UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-56073
Pre-Effective Amendment No.□
Post-Effective Amendment No. 28☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-08241
Amendment No. 149☑
(Check appropriate box or boxes.)
Nationwide Variable Account-9

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2013 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® V
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 43. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
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•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Maximum Annual Contract Maintenance Charge	$15 [5]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[6]
Mortality and Expense Risk Charge	1.10%
Five-Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.25%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.20%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.15%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.25%
Death Benefit Options (an applicant may elect one)
Optional One-Year Step Up Death Benefit	0.05%
Total Variable Account Charges (including this option only)	1.15%
Optional 5% Enhanced Death Benefit	0.10%
Total Variable Account Charges (including this option only)	1.20%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Five-Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%
Hardship Waiver for Tax Sheltered Annuities	0.15%
Optional 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
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This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each Contract Anniversary. This charge is waived for any contract valued at $25,000 or more on any Contract Anniversary.
[6]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[7]	Range of Five-Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.
[8]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	15% of all purchase payments made to the contract; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.28%	4.21%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule;
•	a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.21%)	$1,331	$2,368	$3,374	$5,951	*	$1,868	$3,074	$5,951	$631	$1,868	$3,074	$5,951
Minimum Total Underlying Mutual Fund Operating Expenses (0.28%)	$ 918	$1,174	$1,455	$2,483	*	$ 674	$1,155	$2,483	$218	$ 674	$1,155	$2,483
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
For contracts issued as Charitable Remainder Trusts and Tax Sheltered Annuities, there is no minimum initial purchase payment. For all other contract types, the minimum initial purchase payment is $1,000. For Tax Sheltered Annuities, the minimum subsequent purchase payment is $25. For all other contract types, there is no minimum subsequent purchase payment.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one
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or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five-Year CDSC Option	All	0.15%
Additional Withdrawal without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
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In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
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Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Nationwide may establish a maximum transfer limit from the Sub-Accounts to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period. Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
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•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
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The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, loans death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
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Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
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Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
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(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
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New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
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CDSC Options
Five-Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
Additional Withdrawal without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
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Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner and/or Contingent Annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
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Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
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If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.10% to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
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Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Nationwide may establish a maximum transfer limit from the Sub-Accounts to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period. Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
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Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
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(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	a $15 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $25,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to CDSC.
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Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
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Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
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After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
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to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize the Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
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A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner and no death benefit is paid.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit will be paid to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
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If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
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Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.10% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
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Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
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Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees
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Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
42

Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-56073
43

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
44

Dreyfus Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
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Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF
46

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration
Designation: STTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
47

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF
48

Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT CardinalSM Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
49

Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE»Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
50

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
51

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
52

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
53

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
54

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.
55

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 1.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.911273	11.612344	17.16%	7,457
2011	10.966845	9.911273	-9.63%	6,896
2010	8.759604	10.966845	25.20%	11,406
2009	6.208582	8.759604	41.09%	6,263
2008*	10.000000	6.208582	-37.91%	129
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.167936	1.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.285811	15.171785	6.20%	86,368
2011	12.926098	14.285811	10.52%	90,757
2010	12.433365	12.926098	3.96%	84,035
2009	11.406501	12.433365	9.00%	66,084
2008	11.719554	11.406501	-2.67%	68,119
2007	10.823057	11.719554	8.28%	31,167
2006	10.772114	10.823057	0.47%	26,022
2005	10.724012	10.772114	0.45%	28,923
2004	10.247814	10.724012	4.65%	18,628
2003*	10.000000	10.247814	2.48%	2,209
56

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.747239	15.600262	13.48%	102,496
2011	13.480316	13.747239	1.98%	115,304
2010	11.940917	13.480316	12.89%	129,544
2009	10.223592	11.940917	16.80%	150,261
2008	15.803283	10.223592	-35.31%	158,715
2007	15.990790	15.803283	-1.17%	172,953
2006	13.808600	15.990790	15.80%	177,039
2005	13.343804	13.808600	3.48%	176,379
2004	11.940757	13.343804	11.75%	153,183
2003	9.333731	11.940757	27.93%	131,778
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.914872	13.707510	15.05%	39,534
2011	12.131262	11.914872	-1.78%	39,272
2010	10.285729	12.131262	17.94%	43,635
2009	8.003497	10.285729	28.52%	36,037
2008	10.697120	8.003497	-25.18%	30,383
2007	11.071995	10.697120	-3.39%	32,499
2006*	10.000000	11.071995	10.72%	9,059
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.505920	13.600734	8.75%	82,100
2011	13.122397	12.505920	-4.70%	68,778
2010	12.088339	13.122397	8.55%	50,410
2009*	10.000000	12.088339	20.88%	4,149
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.428967	17.660870	14.47%	64,720
2011	15.512910	15.428967	-0.54%	70,761
2010	12.465786	15.512910	24.44%	76,791
2009	10.081407	12.465786	23.65%	78,926
2008	14.755033	10.081407	-31.67%	80,830
2007	15.018400	14.755033	-1.75%	82,541
2006	13.272308	15.018400	13.16%	79,520
2005	12.514320	13.272308	6.06%	64,841
2004	10.381496	12.514320	20.54%	41,457
2003	7.618563	10.381496	36.27%	16,084
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.691544	12.947248	10.74%	119,389
2011	11.715723	11.691544	-0.21%	133,781
2010	10.317348	11.715723	13.55%	152,707
2009	7.799377	10.317348	32.28%	165,456
2008	12.026253	7.799377	-35.15%	180,866
2007	11.282351	12.026253	6.59%	198,342
2006	10.446352	11.282351	8.00%	227,188
2005	10.193646	10.446352	2.48%	244,194
2004	9.704318	10.193646	5.04%	255,941
2003	7.787219	9.704318	24.62%	256,172
57

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.523176	15.478869	14.46%	400,937
2011	13.421278	13.523176	0.76%	451,106
2010	11.817023	13.421278	13.58%	500,450
2009	9.457808	11.817023	24.94%	558,667
2008	15.213830	9.457808	-37.83%	615,287
2007	14.615858	15.213830	4.09%	645,804
2006	12.795006	14.615858	14.23%	677,765
2005	12.357170	12.795006	3.54%	687,042
2004	11.292966	12.357170	9.42%	661,939
2003	8.895399	11.292966	26.95%	596,698
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	16.149529	17.637339	9.21%	74,440
2011	14.978871	16.149529	7.82%	77,437
2010	13.133645	14.978871	14.05%	75,111
2009	10.835374	13.133645	21.21%	70,774
2008	15.551743	10.835374	-30.33%	75,249
2007	14.678695	15.551743	5.95%	80,707
2006	12.741982	14.678695	15.20%	89,987
2005	12.342942	12.741982	3.23%	94,351
2004	11.880707	12.342942	3.89%	92,257
2003	9.914002	11.880707	19.84%	84,422
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.713375	18.136040	8.51%	95,985
2011	16.523281	16.713375	1.15%	102,987
2010	15.397564	16.523281	7.31%	127,214
2009	12.927144	15.397564	19.11%	128,849
2008	14.098393	12.927144	-8.31%	151,473
2007	13.527760	14.098393	4.22%	155,070
2006	13.132275	13.527760	3.01%	143,105
2005	13.107871	13.132275	0.19%	133,341
2004	12.790643	13.107871	2.48%	111,998
2003	12.358755	12.790643	3.49%	104,713
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.315439	12.498349	10.45%	16,197
2011	11.473634	11.315439	-1.38%	27,538
2010	10.290497	11.473634	11.50%	27,505
2009	8.380770	10.290497	22.79%	44,331
2008	11.310248	8.380770	-25.90%	45,269
2007	10.526627	11.310248	7.44%	26,185
2006*	10.000000	10.526627	5.27%	6,955
58

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.786367	12.074272	11.94%	70,922
2011	11.030144	10.786367	-2.21%	78,085
2010	9.738655	11.030144	13.26%	102,509
2009	7.646576	9.738655	27.36%	71,351
2008	11.490429	7.646576	-33.45%	61,250
2007	10.546649	11.490429	8.95%	19,743
2006*	10.000000	10.546649	5.47%	7,256
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.211709	11.662690	14.21%	71,921
2011	10.611150	10.211709	-3.76%	71,567
2010	9.249263	10.611150	14.72%	73,082
2009	7.117041	9.249263	29.96%	60,662
2008	11.621249	7.117041	-38.76%	49,687
2007	10.566834	11.621249	9.98%	23,275
2006*	10.000000	10.566834	5.67%	5,794
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.834227	10.186261	3.58%	81,841
2011	10.488753	9.834227	-6.24%	93,426
2010	8.900303	10.488753	17.85%	92,977
2009	6.098189	8.900303	45.95%	99,333
2008	13.523666	6.098189	-54.91%	91,899
2007	9.389333	13.523666	44.03%	54,808
2006*	10.000000	9.389333	-6.11%	19,196
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.979785	17.360932	15.90%	235,405
2011	15.017074	14.979785	-0.25%	259,536
2010	13.193376	15.017074	13.82%	288,996
2009	10.259159	13.193376	28.60%	313,768
2008	18.105249	10.259159	-43.34%	345,695
2007	18.051815	18.105249	0.30%	350,643
2006	15.199905	18.051815	18.76%	347,849
2005	14.531777	15.199905	4.60%	310,576
2004	13.191825	14.531777	10.16%	270,446
2003	10.243000	13.191825	28.79%	210,298
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.925353	14.642162	13.28%	338,370
2011	13.050381	12.925353	-0.96%	383,843
2010	10.636620	13.050381	22.69%	419,460
2009	8.392585	10.636620	26.74%	453,783
2008	16.082526	8.392585	-47.82%	499,379
2007	12.818073	16.082526	25.47%	519,696
2006	12.142810	12.818073	5.56%	561,417
2005	11.618360	12.142810	4.51%	568,293
2004	11.376318	11.618360	2.13%	564,329
2003	8.662889	11.376318	31.32%	530,150
59

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	14.429589	16.296302	12.94%	32,631
2011	14.038580	14.429589	2.79%	32,879
2010	12.474675	14.038580	12.54%	36,577
2009	8.773015	12.474675	42.19%	43,824
2008	11.837516	8.773015	-25.89%	51,482
2007	11.660133	11.837516	1.52%	65,470
2006	10.604160	11.660133	9.96%	94,601
2005	10.457917	10.604160	1.40%	90,408
2004	9.659661	10.457917	8.26%	81,544
2003	7.692360	9.659661	25.57%	79,484
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.982747	13.521479	12.84%	43,626
2011	11.650255	11.982747	2.85%	41,511
2010	10.363858	11.650255	12.41%	37,226
2009	7.280603	10.363858	42.35%	35,636
2008	9.812673	7.280603	-25.80%	22,354
2007*	10.000000	9.812673	-1.87%	18,755
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.869193	14.507539	4.60%	153,732
2011	13.080146	13.869193	6.03%	143,405
2010	12.282400	13.080146	6.50%	152,016
2009	10.736231	12.282400	14.40%	168,610
2008	11.231360	10.736231	-4.41%	159,858
2007	10.897994	11.231360	3.06%	146,654
2006	10.564594	10.897994	3.16%	111,100
2005	10.464104	10.564594	0.96%	79,371
2004	10.142433	10.464104	3.17%	51,429
2003*	10.000000	10.142433	1.42%	2,792
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.496172	11.911608	13.49%	128,504
2011	11.886570	10.496172	-11.70%	138,603
2010	9.338298	11.886570	27.29%	133,153
2009	6.743663	9.338298	38.48%	116,135
2008	11.272286	6.743663	-40.17%	104,133
2007	9.869805	11.272286	14.21%	86,324
2006*	10.000000	9.869805	-1.30%	38,517
60

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	13.527678	16.126667	19.21%	7,611
2011	16.524786	13.527678	-18.14%	8,199
2010	14.787237	16.524786	11.75%	9,354
2009	11.825312	14.787237	25.05%	10,485
2008	21.300566	11.825312	-44.48%	12,763
2007	18.376710	21.300566	15.91%	14,138
2006	15.753299	18.376710	16.65%	18,870
2005	13.388056	15.753299	17.67%	19,728
2004	11.928089	13.388056	12.24%	20,329
2003	8.421945	11.928089	41.63%	24,730
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.427733	14.831193	19.34%	64,522
2011	15.194792	12.427733	-18.21%	69,392
2010	13.594998	15.194792	11.77%	75,654
2009	10.867381	13.594998	25.10%	85,661
2008	19.579612	10.867381	-44.50%	88,404
2007	16.889323	19.579612	15.93%	95,985
2006	14.477894	16.889323	16.66%	86,461
2005	12.309005	14.477894	17.62%	64,107
2004	10.965863	12.309005	12.25%	48,173
2003	7.739985	10.965863	41.68%	21,291
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.528547	17.005390	25.70%	34,431
2011	15.006538	13.528547	-9.85%	37,730
2010	11.999041	15.006538	25.06%	45,151
2009	7.708219	11.999041	55.67%	52,294
2008	15.963627	7.708219	-51.71%	55,005
2007	15.286166	15.963627	4.43%	56,555
2006	13.301272	15.286166	14.92%	52,577
2005	13.113789	13.301272	1.43%	42,573
2004	11.632535	13.113789	12.73%	37,864
2003	7.454046	11.632535	56.06%	16,739
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	12.027382	13.399766	11.41%	82,200
2011	11.877684	12.027382	1.26%	77,737
2010	10.658939	11.877684	11.43%	69,966
2009	7.948254	10.658939	34.10%	57,226
2008	11.424928	7.948254	-30.43%	77,331
2007	11.134394	11.424928	2.61%	49,474
2006*	10.000000	11.134394	11.34%	19,040
61

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	10.028976	11.742187	17.08%	46,369
2011	10.536498	10.028976	-4.82%	54,584
2010	8.308699	10.536498	26.81%	57,934
2009	6.504602	8.308699	27.74%	67,719
2008	9.818976	6.504602	-33.75%	38,341
2007	10.170851	9.818976	-3.46%	25,813
2006*	10.000000	10.170851	1.71%	6,067
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.037365	10.308138	14.06%	7,075
2011	9.280772	9.037365	-2.62%	9,689
2010	8.511220	9.280772	9.04%	2,830
2009	6.607120	8.511220	28.82%	1,223
2008*	10.000000	6.607120	-33.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.510138	11.761814	11.91%	19,246
2011	12.629855	10.510138	-16.78%	22,271
2010	10.867049	12.629855	16.22%	22,965
2009	6.364846	10.867049	70.74%	22,834
2008	13.598175	6.364846	-53.19%	15,608
2007	10.684141	13.598175	27.27%	16,984
2006*	10.000000	10.684141	6.84%	7,166
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.404336	11.002985	17.00%	13,441
2011	10.645578	9.404336	-11.66%	13,162
2010	9.929187	10.645578	7.22%	14,769
2009	7.317648	9.929187	35.69%	14,588
2008	12.413074	7.317648	-41.05%	51,945
2007	10.872497	12.413074	14.17%	27,782
2006*	10.000000	10.872497	8.72%	4,913
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.717821	17.885698	13.79%	56,306
2011	16.025238	15.717821	-1.92%	81,530
2010	14.166385	16.025238	13.12%	80,698
2009	12.068737	14.166385	17.38%	51,221
2008	11.489837	12.068737	5.04%	51,390
2007	10.463874	11.489837	9.80%	11,449
2006*	10.000000	10.463874	4.64%	2,705
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.236738	2.37%	4
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.659049	-3.41%	3,556
62

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.972152	-0.28%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.753767	-2.46%	2,251
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.737636	25.620439	17.86%	42,813
2011	23.685706	21.737636	-8.22%	43,581
2010	22.037235	23.685706	7.48%	37,451
2009*	17.819252	22.037235	23.67%	25,112
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	20.402867	23.939285	17.33%	7,569
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.888445	17.844019	12.31%	821
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	9.097794	11.144150	22.49%	240,665
2011	9.884966	9.097794	-7.96%	258,083
2010	9.386671	9.884966	5.31%	283,944
2009	6.500045	9.386671	44.41%	280,785
2008	11.801837	6.500045	-44.92%	304,628
2007	8.734063	11.801837	35.12%	274,073
2006	8.093142	8.734063	7.92%	281,262
2005	7.270035	8.093142	11.32%	288,742
2004	6.231243	7.270035	16.67%	276,525
2003	5.240220	6.231243	18.91%	263,995
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.600236	5.420713	17.84%	106,038
2011	5.092165	4.600236	-9.66%	32,786
2010	4.138988	5.092165	23.03%	36,686
2009	2.667374	4.138988	55.17%	39,029
2008	4.813811	2.667374	-44.59%	41,561
2007	3.999765	4.813811	20.35%	50,760
2006	3.750538	3.999765	6.65%	64,235
2005	3.399492	3.750538	10.33%	71,246
2004	3.417949	3.399492	-0.54%	78,038
2003	2.359397	3.417949	44.87%	91,114
63

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.795326	13.202859	11.93%	216,486
2011	17.626398	11.795326	-33.08%	39,894
2010	14.255855	17.626398	23.64%	45,719
2009	8.049491	14.255855	77.10%	49,599
2008	17.037948	8.049491	-52.76%	55,633
2007	13.457741	17.037948	26.60%	61,145
2006	9.279830	13.457741	45.02%	72,247
2005	7.111343	9.279830	30.49%	98,166
2004	6.058322	7.111343	17.38%	105,419
2003	4.553254	6.058322	33.05%	122,199
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.722599	17.527195	19.05%	24,480
2011	14.571140	14.722599	1.04%	19,985
2010	11.934062	14.571140	22.10%	20,729
2009	9.524129	11.934062	25.30%	20,268
2008	14.418129	9.524129	-33.94%	26,798
2007	14.230228	14.418129	1.32%	31,723
2006	12.314314	14.230228	15.56%	42,734
2005	11.400631	12.314314	8.01%	51,553
2004*	10.000000	11.400631	14.01%	7,519
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.241840	2.42%	897
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.282757	11.784529	14.60%	88,566
2011	10.445607	10.282757	-1.56%	97,714
2010	9.496562	10.445607	9.99%	102,377
2009	7.841640	9.496562	21.10%	99,302
2008	11.788968	7.841640	-33.48%	61,124
2007	11.079463	11.788968	6.40%	39,941
2006*	10.000000	11.079463	10.79%	13,904
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.456746	11.989006	14.65%	14,408
2011	10.764126	10.456746	-2.86%	10,554
2010*	10.000000	10.764126	7.64%	3,959
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.948483	8.963077	12.76%	154,182
2011	8.092604	7.948483	-1.78%	167,095
2010	6.861832	8.092604	17.94%	182,170
2009	5.198214	6.861832	32.00%	191,100
2008	8.575303	5.198214	-39.38%	209,367
2007	7.253528	8.575303	18.22%	236,366
2006	6.907911	7.253528	5.00%	262,470
2005	6.558208	6.907911	5.33%	298,779
2004	6.131042	6.558208	6.97%	327,315
2003	4.670172	6.131042	31.28%	331,473
64

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.931646	15.798264	13.40%	235,446
2011	13.995773	13.931646	-0.46%	267,144
2010	12.472097	13.995773	12.22%	313,394
2009*	10.000000	12.472097	24.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.312373	11.801550	14.44%	68,044
2011	10.330858	10.312373	-0.18%	66,479
2010	9.325078	10.330858	10.79%	54,399
2009	7.639940	9.325078	22.06%	43,606
2008	11.000442	7.639940	-30.55%	35,029
2007	10.479861	11.000442	4.97%	22,431
2006*	10.000000	10.479861	4.80%	7,280
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.546118	11.985942	3.81%	41,560
2011	11.042165	11.546118	4.56%	43,894
2010	10.533955	11.042165	4.82%	40,578
2009	9.497230	10.533955	10.92%	59,431
2008	10.654712	9.497230	-10.86%	58,722
2007	10.461879	10.654712	1.84%	32,184
2006*	10.000000	10.461879	4.62%	5,251
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.214607	12.333180	20.74%	50,595
2011	11.388162	10.214607	-10.31%	53,942
2010	10.345640	11.388162	10.08%	62,025
2009	7.387323	10.345640	40.05%	66,085
2008	12.172813	7.387323	-39.31%	55,028
2007	10.762882	12.172813	13.10%	37,081
2006*	10.000000	10.762882	7.63%	17,663
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.500514	11.030803	16.11%	107,483
2011	10.078460	9.500514	-5.73%	108,187
2010	8.621883	10.078460	16.89%	103,304
2009	6.281631	8.621883	37.26%	107,997
2008	11.385541	6.281631	-44.83%	89,248
2007	10.288678	11.385541	10.66%	84,595
2006*	10.000000	10.288678	2.89%	30,892
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.250277	9.551526	15.77%	34,703
2011	8.532609	8.250277	-3.31%	33,525
2010	7.774220	8.532609	9.76%	31,501
2009	6.014749	7.774220	29.25%	33,737
2008	9.819431	6.014749	-38.75%	13,568
2007*	10.000000	9.819431	-1.81%	4,834
65

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.705005	20.058648	13.29%	6,454
2011	17.243189	17.705005	2.68%	10,326
2010	15.408067	17.243189	11.91%	11,766
2009	10.670909	15.408067	44.39%	13,879
2008	14.983441	10.670909	-28.78%	16,851
2007	14.690513	14.983441	1.99%	18,780
2006	13.429490	14.690513	9.39%	24,185
2005	13.262747	13.429490	1.26%	33,528
2004	12.180431	13.262747	8.89%	35,668
2003	10.072515	12.180431	20.93%	33,755
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.785261	15.638475	13.44%	41,080
2011	13.427049	13.785261	2.67%	40,851
2010	11.997439	13.427049	11.92%	42,194
2009	8.304238	11.997439	44.47%	43,734
2008	11.677897	8.304238	-28.89%	40,147
2007	11.445881	11.677897	2.03%	43,275
2006	10.463797	11.445881	9.39%	31,149
2005*	10.000000	10.463797	4.64%	14,860
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.940919	13.989800	17.16%	79,204
2011	12.360869	11.940919	-3.40%	93,542
2010	10.795566	12.360869	14.50%	111,618
2009	8.491429	10.795566	27.13%	124,093
2008	13.626680	8.491429	-37.69%	135,457
2007	14.091448	13.626680	-3.30%	145,629
2006	12.292541	14.091448	14.63%	114,694
2005	11.922530	12.292541	3.10%	83,840
2004	10.259752	11.922530	16.21%	59,406
2003	7.892787	10.259752	29.99%	28,094
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.777448	8.994830	15.65%	149,251
2011	8.897568	7.777448	-12.59%	164,644
2010	7.781931	8.897568	14.34%	193,255
2009	5.144130	7.781931	51.28%	221,386
2008*	10.000000	5.144130	-48.56%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.337300	10.296214	10.27%	40,047
2011	9.751002	9.337300	-4.24%	40,966
2010	7.978095	9.751002	22.22%	39,618
2009	6.132866	7.978095	30.09%	59,837
2008*	10.000000	6.132866	-38.67%	62,587
66

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.562658	9.836152	14.87%	33,491
2011	9.247549	8.562658	-7.41%	30,572
2010	8.133865	9.247549	13.69%	24,508
2009	6.365782	8.133865	27.77%	6,119
2008*	10.000000	6.365782	-36.34%	1,000
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.012205	10.997048	9.84%	20,630
2011	10.261354	10.012205	-2.43%	16,143
2010	9.397542	10.261354	9.19%	24,022
2009	7.930212	9.397542	18.50%	3,900
2008*	10.000000	7.930212	-20.70%	363
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.393792	10.557671	12.39%	46,181
2011	9.837220	9.393792	-4.51%	43,898
2010	8.850147	9.837220	11.15%	29,326
2009	7.207070	8.850147	22.80%	2,291
2008*	10.000000	7.207070	-27.93%	411
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.754709	11.433714	6.31%	29,669
2011	10.722785	10.754709	0.30%	13,238
2010	10.151663	10.722785	5.63%	3,296
2009	9.082054	10.151663	11.78%	2,437
2008*	10.000000	9.082054	-9.18%	1,026
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.707840	10.788427	11.13%	83,335
2011	10.050033	9.707840	-3.40%	79,680
2010	9.124286	10.050033	10.15%	62,078
2009	7.565372	9.124286	20.61%	25,388
2008*	10.000000	7.565372	-24.35%	2,103
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.051808	10.257738	13.32%	80,575
2011	9.600776	9.051808	-5.72%	67,970
2010	8.567131	9.600776	12.07%	62,401
2009	6.843520	8.567131	25.19%	26,785
2008*	10.000000	6.843520	-31.56%	4,390
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.287903	11.196381	8.83%	28,274
2011	10.430294	10.287903	-1.37%	50,089
2010	9.672495	10.430294	7.83%	44,723
2009	8.310716	9.672495	16.39%	6,375
2008*	10.000000	8.310716	-16.89%	1,439
67

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.855700	12.634111	6.57%	26,109
2011	11.245593	11.855700	5.43%	21,780
2010	10.621184	11.245593	5.88%	16,810
2009	9.872127	10.621184	7.59%	22,521
2008*	10.000000	9.872127	-1.28%	1,632
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.728494	13.484158	5.94%	12,814
2011	12.135789	12.728494	4.88%	16,648
2010	11.349822	12.135789	6.92%	17,246
2009	9.856077	11.349822	15.16%	17,149
2008*	10.000000	9.856077	-1.44%	1,653
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	20.263882	23.490993	15.93%	1,142
2011	26.394743	20.263882	-23.23%	1,170
2010	22.972236	26.394743	14.90%	1,295
2009	14.222724	22.972236	61.52%	1,399
2008	34.048272	14.222724	-58.23%	1,661
2007	23.649505	34.048272	43.97%	1,961
2006	17.489766	23.649505	35.22%	5,433
2005	13.332348	17.489766	31.18%	9,544
2004	11.164642	13.332348	19.42%	9,909
2003	6.830658	11.164642	63.45%	10,080
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	22.269985	25.820583	15.94%	57,430
2011	29.014365	22.269985	-23.24%	60,296
2010	25.243732	29.014365	14.94%	67,256
2009	15.612753	25.243732	61.69%	74,987
2008	37.435968	15.612753	-58.29%	75,493
2007	26.008051	37.435968	43.94%	85,396
2006	19.244358	26.008051	35.15%	71,072
2005	14.667907	19.244358	31.20%	47,794
2004	12.281718	14.667907	19.43%	28,196
2003	7.516119	12.281718	63.41%	9,012
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	16.715085	17.036093	1.92%	274,708
2011	15.757301	16.715085	6.08%	310,193
2010	15.205460	15.757301	3.63%	340,232
2009	14.972061	15.205460	1.56%	364,931
2008	14.053697	14.972061	6.53%	412,379
2007	13.261543	14.053697	5.97%	381,759
2006	12.975103	13.261543	2.21%	366,444
2005	12.704400	12.975103	2.13%	342,702
2004	12.439896	12.704400	2.13%	323,645
2003	12.331593	12.439896	0.88%	286,878
68

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.786941	12.333075	14.33%	5,374
2011	12.086948	10.786941	-10.76%	6,320
2010	10.787539	12.086948	12.05%	1,094
2009	8.408349	10.787539	28.30%	1,121
2008	15.760938	8.408349	-46.65%	1,125
2007	12.534539	15.760938	25.74%	1,161
2006	9.531459	12.534539	31.51%	1,163
2005	7.401248	9.531459	28.78%	1,179
2004	6.553362	7.401248	12.94%	1,222
2003	4.885747	6.553362	34.13%	1,636
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	17.148449	19.601237	14.30%	39,816
2011	19.215057	17.148449	-10.76%	45,706
2010	17.152513	19.215057	12.02%	36,408
2009	13.374780	17.152513	28.25%	35,947
2008	25.062342	13.374780	-46.63%	34,326
2007	19.931416	25.062342	25.74%	34,286
2006	15.157788	19.931416	31.49%	26,164
2005	11.773306	15.157788	28.75%	9,680
2004	10.410101	11.773306	13.10%	3,488
2003	7.777707	10.410101	33.85%	2,413
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.716089	9.020778	16.91%	8,088
2011	8.952007	7.716089	-13.81%	9,676
2010	8.427987	8.952007	6.22%	8,884
2009	6.626051	8.427987	27.19%	8,709
2008	11.772823	6.626051	-43.72%	7,951
2007	10.882719	11.772823	8.18%	5,592
2006*	10.000000	10.882719	8.83%	1,798
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.272544	15.213695	14.63%	231,177
2011	13.969022	13.272544	-4.99%	242,048
2010	12.321793	13.969022	13.37%	250,097
2009	9.794239	12.321793	25.81%	257,744
2008	15.680560	9.794239	-37.54%	246,692
2007	14.964301	15.680560	4.79%	238,974
2006	12.946440	14.964301	15.59%	191,382
2005	12.128091	12.946440	6.75%	117,995
2004	10.754510	12.128091	12.77%	71,804
2003	8.246178	10.754510	30.42%	30,962
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.521179	13.545432	8.18%	5,387
2011	12.549129	12.521179	-0.22%	3,926
2010	11.554648	12.549129	8.61%	124
2009*	10.000000	11.554648	15.55%	7
69

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.151411	14.599701	11.01%	2,044
2011	13.422987	13.151411	-2.02%	1,564
2010	12.114759	13.422987	10.80%	1,118
2009*	10.000000	12.114759	21.15%	7
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.132595	13.660004	4.02%	53,945
2011	12.900263	13.132595	1.80%	47,865
2010	12.317877	12.900263	4.73%	59,496
2009	11.417641	12.317877	7.88%	59,936
2008	12.284510	11.417641	-7.06%	76,194
2007	11.787573	12.284510	4.22%	67,170
2006	11.226330	11.787573	5.00%	62,834
2005	10.987504	11.226330	2.17%	49,608
2004	10.615823	10.987504	3.50%	40,828
2003	9.947392	10.615823	6.72%	27,812
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.540603	14.839180	9.59%	706,417
2011	13.696434	13.540603	-1.14%	727,987
2010	12.486034	13.696434	9.69%	763,336
2009	10.597109	12.486034	17.82%	767,114
2008	13.951104	10.597109	-24.04%	699,671
2007	13.351492	13.951104	4.49%	713,673
2006	12.123233	13.351492	10.13%	600,992
2005	11.635859	12.123233	4.19%	448,804
2004	10.741012	11.635859	8.33%	268,840
2003	9.046478	10.741012	18.73%	115,913
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.558173	15.253747	12.51%	636,341
2011	14.006517	13.558173	-3.20%	695,075
2010	12.551362	14.006517	11.59%	721,894
2009	10.202365	12.551362	23.02%	768,785
2008	15.035889	10.202365	-32.15%	799,166
2007	14.323110	15.035889	4.98%	747,557
2006	12.643526	14.323110	13.28%	658,392
2005	11.939394	12.643526	5.90%	522,811
2004	10.769790	11.939394	10.86%	311,805
2003	8.598521	10.769790	25.25%	112,515
70

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.607350	14.539279	6.85%	202,066
2011	13.480344	13.607350	0.94%	211,129
2010	12.560527	13.480344	7.32%	240,147
2009	11.085962	12.560527	13.30%	248,372
2008	13.194253	11.085962	-15.98%	287,454
2007	12.603326	13.194253	4.69%	224,139
2006	11.753180	12.603326	7.23%	201,821
2005	11.373337	11.753180	3.34%	168,836
2004	10.731567	11.373337	5.98%	123,405
2003	9.543547	10.731567	12.45%	54,919
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.488366	15.832219	17.38%	748,215
2011	13.949671	13.488366	-3.31%	857,832
2010	12.963939	13.949671	7.60%	982,814
2009*	10.000000	12.963939	29.64%	146
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	27.270144	31.681873	16.18%	84,506
2011	28.292664	27.270144	-3.61%	97,806
2010	22.667783	28.292664	24.81%	113,326
2009	16.759745	22.667783	35.25%	125,574
2008	26.671830	16.759745	-37.16%	131,171
2007	25.074563	26.671830	6.37%	139,022
2006	23.071107	25.074563	8.68%	140,632
2005	20.809277	23.071107	10.87%	124,821
2004	18.180524	20.809277	14.46%	103,324
2003	13.651955	18.180524	33.17%	72,343
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.871945	11.741002	-1.10%	319,253
2011	12.003612	11.871945	-1.10%	350,650
2010	12.137097	12.003612	-1.10%	359,787
2009	12.266942	12.137097	-1.06%	402,865
2008	12.153777	12.266942	0.93%	556,280
2007	11.727628	12.153777	3.63%	491,969
2006	11.343801	11.727628	3.38%	384,519
2005	11.171561	11.343801	1.54%	361,622
2004	11.204900	11.171561	-0.30%	309,500
2003	11.259085	11.204900	-0.48%	303,968
71

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	17.095502	18.978077	11.01%	48,207
2011	16.376646	17.095502	4.39%	54,899
2010	14.973439	16.376646	9.37%	62,959
2009	12.172363	14.973439	23.01%	70,672
2008	14.880871	12.172363	-18.20%	72,659
2007	14.382121	14.880871	3.47%	74,780
2006	13.870570	14.382121	3.69%	75,687
2005	13.725193	13.870570	1.06%	68,269
2004	13.026690	13.725193	5.36%	61,062
2003	11.748112	13.026690	10.88%	45,465
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.316095	9.522174	14.50%	136,688
2011	9.277378	8.316095	-10.36%	159,342
2010	8.225872	9.277378	12.78%	174,827
2009	6.095120	8.225872	34.96%	200,289
2008*	10.000000	6.095120	-39.05%	57,044
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.348183	15.476273	15.94%	31,113
2011	16.088959	13.348183	-17.04%	35,818
2010	15.330724	16.088959	4.95%	37,520
2009	11.938879	15.330724	28.41%	38,702
2008	22.494186	11.938879	-46.92%	51,110
2007	22.097949	22.494186	1.79%	55,411
2006	18.202596	22.097949	21.40%	48,103
2005	16.424694	18.202596	10.82%	33,765
2004	13.809398	16.424694	18.94%	11,051
2003*	10.000000	13.809398	38.09%	1,740
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.895402	10.236104	15.07%	115,858
2011	9.263348	8.895402	-3.97%	130,025
2010	8.108655	9.263348	14.24%	141,890
2009	6.317627	8.108655	28.35%	77,410
2008*	10.000000	6.317627	-36.82%	230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.721654	11.326827	16.51%	6,773
2011	10.438125	9.721654	-6.86%	11,156
2010*	10.000000	10.438125	4.38%	12,023
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.223917	9.564017	16.30%	3,794
2011	8.854670	8.223917	-7.12%	4,123
2010	7.940970	8.854670	11.51%	4,343
2009	6.301835	7.940970	26.01%	4,661
2008*	10.000000	6.301835	-36.98%	255
72

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.310248	10.579896	13.64%	258,892
2011	9.829324	9.310248	-5.28%	295,781
2010	7.836832	9.829324	25.42%	319,885
2009	6.233404	7.836832	25.72%	353,412
2008*	10.000000	6.233404	-37.67%	19,829
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.893653	11.383937	15.06%	120,298
2011	10.241195	9.893653	-3.39%	133,320
2010	8.655721	10.241195	18.32%	149,893
2009	6.708071	8.655721	29.03%	177,256
2008*	10.000000	6.708071	-32.92%	40,088
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	14.102544	15.821220	12.19%	51,389
2011	14.352125	14.102544	-1.74%	59,520
2010	11.567848	14.352125	24.07%	64,892
2009	9.176532	11.567848	26.06%	67,341
2008	17.317497	9.176532	-47.01%	72,671
2007	15.955463	17.317497	8.54%	71,877
2006	15.631166	15.955463	2.07%	69,372
2005	14.621540	15.631166	6.91%	69,628
2004	13.035349	14.621540	12.17%	61,240
2003	9.816488	13.035349	32.79%	53,028
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	31.787493	37.864433	19.12%	61,378
2011	33.857021	31.787493	-6.11%	69,826
2010	27.039543	33.857021	25.21%	82,291
2009	21.661647	27.039543	24.83%	91,325
2008	32.282450	21.661647	-32.90%	99,310
2007	35.060668	32.282450	-7.92%	112,412
2006	30.222899	35.060668	16.01%	116,911
2005	29.647062	30.222899	1.94%	123,062
2004	25.555935	29.647062	16.01%	114,126
2003	16.473727	25.555935	55.13%	96,893
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.996788	30.838209	14.23%	87,368
2011	28.903160	26.996788	-6.60%	97,249
2010	23.319904	28.903160	23.94%	110,567
2009	17.504764	23.319904	33.22%	117,471
2008	28.635274	17.504764	-38.87%	124,594
2007	28.351029	28.635274	1.00%	127,233
2006	25.585419	28.351029	10.81%	130,664
2005	23.032234	25.585419	11.09%	113,087
2004	19.566351	23.032234	17.71%	91,053
2003	14.029693	19.566351	39.46%	75,625
73

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	12.309812	13.904568	12.96%	281,048
2011	12.380966	12.309812	-0.57%	311,384
2010	11.034479	12.380966	12.20%	351,240
2009	8.848135	11.034479	24.71%	395,628
2008	15.307951	8.848135	-42.20%	437,933
2007	14.308509	15.307951	6.98%	470,614
2006	12.732098	14.308509	12.38%	508,287
2005	11.981674	12.732098	6.26%	530,423
2004	11.038527	11.981674	8.54%	554,018
2003	8.752996	11.038527	26.11%	545,809
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.835613	11.262780	14.51%	271,361
2011	9.337754	9.835613	5.33%	302,822
2010	7.252567	9.337754	28.75%	316,308
2009	5.604966	7.252567	29.40%	338,603
2008*	10.000000	5.604966	-43.95%	3,280
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.610693	10.863450	2.38%	21,786
2011	10.590916	10.610693	0.19%	21,391
2010	10.455700	10.590916	1.29%	22,321
2009	9.870265	10.455700	5.93%	19,992
2008*	10.000000	9.870265	-1.30%	1,205
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.786443	13.937028	18.25%	25,704
2011	13.608361	11.786443	-13.39%	32,573
2010	12.938556	13.608361	5.18%	34,988
2009*	10.000000	12.938556	29.39%	49,967
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.610673	10.976931	3.45%	45,209
2011	10.697467	10.610673	-0.81%	46,209
2010	10.273491	10.697467	4.13%	63,992
2009	9.166189	10.273491	12.08%	58,554
2008	10.705809	9.166189	-14.38%	69,420
2007	10.332505	10.705809	3.61%	66,164
2006	10.025843	10.332505	3.06%	31,626
2005	9.992825	10.025843	0.33%	19,964
2004	10.025854	9.992825	-0.33%	14,180
2003*	10.000000	10.025854	0.26%	62,192
74

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.149887	8.771024	7.62%	3,962
2011	8.328667	8.149887	-2.15%	4,758
2010	7.040521	8.328667	18.30%	3,777
2009	5.799261	7.040521	21.40%	3,994
2008	9.688085	5.799261	-40.14%	1,913
2007	9.746244	9.688085	-0.60%	284
2006*	10.000000	9.746244	-2.54%	25
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.958772	14.223032	9.76%	20,274
2011	13.519055	12.958772	-4.14%	25,337
2010	11.126395	13.519055	21.50%	25,370
2009	8.560035	11.126395	29.98%	25,227
2008	14.292911	8.560035	-40.11%	27,251
2007	13.430250	14.292911	6.42%	63,945
2006	11.942734	13.430250	12.46%	25,003
2005	11.300308	11.942734	5.69%	7,907
2004*	10.000000	11.300308	13.00%	1,025
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.877798	17.133756	15.16%	130,862
2011	14.879893	14.877798	-0.01%	145,384
2010	11.803424	14.879893	26.06%	167,696
2009	9.000027	11.803424	31.15%	179,461
2008	17.867256	9.000027	-49.63%	191,202
2007	16.991136	17.867256	5.16%	201,850
2006	16.686412	16.991136	1.83%	224,057
2005	15.019928	16.686412	11.10%	232,368
2004	12.679364	15.019928	18.46%	220,457
2003	10.207958	12.679364	24.21%	206,142
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.769988	23.702220	19.89%	161,947
2011	21.791310	19.769988	-9.28%	175,310
2010	18.998591	21.791310	14.70%	182,943
2009	13.751120	18.998591	38.16%	198,674
2008	23.249077	13.751120	-40.85%	216,697
2007	22.107952	23.249077	5.16%	222,177
2006	18.993498	22.107952	16.40%	196,348
2005	16.795982	18.993498	13.08%	136,878
2004	14.247804	16.795982	17.88%	79,720
2003*	10.000000	14.247804	42.48%	28,481
75

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.523077	15.018696	19.93%	30,903
2011	13.806701	12.523077	-9.30%	44,853
2010	12.038250	13.806701	14.69%	47,914
2009	8.708572	12.038250	38.23%	53,121
2008	14.722203	8.708572	-40.85%	63,226
2007	14.002027	14.722203	5.14%	73,651
2006	12.029135	14.002027	16.40%	80,485
2005	10.640161	12.029135	13.05%	85,023
2004	9.028338	10.640161	17.85%	98,233
2003	6.382747	9.028338	41.45%	108,721
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.159260	1.59%	4,839
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	14.006334	16.188933	15.58%	124,599
2011	14.163832	14.006334	-1.11%	140,887
2010	12.334467	14.163832	14.83%	158,263
2009	9.721788	12.334467	26.87%	188,121
2008	15.976084	9.721788	-39.15%	196,840
2007	15.470351	15.976084	3.27%	194,220
2006	13.598711	15.470351	13.76%	171,963
2005	12.974169	13.598711	4.81%	149,481
2004	11.984770	12.974169	8.26%	139,089
2003	9.562870	11.984770	25.33%	113,232
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.641310	11.250104	16.69%	24,264
2011	9.968885	9.641310	-3.29%	24,253
2010	8.167896	9.968885	22.05%	32,383
2009	6.019679	8.167896	35.69%	32,015
2008	9.790374	6.019679	-38.51%	47,011
2007	10.021096	9.790374	-2.30%	37,701
2006*	10.000000	10.021096	0.21%	10,834
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.638843	6.39%	8,033
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.625815	13.139916	4.07%	6,277
2011	11.774859	12.625815	7.23%	10,473
2010	10.885591	11.774859	8.17%	4,060
2009*	10.000000	10.885591	8.86%	1,415
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.395491	11.917865	4.58%	66,487
2011	11.406927	11.395491	-0.10%	49,343
2010	10.965168	11.406927	4.03%	45,473
2009*	10.000000	10.965168	9.65%	30,617
76

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.017458	10.848202	8.29%	32,741
2011*	10.000000	10.017458	0.17%	9,835
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.527357	14.934298	29.56%	25,001
2011	10.558722	11.527357	9.17%	9,647
2010*	10.000000	10.558722	5.59%	221
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.591270	12.545648	8.23%	13,099
2011	11.093339	11.591270	4.49%	13,936
2010	10.468731	11.093339	5.97%	11,739
2009	9.654044	10.468731	8.44%	11,744
2008	10.870771	9.654044	-11.19%	37,432
2007	10.423896	10.870771	4.29%	34,719
2006*	10.000000	10.423896	4.24%	6,789
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	41.476432	48.386688	16.66%	3,345
2011	39.180972	41.476432	5.86%	3,617
2010	36.098833	39.180972	8.54%	3,790
2009	28.031944	36.098833	28.78%	4,091
2008	33.336470	28.031944	-15.91%	4,903
2007	31.642335	33.336470	5.35%	5,604
2006	28.872927	31.642335	9.59%	6,482
2005	26.007067	28.872927	11.02%	8,406
2004	23.892237	26.007067	8.85%	9,433
2003	18.893275	23.892237	26.46%	12,499
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	42.251197	54.240913	28.38%	16,342
2011	57.526748	42.251197	-26.55%	6,974
2010	45.857764	57.526748	25.45%	7,256
2009	21.750628	45.857764	110.83%	8,837
2008	62.444926	21.750628	-65.17%	9,883
2007	45.883718	62.444926	36.09%	10,360
2006	33.258208	45.883718	37.96%	12,335
2005	25.475580	33.258208	30.55%	17,473
2004	20.461231	25.475580	24.51%	18,450
2003	13.417673	20.461231	52.49%	18,845
77

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	45.584554	46.608474	2.25%	10,999
2011	55.165970	45.584554	-17.37%	1,073
2010	43.160801	55.165970	27.81%	1,330
2009	27.702334	43.160801	55.80%	1,597
2008	51.992806	27.702334	-46.72%	1,804
2007	36.168999	51.992806	43.75%	1,821
2006	29.375443	36.168999	23.13%	1,936
2005	19.582479	29.375443	50.01%	2,238
2004	15.938475	19.582479	22.86%	2,769
2003	11.130644	15.938475	43.19%	3,394
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.652965	-3.47%	10,800
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.503117	16.539022	6.68%	7,372
2011	16.430457	15.503117	-5.64%	5,569
2010	13.104632	16.430457	25.38%	5,497
2009*	10.000000	13.104632	31.05%	2,006
78

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.620945	18.199975	16.51%	0
2011	17.381158	15.620945	-10.13%	0
2010	13.960490	17.381158	24.50%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.130211	1.30%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.611707	14.375290	5.61%	0
2011	12.384804	13.611707	9.91%	0
2010	11.979304	12.384804	3.39%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	12.768265	14.408594	12.85%	0
2011	12.590202	12.768265	1.41%	0
2010	11.214752	12.590202	12.26%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.544189	13.207044	14.40%	0
2011	11.819444	11.544189	-2.33%	0
2010	10.077340	11.819444	17.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.321456	13.325434	8.15%	0
2011	13.000998	12.321456	-5.23%	0
2010	12.043434	13.000998	7.95%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.619211	16.640715	13.83%	0
2011	14.780793	14.619211	-1.09%	0
2010	11.943809	14.780793	23.75%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	10.858741	11.957972	10.12%	0
2011	10.941923	10.858741	-0.76%	0
2010	9.689745	10.941923	12.92%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.560075	14.296365	13.82%	0
2011	12.534993	12.560075	0.20%	0
2010	11.098333	12.534993	12.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	14.999638	16.290220	8.60%	0
2011	13.989924	14.999638	7.22%	0
2010	12.335042	13.989924	13.42%	0
79

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.574255	16.805740	7.91%	0
2011	15.482982	15.574255	0.59%	0
2010	14.508802	15.482982	6.71%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.963498	12.042126	9.84%	0
2011	11.178791	10.963498	-1.93%	0
2010	10.082086	11.178791	10.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.450818	11.633446	11.32%	0
2011	10.746652	10.450818	-2.75%	0
2010	9.541377	10.746652	12.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	0
2010	9.061840	10.338382	14.09%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.528029	9.814082	3.00%	0
2011	10.218924	9.528029	-6.76%	0
2010	8.719783	10.218924	17.19%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	13.912901	16.034604	15.25%	0
2011	14.025386	13.912901	-0.80%	0
2010	12.390959	14.025386	13.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.004671	13.523417	12.65%	0
2011	12.188437	12.004671	-1.51%	0
2010	9.989586	12.188437	22.01%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.402132	15.051592	12.31%	0
2011	13.111684	13.402132	2.22%	0
2010	11.716151	13.111684	11.91%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.675049	13.100832	12.21%	0
2011	11.414402	11.675049	2.28%	0
2010	10.210790	11.414402	11.79%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.214988	13.746171	4.02%	0
2011	12.532648	13.214988	5.44%	0
2010	11.834084	12.532648	5.90%	0
80

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.169563	11.476643	12.85%	0
2011	11.581012	10.169563	-12.19%	0
2010	9.149056	11.581012	26.58%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.564124	14.894544	18.55%	0
2011	15.433555	12.564124	-18.59%	0
2010	13.887863	15.433555	11.13%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.775375	13.974385	18.67%	0
2011	14.477677	11.775375	-18.67%	0
2010	13.025736	14.477677	11.15%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.818429	16.022975	25.00%	0
2011	14.298263	12.818429	-10.35%	0
2010	11.496555	14.298263	24.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	0
2010	10.443102	11.572490	10.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.716856	11.313360	16.43%	0
2011	10.265572	9.716856	-5.35%	0
2010	8.140276	10.265572	26.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.183126	11.332333	11.29%	0
2011	12.305253	10.183126	-17.25%	0
2010	10.646862	12.305253	15.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.111717	10.601214	16.35%	0
2011	10.371969	9.111717	-12.15%	0
2010	9.728036	10.371969	6.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.229091	17.232980	13.16%	0
2011	15.613571	15.229091	-2.46%	0
2010	13.879587	15.613571	12.49%	0
81

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.198760	1.99%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	10.301623	11.488561	11.52%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.716985	-2.83%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.435570	23.951566	17.21%	0
2011	22.391287	20.435570	-8.73%	0
2010	20.949286	22.391287	6.88%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	19.180786	22.379973	16.68%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.315844	17.105044	11.68%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.512229	10.368800	21.81%	0
2011	9.300365	8.512229	-8.47%	0
2010	8.880893	9.300365	4.72%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.304075	5.043466	17.18%	0
2011	4.790931	4.304075	-10.16%	0
2010	3.915887	4.790931	22.35%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.036128	12.284193	11.31%	0
2011	16.584115	11.036128	-33.45%	0
2010	13.487751	16.584115	22.96%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.106981	16.700709	18.39%	0
2011	14.039775	14.106981	0.48%	0
2010	11.563093	14.039775	21.42%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	13.235050	15.736283	18.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.890980	14.691344	13.97%	0
2011	13.168233	12.890980	-2.11%	0
2010	12.038713	13.168233	9.38%	0
82

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
2010*	10.000000	10.724430	7.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.382220	8.278144	12.14%	0
2011	7.558008	7.382220	-2.33%	0
2010	6.444333	7.558008	17.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.726207	15.478551	12.77%	0
2011	13.866343	13.726207	-1.01%	0
2010	12.425797	13.866343	11.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	0
2010	9.136156	10.065308	10.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.896797	11.882881	20.07%	0
2011	11.095465	9.896797	-10.80%	0
2010	10.136054	11.095465	9.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.204869	10.627978	15.46%	0
2011	9.819331	9.204869	-6.26%	0
2010	8.447133	9.819331	16.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
2010	7.659289	8.359747	9.15%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.444472	18.526694	12.66%	0
2011	16.104864	16.444472	2.11%	0
2010	14.471327	16.104864	11.29%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.282530	14.984178	12.81%	0
2011	13.009539	13.282530	2.10%	0
2010	11.689363	13.009539	11.29%	0
83

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.090374	12.920904	16.51%	0
2011	11.544495	11.090374	-3.93%	0
2010	10.138888	11.544495	13.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.619990	8.763596	15.01%	0
2011	8.766116	7.619990	-13.07%	0
2010	7.709797	8.766116	13.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
2010	9.310557	10.109875	8.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0
2010	10.057746	10.564529	5.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
2010	9.039810	9.901666	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
84

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	0
2010	21.817344	24.928611	14.26%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.101282	24.329172	15.30%	0
2011	27.645366	21.101282	-23.67%	0
2010	24.186925	27.645366	14.30%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.525064	15.735000	1.35%	0
2011	14.717057	15.525064	5.49%	0
2010	14.281051	14.717057	3.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.131129	11.518717	13.70%	0
2011	11.415524	10.131129	-11.25%	0
2010	10.245196	11.415524	11.42%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.248453	18.469034	13.67%	0
2011	18.308307	16.248453	-11.25%	0
2010	16.434372	18.308307	11.40%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.557531	14.313888	13.99%	0
2011	13.290291	12.557531	-5.51%	0
2010	11.788571	13.290291	12.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
85

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.425243	12.852190	3.44%	0
2011	12.273494	12.425243	1.24%	0
2010	11.784925	12.273494	4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.811240	13.961615	8.98%	0
2011	13.030994	12.811240	-1.69%	0
2010	11.945785	13.030994	9.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.827832	14.351642	11.88%	0
2011	13.325997	12.827832	-3.74%	0
2010	12.008250	13.325997	10.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.874464	13.679526	6.25%	0
2011	12.825438	12.874464	0.38%	0
2010	12.017093	12.825438	6.73%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0
2010	12.915827	13.820663	7.01%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	25.327907	29.261437	15.53%	0
2011	26.424307	25.327907	-4.15%	0
2010	21.289110	26.424307	24.12%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.026379	10.843956	-1.65%	0
2011	11.210847	11.026379	-1.65%	0
2010	11.398912	11.210847	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.878371	17.528677	10.39%	0
2011	15.295503	15.878371	3.81%	0
2010	14.063112	15.295503	8.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.147768	9.277451	13.86%	0
2011	9.140387	8.147768	-10.86%	0
2010	8.149676	9.140387	12.16%	0
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Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.718277	14.663746	15.30%	0
2011	15.415417	12.718277	-17.50%	0
2010	14.770986	15.415417	4.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.715404	9.973093	14.43%	0
2011	9.126546	8.715404	-4.50%	0
2010	8.033533	9.126546	13.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.631549	11.159296	15.86%	0
2011	10.399117	9.631549	-7.38%	0
2010*	10.000000	10.399117	3.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.057449	9.318191	15.65%	0
2011	8.723860	8.057449	-7.64%	0
2010	7.867363	8.723860	10.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.121841	10.308026	13.00%	0
2011	9.684178	9.121841	-5.81%	0
2010	7.764221	9.684178	24.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
2010	8.575528	10.089948	17.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.140838	14.660146	11.56%	0
2011	13.448046	13.140838	-2.28%	0
2010	10.899692	13.448046	23.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	29.523646	34.971850	18.45%	0
2011	31.621378	29.523646	-6.63%	0
2010	25.395119	31.621378	24.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.074127	28.482329	13.59%	0
2011	26.994603	25.074127	-7.11%	0
2010	21.901665	26.994603	23.25%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.433035	12.842232	12.33%	0
2011	11.563297	11.433035	-1.13%	0
2010	10.363320	11.563297	11.58%	0
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Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.636371	10.973139	13.87%	0
2011	9.199628	9.636371	4.75%	0
2010	7.185158	9.199628	28.04%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0
2010	10.358995	10.434627	0.73%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0
2010	12.890526	13.482517	4.59%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.110137	10.400788	2.87%	0
2011	10.249691	10.110137	-1.36%	0
2010	9.898494	10.249691	3.55%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.311461	12.105706	7.02%	0
2011	11.624127	11.311461	-2.69%	0
2010	9.881167	11.624127	17.64%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.416826	13.552243	9.14%	0
2011	13.025977	12.416826	-4.68%	0
2010	10.780466	13.025977	20.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	13.818060	15.824629	14.52%	0
2011	13.897125	13.818060	-0.57%	0
2010	11.085415	13.897125	25.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.837322	22.458207	19.22%	0
2011	20.879264	18.837322	-9.78%	0
2010	18.305112	20.879264	14.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.734129	13.994104	19.26%	0
2011	13.009145	11.734129	-9.80%	0
2010	11.406210	13.009145	14.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.149055	1.49%	0
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Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.008854	14.952247	14.94%	0
2011	13.228552	13.008854	-1.66%	0
2010	11.584325	13.228552	14.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.341222	10.839177	16.04%	0
2011	9.712507	9.341222	-3.82%	0
2010	8.002283	9.712507	21.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
2010	10.845085	11.665801	7.57%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.227334	11.676512	4.00%	0
2011	11.301282	11.227334	-0.65%	0
2010	10.924366	11.301282	3.45%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.980493	10.747901	7.69%	0
2011*	10.000000	9.980493	-0.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.421095	14.714212	28.83%	0
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.230833	12.087773	7.63%	0
2011	10.808313	11.230833	3.91%	0
2010	10.256771	10.808313	5.38%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	38.523903	44.691789	16.01%	0
2011	36.594804	38.523903	5.27%	0
2010	33.904538	36.594804	7.93%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.242213	50.097390	27.66%	0
2011	53.728614	39.242213	-26.96%	0
2010	43.069151	53.728614	24.75%	0
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Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	42.338165	43.047760	1.68%	0
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.617126	-3.83%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.274494	16.204260	6.09%	0
2011	16.278538	15.274494	-6.17%	0
2010	13.055981	16.278538	24.68%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
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•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The
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maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
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(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
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Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
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(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
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(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
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State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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NEA Valuebuilder SelectSM
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 42. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	American Century Variable Portfolios, Inc.
•	Dreyfus
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Guggenheim SBL Fund
•	Invesco
•	Janus Aspen Series
•	Nationwide Variable Insurance Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Royce Capital Fund
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.

Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Maximum Annual Contract Maintenance Charge	$15 [5]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[6]
Mortality and Expense Risk Charge	1.10%
Five-Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.25%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.20%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.15%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.25%
Death Benefit Options (an applicant may elect one)
Optional One-Year Step Up Death Benefit	0.05%
Total Variable Account Charges (including this option only)	1.15%
Optional 5% Enhanced Death Benefit	0.10%
Total Variable Account Charges (including this option only)	1.20%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Five-Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%
Hardship Waiver for Tax Sheltered Annuities	0.15%
Optional 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
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This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each Contract Anniversary. This charge is waived for any contract valued at $25,000 or more on any Contract Anniversary.
[6]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[7]	Range of Five-Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.
[8]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	15% of all purchase payments made to the contract; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.28%	1.73%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule;
•	a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.73%)	$1,071	$1,626	$2,202	$3,930	*	$1,126	$1,902	$3,930	$371	$1,126	$1,902	$3,930
Minimum Total Underlying Mutual Fund Operating Expenses (0.28%)	$ 918	$1,174	$1,455	$2,483	*	$ 674	$1,155	$2,483	$218	$ 674	$1,155	$2,483
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
For contracts issued as Charitable Remainder Trusts and Tax Sheltered Annuities, there is no minimum initial purchase payment. For all other contract types, the minimum initial purchase payment is $1,000. For Tax Sheltered Annuities, the minimum subsequent purchase payment is $25. For all other contract types, there is no minimum subsequent purchase payment.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase
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payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five-Year CDSC Option	All	0.15%
Additional Withdrawal without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
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•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
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Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Security Distributors, Inc.
The contracts are distributed by the general distributor, Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas, 66636-0001. SDI is registered as a broker/dealer with the NASD and is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company wholly owned by Security Benefit Life Insurance Company.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
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The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities
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incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Nationwide may establish a maximum transfer limit from the Sub-Accounts to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period. Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
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Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-NEA-VALU (1-800-632-8258)
•	by mail to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001
•	by fax at 1-785-438-5177.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
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Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, loans death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
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An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not
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come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
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The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
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Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
Currently, none of the underlying mutual funds assess (or reserve the right to assess) a short-term trading fee.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
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Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
CDSC Options
Five-Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
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Additional Withdrawal without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner and/or Contingent Annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.
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The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.10% to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
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Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via telephone. However, transfer requests submitted by multi-contract advisors via telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
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Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Nationwide may establish a maximum transfer limit from the Sub-Accounts to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period. Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
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Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	a $15 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $25,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
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Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
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The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
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Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize the Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner and no death benefit is paid.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit will be paid to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
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(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
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Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
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Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
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(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.10% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and
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regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
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On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Security Distributors, Inc.
The general distributor, SDI, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-56073
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
43

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	Long-term capital growth.
Guggenheim SBL Fund - Series J (StylePlus Mid Cap Growth Strategy Series) (formerly, Guggenheim SBL Fund - Series J (Mid Cap Growth Series))
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation.
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series)
Investment Advisor:	Security Investors, LLC
Sub-advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	High level of total return.
Guggenheim SBL Fund - Series O (All Cap Value Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	Seeks long-term growth of capital.
Guggenheim SBL Fund - Series P (High Yield Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	High current income and capital appreciation as a secondary objective.
44

Guggenheim SBL Fund - Series Q (Small Cap Value Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	Long-term capital appreciation.
Guggenheim SBL Fund - Series V (Mid Cap Value Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.
Guggenheim SBL Fund - Series X (StylePlus Small Cap Growth Strategy Series) (formerly, Guggenheim SBL Fund - Series X (Small Cap Growth Series))
Investment Advisor:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.
Guggenheim SBL Fund - Series Y (StylePlus Large Cap Growth Strategy Series) (formerly, Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series))
Investment Advisor:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Global Health Care Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. Global Real Estate Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. International Growth Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
45

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
46

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
47

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.
Designation: FF
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
48

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 1.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.747239	15.600262	13.48%	102,496
2011	13.480316	13.747239	1.98%	115,304
2010	11.940917	13.480316	12.89%	129,544
2009	10.223592	11.940917	16.80%	150,261
2008	15.803283	10.223592	-35.31%	158,715
2007	15.990790	15.803283	-1.17%	172,953
2006	13.808600	15.990790	15.80%	177,039
2005	13.343804	13.808600	3.48%	176,379
2004	11.940757	13.343804	11.75%	153,183
2003	9.333731	11.940757	27.93%	131,778
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	14.142103	16.945905	19.83%	0
2011	16.256819	14.142103	-13.01%	0
2010	14.508855	16.256819	12.05%	0
2009	10.967180	14.508855	32.29%	0
2008	20.097962	10.967180	-45.43%	27,731
2007	17.214343	20.097962	16.75%	30,693
2006	13.921341	17.214343	23.65%	36,130
2005	12.428422	13.921341	12.01%	39,581
2004	10.934729	12.428422	13.66%	42,920
2003	8.879812	10.934729	23.14%	47,575
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	19.774828	22.407343	13.31%	0
2011	19.793514	19.774828	-0.09%	0
2010	17.645061	19.793514	12.18%	0
2009	14.884699	17.645061	18.54%	212,461
2008	20.554101	14.884699	-27.58%	227,614
2007	21.909766	20.554101	-6.19%	243,150
2006	18.670139	21.909766	17.35%	250,221
2005	17.972501	18.670139	3.88%	230,750
2004	15.894190	17.972501	13.08%	196,553
2003	12.461991	15.894190	27.54%	152,124
49

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.691544	12.947248	10.74%	119,389
2011	11.715723	11.691544	-0.21%	133,781
2010	10.317348	11.715723	13.55%	152,707
2009	7.799377	10.317348	32.28%	165,456
2008	12.026253	7.799377	-35.15%	180,866
2007	11.282351	12.026253	6.59%	198,342
2006	10.446352	11.282351	8.00%	227,188
2005	10.193646	10.446352	2.48%	244,194
2004	9.704318	10.193646	5.04%	255,941
2003	7.787219	9.704318	24.62%	256,172
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.523176	15.478869	14.46%	400,937
2011	13.421278	13.523176	0.76%	451,106
2010	11.817023	13.421278	13.58%	500,450
2009	9.457808	11.817023	24.94%	558,667
2008	15.213830	9.457808	-37.83%	615,287
2007	14.615858	15.213830	4.09%	645,804
2006	12.795006	14.615858	14.23%	677,765
2005	12.357170	12.795006	3.54%	687,042
2004	11.292966	12.357170	9.42%	661,939
2003	8.895399	11.292966	26.95%	596,698
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	16.149529	17.637339	9.21%	74,440
2011	14.978871	16.149529	7.82%	77,437
2010	13.133645	14.978871	14.05%	75,111
2009	10.835374	13.133645	21.21%	70,774
2008	15.551743	10.835374	-30.33%	75,249
2007	14.678695	15.551743	5.95%	80,707
2006	12.741982	14.678695	15.20%	89,987
2005	12.342942	12.741982	3.23%	94,351
2004	11.880707	12.342942	3.89%	92,257
2003	9.914002	11.880707	19.84%	84,422
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.713375	18.136040	8.51%	95,985
2011	16.523281	16.713375	1.15%	102,987
2010	15.397564	16.523281	7.31%	127,214
2009	12.927144	15.397564	19.11%	128,849
2008	14.098393	12.927144	-8.31%	151,473
2007	13.527760	14.098393	4.22%	155,070
2006	13.132275	13.527760	3.01%	143,105
2005	13.107871	13.132275	0.19%	133,341
2004	12.790643	13.107871	2.48%	111,998
2003	12.358755	12.790643	3.49%	104,713
50

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	20.515234	23.597847	15.03%	572
2011	21.304743	20.515234	-3.71%	572
2010	18.394528	21.304743	15.82%	573
2009	13.709604	18.394528	34.17%	505,956
2008	24.156274	13.709604	-43.25%	564,916
2007	20.786972	24.156274	16.21%	597,939
2006	18.834678	20.786972	10.37%	579,650
2005	16.297747	18.834678	15.57%	468,623
2004	14.287374	16.297747	14.07%	382,283
2003	11.255043	14.287374	26.94%	310,064
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.979785	17.360932	15.90%	235,405
2011	15.017074	14.979785	-0.25%	259,536
2010	13.193376	15.017074	13.82%	288,996
2009	10.259159	13.193376	28.60%	313,768
2008	18.105249	10.259159	-43.34%	345,695
2007	18.051815	18.105249	0.30%	350,643
2006	15.199905	18.051815	18.76%	347,849
2005	14.531777	15.199905	4.60%	310,576
2004	13.191825	14.531777	10.16%	270,446
2003	10.243000	13.191825	28.79%	210,298
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2012	9.956236	11.762884	18.15%	0
2011	9.851932	9.956236	1.06%	0
2010	8.055873	9.851932	22.30%	0
2009	5.589833	8.055873	44.12%	39,450
2008	12.577225	5.589833	-55.56%	44,789
2007	10.336124	12.577225	21.68%	43,897
2006	9.924641	10.336124	4.15%	44,719
2005	9.217840	9.924641	7.67%	54,170
2004	8.705771	9.217840	5.88%	55,929
2003	6.788835	8.705771	28.24%	51,124
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.925353	14.642162	13.28%	338,370
2011	13.050381	12.925353	-0.96%	383,843
2010	10.636620	13.050381	22.69%	419,460
2009	8.392585	10.636620	26.74%	453,783
2008	16.082526	8.392585	-47.82%	499,379
2007	12.818073	16.082526	25.47%	519,696
2006	12.142810	12.818073	5.56%	561,417
2005	11.618360	12.142810	4.51%	568,293
2004	11.376318	11.618360	2.13%	564,329
2003	8.662889	11.376318	31.32%	530,150
51

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	14.429589	16.296302	12.94%	32,631
2011	14.038580	14.429589	2.79%	32,879
2010	12.474675	14.038580	12.54%	36,577
2009	8.773015	12.474675	42.19%	43,824
2008	11.837516	8.773015	-25.89%	51,482
2007	11.660133	11.837516	1.52%	65,470
2006	10.604160	11.660133	9.96%	94,601
2005	10.457917	10.604160	1.40%	90,408
2004	9.659661	10.457917	8.26%	81,544
2003	7.692360	9.659661	25.57%	79,484
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	13.527678	16.126667	19.21%	7,611
2011	16.524786	13.527678	-18.14%	8,199
2010	14.787237	16.524786	11.75%	9,354
2009	11.825312	14.787237	25.05%	10,485
2008	21.300566	11.825312	-44.48%	12,763
2007	18.376710	21.300566	15.91%	14,138
2006	15.753299	18.376710	16.65%	18,870
2005	13.388056	15.753299	17.67%	19,728
2004	11.928089	13.388056	12.24%	20,329
2003	8.421945	11.928089	41.63%	24,730
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
2012	13.966740	16.381424	17.29%	0
2011	15.768838	13.966740	-11.43%	0
2010	14.671362	15.768838	7.48%	0
2009	10.801198	14.671362	35.83%	0
2008	18.274046	10.801198	-40.89%	0
2007	15.958716	18.274046	14.51%	0
2006	13.258865	15.958716	20.36%	0
2005	12.134664	13.258865	9.26%	0
2004	10.321614	12.134664	17.57%	0
2003	7.873374	10.321614	31.10%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
2012	8.605597	9.920972	15.29%	0
2011	10.334618	8.605597	-16.73%	0
2010	9.032382	10.334618	14.42%	0
2009	7.627888	9.032382	18.41%	0
2008	12.517934	7.627888	-39.06%	0
2007	11.625035	12.517934	7.68%	0
2006*	10.000000	11.625035	16.25%	0
52

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series J (StylePlus Mid Cap Growth Strategy Series) - Q/NQ
2012	8.993469	10.298840	14.51%	0
2011	9.504511	8.993469	-5.38%	0
2010	7.739240	9.504511	22.81%	0
2009	5.435681	7.739240	42.38%	0
2008	9.155089	5.435681	-40.63%	0
2007	10.335417	9.155089	-11.42%	0
2006*	10.000000	10.335417	3.35%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
2012	11.259572	12.614988	12.04%	0
2011	11.310594	11.259572	-0.45%	0
2010	10.343834	11.310594	9.35%	0
2009	8.325215	10.343834	24.25%	0
2008	11.562960	8.325215	-28.00%	0
2007	11.026505	11.562960	4.87%	0
2006*	10.000000	11.026505	10.27%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
2012	10.139546	11.582406	14.23%	0
2011	10.717928	10.139546	-5.40%	0
2010	9.293030	10.717928	15.33%	0
2009	7.064464	9.293030	31.55%	0
2008	11.600977	7.064464	-39.10%	0
2007	11.409461	11.600977	1.68%	0
2006*	10.000000	11.409461	14.09%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
2012	14.279121	16.221237	13.60%	0
2011	14.442906	14.279121	-1.13%	0
2010	12.651218	14.442906	14.16%	0
2009	7.404825	12.651218	70.85%	0
2008	10.692932	7.404825	-30.75%	0
2007	10.592642	10.692932	0.95%	0
2006*	10.000000	10.592642	5.93%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
2012	12.567780	14.853903	18.19%	0
2011	13.321148	12.567780	-5.66%	0
2010	11.050788	13.321148	20.54%	0
2009	7.165724	11.050788	54.22%	0
2008	11.797726	7.165724	-39.26%	0
2007	10.820360	11.797726	9.03%	0
2006*	10.000000	10.820360	8.20%	0
53

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
2012	11.642645	13.485414	15.83%	0
2011	12.725604	11.642645	-8.51%	0
2010	10.922922	12.725604	16.50%	0
2009	7.673631	10.922922	42.34%	0
2008	10.846442	7.673631	-29.25%	0
2007	10.767486	10.846442	0.73%	0
2006*	10.000000	10.767486	7.67%	0
Guggenheim SBL Fund - Series X (StylePlus Small Cap Growth Strategy Series) - Q/NQ
2012	9.423662	10.396662	10.33%	0
2011	9.718655	9.423662	-3.04%	0
2010	7.553321	9.718655	28.67%	0
2009	5.649111	7.553321	33.71%	0
2008	10.823315	5.649111	-47.81%	0
2007	10.363546	10.823315	4.44%	0
2006*	10.000000	10.363546	3.64%	0
Guggenheim SBL Fund - Series Y (StylePlus Large Cap Growth Strategy Series) - Q/NQ
2012	9.006123	9.861150	9.49%	0
2011	9.517393	9.006123	-5.37%	0
2010	8.249778	9.517393	15.37%	0
2009	6.258576	8.249778	31.82%	0
2008	10.056156	6.258576	-37.76%	0
2007	10.838566	10.056156	-7.22%	0
2006*	10.000000	10.838566	8.39%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2012	11.284042	13.491851	19.57%	0
2011	10.975776	11.284042	2.81%	0
2010	10.539915	10.975776	4.14%	0
2009	8.347111	10.539915	26.27%	0
2008	11.824034	8.347111	-29.41%	0
2007	10.689063	11.824034	10.62%	0
2006*	10.000000	10.689063	6.89%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2012	9.126163	11.563568	26.71%	0
2011	9.869890	9.126163	-7.54%	0
2010	8.492310	9.869890	16.22%	0
2009	6.528516	8.492310	30.08%	0
2008	11.925753	6.528516	-45.26%	0
2007	12.766269	11.925753	-6.58%	0
2006*	10.000000	12.766269	27.66%	0
54

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2012	17.491572	19.985638	14.26%	0
2011	18.964195	17.491572	-7.77%	0
2010	16.989575	18.964195	11.62%	0
2009	12.702013	16.989575	33.75%	0
2008	21.542349	12.702013	-41.04%	0
2007	18.988211	21.542349	13.45%	0
2006	14.971718	18.988211	26.83%	0
2005	12.836417	14.971718	16.63%	0
2004	10.466614	12.836417	22.64%	0
2003	8.199880	10.466614	27.64%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	9.097794	11.144150	22.49%	240,665
2011	9.884966	9.097794	-7.96%	258,083
2010	9.386671	9.884966	5.31%	283,944
2009	6.500045	9.386671	44.41%	280,785
2008	11.801837	6.500045	-44.92%	304,628
2007	8.734063	11.801837	35.12%	274,073
2006	8.093142	8.734063	7.92%	281,262
2005	7.270035	8.093142	11.32%	288,742
2004	6.231243	7.270035	16.67%	276,525
2003	5.240220	6.231243	18.91%	263,995
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.600236	5.420713	17.84%	106,038
2011	5.092165	4.600236	-9.66%	32,786
2010	4.138988	5.092165	23.03%	36,686
2009	2.667374	4.138988	55.17%	39,029
2008	4.813811	2.667374	-44.59%	41,561
2007	3.999765	4.813811	20.35%	50,760
2006	3.750538	3.999765	6.65%	64,235
2005	3.399492	3.750538	10.33%	71,246
2004	3.417949	3.399492	-0.54%	78,038
2003	2.359397	3.417949	44.87%	91,114
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.795326	13.202859	11.93%	216,486
2011	17.626398	11.795326	-33.08%	39,894
2010	14.255855	17.626398	23.64%	45,719
2009	8.049491	14.255855	77.10%	49,599
2008	17.037948	8.049491	-52.76%	55,633
2007	13.457741	17.037948	26.60%	61,145
2006	9.279830	13.457741	45.02%	72,247
2005	7.111343	9.279830	30.49%	98,166
2004	6.058322	7.111343	17.38%	105,419
2003	4.553254	6.058322	33.05%	122,199
55

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.948483	8.963077	12.76%	154,182
2011	8.092604	7.948483	-1.78%	167,095
2010	6.861832	8.092604	17.94%	182,170
2009	5.198214	6.861832	32.00%	191,100
2008	8.575303	5.198214	-39.38%	209,367
2007	7.253528	8.575303	18.22%	236,366
2006	6.907911	7.253528	5.00%	262,470
2005	6.558208	6.907911	5.33%	298,779
2004	6.131042	6.558208	6.97%	327,315
2003	4.670172	6.131042	31.28%	331,473
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.931646	15.798264	13.40%	235,446
2011	13.995773	13.931646	-0.46%	267,144
2010	12.472097	13.995773	12.22%	313,394
2009*	10.000000	12.472097	24.72%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.705005	20.058648	13.29%	6,454
2011	17.243189	17.705005	2.68%	10,326
2010	15.408067	17.243189	11.91%	11,766
2009	10.670909	15.408067	44.39%	13,879
2008	14.983441	10.670909	-28.78%	16,851
2007	14.690513	14.983441	1.99%	18,780
2006	13.429490	14.690513	9.39%	24,185
2005	13.262747	13.429490	1.26%	33,528
2004	12.180431	13.262747	8.89%	35,668
2003	10.072515	12.180431	20.93%	33,755
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.940919	13.989800	17.16%	79,204
2011	12.360869	11.940919	-3.40%	93,542
2010	10.795566	12.360869	14.50%	111,618
2009	8.491429	10.795566	27.13%	124,093
2008	13.626680	8.491429	-37.69%	135,457
2007	14.091448	13.626680	-3.30%	145,629
2006	12.292541	14.091448	14.63%	114,694
2005	11.922530	12.292541	3.10%	83,840
2004	10.259752	11.922530	16.21%	59,406
2003	7.892787	10.259752	29.99%	28,094
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.777448	8.994830	15.65%	149,251
2011	8.897568	7.777448	-12.59%	164,644
2010	7.781931	8.897568	14.34%	193,255
2009	5.144130	7.781931	51.28%	221,386
2008*	10.000000	5.144130	-48.56%	0
56

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.337300	10.296214	10.27%	40,047
2011	9.751002	9.337300	-4.24%	40,966
2010	7.978095	9.751002	22.22%	39,618
2009	6.132866	7.978095	30.09%	59,837
2008*	10.000000	6.132866	-38.67%	62,587
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.855700	12.634111	6.57%	26,109
2011	11.245593	11.855700	5.43%	21,780
2010	10.621184	11.245593	5.88%	16,810
2009	9.872127	10.621184	7.59%	22,521
2008*	10.000000	9.872127	-1.28%	1,632
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	20.263882	23.490993	15.93%	1,142
2011	26.394743	20.263882	-23.23%	1,170
2010	22.972236	26.394743	14.90%	1,295
2009	14.222724	22.972236	61.52%	1,399
2008	34.048272	14.222724	-58.23%	1,661
2007	23.649505	34.048272	43.97%	1,961
2006	17.489766	23.649505	35.22%	5,433
2005	13.332348	17.489766	31.18%	9,544
2004	11.164642	13.332348	19.42%	9,909
2003	6.830658	11.164642	63.45%	10,080
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	16.715085	17.036093	1.92%	274,708
2011	15.757301	16.715085	6.08%	310,193
2010	15.205460	15.757301	3.63%	340,232
2009	14.972061	15.205460	1.56%	364,931
2008	14.053697	14.972061	6.53%	412,379
2007	13.261543	14.053697	5.97%	381,759
2006	12.975103	13.261543	2.21%	366,444
2005	12.704400	12.975103	2.13%	342,702
2004	12.439896	12.704400	2.13%	323,645
2003	12.331593	12.439896	0.88%	286,878
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.786941	12.333075	14.33%	5,374
2011	12.086948	10.786941	-10.76%	6,320
2010	10.787539	12.086948	12.05%	1,094
2009	8.408349	10.787539	28.30%	1,121
2008	15.760938	8.408349	-46.65%	1,125
2007	12.534539	15.760938	25.74%	1,161
2006	9.531459	12.534539	31.51%	1,163
2005	7.401248	9.531459	28.78%	1,179
2004	6.553362	7.401248	12.94%	1,222
2003	4.885747	6.553362	34.13%	1,636
57

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.540603	14.839180	9.59%	706,417
2011	13.696434	13.540603	-1.14%	727,987
2010	12.486034	13.696434	9.69%	763,336
2009	10.597109	12.486034	17.82%	767,114
2008	13.951104	10.597109	-24.04%	699,671
2007	13.351492	13.951104	4.49%	713,673
2006	12.123233	13.351492	10.13%	600,992
2005	11.635859	12.123233	4.19%	448,804
2004	10.741012	11.635859	8.33%	268,840
2003	9.046478	10.741012	18.73%	115,913
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.488366	15.832219	17.38%	748,215
2011	13.949671	13.488366	-3.31%	857,832
2010	12.963939	13.949671	7.60%	982,814
2009*	10.000000	12.963939	29.64%	146
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	27.270144	31.681873	16.18%	84,506
2011	28.292664	27.270144	-3.61%	97,806
2010	22.667783	28.292664	24.81%	113,326
2009	16.759745	22.667783	35.25%	125,574
2008	26.671830	16.759745	-37.16%	131,171
2007	25.074563	26.671830	6.37%	139,022
2006	23.071107	25.074563	8.68%	140,632
2005	20.809277	23.071107	10.87%	124,821
2004	18.180524	20.809277	14.46%	103,324
2003	13.651955	18.180524	33.17%	72,343
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.871945	11.741002	-1.10%	319,253
2011	12.003612	11.871945	-1.10%	350,650
2010	12.137097	12.003612	-1.10%	359,787
2009	12.266942	12.137097	-1.06%	402,865
2008	12.153777	12.266942	0.93%	556,280
2007	11.727628	12.153777	3.63%	491,969
2006	11.343801	11.727628	3.38%	384,519
2005	11.171561	11.343801	1.54%	361,622
2004	11.204900	11.171561	-0.30%	309,500
2003	11.259085	11.204900	-0.48%	303,968
58

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	17.095502	18.978077	11.01%	48,207
2011	16.376646	17.095502	4.39%	54,899
2010	14.973439	16.376646	9.37%	62,959
2009	12.172363	14.973439	23.01%	70,672
2008	14.880871	12.172363	-18.20%	72,659
2007	14.382121	14.880871	3.47%	74,780
2006	13.870570	14.382121	3.69%	75,687
2005	13.725193	13.870570	1.06%	68,269
2004	13.026690	13.725193	5.36%	61,062
2003	11.748112	13.026690	10.88%	45,465
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2012	13.645283	15.642884	14.64%	0
2011	15.215094	13.645283	-10.32%	0
2010	13.478709	15.215094	12.88%	0
2009*	10.000000	13.478709	34.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.895402	10.236104	15.07%	115,858
2011	9.263348	8.895402	-3.97%	130,025
2010	8.108655	9.263348	14.24%	141,890
2009	6.317627	8.108655	28.35%	77,410
2008*	10.000000	6.317627	-36.82%	230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.310248	10.579896	13.64%	258,892
2011	9.829324	9.310248	-5.28%	295,781
2010	7.836832	9.829324	25.42%	319,885
2009	6.233404	7.836832	25.72%	353,412
2008*	10.000000	6.233404	-37.67%	19,829
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.893653	11.383937	15.06%	120,298
2011	10.241195	9.893653	-3.39%	133,320
2010	8.655721	10.241195	18.32%	149,893
2009	6.708071	8.655721	29.03%	177,256
2008*	10.000000	6.708071	-32.92%	40,088
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	14.102544	15.821220	12.19%	51,389
2011	14.352125	14.102544	-1.74%	59,520
2010	11.567848	14.352125	24.07%	64,892
2009	9.176532	11.567848	26.06%	67,341
2008	17.317497	9.176532	-47.01%	72,671
2007	15.955463	17.317497	8.54%	71,877
2006	15.631166	15.955463	2.07%	69,372
2005	14.621540	15.631166	6.91%	69,628
2004	13.035349	14.621540	12.17%	61,240
2003	9.816488	13.035349	32.79%	53,028
59

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	31.787493	37.864433	19.12%	61,378
2011	33.857021	31.787493	-6.11%	69,826
2010	27.039543	33.857021	25.21%	82,291
2009	21.661647	27.039543	24.83%	91,325
2008	32.282450	21.661647	-32.90%	99,310
2007	35.060668	32.282450	-7.92%	112,412
2006	30.222899	35.060668	16.01%	116,911
2005	29.647062	30.222899	1.94%	123,062
2004	25.555935	29.647062	16.01%	114,126
2003	16.473727	25.555935	55.13%	96,893
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.996788	30.838209	14.23%	87,368
2011	28.903160	26.996788	-6.60%	97,249
2010	23.319904	28.903160	23.94%	110,567
2009	17.504764	23.319904	33.22%	117,471
2008	28.635274	17.504764	-38.87%	124,594
2007	28.351029	28.635274	1.00%	127,233
2006	25.585419	28.351029	10.81%	130,664
2005	23.032234	25.585419	11.09%	113,087
2004	19.566351	23.032234	17.71%	91,053
2003	14.029693	19.566351	39.46%	75,625
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	12.309812	13.904568	12.96%	281,048
2011	12.380966	12.309812	-0.57%	311,384
2010	11.034479	12.380966	12.20%	351,240
2009	8.848135	11.034479	24.71%	395,628
2008	15.307951	8.848135	-42.20%	437,933
2007	14.308509	15.307951	6.98%	470,614
2006	12.732098	14.308509	12.38%	508,287
2005	11.981674	12.732098	6.26%	530,423
2004	11.038527	11.981674	8.54%	554,018
2003	8.752996	11.038527	26.11%	545,809
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.835613	11.262780	14.51%	271,361
2011	9.337754	9.835613	5.33%	302,822
2010	7.252567	9.337754	28.75%	316,308
2009	5.604966	7.252567	29.40%	338,603
2008*	10.000000	5.604966	-43.95%	3,280
60

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	16.008743	18.067579	12.86%	0
2011	16.374618	16.008743	-2.23%	0
2010	15.131684	16.374618	8.21%	0
2009	10.586883	15.131684	42.93%	235,841
2008	19.648575	10.586883	-46.12%	255,623
2007	17.405548	19.648575	12.89%	267,642
2006	16.302811	17.405548	6.76%	291,452
2005	15.683951	16.302811	3.95%	288,328
2004	14.829748	15.683951	5.76%	276,491
2003	11.451136	14.829748	29.50%	232,020
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.877798	17.133756	15.16%	130,862
2011	14.879893	14.877798	-0.01%	145,384
2010	11.803424	14.879893	26.06%	167,696
2009	9.000027	11.803424	31.15%	179,461
2008	17.867256	9.000027	-49.63%	191,202
2007	16.991136	17.867256	5.16%	201,850
2006	16.686412	16.991136	1.83%	224,057
2005	15.019928	16.686412	11.10%	232,368
2004	12.679364	15.019928	18.46%	220,457
2003	10.207958	12.679364	24.21%	206,142
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.523077	15.018696	19.93%	30,903
2011	13.806701	12.523077	-9.30%	44,853
2010	12.038250	13.806701	14.69%	47,914
2009	8.708572	12.038250	38.23%	53,121
2008	14.722203	8.708572	-40.85%	63,226
2007	14.002027	14.722203	5.14%	73,651
2006	12.029135	14.002027	16.40%	80,485
2005	10.640161	12.029135	13.05%	85,023
2004	9.028338	10.640161	17.85%	98,233
2003	6.382747	9.028338	41.45%	108,721
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	14.006334	16.188933	15.58%	124,599
2011	14.163832	14.006334	-1.11%	140,887
2010	12.334467	14.163832	14.83%	158,263
2009	9.721788	12.334467	26.87%	188,121
2008	15.976084	9.721788	-39.15%	196,840
2007	15.470351	15.976084	3.27%	194,220
2006	13.598711	15.470351	13.76%	171,963
2005	12.974169	13.598711	4.81%	149,481
2004	11.984770	12.974169	8.26%	139,089
2003	9.562870	11.984770	25.33%	113,232
61

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2012	14.107607	15.173465	7.56%	1,792
2011	12.773571	14.107607	10.44%	0
2010	11.946595	12.773571	6.92%	0
2009	10.206869	11.946595	17.04%	0
2008	11.100121	10.206869	-8.05%	0
2007	10.144307	11.100121	9.42%	0
2006*	10.000000	10.144307	1.44%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	14.304255	15.504605	8.39%	1,746
2011	13.959709	14.304255	2.47%	0
2010	13.055716	13.959709	6.92%	0
2009	11.576877	13.055716	12.77%	0
2008	11.174964	11.576877	3.60%	0
2007	10.391416	11.174964	7.54%	0
2006*	10.000000	10.391416	3.91%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2012	11.099728	11.812149	6.42%	0
2011	12.768075	11.099728	-13.07%	0
2010	9.933727	12.768075	28.53%	0
2009	6.355345	9.933727	56.31%	0
2008	11.327700	6.355345	-43.90%	0
2007	11.016187	11.327700	2.83%	0
2006*	10.000000	11.016187	10.16%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	41.476432	48.386688	16.66%	3,345
2011	39.180972	41.476432	5.86%	3,617
2010	36.098833	39.180972	8.54%	3,790
2009	28.031944	36.098833	28.78%	4,091
2008	33.336470	28.031944	-15.91%	4,903
2007	31.642335	33.336470	5.35%	5,604
2006	28.872927	31.642335	9.59%	6,482
2005	26.007067	28.872927	11.02%	8,406
2004	23.892237	26.007067	8.85%	9,433
2003	18.893275	23.892237	26.46%	12,499
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2012	13.108544	14.758835	12.59%	0
2011	13.760263	13.108544	-4.74%	0
2010	13.165013	13.760263	4.52%	0
2009	10.044100	13.165013	31.07%	0
2008	18.340560	10.044100	-45.24%	0
2007	16.184326	18.340560	13.32%	0
2006	13.077056	16.184326	23.76%	0
2005	11.904429	13.077056	9.85%	0
2004	10.253849	11.904429	16.10%	0
2003	8.136858	10.253849	26.02%	0
62

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	42.251197	54.240913	28.38%	16,342
2011	57.526748	42.251197	-26.55%	6,974
2010	45.857764	57.526748	25.45%	7,256
2009	21.750628	45.857764	110.83%	8,837
2008	62.444926	21.750628	-65.17%	9,883
2007	45.883718	62.444926	36.09%	10,360
2006	33.258208	45.883718	37.96%	12,335
2005	25.475580	33.258208	30.55%	17,473
2004	20.461231	25.475580	24.51%	18,450
2003	13.417673	20.461231	52.49%	18,845
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	45.584554	46.608474	2.25%	10,999
2011	55.165970	45.584554	-17.37%	1,073
2010	43.160801	55.165970	27.81%	1,330
2009	27.702334	43.160801	55.80%	1,597
2008	51.992806	27.702334	-46.72%	1,804
2007	36.168999	51.992806	43.75%	1,821
2006	29.375443	36.168999	23.13%	1,936
2005	19.582479	29.375443	50.01%	2,238
2004	15.938475	19.582479	22.86%	2,769
2003	11.130644	15.938475	43.19%	3,394
63

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	12.768265	14.408594	12.85%	0
2011	12.590202	12.768265	1.41%	0
2010	11.214752	12.590202	12.26%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	13.134957	15.651386	19.16%	0
2011	15.183451	13.134957	-13.49%	0
2010	13.626560	15.183451	11.43%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	18.366663	20.695719	12.68%	0
2011	18.486618	18.366663	-0.65%	0
2010	16.572080	18.486618	11.55%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	10.858741	11.957972	10.12%	0
2011	10.941923	10.858741	-0.76%	0
2010	9.689745	10.941923	12.92%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.560075	14.296365	13.82%	0
2011	12.534993	12.560075	0.20%	0
2010	11.098333	12.534993	12.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	14.999638	16.290220	8.60%	0
2011	13.989924	14.999638	7.22%	0
2010	12.335042	13.989924	13.42%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.574255	16.805740	7.91%	0
2011	15.482982	15.574255	0.59%	0
2010	14.508802	15.482982	6.71%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	19.054245	21.795185	14.38%	0
2011	19.897979	19.054245	-4.24%	0
2010	17.275891	19.897979	15.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	13.912901	16.034604	15.25%	0
2011	14.025386	13.912901	-0.80%	0
2010	12.390959	14.025386	13.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2012	9.246967	10.864040	17.49%	0
2011	9.201156	9.246967	0.50%	0
2010	7.565769	9.201156	21.62%	0
64

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.004671	13.523417	12.65%	0
2011	12.188437	12.004671	-1.51%	0
2010	9.989586	12.188437	22.01%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.402132	15.051592	12.31%	0
2011	13.111684	13.402132	2.22%	0
2010	11.716151	13.111684	11.91%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.564124	14.894544	18.55%	0
2011	15.433555	12.564124	-18.59%	0
2010	13.887863	15.433555	11.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
2012	13.233743	15.435196	16.64%	0
2011	15.024748	13.233743	-11.92%	0
2010	14.057145	15.024748	6.88%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
2012	8.342797	9.564397	14.64%	0
2011	10.075009	8.342797	-17.19%	0
2010	8.854663	10.075009	13.78%	0
Guggenheim SBL Fund - Series J (StylePlus Mid Cap Growth Strategy Series) - Q/NQ
2012	8.718771	9.928633	13.88%	0
2011	9.265645	8.718771	-5.90%	0
2010	7.586876	9.265645	22.13%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
2012	10.915850	12.161731	11.41%	0
2011	11.026495	10.915850	-1.00%	0
2010	10.140371	11.026495	8.74%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
2012	9.829918	11.166155	13.59%	0
2011	10.448646	9.829918	-5.92%	0
2010	9.110161	10.448646	14.69%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
2012	13.843354	15.638547	12.97%	0
2011	14.080244	13.843354	-1.68%	0
2010	12.402468	14.080244	13.53%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
2012	12.183942	14.319981	17.53%	0
2011	12.986415	12.183942	-6.18%	0
2010	10.833277	12.986415	19.88%	0
65

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
2012	11.287102	13.000733	15.18%	0
2011	12.405887	11.287102	-9.02%	0
2010	10.707980	12.405887	15.86%	0
Guggenheim SBL Fund - Series X (StylePlus Small Cap Growth Strategy Series) - Q/NQ
2012	9.135840	10.022934	9.71%	0
2011	9.474425	9.135840	-3.57%	0
2010	7.404625	9.474425	27.95%	0
Guggenheim SBL Fund - Series Y (StylePlus Large Cap Growth Strategy Series) - Q/NQ
2012	8.731092	9.506724	8.88%	0
2011	9.278238	8.731092	-5.90%	0
2010	8.087402	9.278238	14.72%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2012	10.939505	13.007015	18.90%	0
2011	10.700035	10.939505	2.24%	0
2010	10.332565	10.700035	3.56%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2012	8.847433	11.147927	26.00%	0
2011	9.621867	8.847433	-8.05%	0
2010	8.325135	9.621867	15.58%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2012	16.573635	18.831285	13.62%	0
2011	18.069341	16.573635	-8.28%	0
2010	16.278322	18.069341	11.00%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.512229	10.368800	21.81%	0
2011	9.300365	8.512229	-8.47%	0
2010	8.880893	9.300365	4.72%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.304075	5.043466	17.18%	0
2011	4.790931	4.304075	-10.16%	0
2010	3.915887	4.790931	22.35%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.036128	12.284193	11.31%	0
2011	16.584115	11.036128	-33.45%	0
2010	13.487751	16.584115	22.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.382220	8.278144	12.14%	0
2011	7.558008	7.382220	-2.33%	0
2010	6.444333	7.558008	17.28%	0
66

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.726207	15.478551	12.77%	0
2011	13.866343	13.726207	-1.01%	0
2010	12.425797	13.866343	11.59%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.444472	18.526694	12.66%	0
2011	16.104864	16.444472	2.11%	0
2010	14.471327	16.104864	11.29%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.090374	12.920904	16.51%	0
2011	11.544495	11.090374	-3.93%	0
2010	10.138888	11.544495	13.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.619990	8.763596	15.01%	0
2011	8.766116	7.619990	-13.07%	0
2010	7.709797	8.766116	13.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	0
2010	21.817344	24.928611	14.26%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.525064	15.735000	1.35%	0
2011	14.717057	15.525064	5.49%	0
2010	14.281051	14.717057	3.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.131129	11.518717	13.70%	0
2011	11.415524	10.131129	-11.25%	0
2010	10.245196	11.415524	11.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.811240	13.961615	8.98%	0
2011	13.030994	12.811240	-1.69%	0
2010	11.945785	13.030994	9.08%	0
67

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0
2010	12.915827	13.820663	7.01%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	25.327907	29.261437	15.53%	0
2011	26.424307	25.327907	-4.15%	0
2010	21.289110	26.424307	24.12%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.026379	10.843956	-1.65%	0
2011	11.210847	11.026379	-1.65%	0
2010	11.398912	11.210847	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.878371	17.528677	10.39%	0
2011	15.295503	15.878371	3.81%	0
2010	14.063112	15.295503	8.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2012	13.444035	15.326291	14.00%	0
2011	15.074438	13.444035	-10.82%	0
2010	13.428683	15.074438	12.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.715404	9.973093	14.43%	0
2011	9.126546	8.715404	-4.50%	0
2010	8.033533	9.126546	13.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.121841	10.308026	13.00%	0
2011	9.684178	9.121841	-5.81%	0
2010	7.764221	9.684178	24.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
2010	8.575528	10.089948	17.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.140838	14.660146	11.56%	0
2011	13.448046	13.140838	-2.28%	0
2010	10.899692	13.448046	23.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	29.523646	34.971850	18.45%	0
2011	31.621378	29.523646	-6.63%	0
2010	25.395119	31.621378	24.52%	0
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Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.074127	28.482329	13.59%	0
2011	26.994603	25.074127	-7.11%	0
2010	21.901665	26.994603	23.25%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.433035	12.842232	12.33%	0
2011	11.563297	11.433035	-1.13%	0
2010	10.363320	11.563297	11.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.636371	10.973139	13.87%	0
2011	9.199628	9.636371	4.75%	0
2010	7.185158	9.199628	28.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	14.868539	16.687221	12.23%	0
2011	15.293218	14.868539	-2.78%	0
2010	14.211338	15.293218	7.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	13.818060	15.824629	14.52%	0
2011	13.897125	13.818060	-0.57%	0
2010	11.085415	13.897125	25.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.734129	13.994104	19.26%	0
2011	13.009145	11.734129	-9.80%	0
2010	11.406210	13.009145	14.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.008854	14.952247	14.94%	0
2011	13.228552	13.008854	-1.66%	0
2010	11.584325	13.228552	14.19%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2012	13.675087	14.626255	6.96%	0
2011	12.451008	13.675087	9.83%	0
2010	11.710042	12.451008	6.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	13.865713	14.945446	7.79%	0
2011	13.607196	13.865713	1.90%	0
2010	12.797194	13.607196	6.33%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2012	10.760744	11.387583	5.83%	0
2011	12.447291	10.760744	-13.55%	0
2010	9.738231	12.447291	27.82%	0
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Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	38.523903	44.691789	16.01%	0
2011	36.594804	38.523903	5.27%	0
2010	33.904538	36.594804	7.93%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2012	12.420615	13.906359	11.96%	0
2011	13.110918	12.420615	-5.27%	0
2010	12.613792	13.110918	3.94%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.242213	50.097390	27.66%	0
2011	53.728614	39.242213	-26.96%	0
2010	43.069151	53.728614	24.75%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	42.338165	43.047760	1.68%	0
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
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•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The
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maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
77

(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
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Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
79

(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
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(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
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State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The Best of America® V
NEA Valuebuilder SelectSM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. For contracts that are issued through NEA, all inquiries and requests should be made to the Service Center by writing to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001, or calling 1-800-NEA-VALU (1-800-632-8258). Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-9 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide and Security Benefit Life ("SBL") have responsibility for administration of the contracts and the Variable Account. Nationwide and SBL maintain records including the name, address, taxpayer identification number, and other pertinent information, such as the number and type of contracts issued to each contract owner and records with respect to Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide. Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements are related to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
Effective November 10, 2000, the contracts, which are offered continuously, are distributed by Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636 – 0001. Prior to November 14, 2000, the contracts were distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. No underwriting commissions have been paid by Nationwide to SDI for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2012. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.911273	11.612344	17.16%	7,457
2011	10.966845	9.911273	-9.63%	6,896
2010	8.759604	10.966845	25.20%	11,406
2009	6.208582	8.759604	41.09%	6,263
2008*	10.000000	6.208582	-37.91%	129
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.167936	1.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.285811	15.171785	6.20%	86,368
2011	12.926098	14.285811	10.52%	90,757
2010	12.433365	12.926098	3.96%	84,035
2009	11.406501	12.433365	9.00%	66,084
2008	11.719554	11.406501	-2.67%	68,119
2007	10.823057	11.719554	8.28%	31,167
2006	10.772114	10.823057	0.47%	26,022
2005	10.724012	10.772114	0.45%	28,923
2004	10.247814	10.724012	4.65%	18,628
2003*	10.000000	10.247814	2.48%	2,209
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.747239	15.600262	13.48%	102,496
2011	13.480316	13.747239	1.98%	115,304
2010	11.940917	13.480316	12.89%	129,544
2009	10.223592	11.940917	16.80%	150,261
2008	15.803283	10.223592	-35.31%	158,715
2007	15.990790	15.803283	-1.17%	172,953
2006	13.808600	15.990790	15.80%	177,039
2005	13.343804	13.808600	3.48%	176,379
2004	11.940757	13.343804	11.75%	153,183
2003	9.333731	11.940757	27.93%	131,778

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	14.142103	16.945905	19.83%	0
2011	16.256819	14.142103	-13.01%	0
2010	14.508855	16.256819	12.05%	0
2009	10.967180	14.508855	32.29%	0
2008	20.097962	10.967180	-45.43%	27,731
2007	17.214343	20.097962	16.75%	30,693
2006	13.921341	17.214343	23.65%	36,130
2005	12.428422	13.921341	12.01%	39,581
2004	10.934729	12.428422	13.66%	42,920
2003	8.879812	10.934729	23.14%	47,575
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.914872	13.707510	15.05%	39,534
2011	12.131262	11.914872	-1.78%	39,272
2010	10.285729	12.131262	17.94%	43,635
2009	8.003497	10.285729	28.52%	36,037
2008	10.697120	8.003497	-25.18%	30,383
2007	11.071995	10.697120	-3.39%	32,499
2006*	10.000000	11.071995	10.72%	9,059
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	19.774828	22.407343	13.31%	0
2011	19.793514	19.774828	-0.09%	0
2010	17.645061	19.793514	12.18%	0
2009	14.884699	17.645061	18.54%	212,461
2008	20.554101	14.884699	-27.58%	227,614
2007	21.909766	20.554101	-6.19%	243,150
2006	18.670139	21.909766	17.35%	250,221
2005	17.972501	18.670139	3.88%	230,750
2004	15.894190	17.972501	13.08%	196,553
2003	12.461991	15.894190	27.54%	152,124
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.505920	13.600734	8.75%	82,100
2011	13.122397	12.505920	-4.70%	68,778
2010	12.088339	13.122397	8.55%	50,410
2009*	10.000000	12.088339	20.88%	4,149
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.428967	17.660870	14.47%	64,720
2011	15.512910	15.428967	-0.54%	70,761
2010	12.465786	15.512910	24.44%	76,791
2009	10.081407	12.465786	23.65%	78,926
2008	14.755033	10.081407	-31.67%	80,830
2007	15.018400	14.755033	-1.75%	82,541
2006	13.272308	15.018400	13.16%	79,520
2005	12.514320	13.272308	6.06%	64,841
2004	10.381496	12.514320	20.54%	41,457
2003	7.618563	10.381496	36.27%	16,084

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.691544	12.947248	10.74%	119,389
2011	11.715723	11.691544	-0.21%	133,781
2010	10.317348	11.715723	13.55%	152,707
2009	7.799377	10.317348	32.28%	165,456
2008	12.026253	7.799377	-35.15%	180,866
2007	11.282351	12.026253	6.59%	198,342
2006	10.446352	11.282351	8.00%	227,188
2005	10.193646	10.446352	2.48%	244,194
2004	9.704318	10.193646	5.04%	255,941
2003	7.787219	9.704318	24.62%	256,172
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.523176	15.478869	14.46%	400,937
2011	13.421278	13.523176	0.76%	451,106
2010	11.817023	13.421278	13.58%	500,450
2009	9.457808	11.817023	24.94%	558,667
2008	15.213830	9.457808	-37.83%	615,287
2007	14.615858	15.213830	4.09%	645,804
2006	12.795006	14.615858	14.23%	677,765
2005	12.357170	12.795006	3.54%	687,042
2004	11.292966	12.357170	9.42%	661,939
2003	8.895399	11.292966	26.95%	596,698
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	16.149529	17.637339	9.21%	74,440
2011	14.978871	16.149529	7.82%	77,437
2010	13.133645	14.978871	14.05%	75,111
2009	10.835374	13.133645	21.21%	70,774
2008	15.551743	10.835374	-30.33%	75,249
2007	14.678695	15.551743	5.95%	80,707
2006	12.741982	14.678695	15.20%	89,987
2005	12.342942	12.741982	3.23%	94,351
2004	11.880707	12.342942	3.89%	92,257
2003	9.914002	11.880707	19.84%	84,422
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.713375	18.136040	8.51%	95,985
2011	16.523281	16.713375	1.15%	102,987
2010	15.397564	16.523281	7.31%	127,214
2009	12.927144	15.397564	19.11%	128,849
2008	14.098393	12.927144	-8.31%	151,473
2007	13.527760	14.098393	4.22%	155,070
2006	13.132275	13.527760	3.01%	143,105
2005	13.107871	13.132275	0.19%	133,341
2004	12.790643	13.107871	2.48%	111,998
2003	12.358755	12.790643	3.49%	104,713

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.315439	12.498349	10.45%	16,197
2011	11.473634	11.315439	-1.38%	27,538
2010	10.290497	11.473634	11.50%	27,505
2009	8.380770	10.290497	22.79%	44,331
2008	11.310248	8.380770	-25.90%	45,269
2007	10.526627	11.310248	7.44%	26,185
2006*	10.000000	10.526627	5.27%	6,955
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.786367	12.074272	11.94%	70,922
2011	11.030144	10.786367	-2.21%	78,085
2010	9.738655	11.030144	13.26%	102,509
2009	7.646576	9.738655	27.36%	71,351
2008	11.490429	7.646576	-33.45%	61,250
2007	10.546649	11.490429	8.95%	19,743
2006*	10.000000	10.546649	5.47%	7,256
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.211709	11.662690	14.21%	71,921
2011	10.611150	10.211709	-3.76%	71,567
2010	9.249263	10.611150	14.72%	73,082
2009	7.117041	9.249263	29.96%	60,662
2008	11.621249	7.117041	-38.76%	49,687
2007	10.566834	11.621249	9.98%	23,275
2006*	10.000000	10.566834	5.67%	5,794
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	20.515234	23.597847	15.03%	572
2011	21.304743	20.515234	-3.71%	572
2010	18.394528	21.304743	15.82%	573
2009	13.709604	18.394528	34.17%	505,956
2008	24.156274	13.709604	-43.25%	564,916
2007	20.786972	24.156274	16.21%	597,939
2006	18.834678	20.786972	10.37%	579,650
2005	16.297747	18.834678	15.57%	468,623
2004	14.287374	16.297747	14.07%	382,283
2003	11.255043	14.287374	26.94%	310,064
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.834227	10.186261	3.58%	81,841
2011	10.488753	9.834227	-6.24%	93,426
2010	8.900303	10.488753	17.85%	92,977
2009	6.098189	8.900303	45.95%	99,333
2008	13.523666	6.098189	-54.91%	91,899
2007	9.389333	13.523666	44.03%	54,808
2006*	10.000000	9.389333	-6.11%	19,196

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.979785	17.360932	15.90%	235,405
2011	15.017074	14.979785	-0.25%	259,536
2010	13.193376	15.017074	13.82%	288,996
2009	10.259159	13.193376	28.60%	313,768
2008	18.105249	10.259159	-43.34%	345,695
2007	18.051815	18.105249	0.30%	350,643
2006	15.199905	18.051815	18.76%	347,849
2005	14.531777	15.199905	4.60%	310,576
2004	13.191825	14.531777	10.16%	270,446
2003	10.243000	13.191825	28.79%	210,298
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2012	9.956236	11.762884	18.15%	0
2011	9.851932	9.956236	1.06%	0
2010	8.055873	9.851932	22.30%	0
2009	5.589833	8.055873	44.12%	39,450
2008	12.577225	5.589833	-55.56%	44,789
2007	10.336124	12.577225	21.68%	43,897
2006	9.924641	10.336124	4.15%	44,719
2005	9.217840	9.924641	7.67%	54,170
2004	8.705771	9.217840	5.88%	55,929
2003	6.788835	8.705771	28.24%	51,124
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.925353	14.642162	13.28%	338,370
2011	13.050381	12.925353	-0.96%	383,843
2010	10.636620	13.050381	22.69%	419,460
2009	8.392585	10.636620	26.74%	453,783
2008	16.082526	8.392585	-47.82%	499,379
2007	12.818073	16.082526	25.47%	519,696
2006	12.142810	12.818073	5.56%	561,417
2005	11.618360	12.142810	4.51%	568,293
2004	11.376318	11.618360	2.13%	564,329
2003	8.662889	11.376318	31.32%	530,150
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	14.429589	16.296302	12.94%	32,631
2011	14.038580	14.429589	2.79%	32,879
2010	12.474675	14.038580	12.54%	36,577
2009	8.773015	12.474675	42.19%	43,824
2008	11.837516	8.773015	-25.89%	51,482
2007	11.660133	11.837516	1.52%	65,470
2006	10.604160	11.660133	9.96%	94,601
2005	10.457917	10.604160	1.40%	90,408
2004	9.659661	10.457917	8.26%	81,544
2003	7.692360	9.659661	25.57%	79,484

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.982747	13.521479	12.84%	43,626
2011	11.650255	11.982747	2.85%	41,511
2010	10.363858	11.650255	12.41%	37,226
2009	7.280603	10.363858	42.35%	35,636
2008	9.812673	7.280603	-25.80%	22,354
2007*	10.000000	9.812673	-1.87%	18,755
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.869193	14.507539	4.60%	153,732
2011	13.080146	13.869193	6.03%	143,405
2010	12.282400	13.080146	6.50%	152,016
2009	10.736231	12.282400	14.40%	168,610
2008	11.231360	10.736231	-4.41%	159,858
2007	10.897994	11.231360	3.06%	146,654
2006	10.564594	10.897994	3.16%	111,100
2005	10.464104	10.564594	0.96%	79,371
2004	10.142433	10.464104	3.17%	51,429
2003*	10.000000	10.142433	1.42%	2,792
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.496172	11.911608	13.49%	128,504
2011	11.886570	10.496172	-11.70%	138,603
2010	9.338298	11.886570	27.29%	133,153
2009	6.743663	9.338298	38.48%	116,135
2008	11.272286	6.743663	-40.17%	104,133
2007	9.869805	11.272286	14.21%	86,324
2006*	10.000000	9.869805	-1.30%	38,517
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	13.527678	16.126667	19.21%	7,611
2011	16.524786	13.527678	-18.14%	8,199
2010	14.787237	16.524786	11.75%	9,354
2009	11.825312	14.787237	25.05%	10,485
2008	21.300566	11.825312	-44.48%	12,763
2007	18.376710	21.300566	15.91%	14,138
2006	15.753299	18.376710	16.65%	18,870
2005	13.388056	15.753299	17.67%	19,728
2004	11.928089	13.388056	12.24%	20,329
2003	8.421945	11.928089	41.63%	24,730

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.427733	14.831193	19.34%	64,522
2011	15.194792	12.427733	-18.21%	69,392
2010	13.594998	15.194792	11.77%	75,654
2009	10.867381	13.594998	25.10%	85,661
2008	19.579612	10.867381	-44.50%	88,404
2007	16.889323	19.579612	15.93%	95,985
2006	14.477894	16.889323	16.66%	86,461
2005	12.309005	14.477894	17.62%	64,107
2004	10.965863	12.309005	12.25%	48,173
2003	7.739985	10.965863	41.68%	21,291
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.528547	17.005390	25.70%	34,431
2011	15.006538	13.528547	-9.85%	37,730
2010	11.999041	15.006538	25.06%	45,151
2009	7.708219	11.999041	55.67%	52,294
2008	15.963627	7.708219	-51.71%	55,005
2007	15.286166	15.963627	4.43%	56,555
2006	13.301272	15.286166	14.92%	52,577
2005	13.113789	13.301272	1.43%	42,573
2004	11.632535	13.113789	12.73%	37,864
2003	7.454046	11.632535	56.06%	16,739
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	12.027382	13.399766	11.41%	82,200
2011	11.877684	12.027382	1.26%	77,737
2010	10.658939	11.877684	11.43%	69,966
2009	7.948254	10.658939	34.10%	57,226
2008	11.424928	7.948254	-30.43%	77,331
2007	11.134394	11.424928	2.61%	49,474
2006*	10.000000	11.134394	11.34%	19,040
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	10.028976	11.742187	17.08%	46,369
2011	10.536498	10.028976	-4.82%	54,584
2010	8.308699	10.536498	26.81%	57,934
2009	6.504602	8.308699	27.74%	67,719
2008	9.818976	6.504602	-33.75%	38,341
2007	10.170851	9.818976	-3.46%	25,813
2006*	10.000000	10.170851	1.71%	6,067
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.037365	10.308138	14.06%	7,075
2011	9.280772	9.037365	-2.62%	9,689
2010	8.511220	9.280772	9.04%	2,830
2009	6.607120	8.511220	28.82%	1,223
2008*	10.000000	6.607120	-33.93%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.510138	11.761814	11.91%	19,246
2011	12.629855	10.510138	-16.78%	22,271
2010	10.867049	12.629855	16.22%	22,965
2009	6.364846	10.867049	70.74%	22,834
2008	13.598175	6.364846	-53.19%	15,608
2007	10.684141	13.598175	27.27%	16,984
2006*	10.000000	10.684141	6.84%	7,166
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
2012	13.966740	16.381424	17.29%	0
2011	15.768838	13.966740	-11.43%	0
2010	14.671362	15.768838	7.48%	0
2009	10.801198	14.671362	35.83%	0
2008	18.274046	10.801198	-40.89%	0
2007	15.958716	18.274046	14.51%	0
2006	13.258865	15.958716	20.36%	0
2005	12.134664	13.258865	9.26%	0
2004	10.321614	12.134664	17.57%	0
2003	7.873374	10.321614	31.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.404336	11.002985	17.00%	13,441
2011	10.645578	9.404336	-11.66%	13,162
2010	9.929187	10.645578	7.22%	14,769
2009	7.317648	9.929187	35.69%	14,588
2008	12.413074	7.317648	-41.05%	51,945
2007	10.872497	12.413074	14.17%	27,782
2006*	10.000000	10.872497	8.72%	4,913
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.717821	17.885698	13.79%	56,306
2011	16.025238	15.717821	-1.92%	81,530
2010	14.166385	16.025238	13.12%	80,698
2009	12.068737	14.166385	17.38%	51,221
2008	11.489837	12.068737	5.04%	51,390
2007	10.463874	11.489837	9.80%	11,449
2006*	10.000000	10.463874	4.64%	2,705
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.236738	2.37%	4
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
2012	8.605597	9.920972	15.29%	0
2011	10.334618	8.605597	-16.73%	0
2010	9.032382	10.334618	14.42%	0
2009	7.627888	9.032382	18.41%	0
2008	12.517934	7.627888	-39.06%	0
2007	11.625035	12.517934	7.68%	0
2006*	10.000000	11.625035	16.25%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series J (StylePlus Mid Cap Growth Strategy Series) - Q/NQ
2012	8.993469	10.298840	14.51%	0
2011	9.504511	8.993469	-5.38%	0
2010	7.739240	9.504511	22.81%	0
2009	5.435681	7.739240	42.38%	0
2008	9.155089	5.435681	-40.63%	0
2007	10.335417	9.155089	-11.42%	0
2006*	10.000000	10.335417	3.35%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
2012	11.259572	12.614988	12.04%	0
2011	11.310594	11.259572	-0.45%	0
2010	10.343834	11.310594	9.35%	0
2009	8.325215	10.343834	24.25%	0
2008	11.562960	8.325215	-28.00%	0
2007	11.026505	11.562960	4.87%	0
2006*	10.000000	11.026505	10.27%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
2012	10.139546	11.582406	14.23%	0
2011	10.717928	10.139546	-5.40%	0
2010	9.293030	10.717928	15.33%	0
2009	7.064464	9.293030	31.55%	0
2008	11.600977	7.064464	-39.10%	0
2007	11.409461	11.600977	1.68%	0
2006*	10.000000	11.409461	14.09%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
2012	14.279121	16.221237	13.60%	0
2011	14.442906	14.279121	-1.13%	0
2010	12.651218	14.442906	14.16%	0
2009	7.404825	12.651218	70.85%	0
2008	10.692932	7.404825	-30.75%	0
2007	10.592642	10.692932	0.95%	0
2006*	10.000000	10.592642	5.93%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
2012	12.567780	14.853903	18.19%	0
2011	13.321148	12.567780	-5.66%	0
2010	11.050788	13.321148	20.54%	0
2009	7.165724	11.050788	54.22%	0
2008	11.797726	7.165724	-39.26%	0
2007	10.820360	11.797726	9.03%	0
2006*	10.000000	10.820360	8.20%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
2012	11.642645	13.485414	15.83%	0
2011	12.725604	11.642645	-8.51%	0
2010	10.922922	12.725604	16.50%	0
2009	7.673631	10.922922	42.34%	0
2008	10.846442	7.673631	-29.25%	0
2007	10.767486	10.846442	0.73%	0
2006*	10.000000	10.767486	7.67%	0
Guggenheim SBL Fund - Series X (StylePlus Small Cap Growth Strategy Series) - Q/NQ
2012	9.423662	10.396662	10.33%	0
2011	9.718655	9.423662	-3.04%	0
2010	7.553321	9.718655	28.67%	0
2009	5.649111	7.553321	33.71%	0
2008	10.823315	5.649111	-47.81%	0
2007	10.363546	10.823315	4.44%	0
2006*	10.000000	10.363546	3.64%	0
Guggenheim SBL Fund - Series Y (StylePlus Large Cap Growth Strategy Series) - Q/NQ
2012	9.006123	9.861150	9.49%	0
2011	9.517393	9.006123	-5.37%	0
2010	8.249778	9.517393	15.37%	0
2009	6.258576	8.249778	31.82%	0
2008	10.056156	6.258576	-37.76%	0
2007	10.838566	10.056156	-7.22%	0
2006*	10.000000	10.838566	8.39%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.659049	-3.41%	3,556
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2012	11.284042	13.491851	19.57%	0
2011	10.975776	11.284042	2.81%	0
2010	10.539915	10.975776	4.14%	0
2009	8.347111	10.539915	26.27%	0
2008	11.824034	8.347111	-29.41%	0
2007	10.689063	11.824034	10.62%	0
2006*	10.000000	10.689063	6.89%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2012	9.126163	11.563568	26.71%	0
2011	9.869890	9.126163	-7.54%	0
2010	8.492310	9.869890	16.22%	0
2009	6.528516	8.492310	30.08%	0
2008	11.925753	6.528516	-45.26%	0
2007	12.766269	11.925753	-6.58%	0
2006*	10.000000	12.766269	27.66%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2012	17.491572	19.985638	14.26%	0
2011	18.964195	17.491572	-7.77%	0
2010	16.989575	18.964195	11.62%	0
2009	12.702013	16.989575	33.75%	0
2008	21.542349	12.702013	-41.04%	0
2007	18.988211	21.542349	13.45%	0
2006	14.971718	18.988211	26.83%	0
2005	12.836417	14.971718	16.63%	0
2004	10.466614	12.836417	22.64%	0
2003	8.199880	10.466614	27.64%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.972152	-0.28%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.753767	-2.46%	2,251
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.737636	25.620439	17.86%	42,813
2011	23.685706	21.737636	-8.22%	43,581
2010	22.037235	23.685706	7.48%	37,451
2009*	17.819252	22.037235	23.67%	25,112
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	20.402867	23.939285	17.33%	7,569
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.888445	17.844019	12.31%	821
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	9.097794	11.144150	22.49%	240,665
2011	9.884966	9.097794	-7.96%	258,083
2010	9.386671	9.884966	5.31%	283,944
2009	6.500045	9.386671	44.41%	280,785
2008	11.801837	6.500045	-44.92%	304,628
2007	8.734063	11.801837	35.12%	274,073
2006	8.093142	8.734063	7.92%	281,262
2005	7.270035	8.093142	11.32%	288,742
2004	6.231243	7.270035	16.67%	276,525
2003	5.240220	6.231243	18.91%	263,995

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.600236	5.420713	17.84%	106,038
2011	5.092165	4.600236	-9.66%	32,786
2010	4.138988	5.092165	23.03%	36,686
2009	2.667374	4.138988	55.17%	39,029
2008	4.813811	2.667374	-44.59%	41,561
2007	3.999765	4.813811	20.35%	50,760
2006	3.750538	3.999765	6.65%	64,235
2005	3.399492	3.750538	10.33%	71,246
2004	3.417949	3.399492	-0.54%	78,038
2003	2.359397	3.417949	44.87%	91,114
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.795326	13.202859	11.93%	216,486
2011	17.626398	11.795326	-33.08%	39,894
2010	14.255855	17.626398	23.64%	45,719
2009	8.049491	14.255855	77.10%	49,599
2008	17.037948	8.049491	-52.76%	55,633
2007	13.457741	17.037948	26.60%	61,145
2006	9.279830	13.457741	45.02%	72,247
2005	7.111343	9.279830	30.49%	98,166
2004	6.058322	7.111343	17.38%	105,419
2003	4.553254	6.058322	33.05%	122,199
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.722599	17.527195	19.05%	24,480
2011	14.571140	14.722599	1.04%	19,985
2010	11.934062	14.571140	22.10%	20,729
2009	9.524129	11.934062	25.30%	20,268
2008	14.418129	9.524129	-33.94%	26,798
2007	14.230228	14.418129	1.32%	31,723
2006	12.314314	14.230228	15.56%	42,734
2005	11.400631	12.314314	8.01%	51,553
2004*	10.000000	11.400631	14.01%	7,519
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.241840	2.42%	897
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.282757	11.784529	14.60%	88,566
2011	10.445607	10.282757	-1.56%	97,714
2010	9.496562	10.445607	9.99%	102,377
2009	7.841640	9.496562	21.10%	99,302
2008	11.788968	7.841640	-33.48%	61,124
2007	11.079463	11.788968	6.40%	39,941
2006*	10.000000	11.079463	10.79%	13,904
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.456746	11.989006	14.65%	14,408
2011	10.764126	10.456746	-2.86%	10,554
2010*	10.000000	10.764126	7.64%	3,959

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.948483	8.963077	12.76%	154,182
2011	8.092604	7.948483	-1.78%	167,095
2010	6.861832	8.092604	17.94%	182,170
2009	5.198214	6.861832	32.00%	191,100
2008	8.575303	5.198214	-39.38%	209,367
2007	7.253528	8.575303	18.22%	236,366
2006	6.907911	7.253528	5.00%	262,470
2005	6.558208	6.907911	5.33%	298,779
2004	6.131042	6.558208	6.97%	327,315
2003	4.670172	6.131042	31.28%	331,473
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.931646	15.798264	13.40%	235,446
2011	13.995773	13.931646	-0.46%	267,144
2010	12.472097	13.995773	12.22%	313,394
2009*	10.000000	12.472097	24.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.312373	11.801550	14.44%	68,044
2011	10.330858	10.312373	-0.18%	66,479
2010	9.325078	10.330858	10.79%	54,399
2009	7.639940	9.325078	22.06%	43,606
2008	11.000442	7.639940	-30.55%	35,029
2007	10.479861	11.000442	4.97%	22,431
2006*	10.000000	10.479861	4.80%	7,280
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.546118	11.985942	3.81%	41,560
2011	11.042165	11.546118	4.56%	43,894
2010	10.533955	11.042165	4.82%	40,578
2009	9.497230	10.533955	10.92%	59,431
2008	10.654712	9.497230	-10.86%	58,722
2007	10.461879	10.654712	1.84%	32,184
2006*	10.000000	10.461879	4.62%	5,251
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.214607	12.333180	20.74%	50,595
2011	11.388162	10.214607	-10.31%	53,942
2010	10.345640	11.388162	10.08%	62,025
2009	7.387323	10.345640	40.05%	66,085
2008	12.172813	7.387323	-39.31%	55,028
2007	10.762882	12.172813	13.10%	37,081
2006*	10.000000	10.762882	7.63%	17,663

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.500514	11.030803	16.11%	107,483
2011	10.078460	9.500514	-5.73%	108,187
2010	8.621883	10.078460	16.89%	103,304
2009	6.281631	8.621883	37.26%	107,997
2008	11.385541	6.281631	-44.83%	89,248
2007	10.288678	11.385541	10.66%	84,595
2006*	10.000000	10.288678	2.89%	30,892
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.250277	9.551526	15.77%	34,703
2011	8.532609	8.250277	-3.31%	33,525
2010	7.774220	8.532609	9.76%	31,501
2009	6.014749	7.774220	29.25%	33,737
2008	9.819431	6.014749	-38.75%	13,568
2007*	10.000000	9.819431	-1.81%	4,834
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.705005	20.058648	13.29%	6,454
2011	17.243189	17.705005	2.68%	10,326
2010	15.408067	17.243189	11.91%	11,766
2009	10.670909	15.408067	44.39%	13,879
2008	14.983441	10.670909	-28.78%	16,851
2007	14.690513	14.983441	1.99%	18,780
2006	13.429490	14.690513	9.39%	24,185
2005	13.262747	13.429490	1.26%	33,528
2004	12.180431	13.262747	8.89%	35,668
2003	10.072515	12.180431	20.93%	33,755
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.785261	15.638475	13.44%	41,080
2011	13.427049	13.785261	2.67%	40,851
2010	11.997439	13.427049	11.92%	42,194
2009	8.304238	11.997439	44.47%	43,734
2008	11.677897	8.304238	-28.89%	40,147
2007	11.445881	11.677897	2.03%	43,275
2006	10.463797	11.445881	9.39%	31,149
2005*	10.000000	10.463797	4.64%	14,860
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.940919	13.989800	17.16%	79,204
2011	12.360869	11.940919	-3.40%	93,542
2010	10.795566	12.360869	14.50%	111,618
2009	8.491429	10.795566	27.13%	124,093
2008	13.626680	8.491429	-37.69%	135,457
2007	14.091448	13.626680	-3.30%	145,629
2006	12.292541	14.091448	14.63%	114,694
2005	11.922530	12.292541	3.10%	83,840
2004	10.259752	11.922530	16.21%	59,406
2003	7.892787	10.259752	29.99%	28,094

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.777448	8.994830	15.65%	149,251
2011	8.897568	7.777448	-12.59%	164,644
2010	7.781931	8.897568	14.34%	193,255
2009	5.144130	7.781931	51.28%	221,386
2008*	10.000000	5.144130	-48.56%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.337300	10.296214	10.27%	40,047
2011	9.751002	9.337300	-4.24%	40,966
2010	7.978095	9.751002	22.22%	39,618
2009	6.132866	7.978095	30.09%	59,837
2008*	10.000000	6.132866	-38.67%	62,587
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.562658	9.836152	14.87%	33,491
2011	9.247549	8.562658	-7.41%	30,572
2010	8.133865	9.247549	13.69%	24,508
2009	6.365782	8.133865	27.77%	6,119
2008*	10.000000	6.365782	-36.34%	1,000
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.012205	10.997048	9.84%	20,630
2011	10.261354	10.012205	-2.43%	16,143
2010	9.397542	10.261354	9.19%	24,022
2009	7.930212	9.397542	18.50%	3,900
2008*	10.000000	7.930212	-20.70%	363
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.393792	10.557671	12.39%	46,181
2011	9.837220	9.393792	-4.51%	43,898
2010	8.850147	9.837220	11.15%	29,326
2009	7.207070	8.850147	22.80%	2,291
2008*	10.000000	7.207070	-27.93%	411
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.754709	11.433714	6.31%	29,669
2011	10.722785	10.754709	0.30%	13,238
2010	10.151663	10.722785	5.63%	3,296
2009	9.082054	10.151663	11.78%	2,437
2008*	10.000000	9.082054	-9.18%	1,026
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.707840	10.788427	11.13%	83,335
2011	10.050033	9.707840	-3.40%	79,680
2010	9.124286	10.050033	10.15%	62,078
2009	7.565372	9.124286	20.61%	25,388
2008*	10.000000	7.565372	-24.35%	2,103

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.051808	10.257738	13.32%	80,575
2011	9.600776	9.051808	-5.72%	67,970
2010	8.567131	9.600776	12.07%	62,401
2009	6.843520	8.567131	25.19%	26,785
2008*	10.000000	6.843520	-31.56%	4,390
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.287903	11.196381	8.83%	28,274
2011	10.430294	10.287903	-1.37%	50,089
2010	9.672495	10.430294	7.83%	44,723
2009	8.310716	9.672495	16.39%	6,375
2008*	10.000000	8.310716	-16.89%	1,439
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.855700	12.634111	6.57%	26,109
2011	11.245593	11.855700	5.43%	21,780
2010	10.621184	11.245593	5.88%	16,810
2009	9.872127	10.621184	7.59%	22,521
2008*	10.000000	9.872127	-1.28%	1,632
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.728494	13.484158	5.94%	12,814
2011	12.135789	12.728494	4.88%	16,648
2010	11.349822	12.135789	6.92%	17,246
2009	9.856077	11.349822	15.16%	17,149
2008*	10.000000	9.856077	-1.44%	1,653
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	20.263882	23.490993	15.93%	1,142
2011	26.394743	20.263882	-23.23%	1,170
2010	22.972236	26.394743	14.90%	1,295
2009	14.222724	22.972236	61.52%	1,399
2008	34.048272	14.222724	-58.23%	1,661
2007	23.649505	34.048272	43.97%	1,961
2006	17.489766	23.649505	35.22%	5,433
2005	13.332348	17.489766	31.18%	9,544
2004	11.164642	13.332348	19.42%	9,909
2003	6.830658	11.164642	63.45%	10,080
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	22.269985	25.820583	15.94%	57,430
2011	29.014365	22.269985	-23.24%	60,296
2010	25.243732	29.014365	14.94%	67,256
2009	15.612753	25.243732	61.69%	74,987
2008	37.435968	15.612753	-58.29%	75,493
2007	26.008051	37.435968	43.94%	85,396
2006	19.244358	26.008051	35.15%	71,072
2005	14.667907	19.244358	31.20%	47,794
2004	12.281718	14.667907	19.43%	28,196
2003	7.516119	12.281718	63.41%	9,012

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	16.715085	17.036093	1.92%	274,708
2011	15.757301	16.715085	6.08%	310,193
2010	15.205460	15.757301	3.63%	340,232
2009	14.972061	15.205460	1.56%	364,931
2008	14.053697	14.972061	6.53%	412,379
2007	13.261543	14.053697	5.97%	381,759
2006	12.975103	13.261543	2.21%	366,444
2005	12.704400	12.975103	2.13%	342,702
2004	12.439896	12.704400	2.13%	323,645
2003	12.331593	12.439896	0.88%	286,878
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.786941	12.333075	14.33%	5,374
2011	12.086948	10.786941	-10.76%	6,320
2010	10.787539	12.086948	12.05%	1,094
2009	8.408349	10.787539	28.30%	1,121
2008	15.760938	8.408349	-46.65%	1,125
2007	12.534539	15.760938	25.74%	1,161
2006	9.531459	12.534539	31.51%	1,163
2005	7.401248	9.531459	28.78%	1,179
2004	6.553362	7.401248	12.94%	1,222
2003	4.885747	6.553362	34.13%	1,636
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	17.148449	19.601237	14.30%	39,816
2011	19.215057	17.148449	-10.76%	45,706
2010	17.152513	19.215057	12.02%	36,408
2009	13.374780	17.152513	28.25%	35,947
2008	25.062342	13.374780	-46.63%	34,326
2007	19.931416	25.062342	25.74%	34,286
2006	15.157788	19.931416	31.49%	26,164
2005	11.773306	15.157788	28.75%	9,680
2004	10.410101	11.773306	13.10%	3,488
2003	7.777707	10.410101	33.85%	2,413
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.716089	9.020778	16.91%	8,088
2011	8.952007	7.716089	-13.81%	9,676
2010	8.427987	8.952007	6.22%	8,884
2009	6.626051	8.427987	27.19%	8,709
2008	11.772823	6.626051	-43.72%	7,951
2007	10.882719	11.772823	8.18%	5,592
2006*	10.000000	10.882719	8.83%	1,798

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.272544	15.213695	14.63%	231,177
2011	13.969022	13.272544	-4.99%	242,048
2010	12.321793	13.969022	13.37%	250,097
2009	9.794239	12.321793	25.81%	257,744
2008	15.680560	9.794239	-37.54%	246,692
2007	14.964301	15.680560	4.79%	238,974
2006	12.946440	14.964301	15.59%	191,382
2005	12.128091	12.946440	6.75%	117,995
2004	10.754510	12.128091	12.77%	71,804
2003	8.246178	10.754510	30.42%	30,962
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.521179	13.545432	8.18%	5,387
2011	12.549129	12.521179	-0.22%	3,926
2010	11.554648	12.549129	8.61%	124
2009*	10.000000	11.554648	15.55%	7
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.151411	14.599701	11.01%	2,044
2011	13.422987	13.151411	-2.02%	1,564
2010	12.114759	13.422987	10.80%	1,118
2009*	10.000000	12.114759	21.15%	7
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.132595	13.660004	4.02%	53,945
2011	12.900263	13.132595	1.80%	47,865
2010	12.317877	12.900263	4.73%	59,496
2009	11.417641	12.317877	7.88%	59,936
2008	12.284510	11.417641	-7.06%	76,194
2007	11.787573	12.284510	4.22%	67,170
2006	11.226330	11.787573	5.00%	62,834
2005	10.987504	11.226330	2.17%	49,608
2004	10.615823	10.987504	3.50%	40,828
2003	9.947392	10.615823	6.72%	27,812
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.540603	14.839180	9.59%	706,417
2011	13.696434	13.540603	-1.14%	727,987
2010	12.486034	13.696434	9.69%	763,336
2009	10.597109	12.486034	17.82%	767,114
2008	13.951104	10.597109	-24.04%	699,671
2007	13.351492	13.951104	4.49%	713,673
2006	12.123233	13.351492	10.13%	600,992
2005	11.635859	12.123233	4.19%	448,804
2004	10.741012	11.635859	8.33%	268,840
2003	9.046478	10.741012	18.73%	115,913

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.558173	15.253747	12.51%	636,341
2011	14.006517	13.558173	-3.20%	695,075
2010	12.551362	14.006517	11.59%	721,894
2009	10.202365	12.551362	23.02%	768,785
2008	15.035889	10.202365	-32.15%	799,166
2007	14.323110	15.035889	4.98%	747,557
2006	12.643526	14.323110	13.28%	658,392
2005	11.939394	12.643526	5.90%	522,811
2004	10.769790	11.939394	10.86%	311,805
2003	8.598521	10.769790	25.25%	112,515
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.607350	14.539279	6.85%	202,066
2011	13.480344	13.607350	0.94%	211,129
2010	12.560527	13.480344	7.32%	240,147
2009	11.085962	12.560527	13.30%	248,372
2008	13.194253	11.085962	-15.98%	287,454
2007	12.603326	13.194253	4.69%	224,139
2006	11.753180	12.603326	7.23%	201,821
2005	11.373337	11.753180	3.34%	168,836
2004	10.731567	11.373337	5.98%	123,405
2003	9.543547	10.731567	12.45%	54,919
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.488366	15.832219	17.38%	748,215
2011	13.949671	13.488366	-3.31%	857,832
2010	12.963939	13.949671	7.60%	982,814
2009*	10.000000	12.963939	29.64%	146
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	27.270144	31.681873	16.18%	84,506
2011	28.292664	27.270144	-3.61%	97,806
2010	22.667783	28.292664	24.81%	113,326
2009	16.759745	22.667783	35.25%	125,574
2008	26.671830	16.759745	-37.16%	131,171
2007	25.074563	26.671830	6.37%	139,022
2006	23.071107	25.074563	8.68%	140,632
2005	20.809277	23.071107	10.87%	124,821
2004	18.180524	20.809277	14.46%	103,324
2003	13.651955	18.180524	33.17%	72,343

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.871945	11.741002	-1.10%	319,253
2011	12.003612	11.871945	-1.10%	350,650
2010	12.137097	12.003612	-1.10%	359,787
2009	12.266942	12.137097	-1.06%	402,865
2008	12.153777	12.266942	0.93%	556,280
2007	11.727628	12.153777	3.63%	491,969
2006	11.343801	11.727628	3.38%	384,519
2005	11.171561	11.343801	1.54%	361,622
2004	11.204900	11.171561	-0.30%	309,500
2003	11.259085	11.204900	-0.48%	303,968
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	17.095502	18.978077	11.01%	48,207
2011	16.376646	17.095502	4.39%	54,899
2010	14.973439	16.376646	9.37%	62,959
2009	12.172363	14.973439	23.01%	70,672
2008	14.880871	12.172363	-18.20%	72,659
2007	14.382121	14.880871	3.47%	74,780
2006	13.870570	14.382121	3.69%	75,687
2005	13.725193	13.870570	1.06%	68,269
2004	13.026690	13.725193	5.36%	61,062
2003	11.748112	13.026690	10.88%	45,465
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2012	13.645283	15.642884	14.64%	0
2011	15.215094	13.645283	-10.32%	0
2010	13.478709	15.215094	12.88%	0
2009*	10.000000	13.478709	34.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.316095	9.522174	14.50%	136,688
2011	9.277378	8.316095	-10.36%	159,342
2010	8.225872	9.277378	12.78%	174,827
2009	6.095120	8.225872	34.96%	200,289
2008*	10.000000	6.095120	-39.05%	57,044
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.348183	15.476273	15.94%	31,113
2011	16.088959	13.348183	-17.04%	35,818
2010	15.330724	16.088959	4.95%	37,520
2009	11.938879	15.330724	28.41%	38,702
2008	22.494186	11.938879	-46.92%	51,110
2007	22.097949	22.494186	1.79%	55,411
2006	18.202596	22.097949	21.40%	48,103
2005	16.424694	18.202596	10.82%	33,765
2004	13.809398	16.424694	18.94%	11,051
2003*	10.000000	13.809398	38.09%	1,740

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.895402	10.236104	15.07%	115,858
2011	9.263348	8.895402	-3.97%	130,025
2010	8.108655	9.263348	14.24%	141,890
2009	6.317627	8.108655	28.35%	77,410
2008*	10.000000	6.317627	-36.82%	230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.721654	11.326827	16.51%	6,773
2011	10.438125	9.721654	-6.86%	11,156
2010*	10.000000	10.438125	4.38%	12,023
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.223917	9.564017	16.30%	3,794
2011	8.854670	8.223917	-7.12%	4,123
2010	7.940970	8.854670	11.51%	4,343
2009	6.301835	7.940970	26.01%	4,661
2008*	10.000000	6.301835	-36.98%	255
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.310248	10.579896	13.64%	258,892
2011	9.829324	9.310248	-5.28%	295,781
2010	7.836832	9.829324	25.42%	319,885
2009	6.233404	7.836832	25.72%	353,412
2008*	10.000000	6.233404	-37.67%	19,829
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.893653	11.383937	15.06%	120,298
2011	10.241195	9.893653	-3.39%	133,320
2010	8.655721	10.241195	18.32%	149,893
2009	6.708071	8.655721	29.03%	177,256
2008*	10.000000	6.708071	-32.92%	40,088
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	14.102544	15.821220	12.19%	51,389
2011	14.352125	14.102544	-1.74%	59,520
2010	11.567848	14.352125	24.07%	64,892
2009	9.176532	11.567848	26.06%	67,341
2008	17.317497	9.176532	-47.01%	72,671
2007	15.955463	17.317497	8.54%	71,877
2006	15.631166	15.955463	2.07%	69,372
2005	14.621540	15.631166	6.91%	69,628
2004	13.035349	14.621540	12.17%	61,240
2003	9.816488	13.035349	32.79%	53,028

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	31.787493	37.864433	19.12%	61,378
2011	33.857021	31.787493	-6.11%	69,826
2010	27.039543	33.857021	25.21%	82,291
2009	21.661647	27.039543	24.83%	91,325
2008	32.282450	21.661647	-32.90%	99,310
2007	35.060668	32.282450	-7.92%	112,412
2006	30.222899	35.060668	16.01%	116,911
2005	29.647062	30.222899	1.94%	123,062
2004	25.555935	29.647062	16.01%	114,126
2003	16.473727	25.555935	55.13%	96,893
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.996788	30.838209	14.23%	87,368
2011	28.903160	26.996788	-6.60%	97,249
2010	23.319904	28.903160	23.94%	110,567
2009	17.504764	23.319904	33.22%	117,471
2008	28.635274	17.504764	-38.87%	124,594
2007	28.351029	28.635274	1.00%	127,233
2006	25.585419	28.351029	10.81%	130,664
2005	23.032234	25.585419	11.09%	113,087
2004	19.566351	23.032234	17.71%	91,053
2003	14.029693	19.566351	39.46%	75,625
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	12.309812	13.904568	12.96%	281,048
2011	12.380966	12.309812	-0.57%	311,384
2010	11.034479	12.380966	12.20%	351,240
2009	8.848135	11.034479	24.71%	395,628
2008	15.307951	8.848135	-42.20%	437,933
2007	14.308509	15.307951	6.98%	470,614
2006	12.732098	14.308509	12.38%	508,287
2005	11.981674	12.732098	6.26%	530,423
2004	11.038527	11.981674	8.54%	554,018
2003	8.752996	11.038527	26.11%	545,809
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.835613	11.262780	14.51%	271,361
2011	9.337754	9.835613	5.33%	302,822
2010	7.252567	9.337754	28.75%	316,308
2009	5.604966	7.252567	29.40%	338,603
2008*	10.000000	5.604966	-43.95%	3,280
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.610693	10.863450	2.38%	21,786
2011	10.590916	10.610693	0.19%	21,391
2010	10.455700	10.590916	1.29%	22,321
2009	9.870265	10.455700	5.93%	19,992
2008*	10.000000	9.870265	-1.30%	1,205

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.786443	13.937028	18.25%	25,704
2011	13.608361	11.786443	-13.39%	32,573
2010	12.938556	13.608361	5.18%	34,988
2009*	10.000000	12.938556	29.39%	49,967
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.610673	10.976931	3.45%	45,209
2011	10.697467	10.610673	-0.81%	46,209
2010	10.273491	10.697467	4.13%	63,992
2009	9.166189	10.273491	12.08%	58,554
2008	10.705809	9.166189	-14.38%	69,420
2007	10.332505	10.705809	3.61%	66,164
2006	10.025843	10.332505	3.06%	31,626
2005	9.992825	10.025843	0.33%	19,964
2004	10.025854	9.992825	-0.33%	14,180
2003*	10.000000	10.025854	0.26%	62,192
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.149887	8.771024	7.62%	3,962
2011	8.328667	8.149887	-2.15%	4,758
2010	7.040521	8.328667	18.30%	3,777
2009	5.799261	7.040521	21.40%	3,994
2008	9.688085	5.799261	-40.14%	1,913
2007	9.746244	9.688085	-0.60%	284
2006*	10.000000	9.746244	-2.54%	25
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.958772	14.223032	9.76%	20,274
2011	13.519055	12.958772	-4.14%	25,337
2010	11.126395	13.519055	21.50%	25,370
2009	8.560035	11.126395	29.98%	25,227
2008	14.292911	8.560035	-40.11%	27,251
2007	13.430250	14.292911	6.42%	63,945
2006	11.942734	13.430250	12.46%	25,003
2005	11.300308	11.942734	5.69%	7,907
2004*	10.000000	11.300308	13.00%	1,025
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	16.008743	18.067579	12.86%	0
2011	16.374618	16.008743	-2.23%	0
2010	15.131684	16.374618	8.21%	0
2009	10.586883	15.131684	42.93%	235,841
2008	19.648575	10.586883	-46.12%	255,623
2007	17.405548	19.648575	12.89%	267,642
2006	16.302811	17.405548	6.76%	291,452
2005	15.683951	16.302811	3.95%	288,328
2004	14.829748	15.683951	5.76%	276,491
2003	11.451136	14.829748	29.50%	232,020

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.877798	17.133756	15.16%	130,862
2011	14.879893	14.877798	-0.01%	145,384
2010	11.803424	14.879893	26.06%	167,696
2009	9.000027	11.803424	31.15%	179,461
2008	17.867256	9.000027	-49.63%	191,202
2007	16.991136	17.867256	5.16%	201,850
2006	16.686412	16.991136	1.83%	224,057
2005	15.019928	16.686412	11.10%	232,368
2004	12.679364	15.019928	18.46%	220,457
2003	10.207958	12.679364	24.21%	206,142
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.769988	23.702220	19.89%	161,947
2011	21.791310	19.769988	-9.28%	175,310
2010	18.998591	21.791310	14.70%	182,943
2009	13.751120	18.998591	38.16%	198,674
2008	23.249077	13.751120	-40.85%	216,697
2007	22.107952	23.249077	5.16%	222,177
2006	18.993498	22.107952	16.40%	196,348
2005	16.795982	18.993498	13.08%	136,878
2004	14.247804	16.795982	17.88%	79,720
2003*	10.000000	14.247804	42.48%	28,481
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.523077	15.018696	19.93%	30,903
2011	13.806701	12.523077	-9.30%	44,853
2010	12.038250	13.806701	14.69%	47,914
2009	8.708572	12.038250	38.23%	53,121
2008	14.722203	8.708572	-40.85%	63,226
2007	14.002027	14.722203	5.14%	73,651
2006	12.029135	14.002027	16.40%	80,485
2005	10.640161	12.029135	13.05%	85,023
2004	9.028338	10.640161	17.85%	98,233
2003	6.382747	9.028338	41.45%	108,721
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.159260	1.59%	4,839
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	14.006334	16.188933	15.58%	124,599
2011	14.163832	14.006334	-1.11%	140,887
2010	12.334467	14.163832	14.83%	158,263
2009	9.721788	12.334467	26.87%	188,121
2008	15.976084	9.721788	-39.15%	196,840
2007	15.470351	15.976084	3.27%	194,220
2006	13.598711	15.470351	13.76%	171,963
2005	12.974169	13.598711	4.81%	149,481
2004	11.984770	12.974169	8.26%	139,089
2003	9.562870	11.984770	25.33%	113,232

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.641310	11.250104	16.69%	24,264
2011	9.968885	9.641310	-3.29%	24,253
2010	8.167896	9.968885	22.05%	32,383
2009	6.019679	8.167896	35.69%	32,015
2008	9.790374	6.019679	-38.51%	47,011
2007	10.021096	9.790374	-2.30%	37,701
2006*	10.000000	10.021096	0.21%	10,834
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.638843	6.39%	8,033
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.625815	13.139916	4.07%	6,277
2011	11.774859	12.625815	7.23%	10,473
2010	10.885591	11.774859	8.17%	4,060
2009*	10.000000	10.885591	8.86%	1,415
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.395491	11.917865	4.58%	66,487
2011	11.406927	11.395491	-0.10%	49,343
2010	10.965168	11.406927	4.03%	45,473
2009*	10.000000	10.965168	9.65%	30,617
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2012	14.107607	15.173465	7.56%	1,792
2011	12.773571	14.107607	10.44%	0
2010	11.946595	12.773571	6.92%	0
2009	10.206869	11.946595	17.04%	0
2008	11.100121	10.206869	-8.05%	0
2007	10.144307	11.100121	9.42%	0
2006*	10.000000	10.144307	1.44%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	14.304255	15.504605	8.39%	1,746
2011	13.959709	14.304255	2.47%	0
2010	13.055716	13.959709	6.92%	0
2009	11.576877	13.055716	12.77%	0
2008	11.174964	11.576877	3.60%	0
2007	10.391416	11.174964	7.54%	0
2006*	10.000000	10.391416	3.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.017458	10.848202	8.29%	32,741
2011*	10.000000	10.017458	0.17%	9,835

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2012	11.099728	11.812149	6.42%	0
2011	12.768075	11.099728	-13.07%	0
2010	9.933727	12.768075	28.53%	0
2009	6.355345	9.933727	56.31%	0
2008	11.327700	6.355345	-43.90%	0
2007	11.016187	11.327700	2.83%	0
2006*	10.000000	11.016187	10.16%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.527357	14.934298	29.56%	25,001
2011	10.558722	11.527357	9.17%	9,647
2010*	10.000000	10.558722	5.59%	221
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.591270	12.545648	8.23%	13,099
2011	11.093339	11.591270	4.49%	13,936
2010	10.468731	11.093339	5.97%	11,739
2009	9.654044	10.468731	8.44%	11,744
2008	10.870771	9.654044	-11.19%	37,432
2007	10.423896	10.870771	4.29%	34,719
2006*	10.000000	10.423896	4.24%	6,789
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	41.476432	48.386688	16.66%	3,345
2011	39.180972	41.476432	5.86%	3,617
2010	36.098833	39.180972	8.54%	3,790
2009	28.031944	36.098833	28.78%	4,091
2008	33.336470	28.031944	-15.91%	4,903
2007	31.642335	33.336470	5.35%	5,604
2006	28.872927	31.642335	9.59%	6,482
2005	26.007067	28.872927	11.02%	8,406
2004	23.892237	26.007067	8.85%	9,433
2003	18.893275	23.892237	26.46%	12,499
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2012	13.108544	14.758835	12.59%	0
2011	13.760263	13.108544	-4.74%	0
2010	13.165013	13.760263	4.52%	0
2009	10.044100	13.165013	31.07%	0
2008	18.340560	10.044100	-45.24%	0
2007	16.184326	18.340560	13.32%	0
2006	13.077056	16.184326	23.76%	0
2005	11.904429	13.077056	9.85%	0
2004	10.253849	11.904429	16.10%	0
2003	8.136858	10.253849	26.02%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	42.251197	54.240913	28.38%	16,342
2011	57.526748	42.251197	-26.55%	6,974
2010	45.857764	57.526748	25.45%	7,256
2009	21.750628	45.857764	110.83%	8,837
2008	62.444926	21.750628	-65.17%	9,883
2007	45.883718	62.444926	36.09%	10,360
2006	33.258208	45.883718	37.96%	12,335
2005	25.475580	33.258208	30.55%	17,473
2004	20.461231	25.475580	24.51%	18,450
2003	13.417673	20.461231	52.49%	18,845
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	45.584554	46.608474	2.25%	10,999
2011	55.165970	45.584554	-17.37%	1,073
2010	43.160801	55.165970	27.81%	1,330
2009	27.702334	43.160801	55.80%	1,597
2008	51.992806	27.702334	-46.72%	1,804
2007	36.168999	51.992806	43.75%	1,821
2006	29.375443	36.168999	23.13%	1,936
2005	19.582479	29.375443	50.01%	2,238
2004	15.938475	19.582479	22.86%	2,769
2003	11.130644	15.938475	43.19%	3,394
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.652965	-3.47%	10,800
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.503117	16.539022	6.68%	7,372
2011	16.430457	15.503117	-5.64%	5,569
2010	13.104632	16.430457	25.38%	5,497
2009*	10.000000	13.104632	31.05%	2,006

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.892874	11.584921	17.10%	1,588
2011	10.952024	9.892874	-9.67%	1,219
2010	8.752194	10.952024	25.13%	1,176
2009	6.206477	8.752194	41.02%	563
2008*	10.000000	6.206477	-37.94%	1,329
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.164498	1.64%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.223317	15.097756	6.15%	53,346
2011	12.876049	14.223317	10.46%	41,343
2010	12.391484	12.876049	3.91%	32,509
2009	11.373829	12.391484	8.95%	31,905
2008	11.691897	11.373829	-2.72%	25,733
2007	10.803007	11.691897	8.23%	17,341
2006	10.757583	10.803007	0.42%	17,985
2005	10.714951	10.757583	0.40%	10,933
2004	10.244335	10.714951	4.59%	5,381
2003*	10.000000	10.244335	2.44%	7
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.655440	15.488241	13.42%	24,869
2011	13.397047	13.655440	1.93%	28,009
2010	11.873152	13.397047	12.83%	30,729
2009	10.170713	11.873152	16.74%	31,948
2008	15.729529	10.170713	-35.34%	37,160
2007	15.924263	15.729529	-1.22%	40,870
2006	13.758089	15.924263	15.74%	46,449
2005	13.301697	13.758089	3.43%	40,495
2004	11.909093	13.301697	11.69%	38,095
2003	9.313685	11.909093	27.87%	34,008
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	14.047683	16.824244	19.77%	0
2011	16.156444	14.047683	-13.05%	0
2010	14.426549	16.156444	11.99%	0
2009	10.910476	14.426549	32.23%	0
2008	20.004201	10.910476	-45.46%	10,491
2007	17.142734	20.004201	16.69%	11,405
2006	13.870417	17.142734	23.59%	13,454
2005	12.389207	13.870417	11.96%	14,362
2004	10.905738	12.389207	13.60%	15,649
2003	8.860735	10.905738	23.08%	16,607

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.880770	13.661362	14.99%	21,430
2011	12.102633	11.880770	-1.83%	23,581
2010	10.266647	12.102633	17.88%	22,308
2009	7.992698	10.266647	28.45%	21,558
2008	10.688098	7.992698	-25.22%	15,828
2007	11.068287	10.688098	-3.43%	14,069
2006*	10.000000	11.068287	10.68%	3,882
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	19.642733	22.246382	13.26%	0
2011	19.671216	19.642733	-0.14%	0
2010	17.544896	19.671216	12.12%	0
2009	14.807686	17.544896	18.49%	87,248
2008	20.458146	14.807686	-27.62%	97,343
2007	21.818582	20.458146	-6.24%	105,679
2006	18.601817	21.818582	17.29%	100,655
2005	17.915769	18.601817	3.83%	97,136
2004	15.852041	17.915769	13.02%	81,815
2003	12.435228	15.852041	27.48%	66,146
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.489067	13.575527	8.70%	26,851
2011	13.111331	12.489067	-4.75%	24,555
2010	12.084265	13.111331	8.50%	22,069
2009*	10.000000	12.084265	20.84%	2,315
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.353767	17.565868	14.41%	20,852
2011	15.445097	15.353767	-0.59%	22,731
2010	12.417560	15.445097	24.38%	24,333
2009	10.047490	12.417560	23.59%	27,509
2008	14.712847	10.047490	-31.71%	30,856
2007	14.983074	14.712847	-1.80%	34,291
2006	13.247767	14.983074	13.10%	30,052
2005	12.497476	13.247767	6.00%	29,270
2004	10.372759	12.497476	20.48%	23,764
2003	7.615982	10.372759	36.20%	15,444
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.613424	12.854216	10.68%	39,092
2011	11.643316	11.613424	-0.26%	42,851
2010	10.258770	11.643316	13.50%	47,714
2009	7.759012	10.258770	32.22%	53,371
2008	11.970076	7.759012	-35.18%	60,953
2007	11.235361	11.970076	6.54%	63,295
2006	10.408090	11.235361	7.95%	67,951
2005	10.161439	10.408090	2.43%	70,034
2004	9.678551	10.161439	4.99%	69,919
2003	7.770469	9.678551	24.56%	69,441

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.432892	15.367741	14.40%	138,371
2011	13.338399	13.432892	0.71%	149,333
2010	11.749993	13.338399	13.52%	167,339
2009	9.408908	11.749993	24.88%	189,461
2008	15.142839	9.408908	-37.87%	189,751
2007	14.555054	15.142839	4.04%	205,323
2006	12.748193	14.555054	14.17%	213,585
2005	12.318167	12.748193	3.49%	215,757
2004	11.263009	12.318167	9.37%	217,895
2003	8.876292	11.263009	26.89%	203,936
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	16.041785	17.510805	9.16%	39,072
2011	14.886421	16.041785	7.76%	31,217
2010	13.059169	14.886421	13.99%	26,230
2009	10.779382	13.059169	21.15%	21,057
2008	15.479227	10.779382	-30.36%	22,751
2007	14.617682	15.479227	5.89%	26,879
2006	12.695402	14.617682	15.14%	28,576
2005	12.304021	12.695402	3.18%	27,516
2004	11.849234	12.304021	3.84%	24,055
2003	9.892733	11.849234	19.78%	19,785
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.606775	18.011244	8.46%	34,955
2011	16.426173	16.606775	1.10%	38,690
2010	15.314813	16.426173	7.26%	43,257
2009	12.864153	15.314813	19.05%	56,788
2008	14.036793	12.864153	-8.35%	57,341
2007	13.475495	14.036793	4.17%	63,514
2006	13.088130	13.475495	2.96%	64,264
2005	13.070401	13.088130	0.14%	63,632
2004	12.760534	13.070401	2.43%	58,028
2003	12.335897	12.760534	3.44%	52,889
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.283081	12.456293	10.40%	12,725
2011	11.446601	11.283081	-1.43%	11,542
2010	10.271440	11.446601	11.44%	15,042
2009	8.369472	10.271440	22.73%	14,512
2008	11.300723	8.369472	-25.94%	9,539
2007	10.523113	11.300723	7.39%	6,730
2006*	10.000000	10.523113	5.23%	2,131

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.755488	12.033611	11.88%	2,462
2011	11.004106	10.755488	-2.26%	2,869
2010	9.720590	11.004106	13.20%	2,931
2009	7.636252	9.720590	27.30%	1,845
2008	11.480737	7.636252	-33.49%	2,097
2007	10.543114	11.480737	8.89%	1,697
2006*	10.000000	10.543114	5.43%	1,025
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.182467	11.623405	14.15%	6,039
2011	10.586110	10.182467	-3.81%	7,652
2010	9.232091	10.586110	14.67%	7,045
2009	7.107434	9.232091	29.89%	4,654
2008	11.611433	7.107434	-38.79%	5,368
2007	10.563287	11.611433	9.92%	4,956
2006*	10.000000	10.563287	5.63%	509
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	20.378246	23.428404	14.97%	307
2011	21.173161	20.378246	-3.75%	464
2010	18.290160	21.173161	15.76%	464
2009	13.638709	18.290160	34.10%	180,144
2008	24.043548	13.638709	-43.27%	195,801
2007	20.700489	24.043548	16.15%	215,505
2006	18.765787	20.700489	10.31%	205,888
2005	16.246321	18.765787	15.51%	167,670
2004	14.249503	16.246321	14.01%	126,670
2003	11.230871	14.249503	26.88%	106,517
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.806054	10.151943	3.53%	18,821
2011	10.463988	9.806054	-6.29%	22,881
2010	8.883781	10.463988	17.79%	20,020
2009	6.089947	8.883781	45.88%	22,495
2008	13.512260	6.089947	-54.93%	24,812
2007	9.386190	13.512260	43.96%	18,698
2006*	10.000000	9.386190	-6.14%	13,485
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.879720	17.236232	15.84%	78,595
2011	14.924295	14.879720	-0.30%	86,872
2010	13.118484	14.924295	13.77%	94,354
2009	10.206086	13.118484	28.54%	105,385
2008	18.020736	10.206086	-43.36%	118,030
2007	17.976697	18.020736	0.24%	129,683
2006	15.144293	17.976697	18.70%	128,466
2005	14.485907	15.144293	4.55%	123,894
2004	13.156833	14.485907	10.10%	113,799
2003	10.220994	13.156833	28.72%	86,884

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2012	9.889692	11.678351	18.09%	0
2011	9.791033	9.889692	1.01%	0
2010	8.010122	9.791033	22.23%	0
2009	5.560895	8.010122	44.04%	7,407
2008	12.518473	5.560895	-55.58%	8,241
2007	10.293065	12.518473	21.62%	7,925
2006	9.888284	10.293065	4.09%	11,237
2005	9.188710	9.888284	7.61%	16,075
2004	8.682645	9.188710	5.83%	16,125
2003	6.774232	8.682645	28.17%	13,201
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.839031	14.536997	13.23%	116,780
2011	12.969774	12.839031	-1.01%	122,574
2010	10.576265	12.969774	22.63%	132,381
2009	8.349186	10.576265	26.67%	145,535
2008	16.007495	8.349186	-47.84%	167,915
2007	12.764761	16.007495	25.40%	169,831
2006	12.098405	12.764761	5.51%	182,714
2005	11.581701	12.098405	4.46%	184,634
2004	11.346151	11.581701	2.08%	194,676
2003	8.644282	11.346151	31.26%	182,195
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	14.333160	16.179201	12.88%	7,490
2011	13.951807	14.333160	2.73%	8,363
2010	12.403842	13.951807	12.48%	10,273
2009	8.727615	12.403842	42.12%	11,273
2008	11.782239	8.727615	-25.93%	13,299
2007	11.611599	11.782239	1.47%	17,629
2006	10.565336	11.611599	9.90%	20,126
2005	10.424872	10.565336	1.35%	21,404
2004	9.634008	10.424872	8.21%	23,498
2003	7.675825	9.634008	25.51%	21,353
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.954509	13.482774	12.78%	20,470
2011	11.628672	11.954509	2.80%	18,783
2010	10.349886	11.628672	12.36%	14,245
2009	7.274465	10.349886	42.28%	11,915
2008	9.809361	7.274465	-25.84%	7,180
2007*	10.000000	9.809361	-1.91%	4,368

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.808516	14.436750	4.55%	41,886
2011	13.029501	13.808516	5.98%	40,282
2010	12.241042	13.029501	6.44%	45,077
2009	10.705483	12.241042	14.34%	41,263
2008	11.204860	10.705483	-4.46%	47,676
2007	10.877807	11.204860	3.01%	43,699
2006	10.550355	10.877807	3.10%	36,908
2005	10.455277	10.550355	0.91%	28,873
2004	10.139004	10.455277	3.12%	10,106
2003*	10.000000	10.139004	1.39%	530
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.466139	11.871515	13.43%	40,682
2011	11.858536	10.466139	-11.74%	45,086
2010	9.320984	11.858536	27.22%	45,115
2009	6.734567	9.320984	38.41%	42,422
2008	11.262788	6.734567	-40.21%	44,037
2007	9.866503	11.262788	14.15%	41,048
2006*	10.000000	9.866503	-1.33%	20,741
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	13.437340	16.010859	19.15%	1,056
2011	16.422741	13.437340	-18.18%	1,056
2010	14.703338	16.422741	11.69%	1,802
2009	11.764171	14.703338	24.98%	2,217
2008	21.201191	11.764171	-44.51%	2,668
2007	18.300275	21.201191	15.85%	2,670
2006	15.695687	18.300275	16.59%	3,012
2005	13.345817	15.695687	17.61%	3,245
2004	11.896469	13.345817	12.18%	3,373
2003	8.403857	11.896469	41.56%	4,359
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.367106	14.751366	19.28%	17,034
2011	15.128308	12.367106	-18.25%	20,538
2010	13.542364	15.128308	11.71%	26,512
2009	10.830786	13.542364	25.04%	31,676
2008	19.523570	10.830786	-44.52%	37,215
2007	16.849545	19.523570	15.87%	38,708
2006	14.451083	16.849545	16.60%	38,895
2005	12.292402	14.451083	17.56%	31,430
2004	10.956617	12.292402	12.19%	22,841
2003	7.737361	10.956617	41.61%	10,990

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.462599	16.913919	25.64%	9,376
2011	14.940933	13.462599	-9.89%	10,517
2010	11.952611	14.940933	25.00%	11,913
2009	7.682281	11.952611	55.59%	15,831
2008	15.917982	7.682281	-51.74%	15,623
2007	15.250212	15.917982	4.38%	15,045
2006	13.276674	15.250212	14.86%	14,105
2005	13.096147	13.276674	1.38%	10,457
2004	11.622753	13.096147	12.68%	7,274
2003	7.451528	11.622753	55.98%	3,177
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.992969	13.354649	11.35%	30,232
2011	11.849673	11.992969	1.21%	31,645
2010	10.639189	11.849673	11.38%	26,514
2009	7.937530	10.639189	34.04%	22,650
2008	11.415294	7.937530	-30.47%	23,100
2007	11.130667	11.415294	2.56%	19,464
2006*	10.000000	11.130667	11.31%	11,596
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	10.000281	11.702666	17.02%	23,114
2011	10.511650	10.000281	-4.86%	24,958
2010	8.293287	10.511650	26.75%	25,751
2009	6.495824	8.293287	27.67%	27,214
2008	9.810701	6.495824	-33.79%	23,160
2007	10.167449	9.810701	-3.51%	12,499
2006*	10.000000	10.167449	1.67%	6,540
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.020633	10.283833	14.00%	2,012
2011	9.268258	9.020633	-2.67%	2,014
2010	8.504046	9.268258	8.99%	319
2009	6.604890	8.504046	28.75%	251
2008*	10.000000	6.604890	-33.95%	251
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.480062	11.722209	11.85%	9,675
2011	12.600082	10.480062	-16.83%	6,694
2010	10.846908	12.600082	16.16%	8,484
2009	6.356257	10.846908	70.65%	10,979
2008	13.586701	6.356257	-53.22%	7,827
2007	10.680558	13.586701	27.21%	6,523
2006*	10.000000	10.680558	6.81%	2,463

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
2012	13.898633	16.293288	17.23%	0
2011	15.699871	13.898633	-11.47%	0
2010	14.614564	15.699871	7.43%	0
2009	10.764824	14.614564	35.76%	0
2008	18.221740	10.764824	-40.92%	0
2007	15.921139	18.221740	14.45%	0
2006	13.234311	15.921139	20.30%	0
2005	12.118301	13.234311	9.21%	0
2004	10.312906	12.118301	17.51%	0
2003	7.870705	10.312906	31.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.377421	10.965942	16.94%	12,845
2011	10.620471	9.377421	-11.70%	9,145
2010	9.910773	10.620471	7.16%	8,932
2009	7.307773	9.910773	35.62%	6,206
2008	12.402623	7.307773	-41.08%	17,687
2007	10.868857	12.402623	14.11%	10,235
2006*	10.000000	10.868857	8.69%	4,497
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.672884	17.825532	13.73%	26,874
2011	15.987491	15.672884	-1.97%	25,327
2010	14.140156	15.987491	13.06%	21,860
2009	12.052467	14.140156	17.32%	16,251
2008	11.480144	12.052467	4.99%	14,002
2007	10.460367	11.480144	9.75%	2,772
2006*	10.000000	10.460367	4.60%	2,573
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.233283	2.33%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
2012	8.581430	9.888107	15.23%	0
2011	10.310803	8.581430	-16.77%	0
2010	9.016125	10.310803	14.36%	0
2009	7.618010	9.016125	18.35%	0
2008	12.508060	7.618010	-39.10%	0
2007	11.621771	12.508060	7.63%	0
2006*	10.000000	11.621771	16.22%	0
Guggenheim SBL Fund - Series J (StylePlus Mid Cap Growth Strategy Series) - Q/NQ
2012	8.968218	10.264723	14.46%	0
2011	9.482608	8.968218	-5.42%	0
2010	7.725313	9.482608	22.75%	0
2009	5.428630	7.725313	42.31%	0
2008	9.147859	5.428630	-40.66%	0
2007	10.332511	9.147859	-11.47%	0
2006*	10.000000	10.332511	3.33%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
2012	11.227963	12.573199	11.98%	952
2011	11.284535	11.227963	-0.50%	953
2010	10.325228	11.284535	9.29%	955
2009	8.314433	10.325228	24.18%	956
2008	11.553835	8.314433	-28.04%	958
2007	11.023401	11.553835	4.81%	0
2006*	10.000000	11.023401	10.23%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
2012	10.111067	11.544031	14.17%	0
2011	10.693217	10.111067	-5.44%	0
2010	9.276291	10.693217	15.27%	0
2009	7.055306	9.276291	31.48%	0
2008	11.591815	7.055306	-39.14%	0
2007	11.406249	11.591815	1.63%	0
2006*	10.000000	11.406249	14.06%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
2012	14.239037	16.167495	13.54%	0
2011	14.409634	14.239037	-1.18%	0
2010	12.628451	14.409634	14.10%	0
2009	7.395228	12.628451	70.76%	0
2008	10.684493	7.395228	-30.79%	0
2007	10.589657	10.684493	0.90%	0
2006*	10.000000	10.589657	5.90%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
2012	12.532483	14.804683	18.13%	0
2011	13.290438	12.532483	-5.70%	0
2010	11.030887	13.290438	20.48%	0
2009	7.156435	11.030887	54.14%	0
2008	11.788402	7.156435	-39.29%	0
2007	10.817313	11.788402	8.98%	0
2006*	10.000000	10.817313	8.17%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
2012	11.609935	13.440723	15.77%	0
2011	12.696267	11.609935	-8.56%	0
2010	10.903247	12.696267	16.44%	0
2009	7.663686	10.903247	42.27%	0
2008	10.837871	7.663686	-29.29%	0
2007	10.764449	10.837871	0.68%	0
2006*	10.000000	10.764449	7.64%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series X (StylePlus Small Cap Growth Strategy Series) - Q/NQ
2012	9.397226	10.362247	10.27%	0
2011	9.696284	9.397226	-3.08%	0
2010	7.539731	9.696284	28.60%	0
2009	5.641794	7.539731	33.64%	0
2008	10.814772	5.641794	-47.83%	0
2007	10.360638	10.814772	4.38%	0
2006*	10.000000	10.360638	3.61%	0
Guggenheim SBL Fund - Series Y (StylePlus Large Cap Growth Strategy Series) - Q/NQ
2012	8.980789	9.828431	9.44%	0
2011	9.495422	8.980789	-5.42%	0
2010	8.234893	9.495422	15.31%	0
2009	6.250453	8.234893	31.75%	0
2008	10.048206	6.250453	-37.80%	0
2007	10.835513	10.048206	-7.27%	0
2006*	10.000000	10.835513	8.36%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.655742	-3.44%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2012	11.252332	13.447114	19.51%	0
2011	10.950455	11.252332	2.76%	0
2010	10.520921	10.950455	4.08%	0
2009	8.336291	10.520921	26.21%	0
2008	11.814698	8.336291	-29.44%	0
2007	10.686048	11.814698	10.56%	0
2006*	10.000000	10.686048	6.86%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2012	9.100513	11.525228	26.64%	0
2011	9.847115	9.100513	-7.58%	0
2010	8.476998	9.847115	16.16%	0
2009	6.520046	8.476998	30.01%	0
2008	11.916339	6.520046	-45.28%	0
2007	12.762681	11.916339	-6.63%	0
2006*	10.000000	12.762681	27.63%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2012	17.406233	19.878052	14.20%	0
2011	18.881204	17.406233	-7.81%	0
2010	16.923783	18.881204	11.57%	0
2009	12.659231	16.923783	33.69%	0
2008	21.480687	12.659231	-41.07%	0
2007	18.943490	21.480687	13.39%	0
2006	14.943983	18.943490	26.76%	0
2005	12.819102	14.943983	16.58%	0
2004	10.457776	12.819102	22.58%	0
2003	8.197100	10.457776	27.58%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.968791	-0.31%	860
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.750436	-2.50%	1,833
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.616209	25.464425	17.80%	14,888
2011	23.565299	21.616209	-8.27%	13,657
2010	21.936284	23.565299	7.43%	11,206
2009	17.746584	21.936284	23.61%	1,824
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	20.288916	23.793529	17.27%	3,040
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.835673	17.775738	12.25%	110
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	9.043079	11.071529	22.43%	75,171
2011	9.830478	9.043079	-8.01%	83,012
2010	9.339638	9.830478	5.26%	84,053
2009	6.470744	9.339638	44.34%	82,636
2008	11.754601	6.470744	-44.95%	81,745
2007	8.703523	11.754601	35.06%	88,897
2006	8.068907	8.703523	7.86%	100,792
2005	7.251916	8.068907	11.27%	110,457
2004	6.218858	7.251916	16.61%	118,580
2003	5.232452	6.218858	18.85%	113,730
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.572591	5.385409	17.78%	46,034
2011	5.064122	4.572591	-9.71%	12,788
2010	4.118270	5.064122	22.97%	15,724
2009	2.655358	4.118270	55.09%	19,052
2008	4.794557	2.655358	-44.62%	22,129
2007	3.985792	4.794557	20.29%	29,541
2006	3.739321	3.985792	6.59%	37,541
2005	3.391029	3.739321	10.27%	54,468
2004	3.411159	3.391029	-0.59%	60,303
2003	2.355896	3.411159	44.79%	66,811

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.724339	13.116747	11.88%	86,796
2011	17.529179	11.724339	-33.12%	14,787
2010	14.184381	17.529179	23.58%	16,720
2009	8.013182	14.184381	77.01%	19,561
2008	16.969706	8.013182	-52.78%	21,631
2007	13.410654	16.969706	26.54%	29,158
2006	9.252030	13.410654	44.95%	32,298
2005	7.093614	9.252030	30.43%	39,278
2004	6.046281	7.093614	17.32%	47,616
2003	4.546506	6.046281	32.99%	52,341
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.665682	17.450587	18.99%	13,809
2011	14.522134	14.665682	0.99%	11,588
2010	11.899937	14.522134	22.04%	11,181
2009	9.501691	11.899937	25.24%	12,399
2008	14.391466	9.501691	-33.98%	14,581
2007	14.211136	14.391466	1.27%	17,977
2006	12.303996	14.211136	15.50%	23,366
2005	11.396821	12.303996	7.96%	34,500
2004*	10.000000	11.396821	13.97%	5,567
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.238380	2.38%	696
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.253344	11.744873	14.55%	50,561
2011	10.420990	10.253344	-1.61%	53,203
2010	9.478975	10.420990	9.94%	52,980
2009	7.831075	9.478975	21.04%	48,238
2008	11.779046	7.831075	-33.52%	32,335
2007	11.075760	11.779046	6.35%	18,724
2006*	10.000000	11.075760	10.76%	5,341
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.447976	11.972877	14.60%	13,352
2011	10.760516	10.447976	-2.90%	10,751
2010*	10.000000	10.760516	7.61%	1,370
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.895405	8.898720	12.71%	47,186
2011	8.042611	7.895405	-1.83%	55,040
2010	6.822890	8.042611	17.88%	61,018
2009	5.171325	6.822890	31.94%	66,340
2008	8.535283	5.171325	-39.41%	64,750
2007	7.223344	8.535283	18.16%	70,913
2006	6.882641	7.223344	4.95%	76,967
2005	6.537501	6.882641	5.28%	85,670
2004	6.114786	6.537501	6.91%	92,290
2003	4.660144	6.114786	31.21%	94,948

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.912879	15.768990	13.34%	85,271
2011	13.983976	13.912879	-0.51%	94,365
2010	12.467890	13.983976	12.16%	108,556
2009*	10.000000	12.467890	24.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.282856	11.761815	14.38%	19,219
2011	10.306485	10.282856	-0.23%	22,351
2010	9.307778	10.306485	10.73%	19,140
2009	7.629628	9.307778	22.00%	21,225
2008	10.991163	7.629628	-30.58%	18,298
2007	10.476339	10.991163	4.91%	16,548
2006*	10.000000	10.476339	4.76%	5,719
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.513086	11.945598	3.76%	17,660
2011	11.016128	11.513086	4.51%	19,695
2010	10.514432	11.016128	4.77%	21,254
2009	9.484428	10.514432	10.86%	21,261
2008	10.645730	9.484428	-10.91%	20,442
2007	10.458382	10.645730	1.79%	8,863
2006*	10.000000	10.458382	4.58%	732
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.185364	12.291636	20.68%	30,348
2011	11.361285	10.185364	-10.35%	39,040
2010	10.326441	11.361285	10.02%	35,742
2009	7.377345	10.326441	39.98%	39,023
2008	12.162544	7.377345	-39.34%	36,526
2007	10.759272	12.162544	13.04%	19,851
2006*	10.000000	10.759272	7.59%	7,825
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.473308	10.993629	16.05%	45,075
2011	10.054668	9.473308	-5.78%	47,730
2010	8.605881	10.054668	16.83%	41,787
2009	6.273149	8.605881	37.19%	39,816
2008	11.375941	6.273149	-44.86%	45,460
2007	10.285224	11.375941	10.60%	32,154
2006*	10.000000	10.285224	2.85%	8,525
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.230825	9.524179	15.71%	6,804
2011	8.516788	8.230825	-3.36%	8,743
2010	7.763734	8.516788	9.70%	9,772
2009	6.009658	7.763734	29.19%	10,450
2008	9.816107	6.009658	-38.78%	9,496
2007*	10.000000	9.816107	-1.84%	4,279

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.586849	19.914690	13.24%	2,729
2011	17.136752	17.586849	2.63%	2,960
2010	15.320693	17.136752	11.85%	3,607
2009	10.615762	15.320693	44.32%	5,301
2008	14.913557	10.615762	-28.82%	5,547
2007	14.629427	14.913557	1.94%	7,757
2006	13.380377	14.629427	9.33%	9,395
2005	13.220896	13.380377	1.21%	14,452
2004	12.148136	13.220896	8.83%	21,973
2003	10.050887	12.148136	20.87%	13,956
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.738841	15.577916	13.39%	9,876
2011	13.388591	13.738841	2.62%	10,142
2010	11.969129	13.388591	11.86%	11,619
2009	8.288832	11.969129	44.40%	14,778
2008	11.662156	8.288832	-28.93%	12,129
2007	11.436266	11.662156	1.98%	13,635
2006	10.460288	11.436266	9.33%	13,687
2005*	10.000000	10.460288	4.60%	9,036
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.861182	13.889342	17.10%	53,378
2011	12.284516	11.861182	-3.45%	56,608
2010	10.734303	12.284516	14.44%	66,690
2009	8.447508	10.734303	27.07%	76,868
2008	13.563070	8.447508	-37.72%	85,969
2007	14.032808	13.563070	-3.35%	98,774
2006	12.247557	14.032808	14.58%	86,975
2005	11.884888	12.247557	3.05%	75,123
2004	10.232526	11.884888	16.15%	38,680
2003	7.875820	10.232526	29.92%	20,730
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.763025	8.973594	15.59%	43,300
2011	8.885547	7.763025	-12.63%	47,156
2010	7.775357	8.885547	14.28%	53,541
2009	5.142379	7.775357	51.20%	71,139
2008*	10.000000	5.142379	-48.58%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.320014	10.271939	10.21%	6,477
2011	9.737863	9.320014	-4.29%	6,860
2010	7.971380	9.737863	22.16%	7,370
2009	6.130791	7.971380	30.02%	11,950
2008*	10.000000	6.130791	-38.69%	12,237

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.546808	9.812976	14.81%	11,621
2011	9.235097	8.546808	-7.45%	12,086
2010	8.127013	9.235097	13.63%	11,138
2009	6.363626	8.127013	27.71%	1,281
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.993661	10.971118	9.78%	5,393
2011	10.247522	9.993661	-2.48%	5,859
2010	9.389621	10.247522	9.14%	4,902
2009	7.927537	9.389621	18.44%	1,646
2008*	10.000000	7.927537	-20.72%	435
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.376385	10.532766	12.33%	8,353
2011	9.823944	9.376385	-4.56%	8,006
2010	8.842676	9.823944	11.10%	5,953
2009	7.204634	8.842676	22.74%	1,337
2008*	10.000000	7.204634	-27.95%	1,339
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.734806	11.406770	6.26%	3,850
2011	10.708329	10.734806	0.25%	4,546
2010	10.143105	10.708329	5.57%	3,868
2009	9.078992	10.143105	11.72%	6,052
2008*	10.000000	9.078992	-9.21%	255
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.689863	10.762993	11.07%	12,990
2011	10.036480	9.689863	-3.45%	11,989
2010	9.116587	10.036480	10.09%	13,267
2009	7.562819	9.116587	20.54%	11,243
2008*	10.000000	7.562819	-24.37%	75
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.035018	10.233532	13.27%	11,129
2011	9.587811	9.035018	-5.77%	10,240
2010	8.559890	9.587811	12.01%	7,705
2009	6.841204	8.559890	25.12%	4,062
2008*	10.000000	6.841204	-31.59%	1,065
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.268845	11.169980	8.78%	14,518
2011	10.416230	10.268845	-1.41%	1,371
2010	9.664334	10.416230	7.78%	688
2009	8.307908	9.664334	16.33%	125
2008*	10.000000	8.307908	-16.92%	21

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.833771	12.604338	6.51%	4,025
2011	11.230444	11.833771	5.37%	3,731
2010	10.612240	11.230444	5.83%	3,823
2009	9.868797	10.612240	7.53%	5,947
2008*	10.000000	9.868797	-1.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.704929	13.452380	5.88%	8,962
2011	12.119428	12.704929	4.83%	7,004
2010	11.340265	12.119428	6.87%	6,061
2009	9.852755	11.340265	15.10%	2,935
2008*	10.000000	9.852755	-1.47%	16
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	20.148936	23.345909	15.87%	31
2011	26.258281	20.148936	-23.27%	32
2010	22.865016	26.258281	14.84%	347
2009	14.163501	22.865016	61.44%	382
2008	33.923728	14.163501	-58.25%	479
2007	23.574977	33.923728	43.90%	488
2006	17.443443	23.574977	35.15%	757
2005	13.303723	17.443443	31.12%	1,200
2004	11.146305	13.303723	19.36%	1,480
2003	6.822884	11.146305	63.37%	1,485
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	22.161441	25.681710	15.88%	29,810
2011	28.887535	22.161441	-23.28%	32,329
2010	25.146066	28.887535	14.88%	33,963
2009	15.560214	25.146066	61.60%	34,857
2008	37.328953	15.560214	-58.32%	38,914
2007	25.946870	37.328953	43.87%	37,455
2006	19.208764	25.946870	35.08%	29,995
2005	14.648149	19.208764	31.13%	18,375
2004	12.271368	14.648149	19.37%	8,517
2003	7.513570	12.271368	63.32%	3,434
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	16.603506	16.913796	1.87%	76,908
2011	15.659998	16.603506	6.02%	88,686
2010	15.119205	15.659998	3.58%	94,196
2009	14.894664	15.119205	1.51%	104,532
2008	13.988120	14.894664	6.48%	130,710
2007	13.206371	13.988120	5.92%	122,435
2006	12.927647	13.206371	2.16%	121,329
2005	12.664327	12.927647	2.08%	115,607
2004	12.406921	12.664327	2.07%	113,283
2003	12.305129	12.406921	0.83%	117,416

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.725747	12.256900	14.28%	858
2011	12.024469	10.725747	-10.80%	1,291
2010	10.737210	12.024469	11.99%	41
2009	8.373358	10.737210	28.23%	189
2008	15.703294	8.373358	-46.68%	191
2007	12.495047	15.703294	25.68%	193
2006	9.506220	12.495047	31.44%	340
2005	7.385378	9.506220	28.72%	579
2004	6.542624	7.385378	12.88%	582
2003	4.880201	6.542624	34.06%	644
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	17.064846	19.495810	14.25%	15,582
2011	19.131030	17.064846	-10.80%	16,046
2010	17.086136	19.131030	11.97%	14,060
2009	13.329763	17.086136	28.18%	18,892
2008	24.990664	13.329763	-46.66%	18,281
2007	19.884497	24.990664	25.68%	18,585
2006	15.129732	19.884497	31.43%	11,874
2005	11.757438	15.129732	28.68%	8,205
2004	10.401328	11.757438	13.04%	2,234
2003	7.775080	10.401328	33.78%	600
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.694006	8.990410	16.85%	2,610
2011	8.930901	7.694006	-13.85%	3,166
2010	8.412370	8.930901	6.16%	4,849
2009	6.617105	8.412370	27.13%	5,762
2008	11.762888	6.617105	-43.75%	6,321
2007	10.879072	11.762888	8.12%	10,227
2006*	10.000000	10.879072	8.79%	6,234
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.206056	15.129824	14.57%	72,600
2011	13.906069	13.206056	-5.03%	73,363
2010	12.272451	13.906069	13.31%	81,357
2009	9.759958	12.272451	25.74%	86,615
2008	15.633605	9.759958	-37.57%	87,018
2007	14.927083	15.633605	4.73%	91,958
2006	12.920750	14.927083	15.53%	80,746
2005	12.110133	12.920750	6.69%	60,650
2004	10.744012	12.110133	12.72%	42,170
2003	8.242281	10.744012	30.35%	19,943
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.504317	13.520328	8.13%	1,363
2011	12.538559	12.504317	-0.27%	1,363
2010	11.550746	12.538559	8.55%	854
2009*	10.000000	11.550746	15.51%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.133714	14.572666	10.96%	524
2011	13.411681	13.133714	-2.07%	620
2010	12.110672	13.411681	10.74%	532
2009*	10.000000	12.110672	21.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.066756	13.584624	3.96%	20,584
2011	12.842069	13.066756	1.75%	23,252
2010	12.268517	12.842069	4.67%	26,211
2009	11.377644	12.268517	7.83%	21,210
2008	12.247679	11.377644	-7.10%	15,538
2007	11.758213	12.247679	4.16%	16,368
2006	11.204020	11.758213	4.95%	19,338
2005	10.971215	11.204020	2.12%	18,207
2004	10.605451	10.971215	3.45%	13,903
2003	9.942704	10.605451	6.67%	9,648
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.472820	14.757414	9.53%	167,602
2011	13.634749	13.472820	-1.19%	183,441
2010	12.436081	13.634749	9.64%	217,836
2009	10.560036	12.436081	17.77%	232,415
2008	13.909352	10.560036	-24.08%	238,831
2007	13.318307	13.909352	4.44%	287,607
2006	12.099196	13.318307	10.08%	235,492
2005	11.618642	12.099196	4.14%	181,878
2004	10.730544	11.618642	8.28%	116,562
2003	9.042222	10.730544	18.67%	64,587
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.490265	15.169663	12.45%	172,726
2011	13.943413	13.490265	-3.25%	210,182
2010	12.501126	13.943413	11.54%	218,146
2009	10.166666	12.501126	22.96%	222,675
2008	14.990874	10.166666	-32.18%	227,178
2007	14.287497	14.990874	4.92%	212,176
2006	12.618444	14.287497	13.23%	192,156
2005	11.921713	12.618444	5.84%	149,893
2004	10.759274	11.921713	10.80%	105,623
2003	8.594465	10.759274	25.19%	45,559

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.539227	14.459153	6.79%	57,153
2011	13.419623	13.539227	0.89%	58,024
2010	12.510267	13.419623	7.27%	66,857
2009	11.047191	12.510267	13.24%	71,551
2008	13.154760	11.047191	-16.02%	88,538
2007	12.571989	13.154760	4.64%	62,840
2006	11.729868	12.571989	7.18%	63,241
2005	11.356507	11.729868	3.29%	71,071
2004	10.721096	11.356507	5.93%	44,378
2003	9.539048	10.721096	12.39%	23,369
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.470193	15.802870	17.32%	257,023
2011	13.937912	13.470193	-3.36%	287,767
2010	12.959566	13.937912	7.55%	341,237
2009*	10.000000	12.959566	29.60%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	27.087971	31.454297	16.12%	29,187
2011	28.117858	27.087971	-3.66%	30,856
2010	22.539123	28.117858	24.75%	34,700
2009	16.673054	22.539123	35.18%	42,407
2008	26.547341	16.673054	-37.20%	49,415
2007	24.970222	26.547341	6.32%	55,570
2006	22.986686	24.970222	8.63%	55,553
2005	20.743589	22.986686	10.81%	49,544
2004	18.132311	20.743589	14.40%	42,214
2003	13.622624	18.132311	33.10%	28,406
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.792667	11.656682	-1.15%	70,873
2011	11.929477	11.792667	-1.15%	94,875
2010	12.068244	11.929477	-1.15%	121,071
2009	12.203522	12.068244	-1.11%	156,779
2008	12.097060	12.203522	0.88%	187,610
2007	11.678837	12.097060	3.58%	137,086
2006	11.302306	11.678837	3.33%	103,483
2005	11.136308	11.302306	1.49%	88,502
2004	11.175193	11.136308	-0.35%	102,395
2003	11.234913	11.175193	-0.53%	86,521

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.981414	18.841871	10.96%	29,177
2011	16.275553	16.981414	4.34%	27,621
2010	14.888534	16.275553	9.32%	27,640
2009	12.109454	14.888534	22.95%	26,184
2008	14.811446	12.109454	-18.24%	30,425
2007	14.322312	14.811446	3.42%	35,280
2006	13.819851	14.322312	3.64%	31,668
2005	13.681913	13.819851	1.01%	31,211
2004	12.992190	13.681913	5.31%	27,020
2003	11.722912	12.992190	10.83%	17,355
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2012	13.626928	15.613938	14.58%	0
2011	15.202304	13.626928	-10.36%	0
2010	13.474169	15.202304	12.83%	0
2009*	10.000000	13.474169	34.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.300684	9.499720	14.45%	46,693
2011	9.264876	8.300684	-10.41%	51,918
2010	8.218933	9.264876	12.73%	64,447
2009	6.093062	8.218933	34.89%	77,133
2008*	10.000000	6.093062	-39.07%	11,688
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.289796	15.400756	15.88%	13,474
2011	16.026687	13.289796	-17.08%	14,083
2010	15.279098	16.026687	4.89%	15,905
2009	11.904701	15.279098	28.35%	16,747
2008	22.441172	11.904701	-46.95%	21,395
2007	22.057082	22.441172	1.74%	21,909
2006	18.178088	22.057082	21.34%	21,348
2005	16.410853	18.178088	10.77%	19,384
2004	13.804740	16.410853	18.88%	9,724
2003*	10.000000	13.804740	38.05%	2,824
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.878946	10.211992	15.01%	47,263
2011	9.250880	8.878946	-4.02%	51,798
2010	8.101826	9.250880	14.18%	56,498
2009	6.315495	8.101826	28.28%	18,169
2008*	10.000000	6.315495	-36.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.713452	11.311541	16.45%	9,887
2011	10.434580	9.713452	-6.91%	8,693
2010*	10.000000	10.434580	4.35%	8,786

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.208690	9.541471	16.24%	0
2011	8.842733	8.208690	-7.17%	208
2010	7.934264	8.842733	11.45%	622
2009	6.299706	7.934264	25.95%	209
2008*	10.000000	6.299706	-37.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.292992	10.554944	13.58%	105,406
2011	9.816061	9.292992	-5.33%	115,419
2010	7.830213	9.816061	25.36%	126,685
2009	6.231294	7.830213	25.66%	140,055
2008*	10.000000	6.231294	-37.69%	4,408
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.875328	11.357084	15.00%	61,964
2011	10.227396	9.875328	-3.44%	77,073
2010	8.648417	10.227396	18.26%	93,110
2009	6.705806	8.648417	28.97%	100,824
2008*	10.000000	6.705806	-32.94%	7,441
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	14.012537	15.712292	12.13%	14,278
2011	14.267718	14.012537	-1.79%	15,893
2010	11.505620	14.267718	24.01%	17,403
2009	9.131786	11.505620	26.00%	18,979
2008	17.241801	9.131786	-47.04%	19,931
2007	15.893793	17.241801	8.48%	23,224
2006	15.578606	15.893793	2.02%	26,975
2005	14.579713	15.578606	6.85%	24,476
2004	13.004630	14.579713	12.11%	22,426
2003	9.798306	13.004630	32.72%	22,099
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	31.575230	37.592542	19.06%	27,798
2011	33.647927	31.575230	-6.16%	29,947
2010	26.886130	33.647927	25.15%	32,942
2009	21.549644	26.886130	24.76%	36,895
2008	32.131819	21.549644	-32.93%	41,179
2007	34.914843	32.131819	-7.97%	46,199
2006	30.112384	34.914843	15.95%	47,331
2005	29.553543	30.112384	1.89%	45,432
2004	25.488198	29.553543	15.95%	40,621
2003	16.438351	25.488198	55.05%	34,065

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.816500	30.616746	14.17%	40,792
2011	28.724632	26.816500	-6.64%	45,343
2010	23.187571	28.724632	23.88%	49,572
2009	17.414238	23.187571	33.15%	54,050
2008	28.501641	17.414238	-38.90%	60,843
2007	28.233079	28.501641	0.95%	66,045
2006	25.491825	28.233079	10.75%	64,479
2005	22.959559	25.491825	11.03%	54,587
2004	19.514472	22.959559	17.65%	46,337
2003	13.999555	19.514472	39.39%	32,394
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	12.227588	13.804695	12.90%	80,970
2011	12.304483	12.227588	-0.62%	89,163
2010	10.971862	12.304483	12.15%	105,130
2009	8.802384	10.971862	24.65%	114,486
2008	15.236520	8.802384	-42.23%	144,977
2007	14.248988	15.236520	6.93%	150,546
2006	12.685521	14.248988	12.32%	161,403
2005	11.943858	12.685521	6.21%	167,707
2004	11.009243	11.943858	8.49%	184,674
2003	8.734199	11.009243	26.05%	177,537
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.817385	11.236208	14.45%	84,562
2011	9.325162	9.817385	5.28%	95,119
2010	7.246440	9.325162	28.69%	107,439
2009	5.603068	7.246440	29.33%	128,544
2008*	10.000000	5.603068	-43.97%	1,771
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.591062	10.837845	2.33%	5,602
2011	10.576649	10.591062	0.14%	10,267
2010	10.446897	10.576649	1.24%	9,218
2009	9.866941	10.446897	5.88%	4,870
2008*	10.000000	9.866941	-1.33%	675
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.770571	13.911205	18.19%	5,342
2011	13.596896	11.770571	-13.43%	5,112
2010	12.934195	13.596896	5.12%	6,580
2009*	10.000000	12.934195	29.34%	9,087

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.564320	10.923435	3.40%	14,750
2011	10.656107	10.564320	-0.86%	17,048
2010	10.238941	10.656107	4.07%	18,322
2009	9.139973	10.238941	12.02%	16,526
2008	10.680593	9.139973	-14.42%	21,343
2007	10.313421	10.680593	3.56%	22,234
2006	10.012367	10.313421	3.01%	14,308
2005	9.984412	10.012367	0.28%	8,473
2004	10.022469	9.984412	-0.38%	3,536
2003*	10.000000	10.022469	0.22%	218
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.126519	8.741443	7.57%	0
2011	8.308990	8.126519	-2.20%	1,650
2010	7.027444	8.308990	18.24%	0
2009	5.791426	7.027444	21.34%	0
2008	9.679898	5.791426	-40.17%	482
2007	9.742968	9.679898	-0.65%	308
2006*	10.000000	9.742968	-2.57%	149
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.908706	14.160896	9.70%	6,142
2011	13.473620	12.908706	-4.19%	6,755
2010	11.094594	13.473620	21.44%	7,419
2009	8.539874	11.094594	29.92%	5,535
2008	14.266478	8.539874	-40.14%	8,014
2007	13.412223	14.266478	6.37%	16,883
2006	11.932717	13.412223	12.40%	9,201
2005	11.296531	11.932717	5.63%	4,805
2004*	10.000000	11.296531	12.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	15.901857	17.937856	12.80%	354
2011	16.273489	15.901857	-2.28%	502
2010	15.045825	16.273489	8.16%	502
2009	10.532128	15.045825	42.86%	106,113
2008	19.556880	10.532128	-46.15%	118,023
2007	17.333124	19.556880	12.83%	131,152
2006	16.243171	17.333124	6.71%	137,483
2005	15.634471	16.243171	3.89%	133,077
2004	14.790435	15.634471	5.71%	132,601
2003	11.426546	14.790435	29.44%	112,744

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.778428	17.010701	15.10%	52,494
2011	14.787968	14.778428	-0.06%	57,080
2010	11.736436	14.787968	26.00%	62,681
2009	8.953474	11.736436	31.08%	66,973
2008	17.783866	8.953474	-49.65%	67,485
2007	16.920420	17.783866	5.10%	70,472
2006	16.625356	16.920420	1.77%	77,089
2005	14.972502	16.625356	11.04%	78,121
2004	12.645718	14.972502	18.40%	78,060
2003	10.186018	12.645718	24.15%	76,327
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.683563	23.586654	19.83%	55,130
2011	21.707002	19.683563	-9.32%	59,902
2010	18.934646	21.707002	14.64%	65,887
2009	13.711763	18.934646	38.09%	71,962
2008	23.194279	13.711763	-40.88%	81,939
2007	22.067063	23.194279	5.11%	91,302
2006	18.967927	22.067063	16.34%	83,603
2005	16.781825	18.967927	13.03%	66,943
2004	14.242986	16.781825	17.83%	42,664
2003*	10.000000	14.242986	42.43%	16,465
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.449393	14.922759	19.87%	8,978
2011	13.732396	12.449393	-9.34%	9,446
2010	11.979518	13.732396	14.63%	12,272
2009	8.670472	11.979518	38.16%	14,001
2008	14.665223	8.670472	-40.88%	15,341
2007	13.954930	14.665223	5.09%	18,932
2006	11.994723	13.954930	16.34%	20,786
2005	10.615063	11.994723	13.00%	23,028
2004	9.011599	10.615063	17.79%	24,850
2003	6.374126	9.011599	41.38%	33,636
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.158333	1.58%	2,646
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.912820	16.072700	15.52%	46,337
2011	14.076369	13.912820	-1.16%	54,667
2010	12.264481	14.076369	14.77%	58,330
2009	9.671519	12.264481	26.81%	72,079
2008	15.901541	9.671519	-39.18%	77,318
2007	15.405998	15.901541	3.22%	81,268
2006	13.548971	15.405998	13.71%	82,184
2005	12.933232	13.548971	4.76%	72,273
2004	11.952995	12.933232	8.20%	67,599
2003	9.542333	11.952995	25.26%	61,480

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.613731	11.212225	16.63%	4,295
2011	9.945375	9.613731	-3.33%	4,230
2010	8.152745	9.945375	21.99%	4,143
2009	6.011559	8.152745	35.62%	6,452
2008	9.782119	6.011559	-38.55%	10,446
2007	10.017743	9.782119	-2.35%	11,848
2006*	10.000000	10.017743	0.18%	7,602
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.635249	6.35%	2,908
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.608799	13.115558	4.02%	1,041
2011	11.764923	12.608799	7.17%	910
2010	10.881912	11.764923	8.11%	1,637
2009*	10.000000	10.881912	8.82%	252
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.380137	11.895761	4.53%	29,253
2011	11.397306	11.380137	-0.15%	27,170
2010	10.961461	11.397306	3.98%	20,370
2009*	10.000000	10.961461	9.61%	6,780
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2012	14.067840	15.123027	7.50%	0
2011	12.743989	14.067840	10.39%	0
2010	11.924954	12.743989	6.87%	0
2009	10.193531	11.924954	16.99%	0
2008	11.091221	10.193531	-8.09%	0
2007	10.141328	11.091221	9.37%	0
2006*	10.000000	10.141328	1.41%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	14.263917	15.453050	8.34%	0
2011	13.927366	14.263917	2.42%	0
2010	13.032053	13.927366	6.87%	0
2009	11.561741	13.032053	12.72%	0
2008	11.166001	11.561741	3.54%	0
2007	10.388364	11.166001	7.49%	0
2006*	10.000000	10.388364	3.88%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.014102	10.839073	8.24%	27,140
2011*	10.000000	10.014102	0.14%	17,916

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2012	11.068562	11.773015	6.36%	0
2011	12.738663	11.068562	-13.11%	0
2010	9.915852	12.738663	28.47%	0
2009	6.347117	9.915852	56.23%	0
2008	11.318777	6.347117	-43.92%	0
2007	11.013104	11.318777	2.78%	0
2006*	10.000000	11.013104	10.13%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.517684	14.914208	29.49%	15,159
2011	10.555188	11.517684	9.12%	4,697
2010*	10.000000	10.555188	5.55%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.558139	12.503450	8.18%	1,229
2011	11.067196	11.558139	4.44%	2,541
2010	10.449346	11.067196	5.91%	2,558
2009	9.641045	10.449346	8.38%	3,040
2008	10.861617	9.641045	-11.24%	6,504
2007	10.420412	10.861617	4.23%	7,885
2006*	10.000000	10.420412	4.20%	2,751
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	41.199539	48.039311	16.60%	567
2011	38.939037	41.199539	5.81%	663
2010	35.894065	38.939037	8.48%	727
2009	27.887028	35.894065	28.71%	766
2008	33.180925	27.887028	-15.95%	2,679
2007	31.510701	33.180925	5.30%	2,927
2006	28.767313	31.510701	9.54%	3,165
2005	25.924994	28.767313	10.96%	3,583
2004	23.828896	25.924994	8.80%	3,956
2003	18.852711	23.828896	26.40%	3,298
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2012	13.044621	14.679416	12.53%	0
2011	13.700079	13.044621	-4.78%	0
2010	13.114039	13.700079	4.47%	0
2009	10.010271	13.114039	31.01%	0
2008	18.288061	10.010271	-45.26%	0
2007	16.146209	18.288061	13.27%	0
2006	13.052832	16.146209	23.70%	0
2005	11.888377	13.052832	9.79%	0
2004	10.245194	11.888377	16.04%	0
2003	8.134101	10.245194	25.95%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	41.969100	53.851472	28.31%	2,688
2011	57.171559	41.969100	-26.59%	790
2010	45.597634	57.171559	25.38%	983
2009	21.638159	45.597634	110.73%	1,547
2008	62.153612	21.638159	-65.19%	1,829
2007	45.692872	62.153612	36.02%	2,392
2006	33.136572	45.692872	37.89%	2,878
2005	25.395192	33.136572	30.48%	3,975
2004	20.406985	25.395192	24.44%	4,217
2003	13.388854	20.406985	52.42%	5,371
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	45.280208	46.273824	2.19%	4,894
2011	54.825340	45.280208	-17.41%	1,073
2010	42.915980	54.825340	27.75%	1,078
2009	27.559137	42.915980	55.72%	2,323
2008	51.750299	27.559137	-46.75%	2,464
2007	36.018604	51.750299	43.68%	2,584
2006	29.268051	36.018604	23.06%	4,223
2005	19.520708	29.268051	49.93%	4,918
2004	15.896223	19.520708	22.80%	6,721
2003	11.106735	15.896223	43.12%	7,222
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.649712	-3.50%	4,425
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.482265	16.508394	6.63%	3,690
2011	16.416634	15.482265	-5.69%	3,918
2010	13.100218	16.416634	25.32%	2,632
2009*	10.000000	13.100218	31.00%	2,674

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.874545	11.557598	17.04%	1,765
2011	10.937267	9.874545	-9.72%	0
2010	8.744818	10.937267	25.07%	0
2009	6.204371	8.744818	40.95%	0
2008*	10.000000	6.204371	-37.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.161069	1.61%	1,295
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.161086	15.024082	6.09%	6,990
2011	12.826176	14.161086	10.41%	6,655
2010	12.349734	12.826176	3.86%	4,663
2009	11.341243	12.349734	8.89%	3,778
2008	11.664298	11.341243	-2.77%	3,642
2007	10.782991	11.664298	8.17%	3,992
2006	10.743070	10.782991	0.37%	3,514
2005	10.705893	10.743070	0.35%	2,979
2004	10.240855	10.705893	4.54%	2,809
2003*	10.000000	10.240855	2.41%	2,238
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.476424	15.277461	13.36%	11,567
2011	13.228101	13.476424	1.88%	11,398
2010	11.729347	13.228101	12.78%	11,653
2009	10.052611	11.729347	16.68%	11,884
2008	15.554749	10.052611	-35.37%	12,575
2007	15.755326	15.554749	-1.27%	11,924
2006	13.618988	15.755326	15.69%	12,171
2005	13.173845	13.618988	3.38%	9,846
2004	11.800602	13.173845	11.64%	8,375
2003	9.233496	11.800602	27.80%	6,834
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	12.618120	15.104464	19.70%	0
2011	14.519615	12.618120	-13.10%	0
2010	12.971540	14.519615	11.93%	0
2009	9.815043	12.971540	32.16%	0
2008	18.004862	9.815043	-45.49%	476
2007	15.437238	18.004862	16.63%	527
2006	12.496772	15.437238	23.53%	814
2005	11.167883	12.496772	11.90%	883
2004	9.835624	11.167883	13.55%	900
2003	7.995327	9.835624	23.02%	1,042

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.846752	13.615345	14.93%	6,063
2011	12.074087	11.846752	-1.88%	5,293
2010	10.247605	12.074087	17.82%	5,303
2009	7.981902	10.247605	28.39%	5,303
2008	10.679075	7.981902	-25.26%	5,673
2007	11.064576	10.679075	-3.48%	5,229
2006*	10.000000	11.064576	10.65%	54
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	19.893508	22.518979	13.20%	0
2011	19.932410	19.893508	-0.20%	0
2010	17.786839	19.932410	12.06%	0
2009	15.019486	17.786839	18.43%	13,651
2008	20.761269	15.019486	-27.66%	14,627
2007	22.153132	20.761269	-6.28%	20,563
2006	18.896571	22.153132	17.23%	18,623
2005	18.208834	18.896571	3.78%	15,392
2004	16.119499	18.208834	12.96%	12,703
2003	12.651422	16.119499	27.41%	9,816
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.472250	13.550365	8.64%	10,939
2011	13.100288	12.472250	-4.79%	6,263
2010	12.080182	13.100288	8.44%	5,689
2009*	10.000000	12.080182	20.80%	461
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.278847	17.471304	14.35%	9,187
2011	15.377498	15.278847	-0.64%	9,485
2010	12.369464	15.377498	24.32%	7,089
2009	10.013642	12.369464	23.53%	11,973
2008	14.670723	10.013642	-31.74%	14,674
2007	14.947780	14.670723	-1.85%	16,548
2006	13.223234	14.947780	13.04%	22,173
2005	12.480627	13.223234	5.95%	19,938
2004	10.364013	12.480627	20.42%	14,823
2003	7.613403	10.364013	36.13%	11,487
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.515259	12.739110	10.63%	1,763
2011	11.550728	11.515259	-0.31%	2,261
2010	10.182340	11.550728	13.44%	2,246
2009	7.705099	10.182340	32.15%	2,259
2008	11.892933	7.705099	-35.21%	2,472
2007	11.168633	11.892933	6.49%	2,476
2006	10.351504	11.168633	7.89%	3,123
2005	10.111287	10.351504	2.38%	4,445
2004	9.635655	10.111287	4.94%	4,352
2003	7.739942	9.635655	24.49%	6,304

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.242551	15.142300	14.35%	11,826
2011	13.156042	13.242551	0.66%	13,945
2010	11.595206	13.156042	13.46%	19,647
2009	9.289668	11.595206	24.82%	25,899
2008	14.958510	9.289668	-37.90%	30,737
2007	14.385200	14.958510	3.99%	30,917
2006	12.605780	14.385200	14.12%	31,127
2005	12.186711	12.605780	3.44%	29,593
2004	11.148445	12.186711	9.31%	27,120
2003	8.790442	11.148445	26.82%	26,161
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.703984	17.133379	9.10%	16,536
2011	14.580318	15.703984	7.71%	10,670
2010	12.797113	14.580318	13.93%	4,880
2009	10.568422	12.797113	21.09%	4,796
2008	15.183971	10.568422	-30.40%	4,817
2007	14.346155	15.183971	5.84%	4,521
2006	12.465876	14.346155	15.08%	4,756
2005	12.087664	12.465876	3.13%	4,082
2004	11.646776	12.087664	3.79%	3,461
2003	9.728623	11.646776	19.72%	2,716
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.500735	17.887155	8.40%	6,854
2011	16.329532	16.500735	1.05%	9,941
2010	15.232405	16.329532	7.20%	13,126
2009	12.801405	15.232405	18.99%	15,765
2008	13.975403	12.801405	-8.40%	16,508
2007	13.423384	13.975403	4.11%	18,135
2006	13.044103	13.423384	2.91%	21,823
2005	13.033001	13.044103	0.09%	19,223
2004	12.730457	13.033001	2.38%	17,382
2003	12.313044	12.730457	3.39%	18,958
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.250785	12.414356	10.34%	805
2011	11.419590	11.250785	-1.48%	4,299
2010	10.252378	11.419590	11.38%	4,300
2009	8.358168	10.252378	22.66%	3,492
2008	11.291189	8.358168	-25.98%	0
2007	10.519576	11.291189	7.34%	0
2006*	10.000000	10.519576	5.20%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.724695	11.993074	11.83%	14,102
2011	10.978165	10.724695	-2.31%	907
2010	9.702572	10.978165	13.15%	909
2009	7.625956	9.702572	27.23%	720
2008	11.471058	7.625956	-33.52%	2,300
2007	10.539579	11.471058	8.84%	727
2006*	10.000000	10.539579	5.40%	675
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.153311	11.584251	14.09%	131
2011	10.561122	10.153311	-3.86%	7,268
2010	9.214958	10.561122	14.61%	13,181
2009	7.097840	9.214958	29.83%	15,116
2008	11.601646	7.097840	-38.82%	294
2007	10.559747	11.601646	9.87%	24
2006*	10.000000	10.559747	5.60%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	19.939225	22.912045	14.91%	0
2011	20.727482	19.939225	-3.80%	0
2010	17.914214	20.727482	15.70%	0
2009	13.365134	17.914214	34.04%	42,910
2008	23.573218	13.365134	-43.30%	39,148
2007	20.305885	23.573218	16.09%	47,461
2006	18.417343	20.305885	10.25%	41,576
2005	15.952706	18.417343	15.45%	32,383
2004	13.999044	15.952706	13.96%	21,735
2003	11.039054	13.999044	26.81%	16,302
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.777986	10.117745	3.47%	7,038
2011	10.439308	9.777986	-6.33%	6,724
2010	8.867305	10.439308	17.73%	7,194
2009	6.081720	8.867305	45.80%	5,267
2008	13.500848	6.081720	-54.95%	3,570
2007	9.383035	13.500848	43.89%	3,842
2006*	10.000000	9.383035	-6.17%	2,225
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.834974	17.175680	15.78%	28,888
2011	14.886926	14.834974	-0.35%	29,410
2010	13.092259	14.886926	13.71%	32,721
2009	10.190835	13.092259	28.47%	39,619
2008	18.002932	10.190835	-43.39%	39,255
2007	17.968073	18.002932	0.19%	48,032
2006	15.144659	17.968073	18.64%	41,700
2005	14.493567	15.144659	4.49%	38,503
2004	13.170455	14.493567	10.05%	31,733
2003	10.236736	13.170455	28.66%	23,344

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2012	9.915687	11.703104	18.03%	0
2011	9.821719	9.915687	0.96%	0
2010	8.039293	9.821719	22.17%	0
2009	5.583962	8.039293	43.97%	302
2008	12.576778	5.583962	-55.60%	303
2007	10.346265	12.576778	21.56%	512
2006	9.944414	10.346265	4.04%	512
2005	9.245533	9.944414	7.56%	513
2004	8.740750	9.245533	5.78%	514
2003	6.823011	8.740750	28.11%	515
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.855879	14.548704	13.17%	20,478
2011	12.993343	12.855879	-1.06%	30,709
2010	10.600829	12.993343	22.57%	26,809
2009	8.372807	10.600829	26.61%	35,083
2008	16.060924	8.372807	-47.87%	35,415
2007	12.813873	16.060924	25.34%	34,797
2006	12.151083	12.813873	5.45%	35,207
2005	11.638000	12.151083	4.41%	36,372
2004	11.407069	11.638000	2.02%	33,029
2003	8.695091	11.407069	31.19%	28,668
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	14.043042	15.843684	12.82%	2,357
2011	13.676299	14.043042	2.68%	2,358
2010	12.165048	13.676299	12.42%	2,937
2009	8.563916	12.165048	42.05%	2,986
2008	11.567096	8.563916	-25.96%	3,493
2007	11.405362	11.567096	1.42%	3,546
2006	10.382924	11.405362	9.85%	12,944
2005	10.250064	10.382924	1.30%	13,386
2004	9.477262	10.250064	8.15%	10,578
2003	7.554754	9.477262	25.45%	9,199
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.926319	13.444173	12.73%	7,119
2011	11.607104	11.926319	2.75%	5,011
2010	10.335924	11.607104	12.30%	7,829
2009	7.268321	10.335924	42.21%	6,942
2008	9.806038	7.268321	-25.88%	5,699
2007*	10.000000	9.806038	-1.94%	5,438

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.748136	14.366349	4.50%	34,809
2011	12.979067	13.748136	5.93%	14,628
2010	12.199820	12.979067	6.39%	18,615
2009	10.674834	12.199820	14.29%	26,016
2008	11.178437	10.674834	-4.51%	15,300
2007	10.857668	11.178437	2.95%	16,736
2006	10.536126	10.857668	3.05%	10,201
2005	10.446445	10.536126	0.86%	4,884
2004	10.135570	10.446445	3.07%	3,712
2003*	10.000000	10.135570	1.36%	927
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.436160	11.831501	13.37%	17,775
2011	11.830540	10.436160	-11.79%	14,019
2010	9.303679	11.830540	27.16%	17,059
2009	6.725459	9.303679	38.34%	13,760
2008	11.253265	6.725459	-40.24%	11,268
2007	9.863182	11.253265	14.09%	14,410
2006*	10.000000	9.863182	-1.37%	13,537
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.375401	14.738062	19.09%	45
2011	15.132512	12.375401	-18.22%	45
2010	13.555045	15.132512	11.64%	815
2009	10.850910	13.555045	24.92%	832
2008	19.565247	10.850910	-44.54%	832
2007	16.896770	19.565247	15.79%	858
2006	14.499246	16.896770	16.54%	858
2005	12.334722	14.499246	17.55%	927
2004	11.000744	12.334722	12.13%	1,030
2003	7.775040	11.000744	41.49%	1,031
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.306785	14.671980	19.22%	9,416
2011	15.062151	12.306785	-18.29%	9,081
2010	13.489945	15.062151	11.65%	9,630
2009	10.794322	13.489945	24.97%	13,735
2008	19.467718	10.794322	-44.55%	13,805
2007	16.809880	19.467718	15.81%	12,951
2006	14.424335	16.809880	16.54%	12,249
2005	12.275838	14.424335	17.50%	11,043
2004	10.947388	12.275838	12.13%	9,575
2003	7.734738	10.947388	41.54%	6,210

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.396840	16.822770	25.57%	1,098
2011	14.875465	13.396840	-9.94%	1,985
2010	11.906264	14.875465	24.94%	2,724
2009	7.656370	11.906264	55.51%	2,808
2008	15.872344	7.656370	-51.76%	2,915
2007	15.214228	15.872344	4.33%	2,100
2006	13.252038	15.214228	14.81%	1,736
2005	13.078442	13.252038	1.33%	1,352
2004	11.612918	13.078442	12.62%	930
2003	7.448995	11.612918	55.90%	390
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.958652	13.309689	11.30%	4,411
2011	11.821730	11.958652	1.16%	3,547
2010	10.619457	11.821730	11.32%	5,379
2009	7.926819	10.619457	33.97%	5,675
2008	11.405666	7.926819	-30.50%	5,192
2007	11.126930	11.405666	2.51%	3,292
2006*	10.000000	11.126930	11.27%	1,440
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.971622	11.663216	16.96%	10,762
2011	10.486815	9.971622	-4.91%	10,859
2010	8.277889	10.486815	26.68%	12,287
2009	6.487052	8.277889	27.61%	5,625
2008	9.802409	6.487052	-33.82%	3,946
2007	10.164026	9.802409	-3.56%	1,725
2006*	10.000000	10.164026	1.64%	803
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	9.003906	10.259562	13.95%	6,239
2011	9.255758	9.003906	-2.72%	6,671
2010	8.496860	9.255758	8.93%	2,613
2009	6.602655	8.496860	28.69%	141
2008*	10.000000	6.602655	-33.97%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.450052	11.682709	11.80%	82
2011	12.570352	10.450052	-16.87%	72
2010	10.826778	12.570352	16.10%	63
2009	6.347673	10.826778	70.56%	493
2008	13.575240	6.347673	-53.24%	625
2007	10.676971	13.575240	27.15%	825
2006*	10.000000	10.676971	6.77%	450

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
2012	13.830846	16.205606	17.17%	0
2011	15.631197	13.830846	-11.52%	0
2010	14.557993	15.631197	7.37%	0
2009	10.728574	14.557993	35.69%	0
2008	18.169582	10.728574	-40.95%	0
2007	15.883636	18.169582	14.39%	0
2006	13.209799	15.883636	20.24%	0
2005	12.101957	13.209799	9.15%	0
2004	10.304201	12.101957	17.45%	0
2003	7.868033	10.304201	30.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.350565	10.928990	16.88%	1,256
2011	10.595408	9.350565	-11.75%	367
2010	9.892389	10.595408	7.11%	734
2009	7.297905	9.892389	35.55%	1,207
2008	12.392141	7.297905	-41.11%	1,740
2007	10.865204	12.392141	14.05%	819
2006*	10.000000	10.865204	8.65%	3,430
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.628002	17.765474	13.68%	18,127
2011	15.949762	15.628002	-2.02%	13,563
2010	14.113920	15.949762	13.01%	13,393
2009	12.036200	14.113920	17.26%	13,022
2008	11.470459	12.036200	4.93%	8,578
2007	10.456863	11.470459	9.69%	9,661
2006*	10.000000	10.456863	4.57%	1,025
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.229842	2.30%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
2012	8.557335	9.855346	15.17%	0
2011	10.287045	8.557335	-16.81%	0
2010	8.999893	10.287045	14.30%	0
2009	7.608140	8.999893	18.29%	0
2008	12.498196	7.608140	-39.13%	0
2007	11.618503	12.498196	7.57%	0
2006*	10.000000	11.618503	16.19%	0
Guggenheim SBL Fund - Series J (StylePlus Mid Cap Growth Strategy Series) - Q/NQ
2012	8.943015	10.230691	14.40%	0
2011	9.460736	8.943015	-5.47%	0
2010	7.711382	9.460736	22.69%	0
2009	5.421591	7.711382	42.23%	0
2008	9.140620	5.421591	-40.69%	0
2007	10.329601	9.140620	-11.51%	0
2006*	10.000000	10.329601	3.30%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
2012	11.196445	12.531548	11.92%	0
2011	11.258535	11.196445	-0.55%	0
2010	10.306644	11.258535	9.24%	0
2009	8.303672	10.306644	24.12%	0
2008	11.544721	8.303672	-28.07%	0
2007	11.020304	11.544721	4.76%	0
2006*	10.000000	11.020304	10.20%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
2012	10.082668	11.505781	14.11%	0
2011	10.668580	10.082668	-5.49%	0
2010	9.259588	10.668580	15.22%	0
2009	7.046167	9.259588	31.41%	0
2008	11.582675	7.046167	-39.17%	0
2007	11.403056	11.582675	1.58%	0
2006*	10.000000	11.403056	14.03%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
2012	14.199054	16.113915	13.49%	0
2011	14.376416	14.199054	-1.23%	0
2010	12.605713	14.376416	14.05%	0
2009	7.385647	12.605713	70.68%	0
2008	10.676057	7.385647	-30.82%	0
2007	10.586683	10.676057	0.84%	0
2006*	10.000000	10.586683	5.87%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
2012	12.497285	14.755610	18.07%	0
2011	13.259810	12.497285	-5.75%	0
2010	11.011026	13.259810	20.42%	0
2009	7.147164	11.011026	54.06%	0
2008	11.779101	7.147164	-39.32%	0
2007	10.814274	11.779101	8.92%	0
2006*	10.000000	10.814274	8.14%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
2012	11.577337	13.396173	15.71%	0
2011	12.667010	11.577337	-8.60%	0
2010	10.883613	12.667010	16.39%	0
2009	7.653752	10.883613	42.20%	0
2008	10.829314	7.653752	-29.32%	0
2007	10.761427	10.829314	0.63%	0
2006*	10.000000	10.761427	7.61%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series X (StylePlus Small Cap Growth Strategy Series) - Q/NQ
2012	9.370803	10.327864	10.21%	0
2011	9.673906	9.370803	-3.13%	0
2010	7.526143	9.673906	28.54%	0
2009	5.634475	7.526143	33.57%	0
2008	10.806233	5.634475	-47.86%	0
2007	10.357726	10.806233	4.33%	0
2006*	10.000000	10.357726	3.58%	0
Guggenheim SBL Fund - Series Y (StylePlus Large Cap Growth Strategy Series) - Q/NQ
2012	8.955603	9.795903	9.38%	0
2011	9.473569	8.955603	-5.47%	0
2010	8.220088	9.473569	15.25%	0
2009	6.242362	8.220088	31.68%	0
2008	10.040272	6.242362	-37.83%	0
2007	10.832470	10.040272	-7.31%	0
2006*	10.000000	10.832470	8.32%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.652441	-3.48%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2012	11.220743	13.402571	19.44%	0
2011	10.925222	11.220743	2.70%	0
2010	10.501983	10.925222	4.03%	0
2009	8.325488	10.501983	26.14%	0
2008	11.805376	8.325488	-29.48%	0
2007	10.683050	11.805376	10.51%	0
2006*	10.000000	10.683050	6.83%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2012	9.074937	11.487010	26.58%	0
2011	9.824406	9.074937	-7.63%	0
2010	8.461723	9.824406	16.10%	0
2009	6.511587	8.461723	29.95%	0
2008	11.906931	6.511587	-45.31%	0
2007	12.759106	11.906931	-6.68%	0
2006*	10.000000	12.759106	27.59%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2012	17.321355	19.771086	14.14%	0
2011	18.798634	17.321355	-7.86%	0
2010	16.858284	18.798634	11.51%	0
2009	12.616616	16.858284	33.62%	0
2008	21.419228	12.616616	-41.10%	0
2007	18.898897	21.419228	13.34%	0
2006	14.916325	18.898897	26.70%	0
2005	12.801831	14.916325	16.52%	0
2004	10.448966	12.801831	22.52%	0
2003	8.194331	10.448966	27.51%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.965432	-0.35%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.747086	-2.53%	338
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.495425	25.309292	17.74%	11,447
2011	23.445457	21.495425	-8.32%	6,326
2010	21.835756	23.445457	7.37%	5,376
2009	17.674192	21.835756	23.55%	1,049
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	20.175574	23.648612	17.21%	2,897
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.783008	17.707638	12.19%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.988590	10.999236	22.37%	13,637
2011	9.776182	8.988590	-8.06%	15,072
2010	9.292757	9.776182	5.20%	32,155
2009	6.441522	9.292757	44.26%	22,179
2008	11.707458	6.441522	-44.98%	20,968
2007	8.673028	11.707458	34.99%	14,631
2006	8.044709	8.673028	7.81%	15,514
2005	7.233815	8.044709	11.21%	15,779
2004	6.206483	7.233815	16.55%	14,551
2003	5.224689	6.206483	18.79%	13,997
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.545048	5.350251	17.72%	11,386
2011	5.036169	4.545048	-9.75%	119
2010	4.097605	5.036169	22.91%	417
2009	2.643381	4.097605	55.01%	462
2008	4.775364	2.643381	-44.65%	464
2007	3.971844	4.775364	20.23%	468
2006	3.728118	3.971844	6.54%	469
2005	3.382577	3.728118	10.22%	610
2004	3.404379	3.382577	-0.64%	656
2003	2.352398	3.404379	44.72%	1,138

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.653771	13.031196	11.82%	9,169
2011	17.432478	11.653771	-33.15%	696
2010	14.113259	17.432478	23.52%	1,423
2009	7.977040	14.113259	76.92%	1,458
2008	16.901767	7.977040	-52.80%	1,461
2007	13.363752	16.901767	26.47%	1,541
2006	9.224320	13.363752	44.88%	1,802
2005	7.075935	9.224320	30.36%	1,922
2004	6.034263	7.075935	17.26%	2,035
2003	4.539769	6.034263	32.92%	3,411
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.608992	17.374326	18.93%	3,677
2011	14.473302	14.608992	0.94%	1,010
2010	11.865912	14.473302	21.97%	1,013
2009	9.479322	11.865912	25.18%	1,430
2008	14.364858	9.479322	-34.01%	1,433
2007	14.192075	14.364858	1.22%	2,856
2006	12.293683	14.192075	15.44%	2,925
2005	11.393010	12.293683	7.91%	6,602
2004*	10.000000	11.393010	13.93%	1,184
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.234937	2.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.223967	11.705286	14.49%	4,010
2011	10.396378	10.223967	-1.66%	3,816
2010	9.461369	10.396378	9.88%	3,783
2009	7.820481	9.461369	20.98%	4,506
2008	11.769084	7.820481	-33.55%	5,086
2007	11.072036	11.769084	6.30%	2,553
2006*	10.000000	11.072036	10.72%	14
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.439213	11.956778	14.54%	5,185
2011	10.756923	10.439213	-2.95%	4,953
2010*	10.000000	10.756923	7.57%	213
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.815169	8.803810	12.65%	2,772
2011	7.964907	7.815169	-1.88%	3,372
2010	6.760382	7.964907	17.82%	4,933
2009	5.126544	6.760382	31.87%	4,911
2008	8.465669	5.126544	-39.44%	5,283
2007	7.168076	8.465669	18.10%	4,966
2006	6.833425	7.168076	4.90%	5,027
2005	6.494037	6.833425	5.23%	5,433
2004	6.077202	6.494037	6.86%	5,973
2003	4.633836	6.077202	31.15%	5,622

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.894150	15.739785	13.28%	21,961
2011	13.972200	13.894150	-0.56%	24,118
2010	12.463678	13.972200	12.10%	25,877
2009*	10.000000	12.463678	24.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.253438	11.722228	14.32%	33,909
2011	10.282176	10.253438	-0.28%	2,848
2010	9.290525	10.282176	10.67%	1,416
2009	7.619334	9.290525	21.93%	1,443
2008	10.981885	7.619334	-30.62%	1,472
2007	10.472825	10.981885	4.86%	1,688
2006*	10.000000	10.472825	4.73%	1,681
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.480144	11.905379	3.70%	1,976
2011	10.990144	11.480144	4.46%	2,131
2010	10.494946	10.990144	4.72%	2,869
2009	9.471637	10.494946	10.80%	3,599
2008	10.636755	9.471637	-10.95%	3,586
2007	10.454871	10.636755	1.74%	169
2006*	10.000000	10.454871	4.55%	130
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.156210	12.250255	20.62%	14,516
2011	11.334491	10.156210	-10.40%	6,502
2010	10.307303	11.334491	9.97%	6,628
2009	7.367390	10.307303	39.90%	9,009
2008	12.152287	7.367390	-39.37%	8,306
2007	10.755666	12.152287	12.98%	4,134
2006*	10.000000	10.755666	7.56%	2,140
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.446186	10.956614	15.99%	21,480
2011	10.030959	9.446186	-5.83%	9,472
2010	8.589921	10.030959	16.78%	10,054
2009	6.264678	8.589921	37.12%	10,326
2008	11.366340	6.264678	-44.88%	9,324
2007	10.281776	11.366340	10.55%	7,859
2006*	10.000000	10.281776	2.82%	5,742
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.211406	9.496885	15.65%	31,641
2011	8.500979	8.211406	-3.41%	1,750
2010	7.753245	8.500979	9.64%	12,111
2009	6.004590	7.753245	29.12%	3,098
2008	9.812784	6.004590	-38.81%	3,090
2007*	10.000000	9.812784	-1.87%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.843468	20.195022	13.18%	189
2011	17.395585	17.843468	2.57%	189
2010	15.559975	17.395585	11.80%	261
2009	10.787009	15.559975	44.25%	428
2008	15.161801	10.787009	-28.85%	428
2007	14.880516	15.161801	1.89%	966
2006	13.616913	14.880516	9.28%	967
2005	13.461410	13.616913	1.16%	1,146
2004	12.375393	13.461410	8.78%	1,163
2003	10.244088	12.375393	20.81%	1,516
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.692640	15.517654	13.33%	13,218
2011	13.350303	13.692640	2.56%	1,450
2010	11.940929	13.350303	11.80%	1,370
2009	8.273481	11.940929	44.33%	2,166
2008	11.646442	8.273481	-28.96%	2,550
2007	11.426670	11.646442	1.92%	2,215
2006	10.456788	11.426670	9.28%	548
2005*	10.000000	10.456788	4.57%	252
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.866032	13.887973	17.04%	10,877
2011	12.295754	11.866032	-3.49%	16,639
2010	10.749552	12.295754	14.38%	17,924
2009	8.463794	10.749552	27.01%	24,760
2008	13.596107	8.463794	-37.75%	25,448
2007	14.074146	13.596107	-3.40%	31,323
2006	12.289836	14.074146	14.52%	27,349
2005	11.931935	12.289836	3.00%	26,106
2004	10.278230	11.931935	16.09%	20,389
2003	7.914998	10.278230	29.86%	16,694
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.748625	8.952411	15.54%	7,505
2011	8.873553	7.748625	-12.68%	10,502
2010	7.768792	8.873553	14.22%	11,090
2009	5.140642	7.768792	51.12%	12,862
2008*	10.000000	5.140642	-48.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.302740	10.247697	10.16%	1,506
2011	9.724722	9.302740	-4.34%	1,531
2010	7.964638	9.724722	22.10%	1,563
2009	6.128718	7.964638	29.96%	2,191
2008*	10.000000	6.128718	-38.71%	2,113

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.530964	9.789829	14.76%	7,364
2011	9.222635	8.530964	-7.50%	8,609
2010	8.120150	9.222635	13.58%	8,877
2009	6.361474	8.120150	27.65%	987
2008*	10.000000	6.361474	-36.39%	403
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.975148	10.945235	9.73%	6,316
2011	10.233697	9.975148	-2.53%	0
2010	9.381701	10.233697	9.08%	0
2009	7.924860	9.381701	18.38%	0
2008*	10.000000	7.924860	-20.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.359029	10.507937	12.28%	0
2011	9.810720	9.359029	-4.60%	0
2010	8.835230	9.810720	11.04%	0
2009	7.202203	8.835230	22.67%	0
2008*	10.000000	7.202203	-27.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.714917	11.379856	6.21%	0
2011	10.693892	10.714917	0.20%	0
2010	10.134560	10.693892	5.52%	0
2009	9.075933	10.134560	11.66%	0
2008*	10.000000	9.075933	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.671916	10.737610	11.02%	80
2011	10.022954	9.671916	-3.50%	80
2010	9.108906	10.022954	10.03%	0
2009	7.560267	9.108906	20.48%	0
2008*	10.000000	7.560267	-24.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.018302	10.209409	13.21%	8,664
2011	9.574904	9.018302	-5.81%	1,406
2010	8.552690	9.574904	11.95%	1,408
2009	6.838895	8.552690	25.06%	28
2008*	10.000000	6.838895	-31.61%	28
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.249814	11.143623	8.72%	77
2011	10.402177	10.249814	-1.46%	78
2010	9.656186	10.402177	7.73%	0
2009	8.305104	9.656186	16.27%	0
2008*	10.000000	8.305104	-16.95%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.811888	12.574661	6.46%	13,376
2011	11.215326	11.811888	5.32%	149
2010	10.603308	11.215326	5.77%	154
2009	9.865476	10.603308	7.48%	344
2008*	10.000000	9.865476	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.681415	13.420672	5.83%	25
2011	12.103098	12.681415	4.78%	71
2010	11.330708	12.103098	6.82%	0
2009	9.849433	11.330708	15.04%	0
2008*	10.000000	9.849433	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	20.034657	23.201731	15.81%	0
2011	26.122563	20.034657	-23.31%	0
2010	22.758326	26.122563	14.78%	0
2009	14.104539	22.758326	61.35%	0
2008	33.799667	14.104539	-58.27%	0
2007	23.500696	33.799667	43.82%	0
2006	17.397252	23.500696	35.08%	0
2005	13.275190	17.397252	31.05%	0
2004	11.128016	13.275190	19.30%	0
2003	6.815122	11.128016	63.28%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	22.053362	25.543507	15.83%	3,677
2011	28.761189	22.053362	-23.32%	5,564
2010	25.048732	28.761189	14.82%	6,498
2009	15.507825	25.048732	61.52%	6,017
2008	37.222183	15.507825	-58.34%	5,774
2007	25.885813	37.222183	43.79%	5,701
2006	19.173227	25.885813	35.01%	3,969
2005	14.628417	19.173227	31.07%	2,006
2004	12.261030	14.628417	19.31%	1,193
2003	7.511024	12.261030	63.24%	136
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	17.034217	17.343752	1.82%	28,483
2011	16.074348	17.034217	5.97%	13,567
2010	15.527093	16.074348	3.52%	15,180
2009	15.304243	15.527093	1.46%	19,630
2008	14.380053	15.304243	6.43%	20,765
2007	13.583305	14.380053	5.87%	22,160
2006	13.303332	13.583305	2.10%	22,855
2005	13.038934	13.303332	2.03%	21,792
2004	12.780385	13.038934	2.02%	19,831
2003	12.681945	12.780385	0.78%	16,761

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.664936	12.181234	14.22%	320
2011	11.962338	10.664936	-10.85%	320
2010	10.687119	11.962338	11.93%	0
2009	8.338511	10.687119	28.17%	0
2008	15.645882	8.338511	-46.70%	0
2007	12.455693	15.645882	25.61%	0
2006	9.481057	12.455693	31.37%	0
2005	7.369528	9.481057	28.65%	0
2004	6.531881	7.369528	12.82%	0
2003	4.874649	6.531881	34.00%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.981577	19.390837	14.19%	3,494
2011	19.047309	16.981577	-10.85%	6,367
2010	17.019966	19.047309	11.91%	5,085
2009	13.284846	17.019966	28.12%	5,573
2008	24.919078	13.284846	-46.69%	5,160
2007	19.837629	24.919078	25.62%	2,306
2006	15.101683	19.837629	31.36%	1,734
2005	11.741561	15.101683	28.62%	380
2004	10.392529	11.741561	12.98%	216
2003	7.772433	10.392529	33.71%	1
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.671954	8.960091	16.79%	91
2011	8.909825	7.671954	-13.89%	72
2010	8.396757	8.909825	6.11%	76
2009	6.608175	8.396757	27.07%	70
2008	11.752968	6.608175	-43.77%	164
2007	10.875421	11.752968	8.07%	9
2006*	10.000000	10.875421	8.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.139880	15.046368	14.51%	42,424
2011	13.843384	13.139880	-5.08%	43,517
2010	12.223295	13.843384	13.25%	49,029
2009	9.725789	12.223295	25.68%	58,195
2008	15.586769	9.725789	-37.60%	62,390
2007	14.889933	15.586769	4.68%	44,367
2006	12.895102	14.889933	15.47%	27,808
2005	12.092189	12.895102	6.64%	14,156
2004	10.733522	12.092189	12.66%	4,836
2003	8.238400	10.733522	30.29%	3,480
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.487474	13.495265	8.07%	6,436
2011	12.527985	12.487474	-0.32%	2,892
2010	11.546847	12.527985	8.50%	0
2009*	10.000000	11.546847	15.47%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.116007	14.545637	10.90%	100
2011	13.400366	13.116007	-2.12%	0
2010	12.106579	13.400366	10.69%	7,948
2009*	10.000000	12.106579	21.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	13.001322	13.509738	3.91%	1,555
2011	12.784205	13.001322	1.70%	1,552
2010	12.219414	12.784205	4.62%	6,516
2009	11.337840	12.219414	7.78%	2,660
2008	12.211001	11.337840	-7.15%	2,655
2007	11.728967	12.211001	4.11%	47
2006	11.181789	11.728967	4.89%	47
2005	10.954966	11.181789	2.07%	44
2004	10.595099	10.954966	3.40%	44
2003	9.938018	10.595099	6.61%	42
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.405294	14.676003	9.48%	55,170
2011	13.573262	13.405294	-1.24%	23,007
2010	12.386263	13.573262	9.58%	27,545
2009	10.523064	12.386263	17.71%	41,333
2008	13.867663	10.523064	-24.12%	59,143
2007	13.285144	13.867663	4.38%	60,546
2006	12.075166	13.285144	10.02%	56,009
2005	11.601416	12.075166	4.08%	52,345
2004	10.720050	11.601416	8.22%	41,379
2003	9.037949	10.720050	18.61%	27,184
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.422684	15.086021	12.39%	37,513
2011	13.880562	13.422684	-3.30%	44,657
2010	12.451067	13.880562	11.48%	46,011
2009	10.131069	12.451067	22.90%	55,468
2008	14.945964	10.131069	-32.22%	62,669
2007	14.251945	14.945964	4.87%	54,560
2006	12.593401	14.251945	13.17%	42,996
2005	11.904051	12.593401	5.79%	28,878
2004	10.748772	11.904051	10.75%	12,249
2003	8.590418	10.748772	25.13%	4,592

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.471382	14.379415	6.74%	9,341
2011	13.359130	13.471382	0.84%	4,002
2010	12.460165	13.359130	7.21%	4,440
2009	11.008504	12.460165	13.19%	13,167
2008	13.115336	11.008504	-16.06%	12,549
2007	12.540694	13.115336	4.58%	13,535
2006	11.706575	12.540694	7.13%	15,968
2005	11.339678	11.706575	3.24%	15,294
2004	10.710627	11.339678	5.87%	14,613
2003	9.534557	10.710627	12.33%	914
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.452045	15.773594	17.26%	43,452
2011	13.926167	13.452045	-3.40%	48,412
2010	12.955200	13.926167	7.49%	58,226
2009*	10.000000	12.955200	29.55%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.922495	31.246287	16.06%	9,721
2011	27.960209	26.922495	-3.71%	8,407
2010	22.424067	27.960209	24.69%	9,393
2009	16.596330	22.424067	35.11%	12,081
2008	26.438587	16.596330	-37.23%	15,440
2007	24.880577	26.438587	6.26%	19,361
2006	22.915733	24.880577	8.57%	19,796
2005	20.689986	22.915733	10.76%	16,782
2004	18.094597	20.689986	14.34%	12,762
2003	13.601153	18.094597	33.04%	9,587
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.752046	11.610641	-1.20%	15,972
2011	11.894382	11.752046	-1.20%	17,350
2010	12.038832	11.894382	-1.20%	19,258
2009	12.179942	12.038832	-1.16%	23,104
2008	12.079795	12.179942	0.83%	42,941
2007	11.668105	12.079795	3.53%	36,988
2006	11.297619	11.668105	3.28%	22,588
2005	11.137309	11.297619	1.44%	20,270
2004	11.181852	11.137309	-0.40%	19,504
2003	11.247296	11.181852	-0.58%	15,932

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	17.250057	19.130243	10.90%	8,142
2011	16.541368	17.250057	4.28%	2,049
2010	15.139348	16.541368	9.26%	3,430
2009	12.319676	15.139348	22.89%	3,431
2008	15.076201	12.319676	-18.28%	3,713
2007	14.585737	15.076201	3.36%	5,936
2006	14.081135	14.585737	3.58%	5,870
2005	13.947624	14.081135	0.96%	5,405
2004	13.251194	13.947624	5.26%	5,360
2003	11.962673	13.251194	10.77%	5,117
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2012	13.608556	15.584973	14.52%	0
2011	15.189480	13.608556	-10.41%	0
2010	13.469612	15.189480	12.77%	0
2009*	10.000000	13.469612	34.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.285313	9.477320	14.39%	7,770
2011	9.252389	8.285313	-10.45%	7,207
2010	8.212008	9.252389	12.67%	8,369
2009	6.091001	8.212008	34.82%	11,722
2008*	10.000000	6.091001	-39.09%	2,277
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.231627	15.325578	15.83%	6,139
2011	15.964612	13.231627	-17.12%	6,512
2010	15.227625	15.964612	4.84%	6,369
2009	11.870601	15.227625	28.28%	7,484
2008	22.388260	11.870601	-46.98%	6,947
2007	22.016277	22.388260	1.69%	8,910
2006	18.153613	22.016277	21.28%	4,109
2005	16.397022	18.153613	10.71%	2,544
2004	13.800078	16.397022	18.82%	402
2003*	10.000000	13.800078	38.00%	12
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.862484	10.187900	14.96%	6,305
2011	9.238387	8.862484	-4.07%	12,666
2010	8.094976	9.238387	14.12%	13,497
2009	6.313352	8.094976	28.22%	10,347
2008*	10.000000	6.313352	-36.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.705248	11.296246	16.39%	0
2011	10.431033	9.705248	-6.96%	0
2010*	10.000000	10.431033	4.31%	172

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.193456	9.518933	16.18%	0
2011	8.830785	8.193456	-7.22%	0
2010	7.927560	8.830785	11.39%	0
2009	6.297572	7.927560	25.88%	0
2008*	10.000000	6.297572	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.275768	10.530030	13.52%	20,019
2011	9.802822	9.275768	-5.38%	21,779
2010	7.823609	9.802822	25.30%	25,536
2009	6.229179	7.823609	25.60%	36,245
2008*	10.000000	6.229179	-37.71%	651
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.857019	11.330294	14.95%	17,381
2011	10.213593	9.857019	-3.49%	17,215
2010	8.641112	10.213593	18.20%	17,757
2009	6.703532	8.641112	28.90%	19,036
2008*	10.000000	6.703532	-32.96%	1,508
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.922999	15.603980	12.07%	5,160
2011	14.183713	13.922999	-1.84%	5,033
2010	11.443667	14.183713	23.94%	6,129
2009	9.087220	11.443667	25.93%	6,524
2008	17.166371	9.087220	-47.06%	6,668
2007	15.832320	17.166371	8.43%	6,029
2006	15.526190	15.832320	1.97%	5,512
2005	14.537994	15.526190	6.80%	4,869
2004	12.973972	14.537994	12.06%	4,057
2003	9.780139	12.973972	32.66%	3,918
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.457117	36.242979	19.00%	5,532
2011	32.472819	30.457117	-6.21%	5,206
2010	25.960286	32.472819	25.09%	5,348
2009	20.818097	25.960286	24.70%	5,726
2008	31.056789	20.818097	-32.97%	6,153
2007	33.763890	31.056789	-8.02%	7,011
2006	29.134444	33.763890	15.89%	6,352
2005	28.608182	29.134444	1.84%	5,641
2004	24.685368	28.608182	15.89%	4,292
2003	15.928613	24.685368	54.98%	3,246

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.410500	30.137923	14.11%	6,687
2011	28.304046	26.410500	-6.69%	6,154
2010	22.859607	28.304046	23.82%	7,444
2009	17.176615	22.859607	33.09%	8,711
2008	28.126986	17.176615	-38.93%	9,021
2007	27.876127	28.126986	0.90%	13,503
2006	25.182239	27.876127	10.70%	11,122
2005	22.692159	25.182239	10.97%	8,676
2004	19.296948	22.692159	17.59%	5,055
2003	13.850506	19.296948	39.32%	2,750
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	12.124275	13.681120	12.84%	28,329
2011	12.206686	12.124275	-0.68%	30,285
2010	10.890161	12.206686	12.09%	31,237
2009	8.741250	10.890161	24.58%	33,046
2008	15.138387	8.741250	-42.26%	33,053
2007	14.164409	15.138387	6.88%	29,844
2006	12.616582	14.164409	12.27%	30,885
2005	11.884933	12.616582	6.16%	31,012
2004	10.960481	11.884933	8.43%	28,853
2003	8.699902	10.960481	25.98%	25,169
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.799163	11.209667	14.39%	23,377
2011	9.312555	9.799163	5.23%	24,283
2010	7.240299	9.312555	28.62%	26,948
2009	5.601154	7.240299	29.26%	38,192
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.571451	10.812296	2.28%	3,433
2011	10.562393	10.571451	0.09%	3,757
2010	10.438093	10.562393	1.19%	3,758
2009	9.863610	10.438093	5.82%	3,759
2008*	10.000000	9.863610	-1.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.754706	13.885408	18.13%	621
2011	13.585442	11.754706	-13.48%	646
2010	12.929827	13.585442	5.07%	664
2009*	10.000000	12.929827	29.30%	1,853

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.518068	10.870093	3.35%	1,361
2011	10.614801	10.518068	-0.91%	2,786
2010	10.204416	10.614801	4.02%	2,809
2009	9.113768	10.204416	11.97%	2,981
2008	10.655363	9.113768	-14.47%	3,396
2007	10.294293	10.655363	3.51%	1,351
2006	9.998849	10.294293	2.95%	1,107
2005	9.975981	9.998849	0.23%	923
2004	10.019076	9.975981	-0.43%	630
2003*	10.000000	10.019076	0.19%	25
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.103255	8.712004	7.51%	0
2011	8.289379	8.103255	-2.25%	0
2010	7.014399	8.289379	18.18%	0
2009	5.783597	7.014399	21.28%	0
2008	9.671730	5.783597	-40.20%	0
2007	9.739699	9.671730	-0.70%	0
2006*	10.000000	9.739699	-2.60%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.858771	14.098972	9.64%	52
2011	13.428283	12.858771	-4.24%	51
2010	11.062852	13.428283	21.38%	53
2009	8.519760	11.062852	29.85%	388
2008	14.240089	8.519760	-40.17%	381
2007	13.394228	14.240089	6.32%	1,313
2006	11.922729	13.394228	12.34%	1,241
2005	11.292761	11.922729	5.58%	466
2004*	10.000000	11.292761	12.93%	363
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	15.212528	17.151563	12.75%	0
2011	15.575910	15.212528	-2.33%	0
2010	14.408162	15.575910	8.10%	0
2009	10.090864	14.408162	42.78%	15,307
2008	18.747026	10.090864	-46.17%	15,524
2007	16.623801	18.747026	12.77%	20,996
2006	15.586311	16.623801	6.66%	20,189
2005	15.009784	15.586311	3.84%	19,680
2004	14.206657	15.009784	5.65%	15,875
2003	10.981083	14.206657	29.37%	12,482

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.426823	16.597563	15.05%	3,774
2011	14.443430	14.426823	-0.11%	6,147
2010	11.468790	14.443430	25.94%	6,377
2009	8.753721	11.468790	31.02%	8,087
2008	17.395944	8.753721	-49.68%	8,427
2007	16.559762	17.395944	5.05%	7,391
2006	16.279198	16.559762	1.72%	9,333
2005	14.668150	16.279198	10.98%	8,574
2004	12.394931	14.668150	18.34%	7,051
2003	9.989064	12.394931	24.09%	5,727
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.597459	23.471568	19.77%	13,323
2011	21.622970	19.597459	-9.37%	13,546
2010	18.870882	21.622970	14.58%	14,638
2009	13.672499	18.870882	38.02%	19,982
2008	23.139603	13.672499	-40.91%	22,089
2007	22.026248	23.139603	5.05%	36,947
2006	18.942389	22.026248	16.28%	31,190
2005	16.767687	18.942389	12.97%	25,893
2004	14.238187	16.767687	17.77%	16,358
2003*	10.000000	14.238187	42.38%	7,667
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.376095	14.827379	19.81%	1,551
2011	13.658449	12.376095	-9.39%	1,555
2010	11.921033	13.658449	14.57%	1,558
2009	8.632507	11.921033	38.09%	3,168
2008	14.608429	8.632507	-40.91%	3,223
2007	13.907967	14.608429	5.04%	3,450
2006	11.960386	13.907967	16.28%	3,780
2005	10.590024	11.960386	12.94%	3,910
2004	8.994884	10.590024	17.73%	4,355
2003	6.365520	8.994884	41.31%	5,662
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.157406	1.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.608873	15.713605	15.47%	17,214
2011	13.775808	13.608873	-1.21%	11,258
2010	12.008692	13.775808	14.72%	12,048
2009	9.474608	12.008692	26.75%	13,435
2008	15.585693	9.474608	-39.21%	14,438
2007	15.107682	15.585693	3.16%	16,675
2006	13.293323	15.107682	13.65%	15,669
2005	12.695602	13.293323	4.71%	13,359
2004	11.739303	12.695602	8.15%	11,474
2003	9.376475	11.739303	25.20%	9,369

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.586203	11.174456	16.57%	4,580
2011	9.921909	9.586203	-3.38%	270
2010	8.137614	9.921909	21.93%	270
2009	6.003438	8.137614	35.55%	1,233
2008	9.773861	6.003438	-38.58%	2,325
2007	10.014381	9.773861	-2.40%	1,763
2006*	10.000000	10.014381	0.14%	1,198
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.631670	6.32%	3,791
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.591802	13.091230	3.97%	2,237
2011	11.754996	12.591802	7.12%	82
2010	10.878232	11.754996	8.06%	82
2009*	10.000000	10.878232	8.78%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.364804	11.873704	4.48%	9,010
2011	11.387689	11.364804	-0.20%	10,320
2010	10.957755	11.387689	3.92%	3,387
2009*	10.000000	10.957755	9.58%	350
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2012	14.028147	15.072708	7.45%	0
2011	12.714444	14.028147	10.33%	0
2010	11.903332	12.714444	6.81%	0
2009	10.180199	11.903332	16.93%	0
2008	11.082321	10.180199	-8.14%	0
2007	10.138350	11.082321	9.31%	0
2006*	10.000000	10.138350	1.38%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	14.223681	15.401644	8.28%	0
2011	13.895086	14.223681	2.36%	0
2010	13.008435	13.895086	6.82%	0
2009	11.546625	13.008435	12.66%	0
2008	11.157043	11.546625	3.49%	0
2007	10.385312	11.157043	7.43%	0
2006*	10.000000	10.385312	3.85%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.010745	10.829940	8.18%	59,910
2011*	10.000000	10.010745	0.11%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2012	11.037460	11.733983	6.31%	0
2011	12.709282	11.037460	-13.15%	0
2010	9.897973	12.709282	28.40%	0
2009	6.338874	9.897973	56.15%	0
2008	11.309817	6.338874	-43.95%	0
2007	11.009999	11.309817	2.72%	0
2006*	10.000000	11.009999	10.10%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.508013	14.894138	29.42%	3,731
2011	10.551642	11.508013	9.06%	3
2010*	10.000000	10.551642	5.52%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.525043	12.461315	8.12%	923
2011	11.041085	11.525043	4.38%	915
2010	10.429972	11.041085	5.86%	906
2009	9.628030	10.429972	8.33%	2,132
2008	10.852448	9.628030	-11.28%	2,988
2007	10.416914	10.852448	4.18%	1,726
2006*	10.000000	10.416914	4.17%	1,257
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	40.951512	47.725912	16.54%	216
2011	38.724157	40.951512	5.75%	260
2010	35.714045	38.724157	8.43%	260
2009	27.761196	35.714045	28.65%	421
2008	33.047924	27.761196	-16.00%	421
2007	31.400371	33.047924	5.25%	421
2006	28.681058	31.400371	9.48%	422
2005	25.860301	28.681058	10.91%	422
2004	23.781464	25.860301	8.74%	522
2003	18.824701	23.781464	26.33%	1,029
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2012	12.981000	14.600425	12.48%	0
2011	13.640138	12.981000	-4.83%	0
2010	13.063269	13.640138	4.42%	0
2009	9.976561	13.063269	30.94%	0
2008	18.235716	9.976561	-45.29%	0
2007	16.108182	18.235716	13.21%	0
2006	13.028664	16.108182	23.64%	0
2005	11.872350	13.028664	9.74%	0
2004	10.236551	11.872350	15.98%	0
2003	8.131339	10.236551	25.89%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.941803	51.224224	28.25%	194
2011	54.437435	39.941803	-26.63%	156
2010	43.438941	54.437435	25.32%	156
2009	20.624175	43.438941	110.62%	156
2008	59.271173	20.624175	-65.20%	156
2007	43.595964	59.271173	35.96%	156
2006	31.631833	43.595964	37.82%	156
2005	24.254218	31.631833	30.42%	156
2004	19.499977	24.254218	24.38%	156
2003	12.800242	19.499977	52.34%	424
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	47.994516	49.022812	2.14%	605
2011	58.141223	47.994516	-17.45%	0
2010	45.534579	58.141223	27.69%	0
2009	29.255507	45.534579	55.64%	0
2008	54.963626	29.255507	-46.77%	0
2007	38.274579	54.963626	43.60%	8
2006	31.116907	38.274579	23.00%	8
2005	20.764275	31.116907	49.86%	8
2004	16.917457	20.764275	22.74%	8
2003	11.826254	16.917457	43.05%	8
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.646448	-3.54%	122
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.461387	16.477775	6.57%	850
2011	16.402783	15.461387	-5.74%	850
2010	13.095791	16.402783	25.25%	784
2009*	10.000000	13.095791	30.96%	784

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.088886	17.651726	16.98%	281
2011	16.721219	15.088886	-9.76%	281
2010	13.376095	16.721219	25.01%	281
2009	9.495046	13.376095	40.87%	0
2008	14.965038	9.495046	-36.55%	226
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.157647	1.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.099100	14.950729	6.04%	3,503
2011	12.776476	14.099100	10.35%	3,564
2010	12.308103	12.776476	3.81%	3,234
2009	11.308735	12.308103	8.84%	6,785
2008	11.636753	11.308735	-2.82%	7,227
2007	10.763004	11.636753	8.12%	0
2006	10.728572	10.763004	0.32%	4,713
2005	10.696844	10.728572	0.30%	4,710
2004	10.237378	10.696844	4.49%	3,653
2003*	10.000000	10.237378	2.37%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.385756	15.166971	13.31%	727
2011	13.145746	13.385756	1.83%	1,127
2010	11.662225	13.145746	12.72%	1,126
2009	10.000143	11.662225	16.62%	2,986
2008	15.481418	10.000143	-35.41%	3,336
2007	15.689047	15.481418	-1.32%	0
2006	13.568544	15.689047	15.63%	4,574
2005	13.131678	13.568544	3.33%	3,652
2004	11.768787	13.131678	11.58%	1,478
2003	9.213262	11.768787	27.74%	1,535
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	12.533235	14.995239	19.64%	0
2011	14.429237	12.533235	-13.14%	0
2010	12.897322	14.429237	11.88%	0
2009	9.763830	12.897322	32.09%	0
2008	17.920014	9.763830	-45.51%	64
2007	15.372314	17.920014	16.57%	0
2006	12.450501	15.372314	23.47%	64
2005	11.132159	12.450501	11.84%	205
2004	9.809129	11.132159	13.49%	206
2003	7.977821	9.809129	22.95%	255

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.812813	13.569443	14.87%	731
2011	12.045576	11.812813	-1.93%	1,185
2010	10.228588	12.045576	17.76%	1,287
2009	7.971125	10.228588	28.32%	1,644
2008	10.670055	7.971125	-25.29%	1,898
2007	11.060864	10.670055	-3.53%	0
2006*	10.000000	11.060864	10.61%	1,117
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	19.759744	22.356209	13.14%	0
2011	19.808392	19.759744	-0.25%	0
2010	17.685118	19.808392	12.01%	0
2009	14.941148	17.685118	18.37%	5,363
2008	20.663458	14.941148	-27.69%	5,947
2007	22.059989	20.663458	-6.33%	7,366
2006	18.826617	22.059989	17.17%	7,100
2005	18.150582	18.826617	3.72%	6,765
2004	16.076066	18.150582	12.90%	4,461
2003	12.623723	16.076066	27.35%	2,488
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.455436	13.525237	8.59%	947
2011	13.089237	12.455436	-4.84%	254
2010	12.076097	13.089237	8.39%	59
2009*	10.000000	12.076097	20.76%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.204228	17.377168	14.29%	5,004
2011	15.310131	15.204228	-0.69%	4,954
2010	12.321501	15.310131	24.26%	4,719
2009	9.979863	12.321501	23.46%	5,719
2008	14.628661	9.979863	-31.78%	4,290
2007	14.912520	14.628661	-1.90%	0
2006	13.198697	14.912520	12.98%	2,807
2005	12.463747	13.198697	5.90%	1,673
2004	10.355238	12.463747	20.36%	130
2003	7.610820	10.355238	36.06%	71
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.437824	12.647026	10.57%	1,370
2011	11.478851	11.437824	-0.36%	1,388
2010	10.124093	11.478851	13.38%	3,067
2009	7.664898	10.124093	32.08%	3,794
2008	11.836884	7.664898	-35.25%	3,998
2007	11.121665	11.836884	6.43%	0
2006	10.313177	11.121665	7.84%	4,998
2005	10.078937	10.313177	2.32%	4,046
2004	9.609681	10.078937	4.88%	3,461
2003	7.722981	9.609681	24.43%	3,169

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.153502	15.032842	14.29%	40,631
2011	13.074179	13.153502	0.61%	47,534
2010	11.528882	13.074179	13.40%	53,458
2009	9.241214	11.528882	24.76%	50,843
2008	14.888051	9.241214	-37.93%	48,183
2007	14.324729	14.888051	3.93%	187
2006	12.559128	14.324729	14.06%	34,529
2005	12.147726	12.559128	3.39%	34,055
2004	11.118412	12.147726	9.26%	27,379
2003	8.771190	11.118412	26.76%	19,565
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.598402	17.009549	9.05%	1,547
2011	14.489599	15.598402	7.65%	1,423
2010	12.723920	14.489599	13.88%	1,339
2009	10.513296	12.723920	21.03%	2,111
2008	15.112442	10.513296	-30.43%	1,793
2007	14.285838	15.112442	5.79%	9,309
2006	12.419725	14.285838	15.03%	1,446
2005	12.049000	12.419725	3.08%	2,444
2004	11.615394	12.049000	3.73%	1,929
2003	9.707308	11.615394	19.66%	832
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.395358	17.763915	8.35%	5,676
2011	16.233427	16.395358	1.00%	5,444
2010	15.150425	16.233427	7.15%	6,178
2009	12.738951	15.150425	18.93%	6,114
2008	13.914256	12.738951	-8.45%	6,666
2007	13.371467	13.914256	4.06%	17,658
2006	13.000205	13.371467	2.86%	9,396
2005	12.995693	13.000205	0.03%	7,274
2004	12.700446	12.995693	2.32%	5,854
2003	12.290233	12.700446	3.34%	4,933
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.218584	12.372536	10.29%	0
2011	11.392659	11.218584	-1.53%	0
2010	10.233376	11.392659	11.33%	0
2009	8.346893	10.233376	22.60%	0
2008	11.281660	8.346893	-26.01%	802
2007	10.516049	11.281660	7.28%	10,873
2006*	10.000000	10.516049	5.16%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.693965	11.952644	11.77%	1,391
2011	10.952229	10.693965	-2.36%	1,236
2010	9.684552	10.952229	13.09%	1,747
2009	7.615645	9.684552	27.17%	3,386
2008	11.461372	7.615645	-33.55%	5,749
2007	10.536046	11.461372	8.78%	2,861
2006*	10.000000	10.536046	5.36%	4,027
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.124218	11.545204	14.04%	9,409
2011	10.536181	10.124218	-3.91%	6,142
2010	9.197845	10.536181	14.55%	5,822
2009	7.088246	9.197845	29.76%	4,814
2008	11.591849	7.088246	-38.85%	4,184
2007	10.556199	11.591849	9.81%	0
2006*	10.000000	10.556199	5.56%	110
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	19.805183	22.746475	14.85%	0
2011	20.598557	19.805183	-3.85%	0
2010	17.811784	20.598557	15.65%	0
2009	13.295440	17.811784	33.97%	41,761
2008	23.462203	13.295440	-43.33%	43,212
2007	20.220546	23.462203	16.03%	37,428
2006	18.349198	20.220546	10.20%	22,830
2005	15.901687	18.349198	15.39%	9,484
2004	13.961332	15.901687	13.90%	5,885
2003	11.014882	13.961332	26.75%	4,658
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
2012	9.749927	10.083588	3.42%	0
2011	10.414615	9.749927	-6.38%	0
2010	8.850802	10.414615	17.67%	0
2009	6.073480	8.850802	45.73%	0
2008	13.489422	6.073480	-54.98%	0
2007	9.379869	13.489422	43.81%	0
2006*	10.000000	9.379869	-6.20%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
2012	16.043285	16.592312	3.42%	1,140
2011	17.137015	16.043285	-6.38%	3,201

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.735197	17.051501	15.72%	3,440
2011	14.794276	14.735197	-0.40%	4,947
2010	13.017361	14.794276	13.65%	5,030
2009	10.137667	13.017361	28.41%	6,632
2008	17.918117	10.137667	-43.42%	7,376
2007	17.892525	17.918117	0.14%	0
2006	15.088589	17.892525	18.58%	7,147
2005	14.447194	15.088589	4.44%	5,841
2004	13.134952	14.447194	9.99%	5,586
2003	10.214304	13.134952	28.59%	2,858
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2012	9.848970	11.618475	17.97%	0
2011	9.760574	9.848970	0.91%	0
2010	7.993274	9.760574	22.11%	0
2009	5.554807	7.993274	43.90%	452
2008	12.517484	5.554807	-55.62%	457
2007	10.302731	12.517484	21.50%	0
2006	9.907573	10.302731	3.99%	451
2005	9.215932	9.907573	7.50%	776
2004	8.717183	9.215932	5.72%	779
2003	6.808058	8.717183	28.04%	851
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.769356	14.443460	13.11%	3,675
2011	12.912423	12.769356	-1.11%	4,987
2010	10.540147	12.912423	22.51%	4,854
2009	8.329103	10.540147	26.55%	5,094
2008	15.985215	8.329103	-47.89%	6,181
2007	12.759957	15.985215	25.28%	0
2006	12.106070	12.759957	5.40%	7,146
2005	11.600743	12.106070	4.36%	7,019
2004	11.376316	11.600743	1.97%	5,866
2003	8.676036	11.376316	31.12%	3,262
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.948535	15.729084	12.77%	1,638
2011	13.591116	13.948535	2.63%	1,877
2010	12.095392	13.591116	12.37%	1,918
2009	8.519187	12.095392	41.98%	5,140
2008	11.512518	8.519187	-26.00%	5,141
2007	11.357330	11.512518	1.37%	0
2006	10.344409	11.357330	9.79%	7,688
2005	10.217205	10.344409	1.24%	7,046
2004	9.451656	10.217205	8.10%	5,303
2003	7.538157	9.451656	25.38%	2,049

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.898203	13.405668	12.67%	1,485
2011	11.585583	11.898203	2.70%	1,391
2010	10.321979	11.585583	12.24%	1,186
2009	7.262190	10.321979	42.13%	975
2008	9.802731	7.262190	-25.92%	741
2007*	10.000000	9.802731	-1.97%	509
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.687953	14.296186	4.44%	3,136
2011	12.928768	13.687953	5.87%	5,863
2010	12.158698	12.928768	6.33%	5,636
2009	10.644234	12.158698	14.23%	9,770
2008	11.152038	10.644234	-4.55%	10,668
2007	10.837555	11.152038	2.90%	0
2006	10.521925	10.837555	3.00%	7,408
2005	10.437626	10.521925	0.81%	7,586
2004	10.132142	10.437626	3.01%	2,930
2003*	10.000000	10.132142	1.32%	329
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.406269	11.791629	13.31%	6,538
2011	11.802633	10.406269	-11.83%	7,160
2010	9.286425	11.802633	27.10%	7,485
2009	6.716375	9.286425	38.27%	6,830
2008	11.243766	6.716375	-40.27%	7,272
2007	9.859873	11.243766	14.04%	0
2006*	10.000000	9.859873	-1.40%	4,536
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.292184	14.631535	19.03%	20
2011	15.038362	12.292184	-18.26%	21
2010	13.477523	15.038362	11.58%	21
2009	10.794322	13.477523	24.86%	154
2008	19.473097	10.794322	-44.57%	155
2007	16.825747	19.473097	15.73%	315
2006	14.445584	16.825747	16.48%	315
2005	12.295261	14.445584	17.49%	316
2004	10.971102	12.295261	12.07%	316
2003	7.757996	10.971102	41.42%	317

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.246683	14.592931	19.16%	4,832
2011	14.996170	12.246683	-18.33%	6,913
2010	13.437646	14.996170	11.60%	6,449
2009	10.757924	13.437646	24.91%	7,071
2008	19.411921	10.757924	-44.58%	7,215
2007	16.770243	19.411921	15.75%	6,231
2006	14.397587	16.770243	16.48%	4,565
2005	12.259263	14.397587	17.44%	1,834
2004	10.938143	12.259263	12.08%	602
2003	7.732121	10.938143	41.46%	266
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.331454	16.732169	25.51%	160
2011	14.810348	13.331454	-9.99%	881
2010	11.860125	14.810348	24.88%	855
2009	7.630562	11.860125	55.43%	1,157
2008	15.826899	7.630562	-51.79%	1,144
2007	15.178387	15.826899	4.27%	0
2006	13.227488	15.178387	14.75%	3,688
2005	13.060805	13.227488	1.28%	781
2004	11.603120	13.060805	12.56%	199
2003	7.446470	11.603120	55.82%	45
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.924398	13.264831	11.24%	674
2011	11.793823	11.924398	1.11%	1,422
2010	10.599753	11.793823	11.27%	1,116
2009	7.916115	10.599753	33.90%	950
2008	11.396036	7.916115	-30.54%	977
2007	11.123200	11.396036	2.45%	0
2006*	10.000000	11.123200	11.23%	114
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	15.847002	18.525896	16.90%	580
2011	16.674194	15.847002	-4.96%	794
2010	13.168615	16.674194	26.62%	817
2009	10.324935	13.168615	27.54%	1,480
2008	15.609664	10.324935	-33.86%	585
2007	16.193756	15.609664	-3.61%	0
2006	14.017788	16.193756	15.52%	127
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.987230	10.235367	13.89%	1,037
2011	9.243283	8.987230	-2.77%	731
2010	8.489692	9.243283	8.88%	486
2009	6.600419	8.489692	28.62%	34
2008*	10.000000	6.600419	-34.00%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - NQ
2012	10.420130	11.643364	11.74%	0
2011	12.540702	10.420130	-16.91%	0
2010	10.806703	12.540702	16.05%	0
2009	6.339102	10.806703	70.48%	0
2008	13.563790	6.339102	-53.26%	0
2007	10.673390	13.563790	27.08%	0
2006*	10.000000	10.673390	6.73%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q
2012	15.690589	17.532521	11.74%	269
2011	18.883736	15.690589	-16.91%	282
2010	16.272686	18.883736	16.05%	84
2009	9.545392	16.272686	70.48%	215
2008	20.424312	9.545392	-53.26%	396
2007	16.071961	20.424312	27.08%	94
2006	12.698125	16.071961	26.57%	18
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
2012	13.763312	16.118294	17.11%	0
2011	15.562745	13.763312	-11.56%	0
2010	14.501577	15.562745	7.32%	0
2009	10.692415	14.501577	35.62%	0
2008	18.117537	10.692415	-40.98%	0
2007	15.846198	18.117537	14.33%	0
2006	13.185313	15.846198	20.18%	0
2005	12.085622	13.185313	9.10%	0
2004	10.295503	12.085622	17.39%	0
2003	7.865374	10.295503	30.90%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ
2012	9.323781	10.892167	16.82%	0
2011	10.570404	9.323781	-11.79%	0
2010	9.874029	10.570404	7.05%	0
2009	7.288044	9.874029	35.48%	0
2008	12.381680	7.288044	-41.14%	0
2007	10.861562	12.381680	14.00%	0
2006*	10.000000	10.861562	8.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q
2012	12.739584	14.882540	16.82%	314
2011	14.442913	12.739584	-11.79%	445
2010	13.491423	14.442913	7.05%	350
2009	9.958058	13.491423	35.48%	229
2008	16.917785	9.958058	-41.14%	1,994
2007	14.840751	16.917785	14.00%	0
2006	12.372710	14.840751	19.95%	30

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - NQ
2012	15.583275	17.705642	13.62%	0
2011	15.912142	15.583275	-2.07%	0
2010	14.087751	15.912142	12.95%	0
2009	12.019967	14.087751	17.20%	0
2008	11.460777	12.019967	4.88%	0
2007	10.453347	11.460777	9.64%	0
2006	9.799086	10.453347	4.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q
2012	16.278530	18.495596	13.62%	2,618
2011	16.622077	16.278530	-2.07%	3,116
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.226390	2.26%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
2012	8.533280	9.822651	15.11%	0
2011	10.263320	8.533280	-16.86%	0
2010	8.983675	10.263320	14.24%	0
2009	7.598272	8.983675	18.23%	0
2008	12.488321	7.598272	-39.16%	0
2007	11.615234	12.488321	7.52%	0
2006*	10.000000	11.615234	16.15%	0
Guggenheim SBL Fund - Series J (StylePlus Mid Cap Growth Strategy Series) - Q/NQ
2012	8.917877	10.196757	14.34%	0
2011	9.438912	8.917877	-5.52%	0
2010	7.697481	9.438912	22.62%	0
2009	5.414553	7.697481	42.16%	0
2008	9.133395	5.414553	-40.72%	0
2007	10.326692	9.133395	-11.56%	0
2006*	10.000000	10.326692	3.27%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
2012	11.164969	12.489979	11.87%	0
2011	11.232553	11.164969	-0.60%	0
2010	10.288057	11.232553	9.18%	0
2009	8.292904	10.288057	24.06%	0
2008	11.535600	8.292904	-28.11%	0
2007	11.017210	11.535600	4.71%	5,680
2006*	10.000000	11.017210	10.17%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
2012	10.054309	11.467591	14.06%	0
2011	10.643943	10.054309	-5.54%	0
2010	9.242888	10.643943	15.16%	0
2009	7.037023	9.242888	31.35%	0
2008	11.573519	7.037023	-39.20%	0
2007	11.399845	11.573519	1.52%	0
2006*	10.000000	11.399845	14.00%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
2012	14.159160	16.060493	13.43%	0
2011	14.343278	14.159160	-1.28%	0
2010	12.583027	14.343278	13.99%	0
2009	7.376075	12.583027	70.59%	0
2008	10.667618	7.376075	-30.86%	0
2007	10.583702	10.667618	0.79%	1,470
2006*	10.000000	10.583702	5.84%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
2012	12.462134	14.706644	18.01%	0
2011	13.229193	12.462134	-5.80%	0
2010	10.991151	13.229193	20.36%	0
2009	7.137877	10.991151	53.98%	0
2008	11.769787	7.137877	-39.35%	0
2007	10.811230	11.769787	8.87%	0
2006*	10.000000	10.811230	8.11%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
2012	11.544768	13.351720	15.65%	0
2011	12.637767	11.544768	-8.65%	0
2010	10.863984	12.637767	16.33%	0
2009	7.643819	10.863984	42.13%	0
2008	10.820751	7.643819	-29.36%	0
2007	10.758396	10.820751	0.58%	0
2006*	10.000000	10.758396	7.58%	0
Guggenheim SBL Fund - Series X (StylePlus Small Cap Growth Strategy Series) - Q/NQ
2012	9.344454	10.293602	10.16%	0
2011	9.651579	9.344454	-3.18%	0
2010	7.512565	9.651579	28.47%	0
2009	5.627160	7.512565	33.51%	0
2008	10.797685	5.627160	-47.89%	0
2007	10.354803	10.797685	4.28%	1,516
2006*	10.000000	10.354803	3.55%	0
Guggenheim SBL Fund - Series Y (StylePlus Large Cap Growth Strategy Series) - Q/NQ
2012	8.930402	9.763390	9.33%	0
2011	9.451690	8.930402	-5.52%	0
2010	8.205251	9.451690	15.19%	0
2009	6.234253	8.205251	31.62%	0
2008	10.032335	6.234253	-37.86%	0
2007	10.829422	10.032335	-7.36%	0
2006*	10.000000	10.829422	8.29%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.649123	-3.51%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2012	11.189179	13.358096	19.38%	0
2011	10.900007	11.189179	2.65%	0
2010	10.483045	10.900007	3.98%	0
2009	8.314688	10.483045	26.08%	0
2008	11.796042	8.314688	-29.51%	0
2007	10.680037	11.796042	10.45%	0
2006*	10.000000	10.680037	6.80%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2012	9.049422	11.448910	26.52%	0
2011	9.801736	9.049422	-7.68%	0
2010	8.446471	9.801736	16.05%	0
2009	6.503145	8.446471	29.88%	0
2008	11.897525	6.503145	-45.34%	0
2007	12.755518	11.897525	-6.73%	163
2006*	10.000000	12.755518	27.56%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2012	17.236811	19.664621	14.09%	0
2011	18.716336	17.236811	-7.90%	0
2010	16.792972	18.716336	11.45%	0
2009	12.574092	16.792972	33.55%	0
2008	21.357862	12.574092	-41.13%	0
2007	18.854342	21.357862	13.28%	0
2006	14.888679	18.854342	26.64%	0
2005	12.784541	14.888679	16.46%	0
2004	10.440136	12.784541	22.46%	0
2003	8.191550	10.440136	27.45%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.962068	-0.38%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.743742	-2.56%	157
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.375327	25.155125	17.68%	6,627
2011	23.326248	21.375327	-8.36%	7,234
2010	21.735727	23.326248	7.32%	7,067
2009	17.602129	21.735727	23.48%	5,121
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	20.062784	23.504483	17.15%	133
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.730501	17.639780	12.14%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.934517	10.927524	22.31%	7,334
2011	9.722280	8.934517	-8.10%	8,127
2010	9.246199	9.722280	5.15%	9,090
2009	6.412493	9.246199	44.19%	8,903
2008	11.660629	6.412493	-45.01%	9,254
2007	8.642729	11.660629	34.92%	2,849
2006	8.020653	8.642729	7.76%	6,386
2005	7.215824	8.020653	11.15%	4,475
2004	6.194175	7.215824	16.49%	4,919
2003	5.216955	6.194175	18.73%	3,336
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.517653	5.315315	17.66%	2,412
2011	5.008333	4.517653	-9.80%	565
2010	4.077032	5.008333	23.46%	832
2009	2.631430	4.077032	54.94%	587
2008	4.756180	2.631430	-44.67%	588
2007	3.957908	4.756180	20.17%	589
2006	3.716911	3.957908	44.80%	2,280
2005	3.374104	3.716911	10.16%	893
2004	3.397584	3.374104	-0.69%	896
2003	2.348897	3.397584	44.65%	899
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.583679	12.946237	11.76%	5,828
2011	17.336409	11.583679	-33.18%	768
2010	14.042580	17.336409	23.46%	832
2009	7.941109	14.042580	76.83%	1,202
2008	16.834173	7.941109	-52.83%	1,423
2007	13.317081	16.834173	44.80%	2,280
2006	9.196737	13.317081	45.15%	2,280
2005	7.058336	9.196737	30.30%	2,810
2004	6.022291	7.058336	17.20%	3,172
2003	4.533041	6.022291	32.85%	3,291
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.552443	17.298299	18.87%	1,816
2011	14.424564	14.552443	0.89%	1,743
2010	11.831936	14.424564	21.91%	546
2009	9.456972	11.831936	25.11%	546
2008	14.338267	9.456972	-34.04%	546
2007	14.173021	14.338267	1.17%	543
2006	12.283381	14.173021	15.38%	547
2005	11.389202	12.283381	7.85%	2,368
2004*	10.000000	11.389202	13.89%	683
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.231480	2.31%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	14.049748	16.077205	14.43%	2,389
2011	14.293898	14.049748	-1.71%	3,551
2010	13.014934	14.293898	9.83%	3,360
2009	10.763214	13.014934	20.92%	4,342
2008	16.205840	10.763214	-33.58%	2,978
2007	15.253770	16.205840	6.24%	0
2006	12.817901	15.253770	19.00%	29
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.430445	11.940664	14.48%	345
2011	10.753310	10.430445	-3.00%	1,301
2010*	10.000000	10.753310	7.53%	70
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.762626	8.740200	12.59%	878
2011	7.915339	7.762626	-1.93%	1,538
2010	6.721715	7.915339	17.76%	1,354
2009	5.099795	6.721715	31.80%	1,356
2008	8.425771	5.099795	-39.47%	1,359
2007	7.137919	8.425771	18.04%	1,362
2006	6.808112	7.137919	4.84%	2,913
2005	6.473239	6.808112	5.17%	3,054
2004	6.060807	6.473239	6.80%	1,554
2003	4.623680	6.060807	31.08%	1,695
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.875428	15.710602	13.23%	4,231
2011	13.960429	13.875428	-0.61%	6,766
2010	12.459482	13.960429	12.05%	7,725
2009*	10.000000	12.459482	24.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.224031	11.682668	14.27%	3,787
2011	10.257868	10.224031	-0.33%	3,778
2010	9.273251	10.257868	10.62%	3,832
2009	7.609027	9.273251	21.87%	3,506
2008	10.972607	7.609027	-30.65%	3,512
2007	10.469308	10.972607	4.81%	0
2006*	10.000000	10.469308	4.69%	206
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.447284	11.865284	3.65%	662
2011	10.964216	11.447284	4.41%	2,693
2010	10.475482	10.964216	4.67%	2,601
2009	9.458857	10.475482	10.75%	2,163
2008	10.627782	9.458857	-11.00%	2,508
2007	10.451366	10.627782	1.69%	34
2006*	10.000000	10.451366	4.51%	1,155

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.127105	12.208952	20.56%	5,398
2011	11.307734	10.127105	-10.44%	5,992
2010	10.288170	11.307734	9.91%	6,668
2009	7.357433	10.288170	39.83%	6,536
2008	12.142021	7.357433	-39.41%	7,062
2007	10.752059	12.142021	12.93%	145
2006*	10.000000	10.752059	7.52%	1,104
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.419098	10.919651	15.93%	37,722
2011	10.007247	9.419098	-5.88%	51,921
2010	8.573945	10.007247	16.72%	54,681
2009	6.256195	8.573945	37.05%	49,230
2008	11.356722	6.256195	-44.91%	50,750
2007	10.278312	11.356722	10.49%	5,412
2006*	10.000000	10.278312	2.78%	16,623
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.192020	9.469669	15.60%	1,564
2011	8.485198	8.192020	-3.46%	1,250
2010	7.742763	8.485198	9.59%	747
2009	5.999507	7.742763	29.06%	265
2008	9.809470	5.999507	-38.84%	87
2007*	10.000000	9.809470	-1.91%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.723460	20.049030	13.12%	6
2011	17.287312	17.723460	2.52%	263
2010	15.470945	17.287312	11.74%	263
2009	10.730712	15.470945	44.17%	263
2008	15.090339	10.730712	-28.89%	264
2007	14.817911	15.090339	1.84%	276
2006	13.566462	14.817911	9.22%	411
2005	13.418308	13.566462	1.10%	421
2004	12.342012	13.418308	8.72%	360
2003	10.221629	12.342012	20.74%	106
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.646569	15.457601	13.27%	682
2011	13.312097	13.646569	2.51%	1,601
2010	11.912792	13.312097	11.75%	1,564
2009	8.258152	11.912792	44.25%	2,436
2008	11.630759	8.258152	-29.00%	3,152
2007	11.417078	11.630759	1.87%	0
2006	10.453271	11.417078	9.22%	1,482
2005*	10.000000	10.453271	4.53%	754

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.786225	13.787567	16.98%	8,152
2011	12.219243	11.786225	-3.54%	4,960
2010	10.688060	12.219243	14.33%	5,152
2009	8.419634	10.688060	26.94%	7,286
2008	13.532052	8.419634	-37.78%	7,297
2007	14.014970	13.532052	-3.45%	874
2006	12.244340	14.014970	14.46%	8,620
2005	11.893755	12.244340	2.95%	3,990
2004	10.250526	11.893755	16.03%	2,973
2003	7.897653	10.250526	29.79%	1,628
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.734260	8.931281	15.48%	20,414
2011	8.861580	7.734260	-12.72%	26,298
2010	7.762224	8.861580	14.16%	32,917
2009	5.138900	7.762224	51.05%	31,757
2008*	10.000000	5.138900	-48.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.285484	10.223501	10.10%	651
2011	9.711597	9.285484	-4.39%	715
2010	7.957915	9.711597	22.04%	807
2009	6.126637	7.957915	29.89%	3,068
2008*	10.000000	6.126637	-38.73%	3,289
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.515135	9.766700	14.70%	0
2011	9.210181	8.515135	-7.55%	0
2010	8.113295	9.210181	13.52%	0
2009	6.359322	8.113295	27.58%	0
2008*	10.000000	6.359322	-36.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.956667	10.919428	9.67%	28
2011	10.219895	9.956667	-2.58%	0
2010	9.373787	10.219895	9.03%	0
2009	7.922177	9.373787	18.32%	0
2008*	10.000000	7.922177	-20.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.341674	10.483128	12.22%	0
2011	9.797479	9.341674	-4.65%	0
2010	8.827775	9.797479	10.98%	0
2009	7.199765	8.827775	22.61%	0
2008*	10.000000	7.199765	-28.00%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.695079	11.353027	6.15%	1,761
2011	10.679483	10.695079	0.15%	1,680
2010	10.126015	10.679483	5.47%	205
2009	9.072864	10.126015	11.61%	146
2008*	10.000000	9.072864	-9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.653974	10.712256	10.96%	1,978
2011	10.009410	9.653974	-3.55%	1,993
2010	9.101202	10.009410	9.98%	1,874
2009	7.557700	9.101202	20.42%	13,667
2008*	10.000000	7.557700	-24.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	9.001558	10.185291	13.15%	0
2011	9.561977	9.001558	-5.86%	0
2010	8.545465	9.561977	11.90%	0
2009	6.836576	8.545465	25.00%	0
2008*	10.000000	6.836576	-31.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.230827	11.117335	8.67%	115
2011	10.388154	10.230827	-1.51%	98
2010	9.648048	10.388154	7.67%	88
2009	8.302301	9.648048	16.21%	74
2008*	10.000000	8.302301	-16.98%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.789974	12.544963	6.40%	348
2011	11.200187	11.789974	5.27%	348
2010	10.594362	11.200187	5.72%	248
2009	9.862143	10.594362	7.42%	312
2008*	10.000000	9.862143	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.657925	13.389013	5.78%	0
2011	12.086780	12.657925	4.73%	0
2010	11.321157	12.086780	6.76%	0
2009	9.846106	11.321157	14.98%	0
2008*	10.000000	9.846106	-1.54%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.920861	23.058241	15.75%	29
2011	25.987329	19.920861	-23.34%	29
2010	22.651951	25.987329	14.72%	29
2009	14.045719	22.651951	61.27%	29
2008	33.675844	14.045719	-58.29%	29
2007	23.426504	33.675844	43.75%	29
2006	17.351085	23.426504	35.01%	29
2005	13.246644	17.351085	30.98%	48
2004	11.109704	13.246644	19.23%	48
2003	6.807349	11.109704	63.20%	48
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.945666	25.405870	15.77%	2,717
2011	28.635227	21.945666	-23.36%	3,525
2010	24.951644	28.635227	14.76%	3,336
2009	15.455536	24.951644	61.44%	4,110
2008	37.115561	15.455536	-58.36%	3,546
2007	25.824796	37.115561	43.72%	3,130
2006	19.137690	25.824796	34.94%	2,810
2005	14.608663	19.137690	31.00%	2,299
2004	12.250675	14.608663	19.25%	718
2003	7.508471	12.250675	63.16%	253
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	16.919707	17.218431	1.77%	5,708
2011	15.974347	16.919707	5.92%	6,853
2010	15.438298	15.974347	3.47%	7,269
2009	15.224418	15.438298	1.40%	9,977
2008	14.312279	15.224418	6.37%	8,358
2007	13.526164	14.312279	5.81%	0
2006	13.254058	13.526164	2.05%	9,092
2005	12.997203	13.254058	1.98%	8,218
2004	12.745923	12.997203	1.97%	6,306
2003	12.654152	12.745923	0.73%	5,684
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.604322	12.105864	14.16%	164
2011	11.900361	10.604322	-10.89%	165
2010	10.637128	11.900361	11.88%	76
2009	8.303713	10.637128	28.10%	76
2008	15.588521	8.303713	-46.73%	76
2007	12.416347	15.588521	25.55%	0
2006	9.455883	12.416347	31.31%	77
2005	7.353676	9.455883	28.59%	77
2004	6.521138	7.353676	12.77%	77
2003	4.869101	6.521138	33.93%	77

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.898719	19.286430	14.13%	3,466
2011	18.963951	16.898719	-10.89%	4,398
2010	16.954039	18.963951	11.86%	4,603
2009	13.240088	16.954039	28.05%	4,385
2008	24.847742	13.240088	-46.72%	2,044
2007	19.790909	24.847742	25.55%	1,288
2006	15.073720	19.790909	31.29%	1,140
2005	11.725727	15.073720	28.55%	1,169
2004	10.383768	11.725727	12.92%	104
2003	7.769802	10.383768	33.64%	96
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.649968	8.929890	16.73%	947
2011	8.888768	7.649968	-13.94%	1,398
2010	8.381156	8.888768	6.06%	1,322
2009	6.599237	8.381156	27.00%	1,197
2008	11.743033	6.599237	-43.80%	1,117
2007	10.871766	11.743033	8.01%	7,007
2006*	10.000000	10.871766	8.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.073974	14.963314	14.45%	11,447
2011	13.780903	13.073974	-5.13%	11,076
2010	12.174286	13.780903	13.20%	10,302
2009	9.691703	12.174286	25.62%	11,754
2008	15.540025	9.691703	-37.63%	10,799
2007	14.852830	15.540025	4.63%	187
2006	12.869465	14.852830	15.41%	11,052
2005	12.074239	12.869465	6.59%	9,296
2004	10.723013	12.074239	12.60%	1,920
2003	8.234496	10.723013	30.22%	414
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.470644	13.470237	8.02%	0
2011	12.517421	12.470644	-0.37%	0
2010	11.542944	12.517421	8.44%	0
2009*	10.000000	11.542944	15.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.098350	14.518698	10.84%	430
2011	13.389091	13.098350	-2.17%	420
2010	12.102502	13.389091	10.63%	353
2009*	10.000000	12.102502	21.03%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.936126	13.435167	3.86%	1,625
2011	12.726522	12.936126	1.65%	1,551
2010	12.170443	12.726522	4.57%	1,412
2009	11.298120	12.170443	7.72%	1,338
2008	12.174397	11.298120	-7.20%	1,790
2007	11.699753	12.174397	4.06%	4,817
2006	11.159571	11.699753	4.84%	2,281
2005	10.938716	11.159571	2.02%	285
2004	10.584735	10.938716	3.34%	0
2003	9.933326	10.584735	6.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.338062	14.595000	9.42%	11,057
2011	13.512010	13.338062	-1.29%	15,206
2010	12.336608	13.512010	9.53%	17,700
2009	10.486186	12.336608	17.65%	18,639
2008	13.826087	10.486186	-24.16%	18,548
2007	13.252053	13.826087	4.33%	0
2006	12.051166	13.252053	9.96%	17,680
2005	11.584213	12.051166	4.03%	20,693
2004	10.709575	11.584213	8.17%	1,400
2003	9.033690	10.709575	18.55%	604
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.355371	15.002751	12.33%	42,105
2011	13.817929	13.355371	-3.35%	39,154
2010	12.401149	13.817929	11.42%	45,470
2009	10.095565	12.401149	22.84%	33,167
2008	14.901132	10.095565	-32.25%	36,986
2007	14.216422	14.901132	4.82%	3,798
2006	12.568358	14.216422	13.11%	24,663
2005	11.886380	12.568358	5.74%	18,060
2004	10.738253	11.886380	10.69%	3,549
2003	8.586354	10.738253	25.06%	1,856
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.403862	14.300081	6.69%	5,552
2011	13.298880	13.403862	0.79%	4,929
2010	12.410250	13.298880	7.16%	5,033
2009	10.969951	12.410250	13.13%	5,049
2008	13.076032	10.969951	-16.11%	5,238
2007	12.509474	13.076032	4.53%	0
2006	11.683322	12.509474	7.07%	5,755
2005	11.322864	11.683322	3.18%	5,935
2004	10.700165	11.322864	5.82%	2,208
2003	9.530058	10.700165	12.28%	416

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.433936	15.744370	17.20%	42,172
2011	13.914433	13.433936	-3.45%	56,600
2010	12.950830	13.914433	7.44%	60,654
2009*	10.000000	12.950830	29.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.741414	31.020387	16.00%	3,098
2011	27.786191	26.741414	-3.76%	3,973
2010	22.295780	27.786191	24.63%	4,365
2009	16.509748	22.295780	35.05%	5,273
2008	26.314008	16.509748	-37.26%	4,844
2007	24.775941	26.314008	6.21%	4,426
2006	22.830881	24.775941	8.52%	5,229
2005	20.623786	22.830881	10.70%	3,149
2004	18.045837	20.623786	14.29%	1,843
2003	13.571367	18.045837	32.97%	1,303
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.673013	11.526704	-1.25%	23,165
2011	11.820354	11.673013	-1.25%	8,797
2010	11.969960	11.820354	-1.25%	11,464
2009	12.116391	11.969960	-1.21%	14,153
2008	12.022852	12.116391	0.78%	24,153
2007	11.619013	12.022852	3.48%	0
2006	11.255765	11.619013	3.23%	7,016
2005	11.101653	11.255765	1.39%	6,033
2004	11.151696	11.101653	-0.45%	3,589
2003	11.222643	11.151696	-0.63%	4,262
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	17.134094	18.992008	10.84%	989
2011	16.438470	17.134094	4.23%	1,831
2010	15.052787	16.438470	9.21%	2,239
2009	12.255431	15.052787	22.83%	5,988
2008	15.005176	12.255431	-18.33%	6,645
2007	14.524404	15.005176	3.31%	0
2006	14.029010	14.524404	3.53%	6,233
2005	13.903003	14.029010	0.91%	6,410
2004	13.215501	13.903003	5.20%	5,696
2003	11.936481	13.215501	10.72%	2,305
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2012	13.590227	15.556096	14.47%	0
2011	15.176699	13.590227	-10.45%	0
2010	13.465073	15.176699	12.71%	0
2009*	10.000000	13.465073	34.65%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.269930	9.454930	14.33%	2,254
2011	9.239879	8.269930	-10.50%	6,369
2010	8.205050	9.239879	12.61%	5,705
2009	6.088932	8.205050	34.75%	7,647
2008*	10.000000	6.088932	-39.11%	3,500
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.173704	15.250746	15.77%	1,815
2011	15.902767	13.173704	-17.16%	1,931
2010	15.176301	15.902767	4.79%	2,296
2009	11.836579	15.176301	28.22%	2,759
2008	22.335425	11.836579	-47.01%	3,562
2007	21.975505	22.335425	1.64%	3,929
2006	18.129148	21.975505	21.22%	1,920
2005	16.383193	18.129148	10.66%	1,713
2004	13.795416	16.383193	18.76%	145
2003*	10.000000	13.795416	37.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.846061	10.163854	14.90%	3,679
2011	9.225932	8.846061	-4.12%	5,175
2010	8.088157	9.225932	14.07%	5,319
2009	6.311220	8.088157	28.16%	4,190
2008*	10.000000	6.311220	-36.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.697033	11.280967	16.33%	610
2011	10.427486	9.697033	-7.01%	349
2010*	10.000000	10.427486	4.27%	350
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.178285	9.496486	16.12%	0
2011	8.818891	8.178285	-7.26%	0
2010	7.920878	8.818891	11.34%	0
2009	6.295437	7.920878	25.82%	0
2008*	10.000000	6.295437	-37.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.258570	10.505185	13.46%	7,463
2011	9.789588	9.258570	-5.42%	14,647
2010	7.816992	9.789588	25.23%	14,863
2009	6.227072	7.816992	25.53%	18,147
2008*	10.000000	6.227072	-37.73%	1,015
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.838731	11.303532	14.89%	3,960
2011	10.199792	9.838731	-3.54%	4,385
2010	8.633805	10.199792	18.14%	5,359
2009	6.701262	8.633805	28.84%	7,612
2008*	10.000000	6.701262	-32.99%	2,463

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.834035	15.496411	12.02%	1,108
2011	14.100206	13.834035	-1.89%	1,511
2010	11.382047	14.100206	23.88%	1,984
2009	9.042865	11.382047	25.87%	2,419
2008	17.091260	9.042865	-47.09%	2,466
2007	15.771065	17.091260	8.37%	1,952
2006	15.473935	15.771065	1.92%	2,870
2005	14.496373	15.473935	6.74%	1,943
2004	12.943374	14.496373	12.00%	1,037
2003	9.762003	12.943374	32.59%	931
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.252307	35.981005	18.94%	820
2011	32.270762	30.252307	-6.25%	1,019
2010	25.811790	32.270762	25.02%	1,256
2009	20.709509	25.811790	24.64%	1,721
2008	30.910484	20.709509	-33.00%	1,669
2007	33.621951	30.910484	-8.06%	1,575
2006	29.026603	33.621951	15.83%	2,395
2005	28.516666	29.026603	1.79%	2,046
2004	24.618843	28.516666	15.83%	1,674
2003	15.893715	24.618843	54.90%	1,457
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.232865	29.920035	14.06%	2,321
2011	28.127878	26.232865	-6.74%	2,912
2010	22.728813	28.127878	23.75%	3,025
2009	17.086989	22.728813	33.02%	3,661
2008	27.994447	17.086989	-38.96%	3,851
2007	27.758912	27.994447	0.85%	3,697
2006	25.089017	27.758912	10.64%	3,506
2005	22.619557	25.089017	10.92%	2,506
2004	19.244942	22.619557	17.54%	1,880
2003	13.820149	19.244942	39.25%	1,208
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	12.042666	13.582138	12.78%	6,486
2011	12.130640	12.042666	-0.73%	6,399
2010	10.827787	12.130640	12.03%	6,500
2009	8.695593	10.827787	24.52%	7,947
2008	15.066968	8.695593	-42.29%	8,387
2007	14.104765	15.066968	6.82%	0
2006	12.569807	14.104765	12.21%	8,829
2005	11.846853	12.569807	6.10%	7,879
2004	10.930890	11.846853	8.38%	7,280
2003	8.680809	10.930890	25.92%	6,527

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.781032	11.183243	14.34%	8,891
2011	9.299999	9.781032	5.17%	13,823
2010	7.234189	9.299999	28.56%	13,579
2009	5.599255	7.234189	29.20%	16,316
2008*	10.000000	5.599255	-44.01%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.551870	10.786788	2.23%	417
2011	10.548150	10.551870	0.04%	400
2010	10.429293	10.548150	1.14%	609
2009	9.860285	10.429293	5.77%	203
2008*	10.000000	9.860285	-1.40%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.738872	13.859670	18.07%	581
2011	13.574005	11.738872	-13.52%	638
2010	12.925473	13.574005	5.02%	694
2009*	10.000000	12.925473	29.25%	2,635
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.472043	10.817032	3.29%	802
2011	10.573700	10.472043	-0.96%	428
2010	10.170049	10.573700	3.97%	118
2009	9.087672	10.170049	11.91%	590
2008	10.630241	9.087672	-14.51%	1,100
2007	10.275244	10.630241	3.45%	1,359
2006	9.985363	10.275244	2.90%	225
2005	9.967544	9.985363	0.18%	64
2004	10.015684	9.967544	-0.48%	0
2003*	10.000000	10.015684	0.16%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.155577	10.912964	7.46%	265
2011	10.394092	10.155577	-2.29%	305
2010	8.799827	10.394092	18.12%	0
2009	7.259416	8.799827	21.22%	0
2008	12.145853	7.259416	-40.23%	0
2007	12.237442	12.145853	-0.75%	10,361
2006	11.773573	12.237442	3.94%	23
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.393928	14.678284	9.59%	380
2011	13.994219	13.393928	-4.29%	380
2010	11.534933	13.994219	21.32%	380
2009	8.887810	11.534933	29.78%	380
2008	14.862813	8.887810	-40.20%	466
2007	13.987076	14.862813	6.26%	0
2006	12.456727	13.987076	12.29%	275
2005	11.804504	12.456727	5.53%	0
2004	10.552559	11.804504	11.86%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	15.110241	17.027604	12.69%	0
2011	15.478999	15.110241	-2.38%	0
2010	14.325754	15.478999	8.05%	0
2009	10.038225	14.325754	42.71%	1,270
2008	18.658710	10.038225	-46.20%	2,853
2007	16.553915	18.658710	12.71%	4,351
2006	15.528631	16.553915	6.60%	6,363
2005	14.961776	15.528631	3.79%	5,923
2004	14.168379	14.961776	5.60%	5,768
2003	10.957031	14.168379	29.31%	4,909
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.329813	16.477598	14.99%	1,647
2011	14.353550	14.329813	-0.17%	1,962
2010	11.403177	14.353550	25.87%	1,817
2009	8.708048	11.403177	30.95%	3,524
2008	17.313969	8.708048	-49.71%	3,559
2007	16.490117	17.313969	5.00%	0
2006	16.218926	16.490117	1.67%	4,258
2005	14.621223	16.218926	10.93%	4,196
2004	12.361526	14.621223	18.28%	3,496
2003	9.967175	12.361526	24.02%	3,101
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.511685	23.356995	19.71%	5,973
2011	21.539219	19.511685	-9.41%	8,869
2010	18.807297	21.539219	14.53%	9,116
2009	13.633328	18.807297	37.95%	12,984
2008	23.085020	13.633328	-40.94%	14,461
2007	21.985482	23.085020	5.00%	14,248
2006	18.916877	21.985482	16.22%	13,651
2005	16.753552	18.916877	12.91%	6,770
2004	14.233382	16.753552	17.71%	3,064
2003*	10.000000	14.233382	42.33%	1,098
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.303213	14.732589	19.75%	1,160
2011	13.584878	12.303213	-9.43%	1,189
2010	11.862818	13.584878	14.52%	1,590
2009	8.594707	11.862818	38.02%	1,833
2008	14.551844	8.594707	-40.94%	1,834
2007	13.861145	14.551844	4.98%	0
2006	11.926147	13.861145	16.22%	1,835
2005	10.565033	11.926147	12.88%	2,516
2004	8.978200	10.565033	17.67%	2,754
2003	6.356923	8.978200	41.23%	2,757
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.156480	1.56%	10

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.517400	15.600062	15.41%	3,543
2011	13.690128	13.517400	-1.26%	6,981
2010	11.940024	13.690128	14.66%	10,218
2009	9.425201	11.940024	26.68%	12,745
2008	15.512276	9.425201	-39.24%	13,163
2007	15.044165	15.512276	3.11%	4,348
2006	13.244102	15.044165	13.59%	10,208
2005	12.654982	13.244102	4.66%	6,755
2004	11.707682	12.654982	8.09%	2,324
2003	9.355937	11.707682	25.14%	720
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.558713	11.136771	16.51%	2,191
2011	9.898460	9.558713	-3.43%	6,315
2010	8.122488	9.898460	21.86%	7,846
2009	5.995323	8.122488	35.48%	7,691
2008	9.765612	5.995323	-38.61%	9,038
2007	10.011018	9.765612	-2.45%	8,867
2006*	10.000000	10.011018	0.11%	2,537
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.628082	6.28%	937
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.574831	13.066955	3.91%	0
2011	11.745076	12.574831	7.06%	195
2010	10.874552	11.745076	8.01%	0
2009*	10.000000	10.874552	8.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.349481	11.851685	4.42%	541
2011	11.378072	11.349481	-0.25%	753
2010	10.954048	11.378072	3.87%	295
2009*	10.000000	10.954048	9.54%	883
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2012	13.988559	15.022549	7.39%	0
2011	12.684960	13.988559	10.28%	0
2010	11.881741	12.684960	6.76%	0
2009	10.166878	11.881741	16.87%	0
2008	11.073425	10.166878	-8.19%	0
2007	10.135369	11.073425	9.26%	2,667
2006*	10.000000	10.135369	1.35%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	14.183527	15.350365	8.23%	0
2011	13.862866	14.183527	2.31%	0
2010	12.984838	13.862866	6.76%	0
2009	11.531516	12.984838	12.60%	0
2008	11.148087	11.531516	3.44%	0
2007	10.382258	11.148087	7.38%	0
2006*	10.000000	10.382258	3.82%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.007389	10.820820	8.13%	874
2011*	10.000000	10.007389	0.07%	304
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2012	11.006432	11.695065	6.26%	0
2011	12.679958	11.006432	-13.20%	0
2010	9.880140	12.679958	28.34%	0
2009	6.330660	9.880140	56.07%	0
2008	11.300887	6.330660	-43.98%	0
2007	11.006899	11.300887	2.67%	648
2006*	10.000000	11.006899	10.07%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.498337	14.874074	29.36%	1,938
2011	10.548103	11.498337	9.01%	1,976
2010*	10.000000	10.548103	5.48%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.492067	12.419364	8.07%	0
2011	11.015043	11.492067	4.33%	717
2010	10.410626	11.015043	5.81%	717
2009	9.615032	10.410626	8.27%	717
2008	10.843289	9.615032	-11.33%	1,105
2007	10.413414	10.843289	4.13%	0
2006*	10.000000	10.413414	4.13%	96
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	40.676240	47.381061	16.48%	73
2011	38.483287	40.676240	5.70%	73
2010	35.509855	38.483287	8.37%	74
2009	27.616445	35.509855	28.58%	74
2008	32.892265	27.616445	-16.04%	74
2007	31.268369	32.892265	5.19%	74
2006	28.574908	31.268369	9.43%	196
2005	25.777598	28.574908	10.85%	197
2004	23.717411	25.777598	8.69%	197
2003	18.783491	23.717411	26.27%	192

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2012	12.917602	14.521745	12.42%	0
2011	13.580394	12.917602	-4.88%	0
2010	13.012625	13.580394	4.36%	0
2009	9.942920	13.012625	30.87%	0
2008	18.183456	9.942920	-45.32%	0
2007	16.070189	18.183456	13.15%	2,716
2006	13.004495	16.070189	23.57%	0
2005	11.856303	13.004495	9.68%	0
2004	10.227893	11.856303	15.92%	0
2003	8.128587	10.227893	25.83%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.673191	50.853950	28.18%	0
2011	54.098716	39.673191	-26.67%	0
2010	43.190476	54.098716	25.26%	0
2009	20.516561	43.190476	110.52%	0
2008	58.991911	20.516561	-65.22%	0
2007	43.412632	58.991911	35.89%	0
2006	31.514704	43.412632	37.75%	0
2005	24.176597	31.514704	30.35%	60
2004	19.447415	24.176597	24.32%	60
2003	12.772187	19.447415	52.26%	60
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	47.671725	48.668394	2.09%	865
2011	57.779398	47.671725	-17.49%	42
2010	45.274087	57.779398	27.62%	42
2009	29.102885	45.274087	55.57%	42
2008	54.704654	29.102885	-46.80%	42
2007	38.113622	54.704654	43.53%	43
2006	31.001698	38.113622	22.94%	43
2005	20.697822	31.001698	49.78%	43
2004	16.871845	20.697822	22.68%	43
2003	11.800336	16.871845	42.98%	44
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.643196	-3.57%	291
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.440558	16.447217	6.52%	0
2011	16.388970	15.440558	-5.79%	0
2010	13.091373	16.388970	25.19%	0
2009*	10.000000	13.091373	30.91%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.837919	11.503040	16.93%	0
2011	10.907709	9.837919	-9.81%	0
2010	8.730018	10.907709	24.94%	0
2009	6.200164	8.730018	40.80%	0
2008*	10.000000	6.200164	-38.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.154217	1.54%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	14.037333	14.877682	5.99%	1,999
2011	12.726928	14.037333	10.30%	983
2010	12.266583	12.726928	3.75%	4,362
2009	11.276296	12.266583	8.78%	3,522
2008	11.609253	11.276296	-2.87%	3,574
2007	10.743037	11.609253	8.06%	3,176
2006	10.714080	10.743037	0.27%	2,947
2005	10.687792	10.714080	0.25%	0
2004	10.233898	10.687792	4.44%	0
2003*	10.000000	10.233898	2.34%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.295726	15.057322	13.25%	352
2011	13.063929	13.295726	1.77%	353
2010	11.595507	13.063929	12.66%	589
2009	9.947974	11.595507	16.56%	697
2008	15.408481	9.947974	-35.44%	1,080
2007	15.623076	15.408481	-1.37%	1,250
2006	13.518310	15.623076	15.57%	1,151
2005	13.089671	13.518310	3.27%	922
2004	11.737071	13.089671	11.52%	808
2003	9.193080	11.737071	27.67%	805
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	12.448936	14.886820	19.58%	0
2011	14.339445	12.448936	-13.18%	0
2010	12.823534	14.339445	11.82%	0
2009	9.712886	12.823534	32.03%	0
2008	17.835565	9.712886	-45.54%	208
2007	15.307662	17.835565	16.51%	208
2006	12.404396	15.307662	23.41%	208
2005	11.096532	12.404396	11.79%	208
2004	9.782676	11.096532	13.43%	208
2003	7.960337	9.782676	22.89%	208

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.778949	13.523682	14.81%	29
2011	12.017122	11.778949	-1.98%	29
2010	10.209581	12.017122	17.70%	29
2009	7.960349	10.209581	28.26%	30
2008	10.661044	7.960349	-25.33%	30
2007	11.057147	10.661044	-3.58%	14
2006*	10.000000	11.057147	10.57%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	19.626787	22.194522	13.08%	0
2011	19.685054	19.626787	-0.30%	0
2010	17.583894	19.685054	11.95%	0
2009	14.863162	17.583894	18.31%	1,351
2008	20.566055	14.863162	-27.73%	1,347
2007	21.967196	20.566055	-6.38%	1,370
2006	18.756880	21.967196	17.12%	1,883
2005	18.092486	18.756880	3.67%	1,692
2004	16.032727	18.092486	12.85%	1,567
2003	12.596055	16.032727	27.28%	1,976
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.438632	13.500145	8.53%	1,190
2011	13.078195	12.438632	-4.89%	1,191
2010	12.072012	13.078195	8.33%	1,192
2009*	10.000000	12.072012	20.72%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.129971	17.283516	14.23%	284
2011	15.243060	15.129971	-0.74%	297
2010	12.273737	15.243060	24.19%	298
2009	9.946220	12.273737	23.40%	339
2008	14.586751	9.946220	-31.81%	1,175
2007	14.877364	14.586751	-1.95%	771
2006	13.174239	14.877364	12.93%	590
2005	12.446927	13.174239	5.84%	693
2004	10.346504	12.446927	20.30%	411
2003	7.608241	10.346504	35.99%	88
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.360823	12.555514	10.52%	1,596
2011	11.407346	11.360823	-0.41%	1,397
2010	10.066125	11.407346	13.32%	1,848
2009	7.624873	10.066125	32.02%	1,849
2008	11.781058	7.624873	-35.28%	2,477
2007	11.074843	11.781058	6.38%	2,335
2006	10.274954	11.074843	7.78%	2,151
2005	10.046653	10.274954	2.27%	1,998
2004	9.583764	10.046653	4.83%	2,005
2003	7.706045	9.583764	24.37%	1,849

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.065050	14.924177	14.23%	1,861
2011	12.992814	13.065050	0.56%	3,116
2010	11.462933	12.992814	13.35%	3,118
2009	9.192999	11.462933	24.69%	3,119
2008	14.817894	9.192999	-37.96%	4,524
2007	14.264491	14.817894	3.88%	4,541
2006	12.512627	14.264491	14.00%	4,471
2005	12.108868	12.512627	3.33%	3,982
2004	11.088459	12.108868	9.20%	3,586
2003	8.751979	11.088459	26.70%	4,214
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.493470	16.886551	8.99%	558
2011	14.399406	15.493470	7.60%	637
2010	12.651120	14.399406	13.82%	637
2009	10.458431	12.651120	20.97%	653
2008	15.041197	10.458431	-30.47%	843
2007	14.225733	15.041197	5.73%	498
2006	12.373722	14.225733	14.97%	598
2005	12.010432	12.373722	3.02%	368
2004	11.584069	12.010432	3.68%	306
2003	9.686029	11.584069	19.60%	179
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.290555	17.641392	8.29%	1,349
2011	16.137809	16.290555	0.95%	2,557
2010	15.068808	16.137809	7.09%	2,563
2009	12.676743	15.068808	18.87%	2,596
2008	13.853324	12.676743	-8.49%	3,273
2007	13.319686	13.853324	4.01%	3,352
2006	12.956412	13.319686	2.80%	3,103
2005	12.958478	12.956412	-0.02%	2,798
2004	12.670489	12.958478	2.27%	2,507
2003	12.267458	12.670489	3.29%	3,667
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.186414	12.330797	10.23%	0
2011	11.365735	11.186414	-1.58%	0
2010	10.214361	11.365735	11.27%	0
2009	8.335607	10.214361	22.54%	0
2008	11.272131	8.335607	-26.05%	0
2007	10.512515	11.272131	7.23%	0
2006*	10.000000	10.512515	5.13%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.663334	11.912364	11.71%	0
2011	10.926379	10.663334	-2.41%	0
2010	9.666584	10.926379	13.03%	0
2009	7.605353	9.666584	27.10%	0
2008	11.451684	7.605353	-33.59%	0
2007	10.532507	11.451684	8.73%	0
2006*	10.000000	10.532507	5.33%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.095206	11.506275	13.98%	0
2011	10.511308	10.095206	-3.96%	0
2010	9.180780	10.511308	14.49%	0
2009	7.078673	9.180780	29.70%	0
2008	11.582071	7.078673	-38.88%	0
2007	10.552664	11.582071	9.75%	0
2006*	10.000000	10.552664	5.53%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	19.671932	22.581971	14.79%	0
2011	20.470311	19.671932	-3.90%	0
2010	17.709848	20.470311	15.59%	0
2009	13.226050	17.709848	33.90%	8,491
2008	23.351620	13.226050	-43.36%	9,822
2007	20.135487	23.351620	15.97%	9,303
2006	18.281239	20.135487	10.14%	8,326
2005	15.850782	18.281239	15.33%	6,236
2004	13.923698	15.850782	13.84%	6,251
2003	10.990756	13.923698	26.69%	4,464
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.721966	10.049567	3.37%	149
2011	10.390003	9.721966	-6.43%	226
2010	8.834360	10.390003	17.61%	420
2009	6.065267	8.834360	45.65%	932
2008	13.478023	6.065267	-55.00%	1,306
2007	9.376713	13.478023	43.74%	353
2006*	10.000000	9.376713	-6.23%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.636018	16.928144	15.66%	2,751
2011	14.702121	14.636018	-0.45%	4,840
2010	12.942820	14.702121	13.59%	9,679
2009	10.084737	12.942820	28.34%	9,858
2008	17.833606	10.084737	-43.45%	10,713
2007	17.817217	17.833606	0.09%	10,178
2006	15.032685	17.817217	18.52%	10,601
2005	14.400930	15.032685	4.39%	7,049
2004	13.099526	14.400930	9.93%	5,950
2003	10.191923	13.099526	28.53%	6,476

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2012	9.782681	11.534426	17.91%	0
2011	9.699770	9.782681	0.85%	0
2010	7.947506	9.699770	22.05%	0
2009	5.525804	7.947506	43.83%	0
2008	12.458470	5.525804	-55.65%	105
2007	10.259376	12.458470	21.43%	95
2006	9.870863	10.259376	3.94%	368
2005	9.186413	9.870863	7.45%	359
2004	8.693663	9.186413	5.67%	529
2003	6.793127	8.693663	27.98%	510
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.683421	14.338988	13.05%	2,485
2011	12.832010	12.683421	-1.16%	3,044
2010	10.479802	12.832010	22.45%	3,297
2009	8.285615	10.479802	26.48%	3,608
2008	15.909833	8.285615	-47.92%	4,006
2007	12.706253	15.909833	25.21%	4,601
2006	12.061208	12.706253	5.35%	4,629
2005	11.563600	12.061208	4.30%	3,176
2004	11.345636	11.563600	1.92%	3,077
2003	8.657007	11.345636	31.06%	3,936
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.854722	15.615355	12.71%	432
2011	13.506526	13.854722	2.58%	432
2010	12.026207	13.506526	12.31%	491
2009	8.474745	12.026207	41.91%	643
2008	11.458268	8.474745	-26.04%	721
2007	11.309562	11.458268	1.31%	759
2006	10.306110	11.309562	9.74%	1,232
2005	10.184506	10.306110	1.19%	960
2004	9.426171	10.184506	8.04%	1,493
2003	7.521629	9.426171	25.32%	1,383
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.870113	13.367242	12.61%	96
2011	11.564076	11.870113	2.65%	107
2010	10.308039	11.564076	12.19%	101
2009	7.256051	10.308039	42.06%	376
2008	9.799408	7.256051	-25.95%	376
2007*	10.000000	9.799408	-2.01%	576

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.628057	14.226412	4.39%	12,212
2011	12.878696	13.628057	5.82%	62
2010	12.117734	12.878696	6.28%	62
2009	10.613742	12.117734	14.17%	291
2008	11.125731	10.613742	-4.60%	249
2007	10.817475	11.125731	2.85%	265
2006	10.507730	10.817475	2.95%	0
2005	10.428807	10.507730	0.76%	4
2004	10.128708	10.428807	2.96%	1
2003*	10.000000	10.128708	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.376435	11.751865	13.26%	424
2011	11.774747	10.376435	-11.88%	565
2010	9.269168	11.774747	27.03%	574
2009	6.707301	9.269168	38.20%	756
2008	11.234279	6.707301	-40.30%	724
2007	9.856561	11.234279	13.98%	430
2006*	10.000000	9.856561	-1.43%	46
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.209441	14.525678	18.97%	0
2011	14.944699	12.209441	-18.30%	0
2010	13.400354	14.944699	11.52%	0
2009	10.737954	13.400354	24.79%	0
2008	19.381260	10.737954	-44.60%	5
2007	16.754919	19.381260	15.68%	5
2006	14.392045	16.754919	16.42%	5
2005	12.255881	14.392045	17.43%	5
2004	10.941500	12.255881	12.01%	5
2003	7.740990	10.941500	41.34%	5
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.186856	14.514266	19.10%	678
2011	14.930471	12.186856	-18.38%	678
2010	13.385550	14.930471	11.54%	1,470
2009	10.721641	13.385550	24.85%	1,470
2008	19.356271	10.721641	-44.61%	2,523
2007	16.730683	19.356271	15.69%	2,476
2006	14.370885	16.730683	16.42%	2,350
2005	12.242700	14.370885	17.38%	1,460
2004	10.928889	12.242700	12.02%	1,171
2003	7.729491	10.928889	41.39%	161

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.266379	16.642052	25.45%	150
2011	14.745505	13.266379	-10.03%	150
2010	11.814180	14.745505	24.81%	150
2009	7.604841	11.814180	55.35%	150
2008	15.781569	7.604841	-51.81%	150
2007	15.142626	15.781569	4.22%	262
2006	13.202987	15.142626	14.69%	163
2005	13.043195	13.202987	1.23%	28
2004	11.593346	13.043195	12.51%	0
2003	7.443946	11.593346	55.74%	15
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.890259	13.220142	11.18%	0
2011	11.765995	11.890259	1.06%	0
2010	10.580086	11.765995	11.21%	0
2009	7.905422	10.580086	33.83%	768
2008	11.386418	7.905422	-30.57%	1,024
2007	11.119465	11.386418	2.40%	870
2006*	10.000000	11.119465	11.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.914503	11.584643	16.85%	246
2011	10.437304	9.914503	-5.01%	278
2010	8.247149	10.437304	26.56%	294
2009	6.469518	8.247149	27.48%	653
2008	9.785862	6.469518	-33.89%	480
2007	10.157203	9.785862	-3.66%	315
2006*	10.000000	10.157203	1.57%	11
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.970568	10.211201	13.83%	0
2011	9.230806	8.970568	-2.82%	0
2010	8.482528	9.230806	8.82%	0
2009	6.598185	8.482528	28.56%	0
2008*	10.000000	6.598185	-34.02%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.390245	11.604070	11.68%	158
2011	12.511054	10.390245	-16.95%	225
2010	10.786608	12.511054	15.99%	391
2009	6.330521	10.786608	70.39%	59
2008	13.552327	6.330521	-53.29%	737
2007	10.669800	13.552327	27.02%	18
2006*	10.000000	10.669800	6.70%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
2012	13.696096	16.031432	17.05%	0
2011	15.494581	13.696096	-11.61%	0
2010	14.445365	15.494581	7.26%	0
2009	10.656354	14.445365	35.56%	0
2008	18.065596	10.656354	-41.01%	0
2007	15.808818	18.065596	14.28%	0
2006	13.160857	15.808818	20.12%	0
2005	12.069294	13.160857	9.04%	0
2004	10.286800	12.069294	17.33%	0
2003	7.862698	10.286800	30.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.297035	10.855413	16.76%	0
2011	10.545423	9.297035	-11.84%	0
2010	9.855685	10.545423	7.00%	0
2009	7.278199	9.855685	35.41%	0
2008	12.371231	7.278199	-41.17%	296
2007	10.857910	12.371231	13.94%	94
2006*	10.000000	10.857910	8.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.538640	17.645975	13.56%	53
2011	15.874584	15.538640	-2.12%	174
2010	14.061614	15.874584	12.89%	256
2009	12.003743	14.061614	17.14%	646
2008	11.451105	12.003743	4.83%	73
2007	10.449841	11.451105	9.58%	0
2006*	10.000000	10.449841	4.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.222938	2.23%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
2012	8.509267	9.790050	15.05%	0
2011	10.239629	8.509267	-16.90%	0
2010	8.967468	10.239629	14.19%	0
2009	7.588414	8.967468	18.17%	0
2008	12.478455	7.588414	-39.19%	0
2007	11.611969	12.478455	7.46%	0
2006*	10.000000	11.611969	16.12%	0
Guggenheim SBL Fund - Series J (StylePlus Mid Cap Growth Strategy Series) - Q/NQ
2012	8.892789	10.162910	14.28%	0
2011	9.417106	8.892789	-5.57%	0
2010	7.683587	9.417106	22.56%	0
2009	5.407517	7.683587	42.09%	0
2008	9.126180	5.407517	-40.75%	0
2007	10.323790	9.126180	-11.60%	0
2006*	10.000000	10.323790	3.24%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
2012	11.133579	12.448553	11.81%	0
2011	11.206634	11.133579	-0.65%	0
2010	10.269513	11.206634	9.13%	0
2009	8.282144	10.269513	24.00%	0
2008	11.526482	8.282144	-28.15%	0
2007	11.014106	11.526482	4.65%	0
2006*	10.000000	11.014106	10.14%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
2012	10.026025	11.429531	14.00%	0
2011	10.619379	10.026025	-5.59%	0
2010	9.226215	10.619379	15.10%	0
2009	7.027887	9.226215	31.28%	0
2008	11.564367	7.027887	-39.23%	0
2007	11.396634	11.564367	1.47%	0
2006*	10.000000	11.396634	13.97%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
2012	14.119380	16.007249	13.37%	0
2011	14.310203	14.119380	-1.33%	0
2010	12.560370	14.310203	13.93%	0
2009	7.366516	12.560370	70.51%	0
2008	10.659200	7.366516	-30.89%	0
2007	10.580725	10.659200	0.74%	0
2006*	10.000000	10.580725	5.81%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
2012	12.427059	14.657801	17.95%	0
2011	13.198645	12.427059	-5.85%	0
2010	10.971327	13.198645	20.30%	0
2009	7.128610	10.971327	53.91%	0
2008	11.760475	7.128610	-39.39%	0
2007	10.808181	11.760475	8.81%	0
2006*	10.000000	10.808181	8.08%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
2012	11.512315	13.307430	15.59%	0
2011	12.608615	11.512315	-8.69%	0
2010	10.844411	12.608615	16.27%	0
2009	7.633907	10.844411	42.06%	0
2008	10.812208	7.633907	-29.40%	0
2007	10.755372	10.812208	0.53%	0
2006*	10.000000	10.755372	7.55%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series X (StylePlus Small Cap Growth Strategy Series) - Q/NQ
2012	9.318168	10.259439	10.10%	0
2011	9.629298	9.318168	-3.23%	0
2010	7.499011	9.629298	28.41%	0
2009	5.619860	7.499011	33.44%	0
2008	10.789150	5.619860	-47.91%	0
2007	10.351888	10.789150	4.22%	0
2006*	10.000000	10.351888	3.52%	0
Guggenheim SBL Fund - Series Y (StylePlus Large Cap Growth Strategy Series) - Q/NQ
2012	8.905288	9.730988	9.27%	0
2011	9.429872	8.905288	-5.56%	0
2010	8.190457	9.429872	15.13%	0
2009	6.226170	8.190457	31.55%	0
2008	10.024404	6.226170	-37.89%	0
2007	10.826374	10.024404	-7.41%	0
2006*	10.000000	10.826374	8.26%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.645820	-3.54%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2012	11.157723	13.313787	19.32%	0
2011	10.874856	11.157723	2.60%	0
2010	10.464156	10.874856	3.92%	0
2009	8.303907	10.464156	26.01%	0
2008	11.786725	8.303907	-29.55%	0
2007	10.677037	11.786725	10.39%	0
2006*	10.000000	10.677037	6.77%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2012	9.023969	11.410916	26.45%	0
2011	9.779112	9.023969	-7.72%	0
2010	8.431232	9.779112	15.99%	0
2009	6.494699	8.431232	29.82%	0
2008	11.888124	6.494699	-45.37%	0
2007	12.751928	11.888124	-6.77%	0
2006*	10.000000	12.751928	27.52%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2012	17.152618	19.558633	14.03%	0
2011	18.634341	17.152618	-7.95%	0
2010	16.727857	18.634341	11.40%	0
2009	12.531690	16.727857	33.48%	0
2008	21.296639	12.531690	-41.16%	0
2007	18.809873	21.296639	13.22%	0
2006	14.861051	18.809873	26.57%	0
2005	12.767265	14.861051	16.40%	0
2004	10.431301	12.767265	22.39%	0
2003	8.188770	10.431301	27.39%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.958708	-0.41%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.740391	-2.60%	21
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.255696	25.001652	17.62%	1,282
2011	23.207443	21.255696	-8.41%	754
2010	21.635967	23.207443	7.26%	755
2009	17.530208	21.635967	23.42%	13
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	19.950532	23.361117	17.10%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.678162	17.572163	12.08%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.880743	10.856244	22.24%	78
2011	9.668653	8.880743	-8.15%	79
2010	9.199859	9.668653	5.10%	303
2009	6.383581	9.199859	44.12%	1,196
2008	11.613943	6.383581	-45.04%	603
2007	8.612511	11.613943	34.85%	569
2006	7.996638	8.612511	7.70%	532
2005	7.197845	7.996638	11.10%	523
2004	6.181859	7.197845	16.43%	449
2003	6.277859	5.209227	-17.02%	1,351
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.490449	5.280623	17.60%	192
2011	4.980700	4.490449	-9.84%	711
2010	4.056586	4.980700	22.78%	711
2009	2.619563	4.056586	54.86%	711
2008	4.737139	2.619563	-44.70%	723
2007	3.944077	4.737139	20.11%	723
2006	3.705791	3.944077	6.43%	723
2005	3.365706	3.705791	10.10%	723
2004	2.345410	3.390832	44.57%	757
2003	4.023106	2.345410	-41.70%	1,267

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.513892	12.861711	11.71%	1,612
2011	17.240704	11.513892	-33.22%	183
2010	13.972112	17.240704	23.39%	187
2009	7.905262	13.972112	76.74%	188
2008	16.766719	7.905262	-52.85%	208
2007	13.270466	16.766719	26.35%	208
2006	9.169173	13.270466	44.73%	211
2005	7.040734	9.169173	30.23%	507
2004	4.526318	6.010319	32.79%	605
2003	6.177123	4.526318	-26.72%	1,487
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.496111	17.222596	18.81%	272
2011	14.375991	14.496111	0.84%	272
2010	11.798063	14.375991	21.85%	272
2009	9.434666	11.798063	25.05%	273
2008	14.311728	9.434666	-34.08%	277
2007	14.153990	14.311728	1.11%	381
2006	12.273075	14.153990	15.33%	1,312
2005	11.385394	12.273075	7.80%	1,231
2004*	10.000000	11.385394	13.85%	84
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.228022	2.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.165434	11.626455	14.37%	14
2011	10.347324	10.165434	-1.76%	273
2010	9.426253	10.347324	9.77%	273
2009	7.799359	9.426253	20.86%	870
2008	11.749223	7.799359	-33.62%	553
2007	11.064604	11.749223	6.19%	335
2006*	10.000000	11.064604	10.65%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.421665	11.924574	14.42%	0
2011	10.749702	10.421665	-3.05%	0
2010*	10.000000	10.749702	7.50%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.710352	8.676931	12.54%	155
2011	7.866020	7.710352	-1.98%	169
2010	6.683205	7.866020	17.70%	170
2009	5.073150	6.683205	31.74%	171
2008	8.386001	5.073150	-39.50%	172
2007	7.107851	8.386001	17.98%	325
2006	6.782860	7.107851	4.79%	327
2005	6.452491	6.782860	5.12%	306
2004	6.044444	6.452491	6.75%	311
2003	4.613524	6.044444	31.02%	402

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.856715	15.681451	13.17%	1,996
2011	13.948645	13.856715	-0.66%	1,902
2010	12.455269	13.948645	11.99%	1,904
2009*	10.000000	12.455269	24.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.194744	11.643296	14.21%	0
2011	10.233657	10.194744	-0.38%	0
2010	9.256045	10.233657	10.56%	0
2009	7.598753	9.256045	21.81%	0
2008	10.963349	7.598753	-30.69%	0
2007	10.465796	10.963349	4.75%	0
2006*	10.000000	10.465796	4.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.414478	11.825276	3.60%	0
2011	10.938320	11.414478	4.35%	0
2010	10.456028	10.938320	4.61%	0
2009	9.446067	10.456028	10.69%	0
2008	10.618787	9.446067	-11.04%	0
2007	10.447849	10.618787	1.64%	0
2006*	10.000000	10.447849	4.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.098071	12.167775	20.50%	546
2011	11.281017	10.098071	-10.49%	546
2010	10.269056	11.281017	9.85%	546
2009	7.347487	10.269056	39.76%	593
2008	12.131768	7.347487	-39.44%	608
2007	10.748441	12.131768	12.87%	298
2006*	10.000000	10.748441	7.48%	85
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.392119	10.882845	15.87%	9,290
2011	9.983628	9.392119	-5.92%	734
2010	8.558038	9.983628	16.66%	768
2009	6.247751	8.558038	36.98%	815
2008	11.347156	6.247751	-44.94%	886
2007	10.274872	11.347156	10.44%	431
2006*	10.000000	10.274872	2.75%	88
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.172677	9.442516	15.54%	13,843
2011	8.469447	8.172677	-3.50%	709
2010	7.732300	8.469447	9.53%	709
2009	5.994429	7.732300	28.99%	663
2008	9.806149	5.994429	-38.87%	663
2007*	10.000000	9.806149	-1.94%	267

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.604300	19.904116	13.06%	0
2011	17.179754	17.604300	2.47%	0
2010	15.382474	17.179754	11.68%	0
2009	10.674743	15.382474	44.10%	0
2008	15.019226	10.674743	-28.93%	0
2007	14.755589	15.019226	1.79%	0
2006	13.516216	14.755589	9.17%	0
2005	13.375356	13.516216	1.05%	0
2004	12.308733	13.375356	8.67%	2
2003	10.199226	12.308733	20.68%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.600599	15.397710	13.21%	27
2011	13.273959	13.600599	2.46%	27
2010	11.884679	13.273959	11.69%	29
2009	8.242826	11.884679	44.18%	332
2008	11.615064	8.242826	-29.03%	53
2007	11.407487	11.615064	1.82%	0
2006	10.449767	11.407487	9.16%	20
2005*	10.000000	10.449767	4.50%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.706913	13.687848	16.92%	688
2011	12.143143	11.706913	-3.59%	718
2010	10.626864	12.143143	14.27%	719
2009	8.375673	10.626864	26.88%	750
2008	13.468234	8.375673	-37.81%	3,230
2007	13.955987	13.468234	-3.49%	3,573
2006	12.198971	13.955987	14.40%	1,634
2005	11.855672	12.198971	2.90%	1,356
2004	10.222862	11.855672	15.97%	207
2003	7.880333	10.222862	29.73%	46
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.719903	8.910183	15.42%	0
2011	8.849604	7.719903	-12.77%	0
2010	7.755653	8.849604	14.11%	0
2009	5.137150	7.755653	50.97%	0
2008*	10.000000	5.137150	-48.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.268273	10.199373	10.05%	15
2011	9.698486	9.268273	-4.44%	93
2010	7.951186	9.698486	21.98%	93
2009	6.124558	7.951186	29.82%	387
2008*	10.000000	6.124558	-38.75%	451

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.499356	9.743653	14.64%	0
2011	9.197754	8.499356	-7.59%	0
2010	8.106439	9.197754	13.46%	0
2009	6.357162	8.106439	27.52%	0
2008*	10.000000	6.357162	-36.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.938199	10.893639	9.61%	564
2011	10.206099	9.938199	-2.62%	566
2010	9.365872	10.206099	8.97%	567
2009	7.919500	9.365872	18.26%	569
2008*	10.000000	7.919500	-20.81%	571
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.324356	10.458384	12.16%	0
2011	9.784260	9.324356	-4.70%	0
2010	8.820316	9.784260	10.93%	0
2009	7.197326	8.820316	22.55%	0
2008*	10.000000	7.197326	-28.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.675245	11.326218	6.10%	0
2011	10.665062	10.675245	0.10%	0
2010	10.117462	10.665062	5.41%	0
2009	9.069797	10.117462	11.55%	0
2008*	10.000000	9.069797	-9.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.636061	10.686963	10.91%	0
2011	9.995903	9.636061	-3.60%	0
2010	9.093523	9.995903	9.92%	0
2009	7.555141	9.093523	20.36%	0
2008*	10.000000	7.555141	-24.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.984882	10.161260	13.09%	0
2011	9.549068	8.984882	-5.91%	0
2010	8.538248	9.549068	11.84%	0
2009	6.834262	8.538248	24.93%	0
2008*	10.000000	6.834262	-31.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.211873	11.091106	8.61%	0
2011	10.374143	10.211873	-1.56%	0
2010	9.639911	10.374143	7.62%	0
2009	8.299494	9.639911	16.15%	0
2008*	10.000000	8.299494	-17.01%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.768140	12.515375	6.35%	0
2011	11.185077	11.768140	5.21%	0
2010	10.585430	11.185077	5.66%	0
2009	9.858821	10.585430	7.37%	104
2008*	10.000000	9.858821	-1.41%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.634477	13.357432	5.72%	0
2011	12.070481	12.634477	4.67%	0
2010	11.311614	12.070481	6.71%	0
2009	9.842789	11.311614	14.92%	0
2008*	10.000000	9.842789	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.807757	22.915695	15.69%	0
2011	25.852862	19.807757	-23.38%	0
2010	22.546141	25.852862	14.67%	0
2009	13.987189	22.546141	61.19%	0
2008	33.552578	13.987189	-58.31%	0
2007	23.352634	33.552578	43.68%	0
2006	17.305110	23.352634	34.95%	0
2005	13.218203	17.305110	30.92%	0
2004	11.091469	13.218203	19.17%	0
2003	6.799600	11.091469	63.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.838525	25.269004	15.71%	329
2011	28.509847	21.838525	-23.40%	328
2010	24.854962	28.509847	14.70%	328
2009	15.403444	24.854962	61.36%	268
2008	37.009267	15.403444	-58.38%	628
2007	25.763929	37.009267	43.65%	285
2006	19.102228	25.763929	34.87%	196
2005	14.588946	19.102228	30.94%	152
2004	12.240339	14.588946	19.19%	122
2003	7.505927	12.240339	63.08%	63
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	16.805888	17.093915	1.71%	1,609
2011	15.874902	16.805888	5.86%	4,251
2010	15.349977	15.874902	3.42%	4,280
2009	15.144983	15.349977	1.35%	4,486
2008	14.244815	15.144983	6.32%	5,829
2007	13.469262	14.244815	5.76%	5,665
2006	13.204965	13.469262	2.00%	5,492
2005	12.955598	13.204965	1.92%	5,587
2004	12.711565	12.955598	1.92%	5,113
2003	12.626432	12.711565	0.67%	4,712

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.544124	12.031039	14.10%	0
2011	11.838799	10.544124	-10.94%	0
2010	10.587452	11.838799	11.82%	0
2009	8.269122	10.587452	28.04%	0
2008	15.531453	8.269122	-46.76%	0
2007	12.377189	15.531453	25.48%	0
2006	9.430813	12.377189	31.24%	0
2005	7.337885	9.430813	28.52%	0
2004	6.510418	7.337885	12.71%	0
2003	4.863546	6.510418	33.86%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.816137	19.182445	14.07%	0
2011	18.880835	16.816137	-10.94%	0
2010	16.888271	18.880835	11.80%	0
2009	13.195412	16.888271	27.99%	0
2008	24.776488	13.195412	-46.74%	0
2007	19.744200	24.776488	25.49%	0
2006	15.045739	19.744200	31.23%	0
2005	11.709868	15.045739	28.49%	633
2004	10.374988	11.709868	12.87%	0
2003	7.767159	10.374988	33.58%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.628054	8.899785	16.67%	0
2011	8.867807	7.628054	-13.98%	0
2010	8.365616	8.867807	6.00%	0
2009	6.590334	8.365616	26.94%	0
2008	11.733135	6.590334	-43.83%	821
2007	10.868126	11.733135	7.96%	0
2006*	10.000000	10.868126	8.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.008386	14.880689	14.39%	1,188
2011	13.718712	13.008386	-5.18%	1,189
2010	12.125482	13.718712	13.14%	1,190
2009	9.657744	12.125482	25.55%	1,913
2008	15.493447	9.657744	-37.67%	4,786
2007	14.815857	15.493447	4.57%	7,674
2006	12.843911	14.815857	15.35%	6,983
2005	12.056354	12.843911	6.53%	6,079
2004	10.712555	12.056354	12.54%	5,056
2003	8.230619	10.712555	30.15%	43
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.453829	13.445256	7.96%	0
2011	12.506867	12.453829	-0.42%	0
2010	11.539047	12.506867	8.39%	0
2009*	10.000000	11.539047	15.39%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.080661	14.491720	10.79%	0
2011	13.377772	13.080661	-2.22%	0
2010	12.098401	13.377772	10.57%	0
2009*	10.000000	12.098401	20.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.871264	13.361029	3.81%	661
2011	12.669107	12.871264	1.60%	661
2010	12.121663	12.669107	4.52%	661
2009	11.258535	12.121663	7.67%	661
2008	12.137877	11.258535	-7.24%	661
2007	11.670602	12.137877	4.00%	993
2006	11.137379	11.670602	4.79%	856
2005	10.922479	11.137379	1.97%	501
2004	10.574381	10.922479	3.29%	352
2003	9.928642	10.574381	6.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.271179	14.514442	9.37%	4,810
2011	13.451045	13.271179	-1.34%	4,811
2010	12.287158	13.451045	9.47%	10,978
2009	10.449446	12.287158	17.59%	10,979
2008	13.784623	10.449446	-24.19%	10,592
2007	13.219043	13.784623	4.28%	10,615
2006	12.027221	13.219043	9.91%	11,276
2005	11.567029	12.027221	3.98%	13,663
2004	10.699107	11.567029	8.11%	11,903
2003	9.029424	10.699107	18.49%	6,434
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.288387	14.919941	12.28%	13,326
2011	13.755584	13.288387	-3.40%	13,545
2010	12.351443	13.755584	11.37%	17,460
2009	10.060199	12.351443	22.78%	17,523
2008	14.856478	10.060199	-32.28%	23,750
2007	14.181041	14.856478	4.76%	22,546
2006	12.543415	14.181041	13.06%	20,604
2005	11.868786	12.543415	5.68%	14,370
2004	10.727781	11.868786	10.64%	10,706
2003	8.582311	10.727781	25.00%	1,233

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.336642	14.221146	6.63%	2,476
2011	13.238865	13.336642	0.74%	2,476
2010	12.360498	13.238865	7.11%	2,476
2009	10.931514	12.360498	13.07%	2,476
2008	13.036813	10.931514	-16.15%	2,476
2007	12.478314	13.036813	4.48%	2,121
2006	11.660102	12.478314	7.02%	1,563
2005	11.306072	11.660102	3.13%	937
2004	10.689699	11.306072	5.77%	304
2003	9.525559	10.689699	12.22%	49
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.415824	15.715168	17.14%	3,901
2011	13.902694	13.415824	-3.50%	12,240
2010	12.946450	13.902694	7.39%	16,696
2009*	10.000000	12.946450	29.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.561458	30.796005	15.94%	1,314
2011	27.613148	26.561458	-3.81%	291
2010	22.168141	27.613148	24.56%	318
2009	16.423543	22.168141	34.98%	326
2008	26.189909	16.423543	-37.29%	326
2007	24.671671	26.189909	6.15%	301
2006	22.746284	24.671671	8.46%	442
2005	20.557736	22.746284	10.65%	704
2004	17.997152	20.557736	14.23%	250
2003	13.541599	17.997152	32.90%	311
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.594459	11.443331	-1.30%	21,546
2011	11.746742	11.594459	-1.30%	105
2010	11.901442	11.746742	-1.30%	103
2009	12.053139	11.901442	-1.26%	3,851
2008	11.966147	12.053139	0.73%	504
2007	11.570104	11.966147	3.42%	678
2006	11.214049	11.570104	3.18%	447
2005	11.066094	11.214049	1.34%	3,319
2004	11.121610	11.066094	-0.50%	612
2003	11.198034	11.121610	-0.68%	7,862

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	17.018800	18.854634	10.79%	179
2011	16.336106	17.018800	4.18%	619
2010	14.966630	16.336106	9.15%	2,101
2009	12.191449	14.966630	22.76%	2,239
2008	14.934416	12.191449	-18.37%	2,313
2007	14.463279	14.934416	3.26%	2,107
2006	13.977022	14.463279	3.48%	1,972
2005	13.858482	13.977022	0.86%	1,105
2004	13.179840	13.858482	5.15%	507
2003	11.910299	13.179840	10.66%	459
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2012	13.571899	15.527231	14.41%	0
2011	15.163895	13.571899	-10.50%	0
2010	13.460527	15.163895	12.65%	0
2009*	10.000000	13.460527	34.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.254592	9.432608	14.27%	38
2011	9.227404	8.254592	-10.54%	1,353
2010	8.198125	9.227404	12.56%	1,353
2009	6.086866	8.198125	34.69%	1,614
2008*	10.000000	6.086866	-39.13%	413
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.115987	15.176225	15.71%	0
2011	15.841102	13.115987	-17.20%	0
2010	15.125104	15.841102	4.73%	0
2009	11.802643	15.125104	28.15%	0
2008	22.282710	11.802643	-47.03%	88
2007	21.934820	22.282710	1.59%	64
2006	18.104708	21.934820	21.16%	13
2005	16.369372	18.104708	10.60%	0
2004	13.790762	16.369372	18.70%	0
2003*	10.000000	13.790762	37.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.829654	10.139854	14.84%	96
2011	9.213458	8.829654	-4.17%	139
2010	8.081308	9.213458	14.01%	1,928
2009	6.309071	8.081308	28.09%	253
2008*	10.000000	6.309071	-36.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.688842	11.265723	16.28%	0
2011	10.423944	9.688842	-7.05%	0
2010*	10.000000	10.423944	4.24%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.163084	9.474025	16.06%	0
2011	8.806953	8.163084	-7.31%	0
2010	7.914167	8.806953	11.28%	0
2009	6.293303	7.914167	25.76%	0
2008*	10.000000	6.293303	-37.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.241391	10.480364	13.41%	2,526
2011	9.776372	9.241391	-5.47%	11,442
2010	7.810388	9.776372	25.17%	13,419
2009	6.224956	7.810388	25.47%	13,571
2008*	10.000000	6.224956	-37.75%	137
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.820513	11.276879	14.83%	3,285
2011	10.186047	9.820513	-3.59%	5,239
2010	8.626530	10.186047	18.08%	5,326
2009	6.698993	8.626530	28.77%	5,747
2008*	10.000000	6.698993	-33.01%	300
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.745569	15.389494	11.96%	37
2011	14.017124	13.745569	-1.94%	37
2010	11.320708	14.017124	23.82%	159
2009	8.998682	11.320708	25.80%	159
2008	17.016399	8.998682	-47.12%	505
2007	15.709991	17.016399	8.32%	747
2006	15.421797	15.709991	1.87%	666
2005	14.454824	15.421797	6.69%	429
2004	12.912822	14.454824	11.94%	331
2003	9.743886	12.912822	32.52%	271
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.048777	35.720804	18.88%	312
2011	32.069864	30.048777	-6.30%	666
2010	25.664079	32.069864	24.96%	746
2009	20.601414	25.664079	24.57%	751
2008	30.764759	20.601414	-33.04%	1,056
2007	33.480497	30.764759	-8.11%	804
2006	28.919087	33.480497	15.77%	1,942
2005	28.425391	28.919087	1.74%	1,913
2004	24.552470	28.425391	15.77%	1,728
2003	15.858883	24.552470	54.82%	1,710

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.056338	29.703615	14.00%	522
2011	27.952739	26.056338	-6.78%	532
2010	22.598710	27.952739	23.69%	957
2009	16.997792	22.598710	32.95%	983
2008	27.862455	16.997792	-38.99%	1,145
2007	27.642106	27.862455	0.80%	1,074
2006	24.996065	27.642106	10.59%	922
2005	22.547136	24.996065	10.86%	664
2004	19.193041	22.547136	17.48%	620
2003	13.789861	19.193041	39.18%	1,007
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.961658	13.483928	12.73%	401
2011	12.055137	11.961658	-0.78%	586
2010	10.765841	12.055137	11.98%	1,059
2009	8.650226	10.765841	24.46%	1,349
2008	14.995969	8.650226	-42.32%	1,753
2007	14.045448	14.995969	6.77%	2,623
2006	12.523258	14.045448	12.15%	2,729
2005	11.808950	12.523258	6.05%	3,346
2004	10.901442	11.808950	8.32%	2,713
2003	8.661797	10.901442	25.86%	2,342
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.762846	11.156789	14.28%	984
2011	9.287398	9.762846	5.12%	1,074
2010	7.228034	9.287398	28.49%	1,900
2009	5.597338	7.228034	29.13%	1,985
2008*	10.000000	5.597338	-44.03%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.532312	10.761332	2.17%	1,394
2011	10.533921	10.532312	-0.02%	0
2010	10.420495	10.533921	1.09%	0
2009	9.856957	10.420495	5.72%	69
2008*	10.000000	9.856957	-1.43%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.723024	13.833939	18.01%	14
2011	13.562540	11.723024	-13.56%	84
2010	12.921098	13.562540	4.96%	84
2009*	10.000000	12.921098	29.21%	301

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.426179	10.764190	3.24%	0
2011	10.532710	10.426179	-1.01%	0
2010	10.135756	10.532710	3.92%	0
2009	9.061609	10.135756	11.85%	97
2008	10.605123	9.061609	-14.55%	198
2007	10.256191	10.605123	3.40%	185
2006	9.971898	10.256191	2.85%	0
2005	9.959135	9.971898	0.13%	0
2004*	10.000000	10.012296	0.12%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.056887	8.653368	7.40%	0
2011	8.250275	8.056887	-2.34%	0
2010	6.988376	8.250275	18.06%	0
2009	5.767972	6.988376	21.16%	0
2008	9.655389	5.767972	-40.26%	379
2007	9.733157	9.655389	-0.80%	0
2006*	10.000000	9.733157	-2.67%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.759393	13.975804	9.53%	0
2011	13.337975	12.759393	-4.34%	0
2010	10.999572	13.337975	21.26%	50
2009	8.479606	10.999572	29.72%	51
2008	14.187383	8.479606	-40.23%	51
2007	13.358247	14.187383	6.21%	259
2006	11.902710	13.358247	12.23%	265
2005	11.285193	11.902710	5.47%	132
2004*	10.000000	11.285193	12.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	15.008541	16.904418	12.63%	0
2011	15.382586	15.008541	-2.43%	0
2010	14.243730	15.382586	8.00%	0
2009	9.985816	14.243730	42.64%	4,063
2008	18.570724	9.985816	-46.23%	4,460
2007	16.484240	18.570724	12.66%	4,462
2006	15.471084	16.484240	6.55%	4,527
2005	14.913859	15.471084	3.74%	2,972
2004	10.933007	14.130159	29.24%	2,353
2003	15.145026	10.933007	-27.81%	2,102

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.233377	16.358392	14.93%	658
2011	14.264164	14.233377	-0.22%	1,818
2010	11.337902	14.264164	25.81%	1,896
2009	8.662587	11.337902	30.88%	1,898
2008	17.232342	8.662587	-49.73%	1,975
2007	16.420733	17.232342	4.94%	1,815
2006	16.158843	16.420733	1.62%	2,406
2005	14.574407	16.158843	10.87%	2,202
2004	9.945321	12.328183	23.96%	1,630
2003	13.954638	9.945321	-28.73%	1,775
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.426250	23.242922	19.65%	2,411
2011	21.455757	19.426250	-9.46%	4,167
2010	18.743899	21.455757	14.47%	4,224
2009	13.594259	18.743899	37.88%	4,267
2008	23.030564	13.594259	-40.97%	4,667
2007	21.944788	23.030564	4.95%	3,744
2006	18.891396	21.944788	16.16%	3,115
2005	16.739434	18.891396	12.86%	2,451
2004*	10.000000	14.228585	42.29%	816
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.230733	14.638367	19.69%	542
2011	13.511686	12.230733	-9.48%	5,417
2010	11.804875	13.511686	14.46%	5,482
2009	8.557055	11.804875	37.95%	5,528
2008	14.495447	8.557055	-40.97%	6,006
2007	13.814456	14.495447	4.93%	6,268
2006	11.891977	13.814456	16.17%	6,503
2005	10.540076	11.891977	12.83%	6,724
2004	6.348332	8.961533	41.16%	9,726
2003	8.260515	6.348332	-23.15%	9,257
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.155553	1.56%	22
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.426463	15.487256	15.35%	1,831
2011	13.604887	13.426463	-1.31%	5,060
2010	11.871691	13.604887	14.60%	5,085
2009	9.376011	11.871691	26.62%	5,269
2008	15.439159	9.376011	-39.27%	5,354
2007	14.980884	15.439159	3.06%	4,778
2006	13.195056	14.980884	13.53%	4,402
2005	12.614486	13.195056	4.60%	5,411
2004	9.335444	11.676116	25.07%	3,892
2003	11.648072	9.335444	-19.85%	3,484

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.531296	11.099180	16.45%	167
2011	9.875060	9.531296	-3.48%	168
2010	8.107393	9.875060	21.80%	169
2009	5.987212	8.107393	35.41%	137
2008	9.757357	5.987212	-38.64%	305
2007	10.007657	9.757357	-2.50%	139
2006*	10.000000	10.007657	0.08%	23
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.624494	6.24%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.557857	13.042689	3.86%	0
2011	11.735153	12.557857	7.01%	0
2010	10.870871	11.735153	7.95%	0
2009*	10.000000	10.870871	8.71%	146
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.334165	11.829684	4.37%	6
2011	11.368465	11.334165	-0.30%	35
2010	10.950340	11.368465	3.82%	36
2009*	10.000000	10.950340	9.50%	123
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2012	13.949036	14.972496	7.34%	0
2011	12.655520	13.949036	10.22%	0
2010	11.860177	12.655520	6.71%	0
2009	10.153568	11.860177	16.81%	0
2008	11.064532	10.153568	-8.23%	0
2007	10.132387	11.064532	9.20%	0
2006*	10.000000	10.132387	1.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	14.143480	15.299257	8.17%	0
2011	13.830702	14.143480	2.26%	0
2010	12.961276	13.830702	6.71%	0
2009	11.516424	12.961276	12.55%	0
2008	11.139136	11.516424	3.39%	0
2007	10.379205	11.139136	7.32%	0
2006*	10.000000	10.379205	3.79%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.004024	10.811694	8.07%	16,341
2011*	10.000000	10.004024	0.04%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2012	10.975482	11.656263	6.20%	0
2011	12.650700	10.975482	-13.24%	0
2010	9.862318	12.650700	28.27%	0
2009	6.322436	9.862318	55.99%	0
2008	11.291953	6.322436	-44.01%	0
2007	11.003808	11.291953	2.62%	0
2006*	10.000000	11.003808	10.04%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.488675	14.854028	29.29%	239
2011	10.544560	11.488675	8.95%	0
2010*	10.000000	10.544560	5.45%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.459146	12.377498	8.01%	0
2011	10.989038	11.459146	4.28%	0
2010	10.391310	10.989038	5.75%	0
2009	9.602059	10.391310	8.22%	0
2008	10.834137	9.602059	-11.37%	100
2007	10.409923	10.834137	4.08%	144
2006*	10.000000	10.409923	4.10%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	40.402661	47.038503	16.42%	0
2011	38.243765	40.402661	5.65%	0
2010	35.306707	38.243765	8.32%	0
2009	27.472344	35.306707	28.52%	0
2008	32.737222	27.472344	-16.08%	36
2007	31.136832	32.737222	5.14%	36
2006	28.469072	31.136832	9.37%	100
2005	25.695091	28.469072	10.80%	101
2004	18.742335	23.653460	26.20%	100
2003	17.385852	18.742335	7.80%	15
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2012	12.854527	14.443509	12.36%	0
2011	13.520910	12.854527	-4.93%	0
2010	12.962191	13.520910	4.31%	0
2009	9.909413	12.962191	30.81%	0
2008	18.131384	9.909413	-45.35%	0
2007	16.032327	18.131384	13.09%	0
2006	12.980403	16.032327	23.51%	0
2005	11.840306	12.980403	9.63%	0
2004	8.125827	10.219258	25.76%	0
2003*	10.000000	8.125827	-18.74%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.406309	50.486228	28.12%	0
2011	53.762017	39.406309	-26.70%	201
2010	42.943373	53.762017	25.19%	201
2009	20.409502	42.943373	110.41%	201
2008	58.713950	20.409502	-65.24%	201
2007	43.230067	58.713950	35.82%	201
2006	31.398017	43.230067	37.68%	201
2005	24.099223	31.398017	30.29%	201
2004	12.744182	19.394982	52.19%	324
2003	13.298062	12.744182	-4.17%	330
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	47.351010	48.316428	2.04%	13
2011	57.419739	47.351010	-17.54%	0
2010	45.015030	57.419739	27.56%	0
2009	28.951032	45.015030	55.49%	0
2008	54.446893	28.951032	-46.83%	0
2007	37.953355	54.446893	43.46%	0
2006	30.886919	37.953355	22.88%	0
2005	20.631596	30.886919	49.71%	0
2004	11.774488	16.826365	42.91%	0
2003	12.277582	11.774488	-4.10%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.639938	-3.60%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.419739	16.416717	6.47%	367
2011	16.375138	15.419739	-5.83%	0
2010	13.086941	16.375138	25.13%	0
2009*	10.000000	13.086941	30.87%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.819678	11.475886	16.87%	3,184
2011	10.893002	9.819678	-9.85%	1,400
2010	8.722650	10.893002	24.88%	1,376
2009	6.198064	8.722650	40.73%	5,021
2008*	10.000000	6.198064	-38.02%	1,790
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.150789	1.51%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.975831	14.804972	5.93%	13,034
2011	12.677558	13.975831	10.24%	12,082
2010	12.225190	12.677558	3.70%	11,583
2009	11.243940	12.225190	8.73%	11,577
2008	11.581808	11.243940	-2.92%	16,145
2007	10.723102	11.581808	8.01%	10,704
2006	10.699603	10.723102	0.22%	9,677
2005	10.678747	10.699603	0.20%	8,287
2004	10.230418	10.678747	4.38%	4,994
2003*	10.000000	10.230418	2.30%	888
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.293928	15.047642	13.19%	2,484
2011	13.068760	13.293928	1.72%	3,051
2010	11.605666	13.068760	12.61%	3,385
2009	9.961739	11.605666	16.50%	5,028
2008	15.437641	9.961739	-35.47%	5,749
2007	15.660629	15.437641	-1.42%	5,605
2006	13.557656	15.660629	15.51%	6,629
2005	13.134404	13.557656	3.22%	5,586
2004	11.783152	13.134404	11.47%	6,286
2003	9.233843	11.783152	27.61%	3,581
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	13.675763	16.345603	19.52%	0
2011	15.760559	13.675763	-13.23%	0
2010	14.101544	15.760559	11.76%	0
2009	10.686293	14.101544	31.96%	0
2008	19.632988	10.686293	-45.57%	0
2007	16.858919	19.632988	16.45%	0
2006	13.668353	16.858919	23.34%	0
2005	12.233397	13.668353	11.73%	0
2004	10.790402	12.233397	13.37%	0
2003	8.784787	10.790402	22.83%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.745193	13.478073	14.75%	2,194
2011	11.988741	11.745193	-2.03%	1,495
2010	10.190630	11.988741	17.64%	2,325
2009	7.949586	10.190630	28.19%	1,646
2008	10.652040	7.949586	-25.37%	2,591
2007	11.053441	10.652040	-3.63%	2,286
2006*	10.000000	11.053441	10.53%	805
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	19.122698	21.613509	13.03%	0
2011	19.189175	19.122698	-0.35%	0
2010	17.149628	19.189175	11.89%	0
2009	14.503440	17.149628	18.25%	11,785
2008	20.078494	14.503440	-27.77%	14,811
2007	21.457342	20.078494	-6.43%	17,280
2006	18.330797	21.457342	17.06%	22,871
2005	17.690426	18.330797	3.62%	11,196
2004	15.684387	17.690426	12.79%	6,866
2003	12.328634	15.684387	27.22%	4,225
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.421855	13.475079	8.48%	5,198
2011	13.067152	12.421855	-4.94%	3,062
2010	12.067934	13.067152	8.28%	491
2009*	10.000000	12.067934	20.68%	10
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.056008	17.190298	14.18%	13,667
2011	15.176213	15.056008	-0.79%	14,448
2010	12.226094	15.176213	24.13%	19,144
2009	9.912640	12.226094	23.34%	22,962
2008	14.544896	9.912640	-31.85%	25,232
2007	14.842255	14.544896	-2.00%	46,135
2006	13.149784	14.842255	12.87%	58,256
2005	12.430106	13.149784	5.79%	50,429
2004	10.337754	12.430106	20.24%	35,310
2003	7.605654	10.337754	35.92%	10,171
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.305934	12.488505	10.46%	31
2011	11.357968	11.305934	-0.46%	350
2010	10.027613	11.357968	13.27%	646
2009	7.599551	10.027613	31.95%	860
2008	11.747891	7.599551	-35.31%	886
2007	11.049299	11.747891	6.32%	963
2006	10.256425	11.049299	7.73%	1,026
2005	10.033608	10.256425	2.22%	1,487
2004	9.576172	10.033608	4.78%	1,059
2003	7.703845	9.576172	24.30%	531

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	13.077254	14.930538	14.17%	119,380
2011	13.011532	13.077254	0.51%	153,861
2010	11.485265	13.011532	13.29%	253,893
2009	9.215577	11.485265	24.63%	346,945
2008	14.861839	9.215577	-37.99%	439,821
2007	14.314078	14.861839	3.83%	512,295
2006	12.562472	14.314078	13.94%	518,534
2005	12.163248	12.562472	3.28%	421,048
2004	11.143887	12.163248	9.15%	262,398
2003	8.800186	11.143887	26.63%	108,695
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.617148	17.012719	8.94%	7,655
2011	14.521692	15.617148	7.54%	8,940
2010	12.765013	14.521692	13.76%	6,883
2009	10.557930	12.765013	20.90%	7,426
2008	15.192008	10.557930	-30.50%	7,258
2007	14.375687	15.192008	5.68%	6,117
2006	12.510464	14.375687	14.91%	5,345
2005	12.149293	12.510464	2.97%	4,160
2004	11.723937	12.149293	3.63%	2,034
2003	9.807948	11.723937	19.54%	1,312
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.186390	17.519704	8.24%	3,055
2011	16.042727	16.186390	0.90%	2,997
2010	14.987624	16.042727	7.04%	2,980
2009	12.614835	14.987624	18.81%	3,168
2008	13.792665	12.614835	-8.54%	3,361
2007	13.268123	13.792665	3.95%	3,649
2006	12.912779	13.268123	2.75%	4,036
2005	12.921360	12.912779	-0.07%	6,197
2004	12.640599	12.921360	2.22%	2,836
2003	12.244728	12.640599	3.23%	731
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.154354	12.289221	10.17%	2,694
2011	11.338883	11.154354	-1.63%	0
2010	10.195394	11.338883	11.22%	0
2009	8.324343	10.195394	22.48%	0
2008	11.262606	8.324343	-26.09%	0
2007	10.508981	11.262606	7.17%	0
2006*	10.000000	10.508981	5.09%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.632757	11.872166	11.66%	6,080
2011	10.900559	10.632757	-2.46%	1,256
2010	9.648611	10.900559	12.98%	3,172
2009	7.595069	9.648611	27.04%	4,098
2008	11.442011	7.595069	-33.62%	6,371
2007	10.528964	11.442011	8.67%	2,052
2006*	10.000000	10.528964	5.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.066257	11.467459	13.92%	5,657
2011	10.486471	10.066257	-4.01%	3,783
2010	9.163717	10.486471	14.43%	3,928
2009	7.069088	9.163717	29.63%	6,316
2008	11.572273	7.069088	-38.91%	8,121
2007	10.549111	11.572273	9.70%	6,227
2006*	10.000000	10.549111	5.49%	14,601
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	19.838769	22.761930	14.73%	0
2011	20.654363	19.838769	-3.95%	0
2010	17.878120	20.654363	15.53%	0
2009	13.358484	17.878120	33.83%	101,196
2008	23.597432	13.358484	-43.39%	107,362
2007	20.357800	23.597432	15.91%	123,819
2006	18.492427	20.357800	10.09%	131,553
2005	16.041996	18.492427	15.28%	73,251
2004	14.098807	16.041996	13.78%	20,371
2003	11.134608	14.098807	26.62%	8,233
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.694050	10.015617	3.32%	21,516
2011	10.365409	9.694050	-6.48%	33,820
2010	8.817909	10.365409	17.55%	42,906
2009	6.057053	8.817909	45.58%	32,359
2008	13.466625	6.057053	-55.02%	30,475
2007	9.373560	13.466625	43.67%	36,825
2006*	10.000000	9.373560	-6.26%	585
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.485799	16.745892	15.60%	17,660
2011	14.558594	14.485799	-0.50%	16,361
2010	12.822952	14.558594	13.54%	17,102
2009	9.996397	12.822952	28.28%	18,691
2008	17.686387	9.996397	-43.48%	19,328
2007	17.679134	17.686387	0.04%	18,930
2006	14.923707	17.679134	18.46%	18,929
2005	14.303761	14.923707	4.33%	16,116
2004	13.017728	14.303761	9.88%	10,470
2003	10.133398	13.017728	28.46%	4,220

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2012	9.627763	11.345994	17.85%	0
2011	9.551006	9.627763	0.80%	0
2010	7.829580	9.551006	21.99%	0
2009	5.446575	7.829580	43.75%	1,178
2008	12.286083	5.446575	-55.67%	1,264
2007	10.122583	12.286083	21.37%	1,193
2006	9.744182	10.122583	3.88%	1,130
2005	9.073103	9.744182	7.40%	1,060
2004	8.590785	9.073103	5.61%	1,269
2003	6.716136	8.590785	27.91%	1,192
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.499038	14.123356	13.00%	15,780
2011	12.651861	12.499038	-1.21%	16,432
2010	10.337912	12.651861	22.38%	21,229
2009	8.177572	10.337912	26.42%	21,351
2008	15.710359	8.177572	-47.95%	21,284
2007	12.553328	15.710359	25.15%	16,082
2006	11.922071	12.553328	5.29%	16,472
2005	11.435966	11.922071	4.25%	17,615
2004	11.226098	11.435966	1.87%	140,001
2003	8.570136	11.226098	30.99%	3,771
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.953786	15.719020	12.65%	1,737
2011	13.609972	13.953786	2.53%	2,300
2010	12.124453	13.609972	12.25%	4,462
2009	8.548305	12.124453	41.83%	5,776
2008	11.563598	8.548305	-26.08%	7,197
2007	11.419344	11.563598	1.26%	13,757
2006	10.411407	11.419344	9.68%	24,706
2005	10.293759	10.411407	1.14%	18,332
2004	9.532130	10.293759	7.99%	10,370
2003	7.610038	9.532130	25.26%	3,458
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.842105	13.328934	12.56%	6,639
2011	11.542627	11.842105	2.59%	4,369
2010	10.294121	11.542627	12.13%	6,406
2009	7.249915	10.294121	41.99%	10,606
2008	9.796088	7.249915	-25.99%	3,385
2007*	10.000000	9.796088	-2.04%	2,806

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.568328	14.156871	4.34%	13,463
2011	12.828733	13.568328	5.77%	13,257
2010	12.076844	12.828733	6.23%	14,594
2009	10.583295	12.076844	14.11%	17,218
2008	11.099433	10.583295	-4.65%	18,126
2007	10.797409	11.099433	2.80%	18,385
2006	10.493546	10.797409	2.90%	17,607
2005	10.419995	10.493546	0.71%	11,913
2004	10.125285	10.419995	2.91%	8,034
2003*	10.000000	10.125285	1.25%	326
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.346673	11.712215	13.20%	12,632
2011	11.746913	10.346673	-11.92%	9,468
2010	9.251935	11.746913	26.97%	10,368
2009	6.698216	9.251935	38.13%	9,762
2008	11.224769	6.698216	-40.33%	8,874
2007	9.853242	11.224769	13.92%	8,528
2006*	10.000000	9.853242	-1.47%	3,805
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	13.081522	15.555301	18.91%	596
2011	16.020275	13.081522	-18.34%	611
2010	14.372058	16.020275	11.47%	611
2009	11.522435	14.372058	24.73%	611
2008	20.807759	11.522435	-44.62%	615
2007	17.997284	20.807759	15.62%	615
2006	15.467025	17.997284	16.36%	615
2005	13.177961	15.467025	17.37%	615
2004	11.770648	13.177961	11.96%	615
2003	8.331809	11.770648	41.27%	615
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.127312	14.436022	19.04%	6,976
2011	14.865051	12.127312	-18.42%	8,181
2010	13.333633	14.865051	11.49%	9,364
2009	10.685482	13.333633	24.78%	9,728
2008	19.300799	10.685482	-44.64%	10,149
2007	16.691229	19.300799	15.63%	15,639
2006	14.344227	16.691229	16.36%	14,547
2005	12.226160	14.344227	17.32%	12,826
2004	10.919656	12.226160	11.96%	10,004
2003	7.726686	10.919656	41.32%	5,056

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.201500	16.552264	25.38%	4,102
2011	14.680826	13.201500	-10.08%	3,280
2010	11.768316	14.680826	24.75%	5,317
2009	7.579168	11.768316	55.27%	5,040
2008	15.736301	7.579168	-51.84%	6,835
2007	15.106887	15.736301	4.17%	9,634
2006	13.178479	15.106887	14.63%	8,944
2005	13.025568	13.178479	1.17%	4,925
2004	11.583541	13.025568	12.45%	3,581
2003	7.441418	11.583541	55.66%	916
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.856123	13.175492	11.13%	163
2011	11.738165	11.856123	1.00%	4,757
2010	10.560423	11.738165	11.15%	4,738
2009	7.894728	10.560423	33.77%	2,199
2008	11.376790	7.894728	-30.61%	2,489
2007	11.115728	11.376790	2.35%	1,733
2006*	10.000000	11.115728	11.16%	1,718
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.886094	11.545575	16.79%	3,360
2011	10.412660	9.886094	-5.06%	2,070
2010	8.231833	10.412660	26.49%	5,422
2009	6.460770	8.231833	27.41%	9,061
2008	9.777596	6.460770	-33.92%	6,569
2007	10.153798	9.777596	-3.71%	2,992
2006*	10.000000	10.153798	1.54%	659
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.953922	10.187087	13.77%	254
2011	9.218340	8.953922	-2.87%	254
2010	8.475367	9.218340	8.77%	248
2009	6.595954	8.475367	28.49%	192
2008*	10.000000	6.595954	-34.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.360438	11.564903	11.63%	320
2011	12.481496	10.360438	-16.99%	324
2010	10.766565	12.481496	15.93%	590
2009	6.321955	10.766565	70.30%	813
2008	13.540865	6.321955	-53.31%	1,376
2007	10.666212	13.540865	26.95%	1,280
2006*	10.000000	10.666212	6.66%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
2012	13.629146	15.944981	16.99%	0
2011	15.426648	13.629146	-11.65%	0
2010	14.389319	15.426648	7.21%	0
2009	10.620386	14.389319	35.49%	0
2008	18.013780	10.620386	-41.04%	0
2007	15.771497	18.013780	14.22%	0
2006	13.136416	15.771497	20.06%	0
2005	12.052978	13.136416	8.99%	0
2004	10.278099	12.052978	17.27%	0
2003	7.860031	10.278099	30.76%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.270384	10.818803	16.70%	581
2011	10.520509	9.270384	-11.88%	589
2010	9.837385	10.520509	6.94%	1,188
2009	7.268362	9.837385	35.35%	1,237
2008	12.360786	7.268362	-41.20%	7,558
2007	10.854263	12.360786	13.88%	5,238
2006*	10.000000	10.854263	8.54%	2,382
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.494107	17.586463	13.50%	2,070
2011	15.837090	15.494107	-2.17%	2,856
2010	14.035512	15.837090	12.84%	2,827
2009	11.987524	14.035512	17.08%	2,365
2008	11.441428	11.987524	4.77%	7,494
2007	10.446327	11.441428	9.53%	675
2006*	10.000000	10.446327	4.46%	601
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.219489	2.19%	190
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
2012	8.485310	9.757529	14.99%	0
2011	10.215975	8.485310	-16.94%	0
2010	8.951281	10.215975	14.13%	0
2009	7.578555	8.951281	18.11%	0
2008	12.468578	7.578555	-39.22%	0
2007	11.608696	12.468578	7.41%	0
2006*	10.000000	11.608696	16.09%	0
Guggenheim SBL Fund - Series J (StylePlus Mid Cap Growth Strategy Series) - Q/NQ
2012	8.867734	10.129125	14.22%	0
2011	9.395338	8.867734	-5.62%	0
2010	7.669714	9.395338	22.50%	0
2009	5.400494	7.669714	42.02%	0
2008	9.118956	5.400494	-40.78%	0
2007	10.320878	9.118956	-11.65%	0
2006*	10.000000	10.320878	3.21%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
2012	11.102264	12.407229	11.75%	0
2011	11.180762	11.102264	-0.70%	0
2010	10.250996	11.180762	9.07%	0
2009	8.271398	10.250996	23.93%	0
2008	11.517362	8.271398	-28.18%	0
2007	11.010997	11.517362	4.60%	0
2006*	10.000000	11.010997	10.11%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
2012	9.997819	11.391585	13.94%	0
2011	10.594846	9.997819	-5.64%	0
2010	9.209575	10.594846	15.04%	0
2009	7.018770	9.209575	31.21%	0
2008	11.555230	7.018770	-39.26%	0
2007	11.393429	11.555230	1.42%	0
2006*	10.000000	11.393429	13.93%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
2012	14.079678	15.954136	13.31%	0
2011	14.277168	14.079678	-1.38%	0
2010	12.537717	14.277168	13.87%	0
2009	7.356950	12.537717	70.42%	0
2008	10.650762	7.356950	-30.93%	0
2007	10.577747	10.650762	0.69%	0
2006*	10.000000	10.577747	5.78%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
2012	12.392098	14.609153	17.89%	0
2011	13.168176	12.392098	-5.89%	0
2010	10.951541	13.168176	20.24%	0
2009	7.119358	10.951541	53.83%	0
2008	11.751183	7.119358	-39.42%	0
2007	10.805147	11.751183	8.76%	0
2006*	10.000000	10.805147	8.05%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
2012	11.479898	13.263226	15.53%	0
2011	12.579476	11.479898	-8.74%	0
2010	10.824826	12.579476	16.21%	0
2009	7.623979	10.824826	41.98%	0
2008	10.803640	7.623979	-29.43%	0
2007	10.752333	10.803640	0.48%	0
2006*	10.000000	10.752333	7.52%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series X (StylePlus Small Cap Growth Strategy Series) - Q/NQ
2012	9.291945	10.225369	10.05%	0
2011	9.607057	9.291945	-3.28%	0
2010	7.485480	9.607057	28.34%	0
2009	5.612552	7.485480	33.37%	0
2008	10.780612	5.612552	-47.94%	0
2007	10.348974	10.780612	4.17%	0
2006*	10.000000	10.348974	3.49%	0
Guggenheim SBL Fund - Series Y (StylePlus Large Cap Growth Strategy Series) - Q/NQ
2012	8.880223	9.698671	9.22%	0
2011	9.408083	8.880223	-5.61%	0
2010	8.175667	9.408083	15.07%	0
2009	6.218075	8.175667	31.48%	0
2008	10.016465	6.218075	-37.92%	0
2007	10.823320	10.016465	-7.45%	0
2006*	10.000000	10.823320	8.23%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.642499	-3.58%	396
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2012	11.126323	13.269579	19.26%	0
2011	10.849737	11.126323	2.55%	0
2010	10.445282	10.849737	3.87%	0
2009	8.293118	10.445282	25.95%	0
2008	11.777393	8.293118	-29.58%	0
2007	10.674020	11.777393	10.34%	0
2006*	10.000000	10.674020	6.74%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2012	8.998594	11.373049	26.39%	0
2011	9.756542	8.998594	-7.77%	0
2010	8.416033	9.756542	15.93%	0
2009	6.486273	8.416033	29.75%	0
2008	11.878721	6.486273	-45.40%	0
2007	12.748349	11.878721	-6.82%	0
2006*	10.000000	12.748349	27.48%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2012	17.068799	19.453172	13.97%	0
2011	18.552670	17.068799	-8.00%	0
2010	16.662980	18.552670	11.34%	0
2009	12.489403	16.662980	33.42%	0
2008	21.235572	12.489403	-41.19%	0
2007	18.765492	21.235572	13.16%	0
2006	14.833478	18.765492	26.51%	0
2005	12.750019	14.833478	16.34%	0
2004	10.422497	12.750019	22.23%	0
2003	8.185996	10.422497	27.32%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.955345	-0.45%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.737053	-2.63%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.136731	24.849103	17.56%	3,484
2011	23.089227	21.136731	-8.46%	5,763
2010	21.536641	23.089227	7.21%	5,330
2009	17.458570	21.536641	23.36%	4,798
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	19.838867	23.218567	17.04%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.625954	17.504752	12.02%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.827190	10.785306	22.18%	7,363
2011	9.615212	8.827190	-8.20%	9,738
2010	9.153635	9.615212	5.04%	14,628
2009	6.354726	9.153635	44.04%	16,282
2008	11.567341	6.354726	-45.06%	24,182
2007	8.582315	11.567341	34.78%	20,162
2006	7.972641	8.582315	7.65%	19,045
2005	7.179879	7.972641	11.04%	17,360
2004	6.169559	7.179879	16.38%	17,198
2003	5.201491	6.169559	18.61%	12,979
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.463381	5.246127	17.54%	8,991
2011	4.953177	4.463381	-9.89%	1,647
2010	4.036206	4.953177	22.72%	1,647
2009	2.607720	4.036206	54.78%	1,647
2008	4.718130	2.607720	-44.73%	1,657
2007	3.930244	4.718130	20.05%	1,657
2006	3.694652	3.930244	6.38%	1,657
2005	3.357287	3.694652	10.05%	1,657
2004	3.384068	3.357287	-0.79%	3,989
2003	2.341922	3.384068	44.50%	3,989

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.444515	12.777721	11.65%	7,352
2011	17.145500	11.444515	-33.25%	0
2010	13.901995	17.145500	23.33%	0
2009	7.869575	13.901995	76.65%	0
2008	16.699513	7.869575	-52.88%	6
2007	13.255546	16.699513	44.66%	6
2006	9.141690	13.255546	45.00%	6
2005	7.023167	9.141690	30.16%	6
2004	5.998356	7.023167	17.08%	2,429
2003	4.519598	5.998356	32.72%	2,429
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.439939	17.147153	18.75%	4,311
2011	14.327528	14.439939	0.78%	3,630
2010	11.764239	14.327528	21.79%	11,673
2009	9.412391	11.764239	24.99%	11,820
2008	14.285188	9.412391	-34.11%	11,917
2007	14.134939	14.285188	1.06%	13,899
2006	12.262752	14.134939	15.27%	20,484
2005	11.381571	12.262752	7.74%	22,811
2004*	10.000000	11.381571	13.82%	4,296
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.224572	2.25%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.136310	11.587269	14.31%	2,982
2011	10.322888	10.136310	-1.81%	2,542
2010	9.408753	10.322888	9.72%	4,624
2009	7.788820	9.408753	20.80%	5,802
2008	11.739304	7.788820	-33.65%	4,525
2007	11.060891	11.739304	6.13%	1,247
2006*	10.000000	11.060891	10.61%	1,469
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.412896	11.908476	14.36%	0
2011	10.746091	10.412896	-3.10%	508
2010*	10.000000	10.746091	7.46%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.686291	8.645469	12.48%	880
2011	7.845440	7.686291	-2.03%	633
2010	6.669101	7.845440	17.64%	852
2009	5.065003	6.669101	31.67%	894
2008	8.376797	5.065003	-39.54%	1,236
2007	7.103661	8.376797	17.92%	812
2006	6.782293	7.103661	4.74%	1,012
2005	6.455208	6.782293	5.07%	939
2004	6.050040	6.455208	6.70%	685
2003	4.620133	6.050040	30.95%	599

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.838017	15.652340	13.11%	15,550
2011	13.936878	13.838017	-0.71%	16,151
2010	12.451066	13.936878	11.93%	16,509
2009*	10.000000	12.451066	24.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.165503	11.604010	14.15%	3,460
2011	10.209472	10.165503	-0.43%	13,433
2010	9.238844	10.209472	10.51%	15,880
2009	7.588470	9.238844	21.75%	15,497
2008	10.954073	7.588470	-30.72%	14,596
2007	10.462278	10.954073	4.70%	10,954
2006*	10.000000	10.462278	4.62%	10,423
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.381759	11.785385	3.55%	108
2011	10.912484	11.381759	4.30%	108
2010	10.436622	10.912484	4.56%	108
2009	9.433308	10.436622	10.64%	455
2008	10.609831	9.433308	-11.09%	438
2007	10.444352	10.609831	1.58%	2,434
2006*	10.000000	10.444352	4.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.069132	12.126730	20.43%	4,891
2011	11.254382	10.069132	-10.53%	4,830
2010	10.249994	11.254382	9.80%	5,070
2009	7.337562	10.249994	39.69%	9,290
2008	12.121527	7.337562	-39.47%	6,700
2007	10.744833	12.121527	12.81%	3,711
2006*	10.000000	10.744833	7.45%	2,456
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.365156	10.846099	15.81%	13,352
2011	9.960000	9.365156	-5.97%	14,119
2010	8.542120	9.960000	16.60%	24,687
2009	6.239296	8.542120	36.91%	28,299
2008	11.337557	6.239296	-44.97%	29,608
2007	10.271422	11.337557	10.38%	11,138
2006*	10.000000	10.271422	2.71%	7,721
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.153379	9.415433	15.48%	2,028
2011	8.453715	8.153379	-3.55%	3,681
2010	7.721847	8.453715	9.48%	1,348
2009	5.989361	7.721847	28.93%	1,462
2008	9.802828	5.989361	-38.90%	1,448
2007*	10.000000	9.802828	-1.97%	517

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.121352	19.348266	13.01%	547
2011	16.716897	17.121352	2.42%	604
2010	14.975621	16.716897	11.63%	810
2009	10.397663	14.975621	44.03%	810
2008	14.636808	10.397663	-28.96%	888
2007	14.387216	14.636808	1.73%	5,317
2006	13.185444	14.387216	9.11%	8,065
2005	13.054643	13.185444	1.00%	9,716
2004	12.019681	13.054643	8.61%	9,348
2003	9.964745	12.019681	20.62%	2,671
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.554747	15.338015	13.16%	4,748
2011	13.235892	13.554747	2.41%	4,492
2010	11.856601	13.235892	11.63%	6,717
2009	8.227523	11.856601	44.11%	8,381
2008	11.599384	8.227523	-29.07%	7,922
2007	11.397886	11.599384	1.77%	10,539
2006	10.446260	11.397886	9.11%	8,078
2005*	10.000000	10.446260	4.46%	4,766
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.547116	13.494159	16.86%	11,444
2011	11.983456	11.547116	-3.64%	10,534
2010	10.492443	11.983456	14.21%	12,485
2009	8.273910	10.492443	26.81%	16,316
2008	13.311361	8.273910	-37.84%	18,958
2007	13.800459	13.311361	-3.54%	34,682
2006	12.069113	13.800459	14.35%	34,466
2005	11.735400	12.069113	2.84%	27,154
2004	10.124293	11.735400	15.91%	16,607
2003	7.808298	10.124293	29.66%	5,085
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.705574	8.889130	15.36%	13,072
2011	8.837654	7.705574	-12.81%	13,347
2010	7.749115	8.837654	14.05%	15,220
2009	5.135407	7.749115	50.90%	20,905
2008*	10.000000	5.135407	-48.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.251044	10.175248	9.99%	1,549
2011	9.685356	9.251044	-4.48%	2,245
2010	7.944449	9.685356	21.91%	4,235
2009	6.122477	7.944449	29.76%	6,728
2008*	10.000000	6.122477	-38.78%	8,951

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.483576	9.720625	14.58%	0
2011	9.185337	8.483576	-7.64%	0
2010	8.099592	9.185337	13.40%	468
2009	6.355008	8.099592	27.45%	0
2008*	10.000000	6.355008	-36.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.919751	10.867888	9.56%	771
2011	10.192308	9.919751	-2.67%	13,718
2010	9.357952	10.192308	8.92%	38
2009	7.916818	9.357952	18.20%	0
2008*	10.000000	7.916818	-20.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.307046	10.433676	12.11%	0
2011	9.771043	9.307046	-4.75%	0
2010	8.812871	9.771043	10.87%	0
2009	7.194892	8.812871	22.49%	0
2008*	10.000000	7.194892	-28.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.655439	11.299466	6.04%	0
2011	10.650655	10.655439	0.04%	0
2010	10.108923	10.650655	5.36%	0
2009	9.066730	10.108923	11.49%	0
2008*	10.000000	9.066730	-9.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.618214	10.661747	10.85%	575
2011	9.982416	9.618214	-3.65%	1,217
2010	9.085842	9.982416	9.87%	1,170
2009	7.552592	9.085842	20.30%	22,849
2008*	10.000000	7.552592	-24.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.968194	10.137244	13.04%	0
2011	9.536164	8.968194	-5.96%	614
2010	8.531026	9.536164	11.78%	894
2009	6.831944	8.531026	24.87%	3,281
2008*	10.000000	6.831944	-31.68%	653
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.192902	11.064882	8.55%	0
2011	10.360114	10.192902	-1.61%	0
2010	9.631751	10.360114	7.56%	0
2009	8.296674	9.631751	16.09%	774
2008*	10.000000	8.296674	-17.03%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.746298	12.485812	6.30%	2,388
2011	11.169967	11.746298	5.16%	4,475
2010	10.576480	11.169967	5.61%	875
2009	9.855478	10.576480	7.32%	2,155
2008*	10.000000	9.855478	-1.45%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.611065	13.325910	5.67%	0
2011	12.054199	12.611065	4.62%	0
2010	11.302080	12.054199	6.65%	0
2009	9.839470	11.302080	14.86%	613
2008*	10.000000	9.839470	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.695139	22.773826	15.63%	0
2011	25.718880	19.695139	-23.42%	0
2010	22.440645	25.718880	14.61%	0
2009	13.928802	22.440645	61.11%	0
2008	33.429532	13.928802	-58.33%	0
2007	23.278840	33.429532	43.60%	0
2006	17.259135	23.278840	34.88%	0
2005	13.189746	17.259135	30.85%	0
2004	11.073210	13.189746	19.11%	0
2003	6.791842	11.073210	63.04%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.731796	25.132746	15.65%	4,751
2011	28.384890	21.731796	-23.44%	5,953
2010	24.758534	28.384890	14.65%	7,212
2009	15.351464	24.758534	61.28%	7,825
2008	36.903183	15.351464	-58.40%	8,795
2007	25.703155	36.903183	43.57%	14,131
2006	19.066801	25.703155	34.81%	6,604
2005	14.569246	19.066801	30.87%	3,451
2004	12.229998	14.569246	19.13%	1,915
2003	7.503370	12.229998	62.99%	461
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	16.164092	16.432766	1.66%	8,176
2011	15.276366	16.164092	5.81%	9,303
2010	14.778718	15.276366	3.37%	12,497
2009	14.588744	14.778718	1.30%	15,284
2008	13.728590	14.588744	6.27%	27,711
2007	12.987757	13.728590	5.70%	38,702
2006	12.739345	12.987757	1.95%	33,059
2005	12.505084	12.739345	1.87%	24,749
2004	12.275758	12.505084	1.87%	10,149
2003	12.199721	12.275758	0.62%	2,937

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.484212	11.956608	14.04%	854
2011	11.777490	10.484212	-10.98%	854
2010	10.537955	11.777490	11.76%	0
2009	8.234631	10.537955	27.97%	0
2008	15.474531	8.234631	-46.79%	0
2007	12.338107	15.474531	25.42%	0
2006	9.405787	12.338107	31.18%	0
2005	7.322103	9.405787	28.46%	0
2004	6.499712	7.322103	12.65%	0
2003	4.858005	6.499712	33.79%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.733973	19.079040	14.01%	4,782
2011	18.798086	16.733973	-10.98%	4,778
2010	16.822765	18.798086	11.74%	8,607
2009	13.150894	16.822765	27.92%	9,823
2008	24.705460	13.150894	-46.77%	9,265
2007	19.697626	24.705460	25.42%	6,132
2006	15.017832	19.697626	31.16%	6,623
2005	11.694054	15.017832	28.42%	1,968
2004	10.366220	11.694054	12.81%	270
2003	7.764530	10.366220	33.51%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.606187	8.869766	16.61%	780
2011	8.846856	7.606187	-14.02%	319
2010	8.350063	8.846856	5.95%	466
2009	6.581420	8.350063	26.87%	318
2008	11.723228	6.581420	-43.86%	265
2007	10.864484	11.723228	7.90%	47
2006*	10.000000	10.864484	8.64%	47
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.943096	14.798477	14.33%	41,649
2011	13.656755	12.943096	-5.23%	48,062
2010	12.076832	13.656755	13.08%	56,711
2009	9.623865	12.076832	25.49%	59,729
2008	15.446943	9.623865	-37.70%	70,269
2007	14.778924	15.446943	4.52%	70,582
2006	12.818377	14.778924	15.29%	54,073
2005	12.038453	12.818377	6.48%	22,509
2004	10.702064	12.038453	12.49%	9,661
2003	8.226725	10.702064	30.09%	3,585
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.437013	13.420290	7.91%	977
2011	12.496296	12.437013	-0.47%	466
2010	11.535143	12.496296	8.33%	421
2009*	10.000000	11.535143	15.35%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.063036	14.464860	10.73%	678
2011	13.366494	13.063036	-2.27%	1,860
2010	12.094311	13.366494	10.52%	0
2009*	10.000000	12.094311	20.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.806695	13.287252	3.75%	1,294
2011	12.611921	12.806695	1.54%	3,937
2010	12.073063	12.611921	4.46%	4,462
2009	11.219083	12.073063	7.61%	5,425
2008	12.101477	11.219083	-7.29%	4,317
2007	11.641531	12.101477	3.95%	4,318
2006	11.115251	11.641531	4.73%	2,566
2005	10.906285	11.115251	1.92%	4,478
2004	10.564049	10.906285	3.24%	4,136
2003	9.923961	10.564049	6.45%	2,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.204604	14.434296	9.31%	46,403
2011	13.390343	13.204604	-1.39%	47,716
2010	12.237903	13.390343	9.42%	56,941
2009	10.412824	12.237903	17.53%	61,139
2008	13.743287	10.412824	-24.23%	59,290
2007	13.186120	13.743287	4.23%	62,597
2006	12.003325	13.186120	9.85%	70,077
2005	11.549873	12.003325	3.93%	52,711
2004	10.688646	11.549873	8.06%	15,298
2003	9.025163	10.688646	18.43%	5,007
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.221717	14.837537	12.22%	78,567
2011	13.693488	13.221717	-3.45%	59,080
2010	12.301916	13.693488	11.31%	66,585
2009	10.024929	12.301916	22.71%	88,346
2008	14.811897	10.024929	-32.32%	88,891
2007	14.145692	14.811897	4.71%	81,376
2006	12.518467	14.145692	13.00%	81,391
2005	11.851157	12.518467	5.63%	60,564
2004	10.717277	11.851157	10.58%	16,745
2003	8.578257	10.717277	24.94%	1,138

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.269686	14.142558	6.58%	11,256
2011	13.179063	13.269686	0.69%	22,000
2010	12.310900	13.179063	7.05%	28,375
2009	10.893172	12.310900	13.01%	30,222
2008	12.997689	10.893172	-16.19%	32,809
2007	12.447195	12.997689	4.42%	31,734
2006	11.636906	12.447195	6.96%	22,908
2005	11.289284	11.636906	3.08%	11,029
2004	10.679239	11.289284	5.71%	307
2003	9.521061	10.679239	12.16%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.397708	15.685978	17.08%	64,877
2011	13.890956	13.397708	-3.55%	80,904
2010	12.942074	13.890956	7.33%	125,873
2009*	10.000000	12.942074	29.42%	11
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.370825	30.559456	15.88%	10,922
2011	27.428840	26.370825	-3.86%	14,486
2010	22.031318	27.428840	24.50%	22,959
2009	16.330450	22.031318	34.91%	28,870
2008	26.054702	16.330450	-37.32%	31,943
2007	24.556798	26.054702	6.10%	34,496
2006	22.651820	24.556798	8.41%	39,273
2005	20.482702	22.651820	10.59%	26,352
2004	17.940543	20.482702	14.17%	13,148
2003	13.505833	17.940543	32.84%	4,655
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.480419	11.325016	-1.35%	49,287
2011	11.637084	11.480419	-1.35%	52,087
2010	11.796315	11.637084	-1.35%	44,420
2009	11.952729	11.796315	-1.31%	67,201
2008	11.872477	11.952729	0.68%	108,034
2007	11.485385	11.872477	3.37%	34,099
2006	11.137564	11.485385	3.12%	25,346
2005	10.996174	11.137564	1.29%	29,440
2004	11.056941	10.996174	-0.55%	19,763
2003	11.138565	11.056941	-0.73%	573

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.532028	18.306060	10.73%	4,859
2011	15.876876	16.532028	4.13%	3,024
2010	14.553266	15.876876	9.09%	4,761
2009	11.860742	14.553266	22.70%	6,370
2008	14.536664	11.860742	-18.41%	6,093
2007	14.085245	14.536664	3.20%	9,346
2006	13.618583	14.085245	3.43%	9,986
2005	13.509902	13.618583	0.80%	11,943
2004	12.854836	13.509902	5.10%	3,412
2003	11.622486	12.854836	10.60%	149
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2012	13.553599	15.498432	14.35%	0
2011	15.151118	13.553599	-10.54%	0
2010	13.455985	15.151118	12.60%	0
2009*	10.000000	13.455985	34.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.239306	9.410362	14.21%	3,373
2011	9.214979	8.239306	-10.59%	4,226
2010	8.191216	9.214979	12.50%	7,873
2009	6.084812	8.191216	34.62%	10,640
2008*	10.000000	6.084812	-39.15%	8,536
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.058504	15.102051	15.65%	2,589
2011	15.779675	13.058504	-17.24%	2,535
2010	15.074088	15.779675	4.68%	2,503
2009	11.768783	15.074088	28.09%	3,115
2008	22.230070	11.768783	-47.06%	5,363
2007	21.894163	22.230070	1.53%	8,515
2006	18.080291	21.894163	21.09%	10,181
2005	16.355551	18.080291	10.55%	6,427
2004	13.786097	16.355551	18.64%	2,461
2003*	10.000000	13.786097	37.86%	2
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.813259	10.115899	14.78%	16,230
2011	9.201018	8.813259	-4.21%	20,404
2010	8.074482	9.201018	13.95%	24,782
2009	6.306937	8.074482	28.03%	10,196
2008*	10.000000	6.306937	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.680650	11.250478	16.22%	2,172
2011	10.420399	9.680650	-7.10%	506
2010*	10.000000	10.420399	4.20%	635

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.147953	9.451663	16.00%	206
2011	8.795065	8.147953	-7.36%	206
2010	7.907475	8.795065	11.22%	515
2009	6.291166	7.907475	25.69%	490
2008*	10.000000	6.291166	-37.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.224248	10.455602	13.35%	14,239
2011	9.763175	9.224248	-5.52%	22,900
2010	7.803801	9.763175	25.11%	29,663
2009	6.222846	7.803801	25.41%	31,381
2008*	10.000000	6.222846	-37.77%	2,743
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.802270	11.250215	14.77%	7,188
2011	10.172277	9.802270	-3.64%	10,128
2010	8.619231	10.172277	18.02%	13,337
2009	6.696728	8.619231	28.71%	13,443
2008*	10.000000	6.696728	-33.03%	6,151
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.657634	15.283278	11.90%	2,122
2011	13.934498	13.657634	-1.99%	2,227
2010	11.259668	13.934498	23.76%	5,347
2009	8.954701	11.259668	25.74%	4,482
2008	16.941859	8.954701	-47.14%	5,000
2007	15.649135	16.941859	8.26%	3,372
2006	15.369821	15.649135	1.82%	4,131
2005	14.413376	15.369821	6.64%	3,572
2004	12.882319	14.413376	11.88%	2,256
2003	9.725788	12.882319	32.46%	752
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.739299	36.523118	18.82%	4,208
2011	32.823421	30.739299	-6.35%	3,597
2010	26.280420	32.823421	24.90%	5,798
2009	21.106873	26.280420	24.51%	6,892
2008	31.535594	21.106873	-33.07%	6,786
2007	34.336874	31.535594	-8.16%	6,973
2006	29.673774	34.336874	15.71%	7,164
2005	29.181930	29.673774	1.69%	4,532
2004	25.218705	29.181930	15.72%	2,850
2003	16.297452	25.218705	54.74%	750

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	26.106504	29.745687	13.94%	1,464
2011	28.020726	26.106504	-6.83%	1,951
2010	22.665147	28.020726	23.63%	3,764
2009	17.056405	22.665147	32.88%	4,000
2008	27.972742	17.056405	-39.02%	5,196
2007	27.765664	27.972742	0.75%	7,017
2006	25.120487	27.765664	10.53%	7,896
2005	22.670814	25.120487	10.81%	5,565
2004	19.308104	22.670814	17.42%	2,265
2003	13.879545	19.308104	39.11%	85
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.903878	13.411983	12.67%	4,186
2011	12.002966	11.903878	-0.83%	5,150
2010	10.724675	12.002966	11.92%	9,035
2009	8.621508	10.724675	24.39%	11,696
2008	14.953776	8.621508	-42.35%	14,269
2007	14.013068	14.953776	6.71%	14,238
2006	12.500702	14.013068	12.10%	13,266
2005	11.793631	12.500702	6.00%	10,060
2004	10.892809	11.793631	8.27%	6,551
2003	8.659317	10.892809	25.79%	1,439
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.744667	11.130361	14.22%	28,658
2011	9.274797	9.744667	5.07%	31,366
2010	7.221893	9.274797	28.43%	46,433
2009	5.595431	7.221893	29.07%	54,664
2008*	10.000000	5.595431	-44.05%	96
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.512764	10.735896	2.12%	1,226
2011	10.519687	10.512764	-0.07%	1,226
2010	10.411702	10.519687	1.04%	1,510
2009	9.853625	10.411702	5.66%	6,743
2008*	10.000000	9.853625	-1.46%	3,255
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.707206	13.808265	17.95%	1,529
2011	13.551092	11.707206	-13.61%	1,994
2010	12.916734	13.551092	4.91%	3,929
2009*	10.000000	12.916734	29.17%	5,350

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.380494	10.711573	3.19%	1,637
2011	10.491860	10.380494	-1.06%	1,652
2010	10.101568	10.491860	3.86%	1,788
2009	9.035620	10.101568	11.80%	5,789
2008	10.580072	9.035620	-14.60%	7,740
2007	10.237167	10.580072	3.35%	8,892
2006	9.958429	10.237167	2.80%	10,068
2005	9.950715	9.958429	0.08%	2,929
2004	10.008909	9.950715	-0.58%	1,979
2003*	10.000000	10.008909	0.09%	1,846
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.033749	8.624133	7.35%	157
2011	8.230749	8.033749	-2.39%	104
2010	6.975368	8.230749	18.00%	0
2009	5.760162	6.975368	21.10%	0
2008	9.647223	5.760162	-40.29%	294
2007	9.729886	9.647223	-0.85%	0
2006*	10.000000	9.729886	-2.70%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.709959	13.914592	9.48%	195
2011	13.293024	12.709959	-4.39%	228
2010	10.968053	13.293024	21.20%	101
2009	8.459602	10.968053	29.65%	123
2008	14.161115	8.459602	-40.26%	123
2007	13.340303	14.161115	6.15%	8,905
2006	11.892729	13.340303	12.17%	5,294
2005	11.281422	11.892729	5.42%	90
2004*	10.000000	11.281422	12.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	15.480820	17.427491	12.57%	0
2011	15.874668	15.480820	-2.48%	0
2010	14.706817	15.874668	7.94%	0
2009	10.315688	14.706817	42.57%	6,672
2008	19.193963	10.315688	-46.26%	6,598
2007	17.046145	19.193963	12.60%	11,597
2006	16.006534	17.046145	6.49%	13,392
2005	15.437819	16.006534	3.68%	13,064
2004	14.633993	15.437819	5.49%	8,586
2003	11.328575	14.633993	29.18%	3,591

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.387112	16.526682	14.87%	6,526
2011	14.425526	14.387112	-0.27%	7,599
2010	11.471960	14.425526	25.75%	10,899
2009	8.769449	11.471960	30.82%	11,206
2008	17.453795	8.769449	-49.76%	11,685
2007	16.640228	17.453795	4.89%	15,366
2006	16.383114	16.640228	1.57%	17,934
2005	14.784164	16.383114	10.82%	17,167
2004	12.511950	14.784164	18.16%	11,364
2003	10.098682	12.511950	23.90%	3,256
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.341149	23.129348	19.59%	11,835
2011	21.372582	19.341149	-9.50%	12,924
2010	18.680692	21.372582	14.41%	15,894
2009	13.555289	18.680692	37.81%	18,203
2008	22.976209	13.555289	-41.00%	19,014
2007	21.904136	22.976209	4.89%	19,413
2006	18.865932	21.904136	16.10%	17,044
2005	16.725308	18.865932	12.80%	10,594
2004	14.223775	16.725308	17.59%	4,509
2003*	10.000000	14.223775	42.24%	1,069
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.158600	14.544654	19.62%	1,187
2011	13.438803	12.158600	-9.53%	1,255
2010	11.747140	13.438803	14.40%	1,304
2009	8.519524	11.747140	37.88%	1,503
2008	14.439213	8.519524	-41.00%	1,503
2007	13.767875	14.439213	4.88%	2,147
2006	11.857869	13.767875	16.11%	2,203
2005	10.515171	11.857869	12.77%	2,262
2004	8.944883	10.515171	17.56%	2,333
2003	6.339745	8.944883	41.09%	2,346
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.154625	1.55%	393
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.544448	15.615420	15.29%	18,327
2011	13.731396	13.544448	-1.36%	23,393
2010	11.988148	13.731396	14.54%	30,328
2009	9.472790	11.988148	26.55%	42,732
2008	15.606456	9.472790	-39.30%	54,065
2007	15.150935	15.606456	3.01%	66,803
2006	13.351587	15.150935	13.48%	66,549
2005	12.770576	13.351587	4.55%	47,268
2004	11.826595	12.770576	7.98%	30,131
2003	9.460540	11.826595	25.01%	18,439

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.503968	11.061742	16.39%	416
2011	9.851723	9.503968	-3.53%	86
2010	8.092326	9.851723	21.74%	86
2009	5.979109	8.092326	35.34%	782
2008	9.749103	5.979109	-38.67%	4,989
2007	10.004288	9.749103	-2.55%	4,280
2006*	10.000000	10.004288	0.04%	1,891
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.620910	6.21%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.540903	13.018453	3.81%	1,107
2011	11.725233	12.540903	6.96%	214
2010	10.867188	11.725233	7.90%	633
2009*	10.000000	10.867188	8.67%	182
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.318862	11.807707	4.32%	845
2011	11.358857	11.318862	-0.35%	1,262
2010	10.946630	11.358857	3.77%	2,051
2009*	10.000000	10.946630	9.47%	2,200
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2012	13.909635	14.922618	7.28%	0
2011	12.626147	13.909635	10.17%	0
2010	11.838646	12.626147	6.65%	0
2009	10.140273	11.838646	16.75%	0
2008	11.055641	10.140273	-8.28%	0
2007	10.129406	11.055641	9.14%	0
2006*	10.000000	10.129406	1.29%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	14.103529	15.248288	8.12%	0
2011	13.798602	14.103529	2.21%	0
2010	12.937746	13.798602	6.65%	0
2009	11.501340	12.937746	12.49%	0
2008	11.130186	11.501340	3.33%	0
2007	10.376152	11.130186	7.27%	0
2006*	10.000000	10.376152	3.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.000665	10.802571	8.02%	7,591
2011*	10.000000	10.000665	0.01%	2,725

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2012	10.944602	11.617563	6.15%	0
2011	12.621497	10.944602	-13.29%	0
2010	9.844542	12.621497	28.21%	0
2009	6.314237	9.844542	55.91%	0
2008	11.283020	6.314237	-44.04%	0
2007	11.000705	11.283020	2.57%	0
2006*	10.000000	11.000705	10.01%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.478993	14.833985	29.23%	2,484
2011	10.541009	11.478993	8.90%	193
2010*	10.000000	10.541009	5.41%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.426292	12.335750	7.96%	9
2011	10.963069	11.426292	4.23%	9
2010	10.372014	10.963069	5.70%	9
2009	9.589082	10.372014	8.16%	9
2008	10.824988	9.589082	-11.42%	1,830
2007	10.406425	10.824988	4.02%	4,097
2006*	10.000000	10.406425	4.06%	3,314
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	40.109303	46.673255	16.37%	77
2011	37.985266	40.109303	5.59%	77
2010	35.085823	37.985266	8.26%	85
2009	27.314305	35.085823	28.45%	88
2008	32.565389	27.314305	-16.12%	143
2007	30.989172	32.565389	5.09%	147
2006	28.348378	30.989172	9.32%	2,157
2005	25.599081	28.348378	10.74%	2,228
2004	23.577028	25.599081	8.58%	2,230
2003	18.691227	23.577028	26.14%	596
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2012	12.791707	14.365612	12.30%	0
2011	13.461645	12.791707	-4.98%	0
2010	12.911901	13.461645	4.26%	0
2009	9.875959	12.911901	30.74%	0
2008	18.079359	9.875959	-45.37%	0
2007	15.994480	18.079359	13.03%	0
2006	12.956307	15.994480	23.45%	0
2005	11.824310	12.956307	9.57%	0
2004	10.210629	11.824310	15.80%	0
2003	8.123074	10.210629	25.70%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	40.857991	52.319526	28.05%	0
2011	55.770790	40.857991	-26.74%	0
2010	44.570461	55.770790	25.13%	0
2009	21.193516	44.570461	110.30%	0
2008	61.000464	21.193516	-65.26%	0
2007	44.936453	61.000464	35.75%	0
2006	32.653846	44.936453	37.61%	0
2005	25.075792	32.653846	30.22%	0
2004	20.191153	25.075792	24.19%	0
2003	13.274041	20.191153	52.11%	14
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	44.081324	44.957225	1.99%	326
2011	53.481851	44.081324	-17.58%	0
2010	41.949101	53.481851	27.49%	0
2009	26.992877	41.949101	55.41%	0
2008	50.790086	26.992877	-46.85%	22
2007	35.422343	50.790086	43.38%	22
2006	28.841712	35.422343	22.82%	22
2005	19.275174	28.841712	49.63%	22
2004	15.728084	19.275174	22.55%	22
2003	11.011517	15.728084	42.83%	20
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.636684	-3.63%	1,086
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.398932	16.386239	6.41%	872
2011	16.361321	15.398932	-5.88%	145
2010	13.082528	16.361321	25.06%	1,973
2009*	10.000000	13.082528	30.83%	1,264

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	9.801452	11.448774	16.81%	0
2011	10.878283	9.801452	-9.90%	0
2010	8.715275	10.878283	24.82%	0
2009	6.195961	8.715275	40.66%	0
2008*	10.000000	6.195961	-38.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.147362	1.47%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.914531	14.732555	5.88%	0
2011	12.628349	13.914531	10.18%	0
2010	12.183910	12.628349	3.65%	0
2009	11.211657	12.183910	8.67%	0
2008	11.554412	11.211657	-2.97%	0
2007	10.703194	11.554412	7.95%	0
2006	10.685142	10.703194	0.17%	0
2005	10.669705	10.685142	0.14%	0
2004	10.226939	10.669705	4.33%	0
2003*	10.000000	10.226939	2.27%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.204933	14.939309	13.13%	0
2011	12.987835	13.204933	1.67%	0
2010	11.539646	12.987835	12.55%	0
2009	9.910108	11.539646	16.44%	0
2008	15.365439	9.910108	-35.50%	0
2007	15.595327	15.365439	-1.47%	0
2006	13.507947	15.595327	15.45%	0
2005	13.092858	13.507947	3.17%	0
2004	11.751833	13.092858	11.41%	0
2003	9.213961	11.751833	27.54%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	13.584261	16.228002	19.46%	0
2011	15.663029	13.584261	-13.27%	0
2010	14.021379	15.663029	11.71%	0
2009	10.630932	14.021379	31.89%	0
2008	19.541206	10.630932	-45.60%	0
2007	16.788644	19.541206	16.40%	0
2006	13.618248	16.788644	23.28%	0
2005	12.194706	13.618248	11.67%	0
2004	10.761728	12.194706	13.32%	0
2003	8.765875	10.761728	22.77%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.711493	13.432586	14.70%	0
2011	11.960402	11.711493	-2.08%	0
2010	10.171685	11.960402	17.59%	0
2009	7.938834	10.171685	28.13%	0
2008	10.643035	7.938834	-25.41%	0
2007	11.049729	10.643035	-3.68%	4
2006*	10.000000	11.049729	10.50%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	18.994790	21.458027	12.97%	0
2011	19.070465	18.994790	-0.40%	0
2010	17.052167	19.070465	11.84%	0
2009	14.428331	17.052167	18.19%	5
2008	19.984662	14.428331	-27.80%	6
2007	21.367955	19.984662	-6.47%	0
2006	18.263666	21.367955	17.00%	0
2005	17.634549	18.263666	3.57%	0
2004	15.642757	17.634549	12.73%	0
2003	12.302130	15.642757	27.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.405078	13.450045	8.42%	0
2011	13.056117	12.405078	-4.99%	0
2010	12.063857	13.056117	8.23%	0
2009*	10.000000	12.063857	20.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.982459	17.097628	14.12%	0
2011	15.109725	14.982459	-0.84%	0
2010	12.178690	15.109725	24.07%	4
2009	9.879210	12.178690	23.28%	0
2008	14.503198	9.879210	-31.88%	0
2007	14.807242	14.503198	-2.05%	0
2006	13.125399	14.807242	12.81%	0
2005	12.413331	13.125399	5.74%	0
2004	10.329023	12.413331	20.18%	0
2003	7.603070	10.329023	35.85%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.230274	12.398623	10.40%	0
2011	11.287657	11.230274	-0.51%	0
2010	9.970594	11.287657	13.21%	0
2009	7.560169	9.970594	31.88%	0
2008	11.692955	7.560169	-35.34%	0
2007	11.003223	11.692955	6.27%	1
2006	10.218827	11.003223	7.68%	1
2005	10.001884	10.218827	2.17%	1
2004	9.550729	10.001884	4.72%	1
2003	7.687264	9.550729	24.24%	1

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.989724	14.823074	14.11%	0
2011	12.930981	12.989724	0.45%	8
2010	11.419938	12.930981	13.23%	8
2009	9.167807	11.419938	24.57%	8
2008	14.792314	9.167807	-38.02%	9
2007	14.254382	14.792314	3.77%	1,245
2006	12.516404	14.254382	13.89%	894
2005	12.124769	12.516404	3.23%	474
2004	11.114277	12.124769	9.09%	207
2003	8.781243	11.114277	26.57%	1
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.512613	16.890247	8.88%	0
2011	14.431777	15.512613	7.49%	0
2010	12.692396	14.431777	13.70%	0
2009	10.503190	12.692396	20.84%	0
2008	15.120919	10.503190	-30.54%	0
2007	14.315710	15.120919	5.62%	0
2006	12.464569	14.315710	14.85%	0
2005	12.110835	12.464569	2.92%	0
2004	11.692755	12.110835	3.58%	0
2003	9.786828	11.692755	19.47%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	16.082889	17.398823	8.18%	0
2011	15.948207	16.082889	0.84%	6
2010	14.906875	15.948207	6.99%	6
2009	12.553222	14.906875	18.75%	6
2008	13.732251	12.553222	-8.59%	326
2007	13.216733	13.732251	3.90%	204
2006	12.869267	13.216733	2.70%	0
2005	12.884321	12.869267	-0.12%	0
2004	12.610763	12.884321	2.17%	0
2003	12.222015	12.610763	3.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.122350	12.247736	10.12%	0
2011	11.312070	11.122350	-1.68%	9
2010	10.176442	11.312070	11.16%	9
2009	8.313085	10.176442	22.41%	9
2008	11.253089	8.313085	-26.13%	10
2007	10.505459	11.253089	7.12%	0
2006*	10.000000	10.505459	5.05%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.602215	11.832049	11.60%	0
2011	10.874747	10.602215	-2.51%	0
2010	9.630658	10.874747	12.92%	0
2009	7.584783	9.630658	26.97%	0
2008	11.432335	7.584783	-33.65%	0
2007	10.525423	11.432335	8.62%	0
2006*	10.000000	10.525423	5.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.037368	11.428736	13.86%	0
2011	10.461668	10.037368	-4.06%	0
2010	9.146676	10.461668	14.38%	0
2009	7.059531	9.146676	29.56%	0
2008	11.562493	7.059531	-38.94%	0
2007	10.545563	11.562493	9.64%	0
2006*	10.000000	10.545563	5.46%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	19.705994	22.598113	14.68%	0
2011	20.526510	19.705994	-4.00%	0
2010	17.776459	20.526510	15.47%	0
2009	13.289253	17.776459	33.77%	806
2008	23.487077	13.289253	-43.42%	975
2007	20.272919	23.487077	15.85%	726
2006	18.424638	20.272919	10.03%	598
2005	15.991270	18.424638	15.22%	488
2004	11.061341	15.991270	13.73%	464
2003	11.110642	11.061341	26.56%	464
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.666237	9.981813	3.26%	0
2011	10.340902	9.666237	-6.52%	0
2010	8.801514	10.340902	17.49%	0
2009	6.048851	8.801514	45.51%	0
2008	13.455244	6.048851	-55.04%	0
2007	9.370407	13.455244	43.59%	0
2006*	10.000000	9.370407	-6.30%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.388826	16.625347	15.54%	0
2011	14.468450	14.388826	-0.55%	0
2010	12.750014	14.468450	13.48%	0
2009	9.944576	12.750014	28.21%	0
2008	17.603654	9.944576	-43.51%	0
2007	17.605402	17.603654	-0.01%	1
2006	14.868984	17.605402	18.40%	1
2005	14.258511	14.868984	4.28%	1
2004	12.983123	14.258511	9.82%	1
2003	10.111588	12.983123	28.40%	1

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2012	9.563360	11.264379	17.79%	0
2011	9.491901	9.563360	0.75%	0
2010	7.785067	9.491901	21.92%	0
2009	5.418346	7.785067	43.68%	0
2008	12.228638	5.418346	-55.69%	0
2007	10.080384	12.228638	21.31%	0
2006	9.708462	10.080384	3.83%	0
2005	9.044412	9.708462	7.34%	0
2004	8.567950	9.044412	5.56%	0
2003	6.701675	8.567950	27.85%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.415372	14.021696	12.94%	0
2011	12.573533	12.415372	-1.26%	0
2010	10.279106	12.573533	22.32%	0
2009	8.135167	10.279106	26.35%	0
2008	15.636843	8.135167	-47.97%	0
2007	12.500955	15.636843	25.09%	1
2006	11.878333	12.500955	5.24%	1
2005	11.399783	11.878333	4.20%	1
2004	11.196253	11.399783	1.82%	1
2003	8.551687	11.196253	30.92%	1
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.860429	15.605919	12.59%	0
2011	13.525764	13.860429	2.47%	0
2010	12.055544	13.525764	12.20%	0
2009	8.504019	12.055544	41.76%	0
2008	11.509516	8.504019	-26.11%	0
2007	11.371725	11.509516	1.21%	0
2006	10.373232	11.371725	9.63%	0
2005	10.261209	10.373232	1.09%	0
2004	9.506798	10.261209	7.94%	0
2003	7.593653	9.506798	25.19%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.814152	13.290710	12.50%	0
2011	11.521192	11.814152	2.54%	0
2010	10.280217	11.521192	12.07%	0
2009	7.243785	10.280217	41.92%	0
2008	9.792776	7.243785	-26.03%	0
2007*	10.000000	9.792776	-2.07%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.508871	14.087669	4.28%	0
2011	12.778972	13.508871	5.71%	0
2010	12.036092	12.778972	6.17%	2
2009	10.552916	12.036092	14.05%	2
2008	11.073183	10.552916	-4.70%	2
2007	10.777370	11.073183	2.74%	2
2006	10.479364	10.777370	2.84%	0
2005	10.411178	10.479364	0.65%	0
2004	10.121844	10.411178	2.86%	0
2003*	10.000000	10.121844	1.22%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.316987	11.672670	13.14%	1,006
2011	11.719144	10.316987	-11.96%	1,006
2010	9.234738	11.719144	26.90%	1,006
2009	6.689160	9.234738	38.06%	1,006
2008	11.215287	6.689160	-40.36%	176
2007	9.849935	11.215287	13.86%	82
2006*	10.000000	9.849935	-1.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.993968	15.443347	18.85%	0
2011	15.921110	12.993968	-18.39%	0
2010	14.290321	15.921110	11.41%	0
2009	11.462720	14.290321	24.67%	0
2008	20.710438	11.462720	-44.65%	0
2007	17.922234	20.710438	15.56%	0
2006	15.410290	17.922234	16.30%	0
2005	13.136258	15.410290	17.31%	0
2004	11.739347	13.136258	11.90%	0
2003	8.313864	11.739347	41.20%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.067997	14.358131	18.98%	0
2011	14.799842	12.067997	-18.46%	0
2010	13.281875	14.799842	11.43%	0
2009	10.649405	13.281875	24.72%	0
2008	19.245422	10.649405	-44.67%	142
2007	16.651827	19.245422	15.58%	97
2006	14.317604	16.651827	16.30%	0
2005	12.209635	14.317604	17.26%	0
2004	10.910427	12.209635	11.91%	0
2003	7.724242	10.910427	41.25%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.136939	16.462938	25.32%	0
2011	14.616436	13.136939	-10.12%	0
2010	11.722632	14.616436	24.69%	0
2009	7.553572	11.722632	55.19%	0
2008	15.691143	7.553572	-51.86%	0
2007	15.071219	15.691143	4.11%	0
2006	13.154007	15.071219	14.58%	0
2005	13.007940	13.154007	1.12%	647
2004	11.573740	13.007940	12.39%	647
2003	7.438892	11.573740	55.58%	647
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.822160	13.131082	11.07%	1,310
2011	11.710454	11.822160	0.95%	1,310
2010	10.540823	11.710454	11.10%	1,310
2009	7.884068	10.540823	33.70%	1,310
2008	11.367190	7.884068	-30.64%	0
2007	11.112000	11.367190	2.30%	0
2006*	10.000000	11.112000	11.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.857727	11.506600	16.73%	0
2011	10.388032	9.857727	-5.10%	0
2010	8.216525	10.388032	26.43%	5
2009	6.452025	8.216525	27.35%	9
2008	9.769322	6.452025	-33.96%	0
2007	10.150386	9.769322	-3.75%	0
2006*	10.000000	10.150386	1.50%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.937286	10.162991	13.71%	0
2011	9.205881	8.937286	-2.92%	0
2010	8.468198	9.205881	8.71%	0
2009	6.593718	8.468198	28.43%	0
2008*	10.000000	6.593718	-34.06%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.330733	11.525884	11.57%	0
2011	12.451999	10.330733	-17.04%	0
2010	10.746557	12.451999	15.87%	0
2009	6.313407	10.746557	70.22%	0
2008	13.529433	6.313407	-53.34%	0
2007	10.662627	13.529433	26.89%	0
2006*	10.000000	10.662627	6.63%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
2012	13.562553	15.859005	16.93%	0
2011	15.359041	13.562553	-11.70%	0
2010	14.333510	15.359041	7.15%	0
2009	10.584566	14.333510	35.42%	0
2008	17.962143	10.584566	-41.07%	0
2007	15.734309	17.962143	14.16%	0
2006	13.112067	15.734309	20.00%	0
2005	12.036709	13.112067	8.93%	0
2004	10.269420	12.036709	17.21%	0
2003	7.857358	10.269420	30.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.243775	10.782261	16.64%	0
2011	10.495628	9.243775	-11.93%	0
2010	9.819093	10.495628	6.89%	0
2009	7.258526	9.819093	35.28%	0
2008	12.350333	7.258526	-41.23%	8
2007	10.850622	12.350333	13.82%	9
2006*	10.000000	10.850622	8.51%	1
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.449659	17.527101	13.45%	328
2011	15.799654	15.449659	-2.22%	328
2010	14.009423	15.799654	12.78%	328
2009	11.971313	14.009423	17.02%	328
2008	11.431762	11.971313	4.72%	0
2007	10.442823	11.431762	9.47%	0
2006*	10.000000	10.442823	4.43%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.216034	2.16%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
2012	8.461420	9.725110	14.93%	0
2011	10.192366	8.461420	-16.98%	0
2010	8.935117	10.192366	14.07%	0
2009	7.568709	8.935117	18.05%	0
2008	12.458716	7.568709	-39.25%	0
2007	11.605428	12.458716	7.35%	0
2006*	10.000000	11.605428	16.05%	0
Guggenheim SBL Fund - Series J (StylePlus Mid Cap Growth Strategy Series) - Q/NQ
2012	8.842779	10.095498	14.17%	0
2011	9.373638	8.842779	-5.66%	0
2010	7.655864	9.373638	22.44%	0
2009	5.393468	7.655864	41.95%	0
2008	9.111723	5.393468	-40.81%	0
2007	10.317965	9.111723	-11.69%	0
2006*	10.000000	10.317965	3.18%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
2012	11.071000	12.366009	11.70%	0
2011	11.154921	11.071000	-0.75%	0
2010	10.232481	11.154921	9.01%	0
2009	8.260648	10.232481	23.87%	0
2008	11.508243	8.260648	-28.22%	0
2007	11.007891	11.508243	4.55%	0
2006*	10.000000	11.007891	10.08%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
2012	9.969668	11.353735	13.88%	0
2011	10.570367	9.969668	-5.68%	0
2010	9.192945	10.570367	14.98%	0
2009	7.009642	9.192945	31.15%	0
2008	11.546077	7.009642	-39.29%	0
2007	11.390217	11.546077	1.37%	0
2006*	10.000000	11.390217	13.90%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
2012	14.040044	15.901139	13.26%	0
2011	14.244193	14.040044	-1.43%	0
2010	12.515093	14.244193	13.82%	0
2009	7.347394	12.515093	70.33%	0
2008	10.642331	7.347394	-30.96%	0
2007	10.574761	10.642331	0.64%	0
2006*	10.000000	10.574761	5.75%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
2012	12.357190	14.560602	17.83%	0
2011	13.137732	12.357190	-5.94%	0
2010	10.931761	13.137732	20.18%	0
2009	7.110104	10.931761	53.75%	0
2008	11.741872	7.110104	-39.45%	0
2007	10.802089	11.741872	8.70%	0
2006*	10.000000	10.802089	8.02%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
2012	11.447585	13.219166	15.48%	0
2011	12.550421	11.447585	-8.79%	0
2010	10.805303	12.550421	16.15%	0
2009	7.614088	10.805303	41.91%	0
2008	10.795096	7.614088	-29.47%	0
2007	10.749310	10.795096	0.43%	0
2006*	10.000000	10.749310	7.49%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series X (StylePlus Small Cap Growth Strategy Series) - Q/NQ
2012	9.265776	10.191392	9.99%	0
2011	9.584853	9.265776	-3.33%	0
2010	7.471964	9.584853	28.28%	0
2009	5.605260	7.471964	33.30%	0
2008	10.772082	5.605260	-47.96%	0
2007	10.346061	10.772082	4.12%	0
2006*	10.000000	10.346061	3.46%	0
Guggenheim SBL Fund - Series Y (StylePlus Large Cap Growth Strategy Series) - Q/NQ
2012	8.855221	9.666449	9.16%	0
2011	9.386340	8.855221	-5.66%	0
2010	8.160914	9.386340	15.02%	0
2009	6.210003	8.160914	31.42%	0
2008	10.008542	6.210003	-37.95%	0
2007	10.820268	10.008542	-7.50%	0
2006*	10.000000	10.820268	8.20%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.639190	-3.61%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2012	11.095018	13.225522	19.20%	0
2011	10.824680	11.095018	2.50%	0
2010	10.426437	10.824680	3.82%	0
2009	8.282354	10.426437	25.89%	0
2008	11.768074	8.282354	-29.62%	0
2007	10.671018	11.768074	10.28%	0
2006*	10.000000	10.671018	6.71%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2012	8.973224	11.335219	26.32%	0
2011	9.733961	8.973224	-7.82%	0
2010	8.400806	9.733961	15.87%	0
2009	6.477839	8.400806	29.69%	0
2008	11.869320	6.477839	-45.42%	0
2007	12.744751	11.869320	-6.87%	0
2006*	10.000000	12.744751	27.45%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2012	16.985377	19.348276	13.91%	0
2011	18.471341	16.985377	-8.04%	0
2010	16.598334	18.471341	11.28%	0
2009	12.447264	16.598334	33.35%	0
2008	21.174672	12.447264	-41.22%	0
2007	18.721215	21.174672	13.11%	0
2006	14.805963	18.721215	26.44%	0
2005	12.732798	14.805963	16.28%	0
2004	10.413687	12.732798	22.27%	0
2003	8.183208	10.413687	27.26%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.951975	-0.48%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.733711	-2.66%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	21.018406	24.697448	17.50%	0
2011	22.971594	21.018406	-8.50%	0
2010	21.437776	22.971594	7.15%	0
2009	17.387222	21.437776	23.30%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	19.727767	23.076815	16.98%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.573917	17.437595	11.97%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.773952	10.714814	22.12%	0
2011	9.562054	8.773952	-8.24%	0
2010	9.107636	9.562054	4.99%	0
2009	6.326003	9.107636	43.97%	0
2008	11.520915	6.326003	-45.09%	0
2007	8.552224	11.520915	34.71%	1
2006	7.948696	8.552224	7.59%	1
2005	7.161930	7.948696	10.99%	1
2004	6.157266	7.161930	16.32%	1
2003	5.193752	6.157266	18.55%	2
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.436450	5.211821	17.48%	0
2011	4.925784	4.436450	-9.93%	0
2010	4.015918	4.925784	22.66%	0
2009	2.595933	4.015918	54.70%	0
2008	4.699186	2.595933	-44.76%	0
2007	3.916461	4.699186	19.99%	0
2006	3.683574	3.916461	6.32%	0
2005	3.348910	3.683574	9.99%	0
2004	3.377335	3.348910	-0.84%	0
2003	2.338439	3.377335	44.43%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.375515	12.694230	11.59%	0
2011	17.050778	11.375515	-33.28%	0
2010	13.832197	17.050778	23.27%	0
2009	7.834034	13.832197	76.57%	0
2008	16.632567	7.834034	-52.90%	0
2007	13.177706	16.632567	26.22%	0
2006	9.114282	13.177706	44.58%	0
2005	7.005646	9.114282	30.10%	0
2004	5.986432	7.005646	17.03%	0
2003	4.512894	5.986432	32.65%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.384008	17.072054	18.69%	0
2011	14.279258	14.384008	0.73%	0
2010	11.730542	14.279258	21.73%	0
2009	9.390184	11.730542	24.92%	0
2008	14.258726	9.390184	-34.14%	0
2007	14.115945	14.258726	1.01%	0
2006	12.252465	14.115945	15.21%	0
2005	11.377764	12.252465	7.69%	0
2004*	10.000000	11.377764	13.78%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.221111	2.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	10.107238	11.548165	14.26%	0
2011	10.298488	10.107238	-1.86%	0
2010	9.391265	10.298488	9.66%	10
2009	7.778283	9.391265	20.74%	7
2008	11.729383	7.778283	-33.69%	164
2007	11.057180	11.729383	6.08%	77
2006*	10.000000	11.057180	10.57%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.404132	11.892421	14.30%	0
2011	10.742489	10.404132	-3.15%	0
2010*	10.000000	10.742489	7.42%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.634801	8.583182	12.42%	0
2011	7.796820	7.634801	-2.08%	0
2010	6.631125	7.796820	17.58%	0
2009	5.038723	6.631125	31.60%	0
2008	8.337574	5.038723	-39.57%	0
2007	7.074000	8.337574	17.86%	0
2006	6.757391	7.074000	4.69%	0
2005	6.434764	6.757391	5.01%	0
2004	6.033943	6.434764	6.64%	0
2003	4.610169	6.033943	30.88%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.819345	15.623287	13.05%	0
2011	13.925107	13.819345	-0.76%	7
2010	12.446849	13.925107	11.88%	7
2009*	10.000000	12.446849	24.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.136363	11.564862	14.09%	0
2011	10.185355	10.136363	-0.48%	0
2010	9.221689	10.185355	10.45%	0
2009	7.578222	9.221689	21.69%	0
2008	10.944829	7.578222	-30.76%	0
2007	10.458763	10.944829	4.65%	0
2006*	10.000000	10.458763	4.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.349117	11.745615	3.49%	0
2011	10.886683	11.349117	4.25%	0
2010	10.417221	10.886683	4.51%	0
2009	9.420556	10.417221	10.58%	0
2008	10.600857	9.420556	-11.13%	0
2007	10.440837	10.600857	1.53%	0
2006*	10.000000	10.440837	4.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.040218	12.085782	20.37%	0
2011	11.227749	10.040218	-10.58%	0
2010	10.230924	11.227749	9.74%	0
2009	7.327629	10.230924	39.62%	0
2008	12.111276	7.327629	-39.50%	0
2007	10.741225	12.111276	12.76%	0
2006*	10.000000	10.741225	7.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.338308	10.809513	15.75%	0
2011	9.936478	9.338308	-6.02%	0
2010	8.526248	9.936478	16.54%	3
2009	6.230855	8.526248	36.84%	3
2008	11.327974	6.230855	-45.00%	3
2007	10.267965	11.327974	10.32%	3
2006*	10.000000	10.267965	2.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.134094	9.388388	15.42%	0
2011	8.437999	8.134094	-3.60%	0
2010	7.711392	8.437999	9.42%	0
2009	5.984290	7.711392	28.86%	0
2008	9.799507	5.984290	-38.93%	0
2007*	10.000000	9.799507	-2.00%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	17.006776	19.209010	12.95%	0
2011	16.613435	17.006776	2.37%	0
2010	14.890479	16.613435	11.57%	0
2009	10.343788	14.890479	43.96%	0
2008	14.568352	10.343788	-29.00%	0
2007	14.327225	14.568352	1.68%	0
2006	13.137103	14.327225	9.06%	0
2005	13.013356	13.137103	0.95%	0
2004	11.987751	13.013356	8.56%	0
2003	9.943317	11.987751	20.56%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.509026	15.278506	13.10%	0
2011	13.197926	13.509026	2.36%	0
2010	11.828576	13.197926	11.58%	0
2009	8.212227	11.828576	44.04%	0
2008	11.583704	8.212227	-29.11%	160
2007	11.388285	11.583704	1.72%	78
2006	10.442736	11.388285	9.05%	0
2005*	10.000000	10.442736	4.43%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.469793	13.396973	16.80%	0
2011	11.909239	11.469793	-3.69%	0
2010	10.432735	11.909239	14.15%	4
2009	8.231001	10.432735	26.75%	4
2008	13.249079	8.231001	-37.87%	4
2007	13.742893	13.249079	-3.59%	9
2006	12.024844	13.742893	14.29%	1
2005	11.698262	12.024844	2.79%	0
2004	10.097367	11.698262	15.85%	0
2003	7.791482	10.097367	29.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.691254	8.868107	15.30%	0
2011	8.825688	7.691254	-12.85%	0
2010	7.742536	8.825688	13.99%	0
2009	5.133661	7.742536	50.82%	0
2008*	10.000000	5.133661	-48.66%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.233874	10.151205	9.93%	0
2011	9.672275	9.233874	-4.53%	0
2010	7.937739	9.672275	21.85%	8
2009	6.120401	7.937739	29.69%	11
2008*	10.000000	6.120401	-38.80%	11

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.901343	10.842213	9.50%	0
2011	10.178550	9.901343	-2.72%	0
2010	9.350064	10.178550	8.86%	0
2009	7.914141	9.350064	18.14%	0
2008*	10.000000	7.914141	-20.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.289782	10.409028	12.05%	0
2011	9.757848	9.289782	-4.80%	0
2010	8.805424	9.757848	10.82%	0
2009	7.192456	8.805424	22.43%	0
2008*	10.000000	7.192456	-28.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.635656	11.272747	5.99%	3,219
2011	10.636271	10.635656	-0.01%	3,219
2010	10.100382	10.636271	5.31%	0
2009	9.063670	10.100382	11.44%	0
2008*	10.000000	9.063670	-9.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.600365	10.636554	10.79%	0
2011	9.968937	9.600365	-3.70%	0
2010	9.078170	9.968937	9.81%	0
2009	7.550034	9.078170	20.24%	0
2008*	10.000000	7.550034	-24.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.951550	10.113294	12.98%	0
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	0
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.174002	11.038758	8.50%	5,232
2011	10.346130	10.174002	-1.66%	5,232
2010	9.623621	10.346130	7.51%	5,232
2009	8.293877	9.623621	16.03%	5,232
2008*	10.000000	8.293877	-17.06%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.724510	12.456312	6.24%	0
2011	11.154881	11.724510	5.11%	0
2010	10.567560	11.154881	5.56%	0
2009	9.852148	10.567560	7.26%	0
2008*	10.000000	9.852148	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.587652	13.294413	5.61%	0
2011	12.037904	12.587652	4.57%	0
2010	11.292531	12.037904	6.60%	0
2009	9.836146	11.292531	14.81%	0
2008*	10.000000	9.836146	-1.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.583210	22.632906	15.57%	0
2011	25.585692	19.583210	-23.46%	0
2010	22.335735	25.585692	14.55%	0
2009	13.870698	22.335735	61.03%	0
2008	33.307042	13.870698	-58.36%	0
2007	23.205358	33.307042	43.53%	0
2006	17.213353	23.205358	34.81%	0
2005	13.161389	17.213353	30.79%	0
2004	11.054993	13.161389	19.05%	0
2003	6.784099	11.054993	62.95%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.625554	24.997175	15.59%	0
2011	28.260426	21.625554	-23.48%	0
2010	24.662454	28.260426	14.59%	0
2009	15.299635	24.662454	61.20%	0
2008	36.797325	15.299635	-58.42%	0
2007	25.642476	36.797325	43.50%	0
2006	19.031401	25.642476	34.74%	0
2005	14.549538	19.031401	30.80%	0
2004	12.219653	14.549538	19.07%	0
2003	7.500827	12.219653	62.91%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	16.055896	16.314484	1.61%	0
2011	15.181780	16.055896	5.76%	6
2010	14.694661	15.181780	3.31%	6
2009	14.513118	14.694661	1.25%	6
2008	13.664343	14.513118	6.21%	5
2007	12.933561	13.664343	5.65%	0
2006	12.692608	12.933561	1.90%	0
2005	12.465513	12.692608	1.82%	0
2004	12.243119	12.465513	1.82%	0
2003	12.173458	12.243119	0.57%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.424572	11.882533	13.99%	0
2011	11.716421	10.424572	-11.03%	0
2010	10.488624	11.716421	11.71%	0
2009	8.200240	10.488624	27.91%	0
2008	15.417748	8.200240	-46.81%	0
2007	12.299092	15.417748	25.36%	0
2006	9.380789	12.299092	31.11%	0
2005	7.306337	9.380789	28.39%	0
2004	6.489005	7.306337	12.60%	0
2003	4.852467	6.489005	33.73%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.652161	18.976122	13.96%	0
2011	18.715659	16.652161	-11.03%	0
2010	16.757493	18.715659	11.69%	855
2009	13.106515	16.757493	27.86%	855
2008	24.634597	13.106515	-46.80%	855
2007	19.651130	24.634597	25.36%	705
2006	14.989960	19.651130	31.10%	658
2005	11.678247	14.989960	28.36%	0
2004	10.357459	11.678247	12.75%	0
2003	7.761892	10.357459	33.44%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.584319	8.839774	16.55%	0
2011	8.825898	7.584319	-14.07%	0
2010	8.334511	8.825898	5.90%	0
2009	6.572504	8.334511	26.81%	0
2008	11.713296	6.572504	-43.89%	0
2007	10.860812	11.713296	7.85%	0
2006*	10.000000	10.860812	8.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.878109	14.716704	14.28%	75
2011	13.595059	12.878109	-5.27%	76
2010	12.028363	13.595059	13.03%	0
2009	9.590102	12.028363	25.42%	0
2008	15.400568	9.590102	-37.73%	0
2007	14.742058	15.400568	4.47%	0
2006	12.792856	14.742058	15.24%	0
2005	12.020568	12.792856	6.42%	0
2004	10.691584	12.020568	12.43%	0
2003	8.222834	10.691584	30.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.420224	13.395360	7.85%	0
2011	12.485749	12.420224	-0.52%	0
2010	11.531239	12.485749	8.28%	0
2009*	10.000000	11.531239	15.31%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.045391	14.437980	10.67%	0
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.742431	13.213856	3.70%	82
2011	12.554982	12.742431	1.49%	89
2010	12.024651	12.554982	4.41%	86
2009	11.179749	12.024651	7.56%	75
2008	12.065159	11.179749	-7.34%	88
2007	11.612509	12.065159	3.90%	84
2006	11.093142	11.612509	4.68%	81
2005	10.890089	11.093142	1.86%	0
2004	10.553714	10.890089	3.19%	0
2003	9.919273	10.553714	6.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.138332	14.354555	9.26%	179
2011	13.329878	13.138332	-1.44%	194
2010	12.188811	13.329878	9.36%	195
2009	10.376310	12.188811	17.47%	213
2008	13.702051	10.376310	-24.27%	206
2007	13.153254	13.702051	4.17%	199
2006	11.979453	13.153254	9.80%	193
2005	11.532734	11.979453	3.87%	0
2004	10.678199	11.532734	8.00%	0
2003	9.020903	10.678199	18.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.155324	14.755526	12.16%	3,999
2011	13.631623	13.155324	-3.49%	5,426
2010	12.252537	13.631623	11.26%	5,426
2009	9.989754	12.252537	22.65%	5,443
2008	14.767442	9.989754	-32.35%	5,444
2007	14.110426	14.767442	4.66%	5,437
2006	12.493570	14.110426	12.94%	4,041
2005	11.833566	12.493570	5.58%	2,549
2004	10.706793	11.833566	10.52%	2,037
2003	8.574196	10.706793	24.87%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.203082	14.064436	6.52%	194
2011	13.119542	13.203082	0.64%	201
2010	12.261505	13.119542	7.00%	200
2009	10.854964	12.261505	12.96%	196
2008	12.958668	10.854964	-16.23%	202
2007	12.416152	12.958668	4.37%	196
2006	11.613758	12.416152	6.91%	194
2005	11.272511	11.613758	3.03%	89
2004	10.668780	11.272511	5.66%	0
2003	9.516564	10.668780	12.11%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.379633	15.656863	17.02%	28
2011	13.879239	13.379633	-3.60%	29
2010	12.937705	13.879239	7.28%	1,172
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.194264	30.339423	15.82%	0
2011	27.258994	26.194264	-3.91%	0
2010	21.905984	27.258994	24.44%	141
2009	16.245788	21.905984	34.84%	141
2008	25.932810	16.245788	-37.35%	141
2007	24.454381	25.932810	6.05%	0
2006	22.568763	24.454381	8.35%	0
2005	20.417909	22.568763	10.53%	0
2004	17.892866	20.417909	14.11%	0
2003	13.476762	17.892866	32.77%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.403562	11.243481	-1.40%	777
2011	11.565023	11.403562	-1.40%	777
2010	11.729216	11.565023	-1.40%	1,053
2009	11.890766	11.729216	-1.36%	1,053
2008	11.816919	11.890766	0.62%	8,047
2007	11.437465	11.816919	3.32%	0
2006	11.096705	11.437465	3.07%	0
2005	10.961374	11.096705	1.23%	1,451
2004	11.027537	10.961374	-0.60%	979
2003	11.114578	11.027537	-0.78%	506

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.421308	18.174214	10.67%	25
2011	15.778518	16.421308	4.07%	26
2010	14.470434	15.778518	9.04%	26
2009	11.799208	14.470434	22.64%	25
2008	14.468591	11.799208	-18.45%	28
2007	14.026433	14.468591	3.15%	28
2006	13.568574	14.026433	3.37%	28
2005	13.467108	13.568574	0.75%	30
2004	12.820626	13.467108	5.04%	0
2003	11.597439	12.820626	10.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2012	13.535290	15.469631	14.29%	0
2011	15.138326	13.535290	-10.59%	0
2010	13.451439	15.138326	12.54%	0
2009*	10.000000	13.451439	34.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.223973	9.388074	14.15%	0
2011	9.202487	8.223973	-10.63%	0
2010	8.184265	9.202487	12.44%	16
2009	6.082741	8.184265	34.55%	13
2008*	10.000000	6.082741	-39.17%	15
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	13.001272	15.028221	15.59%	0
2011	15.718480	13.001272	-17.29%	0
2010	15.023225	15.718480	4.63%	0
2009	11.735032	15.023225	28.02%	0
2008	22.177588	11.735032	-47.09%	3
2007	21.853598	22.177588	1.48%	5
2006	18.055902	21.853598	21.03%	1
2005	16.341750	18.055902	10.49%	0
2004	13.781443	16.341750	18.58%	0
2003*	10.000000	13.781443	37.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.796906	10.091991	14.72%	559
2011	9.188587	8.796906	-4.26%	559
2010	8.067649	9.188587	13.89%	564
2009	6.304802	8.067649	27.96%	8
2008*	10.000000	6.304802	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.672458	11.235257	16.16%	0
2011	10.416860	9.672458	-7.15%	0
2010*	10.000000	10.416860	4.17%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.132803	9.429299	15.94%	0
2011	8.783164	8.132803	-7.40%	0
2010	7.900785	8.783164	11.17%	0
2009	6.289031	7.900785	25.63%	0
2008*	10.000000	6.289031	-37.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.207097	10.430873	13.29%	40
2011	9.749946	9.207097	-5.57%	40
2010	7.797173	9.749946	25.04%	1,211
2009	6.220733	7.797173	25.34%	1,214
2008*	10.000000	6.220733	-37.79%	3
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.784057	11.223612	14.71%	0
2011	10.158513	9.784057	-3.69%	0
2010	8.611937	10.158513	17.96%	6
2009	6.694455	8.611937	28.64%	7
2008*	10.000000	6.694455	-33.06%	9
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.570259	15.177795	11.85%	0
2011	13.852352	13.570259	-2.04%	0
2010	11.198962	13.852352	23.69%	0
2009	8.910934	11.198962	25.68%	0
2008	16.867623	8.910934	-47.17%	0
2007	15.588507	16.867623	8.21%	0
2006	15.318030	15.588507	1.77%	0
2005	14.372068	15.318030	6.58%	0
2004	12.851906	14.372068	11.83%	0
2003	9.707740	12.851906	32.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.533520	36.260190	18.76%	0
2011	32.620202	30.533520	-6.40%	0
2010	26.130932	32.620202	24.83%	0
2009	20.997459	26.130932	24.45%	0
2008	31.388067	20.997459	-33.10%	0
2007	34.193682	31.388067	-8.21%	352
2006	29.564986	34.193682	15.66%	251
2005	29.089641	29.564986	1.63%	135
2004	25.151693	29.089641	15.66%	61
2003	16.262376	25.151693	54.66%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.931771	29.531592	13.88%	0
2011	27.847272	25.931771	-6.88%	0
2010	22.536251	27.847272	23.57%	586
2009	16.967998	22.536251	32.82%	586
2008	27.841912	16.967998	-39.06%	846
2007	27.649899	27.841912	0.69%	609
2006	25.028404	27.649899	10.47%	417
2005	22.599126	25.028404	10.75%	0
2004	19.256799	22.599126	17.36%	0
2003	13.849676	19.256799	39.04%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.824177	13.315422	12.61%	0
2011	11.928634	11.824177	-0.88%	0
2010	10.663668	11.928634	11.86%	8
2009	8.576821	10.663668	24.33%	8
2008	14.883829	8.576821	-42.37%	141
2007	13.954626	14.883829	6.66%	73
2006	12.454858	13.954626	12.04%	3
2005	11.756316	12.454858	5.94%	1
2004	10.863847	11.756316	8.22%	1
2003	8.640665	10.863847	25.73%	1
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.726579	11.104067	14.16%	0
2011	9.262269	9.726579	5.01%	0
2010	7.215778	9.262269	28.36%	0
2009	5.593521	7.215778	29.00%	0
2008*	10.000000	5.593521	-44.06%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.493248	10.710524	2.07%	0
2011	10.505471	10.493248	-0.12%	0
2010	10.402907	10.505471	0.99%	0
2009	9.850295	10.402907	5.61%	0
2008*	10.000000	9.850295	-1.50%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.691392	13.782602	17.89%	0
2011	13.539657	11.691392	-13.65%	0
2010	12.912369	13.539657	4.86%	10
2009*	10.000000	12.912369	29.12%	10

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.334992	10.659198	3.14%	0
2011	10.451154	10.334992	-1.11%	0
2010	10.067484	10.451154	3.81%	0
2009	9.009695	10.067484	11.74%	0
2008	10.555062	9.009695	-14.64%	0
2007	10.218181	10.555062	3.30%	0
2006	9.944989	10.218181	2.75%	0
2005	9.942308	9.944989	0.03%	0
2004	10.005513	9.942308	-0.63%	0
2003*	10.000000	10.005513	0.06%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	8.010729	8.595051	7.29%	0
2011	8.211320	8.010729	-2.44%	0
2010	6.962419	8.211320	17.94%	0
2009	5.752371	6.962419	21.04%	0
2008	9.639072	5.752371	-40.32%	0
2007	9.726615	9.639072	-0.90%	0
2006*	10.000000	9.726615	-2.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.660703	13.853638	9.42%	0
2011	13.248211	12.660703	-4.43%	0
2010	10.936610	13.248211	21.14%	0
2009	8.439623	10.936610	29.59%	0
2008	14.134860	8.439623	-40.29%	0
2007	13.322362	14.134860	6.10%	10
2006	11.882732	13.322362	12.12%	2
2005	11.277640	11.882732	5.37%	0
2004*	10.000000	11.277640	12.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	15.377176	17.302030	12.52%	0
2011	15.776364	15.377176	-2.53%	0
2010	14.623163	15.776364	7.89%	0
2009	10.262211	14.623163	42.50%	0
2008	19.104160	10.262211	-46.28%	0
2007	16.975039	19.104160	12.54%	0
2006	15.947833	16.975039	6.44%	0
2005	15.388983	15.947833	3.63%	0
2004	14.595104	15.388983	5.44%	0
2003	11.304185	14.595104	29.11%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.290760	16.407668	14.81%	0
2011	14.336167	14.290760	-0.32%	0
2010	11.406673	14.336167	25.68%	0
2009	8.723969	11.406673	30.75%	0
2008	17.372133	8.723969	-49.78%	0
2007	16.570821	17.372133	4.84%	1
2006	16.323041	16.570821	1.52%	1
2005	14.737397	16.323041	10.76%	1
2004	12.478694	14.737397	18.10%	1
2003	10.076931	12.478694	23.83%	1
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.256315	23.016209	19.53%	20
2011	21.289616	19.256315	-9.55%	18
2010	18.617594	21.289616	14.35%	19
2009	13.516351	18.617594	37.74%	23
2008	22.921857	13.516351	-41.03%	104
2007	21.863480	22.921857	4.84%	57
2006	18.840442	21.863480	16.05%	18
2005	16.711161	18.840442	12.74%	24
2004	14.218957	16.711161	17.53%	0
2003*	10.000000	14.218957	42.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.086923	14.451565	19.56%	0
2011	13.366337	12.086923	-9.57%	0
2010	11.689703	13.366337	14.34%	0
2009	8.482166	11.689703	37.82%	0
2008	14.383197	8.482166	-41.03%	0
2007	13.721463	14.383197	4.82%	0
2006	11.823860	13.721463	16.05%	0
2005	10.490302	11.823860	12.71%	0
2004	8.928255	10.490302	17.50%	0
2003	6.331165	8.928255	41.02%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.153699	1.54%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.453826	15.503064	15.23%	28
2011	13.646425	13.453826	-1.41%	29
2010	11.919993	13.646425	14.48%	37
2009	9.423709	11.919993	26.49%	40
2008	15.533481	9.423709	-39.33%	35
2007	15.087777	15.533481	2.95%	34
2006	13.302642	15.087777	13.42%	29
2005	12.730190	13.302642	4.50%	564
2004	11.795169	12.730190	7.93%	533
2003	9.440180	11.795169	24.95%	533

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.476668	11.024374	16.33%	0
2011	9.828402	9.476668	-3.58%	0
2010	8.077252	9.828402	21.68%	0
2009	5.971012	8.077252	35.27%	0
2008	9.740855	5.971012	-38.70%	202
2007	10.000925	9.740855	-2.60%	95
2006*	10.000000	10.000925	0.01%	1
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.617321	6.17%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.523974	12.994281	3.76%	0
2011	11.715321	12.523974	6.90%	0
2010	10.863506	11.715321	7.84%	0
2009*	10.000000	10.863506	8.64%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.303572	11.785758	4.27%	0
2011	11.349250	11.303572	-0.40%	0
2010	10.942921	11.349250	3.71%	0
2009*	10.000000	10.942921	9.43%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2012	13.870330	14.872887	7.23%	0
2011	12.596832	13.870330	10.11%	0
2010	11.817145	12.596832	6.60%	0
2009	10.126988	11.817145	16.69%	0
2008	11.046758	10.126988	-8.33%	0
2007	10.126425	11.046758	9.09%	0
2006*	10.000000	10.126425	1.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	14.063664	15.197449	8.06%	0
2011	13.766554	14.063664	2.16%	0
2010	12.914239	13.766554	6.60%	0
2009	11.486267	12.914239	12.43%	0
2008	11.121235	11.486267	3.28%	0
2007	10.373094	11.121235	7.21%	0
2006*	10.000000	10.373094	3.73%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.997303	10.793451	7.96%	0
2011*	10.000000	9.997303	-0.03%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2012	10.913765	11.578948	6.09%	0
2011	12.592305	10.913765	-13.33%	0
2010	9.826745	12.592305	28.14%	0
2009	6.306022	9.826745	55.83%	0
2008	11.274080	6.306022	-44.07%	0
2007	10.997597	11.274080	2.51%	0
2006*	10.000000	10.997597	9.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.469343	14.813993	29.16%	0
2011	10.537474	11.469343	8.84%	0
2010*	10.000000	10.537474	5.37%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.393500	12.294099	7.90%	0
2011	10.937141	11.393500	4.17%	0
2010	10.352730	10.937141	5.64%	0
2009	9.576107	10.352730	8.11%	0
2008	10.815830	9.576107	-11.46%	0
2007	10.402929	10.815830	3.97%	0
2006*	10.000000	10.402929	4.03%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	39.840934	46.337422	16.31%	0
2011	37.750186	39.840934	5.54%	0
2010	34.886363	37.750186	8.21%	0
2009	27.172779	34.886363	28.39%	0
2008	32.413104	27.172779	-16.17%	0
2007	30.859988	32.413104	5.03%	0
2006	28.244481	30.859988	9.26%	0
2005	25.518160	28.244481	10.68%	0
2004	23.514411	25.518160	8.52%	0
2003	18.651037	23.514411	26.08%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2012	12.729172	14.288137	12.25%	0
2011	13.402613	12.729172	-5.02%	0
2010	12.861786	13.402613	4.20%	0
2009	9.842625	12.861786	30.67%	0
2008	18.027497	9.842625	-45.40%	0
2007	15.956721	18.027497	12.98%	0
2006	12.932254	15.956721	23.39%	0
2005	11.808336	12.932254	9.52%	0
2004	10.201991	11.808336	15.75%	0
2003	8.120315	10.201991	25.64%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	40.584488	51.942908	27.99%	0
2011	55.425541	40.584488	-26.78%	0
2010	44.316971	55.425541	25.07%	0
2009	21.083641	44.316971	110.20%	0
2008	60.715138	21.083641	-65.27%	0
2007	44.749051	60.715138	35.68%	0
2006	32.534103	44.749051	37.55%	0
2005	24.996452	32.534103	30.15%	0
2004	20.137470	24.996452	24.13%	0
2003	13.245459	20.137470	52.03%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	43.786283	44.633626	1.94%	0
2011	53.150799	43.786283	-17.62%	0
2010	41.710547	53.150799	27.43%	0
2009	26.852986	41.710547	55.33%	0
2008	50.552578	26.852986	-46.88%	0
2007	35.274668	50.552578	43.31%	0
2006	28.735989	35.274668	22.75%	0
2005	19.214216	28.735989	49.56%	0
2004	15.686285	19.214216	22.49%	0
2003	10.987828	15.686285	42.76%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.633425	-3.67%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.378152	16.355805	6.36%	0
2011	16.347518	15.378152	-5.93%	0
2010	13.078108	16.347518	25.00%	0
2009*	10.000000	13.078108	30.78%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	14.841377	17.326930	16.75%	0
2011	16.480266	14.841377	-9.94%	0
2010	13.210063	16.480266	24.76%	0
2009	9.396216	13.210063	40.59%	0
2008	14.839422	9.396216	-36.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.143927	1.44%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.853507	14.660477	5.83%	162
2011	12.579318	13.853507	10.13%	144
2010	12.142758	12.579318	3.60%	110
2009	11.179458	12.142758	8.62%	90
2008	11.527071	11.179458	-3.02%	67
2007	10.683311	11.527071	7.90%	134
2006	10.670686	10.683311	0.12%	404
2005	10.660662	10.670686	0.09%	16
2004	10.223456	10.660662	4.28%	0
2003*	10.000000	10.223456	2.23%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.116528	14.831750	13.08%	315
2011	12.907424	13.116528	1.62%	318
2010	11.474011	12.907424	12.49%	318
2009	9.858737	11.474011	16.38%	286
2008	15.293548	9.858737	-35.54%	272
2007	15.530272	15.293548	-1.52%	268
2006	13.458402	15.530272	15.39%	237
2005	13.051431	13.458402	3.12%	186
2004	11.720585	13.051431	11.35%	116
2003	9.194119	11.720585	27.48%	76
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	13.493256	16.111091	19.40%	0
2011	15.565999	13.493256	-13.32%	0
2010	13.941581	15.565999	11.65%	0
2009	10.575796	13.941581	31.83%	0
2008	19.449742	10.575796	-45.63%	0
2007	16.718585	19.449742	16.34%	0
2006	13.568283	16.718585	23.22%	0
2005	12.156115	13.568283	11.62%	0
2004	10.733117	12.156115	13.26%	0
2003	8.747002	10.733117	22.71%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.677860	13.387193	14.64%	297
2011	11.932093	11.677860	-2.13%	298
2010	10.152758	11.932093	17.53%	767
2009	7.928090	10.152758	28.06%	1,440
2008	10.634032	7.928090	-25.45%	1,442
2007	11.046020	10.634032	-3.73%	1,778
2006*	10.000000	11.046020	10.46%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	18.867576	21.303483	12.91%	0
2011	18.952346	18.867576	-0.45%	0
2010	16.955134	18.952346	11.78%	0
2009	14.353499	16.955134	18.13%	4,919
2008	19.891120	14.353499	-27.84%	4,833
2007	21.278799	19.891120	-6.52%	5,247
2006	18.196661	21.278799	16.94%	5,232
2005	17.578743	18.196661	3.52%	4,496
2004	15.601172	17.578743	12.68%	47
2003	12.275645	15.601172	27.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.388328	13.425066	8.37%	0
2011	13.045088	12.388328	-5.03%	0
2010	12.059777	13.045088	8.17%	0
2009*	10.000000	12.059777	20.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.909191	17.005377	14.06%	3,102
2011	15.043438	14.909191	-0.89%	3,929
2010	12.131407	15.043438	24.00%	5,743
2009	9.845842	12.131407	23.21%	7,801
2008	14.461573	9.845842	-31.92%	9,058
2007	14.772279	14.461573	-2.10%	9,231
2006	13.101031	14.772279	12.76%	7,209
2005	12.396547	13.101031	5.68%	6,962
2004	10.320294	12.396547	20.12%	4,973
2003	7.600492	10.320294	35.78%	221
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.155011	12.309273	10.35%	0
2011	11.217703	11.155011	-0.56%	0
2010	9.913825	11.217703	13.15%	0
2009	7.520932	9.913825	31.82%	0
2008	11.638187	7.520932	-35.38%	0
2007	10.957272	11.638187	6.21%	0
2006	10.181289	10.957272	7.62%	0
2005	9.970177	10.181289	2.12%	0
2004	9.525286	9.970177	4.67%	0
2003	7.670681	9.525286	24.18%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.902704	14.716283	14.06%	23,065
2011	12.850866	12.902704	0.40%	37,006
2010	11.354934	12.850866	13.17%	64,317
2009	9.120253	11.354934	24.50%	77,325
2008	14.723077	9.120253	-38.05%	82,901
2007	14.194908	14.723077	3.72%	93,583
2006	12.470481	14.194908	13.83%	106,215
2005	12.086394	12.470481	3.18%	91,880
2004	11.084718	12.086394	9.04%	72,480
2003	8.762333	11.084718	26.50%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.408708	16.768590	8.83%	0
2011	14.342372	15.408708	7.43%	0
2010	12.620167	14.342372	13.65%	0
2009	10.448718	12.620167	20.78%	0
2008	15.050138	10.448718	-30.57%	0
2007	14.255975	15.050138	5.57%	0
2006	12.418841	14.255975	14.79%	0
2005	12.072519	12.418841	2.87%	0
2004	11.661674	12.072519	3.52%	0
2003	9.765754	11.661674	19.41%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.979969	17.278688	8.13%	365
2011	15.854161	15.979969	0.79%	465
2010	14.826476	15.854161	6.93%	448
2009	12.491847	14.826476	18.69%	802
2008	13.672045	12.491847	-8.63%	760
2007	13.165512	13.672045	3.85%	794
2006	12.825871	13.165512	2.65%	668
2005	12.847380	12.825871	-0.17%	546
2004	12.580977	12.847380	2.12%	372
2003	12.199338	12.580977	3.13%	305
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.090415	12.206349	10.06%	0
2011	11.285309	11.090415	-1.73%	0
2010	10.157509	11.285309	11.10%	0
2009	8.301827	10.157509	22.35%	0
2008	11.243560	8.301827	-26.16%	0
2007	10.501921	11.243560	7.06%	0
2006*	10.000000	10.501921	5.02%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.571829	11.792140	11.54%	0
2011	10.849065	10.571829	-2.56%	2,942
2010	9.612773	10.849065	12.86%	0
2009	7.574533	9.612773	26.91%	0
2008	11.422675	7.574533	-33.69%	0
2007	10.521894	11.422675	8.56%	0
2006*	10.000000	10.521894	5.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	10.008543	11.390127	13.80%	0
2011	10.436903	10.008543	-4.10%	0
2010	9.129655	10.436903	14.32%	0
2009	7.049968	9.129655	29.50%	0
2008	11.552705	7.049968	-38.98%	0
2007	10.542019	11.552705	9.59%	0
2006*	10.000000	10.542019	5.42%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	19.574001	22.435335	14.62%	0
2011	20.399348	19.574001	-4.05%	0
2010	17.675281	20.399348	15.41%	0
2009	13.220332	17.675281	33.70%	28,683
2008	23.377160	13.220332	-43.45%	29,308
2007	20.188342	23.377160	15.80%	26,196
2006	18.357045	20.188342	9.98%	18,072
2005	15.940662	18.357045	15.16%	11,931
2004	14.023952	15.940662	13.67%	0
2003	11.086716	14.023952	26.49%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.638456	9.948062	3.21%	0
2011	10.316401	9.638456	-6.57%	0
2010	8.785117	10.316401	17.43%	0
2009	6.040655	8.785117	45.43%	0
2008	13.443845	6.040655	-55.07%	0
2007	9.367249	13.443845	43.52%	4,415
2006*	10.000000	9.367249	-6.33%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.292433	16.505584	15.48%	503
2011	14.378804	14.292433	-0.60%	484
2010	12.677441	14.378804	13.42%	485
2009	9.892995	12.677441	28.15%	795
2008	17.521257	9.892995	-43.54%	779
2007	17.531934	17.521257	-0.06%	2,320
2006	14.814417	17.531934	18.34%	2,159
2005	14.213371	14.814417	4.23%	399
2004	12.948586	14.213371	9.77%	366
2003	10.089795	12.948586	28.33%	1,182

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2012	9.499268	11.183204	17.73%	0
2011	9.433060	9.499268	0.70%	0
2010	7.740722	9.433060	21.86%	0
2009	5.390221	7.740722	43.61%	0
2008	12.171365	5.390221	-55.71%	0
2007	10.038281	12.171365	21.25%	0
2006	9.672813	10.038281	3.78%	0
2005	9.015753	9.672813	7.29%	0
2004	8.545136	9.015753	5.51%	0
2003	6.687212	8.545136	27.78%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.332230	13.920714	12.88%	1,061
2011	12.495657	12.332230	-1.31%	1,101
2010	10.220627	12.495657	22.26%	1,142
2009	8.093000	10.220627	26.29%	1,566
2008	15.563709	8.093000	-48.00%	1,601
2007	12.448828	15.563709	25.02%	463
2006	11.834788	12.448828	5.19%	435
2005	11.363725	11.834788	4.15%	389
2004	11.166492	11.363725	1.77%	389
2003	8.533273	11.166492	30.86%	1,305
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.767645	15.493571	12.54%	204
2011	13.442010	13.767645	2.42%	668
2010	11.986961	13.442010	12.14%	668
2009	8.459919	11.986961	41.69%	668
2008	11.455663	8.459919	-26.15%	679
2007	11.324289	11.455663	1.16%	2,881
2006	10.335185	11.324289	9.57%	3,362
2005	10.228738	10.335185	1.04%	2,406
2004	9.481524	10.228738	7.88%	43
2003	7.577300	9.481524	25.13%	523
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.786232	13.252545	12.44%	118
2011	11.499779	11.786232	2.49%	107
2010	10.266316	11.499779	12.01%	102
2009	7.237660	10.266316	41.85%	92
2008	9.789459	7.237660	-26.07%	87
2007*	10.000000	9.789459	-2.11%	95

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.449621	14.018752	4.23%	320
2011	12.729366	13.449621	5.66%	363
2010	11.995456	12.729366	6.12%	377
2009	10.522621	11.995456	14.00%	392
2008	11.046997	10.522621	-4.75%	401
2007	10.757370	11.046997	2.69%	31
2006	10.465216	10.757370	2.79%	0
2005	10.402383	10.465216	0.60%	0
2004	10.118423	10.402383	2.81%	0
2003*	10.000000	10.118423	1.18%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.287348	11.633223	13.08%	194
2011	11.691389	10.287348	-12.01%	1,014
2010	9.217537	11.691389	26.84%	1,014
2009	6.680093	9.217537	37.99%	1,015
2008	11.205785	6.680093	-40.39%	1,024
2007	9.846616	11.205785	13.80%	996
2006*	10.000000	9.846616	-1.53%	933
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.906937	15.332114	18.79%	0
2011	15.822499	12.906937	-18.43%	0
2010	14.209012	15.822499	11.36%	0
2009	11.403279	14.209012	24.60%	0
2008	20.613530	11.403279	-44.68%	0
2007	17.847473	20.613530	15.50%	0
2006	15.353778	17.847473	16.24%	0
2005	13.094692	15.353778	17.25%	0
2004	11.708141	13.094692	11.84%	0
2003	8.295957	11.708141	41.13%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	12.008939	14.280589	18.92%	485
2011	14.734890	12.008939	-18.50%	567
2010	13.230275	14.734890	11.37%	537
2009	10.613415	13.230275	24.66%	566
2008	19.190138	10.613415	-44.69%	510
2007	16.612455	19.190138	15.52%	542
2006	14.290986	16.612455	16.24%	374
2005	12.193101	14.290986	17.21%	265
2004	10.901182	12.193101	11.85%	79
2003	7.721614	10.901182	41.18%	486

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.072699	16.374110	25.25%	189
2011	14.552334	13.072699	-10.17%	177
2010	11.677127	14.552334	24.62%	171
2009	7.528076	11.677127	55.11%	142
2008	15.646148	7.528076	-51.89%	119
2007	15.035657	15.646148	4.06%	80
2006	13.129617	15.035657	14.52%	51
2005	12.990391	13.129617	1.07%	35
2004	11.563978	12.990391	12.33%	0
2003	7.436365	11.563978	55.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.788201	13.086696	11.02%	0
2011	11.682728	11.788201	0.90%	0
2010	10.521206	11.682728	11.04%	0
2009	7.873384	10.521206	33.63%	0
2008	11.357564	7.873384	-30.68%	0
2007	11.108263	11.357564	2.24%	0
2006*	10.000000	11.108263	11.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	15.587078	18.185049	16.67%	54
2011	16.433932	15.587078	-5.15%	233
2010	13.005172	16.433932	26.36%	233
2009	10.217490	13.005172	27.28%	236
2008	15.478667	10.217490	-33.99%	226
2007	16.090636	15.478667	-3.80%	223
2006	13.956702	16.090636	15.29%	204
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.920699	10.138969	13.66%	0
2011	9.193434	8.920699	-2.97%	0
2010	8.461035	9.193434	8.66%	0
2009	6.591481	8.461035	28.36%	0
2008*	10.000000	6.591481	-34.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.301042	11.486921	11.51%	117
2011	12.422511	10.301042	-17.08%	666
2010	10.726539	12.422511	15.81%	666
2009	6.304842	10.726539	70.13%	666
2008	13.517984	6.304842	-53.36%	674
2007	10.659039	13.517984	26.82%	666
2006*	10.000000	10.659039	6.59%	629

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
2012	13.496174	15.773367	16.87%	0
2011	15.291627	13.496174	-11.74%	0
2010	14.277830	15.291627	7.10%	0
2009	10.548801	14.277830	35.35%	0
2008	17.910554	10.548801	-41.10%	0
2007	15.697116	17.910554	14.10%	0
2006	13.087694	15.697116	19.94%	0
2005	12.020412	13.087694	8.88%	0
2004	10.260715	12.020412	17.15%	0
2003	7.854689	10.260715	30.63%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.217228	10.745836	16.58%	0
2011	10.470799	9.217228	-11.97%	0
2010	9.800819	10.470799	6.84%	0
2009	7.248694	9.800819	35.21%	0
2008	12.339884	7.248694	-41.26%	38
2007	10.846970	12.339884	13.76%	32
2006*	10.000000	10.846970	8.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.405352	17.467958	13.39%	0
2011	15.762310	15.405352	-2.26%	4,155
2010	13.983398	15.762310	12.72%	0
2009	11.955131	13.983398	16.97%	0
2008	11.422100	11.955131	4.67%	0
2007	10.439316	11.422100	9.41%	0
2006*	10.000000	10.439316	4.39%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.212573	2.13%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
2012	8.437591	9.692796	14.88%	0
2011	10.168820	8.437591	-17.02%	0
2010	8.918993	10.168820	14.01%	0
2009	7.558878	8.918993	17.99%	0
2008	12.448855	7.558878	-39.28%	0
2007	11.602156	12.448855	7.30%	0
2006*	10.000000	11.602156	16.02%	0
Guggenheim SBL Fund - Series J (StylePlus Mid Cap Growth Strategy Series) - Q/NQ
2012	8.817861	10.061927	14.11%	0
2011	9.351964	8.817861	-5.71%	0
2010	7.642037	9.351964	22.38%	0
2009	5.386463	7.642037	41.87%	0
2008	9.104513	5.386463	-40.84%	0
2007	10.315062	9.104513	-11.74%	0
2006*	10.000000	10.315062	3.15%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
2012	11.039845	12.324941	11.64%	0
2011	11.129166	11.039845	-0.80%	0
2010	10.214032	11.129166	8.96%	0
2009	8.249929	10.214032	23.81%	0
2008	11.499152	8.249929	-28.26%	0
2007	11.004798	11.499152	4.49%	0
2006*	10.000000	11.004798	10.05%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
2012	9.941590	11.316021	13.83%	0
2011	10.545945	9.941590	-5.73%	0
2010	9.176350	10.545945	14.93%	0
2009	7.000546	9.176350	31.08%	0
2008	11.536953	7.000546	-39.32%	0
2007	11.387009	11.536953	1.32%	0
2006*	10.000000	11.387009	13.87%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
2012	14.000527	15.848326	13.20%	0
2011	14.211284	14.000527	-1.48%	0
2010	12.492509	14.211284	13.76%	0
2009	7.337855	12.492509	70.25%	0
2008	10.633911	7.337855	-31.00%	0
2007	10.571782	10.633911	0.59%	0
2006*	10.000000	10.571782	5.72%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
2012	12.322390	14.512216	17.77%	0
2011	13.107356	12.322390	-5.99%	0
2010	10.912009	13.107356	20.12%	0
2009	7.100855	10.912009	53.67%	0
2008	11.732573	7.100855	-39.48%	0
2007	10.799047	11.732573	8.64%	0
2006*	10.000000	10.799047	7.99%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
2012	11.415348	13.175247	15.42%	0
2011	12.521412	11.415348	-8.83%	0
2010	10.785783	12.521412	16.09%	0
2009	7.604188	10.785783	41.84%	0
2008	10.786546	7.604188	-29.50%	0
2007	10.746274	10.786546	0.37%	0
2006*	10.000000	10.746274	7.46%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series X (StylePlus Small Cap Growth Strategy Series) - Q/NQ
2012	9.239665	10.157510	9.93%	0
2011	9.562681	9.239665	-3.38%	0
2010	7.458449	9.562681	28.21%	0
2009	5.597969	7.458449	33.23%	0
2008	10.763552	5.597969	-47.99%	0
2007	10.343142	10.763552	4.06%	0
2006*	10.000000	10.343142	3.43%	0
Guggenheim SBL Fund - Series Y (StylePlus Large Cap Growth Strategy Series) - Q/NQ
2012	8.830300	9.634355	9.11%	0
2011	9.364663	8.830300	-5.71%	0
2010	8.146185	9.364663	14.96%	0
2009	6.201934	8.146185	31.35%	0
2008	10.000623	6.201934	-37.98%	0
2007	10.817217	10.000623	-7.55%	0
2006*	10.000000	10.817217	8.17%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012*	10.000000	9.635882	-3.64%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2012	11.063790	13.181594	19.14%	0
2011	10.799678	11.063790	2.45%	0
2010	10.407622	10.799678	3.77%	0
2009	8.271597	10.407622	25.82%	0
2008	11.758772	8.271597	-29.66%	0
2007	10.668014	11.758772	10.22%	0
2006*	10.000000	10.668014	6.68%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2012	8.947965	11.297575	26.26%	0
2011	9.711483	8.947965	-7.86%	0
2010	8.385642	9.711483	15.81%	0
2009	6.469422	8.385642	29.62%	0
2008	11.859928	6.469422	-45.45%	0
2007	12.741165	11.859928	-6.92%	0
2006*	10.000000	12.741165	27.41%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2012	16.902323	19.243879	13.85%	0
2011	18.390342	16.902323	-8.09%	0
2010	16.533932	18.390342	11.23%	0
2009	12.405241	16.533932	33.28%	0
2008	21.113905	12.405241	-41.25%	0
2007	18.677008	21.113905	13.05%	0
2006	14.778470	18.677008	26.38%	0
2005	12.715583	14.778470	16.22%	0
2004	10.404876	12.715583	22.21%	0
2003	8.180432	10.404876	27.19%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.948615	-0.51%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.730361	-2.70%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.900660	24.546613	17.44%	0
2011	22.854476	20.900660	-8.55%	0
2010	21.339290	22.854476	7.10%	0
2009	17.316121	21.339290	23.23%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	19.617255	22.935881	16.92%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.522004	17.370636	11.91%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.721040	10.644779	22.06%	0
2011	9.509210	8.721040	-8.29%	0
2010	9.061898	9.509210	4.94%	0
2009	6.297416	9.061898	43.90%	0
2008	11.474682	6.297416	-45.12%	0
2007	8.522247	11.474682	34.64%	0
2006	7.924857	8.522247	7.54%	0
2005	7.144059	7.924857	10.93%	0
2004	6.145006	7.144059	16.26%	0
2003	5.186035	6.145006	18.49%	1,700
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.409716	5.177780	17.42%	0
2011	4.898570	4.409716	-9.98%	0
2010	3.995742	4.898570	22.59%	0
2009	2.584197	3.995742	54.62%	0
2008	4.680325	2.584197	-44.79%	0
2007	3.902724	4.680325	19.92%	0
2006	3.672506	3.902724	6.27%	0
2005	3.340536	3.672506	9.94%	0
2004	3.370605	3.340536	-0.89%	0
2003	2.334963	3.370605	44.35%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.306871	12.611206	11.54%	110
2011	16.956484	11.306871	-33.32%	0
2010	13.762660	16.956484	23.21%	0
2009	7.798599	13.762660	76.48%	0
2008	16.565770	7.798599	-52.92%	0
2007	13.131471	16.565770	26.15%	0
2006	9.086896	13.131471	44.51%	0
2005	6.988123	9.086896	30.03%	0
2004	5.974486	6.988123	16.97%	0
2003	4.506173	5.974486	32.58%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.328229	16.997205	18.63%	0
2011	14.231083	14.328229	0.68%	0
2010	11.696896	14.231083	21.67%	1
2009	9.368008	11.696896	24.86%	1
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.217655	2.18%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.819348	15.781466	14.20%	95
2011	14.087976	13.819348	-1.91%	123
2010	12.853443	14.087976	9.60%	123
2009	10.651224	12.853443	20.68%	119
2008	16.069848	10.651224	-33.72%	95
2007	15.156623	16.069848	6.03%	84
2006	12.762021	15.156623	18.76%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.395371	11.876359	14.25%	0
2011	10.738866	10.395371	-3.20%	0
2010*	10.000000	10.738866	7.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.583645	8.521345	12.36%	0
2011	7.748509	7.583645	-2.13%	0
2010	6.593381	7.748509	17.52%	0
2009	5.012580	6.593381	31.54%	0
2008	8.298523	5.012580	-39.60%	0
2007	7.044463	8.298523	17.80%	43
2006	6.732585	7.044463	4.63%	27
2005	6.414387	6.732585	4.96%	0
2004	6.017884	6.414387	6.59%	0
2003	4.600232	6.017884	30.82%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.800679	15.594250	13.00%	3,181
2011	13.913344	13.800679	-0.81%	3,865
2010	12.442635	13.913344	11.82%	5,759
2009*	10.000000	12.442635	24.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.107259	11.525811	14.03%	0
2011	10.161246	10.107259	-0.53%	0
2010	9.204535	10.161246	10.39%	0
2009	7.567959	9.204535	21.63%	0
2008	10.935557	7.567959	-30.79%	0
2007	10.455243	10.935557	4.59%	0
2006*	10.000000	10.455243	4.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.316569	11.705983	3.44%	0
2011	10.860962	11.316569	4.19%	0
2010	10.397879	10.860962	4.45%	0
2009	9.407821	10.397879	10.52%	0
2008	10.591896	9.407821	-11.18%	0
2007	10.437325	10.591896	1.48%	0
2006*	10.000000	10.437325	4.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	10.011409	12.044977	20.31%	0
2011	11.201198	10.011409	-10.62%	0
2010	10.211900	11.201198	9.69%	0
2009	7.317716	10.211900	39.55%	0
2008	12.101040	7.317716	-39.53%	0
2007	10.737612	12.101040	12.70%	0
2006*	10.000000	10.737612	7.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.311508	10.773015	15.70%	100
2011	9.912974	9.311508	-6.07%	466
2010	8.510393	9.912974	16.48%	466
2009	6.222418	8.510393	36.77%	466
2008	11.318398	6.222418	-45.02%	483
2007	10.264514	11.318398	10.27%	475
2006*	10.000000	10.264514	2.65%	431
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.114867	9.361446	15.36%	479
2011	8.422309	8.114867	-3.65%	481
2010	7.700958	8.422309	9.37%	482
2009	5.979217	7.700958	28.80%	5,341
2008	9.796181	5.979217	-38.96%	0
2007*	10.000000	9.796181	-2.04%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.892929	19.070736	12.89%	0
2011	16.510569	16.892929	2.32%	8
2010	14.805788	16.510569	11.51%	17
2009	10.290167	14.805788	43.88%	22
2008	14.500192	10.290167	-29.03%	22
2007	14.267463	14.500192	1.63%	1,064
2006	13.088926	14.267463	9.00%	1,064
2005	12.972189	13.088926	0.90%	1,064
2004	11.955882	12.972189	8.50%	0
2003	9.921909	11.955882	20.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.463468	15.219247	13.04%	169
2011	13.160066	13.463468	2.31%	462
2010	11.800636	13.160066	11.52%	507
2009	8.196988	11.800636	43.96%	509
2008	11.568076	8.196988	-29.14%	488
2007	11.378717	11.568076	1.66%	450
2006	10.439233	11.378717	9.00%	371
2005*	10.000000	10.439233	4.39%	16
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.393001	13.300526	16.74%	123
2011	11.835488	11.393001	-3.74%	140
2010	10.373383	11.835488	14.09%	141
2009	8.188324	10.373383	26.69%	137
2008	13.187082	8.188324	-37.91%	137
2007	13.685555	13.187082	-3.64%	1,876
2006	11.980731	13.685555	14.23%	1,849
2005	11.661238	11.980731	2.74%	1,849
2004	10.070517	11.661238	15.80%	112
2003	7.774693	10.070517	29.53%	90
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.676969	8.847134	15.24%	111
2011	8.813764	7.676969	-12.90%	515
2010	7.735999	8.813764	13.93%	515
2009	5.131922	7.735999	50.74%	515
2008*	10.000000	5.131922	-48.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.216719	10.127191	9.88%	0
2011	9.659198	9.216719	-4.58%	42
2010	7.931024	9.659198	21.79%	42
2009	6.118329	7.931024	29.63%	45
2008*	10.000000	6.118329	-38.82%	52

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
2008*	10.000000	6.350701	-36.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.882961	10.816580	9.45%	0
2011	10.164795	9.882961	-2.77%	0
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
2008*	10.000000	7.911463	-20.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0
2008*	10.000000	7.190018	-28.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.615941	11.246134	5.94%	0
2011	10.621908	10.615941	-0.06%	0
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0
2008*	10.000000	9.060605	-9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.582525	10.611392	10.74%	0
2011	9.955449	9.582525	-3.75%	0
2010	9.070489	9.955449	9.76%	0
2009	7.547472	9.070489	20.18%	0
2008*	10.000000	7.547472	-24.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0
2008*	10.000000	6.827311	-31.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.155119	11.012655	8.44%	0
2011	10.332147	10.155119	-1.71%	0
2010	9.615490	10.332147	7.45%	0
2009	8.291069	9.615490	15.97%	0
2008*	10.000000	8.291069	-17.09%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.702783	12.426914	6.19%	0
2011	11.139841	11.702783	5.05%	0
2010	10.558648	11.139841	5.50%	0
2009	9.848830	10.558648	7.21%	0
2008*	10.000000	9.848830	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
2008*	10.000000	9.832816	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.471803	22.492709	15.51%	0
2011	25.453036	19.471803	-23.50%	0
2010	22.231185	25.453036	14.49%	0
2009	13.812777	22.231185	60.95%	0
2008	33.184857	13.812777	-58.38%	0
2007	23.132005	33.184857	43.46%	0
2006	17.167614	23.132005	34.74%	0
2005	13.133057	17.167614	30.72%	0
2004	11.036792	13.133057	18.99%	0
2003	6.776365	11.036792	62.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.519831	24.862318	15.53%	102
2011	28.136524	21.519831	-23.52%	102
2010	24.566755	28.136524	14.53%	102
2009	15.247993	24.566755	61.11%	1,632
2008	36.691806	15.247993	-58.44%	86
2007	25.581976	36.691806	43.43%	270
2006	18.996097	25.581976	34.67%	239
2005	14.529882	18.996097	30.74%	129
2004	12.209330	14.529882	19.01%	38
2003	7.498277	12.209330	62.83%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.948407	16.197017	1.56%	325
2011	15.087774	15.948407	5.70%	718
2010	14.611075	15.087774	3.26%	923
2009	14.437885	14.611075	1.20%	1,001
2008	13.600397	14.437885	6.16%	8,683
2007	12.879601	13.600397	5.60%	1,117
2006	12.646037	12.879601	1.85%	779
2005	12.426052	12.646037	1.77%	447
2004	12.210544	12.426052	1.76%	70
2003	12.147237	12.210544	0.52%	789

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.365269	11.808942	13.93%	0
2011	11.655675	10.365269	-11.07%	0
2010	10.439526	11.655675	11.65%	0
2009	8.165994	10.439526	27.84%	0
2008	15.361167	8.165994	-46.84%	0
2007	12.260210	15.361167	25.29%	0
2006	9.355861	12.260210	31.04%	0
2005	7.290600	9.355861	28.33%	0
2004	6.478305	7.290600	12.54%	0
2003	4.846917	6.478305	33.66%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.570732	18.873735	13.90%	562
2011	18.633579	16.570732	-11.07%	775
2010	16.692442	18.633579	11.63%	959
2009	13.062257	16.692442	27.79%	1,000
2008	24.563902	13.062257	-46.82%	929
2007	19.604737	24.563902	25.30%	1,036
2006	14.962124	19.604737	31.03%	953
2005	11.662449	14.962124	28.29%	168
2004	10.348693	11.662449	12.69%	0
2003	7.759258	10.348693	33.37%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.562534	8.809907	16.49%	0
2011	8.805007	7.562534	-14.11%	0
2010	8.319006	8.805007	5.84%	0
2009	6.563605	8.319006	26.74%	0
2008	11.703384	6.563605	-43.92%	0
2007	10.857171	11.703384	7.79%	0
2006*	10.000000	10.857171	8.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.813421	14.635334	14.22%	25,531
2011	13.533627	12.813421	-5.32%	25,590
2010	11.980071	13.533627	12.97%	22,295
2009	9.556444	11.980071	25.36%	18,286
2008	15.354325	9.556444	-37.76%	13,766
2007	14.705289	15.354325	4.41%	9,733
2006	12.767402	14.705289	15.18%	6,791
2005	12.002712	12.767402	6.37%	3,535
2004	10.681108	12.002712	12.37%	0
2003	8.218945	10.681108	29.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.403452	13.370475	7.80%	0
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.678390	13.140760	3.65%	217
2011	12.498208	12.678390	1.44%	202
2010	11.976342	12.498208	4.36%	246
2009	11.140488	11.976342	7.50%	238
2008	12.028901	11.140488	-7.39%	202
2007	11.583512	12.028901	3.85%	161
2006	11.071052	11.583512	4.63%	260
2005	10.873912	11.071052	1.81%	200
2004	10.543381	10.873912	3.13%	147
2003	9.914588	10.543381	6.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.072309	14.275165	9.20%	5,880
2011	13.269596	13.072309	-1.49%	5,965
2010	12.139841	13.269596	9.31%	4,602
2009	10.339873	12.139841	17.41%	4,805
2008	13.660867	10.339873	-24.31%	3,906
2007	13.120417	13.660867	4.12%	3,715
2006	11.955598	13.120417	9.74%	3,762
2005	11.515594	11.955598	3.82%	3,481
2004	10.667735	11.515594	7.95%	3,366
2003	9.016631	10.667735	18.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.089201	14.673907	12.11%	523
2011	13.569976	13.089201	-3.54%	565
2010	12.203317	13.569976	11.20%	769
2009	9.954672	12.203317	22.59%	1,152
2008	14.723058	9.954672	-32.39%	2,391
2007	14.075186	14.723058	4.60%	2,483
2006	12.468670	14.075186	12.88%	3,556
2005	11.815958	12.468670	5.52%	1,737
2004	10.696293	11.815958	10.47%	1,420
2003	8.570137	10.696293	24.81%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.136785	13.986697	6.47%	375
2011	13.060279	13.136785	0.59%	740
2010	12.212310	13.060279	6.94%	781
2009	10.816900	12.212310	12.90%	2,814
2008	12.919773	10.816900	-16.28%	3,018
2007	12.385198	12.919773	4.32%	3,445
2006	11.590666	12.385198	6.85%	3,941
2005	11.255804	11.590666	2.98%	3,372
2004	10.658362	11.255804	5.61%	2,141
2003	9.512081	10.658362	12.05%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.361565	15.627770	16.96%	13,985
2011	13.867515	13.361565	-3.65%	18,520
2010	12.933335	13.867515	7.22%	29,983
2009*	10.000000	12.933335	29.33%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	26.018843	30.120934	15.77%	3,007
2011	27.090157	26.018843	-3.95%	4,067
2010	21.781329	27.090157	24.37%	8,069
2009	16.161541	21.781329	34.77%	9,441
2008	25.811450	16.161541	-37.39%	10,605
2007	24.352351	25.811450	5.99%	10,559
2006	22.485972	24.352351	8.30%	8,828
2005	20.353296	22.485972	10.48%	6,253
2004	17.845279	20.353296	14.05%	3,474
2003	13.447730	17.845279	32.70%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.327199	11.162510	-1.45%	1,226
2011	11.493389	11.327199	-1.45%	1,600
2010	11.662474	11.493389	-1.45%	1,597
2009	11.829103	11.662474	-1.41%	2,681
2008	11.761601	11.829103	0.57%	2,677
2007	11.389731	11.761601	3.26%	1,010
2006	11.055984	11.389731	3.02%	805
2005	10.926674	11.055984	1.18%	289
2004	10.998203	10.926674	-0.65%	83
2003	11.090636	10.998203	-0.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.311379	18.043381	10.62%	541
2011	15.680829	16.311379	4.02%	566
2010	14.388142	15.680829	8.98%	590
2009	11.738054	14.388142	22.58%	614
2008	14.400908	11.738054	-18.49%	638
2007	13.967937	14.400908	3.10%	758
2006	13.518819	13.967937	3.32%	700
2005	13.424511	13.518819	0.70%	0
2004	12.786566	13.424511	4.99%	0
2003	11.572500	12.786566	10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2012	13.516998	15.440871	14.23%	0
2011	15.125524	13.516998	-10.63%	0
2010	13.446880	15.125524	12.48%	0
2009*	10.000000	13.446880	34.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.208702	9.365886	14.10%	0
2011	9.190058	8.208702	-10.68%	58
2010	8.177359	9.190058	12.38%	58
2009	6.080687	8.177359	34.48%	49
2008*	10.000000	6.080687	-39.19%	56
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.944228	14.954677	15.53%	0
2011	15.657454	12.944228	-17.33%	0
2010	14.972479	15.657454	4.57%	0
2009	11.701327	14.972479	27.96%	7
2008	22.125147	11.701327	-47.11%	18
2007	21.813054	22.125147	1.43%	35
2006	18.031528	21.813054	20.97%	10
2005	16.327943	18.031528	10.43%	11
2004	13.776777	16.327943	18.52%	32
2003*	10.000000	13.776777	37.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.780546	10.068108	14.66%	653
2011	9.176149	8.780546	-4.31%	691
2010	8.060818	9.176149	13.84%	704
2009	6.302657	8.060818	27.90%	403
2008*	10.000000	6.302657	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.664277	11.220043	16.10%	0
2011	10.413311	9.664277	-7.19%	0
2010*	10.000000	10.413311	4.13%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.117705	9.407007	15.88%	0
2011	8.771301	8.117705	-7.45%	0
2010	7.894107	8.771301	11.11%	0
2009	6.286901	7.894107	25.56%	0
2008*	10.000000	6.286901	-37.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.190016	10.406227	13.23%	32
2011	9.736789	9.190016	-5.62%	59
2010	7.790588	9.736789	24.98%	59
2009	6.218621	7.790588	25.28%	61
2008*	10.000000	6.218621	-37.81%	16
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.765885	11.197061	14.65%	60
2011	10.144778	9.765885	-3.73%	95
2010	8.604649	10.144778	17.90%	95
2009	6.692181	8.604649	28.58%	736
2008*	10.000000	6.692181	-33.08%	40
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.483308	15.072879	11.79%	0
2011	13.770569	13.483308	-2.09%	0
2010	11.138481	13.770569	23.63%	0
2009	8.867311	11.138481	25.61%	0
2008	16.793597	8.867311	-47.20%	0
2007	15.528017	16.793597	8.15%	10
2006	15.266316	15.528017	1.71%	6
2005	14.330796	15.266316	6.53%	0
2004	12.821504	14.330796	11.77%	0
2003	9.689686	12.821504	32.32%	384
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.329013	35.999038	18.70%	374
2011	32.418151	30.329013	-6.44%	511
2010	25.982239	32.418151	24.77%	520
2009	20.888577	25.982239	24.38%	458
2008	31.241186	20.888577	-33.14%	369
2007	34.051054	31.241186	-8.25%	357
2006	29.456548	34.051054	15.60%	267
2005	28.997596	29.456548	1.58%	182
2004	25.084829	28.997596	15.60%	8
2003	16.227347	25.084829	54.58%	210

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.758071	29.318872	13.82%	44
2011	27.674761	25.758071	-6.93%	44
2010	22.407994	27.674761	23.50%	45
2009	16.880000	22.407994	32.75%	45
2008	27.711600	16.880000	-39.09%	41
2007	27.534538	27.711600	0.64%	14
2006	24.936594	27.534538	10.42%	4
2005	22.527605	24.936594	10.69%	0
2004	19.205589	22.527605	17.30%	0
2003	13.819838	19.205589	38.97%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.744968	13.219491	12.55%	17
2011	11.854736	11.744968	-0.93%	50
2010	10.602976	11.854736	11.81%	51
2009	8.532324	10.602976	24.27%	50
2008	14.814157	8.532324	-42.40%	57
2007	13.896397	14.814157	6.60%	65
2006	12.409166	13.896397	11.98%	14
2005	11.719115	12.409166	5.89%	0
2004	10.834968	11.719115	8.16%	0
2003	8.622061	10.834968	25.67%	2,835
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.708479	11.077778	14.10%	7,440
2011	9.249704	9.708479	4.96%	7,972
2010	7.209649	9.249704	28.30%	9,317
2009	5.591616	7.209649	28.94%	21,539
2008*	10.000000	5.591616	-44.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.473767	10.685207	2.02%	0
2011	10.491270	10.473767	-0.17%	0
2010	10.394113	10.491270	0.93%	0
2009	9.846962	10.394113	5.56%	0
2008*	10.000000	9.846962	-1.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.675592	13.756990	17.83%	0
2011	13.528212	11.675592	-13.69%	38
2010	12.908002	13.528212	4.80%	38
2009*	10.000000	12.908002	29.08%	40

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.289693	10.607117	3.08%	0
2011	10.410601	10.289693	-1.16%	0
2010	10.033500	10.410601	3.76%	0
2009	8.983830	10.033500	11.68%	0
2008	10.530103	8.983830	-14.68%	9
2007	10.199219	10.530103	3.24%	16
2006	9.931551	10.199219	2.70%	0
2005	9.933898	9.931551	-0.02%	0
2004	10.002124	9.933898	-0.68%	0
2003*	10.000000	10.002124	0.02%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	9.989016	10.712200	7.24%	0
2011	10.244319	9.989016	-2.49%	0
2010	8.690609	10.244319	17.88%	0
2009	7.183867	8.690609	20.97%	0
2008	12.043892	7.183867	-40.35%	0
2007	12.159478	12.043892	-0.95%	0
2006	11.722254	12.159478	3.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.174240	14.408229	9.37%	0
2011	13.792558	13.174240	-4.48%	0
2010	11.391748	13.792558	21.07%	0
2009	8.795299	11.391748	29.52%	0
2008	14.738047	8.795299	-40.32%	0
2007	13.897962	14.738047	6.04%	48
2006	12.402412	13.897962	12.06%	0
2005	11.776812	12.402412	5.31%	0
2004*	10.000000	11.776812	11.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	15.274191	17.177424	12.46%	0
2011	15.678634	15.274191	-2.58%	0
2010	14.539941	15.678634	7.83%	0
2009	10.208982	14.539941	42.42%	2,217
2008	19.014745	10.208982	-46.31%	2,217
2007	16.904209	19.014745	12.49%	5,102
2006	15.889314	16.904209	6.39%	5,028
2005	15.340269	15.889314	3.58%	1,341
2004	14.556280	15.340269	5.39%	0
2003	11.279831	14.556280	29.05%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.195058	16.289505	14.75%	515
2011	14.247372	14.195058	-0.37%	515
2010	11.341777	14.247372	25.62%	515
2009	8.678735	11.341777	30.68%	515
2008	17.290851	8.678735	-49.81%	515
2007	16.501698	17.290851	4.78%	699
2006	16.263170	16.501698	1.47%	678
2005	14.690755	16.263170	10.70%	531
2004	12.445509	14.690755	18.04%	44
2003	10.055227	12.445509	23.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.171909	22.903668	19.46%	210
2011	21.207036	19.171909	-9.60%	210
2010	18.554780	21.207036	14.29%	221
2009	13.477578	18.554780	37.67%	195
2008	22.867724	13.477578	-41.06%	180
2007	21.822967	22.867724	4.79%	1,414
2006	18.815041	21.822967	15.99%	1,375
2005	16.697062	18.815041	12.68%	1,319
2004	14.214155	16.697062	17.47%	14
2003*	10.000000	14.214155	42.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	12.015625	14.359018	19.50%	0
2011	13.294223	12.015625	-9.62%	0
2010	11.632540	13.294223	14.28%	0
2009	8.444970	11.632540	37.75%	0
2008	14.327425	8.444970	-41.06%	0
2007	13.675231	14.327425	4.77%	0
2006	11.789981	13.675231	15.99%	0
2005	10.465531	11.789981	12.66%	0
2004	8.911680	10.465531	17.44%	0
2003	6.322604	8.911680	40.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.152770	1.53%	21
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.363724	15.391416	15.17%	7,892
2011	13.561894	13.363724	-1.46%	9,783
2010	11.852164	13.561894	14.43%	17,106
2009	9.374830	11.852164	26.43%	21,513
2008	15.460789	9.374830	-39.36%	22,814
2007	15.024833	15.460789	2.90%	23,174
2006	13.253841	15.024833	13.36%	26,376
2005	12.689909	13.253841	4.44%	19,810
2004	11.763806	12.689909	7.87%	11,342
2003	9.419845	11.763806	24.88%	25

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.449469	10.987135	16.27%	85
2011	9.805147	9.449469	-3.63%	86
2010	8.062226	9.805147	21.62%	86
2009	5.962922	8.062226	35.21%	86
2008	9.732608	5.962922	-38.73%	106
2007	9.997565	9.732608	-2.65%	82
2006*	10.000000	9.997565	-0.02%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.613732	6.14%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.507049	12.970120	3.70%	0
2011	11.705408	12.507049	6.85%	0
2010	10.859825	11.705408	7.79%	0
2009*	10.000000	10.859825	8.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.288307	11.763864	4.21%	0
2011	11.339656	11.288307	-0.45%	16
2010	10.939212	11.339656	3.66%	16
2009*	10.000000	10.939212	9.39%	16
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2012	13.831103	14.823292	7.17%	0
2011	12.567564	13.831103	10.05%	0
2010	11.795669	12.567564	6.54%	0
2009	10.113712	11.795669	16.63%	0
2008	11.037872	10.113712	-8.37%	0
2007	10.123440	11.037872	9.03%	0
2006*	10.000000	10.123440	1.23%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	14.023884	15.146760	8.01%	0
2011	13.734563	14.023884	2.11%	0
2010	12.890771	13.734563	6.55%	0
2009	11.471211	12.890771	12.37%	0
2008	11.112292	11.471211	3.23%	0
2007	10.370039	11.112292	7.16%	0
2006*	10.000000	10.370039	3.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.993935	10.784326	7.91%	0
2011*	10.000000	9.993935	-0.06%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2012	10.883029	11.540463	6.04%	0
2011	12.563204	10.883029	-13.37%	0
2010	9.809001	12.563204	28.08%	0
2009	6.297828	9.809001	55.75%	0
2008	11.265159	6.297828	-44.09%	0
2007	10.994500	11.265159	2.46%	0
2006*	10.000000	10.994500	9.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.459676	14.793998	29.10%	0
2011	10.533927	11.459676	8.79%	0
2010*	10.000000	10.533927	5.34%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.360821	12.252610	7.85%	0
2011	10.911279	11.360821	4.12%	0
2010	10.333491	10.911279	5.59%	0
2009	9.563160	10.333491	8.06%	0
2008	10.806679	9.563160	-11.51%	0
2007	10.399424	10.806679	3.92%	21
2006*	10.000000	10.399424	3.99%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	39.574208	46.003812	16.25%	0
2011	37.516437	39.574208	5.48%	0
2010	34.687929	37.516437	8.15%	0
2009	27.031931	34.687929	28.32%	0
2008	32.261466	27.031931	-16.21%	0
2007	30.731273	32.261466	4.98%	0
2006	28.140902	30.731273	9.21%	0
2005	25.437438	28.140902	10.63%	0
2004	23.451931	25.437438	8.47%	0
2003	18.610910	23.451931	26.01%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2012	12.666917	14.211023	12.19%	0
2011	13.343809	12.666917	-5.07%	0
2010	12.811838	13.343809	4.15%	0
2009	9.809374	12.811838	30.61%	0
2008	17.975722	9.809374	-45.43%	0
2007	15.919012	17.975722	12.92%	0
2006	12.908221	15.919012	23.32%	0
2005	11.792352	12.908221	9.46%	0
2004	10.193349	11.792352	15.69%	0
2003	8.117559	10.193349	25.57%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	40.312688	51.568824	27.92%	0
2011	55.082272	40.312688	-26.81%	0
2010	44.064804	55.082272	25.00%	0
2009	20.974288	44.064804	110.09%	0
2008	60.431031	20.974288	-65.29%	0
2007	44.562351	60.431031	35.61%	0
2006	32.414752	44.562351	37.48%	0
2005	24.917339	32.414752	30.09%	0
2004	20.083913	24.917339	24.07%	0
2003	13.216913	20.083913	51.96%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	43.493077	44.312202	1.88%	0
2011	52.821656	43.493077	-17.66%	0
2010	41.473254	52.821656	27.36%	0
2009	26.713771	41.473254	55.25%	0
2008	50.316098	26.713771	-46.91%	0
2007	35.127563	50.316098	43.24%	0
2006	28.630638	35.127563	22.69%	0
2005	19.153438	28.630638	49.48%	0
2004	15.644606	19.153438	22.43%	0
2003	10.964166	15.644606	42.69%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.630168	-3.70%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.357395	16.325413	6.30%	0
2011	16.333716	15.357395	-5.98%	0
2010	13.073677	16.333716	24.94%	0
2009*	10.000000	13.073677	30.74%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.852762	18.498293	16.69%	0
2011	17.612263	15.852762	-9.99%	0
2010	14.124597	17.612263	24.69%	0
2009	10.051813	14.124597	40.52%	0
2008	15.882881	10.051813	-36.71%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.140494	1.40%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.792695	14.588701	5.77%	0
2011	12.530438	13.792695	10.07%	0
2010	12.101716	12.530438	3.54%	0
2009	11.147327	12.101716	8.56%	0
2008	11.499777	11.147327	-3.06%	0
2007	10.663455	11.499777	7.84%	0
2006	10.656245	10.663455	0.07%	0
2005	10.651623	10.656245	0.04%	0
2004	10.219974	10.651623	4.22%	0
2003*	10.000000	10.219974	2.20%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	13.028629	14.724874	13.02%	0
2011	12.827425	13.028629	1.57%	0
2010	11.408680	12.827425	12.44%	0
2009	9.807567	11.408680	16.33%	0
2008	15.221926	9.807567	-35.57%	0
2007	15.465441	15.221926	-1.57%	0
2006	13.409003	15.465441	15.34%	0
2005	13.010107	13.409003	3.07%	0
2004	11.689405	13.010107	11.30%	0
2003	9.174309	11.689405	27.41%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	13.402780	15.994925	19.34%	0
2011	15.469468	13.402780	-13.36%	0
2010	13.862139	15.469468	11.60%	0
2009	10.520876	13.862139	31.76%	0
2008	19.358592	10.520876	-45.65%	0
2007	16.648726	19.358592	16.28%	0
2006	13.518429	16.648726	23.16%	0
2005	12.117584	13.518429	11.56%	0
2004	10.704526	12.117584	13.20%	0
2003	8.728132	10.704526	22.64%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.644325	13.341970	14.58%	0
2011	11.903854	11.644325	-2.18%	0
2010	10.133858	11.903854	17.47%	0
2009	7.917341	10.133858	28.00%	0
2008	10.625020	7.917341	-25.48%	0
2007	11.042287	10.625020	-3.78%	0
2006*	10.000000	11.042287	10.42%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	18.741180	21.150009	12.85%	0
2011	18.834917	18.741180	-0.50%	0
2010	16.858625	18.834917	11.72%	0
2009	14.279047	16.858625	18.07%	0
2008	19.798017	14.279047	-27.88%	0
2007	21.190011	19.798017	-6.57%	0
2006	18.129889	21.190011	16.88%	0
2005	17.523098	18.129889	3.46%	0
2004	15.559667	17.523098	12.62%	0
2003	12.249189	15.559667	27.03%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.371587	13.400106	8.31%	0
2011	13.034055	12.371587	-5.08%	0
2010	12.055694	13.034055	8.12%	0
2009*	10.000000	12.055694	20.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.836151	16.913468	14.00%	0
2011	14.977337	14.836151	-0.94%	0
2010	12.084235	14.977337	23.94%	0
2009	9.812538	12.084235	23.15%	0
2008	14.420003	9.812538	-31.95%	0
2007	14.737340	14.420003	-2.15%	0
2006	13.076669	14.737340	12.70%	0
2005	12.379750	13.076669	5.63%	0
2004	10.311541	12.379750	20.06%	0
2003	7.597901	10.311541	35.72%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.080282	12.220595	10.29%	0
2011	11.148183	11.080282	-0.61%	0
2010	9.857382	11.148183	13.09%	0
2009	7.481911	9.857382	31.75%	0
2008	11.583691	7.481911	-35.41%	0
2007	10.911525	11.583691	6.16%	0
2006	10.143929	10.911525	7.57%	0
2005	9.938626	10.143929	2.07%	0
2004	9.499959	9.938626	4.62%	0
2003	7.654150	9.499959	24.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.816278	14.610282	14.00%	0
2011	12.771239	12.816278	0.35%	0
2010	11.290301	12.771239	13.12%	0
2009	9.072925	11.290301	24.44%	0
2008	14.654133	9.072925	-38.09%	0
2007	14.135644	14.654133	3.67%	0
2006	12.424711	14.135644	13.77%	0
2005	12.048127	12.424711	3.13%	0
2004	11.055229	12.048127	8.98%	0
2003	8.743455	11.055229	26.44%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.305480	16.647779	8.77%	0
2011	14.253495	15.305480	7.38%	0
2010	12.548318	14.253495	13.59%	0
2009	10.394501	12.548318	20.72%	0
2008	14.979668	10.394501	-30.61%	0
2007	14.196462	14.979668	5.52%	0
2006	12.373260	14.196462	14.74%	0
2005	12.034289	12.373260	2.82%	0
2004	11.630648	12.034289	3.47%	0
2003	9.744716	11.630648	19.35%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.877601	17.159280	8.07%	0
2011	15.760573	15.877601	0.74%	0
2010	14.746442	15.760573	6.88%	0
2009	12.430716	14.746442	18.63%	0
2008	13.612057	12.430716	-8.68%	0
2007	13.114438	13.612057	3.79%	0
2006	12.782592	13.114438	2.60%	0
2005	12.810509	12.782592	-0.22%	0
2004	12.551247	12.810509	2.07%	0
2003	12.176693	12.551247	3.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.058581	12.165146	10.01%	0
2011	11.258606	11.058581	-1.78%	0
2010	10.138614	11.258606	11.05%	0
2009	8.290592	10.138614	22.29%	0
2008	11.234050	8.290592	-26.20%	0
2007	10.498392	11.234050	7.01%	0
2006*	10.000000	10.498392	4.98%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.541446	11.752283	11.49%	0
2011	10.823369	10.541446	-2.60%	0
2010	9.594872	10.823369	12.80%	0
2009	7.564266	9.594872	26.84%	0
2008	11.412998	7.564266	-33.72%	0
2007	10.518347	11.412998	8.51%	0
2006*	10.000000	10.518347	5.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.979832	11.351677	13.75%	0
2011	10.412239	9.979832	-4.15%	0
2010	9.112684	10.412239	14.26%	0
2009	7.040431	9.112684	29.43%	0
2008	11.542938	7.040431	-39.01%	0
2007	10.538472	11.542938	9.53%	0
2006*	10.000000	10.538472	5.38%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	19.442885	22.273716	14.56%	0
2011	20.272971	19.442885	-4.09%	0
2010	17.574694	20.272971	15.35%	0
2009	13.151764	17.574694	33.63%	53
2008	23.267756	13.151764	-43.48%	53
2007	20.104112	23.267756	15.74%	53
2006	18.289700	20.104112	9.92%	53
2005	15.890209	18.289700	15.10%	53
2004	13.986657	15.890209	13.61%	54
2003	11.062836	13.986657	26.43%	54
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.610780	9.914446	3.16%	331
2011	10.291995	9.610780	-6.62%	332
2010	8.768775	10.291995	17.37%	332
2009	6.032463	8.768775	45.36%	332
2008	13.432461	6.032463	-55.09%	333
2007	9.364090	13.432461	43.45%	306
2006*	10.000000	9.364090	-6.36%	287
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.196678	16.386659	15.43%	86
2011	14.289703	14.196678	-0.65%	86
2010	12.605268	14.289703	13.36%	86
2009	9.841661	12.605268	28.08%	87
2008	17.439229	9.841661	-43.57%	87
2007	17.458770	17.439229	-0.11%	87
2006	14.760062	17.458770	18.28%	87
2005	14.168390	14.760062	4.18%	87
2004	12.914155	14.168390	9.71%	88
2003	10.068066	12.914155	28.27%	88

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2012	9.435613	11.102611	17.67%	0
2011	9.374596	9.435613	0.65%	0
2010	7.696648	9.374596	21.80%	0
2009	5.362252	7.696648	43.53%	0
2008	12.114380	5.362252	-55.74%	0
2007	9.996390	12.114380	21.19%	0
2006	9.637319	9.996390	3.73%	0
2005	8.987214	9.637319	7.23%	0
2004	8.522420	8.987214	5.45%	0
2003	6.672816	8.522420	27.72%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.249518	13.820322	12.82%	0
2011	12.418141	12.249518	-1.36%	0
2010	10.162366	12.418141	22.20%	0
2009	8.050949	10.162366	26.23%	0
2008	15.490725	8.050949	-48.03%	0
2007	12.396773	15.490725	24.96%	0
2006	11.791270	12.396773	5.14%	0
2005	11.327678	11.791270	4.09%	0
2004	11.136737	11.327678	1.71%	0
2003	8.514851	11.136737	30.79%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.675392	15.381936	12.48%	0
2011	13.358714	13.675392	2.37%	0
2010	11.918726	13.358714	12.08%	0
2009	8.416032	11.918726	41.62%	0
2008	11.402019	8.416032	-26.19%	0
2007	11.277015	11.402019	1.11%	0
2006	10.297247	11.277015	9.51%	0
2005	10.196357	10.297247	0.99%	0
2004	9.456304	10.196357	7.83%	0
2003	7.560980	9.456304	25.07%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.758335	13.214471	12.38%	0
2011	11.478372	11.758335	2.44%	0
2010	10.252397	11.478372	11.96%	0
2009	7.231511	10.252397	41.77%	0
2008	9.786127	7.231511	-26.10%	0
2007*	10.000000	9.786127	-2.14%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.390631	13.950172	4.18%	0
2011	12.679944	13.390631	5.60%	0
2010	11.954949	12.679944	6.06%	0
2009	10.492401	11.954949	13.94%	0
2008	11.020864	10.492401	-4.80%	0
2007	10.737396	11.020864	2.64%	0
2006	10.451062	10.737396	2.74%	0
2005	10.393570	10.451062	0.55%	0
2004	10.114979	10.393570	2.75%	0
2003*	10.000000	10.114979	1.15%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.257797	11.593896	13.03%	335
2011	11.663733	10.257797	-12.05%	335
2010	9.200402	11.663733	26.77%	336
2009	6.671050	9.200402	37.92%	336
2008	11.196312	6.671050	-40.42%	336
2007	9.843302	11.196312	13.75%	308
2006*	10.000000	9.843302	-1.57%	287
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.820436	15.221616	18.73%	0
2011	15.724428	12.820436	-18.47%	0
2010	14.128098	15.724428	11.30%	0
2009	11.344108	14.128098	24.54%	0
2008	20.517005	11.344108	-44.71%	0
2007	17.772964	20.517005	15.44%	0
2006	15.297418	17.772964	16.18%	0
2005	13.053223	15.297418	17.19%	0
2004	11.676982	13.053223	11.79%	0
2003	8.278081	11.676982	41.06%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.950190	14.203506	18.86%	0
2011	14.670234	11.950190	-18.54%	0
2010	13.178908	14.670234	11.32%	0
2009	10.577575	13.178908	24.59%	0
2008	19.135070	10.577575	-44.72%	0
2007	16.573237	19.135070	15.46%	0
2006	14.264458	16.573237	16.19%	0
2005	12.176620	14.264458	17.15%	0
2004	10.891962	12.176620	11.79%	0
2003	7.718997	10.891962	41.11%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	13.008694	16.285665	25.19%	115
2011	14.488426	13.008694	-10.21%	115
2010	11.631741	14.488426	24.56%	115
2009	7.502620	11.631741	55.04%	116
2008	15.601198	7.502620	-51.91%	116
2007	15.000119	15.601198	4.01%	116
2006	13.105208	15.000119	14.46%	117
2005	12.972801	13.105208	1.02%	117
2004	11.554180	12.972801	12.28%	117
2003	7.433831	11.554180	55.43%	118
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.754372	13.042512	10.96%	0
2011	11.655097	11.754372	0.85%	0
2010	10.501643	11.655097	10.98%	0
2009	7.862729	10.501643	33.56%	0
2008	11.347958	7.862729	-30.71%	0
2007	11.104529	11.347958	2.19%	0
2006*	10.000000	11.104529	11.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.801171	11.428966	16.61%	0
2011	10.338907	9.801171	-5.20%	0
2010	8.185954	10.338907	26.30%	0
2009	6.434554	8.185954	27.22%	0
2008	9.752789	6.434554	-34.02%	0
2007	10.143557	9.752789	-3.85%	0
2006*	10.000000	10.143557	1.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	0
2010	8.453884	9.181002	8.60%	0
2009	6.589253	8.453884	28.30%	0
2008*	10.000000	6.589253	-34.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.271464	11.448108	11.46%	0
2011	12.393116	10.271464	-17.12%	0
2010	10.706574	12.393116	15.75%	0
2009	6.296301	10.706574	70.05%	0
2008	13.506531	6.296301	-53.38%	0
2007	10.655440	13.506531	26.76%	0
2006*	10.000000	10.655440	6.55%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
2012	13.430153	15.688213	16.81%	0
2011	15.224526	13.430153	-11.79%	0
2010	14.222374	15.224526	7.05%	0
2009	10.513161	14.222374	35.28%	0
2008	17.859129	10.513161	-41.13%	0
2007	15.660044	17.859129	14.04%	0
2006	13.063390	15.660044	19.88%	0
2005	12.004163	13.063390	8.82%	0
2004	10.252048	12.004163	17.09%	0
2003	7.852023	10.252048	30.57%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.190757	10.709514	16.52%	0
2011	10.446027	9.190757	-12.02%	0
2010	9.782597	10.446027	6.78%	0
2009	7.238892	9.782597	35.14%	0
2008	12.329457	7.238892	-41.29%	0
2007	10.843323	12.329457	13.71%	0
2006*	10.000000	10.843323	8.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.361112	17.408924	13.33%	0
2011	15.725011	15.361112	-2.31%	0
2010	13.957379	15.725011	12.66%	0
2009	11.938945	13.957379	16.91%	0
2008	11.412418	11.938945	4.61%	0
2007	10.435795	11.412418	9.36%	0
2006*	10.000000	10.435795	4.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.209122	2.09%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
2012	8.413803	9.660560	14.82%	0
2011	10.145294	8.413803	-17.07%	0
2010	8.902877	10.145294	13.96%	0
2009	7.549055	8.902877	17.93%	0
2008	12.439008	7.549055	-39.31%	0
2007	11.598891	12.439008	7.24%	0
2006*	10.000000	11.598891	15.99%	0
Guggenheim SBL Fund - Series J (StylePlus Mid Cap Growth Strategy Series) - Q/NQ
2012	8.793020	10.028490	14.05%	0
2011	9.330339	8.793020	-5.76%	0
2010	7.628231	9.330339	22.31%	0
2009	5.379457	7.628231	41.80%	0
2008	9.097298	5.379457	-40.87%	0
2007	10.312149	9.097298	-11.78%	0
2006*	10.000000	10.312149	3.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
2012	11.008710	12.283935	11.58%	0
2011	11.103408	11.008710	-0.85%	0
2010	10.195562	11.103408	8.90%	0
2009	8.239202	10.195562	23.74%	0
2008	11.490037	8.239202	-28.29%	0
2007	11.001693	11.490037	4.44%	0
2006*	10.000000	11.001693	10.02%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
2012	9.913551	11.278354	13.77%	0
2011	10.521534	9.913551	-5.78%	0
2010	9.159756	10.521534	14.87%	0
2009	6.991427	9.159756	31.01%	0
2008	11.527802	6.991427	-39.35%	0
2007	11.383794	11.527802	1.27%	0
2006*	10.000000	11.383794	13.84%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
2012	13.961096	15.795660	13.14%	0
2011	14.178438	13.961096	-1.53%	0
2010	12.469962	14.178438	13.70%	0
2009	7.328317	12.469962	70.16%	0
2008	10.625490	7.328317	-31.03%	0
2007	10.568800	10.625490	0.54%	0
2006*	10.000000	10.568800	5.69%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
2012	12.287658	14.463953	17.71%	0
2011	13.077044	12.287658	-6.04%	0
2010	10.892292	13.077044	20.06%	0
2009	7.091623	10.892292	53.59%	0
2008	11.723275	7.091623	-39.51%	0
2007	10.796002	11.723275	8.59%	0
2006*	10.000000	10.796002	7.96%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
2012	11.383158	13.131406	15.36%	0
2011	12.492434	11.383158	-8.88%	0
2010	10.766290	12.492434	16.03%	0
2009	7.594298	10.766290	41.77%	0
2008	10.777996	7.594298	-29.54%	0
2007	10.743245	10.777996	0.32%	0
2006*	10.000000	10.743245	7.43%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series X (StylePlus Small Cap Growth Strategy Series) - Q/NQ
2012	9.213630	10.123726	9.88%	0
2011	9.540570	9.213630	-3.43%	0
2010	7.444983	9.540570	28.15%	0
2009	5.590692	7.444983	33.17%	0
2008	10.755028	5.590692	-48.02%	0
2007	10.340219	10.755028	4.01%	0
2006*	10.000000	10.340219	3.40%	0
Guggenheim SBL Fund - Series Y (StylePlus Large Cap Growth Strategy Series) - Q/NQ
2012	8.805416	9.602318	9.05%	0
2011	9.343006	8.805416	-5.75%	0
2010	8.131464	9.343006	14.90%	0
2009	6.193861	8.131464	31.28%	0
2008	9.992694	6.193861	-38.02%	0
2007	10.814168	9.992694	-7.60%	0
2006*	10.000000	10.814168	8.14%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	10.454503	11.676881	11.69%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2012	11.032598	13.137742	19.08%	0
2011	10.774692	11.032598	2.39%	0
2010	10.388824	10.774692	3.71%	0
2009	8.260850	10.388824	25.76%	0
2008	11.749454	8.260850	-29.69%	0
2007	10.665000	11.749454	10.17%	0
2006*	10.000000	10.665000	6.65%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2012	8.922746	11.260011	26.19%	0
2011	9.689013	8.922746	-7.91%	0
2010	8.370485	9.689013	15.75%	0
2009	6.461002	8.370485	29.55%	0
2008	11.850539	6.461002	-45.48%	0
2007	12.737583	11.850539	-6.96%	0
2006*	10.000000	12.737583	27.38%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2012	16.819614	19.139981	13.80%	0
2011	18.309622	16.819614	-8.14%	0
2010	16.469708	18.309622	11.17%	0
2009	12.363328	16.469708	33.21%	0
2008	21.053292	12.363328	-41.28%	0
2007	18.632898	21.053292	12.99%	0
2006	14.751026	18.632898	26.32%	0
2005	12.698388	14.751026	16.16%	0
2004	10.396068	12.698388	22.15%	0
2003	8.177656	10.396068	27.13%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.945246	-0.55%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.727018	-2.73%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.783511	24.396615	17.38%	0
2011	22.737900	20.783511	-8.60%	0
2010	21.241206	22.737900	7.05%	0
2009	17.245268	21.241206	23.17%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	19.507277	22.795703	16.86%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.470246	17.303914	11.85%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.668397	10.575148	22.00%	0
2011	9.456593	8.668397	-8.33%	0
2010	9.016324	9.456593	4.88%	0
2009	6.268928	9.016324	43.83%	0
2008	11.428589	6.268928	-45.15%	0
2007	8.492349	11.428589	34.58%	0
2006	7.901043	8.492349	7.48%	0
2005	7.126209	7.901043	10.87%	0
2004	6.132757	7.126209	16.20%	0
2003	5.178331	6.132757	18.43%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.383012	5.143812	17.36%	0
2011	4.871385	4.383012	-10.03%	0
2010	3.975587	4.871385	22.53%	0
2009	2.572472	3.975587	54.54%	0
2008	4.661468	2.572472	-44.81%	0
2007	3.888995	4.661468	19.86%	0
2006	3.661446	3.888995	6.21%	0
2005	3.332166	3.661446	9.88%	0
2004	3.363865	3.332166	-0.94%	0
2003	2.331479	3.363865	44.28%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.238620	12.528714	11.48%	296
2011	16.862684	11.238620	-33.35%	0
2010	13.693467	16.862684	23.14%	0
2009	7.763332	13.693467	76.39%	0
2008	16.499263	7.763332	-52.95%	0
2007	13.085427	16.499263	26.09%	0
2006	9.059618	13.085427	44.44%	0
2005	6.970674	9.059618	29.97%	0
2004	5.962587	6.970674	16.91%	0
2003	4.499478	5.962587	32.52%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.272624	16.922628	18.57%	0
2011	14.183043	14.272624	0.63%	0
2010	11.663313	14.183043	21.60%	0
2009	9.345851	11.663313	24.80%	0
2008	14.205869	9.345851	-34.21%	0
2007	14.077968	14.205869	0.91%	0
2006	12.231867	14.077968	15.09%	0
2005	11.370133	12.231867	7.58%	0
2004*	10.000000	11.370133	13.70%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	13.431539	15.994317	19.08%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.082318	14.932191	14.14%	0
2011	13.343369	13.082318	-1.96%	0
2010	12.180267	13.343369	9.55%	0
2009	10.098507	12.180267	20.61%	0
2008	15.243699	10.098507	-33.75%	0
2007	14.384752	15.243699	5.97%	0
2006	12.118222	14.384752	18.70%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.386610	11.860324	14.19%	0
2011	10.735263	10.386610	-3.25%	0
2010*	10.000000	10.735263	7.35%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.532835	8.459946	12.31%	0
2011	7.700493	7.532835	-2.18%	0
2010	6.555835	7.700493	17.46%	0
2009	4.986558	6.555835	31.47%	0
2008	8.259649	4.986558	-39.63%	0
2007	7.015054	8.259649	17.74%	0
2006	6.707862	7.015054	4.58%	0
2005	6.394073	6.707862	4.91%	0
2004	6.001871	6.394073	6.53%	0
2003	4.590315	6.001871	30.75%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.782052	15.565286	12.94%	0
2011	13.901600	13.782052	-0.86%	0
2010	12.438437	13.901600	11.76%	0
2009*	10.000000	12.438437	24.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.078216	11.486841	13.98%	0
2011	10.137186	10.078216	-0.58%	0
2010	9.187384	10.137186	10.34%	0
2009	7.557697	9.187384	21.56%	0
2008	10.926297	7.557697	-30.83%	0
2007	10.451726	10.926297	4.54%	0
2006*	10.000000	10.451726	4.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.284076	11.666419	3.39%	0
2011	10.835256	11.284076	4.14%	0
2010	10.378523	10.835256	4.40%	0
2009	9.395078	10.378523	10.47%	0
2008	10.582931	9.395078	-11.22%	0
2007	10.433824	10.582931	1.43%	0
2006*	10.000000	10.433824	4.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.982671	12.004302	20.25%	0
2011	11.174715	9.982671	-10.67%	0
2010	10.192912	11.174715	9.63%	0
2009	7.307804	10.192912	39.48%	0
2008	12.090799	7.307804	-39.56%	0
2007	10.734006	12.090799	12.64%	0
2006*	10.000000	10.734006	7.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.284769	10.736608	15.64%	0
2011	9.889514	9.284769	-6.12%	0
2010	8.494561	9.889514	16.42%	0
2009	6.213995	8.494561	36.70%	0
2008	11.308815	6.213995	-45.05%	0
2007	10.261053	11.308815	10.21%	0
2006*	10.000000	10.261053	2.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.095662	9.334537	15.30%	0
2011	8.406630	8.095662	-3.70%	0
2010	7.690526	8.406630	9.31%	0
2009	5.974146	7.690526	28.73%	0
2008	9.792857	5.974146	-38.99%	0
2007*	10.000000	9.792857	-2.07%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.779774	18.933351	12.83%	0
2011	16.408272	16.779774	2.26%	0
2010	14.721522	16.408272	11.46%	0
2009	10.236784	14.721522	43.81%	0
2008	14.432295	10.236784	-29.07%	0
2007	14.207908	14.432295	1.58%	0
2006	13.040874	14.207908	8.95%	0
2005	12.931102	13.040874	0.85%	0
2004	11.924059	12.931102	8.45%	0
2003	9.900524	11.924059	20.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.418047	15.160187	12.98%	0
2011	13.122323	13.418047	2.25%	0
2010	11.772757	13.122323	11.46%	0
2009	8.181762	11.772757	43.89%	0
2008	11.552447	8.181762	-29.18%	0
2007	11.369143	11.552447	1.61%	0
2006	10.435727	11.369143	8.94%	0
2005*	10.000000	10.435727	4.36%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.316625	13.204640	16.68%	0
2011	11.762107	11.316625	-3.79%	0
2010	10.314299	11.762107	14.04%	0
2009	8.145827	10.314299	26.62%	0
2008	13.125312	8.145827	-37.94%	0
2007	13.628411	13.125312	-3.69%	0
2006	11.936752	13.628411	14.17%	0
2005	11.624315	11.936752	2.69%	0
2004	10.043723	11.624315	15.74%	0
2003	7.757941	10.043723	29.46%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.662684	8.826188	15.18%	0
2011	8.801821	7.662684	-12.94%	0
2010	7.729430	8.801821	13.87%	0
2009	5.130170	7.729430	50.67%	0
2008*	10.000000	5.130170	-48.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.199592	10.103238	9.82%	0
2011	9.646129	9.199592	-4.63%	0
2010	7.924306	9.646129	21.73%	0
2009	6.116244	7.924306	29.56%	0
2008*	10.000000	6.116244	-38.84%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.436374	9.651801	14.41%	0
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.864594	10.790994	9.39%	0
2011	10.151038	9.864594	-2.82%	0
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
2008*	10.000000	7.908776	-20.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.255266	10.359815	11.93%	0
2011	9.731444	9.255266	-4.89%	0
2010	8.790510	9.731444	10.70%	0
2009	7.187575	8.790510	22.30%	0
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.596201	11.219522	5.88%	0
2011	10.607527	10.596201	-0.11%	0
2010	10.083319	10.607527	5.20%	0
2009	9.057536	10.083319	11.33%	0
2008*	10.000000	9.057536	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.564729	10.586292	10.68%	0
2011	9.941983	9.564729	-3.79%	0
2010	9.062813	9.941983	9.70%	0
2009	7.544912	9.062813	20.12%	0
2008*	10.000000	7.544912	-24.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
2008*	10.000000	6.824993	-31.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	0
2009	8.288260	9.607347	15.92%	0
2008*	10.000000	8.288260	-17.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.681023	12.397493	6.13%	0
2011	11.124752	11.681023	5.00%	0
2010	10.549709	11.124752	5.45%	0
2009	9.845494	10.549709	7.15%	0
2008*	10.000000	9.845494	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.540931	13.231603	5.51%	0
2011	12.005371	12.540931	4.46%	0
2010	11.273445	12.005371	6.49%	0
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.360919	22.353257	15.46%	0
2011	25.320932	19.360919	-23.54%	0
2010	22.127024	25.320932	14.43%	0
2009	13.755036	22.127024	60.86%	0
2008	33.063004	13.755036	-58.40%	0
2007	23.058810	33.063004	43.39%	0
2006	17.121952	23.058810	34.67%	0
2005	13.104750	17.121952	30.65%	0
2004	11.018589	13.104750	18.93%	0
2003	6.768606	11.018589	62.79%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.414507	24.728056	15.47%	0
2011	28.013014	21.414507	-23.56%	0
2010	24.471320	28.013014	14.47%	0
2009	15.196467	24.471320	61.03%	0
2008	36.586463	15.196467	-58.46%	0
2007	25.521530	36.586463	43.36%	0
2006	18.960812	25.521530	34.60%	0
2005	14.510224	18.960812	30.67%	0
2004	12.198995	14.510224	18.95%	0
2003	7.495729	12.198995	62.75%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.841556	16.080324	1.51%	0
2011	14.994272	15.841556	5.65%	0
2010	14.527898	14.994272	3.21%	0
2009	14.362980	14.527898	1.15%	0
2008	13.536704	14.362980	6.10%	0
2007	12.825824	13.536704	5.54%	0
2006	12.599616	12.825824	1.80%	0
2005	12.386709	12.599616	1.72%	0
2004	12.178075	12.386709	1.71%	0
2003	12.121079	12.178075	0.47%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.306277	11.735773	13.87%	0
2011	11.595202	10.306277	-11.12%	0
2010	10.390629	11.595202	11.59%	0
2009	8.131881	10.390629	27.78%	0
2008	15.304786	8.131881	-46.87%	0
2007	12.221441	15.304786	25.23%	0
2006	9.330986	12.221441	30.98%	0
2005	7.274894	9.330986	28.26%	0
2004	6.467638	7.274894	12.48%	0
2003	4.841394	6.467638	33.59%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.489599	18.771781	13.84%	0
2011	18.551749	16.489599	-11.12%	0
2010	16.627569	18.551749	11.57%	0
2009	13.018102	16.627569	27.73%	0
2008	24.493336	13.018102	-46.85%	0
2007	19.558384	24.493336	25.23%	0
2006	14.934305	19.558384	30.96%	0
2005	11.646653	14.934305	28.23%	0
2004	10.339912	11.646653	12.64%	0
2003	7.756602	10.339912	33.30%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.540827	8.780151	16.43%	0
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
2009	6.554722	8.303543	26.68%	0
2008	11.693487	6.554722	-43.95%	0
2007	10.853520	11.693487	7.74%	0
2006*	10.000000	10.853520	8.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.748966	14.554321	14.16%	0
2011	13.472382	12.748966	-5.37%	0
2010	11.931917	13.472382	12.91%	0
2009	9.522873	11.931917	25.30%	0
2008	15.308184	9.522873	-37.79%	0
2007	14.668581	15.308184	4.36%	0
2006	12.741978	14.668581	15.12%	0
2005	11.984875	12.741978	6.32%	0
2004	10.670649	11.984875	12.32%	0
2003	8.215054	10.670649	29.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	0
2009*	10.000000	11.523426	15.23%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	13.010184	14.384375	10.56%	0
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.614655	13.068055	3.59%	0
2011	12.441672	12.614655	1.39%	0
2010	11.928224	12.441672	4.30%	0
2009	11.101361	11.928224	7.45%	0
2008	11.992742	11.101361	-7.43%	0
2007	11.554601	11.992742	3.79%	0
2006	11.049006	11.554601	4.58%	0
2005	10.857746	11.049006	1.76%	0
2004	10.533052	10.857746	3.08%	0
2003	9.909899	10.533052	6.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.006607	14.196190	9.15%	0
2011	13.209596	13.006607	-1.54%	0
2010	12.091079	13.209596	9.25%	0
2009	10.303566	12.091079	17.35%	0
2008	13.619819	10.303566	-24.35%	0
2007	13.087664	13.619819	4.07%	0
2006	11.931793	13.087664	9.69%	0
2005	11.498473	11.931793	3.77%	0
2004	10.657265	11.498473	7.89%	0
2003	9.012363	10.657265	18.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.023413	14.592735	12.05%	0
2011	13.508611	13.023413	-3.59%	0
2010	12.154289	13.508611	11.14%	0
2009	9.919721	12.154289	22.53%	0
2008	14.678830	9.919721	-32.42%	0
2007	14.040065	14.678830	4.55%	0
2006	12.443859	14.040065	12.83%	0
2005	11.798411	12.443859	5.47%	0
2004	10.685816	11.798411	10.41%	0
2003	8.566085	10.685816	24.75%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.070731	13.909287	6.42%	0
2011	13.001188	13.070731	0.53%	0
2010	12.163228	13.001188	6.89%	0
2009	10.778891	12.163228	12.84%	0
2008	12.880912	10.778891	-16.32%	0
2007	12.354247	12.880912	4.26%	0
2006	11.567555	12.354247	6.80%	0
2005	11.239043	11.567555	2.92%	0
2004	10.647898	11.239043	5.55%	0
2003	9.507569	10.647898	11.99%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.343510	15.598716	16.90%	76
2011	13.855790	13.343510	-3.70%	76
2010	12.928952	13.855790	7.17%	76
2009*	10.000000	12.928952	29.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	25.844457	29.903839	15.71%	0
2011	26.922228	25.844457	-4.00%	0
2010	21.657282	26.922228	24.31%	0
2009	16.077655	21.657282	34.70%	0
2008	25.690552	16.077655	-37.42%	0
2007	24.250660	25.690552	5.94%	0
2006	22.403405	24.250660	8.25%	0
2005	20.288824	22.403405	10.42%	0
2004	11.797782	20.288824	14.00%	0
2003	13.418734	11.797782	32.63%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.251291	11.082065	-1.50%	0
2011	11.422145	11.251291	-1.50%	0
2010	11.596067	11.422145	-1.50%	0
2009	11.767718	11.596067	-1.46%	0
2008	11.706507	11.767718	0.52%	0
2007	11.342165	11.706507	3.21%	0
2006	11.015384	11.342165	2.97%	0
2005	10.892063	11.015384	1.13%	0
2004	10.968931	10.892063	-0.70%	0
2003	11.066732	10.968931	-0.88%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.202156	17.913443	10.56%	0
2011	15.583700	16.202156	3.97%	0
2010	14.306279	15.583700	8.93%	0
2009	11.677180	14.306279	22.51%	0
2008	14.333485	11.677180	-18.53%	0
2007	13.909639	14.333485	3.05%	0
2006	13.469205	13.909639	3.27%	0
2005	13.382009	13.469205	0.65%	0
2004	12.752538	13.382009	4.94%	0
2003	11.547565	12.752538	10.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2012	13.498743	15.412175	14.17%	0
2011	15.112756	13.498743	-10.68%	0
2010	13.442337	15.112756	12.43%	0
2009*	10.000000	13.442337	34.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.193431	9.343704	14.04%	0
2011	9.177625	8.193431	-10.72%	0
2010	8.170431	9.177625	12.33%	0
2009	6.078619	8.170431	34.41%	0
2008*	10.000000	6.078619	-39.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.887386	14.881438	15.47%	0
2011	15.596616	12.887386	-17.37%	0
2010	14.921868	15.596616	4.52%	0
2009	11.667697	14.921868	27.89%	0
2008	22.072817	11.667697	-47.14%	0
2007	21.772574	22.072817	1.38%	0
2006	18.007172	21.772574	20.91%	0
2005	16.314137	18.007172	10.38%	0
2004	13.772107	16.314137	18.46%	0
2003*	10.000000	13.772107	37.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.764236	10.044301	14.61%	0
2011	9.163741	8.764236	-4.36%	0
2010	8.054001	9.163741	13.78%	0
2009	6.300524	8.054001	27.83%	0
2008*	10.000000	6.300524	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.656095	11.204849	16.04%	0
2011	10.409772	9.656095	-7.24%	0
2010*	10.000000	10.409772	4.10%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.102602	9.384732	15.82%	0
2011	8.759418	8.102602	-7.50%	0
2010	7.887411	8.759418	11.06%	0
2009	6.284757	7.887411	25.50%	0
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.172945	10.381617	13.18%	0
2011	9.723625	9.172945	-5.66%	0
2010	7.783988	9.723625	24.92%	0
2009	6.216511	7.783988	25.21%	0
2008*	10.000000	6.216511	-37.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.747754	11.170595	14.60%	0
2011	10.131081	9.747754	-3.78%	0
2010	8.597378	10.131081	17.84%	0
2009	6.689909	8.597378	28.51%	0
2008*	10.000000	6.689909	-33.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.396958	14.968726	11.73%	0
2011	13.689306	13.396958	-2.14%	0
2010	11.078364	13.689306	23.57%	0
2009	8.823919	11.078364	25.55%	0
2008	16.719936	8.823919	-47.23%	0
2007	15.467798	16.719936	8.10%	0
2006	15.214808	15.467798	1.66%	0
2005	14.289660	15.214808	6.47%	0
2004	12.791193	14.289660	11.71%	0
2003	9.671672	12.791193	32.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	30.125817	35.739678	18.63%	0
2011	32.217265	30.125817	-6.49%	0
2010	25.834325	32.217265	24.71%	0
2009	20.780205	25.834325	24.32%	0
2008	31.094922	20.780205	-33.17%	0
2007	33.908952	31.094922	-8.30%	0
2006	29.348465	33.908952	15.54%	0
2005	28.905822	29.348465	1.53%	0
2004	25.018122	28.905822	15.54%	0
2003	16.192394	25.018122	54.51%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.585480	29.107609	13.77%	0
2011	27.503258	25.585480	-6.97%	0
2010	22.280410	27.503258	23.44%	0
2009	16.792408	22.280410	32.68%	0
2008	27.581842	16.792408	-39.12%	0
2007	27.419590	27.581842	0.59%	0
2006	24.845062	27.419590	10.36%	0
2005	22.456273	24.845062	10.64%	0
2004	19.154484	22.456273	17.24%	0
2003	13.790055	19.154484	38.90%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.666244	13.124213	12.50%	0
2011	11.781243	11.666244	-0.98%	0
2010	10.542591	11.781243	11.75%	0
2009	8.488044	10.542591	24.21%	0
2008	14.744782	8.488044	-42.43%	0
2007	13.838380	14.744782	6.55%	0
2006	12.363615	13.838380	11.93%	0
2005	11.682001	12.363615	5.83%	0
2004	10.806133	11.682001	8.11%	0
2003	8.603482	10.806133	25.60%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.690417	11.051541	14.05%	332
2011	9.237175	9.690417	4.91%	332
2010	7.203521	9.237175	28.23%	332
2009	5.589702	7.203521	28.87%	333
2008*	10.000000	5.589702	-44.10%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.454338	10.659964	1.97%	0
2011	10.477107	10.454338	-0.22%	0
2010	10.385334	10.477107	0.88%	0
2009	9.843634	10.385334	5.50%	0
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.659822	13.731408	17.77%	0
2011	13.516785	11.659822	-13.74%	0
2010	12.903630	13.516785	4.75%	0
2009*	10.000000	12.903630	29.04%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.244547	10.555181	3.03%	0
2011	10.370178	10.244547	-1.21%	0
2010	9.999600	10.370178	3.71%	0
2009	8.958025	9.999600	11.63%	0
2008	10.505182	8.958025	-14.73%	0
2007	10.180267	10.505182	3.19%	0
2006	9.918119	10.180267	2.64%	0
2005	9.925486	9.918119	-0.07%	0
2004	9.998725	9.925486	-0.73%	0
2003*	10.000000	9.998725	-0.01%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.479389	12.304206	7.19%	0
2011	11.778758	11.479389	-2.54%	0
2010	9.997385	11.778758	17.82%	0
2009	8.268264	9.997385	20.91%	0
2008	13.868982	8.268264	-40.38%	0
2007	14.009236	13.868982	-1.00%	0
2006	13.512331	14.009236	3.68%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.562667	13.732385	9.31%	0
2011	13.158950	12.562667	-4.53%	0
2010	10.873942	13.158950	21.01%	0
2009	8.399779	10.873942	29.46%	0
2008	14.082459	8.399779	-40.35%	0
2007	13.286513	14.082459	5.99%	0
2006	11.862757	13.286513	12.00%	0
2005	11.270076	11.862757	5.26%	0
2004*	10.000000	11.270076	12.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	15.171824	17.053633	12.40%	0
2011	15.581455	15.171824	-2.63%	0
2010	14.457152	15.581455	7.78%	0
2009	10.156003	14.457152	42.35%	0
2008	18.925714	10.156003	-46.34%	0
2007	16.833637	18.925714	12.43%	0
2006	15.830998	16.833637	6.33%	0
2005	15.291700	15.830998	3.53%	0
2004	14.517548	15.291700	5.33%	0
2003	11.255526	14.517548	28.98%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.099927	16.172103	14.70%	57
2011	14.159062	14.099927	-0.42%	57
2010	11.277175	14.159062	25.56%	57
2009	8.633683	11.277175	30.62%	58
2008	17.209838	8.633683	-49.83%	58
2007	16.432771	17.209838	4.73%	58
2006	16.203447	16.432771	1.42%	58
2005	14.644219	16.203447	10.65%	58
2004	12.412379	14.644219	17.98%	58
2003	10.033548	12.412379	23.71%	59
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.087785	22.791585	19.40%	0
2011	21.124693	19.087785	-9.64%	0
2010	18.492103	21.124693	14.24%	0
2009	13.438879	18.492103	37.60%	0
2008	22.813666	13.438879	-41.09%	0
2007	21.782493	22.813666	4.73%	0
2006	18.789648	21.782493	15.93%	0
2005	16.682960	18.789648	12.63%	0
2004	14.209351	16.682960	17.41%	0
2003*	10.000000	14.209351	42.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.944674	14.266961	19.44%	0
2011	13.222428	11.944674	-9.66%	0
2010	11.575585	13.222428	14.23%	0
2009	8.407890	11.575585	37.68%	0
2008	14.271766	8.407890	-41.09%	0
2007	13.629059	14.271766	4.72%	0
2006	11.756121	13.629059	15.93%	0
2005	10.440758	11.756121	12.60%	0
2004	8.895100	10.440758	17.38%	0
2003	6.314040	8.895100	40.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.151842	1.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.274169	15.280495	15.11%	0
2011	13.477836	13.274169	-1.51%	0
2010	11.784682	13.477836	14.37%	0
2009	9.326193	11.784682	26.36%	0
2008	15.388393	9.326193	-39.39%	0
2007	14.962113	15.388393	2.85%	0
2006	13.205210	14.962113	13.30%	0
2005	12.649738	13.205210	4.39%	0
2004	11.732516	12.649738	7.82%	0
2003	9.399555	11.732516	24.82%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.422319	10.950001	16.21%	338
2011	9.781928	9.422319	-3.68%	339
2010	8.047221	9.781928	21.56%	339
2009	5.954845	8.047221	35.14%	339
2008	9.724370	5.954845	-38.76%	340
2007	9.994196	9.724370	-2.70%	307
2006*	10.000000	9.994196	-0.06%	286
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.610149	6.10%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.490136	12.945992	3.65%	0
2011	11.695500	12.490136	6.79%	0
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.273050	11.741977	4.16%	0
2011	11.330057	11.273050	-0.50%	0
2010	10.935503	11.330057	3.61%	0
2009*	10.000000	10.935503	9.36%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2012	13.791965	14.773825	7.12%	0
2011	12.538344	13.791965	10.00%	0
2010	11.774218	12.538344	6.49%	0
2009	10.100445	11.774218	16.57%	0
2008	11.028989	10.100445	-8.42%	0
2007	10.120458	11.028989	8.98%	0
2006*	10.000000	10.120458	1.20%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	13.984209	15.096227	7.95%	0
2011	13.702636	13.984209	2.05%	0
2010	12.867331	13.702636	6.49%	0
2009	11.456166	12.867331	12.32%	0
2008	11.103352	11.456166	3.18%	0
2007	10.366984	11.103352	7.10%	0
2006*	10.000000	10.366984	3.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.990587	10.775226	7.85%	0
2011*	10.000000	9.990587	-0.09%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2012	10.852364	11.502089	5.99%	0
2011	12.534159	10.852364	-13.42%	0
2010	9.791276	12.534159	28.01%	0
2009	6.289634	9.791276	55.67%	0
2008	11.256238	6.289634	-44.12%	0
2007	10.991407	11.256238	2.41%	0
2006*	10.000000	10.991407	9.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.450026	14.774016	29.03%	0
2011	10.530386	11.450026	8.73%	0
2010*	10.000000	10.530386	5.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.328212	12.211221	7.79%	0
2011	10.885477	11.328212	4.07%	0
2010	10.314278	10.885477	5.54%	0
2009	9.550224	10.314278	8.00%	0
2008	10.797546	9.550224	-11.55%	0
2007	10.395936	10.797546	3.86%	0
2006*	10.000000	10.395936	3.96%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	39.309176	45.672483	16.19%	0
2011	37.284043	39.309176	5.43%	0
2010	34.490539	37.284043	8.10%	0
2009	26.891737	34.490539	28.26%	0
2008	32.110447	26.891737	-16.25%	0
2007	30.603032	32.110447	4.93%	0
2006	28.037652	30.603032	9.15%	0
2005	25.356933	28.037652	10.57%	0
2004	23.389566	25.356933	8.41%	0
2003	18.570832	23.389566	25.95%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2012	12.604929	14.134294	12.13%	0
2011	13.285251	12.604929	-5.12%	0
2010	12.762092	13.285251	4.10%	0
2009	9.776243	12.762092	30.54%	0
2008	17.924126	9.776243	-45.46%	0
2007	15.881416	17.924126	12.86%	0
2006	12.884245	15.881416	23.26%	0
2005	11.776394	12.884245	9.41%	0
2004	10.184725	11.776394	15.63%	0
2003	8.114795	10.184725	25.51%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	40.042554	51.197222	27.86%	0
2011	54.740934	40.042554	-26.85%	0
2010	43.813936	54.740934	24.94%	0
2009	20.865450	43.813936	109.98%	0
2008	60.148122	20.865450	-65.31%	0
2007	44.376351	60.148122	35.54%	0
2006	32.295777	44.376351	37.41%	0
2005	24.838435	32.295777	30.02%	0
2004	20.030473	24.838435	24.00%	0
2003	13.188423	20.030473	51.88%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	43.201636	43.992884	1.83%	0
2011	52.494310	43.201636	-17.70%	0
2010	41.237130	52.494310	27.30%	0
2009	26.575168	41.237130	55.17%	0
2008	50.080524	26.575168	-46.94%	0
2007	34.980940	50.080524	43.17%	0
2006	28.525563	34.980940	22.63%	0
2005	19.092790	28.525563	49.40%	0
2004	15.602972	19.092790	22.37%	0
2003	10.940542	15.602972	42.62%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.626904	-3.73%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.336646	16.295076	6.25%	0
2011	16.319922	15.336646	-6.03%	0
2010	13.069260	16.319922	24.87%	0
2009*	10.000000	13.069260	30.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.775111	18.398317	16.63%	0
2011	17.534886	15.775111	-10.04%	0
2010	14.069675	17.534886	24.63%	0
2009	10.017824	14.069675	40.45%	0
2008	15.837244	10.017824	-36.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.137071	1.37%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.732125	14.517248	5.72%	59
2011	12.481724	13.732125	10.02%	59
2010	12.060795	12.481724	3.49%	59
2009	11.115274	12.060795	8.51%	59
2008	11.472534	11.115274	-3.11%	59
2007	10.643627	11.472534	7.79%	33
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	12.941263	14.618692	12.96%	0
2011	12.747859	12.941263	1.52%	0
2010	11.343661	12.747859	12.38%	0
2009	9.756634	11.343661	16.27%	0
2008	15.150584	9.756634	-35.60%	0
2007	15.400828	15.150584	-1.62%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	13.312988	15.879688	19.28%	0
2011	15.373629	13.312988	-13.40%	0
2010	13.783241	15.373629	11.54%	0
2009	10.466302	13.783241	31.69%	0
2008	19.267971	10.466302	-45.68%	0
2007	16.579251	19.267971	16.22%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.610846	13.296843	14.52%	0
2011	11.875646	11.610846	-2.23%	0
2010	10.114983	11.875646	17.41%	0
2009	7.906617	10.114983	27.93%	0
2008	10.616031	7.906617	-25.52%	0
2007	11.038582	10.616031	-3.83%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	18.615545	20.997530	12.80%	0
2011	18.718136	18.615545	-0.55%	0
2010	16.762603	18.718136	11.67%	0
2009	14.204930	16.762603	18.01%	0
2008	19.705270	14.204930	-27.91%	0
2007	21.101512	19.705270	-6.62%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.354851	13.375164	8.26%	0
2011	13.023023	12.354851	-5.13%	0
2010	12.051594	13.023023	8.06%	0
2009*	10.000000	12.051594	20.52%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.763549	16.822141	13.94%	0
2011	14.911599	14.763549	-0.99%	0
2010	12.037287	14.911599	23.88%	0
2009	9.779387	12.037287	23.09%	0
2008	14.378592	9.779387	-31.99%	0
2007	14.702514	14.378592	-2.20%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	11.006002	12.132491	10.24%	0
2011	11.079069	11.006002	-0.66%	0
2010	9.801238	11.079069	13.04%	0
2009	7.443071	9.801238	31.68%	0
2008	11.529422	7.443071	-35.44%	0
2007	10.865963	11.529422	6.11%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.730304	14.504898	13.94%	0
2011	12.692005	12.730304	0.30%	0
2010	11.225947	12.692005	13.06%	0
2009	9.025801	11.225947	24.38%	0
2008	14.585446	9.025801	-38.12%	0
2007	14.076570	14.585446	3.62%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.202910	16.527811	8.71%	0
2011	14.165149	15.202910	7.33%	0
2010	12.476865	14.165149	13.53%	0
2009	10.340571	12.476865	20.66%	0
2008	14.909523	10.340571	-30.64%	0
2007	14.137200	14.909523	5.46%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.775874	17.040665	8.02%	0
2011	15.667536	15.775874	0.69%	0
2010	14.666819	15.667536	6.82%	0
2009	12.369872	14.666819	18.57%	0
2008	13.552311	12.369872	-8.72%	0
2007	13.063536	13.552311	3.74%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	11.026798	12.123993	9.95%	0
2011	11.231942	11.026798	-1.83%	0
2010	10.119745	11.231942	10.99%	0
2009	8.279353	10.119745	22.23%	0
2008	11.224535	8.279353	-26.24%	0
2007	10.494851	11.224535	6.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.511160	11.712547	11.43%	0
2011	10.797738	10.511160	-2.65%	0
2010	9.577005	10.797738	12.75%	0
2009	7.554008	9.577005	26.78%	0
2008	11.403328	7.554008	-33.76%	0
2007	10.514805	11.403328	8.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.951137	11.313272	13.69%	0
2011	10.387560	9.951137	-4.20%	0
2010	9.095709	10.387560	14.20%	0
2009	7.030879	9.095709	29.37%	0
2008	11.533156	7.030879	-39.04%	0
2007	10.534920	11.533156	9.48%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	19.312504	22.113107	14.50%	0
2011	20.147227	19.312504	-4.14%	0
2010	17.474549	20.147227	15.29%	0
2009	13.083461	17.474549	33.56%	509
2008	23.158696	13.083461	-43.51%	509
2007	20.020089	23.158696	15.68%	251
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.583106	9.880869	3.11%	0
2011	10.267563	9.583106	-6.67%	0
2010	8.752400	10.267563	17.31%	0
2009	6.024270	8.752400	45.29%	0
2008	13.421070	6.024270	-55.11%	0
2007	9.360928	13.421070	43.37%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.101524	16.268555	15.37%	578
2011	14.201119	14.101524	-0.70%	578
2010	12.533482	14.201119	13.31%	578
2009	9.790590	12.533482	28.02%	578
2008	17.357577	9.790590	-43.59%	578
2007	17.385893	17.357577	-0.16%	269

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2012	9.372334	11.022543	17.61%	0
2011	9.316445	9.372334	0.60%	0
2010	7.652780	9.316445	21.74%	0
2009	5.334388	7.652780	43.46%	0
2008	12.057582	5.334388	-55.76%	0
2007	9.954596	12.057582	21.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.167452	13.720761	12.77%	0
2011	12.341186	12.167452	-1.41%	0
2010	10.104505	12.341186	22.14%	0
2009	8.009173	10.104505	26.16%	0
2008	15.418206	8.009173	-48.05%	0
2007	12.345038	15.418206	24.89%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.583756	15.271100	12.42%	0
2011	13.275911	13.583756	2.32%	0
2010	11.850852	13.275911	12.02%	0
2009	8.372353	11.850852	41.55%	0
2008	11.348609	8.372353	-26.23%	0
2007	11.229923	11.348609	1.06%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.730502	13.176468	12.33%	0
2011	11.457005	11.730502	2.39%	0
2010	10.238503	11.457005	11.90%	0
2009	7.225384	10.238503	41.70%	0
2008	9.782807	7.225384	-26.14%	0
2007*	10.000000	9.782807	-2.17%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.331876	13.881887	4.13%	0
2011	12.630703	13.331876	5.55%	0
2010	11.914564	12.630703	6.01%	0
2009	10.462273	11.914564	13.88%	0
2008	10.994792	10.462273	-4.84%	0
2007	10.717458	10.994792	2.59%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.228324	11.554708	12.97%	0
2011	11.636116	10.228324	-12.10%	0
2010	9.183259	11.636116	26.71%	0
2009	6.662004	9.183259	37.85%	0
2008	11.186819	6.662004	-40.45%	0
2007	9.839985	11.186819	13.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.734439	15.111822	18.67%	0
2011	15.626882	12.734439	-18.51%	0
2010	14.047583	15.626882	11.24%	0
2009	11.285190	14.047583	24.48%	0
2008	20.420848	11.285190	-44.74%	0
2007	17.698704	20.420848	15.38%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.891669	14.126774	18.80%	0
2011	14.605820	11.891669	-18.58%	0
2010	13.127680	14.605820	11.26%	0
2009	10.541812	13.127680	24.53%	0
2008	19.080088	10.541812	-44.75%	0
2007	16.534063	19.080088	15.40%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.944989	16.197658	25.13%	75
2011	14.424782	12.944989	-10.26%	75
2010	11.586518	14.424782	24.50%	75
2009	7.477240	11.586518	54.96%	75
2008	15.556357	7.477240	-51.93%	75
2007	14.964645	15.556357	3.95%	34
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.720588	12.998413	10.90%	0
2011	11.627489	11.720588	0.80%	0
2010	10.482089	11.627489	10.93%	0
2009	7.852078	10.482089	33.49%	0
2008	11.338348	7.852078	-30.75%	0
2007	11.100789	11.338348	2.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.773009	11.390327	16.55%	0
2011	10.314430	9.773009	-5.25%	0
2010	8.170719	10.314430	26.24%	0
2009	6.425835	8.170719	27.15%	0
2008	9.744526	6.425835	-34.06%	0
2007	10.140131	9.744526	-3.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.887578	10.091057	13.54%	0
2011	9.168592	8.887578	-3.06%	0
2010	8.446738	9.168592	8.55%	0
2009	6.587021	8.446738	28.23%	0
2008*	10.000000	6.587021	-34.13%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.241958	11.409419	11.40%	0
2011	12.363780	10.241958	-17.16%	0
2010	10.686648	12.363780	15.69%	0
2009	6.287761	10.686648	69.96%	0
2008	13.495083	6.287761	-53.41%	0
2007	10.651851	13.495083	26.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
2012	13.364388	15.603462	16.75%	0
2011	15.157673	13.364388	-11.83%	0
2010	14.167112	15.157673	6.99%	0
2009	10.477627	14.167112	35.21%	0
2008	17.807816	10.477627	-41.16%	0
2007	15.623013	17.807816	13.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.164360	10.673320	16.47%	0
2011	10.421304	9.164360	-12.06%	0
2010	9.764383	10.421304	6.73%	0
2009	7.229077	9.764383	35.07%	0
2008	12.319021	7.229077	-41.32%	0
2007	10.839679	12.319021	13.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.316987	17.350097	13.27%	0
2011	15.687782	15.316987	-2.36%	0
2010	13.931412	15.687782	12.61%	0
2009	11.922782	13.931412	16.85%	0
2008	11.402754	11.922782	4.56%	0
2007	10.432283	11.402754	9.30%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.205677	2.06%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
2012	8.390077	9.628417	14.76%	0
2011	10.121820	8.390077	-17.11%	0
2010	8.886786	10.121820	13.90%	0
2009	7.539232	8.886786	17.87%	0
2008	12.429150	7.539232	-39.34%	0
2007	11.595612	12.429150	7.19%	0
Guggenheim SBL Fund - Series J (StylePlus Mid Cap Growth Strategy Series) - Q/NQ
2012	8.768178	9.995065	13.99%	0
2011	9.308706	8.768178	-5.81%	0
2010	7.614397	9.308706	22.25%	0
2009	5.372434	7.614397	41.73%	0
2008	9.090064	5.372434	-40.90%	0
2007	10.309227	9.090064	-11.83%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
2012	10.977696	12.243095	11.53%	0
2011	11.077727	10.977696	-0.90%	0
2010	10.177148	11.077727	8.85%	0
2009	8.228485	10.177148	23.68%	0
2008	11.480932	8.228485	-28.33%	0
2007	10.998587	11.480932	4.39%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
2012	9.885616	11.240856	13.71%	0
2011	10.497200	9.885616	-5.83%	0
2010	9.143203	10.497200	14.81%	0
2009	6.982338	9.143203	30.95%	0
2008	11.518668	6.982338	-39.38%	0
2007	11.380584	11.518668	1.21%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
2012	13.921741	15.743121	13.08%	0
2011	14.145635	13.921741	-1.58%	0
2010	12.447422	14.145635	13.64%	0
2009	7.318776	12.447422	70.08%	0
2008	10.617056	7.318776	-31.07%	0
2007	10.565815	10.617056	0.48%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
2012	12.253006	14.415838	17.65%	0
2011	13.046782	12.253006	-6.08%	0
2010	10.872598	13.046782	20.00%	0
2009	7.082398	10.872598	53.52%	0
2008	11.713981	7.082398	-39.54%	0
2007	10.792948	11.713981	8.53%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
2012	11.351070	13.087737	15.30%	0
2011	12.463535	11.351070	-8.93%	0
2010	10.746830	12.463535	15.97%	0
2009	7.584413	10.746830	41.70%	0
2008	10.769443	7.584413	-29.57%	0
2007	10.740205	10.769443	0.27%	0
Guggenheim SBL Fund - Series X (StylePlus Small Cap Growth Strategy Series) - Q/NQ
2012	9.187638	10.090036	9.82%	0
2011	9.518484	9.187638	-3.48%	0
2010	7.431509	9.518484	28.08%	0
2009	5.583414	7.431509	33.10%	0
2008	10.746502	5.583414	-48.04%	0
2007	10.337299	10.746502	3.96%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series Y (StylePlus Large Cap Growth Strategy Series) - Q/NQ
2012	8.780582	9.570360	8.99%	0
2011	9.321384	8.780582	-5.80%	0
2010	8.116762	9.321384	14.84%	0
2009	6.185807	8.116762	31.22%	0
2008	9.984781	6.185807	-38.05%	0
2007	10.811115	9.984781	-7.64%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	10.403343	11.613834	11.64%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2012	11.001493	13.094053	19.02%	0
2011	10.749755	11.001493	2.34%	0
2010	10.370039	10.749755	3.66%	0
2009	8.250100	10.370039	25.70%	0
2008	11.740142	8.250100	-29.73%	0
2007	10.661992	11.740142	10.11%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2012	8.897571	11.222521	26.13%	0
2011	9.666579	8.897571	-7.96%	0
2010	8.355345	9.666579	15.69%	0
2009	6.452593	8.355345	29.49%	0
2008	11.841142	6.452593	-45.51%	0
2007	12.733986	11.841142	-7.01%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2012	16.737212	19.036519	13.74%	0
2011	18.229170	16.737212	-8.18%	0
2010	16.405654	18.229170	11.12%	0
2009	12.321506	16.405654	33.15%	0
2008	20.992749	12.321506	-41.31%	0
2007	18.588802	20.992749	12.93%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.941884	-0.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.723675	-2.76%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.666910	24.247409	17.32%	0
2011	22.621790	20.666910	-8.64%	0
2010	21.143472	22.621790	6.99%	0
2009	17.174627	21.143472	23.11%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	19.397924	22.656384	16.80%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.418643	17.237411	11.80%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.616078	10.505981	21.93%	0
2011	9.404273	8.616078	-8.38%	0
2010	8.971001	9.404273	4.83%	0
2009	6.240588	8.971001	43.75%	0
2008	11.382719	6.240588	-45.17%	0
2007	8.462578	11.382719	34.51%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.356575	5.110192	17.30%	0
2011	4.844460	4.356575	-10.07%	0
2010	3.955620	4.844460	22.47%	0
2009	2.560843	3.955620	54.47%	0
2008	4.642758	2.560843	-44.84%	0
2007	3.875357	4.642758	19.80%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.170745	12.446691	11.42%	0
2011	16.769353	11.170745	-33.39%	0
2010	13.624574	16.769353	23.08%	0
2009	7.728195	13.624574	76.30%	0
2008	16.432956	7.728195	-52.97%	0
2007	13.039486	16.432956	26.02%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.217234	16.848384	18.51%	0
2011	14.135167	14.217234	0.58%	0
2010	11.629845	14.135167	21.54%	0
2009	9.323754	11.629845	24.73%	0
2008	14.179487	9.323754	-34.24%	0
2007	14.059007	14.179487	0.86%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	13.365754	15.907879	19.02%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.018232	14.851483	14.08%	0
2011	13.284731	13.018232	-2.01%	0
2010	12.132886	13.284731	9.49%	0
2009	10.064340	12.132886	20.55%	0
2008	15.199863	10.064340	-33.79%	0
2007	14.350718	15.199863	5.92%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.377863	11.844304	14.13%	0
2011	10.731658	10.377863	-3.30%	0
2010*	10.000000	10.731658	7.32%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.482312	8.398932	12.25%	0
2011	7.652723	7.482312	-2.23%	0
2010	6.518468	7.652723	17.40%	0
2009	4.960659	6.518468	31.40%	0
2008	8.220945	4.960659	-39.66%	0
2007	6.985741	8.220945	17.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.763403	15.536317	12.88%	0
2011	13.889833	13.763403	-0.91%	0
2010	12.434223	13.889833	11.71%	0
2009*	10.000000	12.434223	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.049284	11.448043	13.92%	0
2011	10.113208	10.049284	-0.63%	0
2010	9.170310	10.113208	10.28%	0
2009	7.547477	9.170310	21.50%	0
2008	10.917058	7.547477	-30.87%	0
2007	10.448212	10.917058	4.49%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.251651	11.626980	3.34%	0
2011	10.809588	11.251651	4.09%	0
2010	10.359202	10.809588	4.35%	0
2009	9.382348	10.359202	10.41%	0
2008	10.573953	9.382348	-11.27%	0
2007	10.430304	10.573953	1.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.953969	11.963698	20.19%	0
2011	11.148227	9.953969	-10.71%	0
2010	10.173918	11.148227	9.58%	0
2009	7.297903	10.173918	39.41%	0
2008	12.080556	7.297903	-39.59%	0
2007	10.730389	12.080556	12.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.258052	10.700274	15.58%	0
2011	9.866054	9.258052	-6.16%	0
2010	8.478706	9.866054	16.36%	0
2009	6.205551	8.478706	36.63%	0
2008	11.299224	6.205551	-45.08%	0
2007	10.257600	11.299224	10.15%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.076510	9.307720	15.24%	0
2011	8.390989	8.076510	-3.75%	0
2010	7.680104	8.390989	9.26%	0
2009	5.969082	7.680104	28.66%	0
2008	9.789543	5.969082	-39.03%	0
2007*	10.000000	9.789543	-2.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.667245	18.796814	12.78%	0
2011	16.306504	16.667245	2.21%	0
2010	14.637649	16.306504	11.40%	0
2009	10.183633	14.637649	43.74%	0
2008	14.364668	10.183633	-29.11%	0
2007	14.148553	14.364668	1.53%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.372759	15.101340	12.93%	0
2011	13.084641	13.372759	2.20%	0
2010	11.744906	13.084641	11.41%	0
2009	8.166545	11.744906	43.82%	0
2008	11.536825	8.166545	-29.21%	0
2007	11.359568	11.536825	1.56%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.240748	13.109442	16.62%	0
2011	11.689165	11.240748	-3.84%	0
2010	10.255537	11.689165	13.98%	0
2009	8.103526	10.255537	26.56%	0
2008	13.063813	8.103526	-37.97%	0
2007	13.571478	13.063813	-3.74%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.648433	8.805285	15.13%	0
2011	8.789917	7.648433	-12.99%	0
2010	7.722891	8.789917	13.82%	0
2009	5.128430	7.722891	50.59%	0
2008*	10.000000	5.128430	-48.72%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.182447	10.079269	9.77%	0
2011	9.633034	9.182447	-4.68%	0
2010	7.917563	9.633034	21.67%	0
2009	6.114157	7.917563	29.50%	0
2008*	10.000000	6.114157	-38.86%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.420665	9.628940	14.35%	0
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.846262	10.765460	9.34%	0
2011	10.137305	9.846262	-2.87%	0
2010	9.326349	10.137305	8.70%	0
2009	7.906100	9.326349	17.96%	0
2008*	10.000000	7.906100	-20.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.238068	10.335296	11.88%	0
2011	9.718279	9.238068	-4.94%	0
2010	8.783074	9.718279	10.65%	0
2009	7.185138	8.783074	22.24%	0
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.576522	11.192977	5.83%	0
2011	10.593192	10.576522	-0.16%	0
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	0
2008*	10.000000	9.054467	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.546924	10.561220	10.62%	0
2011	9.928511	9.546924	-3.84%	0
2010	9.055130	9.928511	9.65%	0
2009	7.542347	9.055130	20.06%	0
2008*	10.000000	7.542347	-24.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	0
2010	8.502192	9.484680	11.56%	0
2009	6.822678	8.502192	24.62%	0
2008*	10.000000	6.822678	-31.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	0
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
2008*	10.000000	8.285451	-17.15%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.659313	12.368161	6.08%	0
2011	11.109700	11.659313	4.95%	0
2010	10.540779	11.109700	5.40%	0
2009	9.842156	10.540779	7.10%	0
2008*	10.000000	9.842156	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.517681	13.200346	5.45%	0
2011	11.989176	12.517681	4.41%	0
2010	11.263937	11.989176	6.44%	0
2009	9.826168	11.263937	14.63%	0
2008*	10.000000	9.826168	-1.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.250702	22.214690	15.40%	0
2011	25.189561	19.250702	-23.58%	0
2010	22.023367	25.189561	14.38%	0
2009	13.697545	22.023367	60.78%	0
2008	32.941605	13.697545	-58.42%	0
2007	22.985864	32.941605	43.31%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.309650	24.594458	15.41%	63
2011	27.890003	21.309650	-23.59%	63
2010	24.376212	27.890003	14.41%	63
2009	15.145084	24.376212	60.95%	63
2008	36.481374	15.145084	-58.49%	63
2007	25.461205	36.481374	43.28%	32
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.735406	15.964442	1.46%	0
2011	14.901345	15.735406	5.60%	0
2010	14.445190	14.901345	3.16%	0
2009	14.288471	14.445190	1.10%	0
2008	13.473320	14.288471	6.05%	0
2007	12.772282	13.473320	5.49%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.247577	11.662995	13.81%	0
2011	11.535018	10.247577	-11.16%	0
2010	10.341937	11.535018	11.54%	0
2009	8.097881	10.341937	27.71%	0
2008	15.248556	8.097881	-46.89%	0
2007	12.182757	15.248556	25.17%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.408861	18.670368	13.78%	0
2011	18.470280	16.408861	-11.16%	0
2010	16.562944	18.470280	11.52%	0
2009	12.974091	16.562944	27.66%	0
2008	24.422976	12.974091	-46.88%	0
2007	19.512150	24.422976	25.17%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.519128	8.750429	16.38%	0
2011	8.763360	7.519128	-14.20%	0
2010	8.288047	8.763360	5.73%	0
2009	6.545828	8.288047	26.62%	0
2008	11.683575	6.545828	-43.97%	0
2007	10.849859	11.683575	7.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.684886	14.473795	14.10%	0
2011	13.411457	12.684886	-5.42%	0
2010	11.883980	13.411457	12.85%	0
2009	9.489423	11.883980	25.23%	0
2008	15.262171	9.489423	-37.82%	0
2007	14.631960	15.262171	4.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.369957	13.320802	7.69%	0
2011	12.454099	12.369957	-0.68%	0
2010	11.519523	12.454099	8.11%	0
2009*	10.000000	11.519523	15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.551261	12.995762	3.54%	0
2011	12.385415	12.551261	1.34%	0
2010	11.880314	12.385415	4.25%	0
2009	11.062388	11.880314	7.39%	0
2008	11.956703	11.062388	-7.48%	0
2007	11.525753	11.956703	3.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.941207	14.117621	9.09%	0
2011	13.149831	12.941207	-1.59%	0
2010	12.042482	13.149831	9.20%	0
2009	10.267363	12.042482	17.29%	0
2008	13.578871	10.267363	-24.39%	0
2007	13.054979	13.578871	4.01%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.957945	14.511989	11.99%	0
2011	13.447508	12.957945	-3.64%	0
2010	12.105449	13.447508	11.09%	0
2009	9.884870	12.105449	22.46%	0
2008	14.634701	9.884870	-32.46%	0
2007	14.005009	14.634701	4.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.005015	13.832309	6.36%	0
2011	12.942376	13.005015	0.48%	0
2010	12.114345	12.942376	6.84%	0
2009	10.741025	12.114345	12.79%	0
2008	12.842197	10.741025	-16.36%	0
2007	12.323405	12.842197	4.21%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.325468	15.569712	16.84%	731
2011	13.844074	13.325468	-3.75%	731
2010	12.924568	13.844074	7.11%	731
2009*	10.000000	12.924568	29.25%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	25.671249	29.688311	15.65%	0
2011	26.755359	25.671249	-4.05%	0
2010	21.533962	26.755359	24.25%	0
2009	15.994221	21.533962	34.64%	0
2008	25.570254	15.994221	-37.45%	0
2007	24.149432	25.570254	5.88%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.175846	11.002154	-1.55%	0
2011	11.351307	11.175846	-1.55%	0
2010	11.530003	11.351307	-1.55%	0
2009	11.706618	11.530003	-1.51%	0
2008	11.651639	11.706618	0.47%	0
2007	11.294770	11.651639	3.16%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	16.093510	17.784276	10.51%	0
2011	15.487052	16.093510	3.92%	0
2010	14.224766	15.487052	8.87%	0
2009	11.616550	14.224766	22.45%	0
2008	14.266311	11.616550	-18.57%	0
2007	13.851522	14.266311	2.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2012	13.480502	15.383519	14.12%	0
2011	15.099983	13.480502	-10.73%	0
2010	13.437789	15.099983	12.37%	0
2009*	10.000000	13.437789	34.38%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.178191	9.321584	13.98%	0
2011	9.165199	8.178191	-10.77%	0
2010	8.163503	9.165199	12.27%	0
2009	6.076553	8.163503	34.34%	0
2008*	10.000000	6.076553	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.830804	14.808567	15.41%	0
2011	15.536021	12.830804	-17.41%	0
2010	14.871436	15.536021	4.47%	0
2009	11.634171	14.871436	27.83%	0
2008	22.020598	11.634171	-47.17%	0
2007	21.732167	22.020598	1.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.747927	10.020501	14.55%	0
2011	9.151323	8.747927	-4.41%	0
2010	8.047163	9.151323	13.72%	0
2009	6.298373	8.047163	27.77%	0
2008*	10.000000	6.298373	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.647912	11.189652	15.98%	0
2011	10.406219	9.647912	-7.29%	0
2010*	10.000000	10.406219	4.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.087528	9.362511	15.76%	0
2011	8.747553	8.087528	-7.55%	0
2010	7.880723	8.747553	11.00%	0
2009	6.282625	7.880723	25.44%	0
2008*	10.000000	6.282625	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.155877	10.357034	13.12%	0
2011	9.710454	9.155877	-5.71%	0
2010	7.777395	9.710454	24.85%	0
2009	6.214397	7.777395	25.15%	0
2008*	10.000000	6.214397	-37.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.729590	11.144104	14.54%	0
2011	10.117338	9.729590	-3.83%	0
2010	8.590080	10.117338	17.78%	0
2009	6.687632	8.590080	28.45%	0
2008*	10.000000	6.687632	-33.12%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.311076	14.865203	11.68%	0
2011	13.608443	13.311076	-2.19%	0
2010	11.018517	13.608443	23.51%	0
2009	8.780713	11.018517	25.49%	0
2008	16.646531	8.780713	-47.25%	0
2007	15.407749	16.646531	8.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	29.923836	35.481994	18.57%	0
2011	32.017489	29.923836	-6.54%	0
2010	25.687156	32.017489	24.64%	0
2009	20.672323	25.687156	24.26%	0
2008	30.949250	20.672323	-33.21%	0
2007	33.767343	30.949250	-8.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.413955	28.897775	13.71%	0
2011	27.332724	25.413955	-7.02%	0
2010	22.153496	27.332724	23.38%	0
2009	16.705232	22.153496	32.61%	0
2008	27.452618	16.705232	-39.15%	0
2007	27.305066	27.452618	0.54%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.588039	13.029608	12.44%	0
2011	11.708195	11.588039	-1.03%	0
2010	10.482532	11.708195	11.69%	0
2009	8.443977	10.482532	24.14%	0
2008	14.675695	8.443977	-42.46%	0
2007	13.780579	14.675695	6.50%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.672364	11.025349	13.99%	0
2011	9.224641	9.672364	4.85%	0
2010	7.197397	9.224641	28.17%	0
2009	5.587798	7.197397	28.81%	0
2008*	10.000000	5.587798	-44.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.434896	10.634719	1.91%	0
2011	10.462925	10.434896	-0.27%	0
2010	10.376547	10.462925	0.83%	0
2009	9.840303	10.376547	5.45%	0
2008*	10.000000	9.840303	-1.60%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.644056	13.705877	17.71%	0
2011	13.505359	11.644056	-13.78%	0
2010	12.899269	13.505359	4.70%	0
2009*	10.000000	12.899269	28.99%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.199544	10.503486	2.98%	0
2011	10.329855	10.199544	-1.26%	0
2010	9.965779	10.329855	3.65%	0
2009	8.932255	9.965779	11.57%	0
2008	10.480296	8.932255	-14.77%	0
2007	10.161335	10.480296	3.14%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.423138	12.237680	7.13%	0
2011	11.726980	11.423138	-2.59%	0
2010	9.958495	11.726980	17.76%	0
2009	8.240292	9.958495	20.85%	0
2008	13.829095	8.240292	-40.41%	0
2007	13.976079	13.829095	-1.05%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.513892	13.672110	9.26%	0
2011	13.114504	12.513892	-4.58%	0
2010	10.842704	13.114504	20.95%	0
2009	8.379915	10.842704	29.39%	0
2008	14.056308	8.379915	-40.38%	0
2007	13.268612	14.056308	5.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	15.070114	16.930693	12.35%	0
2011	15.484832	15.070114	-2.68%	0
2010	14.374787	15.484832	7.72%	0
2009	10.103262	14.374787	42.28%	0
2008	18.837030	10.103262	-46.36%	0
2007	16.763314	18.837030	12.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	14.005396	16.055511	14.64%	67
2011	14.071260	14.005396	-0.47%	67
2010	11.212926	14.071260	25.49%	67
2009	8.588847	11.212926	30.55%	67
2008	17.129200	8.588847	-49.86%	67
2007	16.364120	17.129200	4.68%	31
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	19.003955	22.679938	19.34%	497
2011	21.042585	19.003955	-9.69%	497
2010	18.429576	21.042585	14.18%	497
2009	13.400233	18.429576	37.53%	497
2008	22.759649	13.400233	-41.12%	497
2007	21.742014	22.759649	4.68%	238

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.874128	14.175490	19.38%	0
2011	13.151006	11.874128	-9.71%	0
2010	11.518899	13.151006	14.17%	0
2009	8.370969	11.518899	37.61%	0
2008	14.216315	8.370969	-41.12%	0
2007	13.583024	14.216315	4.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.150915	1.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.185198	15.170370	15.06%	0
2011	13.394285	13.185198	-1.56%	0
2010	11.717558	13.394285	14.31%	0
2009	9.277785	11.717558	26.30%	0
2008	15.316318	9.277785	-39.43%	0
2007	14.899636	15.316318	2.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.395222	10.912968	16.15%	0
2011	9.758750	9.395222	-3.73%	0
2010	8.032226	9.758750	21.49%	0
2009	5.946778	8.032226	35.07%	0
2008	9.716144	5.946778	-38.79%	0
2007	9.990835	9.716144	-2.75%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.606557	6.07%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	0
2010	10.852457	11.685600	7.68%	0
2009*	10.000000	10.852457	8.52%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.257793	11.720122	4.11%	0
2011	11.320459	11.257793	-0.55%	0
2010	10.931791	11.320459	3.56%	0
2009*	10.000000	10.931791	9.32%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2012	13.752923	14.724504	7.06%	0
2011	12.509180	13.752923	9.94%	0
2010	11.752796	12.509180	6.44%	0
2009	10.087189	11.752796	16.51%	0
2008	11.020109	10.087189	-8.47%	0
2007	10.117473	11.020109	8.92%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	13.944609	15.045818	7.90%	0
2011	13.670765	13.944609	2.00%	0
2010	12.843922	13.670765	6.44%	0
2009	11.441129	12.843922	12.26%	0
2008	11.094409	11.441129	3.13%	0
2007	10.363926	11.094409	7.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.987223	10.766121	7.80%	0
2011*	10.000000	9.987223	-0.13%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2012	10.821746	11.463809	5.93%	0
2011	12.505140	10.821746	-13.46%	0
2010	9.773575	12.505140	27.95%	0
2009	6.281454	9.773575	55.59%	0
2008	11.247316	6.281454	-44.15%	0
2007	10.988299	11.247316	2.36%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.440381	14.754064	28.96%	0
2011	10.526842	11.440381	8.68%	0
2010*	10.000000	10.526842	5.27%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.295667	12.169940	7.74%	0
2011	10.859702	11.295667	4.01%	0
2010	10.295079	10.859702	5.48%	0
2009	9.537279	10.295079	7.95%	0
2008	10.788393	9.537279	-11.60%	0
2007	10.392434	10.788393	3.81%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	39.045890	45.343494	16.13%	0
2011	37.053076	39.045890	5.38%	0
2010	34.294273	37.053076	8.04%	0
2009	26.752279	34.294273	28.19%	0
2008	31.960149	26.752279	-16.29%	0
2007	30.475338	31.960149	4.87%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2012	12.543221	14.057933	12.08%	0
2011	13.226910	12.543221	-5.17%	0
2010	12.712495	13.226910	4.05%	0
2009	9.743196	12.712495	30.48%	0
2008	17.872621	9.743196	-45.49%	0
2007	15.843866	17.872621	12.80%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.774116	50.828154	27.79%	0
2011	54.401580	39.774116	-26.89%	0
2010	43.564382	54.401580	24.88%	0
2009	20.757117	43.564382	109.88%	0
2008	59.866379	20.757117	-65.33%	0
2007	44.191018	59.866379	35.47%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	42.912002	43.675691	1.78%	0
2011	52.168825	42.912002	-17.74%	0
2010	41.002242	52.168825	27.23%	0
2009	26.437223	41.002242	55.09%	0
2008	49.845964	26.437223	-46.96%	0
2007	34.834877	49.845964	43.09%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.623642	-3.76%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.315916	16.264758	6.20%	0
2011	16.306131	15.315916	-6.07%	0
2010	13.064835	16.306131	24.81%	0
2009*	10.000000	13.064835	30.65%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.697872	18.298913	16.57%	0
2011	17.457886	15.697872	-10.08%	0
2010	14.015000	17.457886	24.57%	0
2009	9.983965	14.015000	40.38%	0
2008	15.791750	9.983965	-36.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.133644	1.34%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.671784	14.446093	5.66%	0
2011	12.433173	13.671784	9.96%	0
2010	12.019984	12.433173	3.44%	0
2009	11.083295	12.019984	8.45%	0
2008	11.445340	11.083295	-3.16%	0
2007	10.623823	11.445340	7.73%	0
2006	10.627401	10.623823	-0.03%	0
2005	10.633557	10.627401	-0.06%	0
2004	10.213008	10.633557	4.12%	0
2003*	10.000000	10.213008	2.13%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	12.854506	14.513303	12.90%	0
2011	12.668825	12.854506	1.47%	0
2010	11.279060	12.668825	12.32%	0
2009	9.706000	11.279060	16.21%	0
2008	15.079630	9.706000	-35.64%	0
2007	15.336528	15.079630	-1.68%	0
2006	13.310693	15.336528	15.22%	0
2005	12.927802	13.310693	2.96%	0
2004	11.627252	12.927802	11.19%	0
2003	9.134791	11.627252	27.29%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	13.223651	15.765101	19.22%	0
2011	15.278213	13.223651	-13.45%	0
2010	13.704659	15.278213	11.48%	0
2009	10.411917	13.704659	31.62%	0
2008	19.177624	10.411917	-45.71%	0
2007	16.509933	19.177624	16.16%	0
2006	13.419312	16.509933	23.03%	0
2005	12.040921	13.419312	11.45%	0
2004	10.647602	12.040921	13.09%	0
2003	8.690538	10.647602	22.52%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.577481	13.251881	14.46%	0
2011	11.847521	11.577481	-2.28%	0
2010	10.096145	11.847521	17.35%	0
2009	7.895892	10.096145	27.87%	0
2008	10.607030	7.895892	-25.56%	0
2007	11.034859	10.607030	-3.88%	0
2006*	10.000000	11.034859	10.35%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	18.490710	20.846122	12.74%	0
2011	18.602046	18.490710	-0.60%	0
2010	16.667097	18.602046	11.61%	0
2009	14.131173	16.667097	17.95%	0
2008	19.612934	14.131173	-27.95%	0
2007	21.013380	19.612934	-6.66%	0
2006	17.996978	21.013380	16.76%	0
2005	17.412261	17.996978	3.36%	0
2004	15.476950	17.412261	12.50%	0
2003	12.196439	15.476950	26.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.338136	13.350274	8.20%	0
2011	13.012002	12.338136	-5.18%	0
2010	12.047512	13.012002	8.01%	0
2009*	10.000000	12.047512	20.48%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.691231	16.731213	13.89%	5
2011	14.846075	14.691231	-1.04%	36
2010	11.990480	14.846075	23.82%	36
2009	9.746305	11.990480	23.03%	124
2008	14.337260	9.746305	-32.02%	125
2007	14.667756	14.337260	-2.25%	116
2006	13.028113	14.667756	12.59%	109
2005	12.346278	13.028113	5.52%	94
2004	10.294104	12.346278	19.94%	0
2003	7.592743	10.294104	35.58%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	10.932111	12.044909	10.18%	0
2011	11.010271	10.932111	-0.71%	0
2010	9.745324	11.010271	12.98%	0
2009	7.404379	9.745324	31.62%	0
2008	11.475348	7.404379	-35.48%	0
2007	10.820520	11.475348	6.05%	0
2006	10.069512	10.820520	7.46%	0
2005	9.875708	10.069512	1.96%	0
2004	9.449413	9.875708	4.51%	0
2003	7.621164	9.449413	23.99%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.644970	14.400338	13.88%	0
2011	12.613314	12.644970	0.25%	0
2010	11.162010	12.613314	13.00%	0
2009	8.978954	11.162010	24.31%	12
2008	14.517123	8.978954	-38.15%	12
2007	14.017785	14.517123	3.56%	12
2006	12.333598	14.017785	13.66%	12
2005	11.971890	12.333598	3.02%	0
2004	10.996431	11.971890	8.87%	0
2003	8.705780	10.996431	26.31%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	15.100978	16.408637	8.66%	0
2011	14.077306	15.100978	7.27%	0
2010	12.405791	14.077306	13.47%	0
2009	10.286873	12.405791	20.60%	0
2008	14.839651	10.286873	-30.68%	0
2007	14.078129	14.839651	5.41%	0
2006	12.282546	14.078129	14.62%	0
2005	11.958170	12.282546	2.71%	0
2004	11.568814	11.958170	3.37%	0
2003	9.702740	11.568814	19.23%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.674761	16.922824	7.96%	0
2011	15.575011	15.674761	0.64%	0
2010	14.587620	15.575011	6.77%	0
2009	12.309331	14.587620	18.51%	0
2008	13.492834	12.309331	-8.77%	0
2007	13.012844	13.492834	3.69%	0
2006	12.696417	13.012844	2.49%	0
2005	12.737045	12.696417	-0.32%	0
2004	12.491949	12.737045	1.96%	0
2003	12.131471	12.491949	2.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.995091	12.082984	9.89%	0
2011	11.205328	10.995091	-1.88%	0
2010	10.100892	11.205328	10.93%	0
2009	8.268135	10.100892	22.17%	0
2008	11.215025	8.268135	-26.28%	0
2007	10.491320	11.215025	6.90%	0
2006*	10.000000	10.491320	4.91%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.480967	11.672952	11.37%	0
2011	10.772181	10.480967	-2.70%	0
2010	9.559189	10.772181	12.69%	0
2009	7.543784	9.559189	26.72%	0
2008	11.393675	7.543784	-33.79%	0
2007	10.511263	11.393675	8.39%	0
2006*	10.000000	10.511263	5.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.922519	11.275000	13.63%	0
2011	10.362941	9.922519	-4.25%	0
2010	9.078750	10.362941	14.15%	0
2009	7.021341	9.078750	29.30%	0
2008	11.523387	7.021341	-39.07%	0
2007	10.531372	11.523387	9.42%	0
2006*	10.000000	10.531372	5.31%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	19.182988	21.953622	14.44%	0
2011	20.022271	19.182988	-4.19%	0
2010	17.374968	20.022271	15.24%	0
2009	13.015516	17.374968	33.49%	0
2008	23.050179	13.015516	-43.53%	0
2007	19.936457	23.050179	15.62%	0
2006	18.155558	19.936457	9.81%	0
2005	15.789650	18.155558	14.98%	0
2004	13.912260	15.789650	13.49%	0
2003	11.015156	13.912260	26.30%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.555539	9.847430	3.05%	0
2011	10.243222	9.555539	-6.71%	0
2010	8.736084	10.243222	17.25%	0
2009	6.016095	8.736084	45.21%	0
2008	13.409697	6.016095	-55.14%	0
2007	9.357772	13.409697	43.30%	0
2006*	10.000000	9.357772	-6.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	14.006873	16.151117	15.31%	0
2011	14.112961	14.006873	-0.75%	300
2010	12.462004	14.112961	13.25%	301
2009	9.739694	12.462004	27.95%	1,068
2008	17.276143	9.739694	-43.62%	1,070
2007	17.313177	17.276143	-0.21%	941
2006	14.651799	17.313177	18.16%	840
2005	14.078719	14.651799	4.07%	713
2004	12.845461	14.078719	9.60%	0
2003	10.024679	12.845461	28.14%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2012	9.309477	10.943051	17.55%	0
2011	9.258653	9.309477	0.55%	0
2010	7.609170	9.258653	21.68%	0
2009	5.306677	7.609170	43.39%	0
2008	12.001064	5.306677	-55.78%	0
2007	9.913004	12.001064	21.06%	0
2006	9.566623	9.913004	3.62%	0
2005	8.930329	9.566623	7.13%	0
2004	8.477086	8.930329	5.35%	0
2003	6.644054	8.477086	27.59%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.085795	13.621732	12.71%	0
2011	12.264579	12.085795	-1.46%	0
2010	10.046888	12.264579	22.07%	0
2009	7.967548	10.046888	26.10%	0
2008	15.345904	7.967548	-48.08%	0
2007	12.293412	15.345904	24.83%	0
2006	11.704811	12.293412	5.03%	0
2005	11.256004	11.704811	3.99%	0
2004	11.077503	11.256004	1.61%	0
2003	8.478157	11.077503	30.66%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.492634	15.160940	12.36%	0
2011	13.193532	13.492634	2.27%	0
2010	11.783305	13.193532	11.97%	0
2009	8.328857	11.783305	41.48%	0
2008	11.295399	8.328857	-26.26%	0
2007	11.182974	11.295399	1.01%	0
2006	10.221727	11.182974	9.40%	0
2005	10.131831	10.221727	0.89%	0
2004	9.406006	10.131831	7.72%	0
2003	7.528392	9.406006	24.94%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.702747	13.138608	12.27%	0
2011	11.435687	11.702747	2.34%	0
2010	10.224645	11.435687	11.84%	0
2009	7.219256	10.224645	41.63%	0
2008	9.779485	7.219256	-26.18%	0
2007*	10.000000	9.779485	-2.21%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.273322	13.813879	4.07%	43
2011	12.581595	13.273322	5.50%	43
2010	11.874274	12.581595	5.96%	81
2009	10.432191	11.874274	13.82%	81
2008	10.968752	10.432191	-4.89%	78
2007	10.697536	10.968752	2.54%	64
2006	10.422813	10.697536	2.64%	43
2005	10.375977	10.422813	0.45%	0
2004	10.108120	10.375977	2.65%	0
2003*	10.000000	10.108120	1.08%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.198879	11.515585	12.91%	0
2011	11.608504	10.198879	-12.14%	0
2010	9.166128	11.608504	26.65%	0
2009	6.652963	9.166128	37.78%	0
2008	11.177345	6.652963	-40.48%	0
2007	9.836672	11.177345	13.63%	0
2006*	10.000000	9.836672	-1.63%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.649049	15.002850	18.61%	0
2011	15.529980	12.649049	-18.55%	0
2010	13.967551	15.529980	11.19%	0
2009	11.226594	13.967551	24.41%	0
2008	20.325159	11.226594	-44.77%	0
2007	17.624769	20.325159	15.32%	0
2006	15.185240	17.624769	16.07%	0
2005	12.970635	15.185240	17.07%	0
2004	11.614887	12.970635	11.67%	0
2003	8.242406	11.614887	40.92%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.833390	14.050382	18.74%	53
2011	14.541610	11.833390	-18.62%	53
2010	13.076608	14.541610	11.20%	53
2009	10.506140	13.076608	24.47%	54
2008	19.025215	10.506140	-44.78%	54
2007	16.494924	19.025215	15.34%	33
2006	14.211442	16.494924	16.07%	15
2005	12.143653	14.211442	17.03%	0
2004	10.873513	12.143653	11.68%	0
2003	7.713742	10.873513	40.96%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.881573	16.110116	25.06%	0
2011	14.361399	12.881573	-10.30%	0
2010	11.541464	14.361399	24.43%	0
2009	7.451953	11.541464	54.88%	0
2008	15.511651	7.451953	-51.96%	0
2007	14.929260	15.511651	3.90%	0
2006	13.056524	14.929260	14.34%	0
2005	12.937705	13.056524	0.92%	0
2004	11.534626	12.937705	12.16%	0
2003	7.428775	11.534626	55.27%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.686925	12.954481	10.85%	0
2011	11.599971	11.686925	0.75%	0
2010	10.462580	11.599971	10.87%	0
2009	7.841436	10.462580	33.43%	0
2008	11.328748	7.841436	-30.78%	0
2007	11.097057	11.328748	2.09%	0
2006*	10.000000	11.097057	10.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.744898	11.351774	16.49%	0
2011	10.289982	9.744898	-5.30%	0
2010	8.155480	10.289982	26.17%	18
2009	6.417120	8.155480	27.09%	18
2008	9.736270	6.417120	-34.09%	0
2007	10.136721	9.736270	-3.95%	0
2006*	10.000000	10.136721	1.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.871033	10.067148	13.48%	0
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.212488	11.370789	11.34%	0
2011	12.334464	10.212488	-17.20%	0
2010	10.666723	12.334464	15.63%	0
2009	6.279233	10.666723	69.87%	0
2008	13.483652	6.279233	-53.43%	0
2007	10.648257	13.483652	26.63%	0
2006*	10.000000	10.648257	6.48%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
2012	13.298911	15.519116	16.69%	0
2011	15.091064	13.298911	-11.88%	0
2010	14.112023	15.091064	6.94%	0
2009	10.442193	14.112023	35.14%	0
2008	17.756634	10.442193	-41.19%	0
2007	15.586068	17.756634	13.93%	0
2006	13.014844	15.586068	19.76%	0
2005	11.971670	13.014844	8.71%	0
2004	10.234685	11.971670	16.97%	0
2003	7.846679	10.234685	30.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.137988	10.637203	16.41%	0
2011	10.396586	9.137988	-12.11%	0
2010	9.746172	10.396586	6.67%	0
2009	7.219258	9.746172	35.00%	0
2008	12.308557	7.219258	-41.35%	25
2007	10.836015	12.308557	13.59%	5
2006*	10.000000	10.836015	8.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.272985	17.291446	13.22%	0
2011	15.650639	15.272985	-2.41%	0
2010	13.905472	15.650639	12.55%	0
2009	11.906623	13.905472	16.79%	0
2008	11.393085	11.906623	4.51%	0
2007	10.428766	11.393085	9.25%	0
2006*	10.000000	10.428766	4.29%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.202217	2.02%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
2012	8.366416	9.596364	14.70%	0
2011	10.098400	8.366416	-17.15%	0
2010	8.870716	10.098400	13.84%	0
2009	7.529426	8.870716	17.81%	0
2008	12.419305	7.529426	-39.37%	0
2007	11.592344	12.419305	7.13%	0
2006*	10.000000	11.592344	15.92%	0
Guggenheim SBL Fund - Series J (StylePlus Mid Cap Growth Strategy Series) - Q/NQ
2012	8.743465	9.961814	13.93%	0
2011	9.287170	8.743465	-5.85%	0
2010	7.600635	9.287170	22.19%	0
2009	5.365446	7.600635	41.66%	0
2008	9.082860	5.365446	-40.93%	0
2007	10.306320	9.082860	-11.87%	0
2006*	10.000000	10.306320	3.06%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
2012	10.946724	12.202341	11.47%	0
2011	11.052074	10.946724	-0.95%	0
2010	10.158733	11.052074	8.79%	0
2009	8.217777	10.158733	23.62%	0
2008	11.471831	8.217777	-28.37%	0
2007	10.995483	11.471831	4.33%	0
2006*	10.000000	10.995483	9.95%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
2012	9.857724	11.203425	13.65%	0
2011	10.472894	9.857724	-5.87%	0
2010	9.126673	10.472894	14.75%	0
2009	6.973249	9.126673	30.88%	0
2008	11.509546	6.973249	-39.41%	0
2007	11.377371	11.509546	1.16%	0
2006*	10.000000	11.377371	13.77%	0
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
2012	13.882475	15.690718	13.03%	0
2011	14.112888	13.882475	-1.63%	0
2010	12.424910	14.112888	13.59%	0
2009	7.309256	12.424910	69.99%	0
2008	10.608640	7.309256	-31.10%	0
2007	10.562829	10.608640	0.43%	0
2006*	10.000000	10.562829	5.63%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
2012	12.218414	14.367816	17.59%	0
2011	13.016550	12.218414	-6.13%	0
2010	10.852910	13.016550	19.94%	0
2009	7.073167	10.852910	53.44%	0
2008	11.704685	7.073167	-39.57%	0
2007	10.789901	11.704685	8.48%	0
2006*	10.000000	10.789901	7.90%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
2012	11.319036	13.044151	15.24%	0
2011	12.434679	11.319036	-8.97%	0
2010	10.727384	12.434679	15.92%	0
2009	7.574542	10.727384	41.62%	0
2008	10.760906	7.574542	-29.61%	0
2007	10.737169	10.760906	0.22%	0
2006*	10.000000	10.737169	7.37%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series X (StylePlus Small Cap Growth Strategy Series) - Q/NQ
2012	9.161734	10.056461	9.77%	0
2011	9.496453	9.161734	-3.52%	0
2010	7.418066	9.496453	28.02%	0
2009	5.576145	7.418066	33.03%	0
2008	10.737978	5.576145	-48.07%	0
2007	10.334377	10.737978	3.91%	0
2006*	10.000000	10.334377	3.34%	0
Guggenheim SBL Fund - Series Y (StylePlus Large Cap Growth Strategy Series) - Q/NQ
2012	8.755796	9.538489	8.94%	0
2011	9.299778	8.755796	-5.85%	0
2010	8.102064	9.299778	14.78%	0
2009	6.177748	8.102064	31.15%	0
2008	9.976852	6.177748	-38.08%	0
2007	10.808065	9.976852	-7.69%	0
2006*	10.000000	10.808065	8.08%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	10.352386	11.551056	11.58%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2012	10.970491	13.050510	18.96%	0
2011	10.724895	10.970491	2.29%	0
2010	10.351307	10.724895	3.61%	0
2009	8.239374	10.351307	25.63%	0
2008	11.730836	8.239374	-29.76%	0
2007	10.658976	11.730836	10.06%	0
2006*	10.000000	10.658976	6.59%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2012	8.872454	11.185154	26.07%	0
2011	9.644185	8.872454	-8.00%	0
2010	8.340207	9.644185	15.63%	0
2009	6.444185	8.340207	29.42%	0
2008	11.831754	6.444185	-45.53%	0
2007	12.730391	11.831754	-7.06%	0
2006*	10.000000	12.730391	27.30%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2012	16.655248	18.933657	13.68%	0
2011	18.149100	16.655248	-8.23%	0
2010	16.341890	18.149100	11.06%	0
2009	12.279846	16.341890	33.08%	0
2008	20.932428	12.279846	-41.34%	0
2007	18.544861	20.932428	12.87%	0
2006	14.696197	18.544861	26.19%	0
2005	12.663998	14.696197	16.05%	0
2004	10.378445	12.663998	22.02%	0
2003	8.172087	10.378445	27.00%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.938515	-0.61%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.720326	-2.80%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.550976	24.099106	17.27%	0
2011	22.506313	20.550976	-8.69%	0
2010	21.046219	22.506313	6.94%	0
2009	17.104303	21.046219	23.05%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	19.289093	22.517816	16.74%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.367136	17.171084	11.74%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.564033	10.437203	21.87%	0
2011	9.352218	8.564033	-8.43%	0
2010	8.925862	9.352218	4.78%	0
2009	6.212331	8.925862	43.68%	0
2008	11.336953	6.212331	-45.20%	0
2007	8.432856	11.336953	34.44%	0
2006	7.853644	8.432856	7.38%	0
2005	7.090622	7.853644	10.76%	0
2004	6.108331	7.090622	16.08%	0
2003	5.162942	6.108331	18.31%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.330243	5.076707	17.24%	0
2011	4.817615	4.330243	-10.12%	0
2010	3.935705	4.817615	22.41%	0
2009	2.549249	3.935705	54.39%	0
2008	4.624093	2.549249	-44.87%	0
2007	3.861747	4.624093	19.74%	0
2006	3.639474	3.861747	6.11%	0
2005	3.315514	3.639474	9.77%	0
2004	3.350462	3.315514	-1.04%	0
2003	2.324540	3.350462	44.13%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.103275	12.365220	11.37%	0
2011	16.676529	11.103275	-33.42%	0
2010	13.556034	16.676529	23.02%	0
2009	7.693219	13.556034	76.21%	0
2008	16.366939	7.693219	-53.00%	0
2007	12.993737	16.366939	25.96%	0
2006	9.005239	12.993737	44.29%	0
2005	6.935852	9.005239	29.84%	0
2004	5.938819	6.935852	16.79%	0
2003	4.486092	5.938819	32.38%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.162045	16.774444	18.45%	0
2011	14.087429	14.162045	0.53%	0
2010	11.596447	14.087429	21.48%	0
2009	9.301704	11.596447	24.67%	0
2008	14.153158	9.301704	-34.28%	0
2007	14.040063	14.153158	0.81%	0
2006	12.211289	14.040063	14.98%	0
2005	11.362502	12.211289	7.47%	0
2004*	10.000000	11.362502	13.63%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	13.300254	15.821877	18.96%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.954465	14.771217	14.02%	0
2011	13.226366	12.954465	-2.06%	0
2010	12.085718	13.226366	9.44%	30
2009	10.030303	12.085718	20.49%	22
2008	15.156167	10.030303	-33.82%	0
2007	14.316771	15.156167	5.86%	0
2006	12.073182	14.316771	18.58%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.369104	11.828295	14.07%	0
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.432086	8.338307	12.19%	0
2011	7.605196	7.432086	-2.28%	0
2010	6.481277	7.605196	17.34%	0
2009	4.934864	6.481277	31.34%	0
2008	8.182358	4.934864	-39.69%	0
2007	6.956499	8.182358	17.62%	0
2006	6.658614	6.956499	4.47%	0
2005	6.353549	6.658614	4.80%	0
2004	5.969902	6.353549	6.43%	0
2003	4.570511	5.969902	30.62%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.744802	15.507422	12.82%	0
2011	13.878093	13.744802	-0.96%	0
2010	12.430016	13.878093	11.65%	0
2009*	10.000000	12.430016	24.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	10.020388	11.409307	13.86%	0
2011	10.089236	10.020388	-0.68%	0
2010	9.153218	10.089236	10.23%	0
2009	7.537242	9.153218	21.44%	0
2008	10.907812	7.537242	-30.90%	0
2007	10.444700	10.907812	4.43%	0
2006*	10.000000	10.444700	4.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.219328	11.587676	3.28%	0
2011	10.783999	11.219328	4.04%	0
2010	10.339936	10.783999	4.29%	0
2009	9.369657	10.339936	10.36%	0
2008	10.565011	9.369657	-11.31%	0
2007	10.426790	10.565011	1.33%	0
2006*	10.000000	10.426790	4.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.925368	11.923253	20.13%	0
2011	11.121844	9.925368	-10.76%	0
2010	10.154988	11.121844	9.52%	0
2009	7.288016	10.154988	39.34%	0
2008	12.070327	7.288016	-39.62%	0
2007	10.726774	12.070327	12.53%	0
2006*	10.000000	10.726774	7.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.231445	10.664096	15.52%	0
2011	9.842687	9.231445	-6.21%	0
2010	8.462921	9.842687	16.30%	0
2009	6.197142	8.462921	36.56%	336
2008	11.289658	6.197142	-45.11%	338
2007	10.254148	11.289658	10.10%	339
2006*	10.000000	10.254148	2.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.057376	9.280938	15.19%	0
2011	8.375360	8.057376	-3.80%	0
2010	7.669690	8.375360	9.20%	0
2009	5.964017	7.669690	28.60%	0
2008	9.786217	5.964017	-39.06%	0
2007*	10.000000	9.786217	-2.14%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.555539	18.661326	12.72%	0
2011	16.205416	16.555539	2.16%	0
2010	14.554292	16.205416	11.34%	0
2009	10.130773	14.554292	43.66%	0
2008	14.297368	10.130773	-29.14%	0
2007	14.089452	14.297368	1.48%	0
2006	12.945246	14.089452	8.84%	0
2005	12.849293	12.945246	0.75%	0
2004	11.860661	12.849293	8.34%	0
2003	9.857878	11.860661	20.32%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.327561	15.042639	12.87%	0
2011	13.047033	13.327561	2.15%	0
2010	11.717100	13.047033	11.35%	0
2009	8.151351	11.717100	43.74%	0
2008	11.521221	8.151351	-29.25%	0
2007	11.349994	11.521221	1.51%	0
2006	10.428702	11.349994	8.83%	0
2005*	10.000000	10.428702	4.29%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.165367	13.014897	16.56%	77
2011	11.616664	11.165367	-3.88%	77
2010	10.197096	11.616664	13.92%	84
2009	8.061443	10.197096	26.49%	77
2008	13.002593	8.061443	-38.00%	85
2007	13.514788	13.002593	-3.79%	50
2006	11.849219	13.514788	14.06%	8
2005	11.550766	11.849219	2.58%	0
2004	9.990303	11.550766	15.62%	0
2003	7.724509	9.990303	29.33%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.634174	8.784400	15.07%	0
2011	8.777979	7.634174	-13.03%	0
2010	7.716333	8.777979	13.76%	0
2009	5.126680	7.716333	50.51%	0
2008*	10.000000	5.126680	-48.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.165383	10.055422	9.71%	0
2011	9.620016	9.165383	-4.73%	0
2010	7.910873	9.620016	21.60%	37
2009	6.112083	7.910873	29.43%	40
2008*	10.000000	6.112083	-38.88%	46

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.827937	10.739944	9.28%	0
2011	10.123577	9.827937	-2.92%	0
2010	9.318454	10.123577	8.64%	0
2009	7.903416	9.318454	17.90%	0
2008*	10.000000	7.903416	-20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.556847	11.166474	5.77%	0
2011	10.578841	10.556847	-0.21%	0
2010	10.066259	10.578841	5.09%	0
2009	9.051407	10.066259	11.21%	0
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.529175	10.536222	10.57%	0
2011	9.915082	9.529175	-3.89%	0
2010	9.047478	9.915082	9.59%	0
2009	7.539794	9.047478	20.00%	0
2008*	10.000000	7.539794	-24.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.885150	10.017858	12.75%	0
2011	9.471826	8.885150	-6.19%	0
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.098600	10.934659	8.28%	0
2011	10.290272	10.098600	-1.86%	0
2010	9.591116	10.290272	7.29%	0
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.637659	12.338903	6.03%	0
2011	11.094680	11.637659	4.89%	0
2010	10.531878	11.094680	5.34%	29
2009	9.838832	10.531878	7.04%	28
2008*	10.000000	9.838832	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.494405	13.169096	5.40%	0
2011	11.972943	12.494405	4.36%	0
2010	11.254404	11.972943	6.38%	0
2009	9.822838	11.254404	14.57%	0
2008*	10.000000	9.822838	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.141077	22.076943	15.34%	0
2011	25.058833	19.141077	-23.62%	0
2010	21.920197	25.058833	14.32%	0
2009	13.640295	21.920197	60.70%	0
2008	32.820669	13.640295	-58.44%	0
2007	22.913162	32.820669	43.24%	0
2006	17.031036	22.913162	34.54%	0
2005	13.048349	17.031036	30.52%	0
2004	10.982304	13.048349	18.81%	0
2003	6.753156	10.982304	62.62%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.205267	24.461528	15.36%	0
2011	27.767477	21.205267	-23.63%	0
2010	24.281440	27.767477	14.36%	0
2009	15.093873	24.281440	60.87%	0
2008	36.376576	15.093873	-58.51%	0
2007	25.401015	36.376576	43.21%	0
2006	18.890385	25.401015	34.47%	0
2005	14.470955	18.890385	30.54%	0
2004	12.178340	14.470955	18.83%	0
2003	7.490620	12.178340	62.58%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.629915	15.849345	1.40%	0
2011	14.808948	15.629915	5.54%	0
2010	14.362921	14.808948	3.11%	21
2009	14.214306	14.362921	1.05%	26
2008	13.410189	14.214306	6.00%	30
2007	12.718919	13.410189	5.43%	15
2006	12.507261	12.718919	1.69%	0
2005	12.308376	12.507261	1.62%	0
2004	12.113343	12.308376	1.61%	0
2003	12.068906	12.113343	0.37%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.189196	11.590653	13.75%	0
2011	11.475116	10.189196	-11.21%	0
2010	10.293468	11.475116	11.48%	0
2009	8.064028	10.293468	27.65%	0
2008	15.192561	8.064028	-46.92%	0
2007	12.144219	15.192561	25.10%	0
2006	9.281421	12.144219	30.84%	0
2005	7.243582	9.281421	28.13%	0
2004	6.446338	7.243582	12.37%	0
2003	4.830339	6.446338	33.46%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.328497	18.569478	13.72%	0
2011	18.389157	16.328497	-11.21%	49
2010	16.498556	18.389157	11.46%	49
2009	12.930219	16.498556	27.60%	329
2008	24.352789	12.930219	-46.90%	329
2007	19.466014	24.352789	25.10%	318
2006	14.878826	19.466014	30.83%	309
2005	11.615140	14.878826	28.10%	289
2004	10.322414	11.615140	12.52%	0
2003	7.751335	10.322414	33.17%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	0
2007	10.846210	11.673690	7.63%	0
2006*	10.000000	10.846210	8.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.621030	14.393605	14.04%	0
2011	13.350715	12.621030	-5.47%	0
2010	11.836163	13.350715	12.80%	0
2009	9.456041	11.836163	25.17%	0
2008	15.216240	9.456041	-37.86%	0
2007	14.595369	15.216240	4.25%	0
2006	12.691229	14.595369	15.00%	0
2005	11.949230	12.691229	6.21%	0
2004	10.649717	11.949230	12.20%	0
2003	8.207270	10.649717	29.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.353220	13.296005	7.63%	0
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.488088	12.923764	3.49%	0
2011	12.329323	12.488088	1.29%	0
2010	11.832509	12.329323	4.20%	0
2009	11.023466	11.832509	7.34%	0
2008	11.920695	11.023466	-7.53%	0
2007	11.496915	11.920695	3.69%	0
2006	11.004985	11.496915	4.47%	0
2005	10.825457	11.004985	1.66%	0
2004	10.512395	10.825457	2.98%	0
2003	9.900522	10.512395	6.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.876064	14.039404	9.03%	0
2011	13.090279	12.876064	-1.64%	0
2010	11.994031	13.090279	9.14%	0
2009	10.231255	11.994031	17.23%	0
2008	13.538003	10.231255	-24.43%	0
2007	13.022333	13.538003	3.96%	0
2006	11.884255	13.022333	9.58%	0
2005	11.464275	11.884255	3.66%	0
2004	10.636383	11.464275	7.78%	0
2003	9.003831	10.636383	18.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.892708	14.431578	11.94%	0
2011	13.386601	12.892708	-3.69%	0
2010	12.056739	13.386601	11.03%	0
2009	9.850101	12.056739	22.40%	0
2008	14.590644	9.850101	-32.49%	0
2007	13.969982	14.590644	4.44%	0
2006	12.394286	13.969982	12.71%	0
2005	11.763314	12.394286	5.36%	0
2004	10.664866	11.763314	10.30%	0
2003	8.557964	10.664866	24.62%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.939592	13.755720	6.31%	0
2011	12.883786	12.939592	0.43%	0
2010	12.065634	12.883786	6.78%	0
2009	10.703273	12.065634	12.73%	0
2008	12.803569	10.703273	-16.40%	0
2007	12.292621	12.803569	4.16%	0
2006	11.521507	12.292621	6.69%	0
2005	11.205635	11.521507	2.82%	0
2004	10.627027	11.205635	5.44%	0
2003	9.498578	10.627027	11.88%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.307463	15.540760	16.78%	114
2011	13.832370	13.307463	-3.79%	114
2010	12.920205	13.832370	7.06%	114
2009*	10.000000	12.920205	29.20%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	25.499029	29.474141	15.59%	6
2011	26.589338	25.499029	-4.10%	43
2010	21.411209	26.589338	24.18%	43
2009	15.911129	21.411209	34.57%	203
2008	25.450372	15.911129	-37.48%	204
2007	24.048495	25.450372	5.83%	194
2006	22.239162	24.048495	8.14%	186
2005	20.160466	22.239162	10.31%	166
2004	17.703153	20.160466	13.88%	0
2003	13.360934	17.703153	32.50%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.100873	10.922779	-1.60%	0
2011	11.280871	11.100873	-1.60%	0
2010	11.464287	11.280871	-1.60%	0
2009	11.645810	11.464287	-1.56%	0
2008	11.597006	11.645810	0.42%	0
2007	11.247554	11.597006	3.11%	4
2006	10.934570	11.247554	2.86%	328
2005	10.823110	10.934570	1.03%	330
2004	10.910569	10.823110	-0.80%	0
2003	11.019038	10.910569	-0.98%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.985585	17.656018	10.45%	74
2011	15.390983	15.985585	3.86%	167
2010	14.143714	15.390983	8.82%	167
2009	11.556220	14.143714	22.39%	430
2008	14.199439	11.556220	-18.61%	431
2007	13.793632	14.199439	2.94%	376
2006	13.370415	13.793632	3.17%	322
2005	13.297326	13.370415	0.55%	278
2004	12.684724	13.297326	4.83%	0
2003	11.497820	12.684724	10.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2012	13.462265	15.354892	14.06%	0
2011	15.087208	13.462265	-10.77%	0
2010	13.433240	15.087208	12.31%	0
2009*	10.000000	13.433240	34.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.162982	9.299514	13.92%	0
2011	9.152795	8.162982	-10.81%	0
2010	8.156600	9.152795	12.21%	28
2009	6.074489	8.156600	34.28%	34
2008*	10.000000	6.074489	-39.26%	30
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.774433	14.736004	15.36%	0
2011	15.475612	12.774433	-17.45%	0
2010	14.821136	15.475612	4.42%	0
2009	11.600705	14.821136	27.76%	0
2008	21.968445	11.600705	-47.19%	8
2007	21.691770	21.968445	1.28%	5
2006	17.958520	21.691770	20.79%	0
2005	16.286544	17.958520	10.27%	0
2004	13.762779	16.286544	18.34%	0
2003*	10.000000	13.762779	37.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.731647	9.996772	14.49%	53
2011	9.138925	8.731647	-4.46%	53
2010	8.040348	9.138925	13.66%	68
2009	6.296237	8.040348	27.70%	20
2008*	10.000000	6.296237	-37.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.639732	11.174473	15.92%	0
2011	10.402675	9.639732	-7.33%	0
2010*	10.000000	10.402675	4.03%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.072481	9.340331	15.71%	0
2011	8.735710	8.072481	-7.59%	0
2010	7.874053	8.735710	10.94%	0
2009	6.280491	7.874053	25.37%	0
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.138851	10.332508	13.06%	0
2011	9.697319	9.138851	-5.76%	0
2010	7.770807	9.697319	24.79%	19
2009	6.212287	7.770807	25.09%	15
2008*	10.000000	6.212287	-37.88%	14
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.711509	11.117741	14.48%	0
2011	10.103648	9.711509	-3.88%	0
2010	8.582814	10.103648	17.72%	13
2009	6.685366	8.582814	28.38%	14
2008*	10.000000	6.685366	-33.15%	22
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.225715	14.762360	11.62%	0
2011	13.528039	13.225715	-2.23%	0
2010	10.958964	13.528039	23.44%	401
2009	8.737691	10.958964	25.42%	401
2008	16.573416	8.737691	-47.28%	401
2007	15.347910	16.573416	7.98%	338
2006	15.112192	15.347910	1.56%	267
2005	14.207650	15.112192	6.37%	182
2004	12.730702	14.207650	11.60%	90
2003	9.635711	12.730702	32.12%	203
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	29.723083	35.226020	18.51%	0
2011	31.818823	29.723083	-6.59%	0
2010	25.540730	31.818823	24.58%	403
2009	20.564933	25.540730	24.20%	403
2008	30.804160	20.564933	-33.24%	403
2007	33.626225	30.804160	-8.39%	345
2006	29.133262	33.626225	15.42%	277
2005	28.722942	29.133262	1.43%	196
2004	24.885091	28.722942	15.42%	103
2003	16.122626	24.885091	54.35%	246

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.243514	28.689353	13.65%	0
2011	27.163192	25.243514	-7.07%	0
2010	22.027260	27.163192	23.32%	0
2009	16.618484	22.027260	32.55%	0
2008	27.323988	16.618484	-39.18%	4
2007	27.191015	27.323988	0.49%	2
2006	24.662918	27.191015	10.25%	0
2005	22.314210	24.662918	10.53%	0
2004	19.052645	22.314210	17.12%	0
2003	13.730651	19.052645	38.76%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.510291	12.935602	12.38%	0
2011	11.635530	11.510291	-1.08%	0
2010	10.422768	11.635530	11.64%	30
2009	8.400103	10.422768	24.08%	30
2008	14.606893	8.400103	-42.49%	34
2007	13.722966	14.606893	6.44%	15
2006	12.272927	13.722966	11.81%	0
2005	11.608061	12.272927	5.73%	0
2004	10.748649	11.608061	8.00%	0
2003	8.566400	10.748649	25.47%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.654362	10.999223	13.93%	24
2011	9.212138	9.654362	4.80%	70
2010	7.191287	9.212138	28.10%	70
2009	5.585887	7.191287	28.74%	210
2008*	10.000000	5.585887	-44.14%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.415485	10.609527	1.86%	0
2011	10.448755	10.415485	-0.32%	0
2010	10.367761	10.448755	0.78%	0
2009	9.836967	10.367761	5.40%	0
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.628298	13.680366	17.65%	0
2011	13.493927	11.628298	-13.83%	0
2010	12.894893	13.493927	4.65%	21
2009*	10.000000	12.894893	28.95%	23

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.154782	10.452043	2.93%	0
2011	10.289725	10.154782	-1.31%	0
2010	9.932110	10.289725	3.60%	27
2009	8.906607	9.932110	11.51%	27
2008	10.455501	8.906607	-14.81%	42
2007	10.142483	10.455501	3.09%	21
2006	9.891322	10.142483	2.54%	0
2005	9.908686	9.891322	-0.18%	0
2004	9.991948	9.908686	-0.83%	0
2003*	10.000000	9.991948	-0.08%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.367189	12.171542	7.08%	0
2011	11.675464	11.367189	-2.64%	0
2010	9.919776	11.675464	17.70%	0
2009	8.212423	9.919776	20.79%	0
2008	13.789344	8.212423	-40.44%	0
2007	13.943023	13.789344	-1.10%	0
2006	13.462114	13.943023	3.57%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.465294	13.612073	9.20%	0
2011	13.070198	12.465294	-4.63%	0
2010	10.811558	13.070198	20.89%	0
2009	8.360084	10.811558	29.32%	0
2008	14.030202	8.360084	-40.41%	0
2007	13.250742	14.030202	5.88%	17
2006	11.842802	13.250742	11.89%	0
2005	11.262512	11.842802	5.15%	0
2004*	10.000000	11.262512	12.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	14.968992	16.808524	12.29%	0
2011	15.388727	14.968992	-2.73%	0
2010	14.292826	15.388727	7.67%	0
2009	10.050760	14.292826	42.21%	0
2008	18.748697	10.050760	-46.39%	0
2007	16.693231	18.748697	12.31%	0
2006	15.714870	16.693231	6.23%	0
2005	15.194913	15.714870	3.42%	0
2004	14.440322	15.194913	5.23%	0
2003	11.207016	14.440322	28.85%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	13.911443	15.939683	14.58%	0
2011	13.983946	13.911443	-0.52%	0
2010	11.149007	13.983946	25.43%	0
2009	8.544230	11.149007	30.49%	0
2008	17.048909	8.544230	-49.88%	0
2007	16.295740	17.048909	4.62%	0
2006	16.084619	16.295740	1.31%	0
2005	14.551544	16.084619	10.54%	0
2004	12.346352	14.551544	17.86%	0
2003	9.990303	12.346352	23.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.920488	22.568838	19.28%	0
2011	20.960799	18.920488	-9.73%	0
2010	18.367259	20.960799	14.12%	0
2009	13.361713	18.367259	37.46%	0
2008	22.705776	13.361713	-41.15%	0
2007	21.701631	22.705776	4.63%	0
2006	18.738865	21.701631	15.81%	0
2005	16.654730	18.738865	12.51%	0
2004	14.199720	16.654730	17.29%	0
2003*	10.000000	14.199720	42.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.803936	14.084525	19.32%	0
2011	13.079901	11.803936	-9.76%	0
2010	11.462435	13.079901	14.11%	0
2009	8.334165	11.462435	37.54%	0
2008	14.161034	8.334165	-41.15%	0
2007	13.537128	14.161034	4.61%	0
2006	11.688662	13.537128	15.81%	0
2005	10.391353	11.688662	12.48%	0
2004	8.862004	10.391353	17.26%	0
2003	6.296936	8.862004	40.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.149985	1.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.096753	15.060940	15.00%	0
2011	13.311181	13.096753	-1.61%	0
2010	11.650774	13.311181	14.25%	26
2009	9.229598	11.650774	26.23%	27
2008	15.244535	9.229598	-39.46%	26
2007	14.837386	15.244535	2.74%	12
2006	13.108388	14.837386	13.19%	0
2005	12.569703	13.108388	4.29%	0
2004	11.670124	12.569703	7.71%	0
2003	9.359056	11.670124	24.69%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.368203	10.876023	16.10%	15
2011	9.735621	9.368203	-3.77%	15
2010	8.017245	9.735621	21.43%	15
2009	5.938698	8.017245	35.00%	0
2008	9.707899	5.938698	-38.83%	14
2007	9.987465	9.707899	-2.80%	4
2006*	10.000000	9.987465	-0.13%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.602967	6.03%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	0
2010	10.848770	11.675695	7.62%	0
2009*	10.000000	10.848770	8.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.242559	11.698304	4.05%	0
2011	11.310867	11.242559	-0.60%	0
2010	10.928078	11.310867	3.50%	11
2009*	10.000000	10.928078	9.28%	10
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2012	13.713953	14.675302	7.01%	0
2011	12.480064	13.713953	9.89%	0
2010	11.731404	12.480064	6.38%	0
2009	10.073944	11.731404	16.45%	0
2008	11.011231	10.073944	-8.51%	0
2007	10.114488	11.011231	8.87%	0
2006*	10.000000	10.114488	1.14%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	13.905112	14.995555	7.84%	0
2011	13.638954	13.905112	1.95%	0
2010	12.820546	13.638954	6.38%	0
2009	11.426111	12.820546	12.20%	0
2008	11.085475	11.426111	3.07%	0
2007	10.360869	11.085475	6.99%	0
2006*	10.000000	10.360869	3.61%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.983857	10.756996	7.74%	0
2011*	10.000000	9.983857	-0.16%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2012	10.791201	11.425630	5.88%	0
2011	12.476174	10.791201	-13.51%	0
2010	9.755878	12.476174	27.88%	0
2009	6.273267	9.755878	55.52%	0
2008	11.238387	6.273267	-44.18%	0
2007	10.985196	11.238387	2.30%	0
2006*	10.000000	10.985196	9.85%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.430744	14.734130	28.90%	0
2011	10.523301	11.430744	8.62%	0
2010*	10.000000	10.523301	5.23%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.263214	12.128803	7.69%	0
2011	10.833986	11.263214	3.96%	0
2010	10.275922	10.833986	5.43%	0
2009	9.524373	10.275922	7.89%	0
2008	10.779264	9.524373	-11.64%	27
2007	10.388939	10.779264	3.76%	15
2006*	10.000000	10.388939	3.89%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	38.784080	45.016536	16.07%	0
2011	36.823282	38.784080	5.32%	0
2010	34.098904	36.823282	7.99%	0
2009	26.613380	34.098904	28.13%	0
2008	31.810375	26.613380	-16.34%	0
2007	30.348016	31.810375	4.82%	0
2006	27.832187	30.348016	9.04%	0
2005	25.196617	27.832187	10.46%	0
2004	23.265299	25.196617	8.30%	0
2003	18.490922	23.265299	25.82%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2012	12.481781	13.981956	12.02%	0
2011	13.168794	12.481781	-5.22%	0
2010	12.663054	13.168794	3.99%	0
2009	9.710238	12.663054	30.41%	0
2008	17.821247	9.710238	-45.51%	0
2007	15.806391	17.821247	12.75%	0
2006	12.836370	15.806391	23.14%	0
2005	11.744532	12.836370	9.30%	0
2004	10.167476	11.744532	15.51%	0
2003	8.109277	10.167476	25.38%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.507337	50.461538	27.73%	0
2011	54.064138	39.507337	-26.93%	0
2010	43.316130	54.064138	24.81%	55
2009	20.649302	43.316130	109.77%	55
2008	59.585849	20.649302	-65.35%	55
2007	44.006397	59.585849	35.40%	55
2006	32.058974	44.006397	37.27%	55
2005	24.681277	32.058974	29.89%	56
2004	19.923949	24.681277	23.88%	56
2003	13.131584	19.923949	51.73%	163
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	42.624120	43.360592	1.73%	0
2011	51.845154	42.624120	-17.79%	0
2010	40.768529	51.845154	27.17%	0
2009	26.299894	40.768529	55.01%	0
2008	49.612322	26.299894	-46.99%	0
2007	34.689305	49.612322	43.02%	0
2006	28.316407	34.689305	22.51%	0
2005	18.971961	28.316407	49.25%	0
2004	15.519976	18.971961	22.24%	0
2003	10.893391	15.519976	42.47%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.620384	-3.80%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.295201	16.234487	6.14%	0
2011	16.292339	15.295201	-6.12%	0
2010	13.060414	16.292339	24.75%	0
2009*	10.000000	13.060414	30.60%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.620945	18.199975	16.51%	0
2011	17.381158	15.620945	-10.13%	0
2010	13.960490	17.381158	24.50%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.130211	1.30%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.611707	14.375290	5.61%	0
2011	12.384804	13.611707	9.91%	0
2010	11.979304	12.384804	3.39%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2012	12.768265	14.408594	12.85%	0
2011	12.590202	12.768265	1.41%	0
2010	11.214752	12.590202	12.26%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2012	13.134957	15.651386	19.16%	0
2011	15.183451	13.134957	-13.49%	0
2010	13.626560	15.183451	11.43%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2012	11.544189	13.207044	14.40%	0
2011	11.819444	11.544189	-2.33%	0
2010	10.077340	11.819444	17.29%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2012	18.366663	20.695719	12.68%	0
2011	18.486618	18.366663	-0.65%	0
2010	16.572080	18.486618	11.55%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.321456	13.325434	8.15%	0
2011	13.000998	12.321456	-5.23%	0
2010	12.043434	13.000998	7.95%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	14.619211	16.640715	13.83%	0
2011	14.780793	14.619211	-1.09%	0
2010	11.943809	14.780793	23.75%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2012	10.858741	11.957972	10.12%	0
2011	10.941923	10.858741	-0.76%	0
2010	9.689745	10.941923	12.92%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2012	12.560075	14.296365	13.82%	0
2011	12.534993	12.560075	0.20%	0
2010	11.098333	12.534993	12.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2012	14.999638	16.290220	8.60%	0
2011	13.989924	14.999638	7.22%	0
2010	12.335042	13.989924	13.42%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2012	15.574255	16.805740	7.91%	0
2011	15.482982	15.574255	0.59%	0
2010	14.508802	15.482982	6.71%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2012	10.963498	12.042126	9.84%	0
2011	11.178791	10.963498	-1.93%	0
2010	10.082086	11.178791	10.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2012	10.450818	11.633446	11.32%	0
2011	10.746652	10.450818	-2.75%	0
2010	9.541377	10.746652	12.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	0
2010	9.061840	10.338382	14.09%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2012	19.054245	21.795185	14.38%	0
2011	19.897979	19.054245	-4.24%	0
2010	17.275891	19.897979	15.18%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	9.528029	9.814082	3.00%	0
2011	10.218924	9.528029	-6.76%	0
2010	8.719783	10.218924	17.19%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2012	13.912901	16.034604	15.25%	0
2011	14.025386	13.912901	-0.80%	0
2010	12.390959	14.025386	13.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2012	9.246967	10.864040	17.49%	0
2011	9.201156	9.246967	0.50%	0
2010	7.565769	9.201156	21.62%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2012	12.004671	13.523417	12.65%	0
2011	12.188437	12.004671	-1.51%	0
2010	9.989586	12.188437	22.01%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2012	13.402132	15.051592	12.31%	0
2011	13.111684	13.402132	2.22%	0
2010	11.716151	13.111684	11.91%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
2012	11.675049	13.100832	12.21%	0
2011	11.414402	11.675049	2.28%	0
2010	10.210790	11.414402	11.79%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2012	13.214988	13.746171	4.02%	0
2011	12.532648	13.214988	5.44%	0
2010	11.834084	12.532648	5.90%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2012	10.169563	11.476643	12.85%	0
2011	11.581012	10.169563	-12.19%	0
2010	9.149056	11.581012	26.58%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2012	12.564124	14.894544	18.55%	0
2011	15.433555	12.564124	-18.59%	0
2010	13.887863	15.433555	11.13%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
2012	11.775375	13.974385	18.67%	0
2011	14.477677	11.775375	-18.67%	0
2010	13.025736	14.477677	11.15%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2012	12.818429	16.022975	25.00%	0
2011	14.298263	12.818429	-10.35%	0
2010	11.496555	14.298263	24.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	0
2010	10.443102	11.572490	10.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	9.716856	11.313360	16.43%	0
2011	10.265572	9.716856	-5.35%	0
2010	8.140276	10.265572	26.11%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	10.183126	11.332333	11.29%	0
2011	12.305253	10.183126	-17.25%	0
2010	10.646862	12.305253	15.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
2012	13.233743	15.435196	16.64%	0
2011	15.024748	13.233743	-11.92%	0
2010	14.057145	15.024748	6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	9.111717	10.601214	16.35%	0
2011	10.371969	9.111717	-12.15%	0
2010	9.728036	10.371969	6.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.229091	17.232980	13.16%	0
2011	15.613571	15.229091	-2.46%	0
2010	13.879587	15.613571	12.49%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.198760	1.99%	0
Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
2012	8.342797	9.564397	14.64%	0
2011	10.075009	8.342797	-17.19%	0
2010	8.854663	10.075009	13.78%	0
Guggenheim SBL Fund - Series J (StylePlus Mid Cap Growth Strategy Series) - Q/NQ
2012	8.718771	9.928633	13.88%	0
2011	9.265645	8.718771	-5.90%	0
2010	7.586876	9.265645	22.13%	0
Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
2012	10.915850	12.161731	11.41%	0
2011	11.026495	10.915850	-1.00%	0
2010	10.140371	11.026495	8.74%	0
Guggenheim SBL Fund - Series O (All Cap Value Series) - Q/NQ
2012	9.829918	11.166155	13.59%	0
2011	10.448646	9.829918	-5.92%	0
2010	9.110161	10.448646	14.69%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim SBL Fund - Series P (High Yield Series) - Q/NQ
2012	13.843354	15.638547	12.97%	0
2011	14.080244	13.843354	-1.68%	0
2010	12.402468	14.080244	13.53%	0
Guggenheim SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
2012	12.183942	14.319981	17.53%	0
2011	12.986415	12.183942	-6.18%	0
2010	10.833277	12.986415	19.88%	0
Guggenheim SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
2012	11.287102	13.000733	15.18%	0
2011	12.405887	11.287102	-9.02%	0
2010	10.707980	12.405887	15.86%	0
Guggenheim SBL Fund - Series X (StylePlus Small Cap Growth Strategy Series) - Q/NQ
2012	9.135840	10.022934	9.71%	0
2011	9.474425	9.135840	-3.57%	0
2010	7.404625	9.474425	27.95%	0
Guggenheim SBL Fund - Series Y (StylePlus Large Cap Growth Strategy Series) - Q/NQ
2012	8.731092	9.506724	8.88%	0
2011	9.278238	8.731092	-5.90%	0
2010	8.087402	9.278238	14.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2012	10.301623	11.488561	11.52%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2012	10.939505	13.007015	18.90%	0
2011	10.700035	10.939505	2.24%	0
2010	10.332565	10.700035	3.56%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2012	8.847433	11.147927	26.00%	0
2011	9.621867	8.847433	-8.05%	0
2010	8.325135	9.621867	15.58%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2012	16.573635	18.831285	13.62%	0
2011	18.069341	16.573635	-8.28%	0
2010	16.278322	18.069341	11.00%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.716985	-2.83%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	20.435570	23.951566	17.21%	0
2011	22.391287	20.435570	-8.73%	0
2010	20.949286	22.391287	6.88%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012	19.180786	22.379973	16.68%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012	15.315844	17.105044	11.68%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	8.512229	10.368800	21.81%	0
2011	9.300365	8.512229	-8.47%	0
2010	8.880893	9.300365	4.72%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012	4.304075	5.043466	17.18%	0
2011	4.790931	4.304075	-10.16%	0
2010	3.915887	4.790931	22.35%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	11.036128	12.284193	11.31%	0
2011	16.584115	11.036128	-33.45%	0
2010	13.487751	16.584115	22.96%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2012	14.106981	16.700709	18.39%	0
2011	14.039775	14.106981	0.48%	0
2010	11.563093	14.039775	21.42%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012	13.235050	15.736283	18.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.890980	14.691344	13.97%	0
2011	13.168233	12.890980	-2.11%	0
2010	12.038713	13.168233	9.38%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
2010*	10.000000	10.724430	7.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2012	7.382220	8.278144	12.14%	0
2011	7.558008	7.382220	-2.33%	0
2010	6.444333	7.558008	17.28%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2012	13.726207	15.478551	12.77%	0
2011	13.866343	13.726207	-1.01%	0
2010	12.425797	13.866343	11.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	0
2010	9.136156	10.065308	10.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.896797	11.882881	20.07%	0
2011	11.095465	9.896797	-10.80%	0
2010	10.136054	11.095465	9.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.204869	10.627978	15.46%	0
2011	9.819331	9.204869	-6.26%	0
2010	8.447133	9.819331	16.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
2010	7.659289	8.359747	9.15%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.444472	18.526694	12.66%	0
2011	16.104864	16.444472	2.11%	0
2010	14.471327	16.104864	11.29%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.282530	14.984178	12.81%	0
2011	13.009539	13.282530	2.10%	0
2010	11.689363	13.009539	11.29%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2012	11.090374	12.920904	16.51%	0
2011	11.544495	11.090374	-3.93%	0
2010	10.138888	11.544495	13.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2012	7.619990	8.763596	15.01%	0
2011	8.766116	7.619990	-13.07%	0
2010	7.709797	8.766116	13.70%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
2010	9.310557	10.109875	8.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0
2010	10.057746	10.564529	5.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
2010	9.039810	9.901666	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	0
2010	21.817344	24.928611	14.26%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	21.101282	24.329172	15.30%	0
2011	27.645366	21.101282	-23.67%	0
2010	24.186925	27.645366	14.30%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	15.525064	15.735000	1.35%	0
2011	14.717057	15.525064	5.49%	0
2010	14.281051	14.717057	3.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2012	10.131129	11.518717	13.70%	0
2011	11.415524	10.131129	-11.25%	0
2010	10.245196	11.415524	11.42%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
2012	16.248453	18.469034	13.67%	0
2011	18.308307	16.248453	-11.25%	0
2010	16.434372	18.308307	11.40%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.557531	14.313888	13.99%	0
2011	13.290291	12.557531	-5.51%	0
2010	11.788571	13.290291	12.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.425243	12.852190	3.44%	0
2011	12.273494	12.425243	1.24%	0
2010	11.784925	12.273494	4.15%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.811240	13.961615	8.98%	0
2011	13.030994	12.811240	-1.69%	0
2010	11.945785	13.030994	9.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.827832	14.351642	11.88%	0
2011	13.325997	12.827832	-3.74%	0
2010	12.008250	13.325997	10.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.874464	13.679526	6.25%	0
2011	12.825438	12.874464	0.38%	0
2010	12.017093	12.825438	6.73%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0
2010	12.915827	13.820663	7.01%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	25.327907	29.261437	15.53%	0
2011	26.424307	25.327907	-4.15%	0
2010	21.289110	26.424307	24.12%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	11.026379	10.843956	-1.65%	0
2011	11.210847	11.026379	-1.65%	0
2010	11.398912	11.210847	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	15.878371	17.528677	10.39%	0
2011	15.295503	15.878371	3.81%	0
2010	14.063112	15.295503	8.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2012	13.444035	15.326291	14.00%	0
2011	15.074438	13.444035	-10.82%	0
2010	13.428683	15.074438	12.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
2012	8.147768	9.277451	13.86%	0
2011	9.140387	8.147768	-10.86%	0
2010	8.149676	9.140387	12.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
2012	12.718277	14.663746	15.30%	0
2011	15.415417	12.718277	-17.50%	0
2010	14.770986	15.415417	4.36%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2012	8.715404	9.973093	14.43%	0
2011	9.126546	8.715404	-4.50%	0
2010	8.033533	9.126546	13.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2012	9.631549	11.159296	15.86%	0
2011	10.399117	9.631549	-7.38%	0
2010*	10.000000	10.399117	3.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.057449	9.318191	15.65%	0
2011	8.723860	8.057449	-7.64%	0
2010	7.867363	8.723860	10.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2012	9.121841	10.308026	13.00%	0
2011	9.684178	9.121841	-5.81%	0
2010	7.764221	9.684178	24.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
2010	8.575528	10.089948	17.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2012	13.140838	14.660146	11.56%	0
2011	13.448046	13.140838	-2.28%	0
2010	10.899692	13.448046	23.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2012	29.523646	34.971850	18.45%	0
2011	31.621378	29.523646	-6.63%	0
2010	25.395119	31.621378	24.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2012	25.074127	28.482329	13.59%	0
2011	26.994603	25.074127	-7.11%	0
2010	21.901665	26.994603	23.25%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2012	11.433035	12.842232	12.33%	0
2011	11.563297	11.433035	-1.13%	0
2010	10.363320	11.563297	11.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2012	9.636371	10.973139	13.87%	0
2011	9.199628	9.636371	4.75%	0
2010	7.185158	9.199628	28.04%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0
2010	10.358995	10.434627	0.73%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0
2010	12.890526	13.482517	4.59%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.110137	10.400788	2.87%	0
2011	10.249691	10.110137	-1.36%	0
2010	9.898494	10.249691	3.55%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.311461	12.105706	7.02%	0
2011	11.624127	11.311461	-2.69%	0
2010	9.881167	11.624127	17.64%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.416826	13.552243	9.14%	0
2011	13.025977	12.416826	-4.68%	0
2010	10.780466	13.025977	20.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2012	14.868539	16.687221	12.23%	0
2011	15.293218	14.868539	-2.78%	0
2010	14.211338	15.293218	7.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2012	13.818060	15.824629	14.52%	0
2011	13.897125	13.818060	-0.57%	0
2010	11.085415	13.897125	25.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 3 - Q/NQ
2012	18.837322	22.458207	19.22%	0
2011	20.879264	18.837322	-9.78%	0
2010	18.305112	20.879264	14.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2012	11.734129	13.994104	19.26%	0
2011	13.009145	11.734129	-9.80%	0
2010	11.406210	13.009145	14.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2012*	10.000000	10.149055	1.49%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2012	13.008854	14.952247	14.94%	0
2011	13.228552	13.008854	-1.66%	0
2010	11.584325	13.228552	14.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2012	9.341222	10.839177	16.04%	0
2011	9.712507	9.341222	-3.82%	0
2010	8.002283	9.712507	21.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
2010	10.845085	11.665801	7.57%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.227334	11.676512	4.00%	0
2011	11.301282	11.227334	-0.65%	0
2010	10.924366	11.301282	3.45%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2012	13.675087	14.626255	6.96%	0
2011	12.451008	13.675087	9.83%	0
2010	11.710042	12.451008	6.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2012	13.865713	14.945446	7.79%	0
2011	13.607196	13.865713	1.90%	0
2010	12.797194	13.607196	6.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.980493	10.747901	7.69%	0
2011*	10.000000	9.980493	-0.20%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2012	10.760744	11.387583	5.83%	0
2011	12.447291	10.760744	-13.55%	0
2010	9.738231	12.447291	27.82%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.421095	14.714212	28.83%	0
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2012	11.230833	12.087773	7.63%	0
2011	10.808313	11.230833	3.91%	0
2010	10.256771	10.808313	5.38%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2012	38.523903	44.691789	16.01%	0
2011	36.594804	38.523903	5.27%	0
2010	33.904538	36.594804	7.93%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2012	12.420615	13.906359	11.96%	0
2011	13.110918	12.420615	-5.27%	0
2010	12.613792	13.110918	3.94%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2012	39.242213	50.097390	27.66%	0
2011	53.728614	39.242213	-26.96%	0
2010	43.069151	53.728614	24.75%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	42.338165	43.047760	1.68%	0
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.617126	-3.83%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.274494	16.204260	6.09%	0
2011	16.278538	15.274494	-6.17%	0
2010	13.055981	16.278538	24.68%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2,233 shares (cost $22,615)	$23,444
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
63,096 shares (cost $396,156)	435,360
Sterling Capital Select Equity VIF (BBGI)
84,106 shares (cost $703,292)	759,473
Global Allocation V.I. Fund - Class III (MLVGA3)
2,614,487 shares (cost $36,752,138)	37,491,751
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,044,990 shares (cost $253,304,357)	288,173,380
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,107,787 shares (cost $28,333,797)	36,822,855
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2,056 shares (cost $52,033)	67,885
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
209 shares (cost $2,117)	2,169
VA International Equity Fund (HVIE)
6,617 shares (cost $91,619)	94,161
VA Situs Fund (HVSIT)
36,298 shares (cost $607,082)	660,978
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
983 shares (cost $12,267)	12,364
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
313,078 shares (cost $1,237,790)	1,224,133
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,849,261 shares (cost $11,107,519)	15,108,463
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2,740 shares (cost $72,629)	77,878
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2,255,094 shares (cost $81,282,281)	90,835,179
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
4,599,098 shares (cost $23,164,780)	28,330,443
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,508,985 shares (cost $102,254,410)	92,907,716
Investors Growth Stock Series - Service Class (MIGSC)
13,847 shares (cost $131,263)	165,197
Mid Cap Growth Series - Service Class (MMCGSC)
176,881 shares (cost $1,034,343)	1,128,503
New Discovery Series - Service Class (MNDSC)
92,008 shares (cost $1,378,349)	1,381,039
Value Series - Service Class (MVFSC)
2,323,276 shares (cost $27,967,442)	33,036,981
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
438,334 shares (cost $6,780,347)	7,513,053
Core Plus Fixed Income Portfolio - Class I (MSVFI)
242,957 shares (cost $2,501,712)	2,585,060
Core Plus Fixed Income Portfolio - Class II (MSVF2)
80,172 shares (cost $816,526)	851,424

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Emerging Markets Debt Portfolio - Class I (MSEM)
1,045,498 shares (cost $8,167,677)	9,953,140
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
4,328 shares (cost $41,642)	46,612
U.S. Real Estate Portfolio - Class I (MSVRE)
64,843 shares (cost $609,341)	1,010,906
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
8,576,795 shares (cost $120,267,121)	130,881,890
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
160,106 shares (cost $2,243,637)	2,435,209
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,741,194 shares (cost $28,018,132)	34,301,525
American Funds NVIT Bond Fund - Class II (GVABD2)
1,847,044 shares (cost $19,702,135)	21,665,827
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
873,790 shares (cost $16,293,183)	20,752,513
American Funds NVIT Growth Fund - Class II (GVAGR2)
620,715 shares (cost $28,942,425)	37,528,444
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
315,916 shares (cost $10,723,919)	13,069,465
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,820,245 shares (cost $26,294,517)	26,359,692
Federated NVIT High Income Bond Fund - Class III (HIBF3)
4,516,311 shares (cost $30,750,879)	31,162,548
NVIT Emerging Markets Fund - Class I (GEM)
96,975 shares (cost $1,100,835)	1,149,156
NVIT Emerging Markets Fund - Class III (GEM3)
2,444,809 shares (cost $23,962,283)	28,922,095
NVIT Emerging Markets Fund - Class VI (GEM6)
46,637 shares (cost $490,383)	549,845
NVIT International Equity Fund - Class I (GIG)
643,383 shares (cost $5,719,971)	5,899,825
NVIT International Equity Fund - Class III (GIG3)
2,081,492 shares (cost $16,359,380)	19,108,094
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
11,214 shares (cost $93,121)	102,495
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,487,492 shares (cost $59,182,144)	62,445,681
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
410,030 shares (cost $4,341,171)	4,489,830
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
252,605 shares (cost $2,213,866)	2,253,240
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
914,973 shares (cost $9,420,473)	9,863,413
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
565,771 shares (cost $5,472,988)	5,951,906
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
785,096 shares (cost $8,137,940)	8,400,523
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,843,639 shares (cost $18,466,117)	19,616,323
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
770,228 shares (cost $7,280,391)	7,794,706
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

807,267 shares (cost $8,276,981)	8,718,488
NVIT Core Bond Fund - Class I (NVCBD1)
815,950 shares (cost $9,160,260)	9,228,395
NVIT Core Bond Fund - Class II (NVCBD2)
80,953 shares (cost $859,684)	913,154
NVIT Core Plus Bond Fund - Class II (NVLCP2)
544,916 shares (cost $6,289,741)	6,430,006
NVIT Nationwide Fund - Class I (TRF)
9,904,138 shares (cost $98,218,715)	100,923,168
NVIT Nationwide Fund - Class II (TRF2)
40,474 shares (cost $321,388)	410,813
NVIT Government Bond Fund - Class I (GBF)
16,393,576 shares (cost $194,307,949)	190,657,294
NVIT Government Bond Fund - Class II (GBF2)
391,713 shares (cost $4,604,462)	4,539,949
American Century NVIT Growth Fund - Class I (CAF)
1,781,489 shares (cost $21,852,993)	27,791,224
NVIT International Index Fund - Class VIII (GVIX8)
391,512 shares (cost $3,335,950)	3,273,043
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
4,080,801 shares (cost $35,581,632)	40,767,200
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
376,989 shares (cost $4,799,292)	5,145,905
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
71,919 shares (cost $996,982)	1,084,541
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
4,483,593 shares (cost $44,036,314)	46,629,372
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
18,625,867 shares (cost $186,346,968)	209,727,267
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
8,996,192 shares (cost $101,953,163)	100,397,508
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
5,932,994 shares (cost $61,562,629)	65,203,600
NVIT Mid Cap Index Fund - Class I (MCIF)
4,847,607 shares (cost $84,918,300)	92,249,970
NVIT Money Market Fund - Class I (SAM)
208,773,082 shares (cost $208,773,082)	208,773,082
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
6,965 shares (cost $64,614)	70,206
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
4,913,717 shares (cost $37,944,377)	49,431,997
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
217 shares (cost $2,847)	2,112
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
954,444 shares (cost $9,324,150)	9,296,285
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
48,650 shares (cost $476,558)	470,934
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,103,483 shares (cost $19,478,469)	22,170,716
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
45,253 shares (cost $364,909)	474,704
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
849,316 shares (cost $7,553,135)	7,958,090

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
331,328 shares (cost $2,645,771)	3,097,918
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
7,539,992 shares (cost $59,550,254)	80,225,516
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
541,866 shares (cost $4,446,047)	5,689,590
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
5,583,194 shares (cost $48,478,804)	57,674,396
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,271,494 shares (cost $14,692,599)	22,111,288
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
18,791 shares (cost $254,698)	318,124
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
7,943,196 shares (cost $83,831,946)	93,729,713
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
65,925 shares (cost $582,504)	766,711
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,654,767 shares (cost $83,451,155)	91,093,794
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
87,457 shares (cost $1,312,738)	1,667,803
NVIT Multi-Sector Bond Fund - Class I (MSBF)
6,560,705 shares (cost $55,241,413)	62,261,087
NVIT Short Term Bond Fund - Class II (NVSTB2)
846,451 shares (cost $8,775,885)	8,913,125
NVIT Large Cap Growth Fund - Class I (NVOLG1)
21,208,692 shares (cost $321,378,293)	367,122,462
NVIT Large Cap Growth Fund - Class II (NVOLG2)
483,334 shares (cost $7,310,626)	8,347,184
Templeton NVIT International Value Fund - Class III (NVTIV3)
335,755 shares (cost $4,191,748)	4,099,568
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,018,844 shares (cost $16,448,229)	23,055,196
NVIT Real Estate Fund - Class I (NVRE1)
9,761,793 shares (cost $71,256,844)	92,444,182
VPS Growth and Income Portfolio - Class B (ALVGIB)
61,813 shares (cost $1,237,304)	1,277,064
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
32,233 shares (cost $789,847)	979,231
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
400,926 shares (cost $6,419,185)	7,048,273
VP Income & Growth Fund - Class I (ACVIG)
7,963,432 shares (cost $53,156,833)	54,947,678
VP Income & Growth Fund - Class II (ACVIG2)
145,443 shares (cost $917,625)	1,003,557
American Century VP Inflation Protection Fund - Class II (ACVIP2)
5,754,000 shares (cost $63,370,011)	69,220,626
VP International Fund - Class I (ACVI)
169,759 shares (cost $1,383,200)	1,515,945
VP International Fund - Class III (ACVI3)
13,079 shares (cost $96,351)	116,795
VP Mid Cap Value Fund - Class I (ACVMV1)
801,157 shares (cost $10,862,508)	11,680,864
VP Mid Cap Value Fund - Class II (ACVMV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

30,520 shares (cost $371,231)	445,286
VP Ultra(R) Fund - Class I (ACVU1)
1,282 shares (cost $13,490)	13,849
VP Value Fund - Class I (ACVV)
317,483 shares (cost $1,565,328)	2,069,990
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,800,635 shares (cost $19,701,548)	24,416,612
Appreciation Portfolio - Initial Shares (DCAP)
1,627,920 shares (cost $55,745,785)	65,881,933
Appreciation Portfolio - Service Shares (DCAPS)
29,325 shares (cost $939,070)	1,180,350
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
991 shares (cost $30,389)	31,383
International Value Portfolio - Initial Shares (DVIV)
6,020 shares (cost $66,054)	59,112
Managed Tail Risk Fund II: Service Shares (FCA2S)
51,973 shares (cost $310,788)	325,351
High Income Bond Fund II - Service Shares (FHIBS)
305,897 shares (cost $1,893,714)	2,181,043
Quality Bond Fund II - Primary Shares (FQB)
8,987,088 shares (cost $97,419,837)	106,047,633
Quality Bond Fund II - Service Shares (FQBS)
342,836 shares (cost $3,632,558)	4,028,323
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
58,737 shares (cost $461,654)	656,679
VIP Contrafund Portfolio - Service Class (FCS)
454,572 shares (cost $12,159,545)	11,982,512
VIP Energy Portfolio - Service Class 2 (FNRS2)
857,179 shares (cost $16,781,251)	16,672,124
VIP Equity-Income Portfolio - Service Class (FEIS)
10,639,023 shares (cost $241,278,212)	211,397,385
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
238,290 shares (cost $5,084,993)	4,675,244
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
904,289 shares (cost $9,566,299)	10,073,780
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
5,600 shares (cost $56,257)	62,155
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
903,155 shares (cost $9,104,747)	10,106,309
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
12,292 shares (cost $111,401)	137,176
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
611,835 shares (cost $6,294,201)	6,650,648
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
28,243 shares (cost $282,152)	305,869
VIP Growth Opportunities Portfolio - Service Class (FGOS)
44,922 shares (cost $745,973)	977,504
VIP Growth Portfolio - Service Class (FGS)
3,525,126 shares (cost $112,715,713)	147,879,042
VIP Growth Portfolio - Service Class 2 (FG2)
52,272 shares (cost $1,929,344)	2,176,625
VIP High Income Portfolio - Service Class (FHIS)
7,727,574 shares (cost $41,482,283)	44,665,376

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VIP High Income Portfolio - Service Class R (FHISR)
11,240,069 shares (cost $64,573,544)	64,630,399
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
4,572,440 shares (cost $57,888,353)	59,167,380
VIP Mid Cap Portfolio - Service Class (FMCS)
1,115,281 shares (cost $30,681,238)	33,893,377
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
197,103 shares (cost $5,623,115)	5,909,153
VIP Overseas Portfolio - Service Class (FOS)
922,668 shares (cost $16,869,098)	14,781,135
VIP Overseas Portfolio - Service Class 2 R (FO2R)
169,295 shares (cost $3,027,969)	2,674,864
VIP Overseas Portfolio - Service Class R (FOSR)
1,517,558 shares (cost $28,741,663)	24,280,929
VIP Value Strategies Portfolio - Service Class (FVSS)
1,056,392 shares (cost $9,107,440)	11,704,819
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,590,222 shares (cost $49,194,197)	54,104,652
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
30,853 shares (cost $580,905)	667,653
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
684,706 shares (cost $11,238,145)	12,482,197
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,015,771 shares (cost $10,818,944)	10,594,487
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,733 shares (cost $25,199)	24,909
Templeton Foreign Securities Fund - Class 3 (TIF3)
631,348 shares (cost $8,588,905)	9,040,899
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2,583,799 shares (cost $46,380,492)	50,332,405
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
421,103 shares (cost $3,291,236)	3,583,586
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
1,862,880 shares (cost $21,080,535)	20,398,539
Guardian Portfolio - I Class Shares (AMGP)
8,505 shares (cost $123,590)	173,497
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
8,305 shares (cost $191,293)	257,200
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
4,818 shares (cost $52,470)	55,889
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
78,743 shares (cost $1,039,697)	1,039,403
Socially Responsive Portfolio - I Class Shares (AMSRS)
484,866 shares (cost $7,168,817)	7,704,519
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
62,046 shares (cost $2,493,249)	2,795,805
Global Securities Fund/VA - Class 3 (OVGS3)
2,243,879 shares (cost $67,016,548)	73,531,909
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,417,848 shares (cost $41,406,770)	46,150,939
Global Securities Fund/VA - Service Class (OVGSS)
44,288 shares (cost $1,252,841)	1,428,286
Main Street Fund(R)/VA - Non-Service Shares (OVGI)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

3,823,636 shares (cost $72,318,414)	91,652,554
Main Street Fund(R)/VA - Service Class (OVGIS)
102,974 shares (cost $2,169,563)	2,448,730
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
585,326 shares (cost $10,514,757)	11,788,471
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
8,360 shares (cost $134,201)	166,863
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
975,414 shares (cost $43,884,680)	53,452,700
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
225,113 shares (cost $1,257,219)	1,276,389
Global Strategic Income Fund/VA: Service Shares (OVSBS)
601,335 shares (cost $3,239,301)	3,481,731
All Asset Portfolio - Advisor Class (PMVAAD)
320,129 shares (cost $3,644,754)	3,675,076
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
652,348 shares (cost $7,795,297)	7,704,224
Low Duration Portfolio - Advisor Class (PMVLAD)
3,945,379 shares (cost $41,430,543)	42,531,183
Real Return Portfolio - Administrative Class (PMVRRA)
84,326 shares (cost $1,208,485)	1,201,642
Total Return Portfolio - Administrative Class (PMVTRA)
246,380 shares (cost $2,769,696)	2,845,687
Total Return Portfolio - Advisor Class (PMVTRD)
1,459,199 shares (cost $16,663,656)	16,853,750
Putnam VT Growth and Income Fund - Class IB (PVGIB)
613 shares (cost $12,293)	10,994
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
57,418 shares (cost $1,892,106)	2,041,215
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)
422,921 shares (cost $5,208,286)	5,591,013
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
1,235 shares (cost $45,878)	44,793
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
3,075 shares (cost $21,923)	21,739
V.I. Core Equity Fund - Series I (AVGI)
2,146 shares (cost $56,670)	64,679
V.I. Core Equity Fund - Series II (AVCE2)
19,564 shares (cost $433,179)	584,190
V.I. Equity and Income Fund - Series I (IVKEI1)
16,007 shares (cost $237,253)	241,392
V.I. Global Health Care Fund - Series I (IVHS)
8,390 shares (cost $156,598)	176,190
V.I. Global Real Estate Fund - Series I (IVRE)
24,490 shares (cost $333,551)	378,860
Diversified Stock Fund Class A Shares (VYDS)
303,984 shares (cost $3,422,035)	3,167,515
Micro-Cap Portfolio - Investment Class (ROCMC)
72,677 shares (cost $650,715)	795,808
SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)
16,981 shares (cost $135,640)	170,832
Series J (Mid Cap Growth Series) (SBLJ)
3,861 shares (cost $102,267)	128,535

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Series N (Managed Asset Allocation Series) (SBLN)
8,182 shares (cost $173,373)	185,557
Series O (All Cap Value Series) (SBLO)
11,294 shares (cost $247,109)	278,504
Series P (High Yield Series) (SBLP)
15,651 shares (cost $435,175)	481,263
Series Q (Small Cap Value Series) (SBLQ)
22,389 shares (cost $738,471)	858,602
Series V (Mid Cap Value Series) (SBLV)
34,725 shares (cost $1,636,623)	2,173,809
Series X (Small Cap Growth Series) (SBLX)
4,464 shares (cost $86,250)	92,223
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)
2,690 shares (cost $27,354)	28,357
Health Sciences Portfolio - II (TRHS2)
1,049,749 shares (cost $19,295,051)	21,677,317
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
128,014 shares (cost $3,680,429)	3,633,026
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2,279,634 shares (cost $27,538,953)	30,775,053
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
1,104,093 shares (cost $33,288,071)	32,162,229
Variable Insurance Portfolios - Asset Strategy (WRASP)
15,975,049 shares (cost $146,771,293)	171,346,773
Variable Insurance Portfolios - Balanced (WRBP)
4,858,031 shares (cost $39,260,452)	45,526,552
Variable Insurance Portfolios - Bond (WRBDP)
15,719,420 shares (cost $84,838,504)	92,722,568
Variable Insurance Portfolios - Core Equity (WRCEP)
8,416,102 shares (cost $91,092,556)	104,198,079
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2,183,751 shares (cost $15,169,432)	15,820,620
Variable Insurance Portfolios - Energy (WRENG)
1,094,127 shares (cost $5,880,147)	6,448,897
Variable Insurance Portfolios - Global Bond (WRGBP)
528,923 shares (cost $2,666,035)	2,680,740
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
3,483,812 shares (cost $15,027,015)	17,557,366
Variable Insurance Portfolios - Growth (WRGP)
9,754,652 shares (cost $83,374,023)	103,655,862
Variable Insurance Portfolios - High Income (WRHIP)
21,659,530 shares (cost $69,211,299)	82,200,082
Variable Insurance Portfolios - International Growth (WRIP)
3,589,771 shares (cost $28,852,772)	30,383,463
Variable Insurance Portfolios - International Core Equity (WRI2P)
740,324 shares (cost $12,010,023)	11,896,335
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,041,028 shares (cost $5,307,056)	5,120,920
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
179,096 shares (cost $3,042,098)	3,784,016
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
1,668,862 shares (cost $11,807,413)	14,247,908
Variable Insurance Portfolios - Money Market (WRMMP)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

19,472,421 shares (cost $19,472,421)	19,472,421
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,012,774 shares (cost $5,826,096)	7,994,941
Variable Insurance Portfolios - Science and Technology (WRSTP)
3,552,807 shares (cost $56,270,803)	64,318,954
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
4,823,344 shares (cost $46,446,981)	46,285,289
Variable Insurance Portfolios - Small Cap Value (WRSCV)
374,584 shares (cost $4,849,276)	6,009,309
Variable Insurance Portfolios - Value (WRVP)
7,195,962 shares (cost $42,858,515)	42,968,527
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,210 shares (cost $178,634)	204,704
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
640,838 shares (cost $4,860,738)	5,049,803

Total Investments	$5,859,795,452

Accounts Receivable-NVIT International Equity Fund - Class III (GIG3)	35,274
Accounts Receivable-NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	23,927
Accounts Receivable-Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	9,259
Accounts Receivable-Investors Growth Stock Series - Service Class (MIGSC)	7,854
Accounts Receivable-Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	4,169
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	1,520

Other Accounts Payable	(30,875)
Accounts Payable-NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	(8,246)
Accounts Payable-Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)	(21,739)
Accounts Payable-VIP Overseas Portfolio - Service Class (FOS)	(40,826)
Accounts Payable-Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	(476,231)

$5,859,299,538

Contract Owners’ Equity:
Accumulation units	5,785,741,914
Contracts in payout (annuitization) period (note 1f)	73,557,624

Total Contract Owners’ Equity (note 5)	$5,859,299,538

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	ALVDAB	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS
Reinvested dividends	$96,248,456	13	4,271	7,819	548,212	6,034,291	332,064	378
Mortality and expense risk charges (note 2)	(69,351,107)	(76)	(6,635)	(9,120)	(434,288)	(3,291,796)	(429,191)	(1,201)

Net investment income (loss)	26,897,349	(63)	(2,364)	(1,301)	113,924	2,742,495	(97,127)	(823)
Realized gain (loss) on investments	90,053,516	3	(70,912)	3,755	288,184	8,904,080	1,921,539	3,880
Change in unrealized gain (loss) on investments	457,010,471	829	129,668	96,402	2,563,533	14,149,386	2,251,890	4,301

Net gain (loss) on investments	547,063,987	832	58,756	100,157	2,851,717	23,053,466	4,173,429	8,181

Reinvested capital gains	139,698,470	6	-	-	123,480	14,931,487	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$713,659,806	775	56,392	98,856	3,089,121	40,727,448	4,076,302	7,358

Investment Activity:	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS	JACAS
Reinvested dividends	$-	1,118	-	-	-	132,250	1,972	524,474
Mortality and expense risk charges (note 2)	(5)	(745)	(4,772)	(5)	(10,037)	(149,903)	(983)	(1,054,881)

Net investment income (loss)	(5)	373	(4,772)	(5)	(10,037)	(17,653)	989	(530,407)
Realized gain (loss) on investments	-	(862)	11,854	-	(13,470)	1,177,465	467	1,934,711
Change in unrealized gain (loss) on investments	52	9,507	74,275	97	(13,657)	1,033,698	1,884	17,109,956

Net gain (loss) on investments	52	8,645	86,129	97	(27,127)	2,211,163	2,351	19,044,667

Reinvested capital gains	3	-	-	-	426	-	5,432	-

Net increase (decrease) in contract owners’ equity resulting from operations	$50	9,018	81,357	92	(36,738)	2,193,510	8,772	18,514,260

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	JAGTS	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI
Reinvested dividends	$-	584,328	406	-	-	485,017	88,424	141,251
Mortality and expense risk charges (note 2)	(272,673)	(855,034)	(2,240)	(22,061)	(17,358)	(391,009)	(72,516)	(35,936)

Net investment income (loss)	(272,673)	(270,706)	(1,834)	(22,061)	(17,358)	94,008	15,908	105,315
Realized gain (loss) on investments	2,005,865	6,412,838	9,404	(9,036)	162,311	2,351,741	14,172	52,604
Change in unrealized gain (loss) on investments	677,474	(12,902,637)	9,141	192,773	(98,673)	1,824,215	808,442	83,248

Net gain (loss) on investments	2,683,339	(6,489,799)	18,545	183,737	63,638	4,175,956	822,614	135,852

Reinvested capital gains	-	10,488,863	8,944	-	99,267	257,856	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,410,666	3,728,358	25,655	161,676	145,547	4,527,820	838,522	241,167

Investment Activity:	MSVF2	MSEM	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$38,209	289,679	-	8,701	1,293,784	20,026	413,845	507,999
Mortality and expense risk charges (note 2)	(16,552)	(115,909)	(890)	(16,597)	(1,566,697)	(48,091)	(397,443)	(267,341)

Net investment income (loss)	21,657	173,770	(890)	(7,896)	(272,913)	(28,065)	16,402	240,658
Realized gain (loss) on investments	(6,202)	217,103	703	55,009	1,887,398	51,321	1,767	999,801
Change in unrealized gain (loss) on investments	44,498	1,170,017	(2,311)	83,867	10,220,768	184,235	4,223,258	(364,026)

Net gain (loss) on investments	38,296	1,387,120	(1,608)	138,876	12,108,166	235,556	4,225,025	635,775

Reinvested capital gains	-	-	5,476	-	5,506,389	105,809	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$59,953	1,560,890	2,978	130,980	17,341,642	313,300	4,241,427	876,433

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6
Reinvested dividends	$168,215	83,357	134,954	2,112,346	2,480,625	5,702	137,254	1,407
Mortality and expense risk charges (note 2)	(228,185)	(442,566)	(153,732)	(303,541)	(356,565)	(12,598)	(352,494)	(11,211)

Net investment income (loss)	(59,970)	(359,209)	(18,778)	1,808,805	2,124,060	(6,896)	(215,240)	(9,804)
Realized gain (loss) on investments	(244,972)	(802,970)	1,037,885	(478,210)	381,361	(84,247)	92,791	53,841
Change in unrealized gain (loss) on investments	4,053,810	6,884,479	850,436	2,052,332	1,386,952	263,682	4,536,231	38,384

Net gain (loss) on investments	3,808,838	6,081,509	1,888,321	1,574,122	1,768,313	179,435	4,629,022	92,225

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,748,868	5,722,300	1,869,543	3,382,927	3,892,373	172,539	4,413,782	82,421

Investment Activity:	GIG	GIG3	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$49,462	158,925	608	889,223	53,383	21,411	139,014	75,627
Mortality and expense risk charges (note 2)	(61,977)	(222,740)	(1,227)	(699,213)	(44,594)	(25,584)	(106,364)	(69,394)

Net investment income (loss)	(12,515)	(63,815)	(619)	190,010	8,789	(4,173)	32,650	6,233
Realized gain (loss) on investments	(41,790)	562,321	(3,325)	1,162,866	166,100	104,133	179,818	394,798
Change in unrealized gain (loss) on investments	831,862	2,161,661	16,734	3,576,195	209,208	143,967	518,711	191,385

Net gain (loss) on investments	790,072	2,723,982	13,409	4,739,061	375,308	248,100	698,529	586,183

Reinvested capital gains	-	-	-	4,496,098	-	89,121	117,386	84,438

Net increase (decrease) in contract owners’ equity resulting from operations	$777,557	2,660,167	12,790	9,425,169	384,097	333,048	848,565	676,854

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$151,523	270,787	89,777	138,754	281,776	25,028	135,158	1,434,344
Mortality and expense risk charges (note 2)	(112,608)	(231,530)	(100,721)	(100,070)	(101,349)	(17,485)	(73,878)	(1,104,960)

Net investment income (loss)	38,915	39,257	(10,944)	38,684	180,427	7,543	61,280	329,384
Realized gain (loss) on investments	62,643	789,237	232,437	127,228	302,473	22,256	126,803	2,604,752
Change in unrealized gain (loss) on investments	352,796	889,044	551,645	409,829	16,428	13,363	54,615	9,899,571

Net gain (loss) on investments	415,439	1,678,281	784,082	537,057	318,901	35,619	181,418	12,504,323

Reinvested capital gains	130,428	297,097	199,681	157,872	52,973	5,975	129,449	-

Net increase (decrease) in contract owners’ equity resulting from operations	$584,782	2,014,635	972,819	733,613	552,301	49,137	372,147	12,833,707

Investment Activity:	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$5,154	4,338,580	91,010	156,670	72,212	612,325	89,807	18,547
Mortality and expense risk charges (note 2)	(8,187)	(2,362,428)	(94,899)	(301,073)	(32,382)	(498,766)	(54,280)	(12,514)

Net investment income (loss)	(3,033)	1,976,152	(3,889)	(144,403)	39,830	113,559	35,527	6,033
Realized gain (loss) on investments	(26,088)	2,136,203	72,364	2,112,701	(440,621)	(4,973,056)	71,212	25,146
Change in unrealized gain (loss) on investments	81,658	(6,786,423)	(181,347)	1,493,152	1,000,600	10,310,917	222,600	69,595

Net gain (loss) on investments	55,570	(4,650,220)	(108,983)	3,605,853	559,979	5,337,861	293,812	94,741

Reinvested capital gains	-	6,481,589	162,690	-	-	-	51,866	12,712

Net increase (decrease) in contract owners’ equity resulting from operations	$52,537	3,807,521	49,818	3,461,450	599,809	5,451,420	381,205	113,486

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3
Reinvested dividends	$815,858	3,445,483	1,618,126	1,108,420	988,588	-	508	288,689
Mortality and expense risk charges (note 2)	(589,712)	(2,664,355)	(1,320,954)	(835,852)	(1,090,637)	(2,623,399)	(478)	(554,505)

Net investment income (loss)	226,146	781,128	297,172	272,568	(102,049)	(2,623,399)	30	(265,816)
Realized gain (loss) on investments	163,471	(2,282,610)	(2,707,646)	(172,528)	1,672,668	-	117	1,806,589
Change in unrealized gain (loss) on investments	816,295	21,435,832	14,726,916	4,103,118	6,565,448	-	5,294	5,322,966

Net gain (loss) on investments	979,766	19,153,222	12,019,270	3,930,590	8,238,116	-	5,411	7,129,555

Reinvested capital gains	646,625	-	-	276,192	6,418,782	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,852,537	19,934,350	12,316,442	4,479,350	14,554,849	(2,623,399)	5,441	6,863,739

Investment Activity:	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$3	36,948	711	109,895	1,090	105,144	34,352	-
Mortality and expense risk charges (note 2)	(26)	(108,586)	(7,031)	(279,127)	(10,092)	(89,377)	(53,850)	(956,816)

Net investment income (loss)	(23)	(71,638)	(6,320)	(169,232)	(9,002)	15,767	(19,498)	(956,816)
Realized gain (loss) on investments	(103)	(2,350,431)	(64,243)	723,827	38,399	(22,564)	131,244	5,719,988
Change in unrealized gain (loss) on investments	421	3,774,656	136,480	2,168,296	30,395	1,168,951	379,900	(1,331,738)

Net gain (loss) on investments	318	1,424,225	72,237	2,892,123	68,794	1,146,387	511,144	4,388,250

Reinvested capital gains	-	-	-	569,918	12,892	-	-	7,806,377

Net increase (decrease) in contract owners’ equity resulting from operations	$295	1,352,587	65,917	3,292,809	72,684	1,162,154	491,646	11,237,811

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$-	642,492	-	-	773,051	4,162	140,078	-
Mortality and expense risk charges (note 2)	(76,776)	(689,119)	(267,591)	(6,447)	(1,063,051)	(14,852)	(1,047,555)	(31,776)

Net investment income (loss)	(76,776)	(46,627)	(267,591)	(6,447)	(290,000)	(10,690)	(907,477)	(31,776)
Realized gain (loss) on investments	388,477	2,569,169	898,874	4,938	(2,415,600)	19,474	(5,816,670)	(81,912)
Change in unrealized gain (loss) on investments	(102,103)	159,150	2,131,203	41,495	19,379,035	132,737	19,453,972	324,374

Net gain (loss) on investments	286,374	2,728,319	3,030,077	46,433	16,963,435	152,211	13,637,302	242,462

Reinvested capital gains	547,237	5,672,390	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$756,835	8,354,082	2,762,486	39,986	16,673,435	141,521	12,729,825	210,686

Investment Activity:	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB
Reinvested dividends	$1,565,803	123,944	2,621,862	38,089	92,768	281,192	984,349	17,919
Mortality and expense risk charges (note 2)	(722,238)	(116,179)	(4,328,298)	(170,660)	(36,678)	(271,409)	(1,082,422)	(24,728)

Net investment income (loss)	843,565	7,765	(1,706,436)	(132,571)	56,090	9,783	(98,073)	(6,809)
Realized gain (loss) on investments	2,472,953	77,263	6,894,095	269,309	(96,155)	2,028,516	6,678,302	(62,940)
Change in unrealized gain (loss) on investments	3,209,477	160,584	57,222,440	1,320,959	564,600	1,686,887	(2,156,379)	255,934

Net gain (loss) on investments	5,682,430	237,847	64,116,535	1,590,268	468,445	3,715,403	4,521,923	192,994

Reinvested capital gains	-	-	-	-	58,833	-	8,596,787	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,525,995	245,612	62,410,099	1,457,697	583,368	3,725,186	13,020,637	186,185

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1
Reinvested dividends	$312	21,776	1,168,839	18,999	1,733,266	14,321	1,048	232,343
Mortality and expense risk charges (note 2)	(19,075)	(107,903)	(633,447)	(20,108)	(822,868)	(17,554)	(1,970)	(130,796)

Net investment income (loss)	(18,763)	(86,127)	535,392	(1,109)	910,398	(3,233)	(922)	101,547
Realized gain (loss) on investments	18,259	151,342	(216,697)	(52,504)	1,795,963	14,324	6,556	397,125
Change in unrealized gain (loss) on investments	149,484	874,154	6,857,406	181,032	(10,111)	265,670	15,255	489,954

Net gain (loss) on investments	167,743	1,025,496	6,640,709	128,528	1,785,852	279,994	21,811	887,079

Reinvested capital gains	-	240,873	-	-	1,625,515	-	-	648,586

Net increase (decrease) in contract owners’ equity resulting from operations	$148,980	1,180,242	7,176,101	127,419	4,321,765	276,761	20,889	1,637,212

Investment Activity:	ACVMV2	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV
Reinvested dividends	$8,145	-	39,522	109,294	2,474,909	40,674	-	2,230
Mortality and expense risk charges (note 2)	(7,430)	(1,263)	(23,200)	(278,832)	(750,371)	(24,075)	(399)	(659)

Net investment income (loss)	715	(1,263)	16,322	(169,538)	1,724,538	16,599	(399)	1,571
Realized gain (loss) on investments	(1,225)	69,989	24,153	1,924,971	414,890	(5,431)	2,316	(11,928)
Change in unrealized gain (loss) on investments	34,389	(17,278)	226,680	776,328	3,755,580	92,804	5,079	18,475

Net gain (loss) on investments	33,164	52,711	250,833	2,701,299	4,170,470	87,373	7,395	6,547

Reinvested capital gains	24,077	-	-	847,920	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$57,956	51,448	267,155	3,379,681	5,895,008	103,972	6,996	8,118

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		FCA2S	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS
Reinvested dividends	$	1,104	156,021	4,676,881	166,456	2,375	148,210	135,184	6,278,506
Mortality and expense risk charges (note 2)		(8,343)	(41,668)	(1,285,896)	(80,186)	(13,130)	(131,616)	(233,249)	(2,439,888)

Net investment income (loss)		(7,239)	114,353	3,390,985	86,270	(10,755)	16,594	(98,065)	3,838,618
Realized gain (loss) on investments		15,559	170,875	801,143	36,114	(3)	(212,329)	3,216,148	(8,047,487)
Change in unrealized gain (loss) on investments		3,694	(31,484)	4,929,705	187,425	179,512	1,838,899	(2,547,635)	22,821,298

Net gain (loss) on investments		19,253	139,391	5,730,848	223,539	179,509	1,626,570	668,513	14,773,811

Reinvested capital gains		25,080	-	-	-	-	-	-	13,681,559

Net increase (decrease) in contract owners’ equity resulting from operations	$	37,094	253,744	9,121,833	309,809	168,754	1,643,164	570,448	32,293,988

Investment Activity:		FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS
Reinvested dividends	$	133,685	175,219	1,015	191,296	2,419	131,925	5,701	2,998
Mortality and expense risk charges (note 2)		(90,055)	(119,987)	(1,188)	(103,218)	(2,624)	(72,901)	(4,885)	(9,796)

Net investment income (loss)		43,630	55,232	(173)	88,078	(205)	59,024	816	(6,798)
Realized gain (loss) on investments		(328,302)	707,535	1,108	396,337	(722)	275,876	18,397	57,271
Change in unrealized gain (loss) on investments		672,548	87,569	3,250	408,979	13,537	472,428	16,310	65,438

Net gain (loss) on investments		344,246	795,104	4,358	805,316	12,815	748,304	34,707	122,709

Reinvested capital gains		312,136	144,611	853	112,591	1,627	59,084	2,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	700,012	994,947	5,038	1,005,985	14,237	866,412	38,287	115,911

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS
Reinvested dividends	$747,213	7,771	2,512,357	3,648,410	1,326,310	176,067	22,871	263,824
Mortality and expense risk charges (note 2)	(1,754,952)	(43,469)	(503,982)	(655,549)	(704,256)	(411,817)	(112,411)	(158,945)

Net investment income (loss)	(1,007,739)	(35,698)	2,008,375	2,992,861	622,054	(235,750)	(89,540)	104,879
Realized gain (loss) on investments	10,496,309	158,906	(1,084,976)	(132,703)	1,596,311	1,779,111	(22,415)	158,806
Change in unrealized gain (loss) on investments	10,705,775	160,312	4,724,097	3,437,949	(1,032,107)	434,115	352,842	2,295,233

Net gain (loss) on investments	21,202,084	319,218	3,639,121	3,305,246	564,204	2,213,226	330,427	2,454,039

Reinvested capital gains	-	-	-	-	1,614,466	2,677,468	472,090	48,050

Net increase (decrease) in contract owners’ equity resulting from operations	$20,194,345	283,520	5,647,496	6,298,107	2,800,724	4,654,944	712,977	2,606,968

Investment Activity:	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2
Reinvested dividends	$46,139	438,910	57,658	3,386,695	11,278	102,610	153,309	740
Mortality and expense risk charges (note 2)	(50,488)	(279,801)	(129,392)	(626,854)	(10,260)	(149,306)	(121,471)	(318)

Net investment income (loss)	(4,349)	159,109	(71,734)	2,759,841	1,018	(46,696)	31,838	422
Realized gain (loss) on investments	(364,688)	(2,574,884)	997,729	(1,136,842)	17,915	154,816	49,068	(1,117)
Change in unrealized gain (loss) on investments	824,528	6,723,028	1,664,721	4,019,195	50,059	1,964,911	859,667	4,406

Net gain (loss) on investments	459,840	4,148,144	2,662,450	2,882,353	67,974	2,119,727	908,735	3,289

Reinvested capital gains	9,057	79,665	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$464,548	4,386,918	2,590,716	5,642,194	68,992	2,073,031	940,573	3,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	TIF3	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMFAS
Reinvested dividends	$228,256	3,327,008	118,052	616,729	476	-	234	-
Mortality and expense risk charges (note 2)	(88,493)	(601,040)	(44,650)	(254,405)	(3,251)	(4,943)	(897)	(16,465)

Net investment income (loss)	139,763	2,725,968	73,402	362,324	(2,775)	(4,943)	(663)	(16,465)
Realized gain (loss) on investments	47,854	1,512,368	94,371	(110,267)	10,098	27,660	363	(23,860)
Change in unrealized gain (loss) on investments	1,065,593	2,414,958	286,373	471,312	10,863	6,811	7,394	128,915

Net gain (loss) on investments	1,113,447	3,927,326	380,744	361,045	20,961	34,471	7,757	105,055

Reinvested capital gains	-	84,184	-	-	1,362	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,253,210	6,737,478	454,146	723,369	19,548	29,528	7,094	88,590

Investment Activity:	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVGI	OVGIS	OVSC
Reinvested dividends	$18,057	19,326	1,579,403	995,560	29,159	963,268	16,856	42,178
Mortality and expense risk charges (note 2)	(88,151)	(32,784)	(852,489)	(534,092)	(28,057)	(1,102,796)	(45,637)	(103,219)

Net investment income (loss)	(70,094)	(13,458)	726,914	461,468	1,102	(139,528)	(28,781)	(61,041)
Realized gain (loss) on investments	265,344	60,842	(927,247)	2,771,845	88,236	930,063	79,872	969,411
Change in unrealized gain (loss) on investments	564,121	312,674	13,444,656	5,125,843	179,636	13,529,484	302,423	650,811

Net gain (loss) on investments	829,465	373,516	12,517,409	7,897,688	267,872	14,459,547	382,295	1,620,222

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$759,371	360,058	13,244,323	8,359,156	268,974	14,320,019	353,514	1,559,181

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA
Reinvested dividends	$551	-	-	215,942	98,589	479,122	708,778	13,269
Mortality and expense risk charges (note 2)	(2,096)	(625,638)	(2,193)	(67,082)	(11,384)	(103,706)	(455,898)	(14,009)

Net investment income (loss)	(1,545)	(625,638)	(2,193)	148,860	87,205	375,416	252,880	(740)
Realized gain (loss) on investments	2,785	3,654,401	478	55,631	8,587	182,427	237,048	45,949
Change in unrealized gain (loss) on investments	23,429	4,987,237	19,170	152,317	30,322	(375,326)	1,236,380	(17,864)

Net gain (loss) on investments	26,214	8,641,638	19,648	207,948	38,909	(192,899)	1,473,428	28,085

Reinvested capital gains	-	-	-	41,583	-	178,796	-	63,221

Net increase (decrease) in contract owners’ equity resulting from operations	$24,669	8,016,000	17,455	398,391	126,114	361,313	1,726,308	90,566

Investment Activity:	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2	ACEG	AVBV2	AVGI
Reinvested dividends	$75,100	287,863	188	-	83,096	-	197	615
Mortality and expense risk charges (note 2)	(31,876)	(130,459)	(138)	(31,526)	(106,921)	(371)	(327)	(1,108)

Net investment income (loss)	43,224	157,404	50	(31,526)	(23,825)	(371)	(130)	(493)
Realized gain (loss) on investments	33,616	63,825	(596)	172,395	(68,905)	(247)	13,089	15,800
Change in unrealized gain (loss) on investments	102,417	305,182	2,275	(63,452)	1,012,573	(1,085)	(8,440)	(575)

Net gain (loss) on investments	136,033	369,007	1,679	108,943	943,668	(1,332)	4,649	15,225

Reinvested capital gains	54,683	321,568	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$233,940	847,979	1,729	77,417	919,843	(1,703)	4,519	14,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AVCE2	IVKEI1	IVHS	IVRE	VYDS	ROCMC	SBLD	SBLJ
Reinvested dividends	$5,154	4,451	-	1,951	31,761	-	-	-
Mortality and expense risk charges (note 2)	(11,827)	(2,571)	(1,386)	(3,787)	(38,537)	(9,341)	(2,534)	(1,517)

Net investment income (loss)	(6,673)	1,880	(1,386)	(1,836)	(6,776)	(9,341)	(2,534)	(1,517)
Realized gain (loss) on investments	38,898	(444)	4,797	10,079	(126,269)	46,324	(11,193)	10,170
Change in unrealized gain (loss) on investments	36,751	24,826	16,580	70,048	596,070	(322)	42,869	10,588

Net gain (loss) on investments	75,649	24,382	21,377	80,127	469,801	46,002	31,676	20,758

Reinvested capital gains	-	-	-	-	-	17,579	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$68,976	26,262	19,991	78,291	463,025	54,240	29,142	19,241

Investment Activity:	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(1,684)	(6,213)	(4,602)	(10,345)	(23,389)	(995)	(280)	(184,436)

Net investment income (loss)	(1,684)	(6,213)	(4,602)	(10,345)	(23,389)	(995)	(280)	(184,436)
Realized gain (loss) on investments	20,392	110,172	27,382	116,006	109,404	2,161	528	649,179
Change in unrealized gain (loss) on investments	(3,569)	(35,615)	30,416	46,582	225,073	7,170	1,214	2,526,162

Net gain (loss) on investments	16,823	74,557	57,798	162,588	334,477	9,331	1,742	3,175,341

Reinvested capital gains	-	-	-	-	-	-	-	396,572

Net increase (decrease) in contract owners’ equity resulting from operations	$15,139	68,344	53,196	152,243	311,088	8,336	1,462	3,387,477

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	VWHAS	VWEM	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV
Reinvested dividends	$31,924	-	222,951	2,058,537	709,096	2,934,415	636,016	189,519
Mortality and expense risk charges (note 2)	(21,202)	(248,215)	(311,601)	(2,017,830)	(527,991)	(1,060,148)	(1,201,463)	(193,059)

Net investment income (loss)	10,722	(248,215)	(88,650)	40,707	181,105	1,874,267	(565,447)	(3,540)
Realized gain (loss) on investments	132,987	(1,418,170)	(882,332)	1,921,224	2,227,263	1,513,484	6,797,849	56,369
Change in unrealized gain (loss) on investments	(47,403)	5,971,494	(1,527,949)	27,314,516	(226,844)	77,511	409,503	1,935,894

Net gain (loss) on investments	85,584	4,553,324	(2,410,281)	29,235,740	2,000,419	1,590,995	7,207,352	1,992,263

Reinvested capital gains	53,266	-	1,235,353	-	2,567,876	744,247	10,649,920	-

Net increase (decrease) in contract owners’ equity resulting from operations	$149,572	4,305,109	(1,263,578)	29,276,447	4,749,400	4,209,509	17,291,825	1,988,723

Investment Activity:	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP
Reinvested dividends	$-	71,741	-	68,582	4,735,218	603,437	304,731	152,851
Mortality and expense risk charges (note 2)	(88,877)	(22,871)	(239,143)	(1,238,020)	(839,235)	(342,199)	(142,134)	(41,524)

Net investment income (loss)	(88,877)	48,870	(239,143)	(1,169,438)	3,895,983	261,238	162,597	111,327
Realized gain (loss) on investments	(331,224)	1,084	(5,446,507)	7,024,466	689,914	1,518,761	(2,008,603)	5,311
Change in unrealized gain (loss) on investments	423,008	42,766	4,480,134	(1,631,017)	7,317,699	991,128	3,178,270	(169,691)

Net gain (loss) on investments	91,784	43,850	(966,373)	5,393,449	8,007,613	2,509,889	1,169,667	(164,380)

Reinvested capital gains	-	2,421	1,257,006	8,123,967	-	1,970,962	110,534	127,757

Net increase (decrease) in contract owners’ equity resulting from operations	$2,907	95,141	51,490	12,347,978	11,903,596	4,742,089	1,442,798	74,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	WRMIC	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$-	-	4,358	60,730	-	-	29,572	603,874
Mortality and expense risk charges (note 2)	(45,214)	(157,352)	(246,684)	(93,981)	(729,999)	(573,350)	(73,000)	(515,170)

Net investment income (loss)	(45,214)	(157,352)	(242,326)	(33,251)	(729,999)	(573,350)	(43,428)	88,704
Realized gain (loss) on investments	80,931	700,091	-	(354,533)	3,165,662	1,074,573	47,512	369,928
Change in unrealized gain (loss) on investments	38,839	(272,612)	-	1,651,739	8,054,879	712,618	603,667	3,195,112

Net gain (loss) on investments	119,770	427,479	-	1,297,206	11,220,541	1,787,191	651,179	3,565,040

Reinvested capital gains	330,117	1,358,391	-	-	4,612,332	1,191,119	432,601	3,707,698

Net increase (decrease) in contract owners’ equity resulting from operations	$404,673	1,628,518	(242,326)	1,263,955	15,102,874	2,404,960	1,040,352	7,361,442

Investment Activity:	SVOF	WFVSCG	JAGTS2	JAIGS2	AVCA	AVCA2	AVCD2	VWEMR
Reinvested dividends	$232	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(3,978)	(71,159)	(50,716)	(236,327)	(184)	(5,570)	(5,193)	(55,341)

Net investment income (loss)	(3,746)	(71,159)	(50,716)	(236,327)	(184)	(5,570)	(5,193)	(55,341)
Realized gain (loss) on investments	35,599	367,404	1,480,930	(4,957,678)	2,124	296,939	12,901	1,282,315
Change in unrealized gain (loss) on investments	984	(159,584)	720,539	12,289,824	4,827	(139,590)	152,643	1,198,502

Net gain (loss) on investments	36,583	207,820	2,201,469	7,332,146	6,951	157,349	165,544	2,480,817

Reinvested capital gains	85	288,716	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$32,922	425,377	2,150,753	7,095,819	6,767	151,779	160,351	2,425,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		VWHAR	OVHI3	OVHI	OVHIS	AMRS
Reinvested dividends	$	-	158,942	8,933	3,753	-
Mortality and expense risk charges (note 2)		(135,685)	(8,853)	(514)	(239)	(14)

Net investment income (loss)		(135,685)	150,089	8,419	3,514	(14)
Realized gain (loss) on investments		1,438,506	(118,307)	(141,750)	(61,910)	758
Change in unrealized gain (loss) on investments		(2,152,832)	77,686	139,798	60,885	(624)

Net gain (loss) on investments		(714,326)	(40,621)	(1,952)	(1,025)	134

Reinvested capital gains		2,537,636	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	1,687,625	109,468	6,467	2,489	120

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		ALVDAB		BBCMAG		BBGI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$26,897,349	31,250,863	(63)	-	(2,364)	(3,612)	(1,301)	(1,338)
Realized gain (loss) on investments	90,053,516	117,010,831	3	-	(70,912)	(110,960)	3,755	(362,420)
Change in unrealized gain (loss) on investments	457,010,471	(395,769,589)	829	-	129,668	67,258	96,402	317,845
Reinvested capital gains	139,698,470	34,433,189	6	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	713,659,806	(213,074,706)	775	-	56,392	(47,314)	98,856	(45,913)

Equity transactions:
Purchase payments received from contract owners (note 3)	108,133,487	139,626,678	13,000	-	7,902	7,898	15,659	76,049
Transfers between funds	-	-	9,663	-	31	(13,825)	(25,621)	(7,930)
Redemptions (note 3)	(1,017,052,775)	(1,399,520,879)	-	-	(146,820)	(160,902)	(109,318)	(523,013)
Annuity benefits	(5,212,983)	(5,861,123)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(166,309)	(179,324)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,062,216)	(1,628,046)	-	-	-	-	-	(172)
Adjustments to maintain reserves	(567,375)	(52,497)	1	-	(32)	(48)	(25)	(39)

Net equity transactions	(915,928,171)	(1,267,615,191)	22,664	-	(138,919)	(166,877)	(119,305)	(455,105)

Net change in contract owners’ equity	(202,268,365)	(1,480,689,897)	23,439	-	(82,527)	(214,191)	(20,449)	(501,018)
Contract owners’ equity beginning of period	6,061,567,903	7,542,257,800	-	-	517,872	732,063	779,932	1,280,950

Contract owners’ equity end of period	$5,859,299,538	6,061,567,903	23,439	-	435,345	517,872	759,483	779,932

CHANGES IN UNITS:
Beginning units	451,701,753	540,715,192	-	-	50,679	65,988	78,794	123,387
Units purchased	70,012,304	109,220,806	2,307	-	702	9,408	1,463	15,297
Units redeemed	(129,926,004)	(198,234,245)	-	-	(13,670)	(24,717)	(12,313)	(59,890)

Ending units	391,788,053	451,701,753	2,307	-	37,711	50,679	67,944	78,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MLVGA3		DSIF		DSRG		DSRGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$113,924	468,238	2,742,495	2,284,150	(97,127)	(69,948)	(823)	(965)
Realized gain (loss) on investments	288,184	420,723	8,904,080	15,166,022	1,921,539	1,991,785	3,880	1,889
Change in unrealized gain (loss) on investments	2,563,533	(3,689,282)	14,149,386	(16,619,845)	2,251,890	(1,856,998)	4,301	(2,688)
Reinvested capital gains	123,480	922,056	14,931,487	2,213,734	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,089,121	(1,878,265)	40,727,448	3,044,061	4,076,302	64,839	7,358	(1,764)

Equity transactions:
Purchase payments received from contract owners (note 3)	732,457	990,883	5,663,048	6,893,238	1,033,807	1,409,390	-	-
Transfers between funds	2,067,870	12,375,334	(8,538,985)	(13,172,185)	(1,668,548)	(417,481)	(463)	(5)
Redemptions (note 3)	(4,892,165)	(4,608,146)	(43,342,075)	(50,109,533)	(5,863,762)	(6,754,323)	(14,079)	(13,242)
Annuity benefits	(24,366)	(25,121)	(159,695)	(174,491)	(5,642)	(6,460)	-	-
Contract maintenance charges (note 2)	(343)	(206)	(8,145)	(8,615)	(2,897)	(3,139)	-	-
Contingent deferred sales charges (note 2)	(5,082)	(2,693)	(48,653)	(77,661)	(13,180)	(15,713)	-	-
Adjustments to maintain reserves	(388)	(313)	3,582	(284)	(8,323)	(2,182)	(14)	(18)

Net equity transactions	(2,122,017)	8,729,738	(46,430,923)	(56,649,531)	(6,528,545)	(5,789,908)	(14,556)	(13,265)

Net change in contract owners’ equity	967,104	6,851,473	(5,703,475)	(53,605,470)	(2,452,243)	(5,725,069)	(7,198)	(15,029)
Contract owners’ equity beginning of period	36,524,519	29,673,046	293,878,088	347,483,558	39,266,804	44,991,873	75,087	90,116

Contract owners’ equity end of period	$37,491,623	36,524,519	288,174,613	293,878,088	36,814,561	39,266,804	67,889	75,087

CHANGES IN UNITS:
Beginning units	2,904,957	2,250,841	21,028,413	25,036,633	3,319,842	3,796,404	7,281	8,596
Units purchased	545,899	1,369,065	783,272	2,153,616	130,687	249,536	1,204	3
Units redeemed	(707,136)	(714,949)	(3,794,657)	(6,161,836)	(641,319)	(726,098)	(2,559)	(1,318)

Ending units	2,743,720	2,904,957	18,017,028	21,028,413	2,809,210	3,319,842	5,926	7,281

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVGMNS		HVIE		HVSIT		IVMCC2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(5)	-	373	28	(4,772)	(6,076)	(5)	-
Realized gain (loss) on investments	-	-	(862)	(2,907)	11,854	(61,769)	-	-
Change in unrealized gain (loss) on investments	52	-	9,507	(7,007)	74,275	(20,383)	97	-
Reinvested capital gains	3	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50	-	9,018	(9,886)	81,357	(88,228)	92	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,931	-	366	-	4,760	48,555	-	-
Transfers between funds	188	-	22,888	95,349	264,384	510,711	12,272	-
Redemptions (note 3)	-	-	(4,704)	(23,771)	(79,550)	(96,248)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(11)	-	-	-
Adjustments to maintain reserves	(2)	-	(9)	(10)	(38)	(53)	(4)	-

Net equity transactions	2,117	-	18,541	71,568	189,545	462,965	12,268	-

Net change in contract owners’ equity	2,167	-	27,559	61,682	270,902	374,737	12,360	-
Contract owners’ equity beginning of period	-	-	66,604	4,922	390,053	15,316	-	-

Contract owners’ equity end of period	$2,167	-	94,163	66,604	660,955	390,053	12,360	-

CHANGES IN UNITS:
Beginning units	-	-	7,372	477	35,238	1,356	-	-
Units purchased	212	-	2,819	23,029	36,857	120,204	1,240	-
Units redeemed	-	-	(950)	(16,134)	(22,843)	(86,322)	-	-

Ending units	212	-	9,241	7,372	49,252	35,238	1,240	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG2		JPMMV1		JABS		JACAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,037)	-	(17,653)	19,294	989	1,085	(530,407)	(908,766)
Realized gain (loss) on investments	(13,470)	-	1,177,465	1,065,140	467	168	1,934,711	9,916,193
Change in unrealized gain (loss) on investments	(13,657)	-	1,033,698	(972,511)	1,884	(7,916)	17,109,956	(16,882,728)
Reinvested capital gains	426	-	-	-	5,432	5,438	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,738)	-	2,193,510	111,923	8,772	(1,225)	18,514,260	(7,875,301)

Equity transactions:
Purchase payments received from contract owners (note 3)	210,399	-	219,322	81,390	-	-	1,405,076	1,535,318
Transfers between funds	1,210,526	-	3,696,408	(27,496)	-	(32,415)	(1,219,027)	(10,972,314)
Redemptions (note 3)	(154,752)	-	(1,642,326)	(1,420,579)	(5,042)	(4,593)	(13,982,016)	(18,309,626)
Annuity benefits	(4,358)	-	(2,916)	(2,726)	(433)	(422)	(40,995)	(41,669)
Contract maintenance charges (note 2)	(26)	-	(363)	(360)	-	-	(2,285)	(2,470)
Contingent deferred sales charges (note 2)	(412)	-	(2,236)	(2,143)	-	-	(13,067)	(25,450)
Adjustments to maintain reserves	137	-	(300)	(2,167)	1	(1)	(968)	(113)

Net equity transactions	1,261,514	-	2,267,589	(1,374,081)	(5,474)	(37,431)	(13,853,282)	(27,816,324)

Net change in contract owners’ equity	1,224,776	-	4,461,099	(1,262,158)	3,298	(38,656)	4,660,978	(35,691,625)
Contract owners’ equity beginning of period	-	-	10,647,255	11,909,413	74,580	113,236	86,173,722	121,865,347

Contract owners’ equity end of period	$1,224,776	-	15,108,354	10,647,255	77,878	74,580	90,834,700	86,173,722

CHANGES IN UNITS:
Beginning units	-	-	724,335	817,428	4,875	7,409	9,423,318	12,264,933
Units purchased	134,902	-	369,101	133,401	30	40	878,314	1,485,850
Units redeemed	(18,802)	-	(227,739)	(226,494)	(358)	(2,574)	(2,184,586)	(4,327,465)

Ending units	116,100	-	865,697	724,335	4,547	4,875	8,117,046	9,423,318

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS		JAIGS		MIGSC		MMCGSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(272,673)	(189,353)	(270,706)	(454,714)	(1,834)	(1,838)	(22,061)	(27,815)
Realized gain (loss) on investments	2,005,865	1,034,165	6,412,838	7,047,640	9,404	3,931	(9,036)	19,937
Change in unrealized gain (loss) on investments	677,474	(2,494,664)	(12,902,637)	(31,027,463)	9,141	(3,469)	192,773	(96,890)
Reinvested capital gains	-	-	10,488,863	631,886	8,944	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,410,666	(1,649,852)	3,728,358	(23,802,651)	25,655	(1,376)	161,676	(104,768)

Equity transactions:
Purchase payments received from contract owners (note 3)	391,435	130,856	1,239,112	654,766	-	-	16,041	8,065
Transfers between funds	14,231,712	(536,299)	54,549,085	(2,233,720)	-	-	(56,706)	(126,732)
Redemptions (note 3)	(3,786,158)	(2,667,322)	(11,090,134)	(10,790,044)	(16,207)	(9,362)	(206,510)	(265,496)
Annuity benefits	(3,604)	(2,561)	(23,520)	(15,195)	(6,576)	(6,952)	-	-
Contract maintenance charges (note 2)	(732)	(610)	(1,897)	(1,300)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,750)	(1,530)	(11,263)	(9,600)	-	(23)	(15)	(446)
Adjustments to maintain reserves	119	(4,970)	(11,542)	(972)	(741)	(8)	(39)	(45)

Net equity transactions	10,830,022	(3,082,436)	44,649,841	(12,396,065)	(23,524)	(16,345)	(247,229)	(384,654)

Net change in contract owners’ equity	13,240,688	(4,732,288)	48,378,199	(36,198,716)	2,131	(17,721)	(85,553)	(489,422)
Contract owners’ equity beginning of period	15,088,542	19,820,830	44,525,428	80,724,144	170,920	188,641	1,214,048	1,703,470

Contract owners’ equity end of period	$28,329,230	15,088,542	92,903,627	44,525,428	173,051	170,920	1,128,495	1,214,048

CHANGES IN UNITS:
Beginning units	3,262,667	3,870,859	3,758,384	4,560,947	13,950	15,259	135,789	175,231
Units purchased	3,155,780	34,493	4,834,183	41,566	72	70	2,347	1,523
Units redeemed	(1,198,726)	(642,685)	(1,568,179)	(844,129)	(1,763)	(1,379)	(27,597)	(40,965)

Ending units	5,219,721	3,262,667	7,024,388	3,758,384	12,259	13,950	110,539	135,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MNDSC		MVFSC		MVIVSC		MSVFI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(17,358)	(19,699)	94,008	34,600	15,908	(4,403)	105,315	63,136
Realized gain (loss) on investments	162,311	74,101	2,351,741	(1,003,520)	14,172	79,348	52,604	639
Change in unrealized gain (loss) on investments	(98,673)	(265,583)	1,824,215	101,100	808,442	(148,204)	83,248	14,771
Reinvested capital gains	99,267	117,072	257,856	141,999	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	145,547	(94,109)	4,527,820	(725,821)	838,522	(73,259)	241,167	78,546

Equity transactions:
Purchase payments received from contract owners (note 3)	27,673	7,881	486,251	937,264	279,456	118,974	12,818	9,942
Transfers between funds	723,850	(42,359)	801,170	2,174,166	2,237,218	4,644,814	(345,348)	68,377
Redemptions (note 3)	(266,425)	(362,040)	(4,833,223)	(6,523,466)	(977,479)	(561,059)	(489,834)	(665,475)
Annuity benefits	-	-	(29,156)	(34,695)	-	-	-	-
Contract maintenance charges (note 2)	(1)	-	(907)	(954)	(40)	(23)	(70)	(65)
Contingent deferred sales charges (note 2)	(45)	(173)	(5,368)	(6,014)	(1,105)	(350)	(692)	(1,109)
Adjustments to maintain reserves	(78)	(73)	(354)	(416)	(196)	(9,716)	(89)	(200)

Net equity transactions	484,974	(396,764)	(3,581,587)	(3,454,115)	1,537,854	4,192,640	(823,215)	(588,530)

Net change in contract owners’ equity	630,521	(490,873)	946,233	(4,179,936)	2,376,376	4,119,381	(582,048)	(509,984)
Contract owners’ equity beginning of period	750,462	1,241,335	32,090,621	36,270,557	5,136,625	1,017,244	3,167,075	3,677,059

Contract owners’ equity end of period	$1,380,983	750,462	33,036,854	32,090,621	7,513,001	5,136,625	2,585,027	3,167,075

CHANGES IN UNITS:
Beginning units	58,141	84,336	2,989,414	3,299,060	491,546	94,481	274,506	332,360
Units purchased	109,437	3,647	487,491	1,511,838	341,155	538,896	63,893	6,051,638
Units redeemed	(64,824)	(29,842)	(776,809)	(1,821,484)	(205,303)	(141,831)	(130,979)	(6,109,492)

Ending units	102,754	58,141	2,700,096	2,989,414	627,398	491,546	207,420	274,506

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVF2		MSEM		MSVMG		MSVRE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$21,657	13,974	173,770	260,206	(890)	(864)	(7,896)	(7,886)
Realized gain (loss) on investments	(6,202)	(8,368)	217,103	14,723	703	8,976	55,009	87,782
Change in unrealized gain (loss) on investments	44,498	24,552	1,170,017	221,337	(2,311)	(10,584)	83,867	(40,768)
Reinvested capital gains	-	-	-	119,265	5,476	21	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,953	30,158	1,560,890	615,531	2,978	(2,451)	130,980	39,128

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	74,146	113,611	-	(14)	11,234	21,125
Transfers between funds	(7,072)	(8,638)	(175,608)	(497,998)	(93)	(18,232)	(27,635)	(73,057)
Redemptions (note 3)	(46,353)	(43,548)	(1,587,818)	(1,867,264)	(691)	(758)	(53,945)	(131,801)
Annuity benefits	(9,949)	(10,914)	(9,095)	(8,982)	(503)	(549)	(6,695)	(14,306)
Contract maintenance charges (note 2)	-	-	(237)	(257)	(5)	(5)	(131)	(111)
Contingent deferred sales charges (note 2)	-	(206)	(2,069)	(1,597)	-	26	-	22
Adjustments to maintain reserves	(4)	(25)	(596)	(170)	346	3,713	121	(890)

Net equity transactions	(63,378)	(63,331)	(1,701,277)	(2,262,657)	(946)	(15,819)	(77,051)	(199,018)

Net change in contract owners’ equity	(3,425)	(33,173)	(140,387)	(1,647,126)	2,032	(18,270)	53,929	(159,890)
Contract owners’ equity beginning of period	854,842	888,015	10,093,191	11,740,317	48,749	67,019	956,910	1,116,800

Contract owners’ equity end of period	$851,417	854,842	9,952,804	10,093,191	50,781	48,749	1,010,839	956,910

CHANGES IN UNITS:
Beginning units	62,432	66,721	306,681	377,508	4,859	6,496	29,336	35,233
Units purchased	-	24	4,126	8,284	1	-	724	1,058
Units redeemed	(2,711)	(4,313)	(51,689)	(79,111)	(77)	(1,637)	(2,353)	(6,955)

Ending units	59,721	62,432	259,118	306,681	4,783	4,859	27,707	29,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(272,913)	678,365	(28,065)	(12,878)	16,402	62,117	240,658	299,904
Realized gain (loss) on investments	1,887,398	795,050	51,321	20,877	1,767	(1,021,572)	999,801	1,118,235
Change in unrealized gain (loss) on investments	10,220,768	(2,450,456)	184,235	(49,907)	4,223,258	870,779	(364,026)	(315,415)
Reinvested capital gains	5,506,389	367,865	105,809	7,432	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,341,642	(609,176)	313,300	(34,476)	4,241,427	(88,676)	876,433	1,102,724

Equity transactions:
Purchase payments received from contract owners (note 3)	1,858,885	1,741,240	21,489	47,704	1,037,978	899,028	150,758	492,021
Transfers between funds	(7,537,639)	(10,420,021)	(11,838)	13,079	3,517,894	212,010	(196,154)	(1,597,826)
Redemptions (note 3)	(19,618,236)	(27,756,826)	(634,833)	(814,283)	(4,464,716)	(5,460,977)	(3,427,400)	(4,550,652)
Annuity benefits	(102,497)	(109,615)	-	-	(79,556)	(78,376)	(32,413)	(38,240)
Contract maintenance charges (note 2)	(3,841)	(3,892)	-	-	(1,152)	(1,181)	(327)	(357)
Contingent deferred sales charges (note 2)	(21,120)	(33,170)	(258)	(278)	(6,392)	(4,588)	(2,777)	(5,951)
Adjustments to maintain reserves	33,765	(7,110)	(95)	(88)	(275)	(279)	(261)	(394)

Net equity transactions	(25,390,683)	(36,589,394)	(625,535)	(753,866)	3,781	(4,434,363)	(3,508,574)	(5,701,399)

Net change in contract owners’ equity	(8,049,041)	(37,198,570)	(312,235)	(788,342)	4,245,208	(4,523,039)	(2,632,141)	(4,598,675)
Contract owners’ equity beginning of period	138,966,051	176,164,621	2,747,398	3,535,740	30,056,258	34,579,297	24,297,920	28,896,595

Contract owners’ equity end of period	$130,917,010	138,966,051	2,435,163	2,747,398	34,301,466	30,056,258	21,665,779	24,297,920

CHANGES IN UNITS:
Beginning units	9,880,961	12,471,315	202,068	256,614	2,662,323	3,070,605	2,054,466	2,540,834
Units purchased	217,651	417,291	8,559	15,544	510,388	355,791	262,822	305,302
Units redeemed	(1,894,335)	(3,007,645)	(51,036)	(70,090)	(491,615)	(764,073)	(549,269)	(791,670)

Ending units	8,204,277	9,880,961	159,591	202,068	2,681,096	2,662,323	1,768,019	2,054,466

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(59,970)	(36,244)	(359,209)	(367,315)	(18,778)	(22,976)	1,808,805	2,162,802
Realized gain (loss) on investments	(244,972)	(1,358,248)	(802,970)	(2,759,266)	1,037,885	(99,068)	(478,210)	(1,216,411)
Change in unrealized gain (loss) on investments	4,053,810	(853,577)	6,884,479	786,049	850,436	(295,421)	2,052,332	(68,509)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,748,868	(2,248,069)	5,722,300	(2,340,532)	1,869,543	(417,465)	3,382,927	877,882

Equity transactions:
Purchase payments received from contract owners (note 3)	404,971	469,596	731,595	1,092,732	776,099	413,304	38,665	93,630
Transfers between funds	330,528	(1,846,844)	(520,388)	3,340,934	353,646	779,271	(429,725)	(1,688,262)
Redemptions (note 3)	(3,101,095)	(4,073,859)	(5,476,498)	(7,427,009)	(2,190,180)	(1,689,973)	(3,857,387)	(5,744,265)
Annuity benefits	(17,153)	(18,432)	(51,204)	(57,003)	(43,302)	(53,076)	(15,599)	(15,327)
Contract maintenance charges (note 2)	(696)	(778)	(1,318)	(1,421)	(319)	(362)	(348)	(391)
Contingent deferred sales charges (note 2)	(3,576)	(6,800)	(8,077)	(10,122)	(2,511)	(2,564)	(1,403)	(4,297)
Adjustments to maintain reserves	(332)	(264)	2,941	(711)	(174)	(258)	(125)	(530)

Net equity transactions	(2,387,353)	(5,477,381)	(5,322,949)	(3,062,600)	(1,106,741)	(553,658)	(4,265,922)	(7,359,442)

Net change in contract owners’ equity	1,361,515	(7,725,450)	399,351	(5,403,132)	762,802	(971,123)	(882,995)	(6,481,560)
Contract owners’ equity beginning of period	19,390,934	27,116,384	37,132,308	42,535,440	12,306,612	13,277,735	27,242,599	33,724,159

Contract owners’ equity end of period	$20,752,449	19,390,934	37,531,659	37,132,308	13,069,414	12,306,612	26,359,604	27,242,599

CHANGES IN UNITS:
Beginning units	1,877,500	2,352,559	3,807,910	4,103,841	1,374,546	1,421,023	1,499,037	1,905,594
Units purchased	338,517	279,143	354,624	1,019,681	276,713	355,549	4,443	9,777
Units redeemed	(556,132)	(754,202)	(841,014)	(1,315,612)	(383,664)	(402,026)	(222,072)	(416,334)

Ending units	1,659,885	1,877,500	3,321,520	3,807,910	1,267,595	1,374,546	1,281,408	1,499,037

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	HIBF3		GEM		GEM3		GEM6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,124,060	2,310,840	(6,896)	(7,355)	(215,240)	(201,676)	(9,804)	(11,140)
Realized gain (loss) on investments	381,361	(68,101)	(84,247)	(182,450)	92,791	(5,901,629)	53,841	24,333
Change in unrealized gain (loss) on investments	1,386,952	(1,254,835)	263,682	(194,714)	4,536,231	(4,952,430)	38,384	(213,925)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,892,373	987,904	172,539	(384,519)	4,413,782	(11,055,735)	82,421	(200,732)

Equity transactions:
Purchase payments received from contract owners (note 3)	706,301	602,339	20,744	50,858	422,879	946,015	-	9,356
Transfers between funds	(169,402)	(284,755)	(38,955)	(162,184)	(4,321,654)	(6,710,212)	6,260	(39,380)
Redemptions (note 3)	(5,105,140)	(6,705,989)	(138,796)	(311,832)	(3,898,266)	(7,895,652)	(127,550)	(174,993)
Annuity benefits	(23,880)	(25,843)	(2,763)	(3,169)	(23,189)	(32,299)	-	-
Contract maintenance charges (note 2)	(326)	(331)	(35)	(63)	(1,992)	(2,386)	-	-
Contingent deferred sales charges (note 2)	(4,033)	(6,260)	(122)	(940)	(6,701)	(16,737)	(51)	(28)
Adjustments to maintain reserves	(519)	(495)	(50)	(62)	(1,756)	(40)	(28)	(29)

Net equity transactions	(4,596,999)	(6,421,334)	(159,977)	(427,392)	(7,830,679)	(13,711,311)	(121,369)	(205,074)

Net change in contract owners’ equity	(704,626)	(5,433,430)	12,562	(811,911)	(3,416,897)	(24,767,046)	(38,948)	(405,806)
Contract owners’ equity beginning of period	31,867,022	37,300,452	1,136,549	1,948,460	32,338,751	57,105,797	588,811	994,617

Contract owners’ equity end of period	$31,162,396	31,867,022	1,149,111	1,136,549	28,921,854	32,338,751	549,863	588,811

CHANGES IN UNITS:
Beginning units	2,286,315	2,742,198	53,088	70,785	1,447,881	1,961,773	35,349	45,329
Units purchased	684,472	1,007,577	1,282	2,457	199,768	230,287	4,703	3,215
Units redeemed	(1,001,256)	(1,463,460)	(8,461)	(20,154)	(530,492)	(744,179)	(11,282)	(13,195)

Ending units	1,969,531	2,286,315	45,909	53,088	1,117,157	1,447,881	28,770	35,349

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GIG		GIG3		NVIE6		NVNMO1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(12,515)	24,730	(63,815)	36,685	(619)	(12)	190,010	(426,679)
Realized gain (loss) on investments	(41,790)	33,704	562,321	(1,495,831)	(3,325)	(4,019)	1,162,866	2,396,508
Change in unrealized gain (loss) on investments	831,862	(770,978)	2,161,661	(1,154,206)	16,734	(6,873)	3,576,195	(12,503,510)
Reinvested capital gains	-	-	-	-	-	-	4,496,098	612,655

Net increase (decrease) in contract owners’ equity resulting from operations	777,557	(712,544)	2,660,167	(2,613,352)	12,790	(10,904)	9,425,169	(9,921,026)

Equity transactions:
Purchase payments received from contract owners (note 3)	71,657	39,314	198,658	560,911	-	-	750,782	843,458
Transfers between funds	168,497	5,983,328	(1,217,443)	2,315,266	12,315	54,592	(4,887,700)	(3,073,960)
Redemptions (note 3)	(791,951)	(434,399)	(3,334,179)	(4,384,665)	(10,245)	(7,520)	(9,005,640)	(12,857,497)
Annuity benefits	(2,864)	(1,553)	(403)	(104)	(2,202)	(2,059)	(12,994)	(14,483)
Contract maintenance charges (note 2)	(114)	(73)	(576)	(584)	-	-	(1,250)	(1,543)
Contingent deferred sales charges (note 2)	(439)	(174)	(4,516)	(5,057)	-	-	(6,693)	(12,659)
Adjustments to maintain reserves	2,670	34,619	33,436	(8,071)	1	(3)	(21,970)	(415)

Net equity transactions	(552,544)	5,621,062	(4,325,023)	(1,522,304)	(131)	45,010	(13,185,465)	(15,117,099)

Net change in contract owners’ equity	225,013	4,908,518	(1,664,856)	(4,135,656)	12,659	34,106	(3,760,296)	(25,038,125)
Contract owners’ equity beginning of period	5,674,954	766,436	20,808,224	24,943,880	89,837	55,731	66,185,664	91,223,789

Contract owners’ equity end of period	$5,899,967	5,674,954	19,143,368	20,808,224	102,496	89,837	62,425,368	66,185,664

CHANGES IN UNITS:
Beginning units	523,208	62,717	1,215,140	1,299,368	12,973	7,153	8,487,495	10,221,217
Units purchased	36,568	512,881	45,440	320,310	1,860	7,163	266,031	589,091
Units redeemed	(83,800)	(52,390)	(285,003)	(404,538)	(1,825)	(1,343)	(1,835,322)	(2,322,813)

Ending units	475,976	523,208	975,577	1,215,140	13,008	12,973	6,918,204	8,487,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR1		NVCRA2		NVCRB2		NVCCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,789	(13,819)	(4,173)	25,015	32,650	121,153	6,233	68,331
Realized gain (loss) on investments	166,100	645,266	104,133	113,735	179,818	679,973	394,798	112,306
Change in unrealized gain (loss) on investments	209,208	(882,687)	143,967	(401,718)	518,711	(1,082,853)	191,385	(501,521)
Reinvested capital gains	-	-	89,121	40,893	117,386	60,931	84,438	34,750

Net increase (decrease) in contract owners’ equity resulting from operations	384,097	(251,240)	333,048	(222,075)	848,565	(220,796)	676,854	(286,134)

Equity transactions:
Purchase payments received from contract owners (note 3)	73,355	124,711	85,111	165,050	263,528	249,811	82,301	466,686
Transfers between funds	898,702	1,213,521	(374,742)	263,006	1,683,974	336,108	337,615	503,122
Redemptions (note 3)	(459,244)	(628,009)	(412,613)	(252,561)	(1,393,331)	(2,199,408)	(743,070)	(1,112,453)
Annuity benefits	(611)	(628)	-	-	(4,550)	(5,700)	(1,006)	(1,019)
Contract maintenance charges (note 2)	(512)	(582)	(756)	(595)	(263)	21	(426)	(495)
Contingent deferred sales charges (note 2)	(2,376)	(2,141)	(1,928)	(1,609)	(1,721)	(3,564)	(3,091)	(1,660)
Adjustments to maintain reserves	(145)	(122)	(58)	(46)	(159)	(60)	(98)	(72)

Net equity transactions	509,169	706,750	(704,986)	173,245	547,478	(1,622,792)	(327,775)	(145,891)

Net change in contract owners’ equity	893,266	455,510	(371,938)	(48,830)	1,396,043	(1,843,588)	349,079	(432,025)
Contract owners’ equity beginning of period	3,596,599	3,141,089	2,625,176	2,674,006	8,467,322	10,310,910	5,602,794	6,034,819

Contract owners’ equity end of period	$4,489,865	3,596,599	2,253,238	2,625,176	9,863,365	8,467,322	5,951,873	5,602,794

CHANGES IN UNITS:
Beginning units	381,863	318,693	306,028	289,171	806,397	962,233	581,248	580,022
Units purchased	161,394	289,015	13,090	87,914	256,676	360,980	97,012	141,247
Units redeemed	(110,872)	(225,845)	(90,424)	(71,057)	(202,334)	(516,816)	(128,062)	(140,021)

Ending units	432,385	381,863	228,694	306,028	860,739	806,397	550,198	581,248

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVCCN2		NVCMD2		NVCMA2		NVCMC2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	38,915	118,383	39,257	238,781	(10,944)	93,143	38,684	123,682
Realized gain (loss) on investments		62,643	289,345	789,237	1,688,917	232,437	498,370	127,228	179,438
Change in unrealized gain (loss) on investments		352,796	(424,227)	889,044	(2,782,112)	551,645	(1,197,270)	409,829	(493,829)
Reinvested capital gains		130,428	53,609	297,097	125,171	199,681	78,069	157,872	52,671

Net increase (decrease) in contract owners’ equity resulting from operations		584,782	37,110	2,014,635	(729,243)	972,819	(527,688)	733,613	(138,038)

Equity transactions:
Purchase payments received from contract owners (note 3)		221,564	177,145	453,393	843,269	472,320	440,375	381,831	409,521
Transfers between funds		(259,890)	1,741,381	388,653	1,447,362	(112,416)	743,852	86,397	941,343
Redemptions (note 3)		(2,184,751)	(1,152,381)	(2,123,338)	(3,149,311)	(1,215,069)	(1,034,974)	(1,100,818)	(1,062,366)
Annuity benefits		(32,053)	(30,989)	(55,361)	(60,418)	(76,791)	(78,103)	(3,733)	(5,413)
Contract maintenance charges (note 2)		(294)	(221)	(1,341)	(1,214)	(1,008)	(779)	(338)	(248)
Contingent deferred sales charges (note 2)		(3,437)	(1,104)	(3,824)	(3,443)	(1,522)	(3,190)	(1,307)	(290)
Adjustments to maintain reserves		6,120	5,159	(235)	(25,885)	(69)	(337)	(137)	(120)

Net equity transactions		(2,252,741)	738,990	(1,342,053)	(949,640)	(934,555)	66,844	(638,105)	282,427

Net change in contract owners’ equity		(1,667,959)	776,100	672,582	(1,678,883)	38,264	(460,844)	95,508	144,389
Contract owners’ equity beginning of period		10,069,911	9,293,811	18,943,684	20,622,567	7,756,430	8,217,274	8,622,963	8,478,574

Contract owners’ equity end of period	$	8,401,952	10,069,911	19,616,266	18,943,684	7,794,694	7,756,430	8,718,471	8,622,963

CHANGES IN UNITS:
Beginning units		876,996	807,699	1,828,979	1,912,124	715,736	703,800	824,921	798,523
Units purchased		289,652	768,647	502,464	612,929	109,088	282,342	93,616	221,089
Units redeemed		(482,528)	(699,350)	(626,482)	(696,074)	(196,941)	(270,406)	(146,952)	(194,691)

Ending units		684,120	876,996	1,704,961	1,828,979	627,883	715,736	771,585	824,921

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCBD1		NVCBD2		NVLCP2		TRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$180,427	171,281	7,543	8,066	61,280	64,110	329,384	98,786
Realized gain (loss) on investments	302,473	100,750	22,256	9,397	126,803	34,723	2,604,752	(1,793,123)
Change in unrealized gain (loss) on investments	16,428	147,169	13,363	16,006	54,615	127,769	9,899,571	1,400,569
Reinvested capital gains	52,973	-	5,975	-	129,449	5,090	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	552,301	419,200	49,137	33,469	372,147	231,692	12,833,707	(293,768)

Equity transactions:
Purchase payments received from contract owners (note 3)	308,145	131,548	6,265	2,004	153,481	75,389	1,172,108	1,687,815
Transfers between funds	859,819	1,777,925	94,251	125,137	1,154,613	3,518,902	(2,474,688)	(4,051,845)
Redemptions (note 3)	(1,700,762)	(1,315,913)	(140,863)	(45,147)	(1,258,156)	(1,586,209)	(15,110,064)	(17,967,587)
Annuity benefits	(13,491)	(16,280)	-	-	(10,165)	(8,446)	(89,070)	(109,291)
Contract maintenance charges (note 2)	(335)	(331)	-	-	(84)	(61)	(6,758)	(7,520)
Contingent deferred sales charges (note 2)	(2,601)	(2,094)	(308)	(205)	(883)	(874)	(15,190)	(21,995)
Adjustments to maintain reserves	(234)	(172)	(21)	(9)	(150)	(121)	(1,348)	(1,587)

Net equity transactions	(549,459)	574,683	(40,676)	81,780	38,656	1,998,580	(16,525,010)	(20,472,010)

Net change in contract owners’ equity	2,842	993,883	8,461	115,249	410,803	2,230,272	(3,691,303)	(20,765,778)
Contract owners’ equity beginning of period	9,225,509	8,231,626	904,698	789,449	6,019,189	3,788,917	104,613,547	125,379,325

Contract owners’ equity end of period	$9,228,351	9,225,509	913,159	904,698	6,429,992	6,019,189	100,922,244	104,613,547

CHANGES IN UNITS:
Beginning units	766,295	722,330	79,379	72,196	463,061	307,535	8,372,529	9,987,008
Units purchased	503,431	380,521	11,410	14,839	201,501	435,178	154,058	217,952
Units redeemed	(549,613)	(336,556)	(14,767)	(7,656)	(196,449)	(279,652)	(1,380,386)	(1,832,431)

Ending units	720,113	766,295	76,022	79,379	468,113	463,061	7,146,201	8,372,529

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TRF2		GBF		GBF2		CAF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,033)	(5,111)	1,976,152	4,173,929	(3,889)	50,858	(144,403)	(141,493)
Realized gain (loss) on investments	(26,088)	(50,795)	2,136,203	352,878	72,364	50,663	2,112,701	2,718,191
Change in unrealized gain (loss) on investments	81,658	50,543	(6,786,423)	8,528,350	(181,347)	201,824	1,493,152	(3,102,540)
Reinvested capital gains	-	-	6,481,589	693,023	162,690	18,621	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,537	(5,363)	3,807,521	13,748,180	49,818	321,966	3,461,450	(525,842)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,009	-	3,213,595	2,591,277	8,474	33,554	561,295	803,860
Transfers between funds	(13,309)	(31,631)	(4,012,839)	(8,189,791)	(51,437)	(273,105)	304,172	1,187,579
Redemptions (note 3)	(109,133)	(110,323)	(32,180,724)	(43,853,866)	(1,324,788)	(2,174,926)	(3,973,008)	(4,881,868)
Annuity benefits	-	-	(186,593)	(194,681)	(688)	(687)	(6,679)	(6,611)
Contract maintenance charges (note 2)	-	-	(4,026)	(4,658)	-	-	(2,448)	(2,590)
Contingent deferred sales charges (note 2)	-	(84)	(35,254)	(36,010)	(337)	(844)	(4,248)	(6,673)
Adjustments to maintain reserves	(39)	22	(493)	(1,059)	113	29	(1,245)	(59)

Net equity transactions	(117,472)	(142,016)	(33,206,334)	(49,688,788)	(1,368,663)	(2,415,979)	(3,122,161)	(2,906,362)

Net change in contract owners’ equity	(64,935)	(147,379)	(29,398,813)	(35,940,608)	(1,318,845)	(2,094,013)	339,289	(3,432,204)
Contract owners’ equity beginning of period	475,742	623,121	220,056,209	255,996,817	5,858,817	7,952,830	27,451,305	30,883,509

Contract owners’ equity end of period	$410,807	475,742	190,657,396	220,056,209	4,539,972	5,858,817	27,790,594	27,451,305

CHANGES IN UNITS:
Beginning units	45,677	59,096	12,293,357	15,180,960	438,421	626,493	3,261,287	3,600,445
Units purchased	4,075	106	2,510,918	1,774,759	15,903	12,481	300,397	637,435
Units redeemed	(14,269)	(13,525)	(4,356,733)	(4,662,362)	(117,675)	(200,553)	(629,512)	(976,593)

Ending units	35,483	45,677	10,447,542	12,293,357	336,649	438,421	2,932,172	3,261,287

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$39,830	94,456	113,559	265,044	35,527	45,715	6,033	9,619
Realized gain (loss) on investments	(440,621)	265,374	(4,973,056)	(4,733,651)	71,212	77,194	25,146	28,116
Change in unrealized gain (loss) on investments	1,000,600	(1,395,427)	10,310,917	2,423,366	222,600	(143,231)	69,595	(60,306)
Reinvested capital gains	-	-	-	-	51,866	5,315	12,712	884

Net increase (decrease) in contract owners’ equity resulting from operations	599,809	(1,035,597)	5,451,420	(2,045,241)	381,205	(15,007)	113,486	(21,687)

Equity transactions:
Purchase payments received from contract owners (note 3)	40,012	58,777	861,151	836,394	101,200	39,061	26,796	123,063
Transfers between funds	(2,511,726)	4,029,646	(1,205,415)	(957,686)	728,177	970,111	129,707	69,079
Redemptions (note 3)	(288,580)	(738,160)	(3,954,065)	(7,443,131)	(463,412)	(602,968)	(200,100)	(266,857)
Annuity benefits	(999)	(2,050)	(113,109)	(108,139)	(1,826)	(1,837)	(1,168)	(1,170)
Contract maintenance charges (note 2)	(80)	(88)	(6,624)	(6,746)	(148)	(32)	(119)	(77)
Contingent deferred sales charges (note 2)	(881)	(1,047)	(19,205)	(33,150)	(229)	(619)	(1,999)	(771)
Adjustments to maintain reserves	(135)	(80)	(322)	(464)	(40)	(38)	(51)	(30)

Net equity transactions	(2,762,389)	3,346,998	(4,437,589)	(7,712,922)	363,722	403,678	(46,934)	(76,763)

Net change in contract owners’ equity	(2,162,580)	2,311,401	1,013,831	(9,758,163)	744,927	388,671	66,552	(98,450)
Contract owners’ equity beginning of period	5,435,586	3,124,185	39,753,319	49,511,482	4,400,981	4,012,310	1,017,972	1,116,422

Contract owners’ equity end of period	$3,273,006	5,435,586	40,767,150	39,753,319	5,145,908	4,400,981	1,084,524	1,017,972

CHANGES IN UNITS:
Beginning units	701,900	345,841	2,902,862	3,478,795	349,250	317,412	73,171	78,659
Units purchased	94,549	605,348	512,812	381,283	82,240	119,622	14,863	19,117
Units redeemed	(435,988)	(249,289)	(820,576)	(957,216)	(53,900)	(87,784)	(17,697)	(24,605)

Ending units	360,461	701,900	2,595,098	2,902,862	377,590	349,250	70,337	73,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIDC		GVIDM		GVDMA		GVDMC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$226,146	620,122	781,128	2,335,015	297,172	947,943	272,568	838,712
Realized gain (loss) on investments	163,471	(297,452)	(2,282,610)	(3,294,147)	(2,707,646)	(3,707,998)	(172,528)	(824,243)
Change in unrealized gain (loss) on investments	816,295	391,917	21,435,832	(1,491,985)	14,726,916	(752,315)	4,103,118	664,581
Reinvested capital gains	646,625	170,870	-	-	-	-	276,192	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,852,537	885,457	19,934,350	(2,451,117)	12,316,442	(3,512,370)	4,479,350	679,050

Equity transactions:
Purchase payments received from contract owners (note 3)	592,329	790,348	3,116,306	4,024,944	2,254,291	2,966,386	780,354	1,404,366
Transfers between funds	3,036,497	2,673,301	(3,535,321)	(5,112,383)	(2,600,800)	(4,665,571)	(1,083,453)	(1,358,547)
Redemptions (note 3)	(7,441,332)	(11,295,447)	(33,208,120)	(51,647,320)	(18,372,990)	(26,147,181)	(8,497,493)	(14,622,261)
Annuity benefits	(34,779)	(50,790)	(645,565)	(682,497)	(302,391)	(321,957)	(136,377)	(137,565)
Contract maintenance charges (note 2)	(1,052)	(1,150)	(11,658)	(11,936)	(13,764)	(15,337)	(3,225)	(3,656)
Contingent deferred sales charges (note 2)	(7,688)	(5,142)	(42,067)	(76,500)	(44,897)	(68,227)	(18,401)	(17,982)
Adjustments to maintain reserves	(471)	(12,089)	(4,518)	(7,139)	1,120	(3,252)	(46)	(116)

Net equity transactions	(3,856,496)	(7,900,969)	(34,330,943)	(53,512,831)	(19,079,431)	(28,255,139)	(8,958,641)	(14,735,761)

Net change in contract owners’ equity	(2,003,959)	(7,015,512)	(14,396,593)	(55,963,948)	(6,762,989)	(31,767,509)	(4,479,291)	(14,056,711)
Contract owners’ equity beginning of period	48,633,249	55,648,761	224,120,282	280,084,230	107,160,828	138,928,337	69,682,768	83,739,479

Contract owners’ equity end of period	$46,629,290	48,633,249	209,723,689	224,120,282	100,397,839	107,160,828	65,203,477	69,682,768

CHANGES IN UNITS:
Beginning units	3,695,621	4,288,835	15,869,278	19,697,426	7,590,233	9,585,870	4,970,184	6,041,482
Units purchased	714,789	629,719	658,854	823,638	219,608	446,203	248,024	389,239
Units redeemed	(1,001,266)	(1,222,933)	(3,001,619)	(4,651,786)	(1,510,328)	(2,441,840)	(869,344)	(1,460,537)

Ending units	3,409,144	3,695,621	13,526,513	15,869,278	6,299,513	7,590,233	4,348,864	4,970,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MCIF		SAM		NVMIG1		NVMIG3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(102,049)	(410,417)	(2,623,399)	(3,169,884)	30	32	(265,816)	109,834
Realized gain (loss) on investments	1,672,668	2,688,764	-	-	117	161	1,806,589	2,423,101
Change in unrealized gain (loss) on investments	6,565,448	(7,148,226)	-	-	5,294	(1,537)	5,322,966	(8,536,436)
Reinvested capital gains	6,418,782	1,642,981	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,554,849	(3,226,898)	(2,623,399)	(3,169,884)	5,441	(1,344)	6,863,739	(6,003,501)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,255,953	1,667,097	19,798,113	28,696,584	1,226	-	394,452	695,453
Transfers between funds	(6,343,905)	(2,965,487)	52,711,328	117,178,111	51,663	(416)	(1,735,951)	(1,738,541)
Redemptions (note 3)	(14,261,432)	(20,408,359)	(119,333,539)	(165,913,105)	-	-	(7,181,845)	(8,973,473)
Annuity benefits	(72,311)	(88,087)	(274,766)	(498,899)	-	-	(8,691)	(10,412)
Contract maintenance charges (note 2)	(2,439)	(2,853)	(3,940)	(4,366)	-	-	(1,447)	(1,580)
Contingent deferred sales charges (note 2)	(15,783)	(26,954)	(85,261)	(106,162)	-	-	(7,079)	(11,016)
Adjustments to maintain reserves	(628)	6,158	(11,356)	(10,419)	(12)	(2)	(524)	(474)

Net equity transactions	(19,440,545)	(21,818,485)	(47,199,421)	(20,658,256)	52,877	(418)	(8,541,085)	(10,040,043)

Net change in contract owners’ equity	(4,885,696)	(25,045,383)	(49,822,820)	(23,828,140)	58,318	(1,762)	(1,677,346)	(16,043,544)
Contract owners’ equity beginning of period	97,135,150	122,180,533	258,584,206	282,412,346	11,874	13,636	51,109,256	67,152,800

Contract owners’ equity end of period	$92,249,454	97,135,150	208,761,386	258,584,206	70,192	11,874	49,431,910	51,109,256

CHANGES IN UNITS:
Beginning units	3,748,165	4,548,842	21,235,532	22,936,653	870	896	6,118,224	7,207,413
Units purchased	163,045	476,348	12,995,450	26,242,335	3,675	96	159,785	283,029
Units redeemed	(847,992)	(1,277,025)	(16,888,179)	(27,943,456)	(57)	(122)	(1,111,521)	(1,372,218)

Ending units	3,063,218	3,748,165	17,342,803	21,235,532	4,488	870	5,166,488	6,118,224

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDIV2		GVDIV3		GVDIV6		NVMLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(23)	7	(71,638)	74,678	(6,320)	222	(169,232)	(315,475)
Realized gain (loss) on investments	(103)	(102)	(2,350,431)	(3,387,382)	(64,243)	(98,123)	723,827	634,688
Change in unrealized gain (loss) on investments	421	(337)	3,774,656	1,221,761	136,480	(386)	2,168,296	(1,250,747)
Reinvested capital gains	-	-	-	-	-	-	569,918	-

Net increase (decrease) in contract owners’ equity resulting from operations	295	(432)	1,352,587	(2,090,943)	65,917	(98,287)	3,292,809	(931,534)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	178,748	287,589	394	1,267	289,126	355,935
Transfers between funds	-	-	(327,222)	(830,746)	148	(1,522)	(800,871)	(1,620,023)
Redemptions (note 3)	14	14	(1,374,162)	(2,397,421)	(36,372)	(87,233)	(3,424,154)	(5,175,353)
Annuity benefits	(186)	(212)	-	-	(9,354)	(12,241)	(30,177)	(34,584)
Contract maintenance charges (note 2)	-	-	(466)	(593)	-	-	(1,439)	(1,417)
Contingent deferred sales charges (note 2)	-	-	(2,864)	(3,430)	(7)	(142)	(6,741)	(8,064)
Adjustments to maintain reserves	(1)	-	(365)	(115)	1,147	(24)	(1,590)	(6,862)

Net equity transactions	(173)	(198)	(1,526,331)	(2,944,716)	(44,044)	(99,895)	(3,975,846)	(6,490,368)

Net change in contract owners’ equity	122	(630)	(173,744)	(5,035,659)	21,873	(198,182)	(683,037)	(7,421,902)
Contract owners’ equity beginning of period	1,990	2,620	9,469,953	14,505,612	440,815	638,997	22,853,796	30,275,698

Contract owners’ equity end of period	$2,112	1,990	9,296,209	9,469,953	462,688	440,815	22,170,759	22,853,796

CHANGES IN UNITS:
Beginning units	195	212	712,738	905,151	32,579	39,415	2,538,927	3,235,185
Units purchased	1	1	124,783	76,046	2,676	1,054	263,513	398,659
Units redeemed	(17)	(18)	(233,589)	(268,459)	(4,805)	(7,890)	(658,816)	(1,094,917)

Ending units	179	195	603,932	712,738	30,450	32,579	2,143,624	2,538,927

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(9,002)	(12,585)	15,767	(7,632)	(19,498)	(30,113)	(956,816)	(1,096,454)
Realized gain (loss) on investments	38,399	73,672	(22,564)	(86,987)	131,244	182,814	5,719,988	7,617,033
Change in unrealized gain (loss) on investments	30,395	(83,249)	1,168,951	(894,703)	379,900	(543,243)	(1,331,738)	(11,580,475)
Reinvested capital gains	12,892	-	-	282,809	-	118,986	7,806,377	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,684	(22,162)	1,162,154	(706,513)	491,646	(271,556)	11,237,811	(5,059,896)

Equity transactions:
Purchase payments received from contract owners (note 3)	37,633	(18,101)	131,875	191,886	10,813	8,550	1,168,127	1,609,747
Transfers between funds	(35,569)	(149,711)	388,586	(136,524)	(69,447)	(515,390)	(3,693,233)	(5,413,692)
Redemptions (note 3)	(103,768)	(157,116)	(1,576,981)	(1,744,115)	(649,864)	(558,297)	(13,563,970)	(18,166,884)
Annuity benefits	(610)	(603)	(388)	(534)	(14,327)	(6,468)	(72,894)	(71,854)
Contract maintenance charges (note 2)	-	-	(168)	(229)	(16)	(20)	(3,367)	(3,417)
Contingent deferred sales charges (note 2)	(86)	-	(1,295)	(2,000)	(57)	(268)	(17,439)	(27,643)
Adjustments to maintain reserves	(35,876)	(23)	(324)	(542)	37,699	(134)	25,214	(600)

Net equity transactions	(138,276)	(325,554)	(1,058,695)	(1,692,058)	(685,199)	(1,072,027)	(16,157,562)	(22,074,343)

Net change in contract owners’ equity	(65,592)	(347,716)	103,459	(2,398,571)	(193,553)	(1,343,583)	(4,919,751)	(27,134,239)
Contract owners’ equity beginning of period	540,280	887,996	7,854,560	10,253,131	3,315,398	4,658,981	85,145,114	112,279,353

Contract owners’ equity end of period	$474,688	540,280	7,958,019	7,854,560	3,121,845	3,315,398	80,225,363	85,145,114

CHANGES IN UNITS:
Beginning units	62,261	97,408	806,019	978,492	390,315	510,297	9,057,308	11,324,227
Units purchased	189	435	193,239	233,184	4,095	4,979	242,930	566,102
Units redeemed	(14,548)	(35,582)	(297,885)	(405,657)	(86,601)	(124,961)	(1,794,553)	(2,833,021)

Ending units	47,902	62,261	701,373	806,019	307,809	390,315	7,505,685	9,057,308

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMG2		NVMMV2		SCGF		SCGF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(76,776)	(88,355)	(46,627)	(245,423)	(267,591)	(312,143)	(6,447)	(8,626)
Realized gain (loss) on investments	388,477	685,093	2,569,169	3,359,910	898,874	(985,030)	4,938	(2,753)
Change in unrealized gain (loss) on investments	(102,103)	(957,891)	159,150	(5,489,242)	2,131,203	767,695	41,495	2,368
Reinvested capital gains	547,237	-	5,672,390	274,952	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	756,835	(361,153)	8,354,082	(2,099,803)	2,762,486	(529,478)	39,986	(9,011)

Equity transactions:
Purchase payments received from contract owners (note 3)	50,940	113,576	702,057	834,915	430,837	459,657	-	853
Transfers between funds	(312,927)	(1,260,854)	(2,164,846)	(2,655,023)	(1,181,060)	(1,143,829)	25,418	(25,760)
Redemptions (note 3)	(677,750)	(664,660)	(9,342,860)	(11,658,201)	(3,659,959)	(5,080,333)	(121,724)	(99,481)
Annuity benefits	-	-	(22,114)	(20,566)	(7,887)	(8,498)	(32)	(32)
Contract maintenance charges (note 2)	-	-	(1,336)	(1,500)	(891)	(970)	-	-
Contingent deferred sales charges (note 2)	-	-	(8,992)	(16,009)	(3,104)	(6,668)	(108)	(63)
Adjustments to maintain reserves	(70)	(80)	(723)	(302)	(552)	(688)	(41)	(42)

Net equity transactions	(939,807)	(1,812,018)	(10,838,814)	(13,516,686)	(4,422,616)	(5,781,329)	(96,487)	(124,525)

Net change in contract owners’ equity	(182,972)	(2,173,171)	(2,484,732)	(15,616,489)	(1,660,130)	(6,310,807)	(56,501)	(133,536)
Contract owners’ equity beginning of period	5,872,533	8,045,704	60,158,103	75,774,592	23,771,210	30,082,017	374,626	508,162

Contract owners’ equity end of period	$5,689,561	5,872,533	57,673,371	60,158,103	22,111,080	23,771,210	318,125	374,626

CHANGES IN UNITS:
Beginning units	641,306	828,610	6,072,780	7,386,826	1,683,899	2,093,550	39,878	52,561
Units purchased	25,644	44,535	134,230	311,157	149,307	423,172	2,588	2,044
Units redeemed	(117,900)	(231,839)	(1,145,690)	(1,625,203)	(436,377)	(832,823)	(12,014)	(14,727)

Ending units	549,050	641,306	5,061,320	6,072,780	1,396,829	1,683,899	30,452	39,878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCVF		SCVF2		SCF		SCF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(290,000)	(715,822)	(10,690)	(15,315)	(907,477)	(620,048)	(31,776)	(28,847)
Realized gain (loss) on investments	(2,415,600)	(3,384,670)	19,474	(84,476)	(5,816,670)	(7,073,506)	(81,912)	(310,641)
Change in unrealized gain (loss) on investments	19,379,035	(2,265,549)	132,737	35,117	19,453,972	637,574	324,374	206,915
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,673,435	(6,366,041)	141,521	(64,674)	12,729,825	(7,055,980)	210,686	(132,573)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,088,900	1,427,244	923	2,877	885,343	1,315,658	(1)	6,127
Transfers between funds	(3,924,376)	(4,543,260)	(24,517)	(192,117)	(4,005,654)	(5,913,682)	(7,027)	(56,810)
Redemptions (note 3)	(13,822,451)	(19,543,830)	(191,407)	(190,594)	(13,453,715)	(18,153,976)	(226,367)	(805,481)
Annuity benefits	(43,183)	(46,368)	(90)	(87)	(49,169)	(58,675)	-	-
Contract maintenance charges (note 2)	(2,236)	(3,284)	-	-	(2,625)	(3,215)	-	-
Contingent deferred sales charges (note 2)	(11,703)	(26,769)	(4)	(168)	(11,786)	(25,414)	(2)	(346)
Adjustments to maintain reserves	(1,102)	584	(9)	(26)	(45,772)	146	(69)	18

Net equity transactions	(16,716,151)	(22,735,683)	(215,104)	(380,115)	(16,683,378)	(22,839,158)	(233,466)	(856,492)

Net change in contract owners’ equity	(42,716)	(29,101,724)	(73,583)	(444,789)	(3,953,553)	(29,895,138)	(22,780)	(989,065)
Contract owners’ equity beginning of period	93,771,708	122,873,432	840,302	1,285,091	95,007,696	124,902,834	1,690,573	2,679,638

Contract owners’ equity end of period	$93,728,992	93,771,708	766,719	840,302	91,054,143	95,007,696	1,667,793	1,690,573

CHANGES IN UNITS:
Beginning units	3,501,538	4,308,309	67,112	95,306	3,983,163	4,900,621	123,033	180,903
Units purchased	86,600	164,509	2,146	2,327	103,072	150,134	1,937	7,376
Units redeemed	(654,420)	(971,280)	(17,500)	(30,521)	(749,354)	(1,067,592)	(17,709)	(65,246)

Ending units	2,933,718	3,501,538	51,758	67,112	3,336,881	3,983,163	107,261	123,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$843,565	2,026,721	7,765	53,424	(1,706,436)	(1,964,559)	(132,571)	(157,708)
Realized gain (loss) on investments	2,472,953	888,970	77,263	63,521	6,894,095	1,310,954	269,309	52,173
Change in unrealized gain (loss) on investments	3,209,477	(43,706)	160,584	(71,371)	57,222,440	(13,123,827)	1,320,959	(327,551)
Reinvested capital gains	-	-	-	-	-	1,506,699	-	38,300

Net increase (decrease) in contract owners’ equity resulting from operations	6,525,995	2,871,985	245,612	45,574	62,410,099	(12,270,733)	1,457,697	(394,786)

Equity transactions:
Purchase payments received from contract owners (note 3)	703,500	954,086	294,528	77,210	3,980,551	6,197,485	128,935	26,774
Transfers between funds	3,527,046	(1,618,783)	(750,669)	(2,352,960)	(17,637,828)	(39,340,123)	(238,390)	(964,564)
Redemptions (note 3)	(9,230,802)	(11,781,456)	(1,899,443)	(2,704,368)	(57,562,095)	(77,721,255)	(2,359,041)	(2,181,441)
Annuity benefits	(32,011)	(32,119)	(47,086)	(49,821)	(345,874)	(372,805)	(7,414)	(7,164)
Contract maintenance charges (note 2)	(575)	(641)	(159)	(135)	(13,604)	(14,688)	-	-
Contingent deferred sales charges (note 2)	(8,642)	(12,235)	(2,886)	(1,718)	(53,591)	(91,327)	(928)	(1,013)
Adjustments to maintain reserves	(689)	3,782	(176)	(228)	(4,872)	3,092	(1)	130

Net equity transactions	(5,042,173)	(12,487,366)	(2,405,891)	(5,032,020)	(71,637,313)	(111,339,621)	(2,476,839)	(3,127,278)

Net change in contract owners’ equity	1,483,822	(9,615,381)	(2,160,279)	(4,986,446)	(9,227,214)	(123,610,354)	(1,019,142)	(3,522,064)
Contract owners’ equity beginning of period	60,776,777	70,392,158	11,073,362	16,059,808	376,349,356	499,959,710	9,366,255	12,888,319

Contract owners’ equity end of period	$62,260,599	60,776,777	8,913,083	11,073,362	367,122,142	376,349,356	8,347,113	9,366,255

CHANGES IN UNITS:
Beginning units	3,529,900	4,263,225	998,649	1,469,186	27,561,260	35,443,657	708,208	934,222
Units purchased	624,672	660,832	123,223	422,215	589,116	896,751	16,251	8,761
Units redeemed	(894,459)	(1,394,157)	(339,208)	(892,752)	(5,260,485)	(8,779,148)	(182,541)	(234,775)

Ending units	3,260,113	3,529,900	782,664	998,649	22,889,891	27,561,260	541,918	708,208

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVTIV3		EIF		NVRE1		ALVGIB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	56,090	61,610	9,783	37,080	(98,073)	(254,250)	(6,809)	(9,806)
Realized gain (loss) on investments		(96,155)	112,098	2,028,516	1,737,840	6,678,302	6,371,540	(62,940)	(93,990)
Change in unrealized gain (loss) on investments		564,600	(705,320)	1,686,887	(2,512,355)	(2,156,379)	(1,385,093)	255,934	169,396
Reinvested capital gains		58,833	3,935	-	-	8,596,787	398,333	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		583,368	(527,677)	3,725,186	(737,435)	13,020,637	5,130,530	186,185	65,600

Equity transactions:
Purchase payments received from contract owners (note 3)		58,102	153,471	310,451	373,266	903,154	1,274,330	30	-
Transfers between funds		806,951	252,644	(498,525)	684,950	(1,536,515)	(1,248,985)	42,873	(50,391)
Redemptions (note 3)		(486,782)	(560,553)	(3,154,321)	(5,002,889)	(13,210,987)	(17,107,749)	(235,857)	(179,669)
Annuity benefits		-	-	(36,177)	(37,476)	(49,385)	(43,355)	-	-
Contract maintenance charges (note 2)		(549)	(630)	(1,342)	(1,145)	(2,891)	(2,967)	-	-
Contingent deferred sales charges (note 2)		(2,022)	(1,977)	(5,889)	(6,263)	(15,031)	(25,603)	-	-
Adjustments to maintain reserves		(227)	(48)	(753)	(1,703)	(1,139)	(860)	(61)	(43)

Net equity transactions		375,473	(157,093)	(3,386,556)	(3,991,260)	(13,912,794)	(17,155,189)	(193,015)	(230,103)

Net change in contract owners’ equity		958,841	(684,770)	338,630	(4,728,695)	(892,157)	(12,024,659)	(6,830)	(164,503)
Contract owners’ equity beginning of period		3,140,657	3,825,427	22,720,156	27,448,851	93,335,814	105,360,473	1,283,870	1,448,373

Contract owners’ equity end of period	$	4,099,498	3,140,657	23,058,786	22,720,156	92,443,657	93,335,814	1,277,040	1,283,870

CHANGES IN UNITS:
Beginning units		266,383	281,143	1,921,900	2,221,826	9,422,684	11,210,732	118,845	139,314
Units purchased		92,312	115,920	197,108	405,612	954,998	1,053,802	9,691	3,378
Units redeemed		(64,571)	(130,680)	(475,094)	(705,538)	(2,233,203)	(2,841,850)	(25,560)	(23,847)

Ending units		294,124	266,383	1,643,914	1,921,900	8,144,479	9,422,684	102,976	118,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ALVPGB		ALVSVB		ACVIG		ACVIG2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(18,763)	(24,010)	(86,127)	(112,991)	535,392	257,200	(1,109)	(7,967)
Realized gain (loss) on investments		18,259	43,051	151,342	313,846	(216,697)	(383,192)	(52,504)	(56,407)
Change in unrealized gain (loss) on investments		149,484	(85,395)	874,154	(1,299,380)	6,857,406	1,468,022	181,032	89,283
Reinvested capital gains		-	-	240,873	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		148,980	(66,354)	1,180,242	(1,098,525)	7,176,101	1,342,030	127,419	24,909

Equity transactions:
Purchase payments received from contract owners (note 3)		4,802	3,762	193,660	134,518	695,536	923,946	35,048	675
Transfers between funds		(6,045)	(130,400)	(544,326)	30,964	145,281	(1,629,248)	17,981	(128,985)
Redemptions (note 3)		(216,322)	(366,022)	(1,519,801)	(1,571,546)	(9,003,443)	(10,540,728)	(249,371)	(335,113)
Annuity benefits		-	-	(34,444)	(36,212)	(22,598)	(25,290)	(403)	(381)
Contract maintenance charges (note 2)		-	-	(43)	(46)	(1,612)	(1,754)	-	-
Contingent deferred sales charges (note 2)		-	(49)	(570)	(1,049)	(7,873)	(12,699)	-	(241)
Adjustments to maintain reserves		(1,278)	(60)	(266)	(491)	(1,003)	125	51	42

Net equity transactions		(218,843)	(492,769)	(1,905,790)	(1,443,862)	(8,195,712)	(11,285,648)	(196,694)	(464,003)

Net change in contract owners’ equity		(69,863)	(559,123)	(725,548)	(2,542,387)	(1,019,611)	(9,943,618)	(69,275)	(439,094)
Contract owners’ equity beginning of period		1,049,090	1,608,213	7,773,755	10,316,142	55,966,800	65,910,418	1,072,863	1,511,957

Contract owners’ equity end of period	$	979,227	1,049,090	7,048,207	7,773,755	54,947,189	55,966,800	1,003,588	1,072,863

CHANGES IN UNITS:
Beginning units		104,755	151,328	630,824	751,905	4,001,635	4,808,008	97,513	139,202
Units purchased		1,774	1,759	105,235	313,422	299,825	204,792	5,377	1,673
Units redeemed		(21,524)	(48,332)	(237,479)	(434,503)	(815,071)	(1,011,165)	(21,518)	(43,362)

Ending units		85,005	104,755	498,580	630,824	3,486,389	4,001,635	81,372	97,513

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVIP2		ACVI		ACVI3		ACVMV1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$910,398	1,877,992	(3,233)	5,225	(922)	(421)	101,547	29,066
Realized gain (loss) on investments	1,795,963	817,750	14,324	170,437	6,556	4,662	397,125	1,084,722
Change in unrealized gain (loss) on investments	(10,111)	2,995,849	265,670	(413,572)	15,255	(23,951)	489,954	(1,663,985)
Reinvested capital gains	1,625,515	770,397	-	-	-	-	648,586	306,319

Net increase (decrease) in contract owners’ equity resulting from operations	4,321,765	6,461,988	276,761	(237,910)	20,889	(19,710)	1,637,212	(243,878)

Equity transactions:
Purchase payments received from contract owners (note 3)	798,686	1,159,003	193,303	251,891	(250)	2,517	97,307	304,285
Transfers between funds	903,784	11,720,137	(271,145)	(125,582)	(2,162)	2,632	(206,989)	2,072,247
Redemptions (note 3)	(9,557,966)	(12,191,461)	(260,286)	(446,565)	(20,878)	(19,268)	(1,250,736)	(1,808,930)
Annuity benefits	(156,267)	(140,570)	(1,362)	(2,381)	(589)	(631)	-	-
Contract maintenance charges (note 2)	(550)	(945)	-	-	(12)	(17)	(383)	(400)
Contingent deferred sales charges (note 2)	(5,758)	(13,812)	(1,156)	(1,689)	-	(12)	(1,889)	(2,362)
Adjustments to maintain reserves	(699)	(1,410)	173	(303)	100	94	(221)	409

Net equity transactions	(8,018,770)	530,942	(340,473)	(324,629)	(23,791)	(14,685)	(1,362,911)	565,249

Net change in contract owners’ equity	(3,697,005)	6,992,930	(63,712)	(562,539)	(2,902)	(34,395)	274,301	321,371
Contract owners’ equity beginning of period	72,925,370	65,932,440	1,579,777	2,142,316	119,717	154,112	11,406,526	11,085,155

Contract owners’ equity end of period	$69,228,365	72,925,370	1,516,065	1,579,777	116,815	119,717	11,680,827	11,406,526

CHANGES IN UNITS:
Beginning units	4,977,859	4,962,733	111,870	131,890	9,402	10,476	958,698	914,061
Units purchased	974,156	2,096,334	8,889	15,186	76	1,379	133,130	481,355
Units redeemed	(1,508,101)	(2,081,208)	(31,115)	(35,206)	(1,834)	(2,453)	(239,911)	(436,718)

Ending units	4,443,914	4,977,859	89,644	111,870	7,644	9,402	851,917	958,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVMV2		ACVU1		ACVV		DVSCS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$715	(2,933)	(1,263)	(4,264)	16,322	20,217	(169,538)	(125,533)
Realized gain (loss) on investments	(1,225)	(5,987)	69,989	2,350	24,153	(98,591)	1,924,971	2,728,537
Change in unrealized gain (loss) on investments	34,389	(19,760)	(17,278)	603	226,680	69,265	776,328	(2,794,290)
Reinvested capital gains	24,077	14,005	-	-	-	-	847,920	64,997

Net increase (decrease) in contract owners’ equity resulting from operations	57,956	(14,675)	51,448	(1,311)	267,155	(9,109)	3,379,681	(126,289)

Equity transactions:
Purchase payments received from contract owners (note 3)	659	(1)	200	-	194,317	283,489	593,916	389,510
Transfers between funds	(23,760)	(11,582)	(264,696)	-	(96,126)	51,653	(656,004)	1,197,689
Redemptions (note 3)	(18,432)	(14,583)	(8,595)	(9,173)	(434,596)	(519,359)	(3,220,861)	(4,103,472)
Annuity benefits	(31,185)	(41,451)	-	-	(23)	-	(39,262)	(43,337)
Contract maintenance charges (note 2)	-	-	-	-	1	-	(1,327)	(1,123)
Contingent deferred sales charges (note 2)	-	(230)	-	-	(811)	(2,185)	(4,469)	(8,800)
Adjustments to maintain reserves	(1,105)	(7)	4	-	670	6,858	(393)	(604)

Net equity transactions	(73,823)	(67,854)	(273,087)	(9,173)	(336,568)	(179,544)	(3,328,400)	(2,570,137)

Net change in contract owners’ equity	(15,867)	(82,529)	(221,639)	(10,484)	(69,413)	(188,653)	51,281	(2,696,426)
Contract owners’ equity beginning of period	461,157	543,686	235,497	245,981	2,139,747	2,328,400	24,365,231	27,061,657

Contract owners’ equity end of period	$445,290	461,157	13,858	235,497	2,070,334	2,139,747	24,416,512	24,365,231

CHANGES IN UNITS:
Beginning units	33,862	38,845	22,767	23,615	108,358	117,661	1,559,234	1,716,152
Units purchased	1,614	469	83,223	-	9,047	9,426	303,818	460,476
Units redeemed	(7,031)	(5,452)	(104,793)	(848)	(25,141)	(18,729)	(497,921)	(617,394)

Ending units	28,445	33,862	1,197	22,767	92,264	108,358	1,365,131	1,559,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DCAP		DCAPS		DSC		DVIV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,724,538	342,974	16,599	(3,693)	(399)	(561)	1,571	1,033
Realized gain (loss) on investments	414,890	85,675	(5,431)	(16,797)	2,316	9,281	(11,928)	(9,243)
Change in unrealized gain (loss) on investments	3,755,580	4,286,498	92,804	123,769	5,079	(17,463)	18,475	(12,247)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,895,008	4,715,147	103,972	103,279	6,996	(8,743)	8,118	(20,457)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,340,875	1,166,023	752	11,181	1,487	1,527	-	-
Transfers between funds	4,071,721	8,106,920	14,960	59,391	(52)	(4,078)	-	-
Redemptions (note 3)	(9,344,431)	(10,539,930)	(310,355)	(422,935)	(23,213)	(35,309)	(32,018)	(13,843)
Annuity benefits	(50,007)	(49,836)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,296)	(1,333)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,633)	(13,194)	(1,447)	(140)	-	(15)	-	-
Adjustments to maintain reserves	(1,225)	(1,032)	(27)	(91)	(5)	(22)	11	(6)

Net equity transactions	(3,997,996)	(1,332,382)	(296,117)	(352,594)	(21,783)	(37,897)	(32,007)	(13,849)

Net change in contract owners’ equity	1,897,012	3,382,765	(192,145)	(249,315)	(14,787)	(46,640)	(23,889)	(34,306)
Contract owners’ equity beginning of period	63,996,709	60,613,944	1,372,470	1,621,785	46,165	92,805	83,013	117,319

Contract owners’ equity end of period	$65,893,721	63,996,709	1,180,325	1,372,470	31,378	46,165	59,124	83,013

CHANGES IN UNITS:
Beginning units	3,822,632	3,905,064	111,004	139,376	4,774	8,165	6,452	7,345
Units purchased	831,000	955,974	7,733	24,296	136	3,109	-	-
Units redeemed	(1,021,974)	(1,038,406)	(30,382)	(52,668)	(2,170)	(6,500)	(2,394)	(893)

Ending units	3,631,658	3,822,632	88,355	111,004	2,740	4,774	4,058	6,452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FCA2S		FHIBS		FQB		FQBS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(7,239)	(7,839)	114,353	164,554	3,390,985	5,358,032	86,270	172,771
Realized gain (loss) on investments	15,559	17,114	170,875	3,592	801,143	(374,374)	36,114	47,082
Change in unrealized gain (loss) on investments	3,694	(48,939)	(31,484)	(88,808)	4,929,705	(3,322,361)	187,425	(197,055)
Reinvested capital gains	25,080	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,094	(39,664)	253,744	79,338	9,121,833	1,661,297	309,809	22,798

Equity transactions:
Purchase payments received from contract owners (note 3)	1,405	675	15,589	6,333	983,919	1,238,389	39,624	3,834
Transfers between funds	(14,952)	(5,072)	99,560	174,040	(1,840,287)	(2,740,212)	(160,050)	170,113
Redemptions (note 3)	(193,574)	(66,878)	(430,668)	(586,768)	(15,430,596)	(23,850,354)	(707,007)	(1,442,566)
Annuity benefits	-	-	(207)	(197)	(73,399)	(75,309)	(712)	(707)
Contract maintenance charges (note 2)	-	-	-	-	(1,383)	(1,559)	-	-
Contingent deferred sales charges (note 2)	(1,151)	-	(55)	(709)	(8,812)	(21,429)	(52)	(307)
Adjustments to maintain reserves	(41)	(9)	31	(93)	3,233	(668)	91	31

Net equity transactions	(208,313)	(71,284)	(315,750)	(407,394)	(16,367,325)	(25,451,142)	(828,106)	(1,269,602)

Net change in contract owners’ equity	(171,219)	(110,948)	(62,006)	(328,056)	(7,245,492)	(23,789,845)	(518,297)	(1,246,804)
Contract owners’ equity beginning of period	496,562	607,510	2,243,055	2,571,111	113,296,268	137,086,113	4,546,619	5,793,423

Contract owners’ equity end of period	$325,343	496,562	2,181,049	2,243,055	106,050,776	113,296,268	4,028,322	4,546,619

CHANGES IN UNITS:
Beginning units	50,099	56,848	131,217	154,353	6,746,552	8,254,166	345,820	439,803
Units purchased	543	217	14,097	19,131	588,019	434,428	10,851	22,351
Units redeemed	(20,401)	(6,966)	(31,769)	(42,267)	(1,510,621)	(1,942,042)	(71,893)	(116,334)

Ending units	30,241	50,099	113,545	131,217	5,823,950	6,746,552	284,778	345,820

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FVSS2		FCS		FNRS2		FEIS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,755)	(10,661)	16,594	(28,580)	(98,065)	(107,199)	3,838,618	2,746,479
Realized gain (loss) on investments	(3)	(74,130)	(212,329)	(48,752)	3,216,148	149,367	(8,047,487)	(10,102,212)
Change in unrealized gain (loss) on investments	179,512	(4,746)	1,838,899	(345,175)	(2,547,635)	(2,095,750)	22,821,298	7,362,541
Reinvested capital gains	-	-	-	-	-	-	13,681,559	-

Net increase (decrease) in contract owners’ equity resulting from operations	168,754	(89,537)	1,643,164	(422,507)	570,448	(2,053,582)	32,293,988	6,808

Equity transactions:
Purchase payments received from contract owners (note 3)	5,872	7,326	1,129,890	1,490,643	465,590	892,351	2,726,839	3,068,096
Transfers between funds	(49,833)	(71,052)	(145,076)	(112,961)	(3,411,903)	706,885	(4,186,518)	(6,559,943)
Redemptions (note 3)	(237,389)	(153,561)	(1,825,205)	(3,123,499)	(3,435,503)	(4,080,751)	(35,093,679)	(39,639,507)
Annuity benefits	-	-	(132)	5	(23,851)	(18,867)	(149,559)	(158,222)
Contract maintenance charges (note 2)	-	-	(25)	(18)	(976)	(1,034)	(3,748)	(4,244)
Contingent deferred sales charges (note 2)	(14)	(23)	(7,154)	(15,503)	(6,094)	(7,273)	(26,384)	(43,717)
Adjustments to maintain reserves	(22)	(65)	(917)	3,634	(643)	(1,639)	1,036	779

Net equity transactions	(281,386)	(217,375)	(848,619)	(1,757,699)	(6,413,380)	(2,510,328)	(36,732,013)	(43,336,758)

Net change in contract owners’ equity	(112,632)	(306,912)	794,545	(2,180,206)	(5,842,932)	(4,563,910)	(4,438,025)	(43,329,950)
Contract owners’ equity beginning of period	769,295	1,076,207	11,188,582	13,368,788	22,514,971	27,078,881	215,838,261	259,168,211

Contract owners’ equity end of period	$656,663	769,295	11,983,127	11,188,582	16,672,039	22,514,971	211,400,236	215,838,261

CHANGES IN UNITS:
Beginning units	61,512	76,877	545,334	627,694	2,263,082	2,554,064	14,580,614	17,468,381
Units purchased	473	2,384	21,758	34,215	459,261	1,124,827	494,088	776,189
Units redeemed	(19,766)	(17,749)	(59,392)	(116,575)	(1,109,928)	(1,415,809)	(2,752,326)	(3,663,956)

Ending units	42,219	61,512	507,700	545,334	1,612,415	2,263,082	12,322,376	14,580,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FEI2		FF10S		FF10S2		FF20S
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$43,630	14,618	55,232	102,254	(173)	(191)	88,078	76,646
Realized gain (loss) on investments	(328,302)	(480,890)	707,535	(1,073)	1,108	482	396,337	(77,005)
Change in unrealized gain (loss) on investments	672,548	435,445	87,569	(329,188)	3,250	(1,912)	408,979	(239,459)
Reinvested capital gains	312,136	-	144,611	53,279	853	298	112,591	31,484

Net increase (decrease) in contract owners’ equity resulting from operations	700,012	(30,827)	994,947	(174,728)	5,038	(1,323)	1,005,985	(208,334)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,035	9,148	116,098	94,913	27	-	490,083	308,712
Transfers between funds	(50,780)	(234,502)	352,617	2,595,734	10,730	-	1,631,053	926,685
Redemptions (note 3)	(1,071,802)	(1,422,519)	(1,730,265)	(1,575,444)	(3,874)	(2,836)	(1,233,940)	(1,246,588)
Annuity benefits	-	-	(7,185)	(8,393)	(5,808)	(5,798)	(5,132)	(7,730)
Contract maintenance charges (note 2)	-	-	(107)	(109)	-	-	(909)	(971)
Contingent deferred sales charges (note 2)	(524)	(1,330)	(682)	(2,753)	-	-	(14,606)	(8,254)
Adjustments to maintain reserves	(118)	42	(151)	(180)	1	-	(173)	(529)

Net equity transactions	(1,091,189)	(1,649,161)	(1,269,675)	1,103,768	1,076	(8,634)	866,376	(28,675)

Net change in contract owners’ equity	(391,177)	(1,679,988)	(274,728)	929,040	6,114	(9,957)	1,872,361	(237,009)
Contract owners’ equity beginning of period	5,066,400	6,746,388	10,348,481	9,419,441	56,041	65,998	8,233,917	8,470,926

Contract owners’ equity end of period	$4,675,223	5,066,400	10,073,753	10,348,481	62,155	56,041	10,106,278	8,233,917

CHANGES IN UNITS:
Beginning units	459,405	604,329	915,875	819,834	4,823	5,528	763,176	767,233
Units purchased	12,564	14,050	171,430	328,846	830	19	214,020	176,359
Units redeemed	(103,101)	(158,974)	(281,633)	(232,805)	(789)	(724)	(140,657)	(180,416)

Ending units	368,868	459,405	805,672	915,875	4,864	4,823	836,539	763,176

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FF20S2		FF30S		FF30S2		FGOS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(205)	(74)	59,024	64,930	816	1,299	(6,798)	(7,455)
Realized gain (loss) on investments	(722)	(1,340)	275,876	163,154	18,397	(36,619)	57,271	(15,374)
Change in unrealized gain (loss) on investments	13,537	(3,449)	472,428	(530,600)	16,310	22,152	65,438	31,851
Reinvested capital gains	1,627	518	59,084	18,769	2,764	944	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,237	(4,345)	866,412	(283,747)	38,287	(12,224)	115,911	9,022

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	294,919	164,435	(47)	-	63,690	54,183
Transfers between funds	-	-	212,562	2,380,020	(9,222)	6,046	335,460	67,496
Redemptions (note 3)	(3,493)	(6,068)	(907,756)	(1,136,635)	(18,154)	(19,316)	(187,235)	(207,032)
Annuity benefits	(8,354)	(8,477)	-	-	(15,287)	(26,389)	-	-
Contract maintenance charges (note 2)	-	16	(1,559)	(1,555)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(9,503)	(5,346)	-	-	(535)	(1,138)
Adjustments to maintain reserves	-	(2)	(130)	(133)	(995)	(4)	(322)	344

Net equity transactions	(11,847)	(14,531)	(411,467)	1,400,786	(43,705)	(39,663)	211,058	(86,147)

Net change in contract owners’ equity	2,390	(18,876)	454,945	1,117,039	(5,418)	(51,887)	326,969	(77,125)
Contract owners’ equity beginning of period	134,787	153,663	6,195,674	5,078,635	311,288	363,175	650,728	727,853

Contract owners’ equity end of period	$137,177	134,787	6,650,619	6,195,674	305,870	311,288	977,697	650,728

CHANGES IN UNITS:
Beginning units	11,497	12,701	605,991	478,176	26,670	29,732	65,159	73,468
Units purchased	72	80	112,785	337,220	166	18,507	38,961	8,176
Units redeemed	(1,015)	(1,284)	(149,320)	(209,405)	(3,743)	(21,569)	(21,072)	(16,485)

Ending units	10,554	11,497	569,456	605,991	23,093	26,670	83,048	65,159

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGS		FG2		FHIS		FHISR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,007,739)	(1,479,552)	(35,698)	(44,928)	2,008,375	2,673,799	2,992,861	3,565,022
Realized gain (loss) on investments	10,496,309	11,048,936	158,906	110,329	(1,084,976)	(1,629,820)	(132,703)	3,075,554
Change in unrealized gain (loss) on investments	10,705,775	(11,192,664)	160,312	(108,371)	4,724,097	522,628	3,437,949	(4,607,318)
Reinvested capital gains	-	600,523	-	9,111	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,194,345	(1,022,757)	283,520	(33,859)	5,647,496	1,566,607	6,298,107	2,033,258

Equity transactions:
Purchase payments received from contract owners (note 3)	2,549,727	3,664,485	12,193	17,132	179,848	208,033	938,889	875,536
Transfers between funds	(6,389,785)	(241,583)	(133,067)	36,903	(1,502,004)	(2,018,443)	3,246,988	(892,666)
Redemptions (note 3)	(23,342,846)	(27,823,174)	(280,073)	(501,473)	(6,725,622)	(10,603,795)	(5,183,042)	(6,873,996)
Annuity benefits	(83,929)	(91,879)	-	-	(15,405)	(15,182)	-	-
Contract maintenance charges (note 2)	(6,863)	(7,435)	-	-	(557)	(630)	(305)	(287)
Contingent deferred sales charges (note 2)	(19,724)	(36,628)	(154)	(481)	(2,809)	(7,803)	(3,189)	(5,596)
Adjustments to maintain reserves	(3,562)	(662)	(45)	(37)	(1,174)	(244)	(463)	(381)

Net equity transactions	(27,296,982)	(24,536,876)	(401,146)	(447,956)	(8,067,723)	(12,438,064)	(1,001,122)	(6,897,390)

Net change in contract owners’ equity	(7,102,637)	(25,559,633)	(117,626)	(481,815)	(2,420,227)	(10,871,457)	5,296,985	(4,864,132)
Contract owners’ equity beginning of period	154,981,265	180,540,898	2,294,256	2,776,071	47,085,523	57,956,980	59,333,297	64,197,429

Contract owners’ equity end of period	$147,878,628	154,981,265	2,176,630	2,294,256	44,665,296	47,085,523	64,630,282	59,333,297

CHANGES IN UNITS:
Beginning units	11,526,597	13,259,948	224,696	266,660	3,441,039	4,355,171	4,959,858	5,516,431
Units purchased	595,238	1,397,865	17,152	9,507	12,158	21,961	3,762,009	4,144,213
Units redeemed	(2,426,078)	(3,131,216)	(52,100)	(51,471)	(563,875)	(936,093)	(3,931,896)	(4,700,786)

Ending units	9,695,757	11,526,597	189,748	224,696	2,889,322	3,441,039	4,789,971	4,959,858

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FIGBS		FMCS		FMC2		FOS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$622,054	1,273,942	(235,750)	(457,384)	(89,540)	(137,225)	104,879	24,194
Realized gain (loss) on investments	1,596,311	858,832	1,779,111	656,225	(22,415)	(41,461)	158,806	523,375
Change in unrealized gain (loss) on investments	(1,032,107)	(86,490)	434,115	(5,614,047)	352,842	(731,892)	2,295,233	(3,930,486)
Reinvested capital gains	1,614,466	1,819,183	2,677,468	71,098	472,090	11,506	48,050	37,957

Net increase (decrease) in contract owners’ equity resulting from operations	2,800,724	3,865,467	4,654,944	(5,344,108)	712,977	(899,072)	2,606,968	(3,344,960)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,116,534	858,884	821,888	870,715	14,413	31,338	96,961	73,690
Transfers between funds	134,219	(2,213,864)	(3,168,250)	(3,823,575)	(60,806)	(217,936)	(661,647)	(951,589)
Redemptions (note 3)	(9,077,942)	(12,309,626)	(5,665,934)	(7,442,249)	(653,761)	(1,847,496)	(1,785,026)	(2,873,589)
Annuity benefits	(94,958)	(131,692)	(368)	(386)	(83,330)	(97,858)	(7,862)	(8,133)
Contract maintenance charges (note 2)	(1,587)	(1,736)	(1,092)	(1,180)	(115)	-	(103)	(111)
Contingent deferred sales charges (note 2)	(9,936)	(13,557)	(9,348)	(9,364)	(165)	(1,195)	(625)	(1,512)
Adjustments to maintain reserves	1,452	(567)	(370)	880	(778)	341	(41,917)	125

Net equity transactions	(7,932,218)	(13,812,158)	(8,023,474)	(10,405,159)	(784,542)	(2,132,806)	(2,400,219)	(3,761,119)

Net change in contract owners’ equity	(5,131,494)	(9,946,691)	(3,368,530)	(15,749,267)	(71,565)	(3,031,878)	206,749	(7,106,079)
Contract owners’ equity beginning of period	64,302,226	74,248,917	37,261,808	53,011,075	5,980,712	9,012,590	14,533,560	21,639,639

Contract owners’ equity end of period	$59,170,732	64,302,226	33,893,278	37,261,808	5,909,147	5,980,712	14,740,309	14,533,560

CHANGES IN UNITS:
Beginning units	4,529,810	5,555,592	3,553,566	4,461,090	257,566	352,256	1,153,475	1,404,565
Units purchased	736,725	1,077,648	330,826	926,720	4,966	13,332	2,101	3,099
Units redeemed	(1,290,560)	(2,103,430)	(1,037,224)	(1,834,244)	(36,913)	(108,022)	(175,797)	(254,189)

Ending units	3,975,975	4,529,810	2,847,168	3,553,566	225,619	257,566	979,779	1,153,475

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FO2R		FOSR		FVSS		FTVIS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(4,349)	(25,764)	159,109	19,945	(71,734)	(41,324)	2,759,841	2,460,546
Realized gain (loss) on investments	(364,688)	(361,741)	(2,574,884)	(2,960,978)	997,729	1,602,103	(1,136,842)	(1,751,601)
Change in unrealized gain (loss) on investments	824,528	(279,748)	6,723,028	(2,890,730)	1,664,721	(2,764,699)	4,019,195	(104,092)
Reinvested capital gains	9,057	7,343	79,665	65,120	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	464,548	(659,910)	4,386,918	(5,766,643)	2,590,716	(1,203,920)	5,642,194	604,853

Equity transactions:
Purchase payments received from contract owners (note 3)	26,902	16,164	326,776	853,253	122,535	238,526	734,595	793,142
Transfers between funds	756	(7,211)	(585,648)	(1,528,878)	78,663	(1,742,283)	5,129,242	3,033,534
Redemptions (note 3)	(553,414)	(835,935)	(4,281,477)	(5,438,703)	(1,680,677)	(2,230,665)	(7,068,034)	(7,569,567)
Annuity benefits	(148)	(162)	(37,534)	(50,525)	(12,111)	(13,387)	(62,496)	(78,023)
Contract maintenance charges (note 2)	-	-	(832)	(1,014)	(502)	(454)	(514)	(572)
Contingent deferred sales charges (note 2)	(94)	(741)	(4,294)	(9,012)	(1,868)	(3,605)	(6,731)	(5,407)
Adjustments to maintain reserves	(73)	(4)	386	(346)	(346)	(274)	(493)	(112)

Net equity transactions	(526,071)	(827,889)	(4,582,623)	(6,175,225)	(1,494,306)	(3,752,142)	(1,274,431)	(3,827,005)

Net change in contract owners’ equity	(61,523)	(1,487,799)	(195,705)	(11,941,868)	1,096,410	(4,956,062)	4,367,763	(3,222,152)
Contract owners’ equity beginning of period	2,736,362	4,224,161	24,470,768	36,412,636	10,608,366	15,564,428	49,736,759	52,958,911

Contract owners’ equity end of period	$2,674,839	2,736,362	24,275,063	24,470,768	11,704,776	10,608,366	54,104,522	49,736,759

CHANGES IN UNITS:
Beginning units	239,221	299,579	1,944,416	2,367,047	774,871	1,026,381	4,067,800	4,370,430
Units purchased	8,657	12,655	107,924	221,064	133,456	81,308	862,835	1,047,141
Units redeemed	(50,232)	(73,013)	(435,467)	(643,695)	(228,174)	(332,818)	(948,704)	(1,349,771)

Ending units	197,646	239,221	1,616,873	1,944,416	680,153	774,871	3,981,931	4,067,800

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVRD2		FTVSV2		FTVDM3		TIF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,018	(56)	(46,696)	(70,881)	31,838	(20,240)	422	123
Realized gain (loss) on investments	17,915	6,211	154,816	4,960,357	49,068	1,797,198	(1,117)	477
Change in unrealized gain (loss) on investments	50,059	22,538	1,964,911	(5,857,628)	859,667	(3,748,153)	4,406	(3,827)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,992	28,693	2,073,031	(968,152)	940,573	(1,971,195)	3,711	(3,227)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(980)	191,668	504,630	96,919	147,869	-	-
Transfers between funds	(5,285)	85,888	(1,991,730)	(5,235,706)	3,153,148	(2,935,069)	(1,770)	-
Redemptions (note 3)	(44,015)	(15,276)	(2,244,826)	(3,211,677)	(1,326,648)	(1,956,437)	387	367
Annuity benefits	(59,770)	(58,880)	(27,425)	(34,520)	(19,185)	(20,908)	(2,356)	(3,029)
Contract maintenance charges (note 2)	(141)	-	(510)	(547)	(250)	(280)	(1)	-
Contingent deferred sales charges (note 2)	(47)	(89)	(3,089)	(3,471)	(1,701)	(1,873)	-	-
Adjustments to maintain reserves	(577)	(14)	(840)	(265)	(357)	(338)	(53)	(7)

Net equity transactions	(109,835)	10,649	(4,076,752)	(7,981,556)	1,901,926	(4,767,036)	(3,793)	(2,669)

Net change in contract owners’ equity	(40,843)	39,342	(2,003,721)	(8,949,708)	2,842,499	(6,738,231)	(82)	(5,896)
Contract owners’ equity beginning of period	717,755	678,413	14,485,865	23,435,573	7,751,919	14,490,150	24,991	30,887

Contract owners’ equity end of period	$676,912	717,755	12,482,144	14,485,865	10,594,418	7,751,919	24,909	24,991

CHANGES IN UNITS:
Beginning units	55,911	55,395	1,387,527	2,143,936	715,467	1,121,698	1,784	1,946
Units purchased	551	7,298	161,943	1,374,758	432,576	360,108	34	29
Units redeemed	(8,738)	(6,782)	(531,865)	(2,131,167)	(269,998)	(766,339)	(295)	(191)

Ending units	47,724	55,911	1,017,605	1,387,527	878,045	715,467	1,523	1,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TIF3		FTVGI3		FTVFA2		AMTB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$139,763	50,515	2,725,968	2,643,973	73,402	(48,098)	362,324	648,523
Realized gain (loss) on investments	47,854	1,114,352	1,512,368	894,787	94,371	288,294	(110,267)	(59,754)
Change in unrealized gain (loss) on investments	1,065,593	(2,144,565)	2,414,958	(5,221,208)	286,373	(405,392)	471,312	(794,698)
Reinvested capital gains	-	-	84,184	386,748	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,253,210	(979,698)	6,737,478	(1,295,700)	454,146	(165,196)	723,369	(205,929)

Equity transactions:
Purchase payments received from contract owners (note 3)	83,994	94,806	554,608	1,079,282	48,254	170,692	264,977	227,236
Transfers between funds	1,323,273	286,454	(2,191,316)	4,271,807	(533,533)	225,531	1,383,839	(2,217,601)
Redemptions (note 3)	(847,531)	(937,673)	(9,466,423)	(7,877,165)	(501,271)	(567,544)	(4,736,746)	(5,288,911)
Annuity benefits	(17,433)	(22,430)	(21,380)	(22,540)	(2,283)	(2,319)	(39,719)	(40,276)
Contract maintenance charges (note 2)	(135)	(152)	(539)	(589)	(68)	(73)	(516)	(597)
Contingent deferred sales charges (note 2)	(907)	(1,203)	(6,216)	(8,129)	(1,429)	(674)	(3,153)	(17,159)
Adjustments to maintain reserves	(287)	(209)	(440)	3,646	(152)	(188)	(365)	(1,642)

Net equity transactions	540,974	(580,407)	(11,131,706)	(2,553,688)	(990,482)	(174,575)	(3,131,683)	(7,338,950)

Net change in contract owners’ equity	1,794,184	(1,560,105)	(4,394,228)	(3,849,388)	(536,336)	(339,771)	(2,408,314)	(7,544,879)
Contract owners’ equity beginning of period	7,246,638	8,806,743	54,726,498	58,575,886	4,119,862	4,459,633	22,807,083	30,351,962

Contract owners’ equity end of period	$9,040,822	7,246,638	50,332,270	54,726,498	3,583,526	4,119,862	20,398,769	22,807,083

CHANGES IN UNITS:
Beginning units	745,150	798,014	3,466,837	3,633,038	452,981	478,144	2,113,398	2,809,299
Units purchased	219,355	340,412	382,640	1,082,426	49,543	221,688	267,265	282,604
Units redeemed	(165,480)	(393,276)	(1,046,071)	(1,248,627)	(157,460)	(246,851)	(577,285)	(978,505)

Ending units	799,025	745,150	2,803,406	3,466,837	345,064	452,981	1,803,378	2,113,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMGP		AMCG		AMTP		AMFAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2,775)	(2,494)	(4,943)	(6,052)	(663)	(973)	(16,465)	(25,400)
Realized gain (loss) on investments	10,098	2,362	27,660	92,063	363	3,160	(23,860)	285,891
Change in unrealized gain (loss) on investments	10,863	(8,882)	6,811	(89,534)	7,394	(9,978)	128,915	(368,121)
Reinvested capital gains	1,362	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,548	(9,014)	29,528	(3,523)	7,094	(7,791)	88,590	(107,630)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,310	868	(16,448)	53,625	1,205	(1,587)	4,631	36,108
Transfers between funds	143	(2,837)	(31,625)	(49,127)	3,244	(598)	(73,197)	(119,243)
Redemptions (note 3)	(31,974)	(4,082)	(15,533)	(155,032)	(1,940)	(5,836)	(256,524)	(269,497)
Annuity benefits	-	-	651	(5,896)	-	-	(2,826)	(2,961)
Contract maintenance charges (note 2)	(17)	(17)	(39)	(39)	(7)	(3)	(14)	(15)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(90)	(259)
Adjustments to maintain reserves	-	(6)	345	158	(4)	(28)	(74)	(128)

Net equity transactions	(30,538)	(6,074)	(62,649)	(156,311)	2,498	(8,052)	(328,094)	(355,995)

Net change in contract owners’ equity	(10,990)	(15,088)	(33,121)	(159,834)	9,592	(15,843)	(239,504)	(463,625)
Contract owners’ equity beginning of period	184,483	199,571	290,341	450,175	46,304	62,147	1,278,907	1,742,532

Contract owners’ equity end of period	$173,493	184,483	257,220	290,341	55,896	46,304	1,039,403	1,278,907

CHANGES IN UNITS:
Beginning units	15,702	16,109	17,132	25,562	4,144	4,601	137,510	185,434
Units purchased	81	87	87	5,783	532	841	28,449	288,917
Units redeemed	(2,574)	(494)	(2,317)	(14,213)	(271)	(1,298)	(63,209)	(336,841)

Ending units	13,209	15,702	14,902	17,132	4,405	4,144	102,750	137,510

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMSRS		OVGR		OVGS3		OVGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(70,094)	(76,036)	(13,458)	(22,980)	726,914	139,692	461,468	117,213
Realized gain (loss) on investments	265,344	669,607	60,842	66,277	(927,247)	1,000,530	2,771,845	6,398,466
Change in unrealized gain (loss) on investments	564,121	(1,023,629)	312,674	(102,915)	13,444,656	(8,792,391)	5,125,843	(11,277,489)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	759,371	(430,058)	360,058	(59,618)	13,244,323	(7,652,169)	8,359,156	(4,761,810)

Equity transactions:
Purchase payments received from contract owners (note 3)	80,063	87,260	372,461	575,543	1,498,540	1,883,559	106,423	150,105
Transfers between funds	(362,609)	28,762	(65,090)	(274,614)	(2,597,372)	(1,914,888)	(1,965,669)	(3,844,543)
Redemptions (note 3)	(1,037,443)	(1,175,821)	(699,066)	(793,868)	(11,395,311)	(15,773,275)	(6,611,537)	(10,894,228)
Annuity benefits	(3,584)	(3,888)	(79)	(5,360)	(39,823)	(49,979)	(39,209)	(42,704)
Contract maintenance charges (note 2)	(236)	(275)	-	-	(2,722)	(3,087)	(437)	(614)
Contingent deferred sales charges (note 2)	(837)	(1,055)	(1,910)	(4,531)	(13,692)	(27,692)	(2,012)	(7,781)
Adjustments to maintain reserves	(130)	(228)	1,120	(1,016)	(576)	(716)	(447)	(694)

Net equity transactions	(1,324,776)	(1,065,245)	(392,564)	(503,846)	(12,550,956)	(15,886,078)	(8,512,888)	(14,640,459)

Net change in contract owners’ equity	(565,405)	(1,495,303)	(32,506)	(563,464)	693,367	(23,538,247)	(153,732)	(19,402,269)
Contract owners’ equity beginning of period	8,269,888	9,765,191	2,828,267	3,391,731	72,838,359	96,376,606	46,304,325	65,706,594

Contract owners’ equity end of period	$7,704,483	8,269,888	2,795,761	2,828,267	73,531,726	72,838,359	46,150,593	46,304,325

CHANGES IN UNITS:
Beginning units	634,052	717,855	178,265	209,242	3,682,904	4,418,360	3,666,878	4,726,587
Units purchased	56,091	184,720	9,217	10,582	196,416	371,883	11,807	18,317
Units redeemed	(152,326)	(268,523)	(30,923)	(41,559)	(775,971)	(1,107,339)	(628,503)	(1,078,026)

Ending units	537,817	634,052	156,559	178,265	3,103,349	3,682,904	3,050,182	3,666,878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGSS		OVGI		OVGIS		OVSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,102	(14,657)	(139,528)	(240,341)	(28,781)	(31,706)	(61,041)	(42,798)
Realized gain (loss) on investments	88,236	332,840	930,063	4,046,357	79,872	64,628	969,411	349,445
Change in unrealized gain (loss) on investments	179,636	(504,231)	13,529,484	(5,003,334)	302,423	(88,797)	650,811	(358,156)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	268,974	(186,048)	14,320,019	(1,197,318)	353,514	(55,875)	1,559,181	(51,509)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	87	1,018,754	1,577,509	2,890	14,919	222,102	111,587
Transfers between funds	(63,097)	(46,663)	(3,934,847)	(2,715,096)	(81,473)	(12,218)	(361,837)	3,834,104
Redemptions (note 3)	(536,070)	(662,295)	(14,247,410)	(19,523,944)	(359,561)	(475,440)	(1,281,034)	(1,525,185)
Annuity benefits	(3,026)	(3,216)	(48,134)	(58,705)	-	-	(117)	(114)
Contract maintenance charges (note 2)	-	-	(2,221)	(2,050)	-	-	(195)	(187)
Contingent deferred sales charges (note 2)	(359)	(235)	(12,900)	(19,134)	-	(394)	(1,797)	(1,794)
Adjustments to maintain reserves	(9)	(60)	(963)	242	(45)	(66)	(245)	193

Net equity transactions	(602,561)	(712,382)	(17,227,721)	(20,741,178)	(438,189)	(473,199)	(1,423,123)	2,418,604

Net change in contract owners’ equity	(333,587)	(898,430)	(2,907,702)	(21,938,496)	(84,675)	(529,074)	136,058	2,367,095
Contract owners’ equity beginning of period	1,761,845	2,660,275	94,560,098	116,498,594	2,533,407	3,062,481	11,652,375	9,285,280

Contract owners’ equity end of period	$1,428,258	1,761,845	91,652,396	94,560,098	2,448,732	2,533,407	11,788,433	11,652,375

CHANGES IN UNITS:
Beginning units	125,525	171,295	7,294,295	8,884,716	233,999	277,137	1,204,457	930,790
Units purchased	-	-	538,160	2,425,784	2,284	6,725	678,707	1,497,941
Units redeemed	(39,906)	(45,770)	(1,714,737)	(4,016,205)	(38,900)	(49,863)	(840,089)	(1,224,274)

Ending units	85,619	125,525	6,117,718	7,294,295	197,383	233,999	1,043,075	1,204,457

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVSCS		OVAG		OVSB		OVSBS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,545)	(1,532)	(625,638)	(707,355)	(2,193)	-	148,860	41,203
Realized gain (loss) on investments	2,785	1,408	3,654,401	4,291,259	478	-	55,631	11,058
Change in unrealized gain (loss) on investments	23,429	(8,289)	4,987,237	(3,242,085)	19,170	-	152,317	(149,435)
Reinvested capital gains	-	-	-	-	-	-	41,583	50,347

Net increase (decrease) in contract owners’ equity resulting from operations	24,669	(8,413)	8,016,000	341,819	17,455	-	398,391	(46,827)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(4)	1,211,282	1,489,040	7,136	-	1,957	17,455
Transfers between funds	-	(18,990)	(1,089,846)	(3,423,126)	1,330,671	-	64,924	161,468
Redemptions (note 3)	(4,516)	(4,276)	(8,858,766)	(10,501,293)	(78,906)	-	(648,227)	(954,524)
Annuity benefits	(9,684)	(9,483)	(4,665)	(5,864)	-	-	(406)	-
Contract maintenance charges (note 2)	-	-	(3,560)	(4,003)	(2)	-	-	-
Contingent deferred sales charges (note 2)	-	-	(11,851)	(21,694)	-	-	(134)	(476)
Adjustments to maintain reserves	2	(5)	(1,425)	(393)	15	-	(72)	192

Net equity transactions	(14,198)	(32,758)	(8,758,831)	(12,467,333)	1,258,914	-	(581,958)	(775,885)

Net change in contract owners’ equity	10,471	(41,171)	(742,831)	(12,125,514)	1,276,369	-	(183,567)	(822,712)
Contract owners’ equity beginning of period	156,394	197,565	54,194,836	66,320,350	-	-	3,665,294	4,488,006

Contract owners’ equity end of period	$166,865	156,394	53,452,005	54,194,836	1,276,369	-	3,481,727	3,665,294

CHANGES IN UNITS:
Beginning units	11,138	13,564	4,099,641	5,038,472	-	-	235,323	284,422
Units purchased	87	86	279,674	694,544	144,997	-	21,886	35,990
Units redeemed	(997)	(2,512)	(872,420)	(1,633,375)	(19,361)	-	(57,829)	(85,089)

Ending units	10,228	11,138	3,506,895	4,099,641	125,636	-	199,380	235,323

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVAAD		PMVFAD		PMVLAD		PMVRRA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$87,205	-	375,416	72,004	252,880	161,065	(740)	8,500
Realized gain (loss) on investments	8,587	-	182,427	401,419	237,048	194,329	45,949	65,244
Change in unrealized gain (loss) on investments	30,322	-	(375,326)	81,270	1,236,380	(478,868)	(17,864)	(23,714)
Reinvested capital gains	-	-	178,796	32,411	-	-	63,221	33,909

Net increase (decrease) in contract owners’ equity resulting from operations	126,114	-	361,313	587,104	1,726,308	(123,474)	90,566	83,939

Equity transactions:
Purchase payments received from contract owners (note 3)	94,584	-	87,725	148,602	847,081	615,728	163,550	111,866
Transfers between funds	3,531,027	-	(1,174,029)	4,196,871	8,326,948	12,740,108	60,348	470,220
Redemptions (note 3)	(76,621)	-	(1,556,576)	(2,051,634)	(6,323,620)	(8,438,806)	(327,263)	(303,697)
Annuity benefits	-	-	(1,560)	-	(32,999)	(20,226)	-	-
Contract maintenance charges (note 2)	(17)	-	(39)	(58)	(308)	(329)	-	-
Contingent deferred sales charges (note 2)	-	-	(392)	(3,073)	(3,560)	(4,834)	(1,942)	(1,049)
Adjustments to maintain reserves	(17)	-	374	(1,666)	1,029	(687)	9	(68)

Net equity transactions	3,548,956	-	(2,644,497)	2,289,042	2,814,571	4,890,954	(105,298)	277,272

Net change in contract owners’ equity	3,675,070	-	(2,283,184)	2,876,146	4,540,879	4,767,480	(14,732)	361,211
Contract owners’ equity beginning of period	-	-	9,987,017	7,110,871	37,988,236	33,220,756	1,216,314	855,103

Contract owners’ equity end of period	$3,675,070	-	7,703,833	9,987,017	42,529,115	37,988,236	1,201,582	1,216,314

CHANGES IN UNITS:
Beginning units	-	-	790,240	602,956	3,301,266	2,894,543	86,160	66,930
Units purchased	364,841	-	120,070	663,991	1,232,335	2,288,543	42,809	76,320
Units redeemed	(19,365)	-	(324,199)	(476,707)	(1,002,590)	(1,881,820)	(49,802)	(57,090)

Ending units	345,476	-	586,111	790,240	3,531,011	3,301,266	79,167	86,160

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PMVTRA		PMVTRD		PVGIB		ACEG2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	43,224	42,862	157,404	41,216	50	1	(31,526)	(24,958)
Realized gain (loss) on investments		33,616	62,923	63,825	(14,152)	(596)	(772)	172,395	141,430
Change in unrealized gain (loss) on investments		102,417	(79,007)	305,182	(115,089)	2,275	53	(63,452)	(212,800)
Reinvested capital gains		54,683	38,096	321,568	87,116	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		233,940	64,874	847,979	(909)	1,729	(718)	77,417	(96,328)

Equity transactions:
Purchase payments received from contract owners (note 3)		297,845	307,342	859,671	195,154	-	-	22,775	20,247
Transfers between funds		340,785	419,663	10,489,311	6,403,202	-	-	1,095,479	19,154
Redemptions (note 3)		(727,375)	(1,006,676)	(1,550,691)	(386,512)	(860)	(785)	(293,854)	(319,386)
Annuity benefits		-	-	-	-	-	-	(1,379)	-
Contract maintenance charges (note 2)		-	-	(95)	(6)	-	-	(5)	-
Contingent deferred sales charges (note 2)		(2,819)	(2,138)	(1,091)	(102)	-	-	-	(87)
Adjustments to maintain reserves		(678)	1,055	(313)	(2,843)	1	(3)	222	(58)

Net equity transactions		(92,242)	(280,754)	9,796,792	6,208,893	(859)	(788)	823,238	(280,130)

Net change in contract owners’ equity		141,698	(215,880)	10,644,771	6,207,984	870	(1,506)	900,655	(376,458)
Contract owners’ equity beginning of period		2,705,068	2,920,948	6,207,984	-	10,123	11,629	1,140,716	1,517,174

Contract owners’ equity end of period	$	2,846,766	2,705,068	16,852,755	6,207,984	10,993	10,123	2,041,371	1,140,716

CHANGES IN UNITS:
Beginning units		189,504	209,787	619,895	-	950	1,028	113,135	138,423
Units purchased		49,588	72,662	1,446,425	811,883	13	12	129,394	8,655
Units redeemed		(55,005)	(92,945)	(513,005)	(191,988)	(86)	(90)	(53,857)	(33,943)

Ending units		184,087	189,504	1,553,315	619,895	877	950	188,672	113,135

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACC2		ACEG		AVBV2		AVGI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(23,825)	(30,982)	(371)	-	(130)	(445)	(493)	(2,743)
Realized gain (loss) on investments		(68,905)	(44,788)	(247)	-	13,089	1,091	15,800	45,669
Change in unrealized gain (loss) on investments		1,012,573	(154,306)	(1,085)	-	(8,440)	(3,913)	(575)	(42,945)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		919,843	(230,076)	(1,703)	-	4,519	(3,267)	14,732	(19)

Equity transactions:
Purchase payments received from contract owners (note 3)		12,380	59,031	514	-	(4,631)	-	171	19,040
Transfers between funds		(226,048)	(288,118)	52,515	-	(28,904)	-	-	(191,649)
Redemptions (note 3)		(1,051,281)	(1,383,380)	(6,533)	-	(2,802)	(1,679)	(97,769)	(167,782)
Annuity benefits		(5,080)	(4,986)	-	-	4,703	(4,378)	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(264)	(229)	-	-	-	(13)	-	-
Adjustments to maintain reserves		(71)	(54)	6	-	(37,134)	49	(11)	(13)

Net equity transactions		(1,270,364)	(1,617,736)	46,502	-	(68,768)	(6,021)	(97,609)	(340,404)

Net change in contract owners’ equity		(350,521)	(1,847,812)	44,799	-	(64,249)	(9,288)	(82,877)	(340,423)
Contract owners’ equity beginning of period		5,941,451	7,789,263	-	-	64,249	73,537	147,542	487,965

Contract owners’ equity end of period	$	5,590,930	5,941,451	44,799	-	-	64,249	64,665	147,542

CHANGES IN UNITS:
Beginning units		512,532	647,015	-	-	6,785	7,408	11,470	37,621
Units purchased		8,699	9,092	5,311	-	-	-	12	7,558
Units redeemed		(109,195)	(143,575)	(681)	-	(6,785)	(623)	(7,044)	(33,709)

Ending units		412,036	512,532	4,630	-	-	6,785	4,438	11,470

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AVCE2		IVKEI1		IVHS		IVRE
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(6,673)	(8,966)	1,880	(1,102)	(1,386)	(1,174)	(1,836)	7,869
Realized gain (loss) on investments		38,898	35,631	(444)	(2,353)	4,797	17,447	10,079	45,421
Change in unrealized gain (loss) on investments		36,751	(39,212)	24,826	(20,687)	16,580	(14,498)	70,048	(87,399)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		68,976	(12,547)	26,262	(24,142)	19,991	1,775	78,291	(34,109)

Equity transactions:
Purchase payments received from contract owners (note 3)		316	67,698	626	2,449	22,124	16,079	50,217	63,374
Transfers between funds		(7,382)	3,350	(67)	285,879	66,008	48,130	27,606	34,579
Redemptions (note 3)		(123,190)	(220,680)	(24,038)	(25,541)	(16,916)	(83,999)	(67,034)	(116,363)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(29)	(61)	-	(9)	(28)	(19)	(166)	(141)
Adjustments to maintain reserves		(28)	(17)	(2)	(13)	10	(61)	(154)	(8)

Net equity transactions		(130,313)	(149,710)	(23,481)	262,765	71,198	(19,870)	10,469	(18,559)

Net change in contract owners’ equity		(61,337)	(162,257)	2,781	238,623	91,189	(18,095)	88,760	(52,668)
Contract owners’ equity beginning of period		645,547	807,804	238,623	-	84,962	103,057	289,925	342,593

Contract owners’ equity end of period	$	584,210	645,547	241,404	238,623	176,151	84,962	378,685	289,925

CHANGES IN UNITS:
Beginning units		63,040	77,258	26,106	-	7,570	9,435	31,564	34,474
Units purchased		437	10,811	65	28,896	7,047	5,607	8,470	26,330
Units redeemed		(12,306)	(25,029)	(2,464)	(2,790)	(1,491)	(7,472)	(7,475)	(29,240)

Ending units		51,171	63,040	23,707	26,106	13,126	7,570	32,559	31,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		VYDS		ROCMC		SBLD		SBLJ
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(6,776)	(20,286)	(9,341)	11,586	(2,534)	(2,676)	(1,517)	(1,588)
Realized gain (loss) on investments		(126,269)	(81,482)	46,324	(23,929)	(11,193)	(1,727)	10,170	16,846
Change in unrealized gain (loss) on investments		596,070	(220,595)	(322)	(127,419)	42,869	(33,746)	10,588	(22,024)
Reinvested capital gains		-	-	17,579	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		463,025	(322,363)	54,240	(139,762)	29,142	(38,149)	19,241	(6,766)

Equity transactions:
Purchase payments received from contract owners (note 3)		66,102	43,077	103,371	174,479	41,796	40,420	12,115	14,135
Transfers between funds		(42,019)	(185,887)	(137,359)	(132,571)	(24,546)	6,706	998	(404)
Redemptions (note 3)		(584,472)	(892,990)	(63,078)	(123,274)	(103,447)	(20,973)	(38,684)	(26,698)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		-	(1,106)	(410)	(1,009)	(1,014)	(54)	(43)	(73)
Adjustments to maintain reserves		(95)	(91)	85	(202)	(17)	65	(20)	3

Net equity transactions		(560,484)	(1,036,997)	(97,391)	(82,577)	(87,228)	26,164	(25,634)	(13,037)

Net change in contract owners’ equity		(97,459)	(1,359,360)	(43,151)	(222,339)	(58,086)	(11,985)	(6,393)	(19,803)
Contract owners’ equity beginning of period		3,264,930	4,624,290	838,766	1,061,105	228,895	240,880	134,874	154,677

Contract owners’ equity end of period	$	3,167,471	3,264,930	795,615	838,766	170,809	228,895	128,481	134,874

CHANGES IN UNITS:
Beginning units		294,187	383,725	75,757	83,270	26,678	23,376	15,074	16,355
Units purchased		5,793	5,326	7,595	12,510	1,933	4,746	976	2,604
Units redeemed		(51,556)	(94,864)	(15,813)	(20,023)	(11,349)	(1,444)	(3,492)	(3,885)

Ending units		248,424	294,187	67,539	75,757	17,262	26,678	12,558	15,074

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SBLN		SBLO		SBLP		SBLQ
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1,684)	(1,284)	(6,213)	(9,582)	(4,602)	(4,066)	(10,345)	(11,376)
Realized gain (loss) on investments		20,392	2,808	110,172	116,231	27,382	53,502	116,006	90,788
Change in unrealized gain (loss) on investments		(3,569)	(1,474)	(35,615)	(134,605)	30,416	(49,023)	46,582	(147,371)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		15,139	50	68,344	(27,956)	53,196	413	152,243	(67,959)

Equity transactions:
Purchase payments received from contract owners (note 3)		9,640	10,634	49,595	99,619	49,893	65,670	79,344	107,205
Transfers between funds		68,866	2,054	(504,978)	276,327	91,484	89,233	(92,063)	125,388
Redemptions (note 3)		(4,803)	(53,078)	(108,468)	(627,642)	(128,100)	(162,548)	(201,709)	(337,262)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(15)	(15)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(44)	(155)	(261)	(705)	(1,134)	(314)	(974)	(1,639)
Adjustments to maintain reserves		(45)	3	(151)	257	(81)	126	292	(107)

Net equity transactions		73,599	(40,557)	(564,263)	(252,144)	12,062	(7,833)	(215,110)	(106,415)

Net change in contract owners’ equity		88,738	(40,507)	(495,919)	(280,100)	65,258	(7,420)	(62,867)	(174,374)
Contract owners’ equity beginning of period		96,775	137,282	774,297	1,054,397	416,021	423,441	921,474	1,095,848

Contract owners’ equity end of period	$	185,513	96,775	278,378	774,297	481,279	416,021	858,607	921,474

CHANGES IN UNITS:
Beginning units		8,621	12,170	76,596	98,721	29,110	29,311	73,734	82,673
Units purchased		12,336	816	7,789	25,647	15,817	15,387	18,327	31,752
Units redeemed		(6,201)	(4,365)	(60,246)	(47,772)	(15,263)	(15,588)	(33,911)	(40,691)

Ending units		14,756	8,621	24,139	76,596	29,664	29,110	58,150	73,734

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SBLV		SBLX		SBLY		TRHS2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(23,389)	(24,841)	(995)	(1,135)	(280)	(249)	(184,436)	(54,989)
Realized gain (loss) on investments		109,404	67,984	2,161	21,651	528	3,011	649,179	64,029
Change in unrealized gain (loss) on investments		225,073	(245,990)	7,170	(24,049)	1,214	(4,554)	2,526,162	(248,121)
Reinvested capital gains		-	-	-	-	-	-	396,572	-

Net increase (decrease) in contract owners’ equity resulting from operations		311,088	(202,847)	8,336	(3,533)	1,462	(1,792)	3,387,477	(239,081)

Equity transactions:
Purchase payments received from contract owners (note 3)		281,796	331,775	14,978	22,795	8,624	5,418	510,492	225,094
Transfers between funds		(6,611)	11,961	(13,055)	(9,890)	1,650	17,299	11,708,455	7,469,835
Redemptions (note 3)		(331,702)	(625,053)	-	(44,088)	-	(25,045)	(1,728,263)	(1,008,126)
Annuity benefits		-	-	-	-	-	-	(8,589)	(226)
Contract maintenance charges (note 2)		-	-	-	-	-	-	(247)	(49)
Contingent deferred sales charges (note 2)		(1,266)	(2,891)	(35)	(466)	(2)	(78)	(1,680)	(641)
Adjustments to maintain reserves		557	158	(1)	(48)	(16)	14	(269)	(602)

Net equity transactions		(57,226)	(284,050)	1,887	(31,697)	10,256	(2,392)	10,479,899	6,685,285

Net change in contract owners’ equity		253,862	(486,897)	10,223	(35,230)	11,718	(4,184)	13,867,376	6,446,204
Contract owners’ equity beginning of period		1,920,046	2,406,943	81,932	117,162	16,622	20,806	7,809,879	1,363,675

Contract owners’ equity end of period	$	2,173,908	1,920,046	92,155	81,932	28,340	16,622	21,677,255	7,809,879

CHANGES IN UNITS:
Beginning units		165,613	189,899	8,735	12,090	1,849	2,191	674,188	129,181
Units purchased		38,517	37,571	1,447	4,815	1,349	1,531	1,316,381	1,047,393
Units redeemed		(42,262)	(61,857)	(1,277)	(8,170)	(317)	(1,873)	(543,249)	(502,386)

Ending units		161,868	165,613	8,905	8,735	2,881	1,849	1,447,320	674,188

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		VWHAS		VWEM		VWHA		WRASP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	10,722	-	(248,215)	2,639	(88,650)	26,117	40,707	(185,881)
Realized gain (loss) on investments		132,987	-	(1,418,170)	(1,014,141)	(882,332)	1,225,700	1,921,224	13,379,146
Change in unrealized gain (loss) on investments		(47,403)	-	5,971,494	(3,649,755)	(1,527,949)	(4,078,889)	27,314,516	(29,630,335)
Reinvested capital gains		53,266	-	-	-	1,235,353	201,990	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		149,572	-	4,305,109	(4,661,257)	(1,263,578)	(2,625,082)	29,276,447	(16,437,070)

Equity transactions:
Purchase payments received from contract owners (note 3)		327,599	-	290,943	138,170	142,371	161,059	1,720,766	2,978,176
Transfers between funds		3,386,205	-	16,656,279	(827,666)	27,277,177	(550,324)	(7,582,824)	(3,020,228)
Redemptions (note 3)		(229,985)	-	(2,477,707)	(2,284,405)	(5,995,369)	(1,843,788)	(29,918,806)	(51,489,524)
Annuity benefits		-	-	(161)	(183)	(4,273)	(18,536)	(43,583)	(41,252)
Contract maintenance charges (note 2)		(32)	-	(299)	(311)	(232)	(67)	(483)	(366)
Contingent deferred sales charges (note 2)		(280)	-	(2,453)	(2,278)	(1,930)	(4,180)	(41,695)	(54,892)
Adjustments to maintain reserves		(476,284)	-	(313)	(328)	(695)	(310)	(195)	(4,335)

Net equity transactions		3,007,223	-	14,466,289	(2,977,001)	21,417,049	(2,256,146)	(35,866,820)	(51,632,421)

Net change in contract owners’ equity		3,156,795	-	18,771,398	(7,638,258)	20,153,471	(4,881,228)	(6,590,373)	(68,069,491)
Contract owners’ equity beginning of period		-	-	12,003,434	19,641,692	12,008,599	16,889,827	177,937,025	246,006,516

Contract owners’ equity end of period	$	3,156,795	-	30,774,832	12,003,434	32,162,070	12,008,599	171,346,652	177,937,025

CHANGES IN UNITS:
Beginning units		-	-	475,910	581,474	354,656	412,231	8,197,211	10,423,052
Units purchased		658,302	-	649,431	7,547	941,029	8,773	487,802	1,095,334
Units redeemed		(331,252)	-	(219,872)	(113,111)	(394,870)	(66,348)	(1,989,508)	(3,321,175)

Ending units		327,050	-	905,469	475,910	900,815	354,656	6,695,505	8,197,211

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRBP		WRBDP		WRCEP		WRDIV
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	181,105	217,898	1,874,267	1,585,366	(565,447)	(921,509)	(3,540)	(11,932)
Realized gain (loss) on investments		2,227,263	3,893,805	1,513,484	1,298,404	6,797,849	9,932,852	56,369	125,797
Change in unrealized gain (loss) on investments		(226,844)	(7,119,620)	77,511	2,383,158	409,503	(11,760,857)	1,935,894	(1,211,019)
Reinvested capital gains		2,567,876	4,250,371	744,247	673,132	10,649,920	3,993,075	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		4,749,400	1,242,454	4,209,509	5,940,060	17,291,825	1,243,561	1,988,723	(1,097,154)

Equity transactions:
Purchase payments received from contract owners (note 3)		418,167	607,675	657,055	916,425	870,602	979,204	195,180	267,425
Transfers between funds		1,341,360	(531,318)	6,387,663	1,846,658	(3,203,141)	(2,381,444)	(1,228,417)	(190,375)
Redemptions (note 3)		(7,999,416)	(11,662,122)	(15,175,921)	(22,441,381)	(17,826,998)	(26,160,910)	(2,687,829)	(4,060,360)
Annuity benefits		(9,354)	(9,031)	(26,218)	(27,858)	(10,731)	(10,252)	(487)	(1,150)
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(2,247)	(8,222)	(5,133)	(14,693)	(14,582)	(15,465)	(1,947)	(9,009)
Adjustments to maintain reserves		46	(21)	248	114	264	337	(3)	(61)

Net equity transactions		(6,251,444)	(11,603,039)	(8,162,306)	(19,720,735)	(20,184,586)	(27,588,530)	(3,723,503)	(3,993,530)

Net change in contract owners’ equity		(1,502,044)	(10,360,585)	(3,952,797)	(13,780,675)	(2,892,761)	(26,344,969)	(1,734,780)	(5,090,684)
Contract owners’ equity beginning of period		47,028,529	57,389,114	96,675,414	110,456,089	107,090,847	133,435,816	17,555,402	22,646,086

Contract owners’ equity end of period	$	45,526,485	47,028,529	92,722,617	96,675,414	104,198,086	107,090,847	15,820,622	17,555,402

CHANGES IN UNITS:
Beginning units		3,231,584	4,034,607	6,157,959	7,474,683	9,558,169	11,988,244	1,359,638	1,654,847
Units purchased		274,453	329,507	819,508	983,896	395,733	806,935	94,055	226,159
Units redeemed		(673,965)	(1,132,530)	(1,323,712)	(2,300,620)	(2,028,965)	(3,237,010)	(359,696)	(521,368)

Ending units		2,832,072	3,231,584	5,653,755	6,157,959	7,924,937	9,558,169	1,093,997	1,359,638

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRENG		WRGBP		WRGNR		WRGP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(88,877)	(126,950)	48,870	18,105	(239,143)	(400,286)	(1,169,438)	(920,216)
Realized gain (loss) on investments	(331,224)	(255,068)	1,084	(4,488)	(5,446,507)	(3,243,603)	7,024,466	10,133,988
Change in unrealized gain (loss) on investments	423,008	(645,624)	42,766	(28,061)	4,480,134	(3,782,615)	(1,631,017)	(12,234,373)
Reinvested capital gains	-	-	2,421	-	1,257,006	-	8,123,967	4,656,340

Net increase (decrease) in contract owners’ equity resulting from operations	2,907	(1,027,642)	95,141	(14,444)	51,490	(7,426,504)	12,347,978	1,635,739

Equity transactions:
Purchase payments received from contract owners (note 3)	80,356	258,959	55,277	13,008	199,782	371,914	1,039,439	1,236,398
Transfers between funds	(1,611,706)	(574,305)	1,382,304	1,473,501	(1,933,780)	(3,574,814)	(4,163,212)	(3,267,793)
Redemptions (note 3)	(954,557)	(2,341,016)	(215,985)	(108,016)	(3,861,405)	(8,368,344)	(18,243,149)	(27,354,704)
Annuity benefits	-	-	-	-	(592)	(1,179)	(9,289)	(8,881)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,129)	(2,286)	-	(1)	(10,343)	(10,604)	(12,911)	(16,726)
Adjustments to maintain reserves	(31)	(29)	(45)	(14)	(118)	456	61	198

Net equity transactions	(2,487,067)	(2,658,677)	1,221,551	1,378,478	(5,606,456)	(11,582,571)	(21,389,061)	(29,411,508)

Net change in contract owners’ equity	(2,484,160)	(3,686,319)	1,316,692	1,364,034	(5,554,966)	(19,009,075)	(9,041,083)	(27,775,769)
Contract owners’ equity beginning of period	8,933,064	12,619,383	1,364,034	-	23,112,272	42,121,347	112,696,920	140,472,689

Contract owners’ equity end of period	$6,448,904	8,933,064	2,680,726	1,364,034	17,557,306	23,112,272	103,655,837	112,696,920

CHANGES IN UNITS:
Beginning units	805,071	1,023,074	138,156	-	1,820,540	2,580,151	10,732,698	13,537,586
Units purchased	122,150	256,526	172,835	200,290	163,667	200,550	294,009	876,457
Units redeemed	(347,180)	(474,529)	(52,988)	(62,134)	(612,783)	(960,161)	(2,176,231)	(3,681,345)

Ending units	580,041	805,071	258,003	138,156	1,371,424	1,820,540	8,850,476	10,732,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRHIP		WRIP		WRI2P		WRLTBP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,895,983	4,925,867	261,238	(272,796)	162,597	80,507	111,327	19,895
Realized gain (loss) on investments	689,914	264,811	1,518,761	3,718,059	(2,008,603)	(1,905,228)	5,311	4,168
Change in unrealized gain (loss) on investments	7,317,699	(1,956,990)	991,128	(6,452,185)	3,178,270	(740,993)	(169,691)	(16,445)
Reinvested capital gains	-	-	1,970,962	-	110,534	-	127,757	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,903,596	3,233,688	4,742,089	(3,006,922)	1,442,798	(2,565,714)	74,704	7,618

Equity transactions:
Purchase payments received from contract owners (note 3)	896,348	572,566	270,220	457,396	119,594	94,686	47,102	45,602
Transfers between funds	11,111,848	2,379,700	160,347	(2,724,877)	(976,398)	(54,708)	3,067,197	2,902,767
Redemptions (note 3)	(12,126,231)	(20,381,604)	(5,438,477)	(9,167,032)	(2,130,126)	(3,782,360)	(432,665)	(591,243)
Annuity benefits	(26,636)	(26,213)	(3,636)	(3,893)	(10,396)	(11,773)	-	-
Contract maintenance charges (note 2)	(29)	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,273)	(19,218)	(5,603)	(4,625)	(3,445)	(7,010)	(127)	-
Adjustments to maintain reserves	(28)	(176)	(25)	201	(11)	46	(16)	(15)

Net equity transactions	(154,001)	(17,474,945)	(5,017,174)	(11,442,830)	(3,000,782)	(3,761,119)	2,681,491	2,357,111

Net change in contract owners’ equity	11,749,595	(14,241,257)	(275,085)	(14,449,752)	(1,557,984)	(6,326,833)	2,756,195	2,364,729
Contract owners’ equity beginning of period	70,450,384	84,691,641	30,658,554	45,108,306	13,454,269	19,781,102	2,364,729	-

Contract owners’ equity end of period	$82,199,979	70,450,384	30,383,469	30,658,554	11,896,285	13,454,269	5,120,924	2,364,729

CHANGES IN UNITS:
Beginning units	3,451,947	4,324,579	2,824,384	3,816,483	988,441	1,234,813	233,219	-
Units purchased	771,291	670,131	230,507	254,064	73,849	155,605	375,144	320,771
Units redeemed	(785,610)	(1,542,763)	(658,283)	(1,246,163)	(282,151)	(401,977)	(114,139)	(87,552)

Ending units	3,437,628	3,451,947	2,396,608	2,824,384	780,139	988,441	494,224	233,219

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRMIC		WRMCG		WRMMP		WRRESP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(45,214)	(53,573)	(157,352)	(183,733)	(242,326)	(311,359)	(33,251)	(35,314)
Realized gain (loss) on investments	80,931	180,551	700,091	1,152,384	-	-	(354,533)	(1,002,965)
Change in unrealized gain (loss) on investments	38,839	(552,173)	(272,612)	(1,829,127)	-	-	1,651,739	1,405,801
Reinvested capital gains	330,117	-	1,358,391	572,924	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	404,673	(425,195)	1,628,518	(287,552)	(242,326)	(311,359)	1,263,955	367,522

Equity transactions:
Purchase payments received from contract owners (note 3)	53,286	140,809	179,002	142,513	4,001,718	5,639,323	69,649	76,866
Transfers between funds	(98,706)	(404,028)	1,190,191	(319,585)	8,008,357	19,152,881	(299,561)	(374,273)
Redemptions (note 3)	(454,627)	(1,062,496)	(2,238,193)	(3,956,969)	(18,945,495)	(26,960,393)	(1,419,078)	(2,158,301)
Annuity benefits	(4,177)	(4,331)	-	-	(27,982)	(29,475)	(5,575)	(5,243)
Contract maintenance charges (note 2)	-	-	(12)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(464)	(1,789)	(1,546)	(4,184)	(1,088)	(29,049)	(4,759)	(3,644)
Adjustments to maintain reserves	(74)	(48)	(122)	(86)	2,403	3,406	(5)	(46)

Net equity transactions	(504,762)	(1,331,883)	(870,680)	(4,138,311)	(6,962,087)	(2,223,307)	(1,659,329)	(2,464,641)

Net change in contract owners’ equity	(100,089)	(1,757,078)	757,838	(4,425,863)	(7,204,413)	(2,534,666)	(395,374)	(2,097,119)
Contract owners’ equity beginning of period	3,884,101	5,641,179	13,490,037	17,915,900	26,677,961	29,212,627	8,390,276	10,487,395

Contract owners’ equity end of period	$3,784,012	3,884,101	14,247,875	13,490,037	19,473,548	26,677,961	7,994,902	8,390,276

CHANGES IN UNITS:
Beginning units	269,527	360,541	849,997	1,112,006	2,452,513	2,650,355	565,907	733,906
Units purchased	37,136	40,131	168,001	243,149	1,951,749	3,773,046	51,217	89,096
Units redeemed	(69,425)	(131,145)	(218,359)	(505,158)	(2,598,997)	(3,970,888)	(154,402)	(257,095)

Ending units	237,238	269,527	799,639	849,997	1,805,265	2,452,513	462,722	565,907

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRSTP		WRSCP		WRSCV		WRVP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(729,999)	(847,410)	(573,350)	(733,076)	(43,428)	(51,857)	88,704	(214,694)
Realized gain (loss) on investments	3,165,662	5,972,317	1,074,573	3,350,929	47,512	(43,492)	369,928	951,028
Change in unrealized gain (loss) on investments	8,054,879	(12,014,698)	712,618	(10,215,660)	603,667	(1,117,820)	3,195,112	(5,188,767)
Reinvested capital gains	4,612,332	2,726,712	1,191,119	568,594	432,601	-	3,707,698	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,102,874	(4,163,079)	2,404,960	(7,029,213)	1,040,352	(1,213,169)	7,361,442	(4,452,433)

Equity transactions:
Purchase payments received from contract owners (note 3)	716,187	789,729	607,736	710,211	28,221	128,854	284,770	375,709
Transfers between funds	(2,099,521)	(2,257,905)	(1,209,598)	(2,056,650)	(741,761)	(48,254)	(2,077,472)	(637,182)
Redemptions (note 3)	(10,173,047)	(17,368,817)	(8,445,057)	(14,225,533)	(1,120,619)	(1,640,589)	(8,260,379)	(12,408,656)
Annuity benefits	(1,825)	(2,200)	(988)	(1,055)	(11,390)	(12,198)	(9,727)	(11,099)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15,271)	(13,775)	(5,569)	(7,988)	(1,569)	(1,880)	(8,178)	(5,921)
Adjustments to maintain reserves	454	1,426	(34)	208	(76)	45	(85)	(123)

Net equity transactions	(11,573,023)	(18,851,542)	(9,053,510)	(15,580,807)	(1,847,194)	(1,574,022)	(10,071,071)	(12,687,272)

Net change in contract owners’ equity	3,529,851	(23,014,621)	(6,648,550)	(22,610,020)	(806,842)	(2,787,191)	(2,709,629)	(17,139,705)
Contract owners’ equity beginning of period	60,789,189	83,803,810	52,933,812	75,543,832	6,816,124	9,603,315	45,678,261	62,817,966

Contract owners’ equity end of period	$64,319,040	60,789,189	46,285,262	52,933,812	6,009,282	6,816,124	42,968,632	45,678,261

CHANGES IN UNITS:
Beginning units	4,392,183	5,651,827	3,922,926	4,957,025	531,829	644,275	3,517,161	4,443,444
Units purchased	185,344	399,763	184,124	346,381	35,078	100,136	138,357	421,236
Units redeemed	(904,717)	(1,659,407)	(810,512)	(1,380,480)	(166,648)	(212,582)	(839,993)	(1,347,519)

Ending units	3,672,810	4,392,183	3,296,538	3,922,926	400,259	531,829	2,815,525	3,517,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SVOF		WFVSCG		JAGTS2		JAIGS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,746)	(4,162)	(71,159)	(98,023)	(50,716)	(179,913)	(236,327)	(677,304)
Realized gain (loss) on investments	35,599	33,857	367,404	(25,482)	1,480,930	3,659,801	(4,957,678)	(4,161,614)
Change in unrealized gain (loss) on investments	984	(46,626)	(159,584)	(418,005)	720,539	(5,071,672)	12,289,824	(28,487,796)
Reinvested capital gains	85	-	288,716	-	-	-	-	883,573

Net increase (decrease) in contract owners’ equity resulting from operations	32,922	(16,931)	425,377	(541,510)	2,150,753	(1,591,784)	7,095,819	(32,443,141)

Equity transactions:
Purchase payments received from contract owners (note 3)	(13,592)	8,808	84,357	156,757	161,441	705,174	396,635	2,067,982
Transfers between funds	(33,182)	32,303	(924,901)	(3,589,206)	(12,814,174)	(1,648,670)	(60,982,505)	(20,494,124)
Redemptions (note 3)	(54,338)	(39,193)	(1,022,632)	(976,029)	(866,193)	(2,899,241)	(2,479,019)	(14,809,383)
Annuity benefits	(2,156)	(2,175)	(3,848)	(836)	(1,022)	-	(6,329)	(28,154)
Contract maintenance charges (note 2)	(50)	(61)	(50)	(58)	(155)	(403)	(867)	(2,345)
Contingent deferred sales charges (note 2)	-	-	(868)	(914)	(1,316)	(6,660)	(3,807)	(28,329)
Adjustments to maintain reserves	555	1,526	(151)	34	68	(227)	13,871	(352)

Net equity transactions	(102,763)	1,208	(1,868,093)	(4,410,252)	(13,521,351)	(3,850,027)	(63,062,021)	(33,294,705)

Net change in contract owners’ equity	(69,841)	(15,723)	(1,442,716)	(4,951,762)	(11,370,598)	(5,441,811)	(55,966,202)	(65,737,846)
Contract owners’ equity beginning of period	276,065	291,788	6,492,523	11,444,285	11,370,598	16,812,409	55,968,812	121,706,658

Contract owners’ equity end of period	$206,224	276,065	5,049,807	6,492,523	-	11,370,598	2,610	55,968,812

CHANGES IN UNITS:
Beginning units	20,470	20,045	412,796	688,377	816,960	1,087,988	2,777,451	4,043,040
Units purchased	412	3,055	78,778	2,282,456	253,306	531,003	137,973	357,591
Units redeemed	(7,903)	(2,630)	(191,225)	(2,558,037)	(1,070,266)	(802,031)	(2,915,424)	(1,623,180)

Ending units	12,979	20,470	300,349	412,796	-	816,960	-	2,777,451

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVCA		AVCA2		AVCD2		VWEMR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(184)	(637)	(5,570)	(17,456)	(5,193)	(20,614)	(55,341)	8,027
Realized gain (loss) on investments	2,124	2,265	296,939	57,235	12,901	165,846	1,282,315	3,107,435
Change in unrealized gain (loss) on investments	4,827	(6,397)	(139,590)	(148,759)	152,643	(342,968)	1,198,502	(8,037,696)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,767	(4,769)	151,779	(108,980)	160,351	(197,736)	2,425,476	(4,922,234)

Equity transactions:
Purchase payments received from contract owners (note 3)	211	2,646	(9,303)	12,095	(95,257)	4,350	176,919	222,576
Transfers between funds	(51,417)	(779)	(1,124,190)	115,924	(1,218,251)	432,615	(14,544,702)	(3,772,539)
Redemptions (note 3)	(641)	(45,558)	(44,681)	(161,106)	(79,149)	(248,559)	(760,630)	(2,331,614)
Annuity benefits	-	-	(2,391)	(7,517)	(1,481)	(6,690)	-	-
Contract maintenance charges (note 2)	-	-	(6)	(16)	(9)	(37)	(51)	(188)
Contingent deferred sales charges (note 2)	-	-	-	(196)	(88)	(183)	(1,519)	(3,774)
Adjustments to maintain reserves	(11)	8	13	(61)	1,303	14	(54)	(257)

Net equity transactions	(51,858)	(43,683)	(1,180,558)	(40,877)	(1,392,932)	181,510	(15,130,037)	(5,885,796)

Net change in contract owners’ equity	(45,091)	(48,452)	(1,028,779)	(149,857)	(1,232,581)	(16,226)	(12,704,561)	(10,808,030)
Contract owners’ equity beginning of period	45,091	93,543	1,028,779	1,178,636	1,232,581	1,248,807	12,704,561	23,512,591

Contract owners’ equity end of period	$-	45,091	-	1,028,779	-	1,232,581	-	12,704,561

CHANGES IN UNITS:
Beginning units	4,899	9,360	123,477	125,988	125,245	110,859	606,157	823,233
Units purchased	53	283	31,499	22,031	13,084	160,531	63,022	135,518
Units redeemed	(4,952)	(4,744)	(154,976)	(24,542)	(138,329)	(146,145)	(669,179)	(352,594)

Ending units	-	4,899	-	123,477	-	125,245	-	606,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAR		CSIEF3		OVHI3		OVHI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(135,685)	47,550	-	22,508	150,089	227,203	8,419	10,021
Realized gain (loss) on investments	1,438,506	806,908	-	(53,706)	(118,307)	52,966	(141,750)	(188,774)
Change in unrealized gain (loss) on investments	(2,152,832)	(9,382,890)	-	(126,839)	77,686	(276,243)	139,798	177,894
Reinvested capital gains	2,537,636	586,535	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,687,625	(7,941,897)	-	(158,037)	109,468	3,926	6,467	(859)

Equity transactions:
Purchase payments received from contract owners (note 3)	181,890	1,239,969	-	30,392	11,575	19,578	-	-
Transfers between funds	(34,177,336)	(643,831)	-	(829,249)	(802,165)	(1,566,303)	(52,563)	(43,383)
Redemptions (note 3)	(1,860,428)	(6,465,332)	-	(152,497)	(274,828)	(333,477)	(18,813)	(16,801)
Annuity benefits	(1,439)	(4,812)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(150)	(354)	-	(2)	(21)	(16)	(6)	(8)
Contingent deferred sales charges (note 2)	(2,292)	(5,469)	-	(234)	(81)	(104)	(5)	(2)
Adjustments to maintain reserves	2,712	(741)	-	9	(61)	(112)	(18)	(38)

Net equity transactions	(35,857,043)	(5,880,570)	-	(951,581)	(1,065,581)	(1,880,434)	(71,405)	(60,232)

Net change in contract owners’ equity	(34,169,418)	(13,822,467)	-	(1,109,618)	(956,113)	(1,876,508)	(64,938)	(61,091)
Contract owners’ equity beginning of period	34,169,418	47,991,885	-	1,109,618	956,113	2,832,621	64,938	126,029

Contract owners’ equity end of period	$-	34,169,418	-	-	-	956,113	-	64,938

CHANGES IN UNITS:
Beginning units	1,173,183	1,361,957	-	98,789	347,539	995,159	21,860	40,971
Units purchased	75,075	509,268	-	29,974	140,416	324,374	-	-
Units redeemed	(1,248,258)	(698,042)	-	(128,763)	(487,955)	(971,994)	(21,860)	(19,111)

Ending units	-	1,173,183	-	-	-	347,539	-	21,860

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVHIS		WSCP		NVAGF3		AVB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,514	1,947	-	(15,041)	-	40,952	-	4,571
Realized gain (loss) on investments	(61,910)	(12,083)	-	642,075	-	(126,856)	-	11,198
Change in unrealized gain (loss) on investments	60,885	9,270	-	(918,498)	-	52,091	-	(1,919)
Reinvested capital gains	-	-	-	-	-	62,150	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,489	(866)	-	(291,464)	-	28,337	-	13,850

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	34,713	-	8,540	-	281
Transfers between funds	(23,240)	-	-	(3,796,969)	-	(1,444,499)	-	(201,043)
Redemptions (note 3)	(14)	(657)	-	(729,863)	-	(129,731)	-	(14,275)
Annuity benefits	(1,828)	(2,300)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(45)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(6)	-	(475)	-	(319)	-	-
Adjustments to maintain reserves	-	2	-	(166)	-	(46)	-	(10)

Net equity transactions	(25,082)	(2,961)	-	(4,492,805)	-	(1,566,055)	-	(215,047)

Net change in contract owners’ equity	(22,593)	(3,827)	-	(4,784,269)	-	(1,537,718)	-	(201,197)
Contract owners’ equity beginning of period	22,593	26,420	-	4,784,269	-	1,537,718	-	201,197

Contract owners’ equity end of period	$-	22,593	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	6,674	7,510	-	387,091	-	125,863	-	20,191
Units purchased	-	102	-	12,436	-	4,995	-	7,085
Units redeemed	(6,674)	(938)	-	(399,527)	-	(130,858)	-	(27,276)

Ending units	-	6,674	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR2		GEF		AMRS		GEF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	(31)	-	8,033	(14)	(31)	-	4,493
Realized gain (loss) on investments	-	245	-	1,344,123	758	331	-	(807,515)
Change in unrealized gain (loss) on investments	-	(543)	-	(1,476,223)	(624)	(547)	-	710,618
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(329)	-	(124,067)	120	(247)	-	(92,404)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	2,483	(1,549)	-	-	43,268
Transfers between funds	-	841	-	(6,415,206)	(4,437)	-	-	(4,778,668)
Redemptions (note 3)	-	(2,556)	-	(673,810)	-	-	-	(287,291)
Annuity benefits	-	-	-	(1,742)	2,448	(1,054)	-	-
Contract maintenance charges (note 2)	-	-	-	(65)	-	-	-	(64)
Contingent deferred sales charges (note 2)	-	-	-	(339)	-	-	-	(987)
Adjustments to maintain reserves	-	(5)	-	9,654	635	(6)	-	168

Net equity transactions	-	(1,720)	-	(7,079,025)	(2,903)	(1,060)	-	(5,023,574)

Net change in contract owners’ equity	-	(2,049)	-	(7,203,092)	(2,783)	(1,307)	-	(5,115,978)
Contract owners’ equity beginning of period	-	2,049	-	7,203,092	2,783	4,090	-	5,115,978

Contract owners’ equity end of period	$-	-	-	-	-	2,783	-	-

CHANGES IN UNITS:
Beginning units	-	217	-	475,495	244	331	-	252,208
Units purchased	-	82	-	536	-	-	-	8,919
Units redeemed	-	(299)	-	(476,031)	(244)	(87)	-	(261,127)

Ending units	-	-	-	-	-	244	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALLIANCE BERNSTEIN FUNDS

  VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

BB&T FUNDS

  Sterling Capital Strategic Allocation Equity VIF (BBCMAG)

  Sterling Capital Select Equity VIF (BBGI)

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION FUNDS

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

  The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

  VA International Equity Fund (HVIE)

  VA Situs Fund (HVSIT)

INVESCO AIM INVESTMENTS

  V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

  Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

  Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)*

  Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

  Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

  Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Service Class (MIGSC)*

  Mid Cap Growth Series - Service Class (MMCGSC)

  New Discovery Series - Service Class (MNDSC)

  Value Series - Service Class (MVFSC)

  Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)

  Core Plus Fixed Income Portfolio - Class II (MSVF2)

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Global Tactical Asset Allocation Portfolio- Class I (MSVIM)*

  Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

  U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  Federated NVIT High Income Bond Fund - Class III (HIBF3)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT Emerging Markets Fund - Class III (GEM3)

  NVIT Emerging Markets Fund - Class VI (GEM6)

  NVIT International Equity Fund - Class I (GIG)

  NVIT International Equity Fund - Class III (GIG3)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)*

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Bond Fund - Class I (NVCBD1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  NVIT Core Bond Fund - Class II (NVCBD2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Nationwide Fund - Class II (TRF2)

  NVIT Government Bond Fund - Class I (GBF)

  NVIT Government Bond Fund - Class II (GBF2)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT International Index Fund - Class VIII (GVIX8)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

  NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)*

  NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

  NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Manager Small Company Fund - Class II (SCF2)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Large Cap Growth Fund - Class II (NVOLG2)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  Van Kampen NVIT Comstock Value Fund - Class I (EIF)

  NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Growth and Income Portfolio - Class B (ALVGIB)

  VPS Large Cap Growth Portfolio: Class B (ALVPGB)

  VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class I (ACVIG)

  VP Income & Growth Fund - Class II (ACVIG2)

  American Century VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class I (ACVI)

  VP International Fund - Class III (ACVI3)

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Mid Cap Value Fund - Class II (ACVMV2)*

  VP Ultra(R) Fund - Class I (ACVU1)

  VP Ultra(R) Fund - Class II (ACVU2)*

  VP Value Fund - Class I (ACVV)

  VP Vista(SM) Fund - Class I (ACVVS1)*

  VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

  Appreciation Portfolio - Service Shares (DCAPS)

  Opportunistic Small Cap Portfolio: Initial Shares (DSC)

  Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

  International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Capital Appreciation Fund II - Service Shares (FCA2S)

  High Income Bond Fund II - Service Shares (FHIBS)

  Quality Bond Fund II - Primary Shares (FQB)

  Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

  VIP Contrafund Portfolio - Service Class (FCS)

  VIP Energy Portfolio - Service Class 2 (FNRS2)

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Equity-Income Portfolio - Service Class 2 (FEI2)

  VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

  VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)*

  VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

  VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

  VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

  VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

  VIP Growth Opportunities Portfolio - Service Class (FGOS)

  VIP Growth Portfolio - Service Class (FGS)

  VIP Growth Portfolio - Service Class 2 (FG2)

  VIP High Income Portfolio - Service Class (FHIS)

  VIP High Income Portfolio - Service Class R (FHISR)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Mid Cap Portfolio - Service Class 2 (FMC2)

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Overseas Portfolio - Service Class 2 R (FO2R)

  VIP Overseas Portfolio - Service Class R (FOSR)

  VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)*

  Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

  Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

  Templeton Foreign Securities Fund - Class 1 (TIF)*

  Templeton Foreign Securities Fund - Class 2 (TIF2)*

  Templeton Foreign Securities Fund - Class 3 (TIF3)

  Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

  Guardian Portfolio - I Class Shares (AMGP)

  International Portfolio - S Class Shares (AMINS)*

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

  Global Securities Fund/VA - Class 3 (OVGS3)

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Global Securities Fund/VA - Service Class (OVGSS)

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Main Street Fund(R)/VA - Service Class (OVGIS)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)*

  Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

  Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Real Return Portfolio - Administrative Class (PMVRRA)

  Total Return Portfolio - Administrative Class (PMVTRA)

  Total Return Portfolio - Advisor Class (PMVTRD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  Putnam VT Growth and Income Fund - Class IB (PVGIB)*

  Putnam VT International Equity Fund - Class IB (PVTIGB)*

  Putnam VT Voyager Fund - Class IB (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

  Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)

  Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)

  Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)

  Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

  V.I. Core Equity Fund - Series I (AVGI)

  V.I. Core Equity Fund - Series II (AVCE2)

  V.I. Equity and Income Fund - Series I (IVKEI1)

  V.I. Global Health Care Fund - Series I (IVHS)

  V.I. Global Real Estate Fund - Series I (IVRE)

  V.I. International Growth Fund - Series I (AVIE)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

  Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

  Micro-Cap Portfolio - Investment Class (ROCMC)

SECURITY BENEFIT LIFE

  SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)

  Series J (Mid Cap Growth Series) (SBLJ)

  Series N (Managed Asset Allocation Series) (SBLN)

  Series O (All Cap Value Series) (SBLO)

  Series P (High Yield Series) (SBLP)

  Series Q (Small Cap Value Series) (SBLQ)

  Series V (Mid Cap Value Series) (SBLV)

  Series X (Small Cap Growth Series) (SBLX)

  SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)

T. ROWE PRICE

  Health Sciences Portfolio - II (TRHS2)

  Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

  Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

  VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

  VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - Balanced (WRBP)

  Variable Insurance Portfolios - Bond (WRBDP)

  Variable Insurance Portfolios - Core Equity (WRCEP)

  Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

  Variable Insurance Portfolios - Energy (WRENG)

  Variable Insurance Portfolios - Global Bond (WRGBP)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  Variable Insurance Portfolios - Global Natural Resources (WRGNR)

  Variable Insurance Portfolios - Growth (WRGP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - International Growth (WRIP)

  Variable Insurance Portfolios - International Core Equity (WRI2P)

  Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

  Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

  Variable Insurance Portfolios - Money Market (WRMMP)

  Variable Insurance Portfolios - Real Estate Securities (WRRESP)

  Variable Insurance Portfolios - Science and Technology (WRSTP)

  Variable Insurance Portfolios - Small Cap Growth (WRSCP)

  Variable Insurance Portfolios - Small Cap Value (WRSCV)

  Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

  Advantage VT Opportunity Fund - Class 2 (SVOF)

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

  VT Omega Growth - Class 1 (EVOM)*

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%

(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.

(2) Includes Waddill & Reed Advisors select Reserve product.

(3) Includes NEA Select product.

(4) Includes Key Bank and Paine Weber products.

(5) Available beginning January 2, 2001 or a later date if state law requires.

(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.

(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option

(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.

(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.

(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	ALVDAB	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS

0.95%	$18,411,248	$-	$955	$2,299	$87,520	$1,016,521	$129,885	$-
1.00%	6,452,144	-	-	-	31,800	460,822	61,617	-
1.05%	1,312,255	-	-	1	5,450	100,517	15,056	-
1.10%	10,091,582	-	657	1,505	43,103	352,629	81,070	-
1.15%	4,934,498	-	932	1,362	35,019	187,484	26,083	-
1.20%	10,524,864	12	-	-	120,410	606,295	61,339	-
1.25%	2,146,930	64	358	103	11,632	90,390	10,399	-
1.30%	1,885,905	-	22	2,241	18,847	84,077	7,688	-
1.35%	2,408,388	-	63	142	17,858	127,813	9,484	-
1.40%	2,926,404	-	253	1,315	21,914	101,531	11,919	-
1.45%	468,740	-	122	132	3,338	20,059	1,039	-
1.50%	1,082,951	-	-	-	3,743	24,443	4,260	432
1.55%	833,386	-	-	20	4,431	11,188	1,191	-
1.60%	1,171,335	-	1,425	-	7,196	36,312	1,135	47
1.65%	1,193,469	-	-	-	5,537	23,585	2,354	258
1.70%	121,580	-	1,848	-	565	9,647	295	-
1.75%	650,538	-	-	-	1,223	11,112	2,572	-
1.80%	429,511	-	-	-	3,296	5,902	477	-
1.85%	148,530	-	-	-	947	2,570	88	-
1.90%	96,500	-	-	-	6,146	448	206	-
1.95%	410,217	-	-	-	2,323	33	-	35
2.00%	55,203	-	-	-	137	272	-	-
2.05%	286,741	-	-	-	-	2,287	1,034	-
2.10%	249,899	-	-	-	234	-	-	391
2.15%	47,358	-	-	-	-	186	-	-
2.20%	254,001	-	-	-	1,619	2,086	-	-
2.25%	620,828	-	-	-	-	13,587	-	-
2.35%	21,800	-	-	-	-	-	-	-
2.40%	1,076	-	-	-	-	-	-	-
2.45%	30,416	-	-	-	-	-	-	36
2.50%	18,912	-	-	-	-	-	-	-
2.60%	63,898	-	-	-	-	-	-	2

Totals	$69,351,107	$76	$6,635	$9,120	$434,288	$3,291,796	$429,191	$1,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS	JACAS

0.95%	$-	$437	$2,491	$-	$2,341	$37,998	$-	$264,676
1.00%	-	18	287	-	254	17,443	-	156,801
1.05%	-	-	30	-	42	2,819	-	22,257
1.10%	-	23	195	-	881	13,728	-	105,470
1.15%	-	137	6	5	133	6,575	-	44,716
1.20%	-	130	441	-	1,993	31,725	-	204,145
1.25%	-	-	129	-	715	4,465	983	33,897
1.30%	-	-	-	-	1	8,171	-	52,964
1.35%	5	-	151	-	29	5,988	-	40,678
1.40%	-	-	314	-	678	5,402	-	40,839
1.45%	-	-	-	-	-	216	-	4,883
1.50%	-	-	-	-	750	1,518	-	21,877
1.55%	-	-	353	-	-	1,853	-	9,275
1.60%	-	-	375	-	-	3,155	-	11,908
1.65%	-	-	-	-	851	4,261	-	15,753
1.70%	-	-	-	-	-	164	-	2,576
1.75%	-	-	-	-	68	64	-	2,649
1.80%	-	-	-	-	81	629	-	4,448
1.85%	-	-	-	-	-	673	-	1,016
1.90%	-	-	-	-	-	-	-	216
1.95%	-	-	-	-	114	1,588	-	1,596
2.00%	-	-	-	-	23	-	-	391
2.05%	-	-	-	-	578	735	-	3,537
2.10%	-	-	-	-	1	117	-	-
2.15%	-	-	-	-	47	-	-	1
2.20%	-	-	-	-	287	616	-	194
2.25%	-	-	-	-	170	-	-	8,118
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$5	$745	$4,772	$5	$10,037	$149,903	$983	$1,054,881

	JAGTS	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI

0.95%	$76,157	$221,269	$-	$-	$666	$122,923	$26,659	$8,641
1.00%	48,711	124,704	-	-	143	32,530	4,154	2,173
1.05%	7,197	18,838	-	-	59	5,723	448	76
1.10%	34,637	101,283	-	-	170	32,580	5,867	2,746
1.15%	12,702	46,357	-	-	129	18,399	3,377	1,361
1.20%	45,726	190,755	-	-	74	68,190	9,688	7,092
1.25%	10,757	25,810	2,192	-	141	7,120	613	2,665
1.30%	8,096	24,437	-	-	-	15,522	1,893	1,307
1.35%	12,849	28,975	-	-	19	10,615	1,602	956
1.40%	5,304	27,566	-	-	18	15,599	2,328	2,058
1.45%	1,506	4,179	-	-	3	2,084	147	-
1.50%	2,145	9,725	-	3,056	1,154	9,426	1,171	254
1.55%	624	3,891	-	-	142	2,026	1,730	98
1.60%	1,366	5,973	-	627	1,426	4,760	1,025	205
1.65%	1,500	8,406	-	3,210	1,340	9,591	628	672
1.70%	163	1,193	-	-	-	633	789	35
1.75%	560	4,422	-	1,742	315	4,290	765	5,199
1.80%	1,199	3,302	-	958	403	2,097	286	55
1.85%	120	465	-	-	305	192	1,736	321
1.90%	138	248	-	1,608	372	470	39	-
1.95%	-	414	-	2,952	3,478	3,491	6,059	22
2.00%	-	173	-	-	-	2,496	-	-
2.05%	1,031	1,775	-	3,679	2,848	2,478	155	-
2.10%	25	-	-	2,135	1,353	2,673	879	-
2.15%	-	57	-	-	115	1,966	-	-
2.20%	160	817	-	1,419	2,566	4,655	118	-
2.25%	-	-	48	-	-	6,526	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,174	-	-
2.50%	-	-	-	-	-	620	-	-
2.60%	-	-	-	675	119	160	360	-

	$272,673	$855,034	$2,240	$22,061	$17,358	$391,009	$72,516	$35,936

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MSVF2	MSEM	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.95%	$-	$35,333	$-	$-	$388,838	$-	$74,906	$70,419
1.00%	-	11,445	-	-	145,278	-	39,452	17,286
1.05%	-	1,668	-	-	24,934	-	10,647	10,730
1.10%	-	10,755	-	-	200,223	-	35,855	16,014
1.15%	-	5,461	-	-	98,059	-	20,245	13,914
1.20%	-	16,733	21	595	311,557	-	62,898	74,745
1.25%	430	3,605	-	167	61,021	-	17,824	4,968
1.30%	-	2,275	-	-	55,419	-	28,971	14,430
1.35%	-	7,230	-	-	67,588	-	11,700	15,963
1.40%	-	3,725	-	-	87,070	-	21,195	7,980
1.45%	-	1,913	-	-	8,728	-	3,362	608
1.50%	707	365	-	38	20,960	12,193	2,422	2,664
1.55%	-	1,072	-	-	8,792	-	3,287	2,172
1.60%	-	8,242	34	10,295	26,114	665	1,386	898
1.65%	2,089	1,677	-	-	20,128	4,168	9,205	4,327
1.70%	-	22	-	-	2,995	-	326	-
1.75%	2,589	3,618	835	5,502	8,742	2,432	128	349
1.80%	-	471	-	-	9,459	4,180	1,002	1,303
1.85%	-	77	-	-	3,149	-	1,391	50
1.90%	-	12	-	-	521	2,709	70	70
1.95%	7,069	-	-	-	43	4,574	2,700	-
2.00%	-	205	-	-	1,240	1,135	346	35
2.05%	-	-	-	-	4,918	4,178	4,259	-
2.10%	-	-	-	-	-	3,320	117	-
2.15%	-	5	-	-	8	738	-	-
2.20%	390	-	-	-	2,921	4,180	4,325	-
2.25%	2,449	-	-	-	7,992	-	39,424	8,416
2.35%	-	-	-	-	-	2,010	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	987	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	829	-	-	-	-	622	-	-

	$16,552	$115,909	$890	$16,597	$1,566,697	$48,091	$397,443	$267,341

	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6

0.95%	$54,813	$133,668	$40,108	$88,722	$105,354	$3,391	$96,416	$-
1.00%	17,985	30,583	11,526	40,469	30,432	1,551	31,058	-
1.05%	4,326	11,082	3,841	12,154	5,782	53	5,212	-
1.10%	24,360	33,820	14,421	28,932	35,210	3,044	40,163	-
1.15%	16,389	21,808	7,232	20,897	18,468	1,351	34,102	-
1.20%	43,697	75,059	34,242	38,754	65,616	917	60,267	-
1.25%	9,156	16,453	5,843	8,004	19,100	1,104	12,885	-
1.30%	24,950	41,727	4,621	11,927	18,951	186	9,159	-
1.35%	8,282	15,615	4,643	12,051	19,599	54	19,620	-
1.40%	12,051	18,326	6,037	10,141	20,416	384	12,794	-
1.45%	55	2,512	61	1,241	1,199	-	1,860	-
1.50%	1,120	5,596	1,314	3,544	1,584	78	2,749	1,848
1.55%	3,076	2,067	1,895	2,608	2,720	-	3,592	-
1.60%	1,938	3,751	479	5,887	2,394	70	4,619	1,026
1.65%	2,973	10,476	1,296	2,969	5,552	261	2,032	968
1.70%	-	102	-	681	87	6	645	-
1.75%	1,470	3,054	-	9,446	1,504	-	4,871	874
1.80%	1,231	497	72	4,248	2,183	-	1,294	79
1.85%	101	362	-	507	299	-	2,347	-
1.90%	88	88	130	26	64	-	-	181
1.95%	74	448	-	126	-	-	5,215	1,294
2.00%	-	-	37	-	11	-	326	-
2.05%	26	760	27	-	5	148	555	892
2.10%	-	-	-	-	-	-	280	617
2.15%	1	-	-	-	-	-	1	83
2.20%	23	-	30	207	35	-	432	2,773
2.25%	-	14,712	15,877	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	365
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	211

	$228,185	$442,566	$153,732	$303,541	$356,565	$12,598	$352,494	$11,211

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GIG	GIG3	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2	NVCCA2

0.95%	$20,498	$59,344	$-	$212,448	$19,156	$8,362	$24,544	$16,380
1.00%	10,202	26,597	-	105,493	2,015	2,091	11,999	6,043
1.05%	2,687	6,821	-	27,179	819	-	2,931	1,027
1.10%	8,332	21,073	-	85,640	6,020	4,053	17,498	11,969
1.15%	1,952	10,580	-	38,256	3,346	2,623	3,542	950
1.20%	7,713	52,511	-	100,349	6,532	5,304	13,853	5,648
1.25%	2,233	7,218	1,227	17,291	2,147	1,307	7,342	4,578
1.30%	3,205	6,932	-	26,766	348	-	2,512	8,388
1.35%	1,240	9,855	-	28,764	881	530	5,086	5,554
1.40%	1,298	5,753	-	21,143	1,017	75	5,080	1,282
1.45%	184	1,728	-	4,369	81	-	709	-
1.50%	441	2,735	-	5,561	390	-	255	1,255
1.55%	261	1,691	-	5,584	241	623	937	273
1.60%	221	4,250	-	6,706	149	-	294	-
1.65%	709	745	-	5,106	587	560	2,598	-
1.70%	-	341	-	1,149	93	-	-	-
1.75%	-	2,210	-	794	77	-	-	-
1.80%	471	589	-	1,965	-	-	-	2,469
1.85%	190	363	-	473	-	-	-	-
1.90%	-	-	-	1,612	-	-	2,638	-
1.95%	-	187	-	-	-	-	-	-
2.00%	-	64	-	24	-	-	-	-
2.05%	68	650	-	1,775	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	4	-	-	-	-	-	-
2.20%	72	499	-	308	-	-	-	-
2.25%	-	-	-	458	695	56	4,546	3,578
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$61,977	$222,740	$1,227	$699,213	$44,594	$25,584	$106,364	$69,394

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF

0.95%	$24,926	$41,302	$18,965	$24,144	$24,890	$-	$16,234	$437,529
1.00%	10,339	33,355	10,264	7,869	15,777	-	5,222	237,131
1.05%	757	1,011	-	2,990	1,750	-	1,463	40,795
1.10%	6,465	27,667	9,233	16,117	5,877	-	4,567	110,977
1.15%	1,184	21,432	3,964	5,653	6,997	-	3,402	35,552
1.20%	18,110	39,702	16,572	19,983	23,746	-	24,309	109,336
1.25%	12,675	10,043	7,116	3,110	1,840	-	3,288	26,625
1.30%	4,174	4,454	3,021	5,210	2,379	-	8,772	18,825
1.35%	9,551	16,280	5,368	5,876	5,960	-	849	16,603
1.40%	4,953	1,170	-	5,474	4,632	-	1,657	23,185
1.45%	807	1,163	-	-	325	-	-	5,025
1.50%	1,652	786	-	-	1,638	2,365	170	9,831
1.55%	3,957	410	608	-	165	-	-	2,042
1.60%	2,515	2,420	246	-	1,012	622	1,210	6,843
1.65%	1,427	3,013	-	-	325	1,793	39	4,878
1.70%	-	-	-	391	606	-	23	1,854
1.75%	960	-	-	-	172	126	105	3,786
1.80%	419	2,764	-	-	109	62	-	1,786
1.85%	-	-	-	1,183	36	-	-	720
1.90%	-	-	-	-	-	-	-	61
1.95%	-	-	-	30	1	3,669	15	56
2.00%	53	-	259	-	-	-	-	-
2.05%	-	-	-	-	-	6,329	-	118
2.10%	-	-	-	-	-	738	-	458
2.15%	-	-	-	-	-	-	-	169
2.20%	-	-	-	-	-	727	29	632
2.25%	7,684	24,558	25,105	2,040	3,112	-	2,524	10,143
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	685	-	-
2.50%	-	-	-	-	-	369	-	-
2.60%	-	-	-	-	-	-	-	-

	$112,608	$231,530	$100,721	$100,070	$101,349	$17,485	$73,878	$1,104,960

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2

0.95%	$-	$689,024	$-	$116,761	$17,770	$103,397	$17,572	$5,954
1.00%	-	277,558	-	62,228	920	14,605	6,852	483
1.05%	-	64,117	-	17,686	320	6,808	472	-
1.10%	-	277,337	-	28,916	3,321	64,930	5,534	2,299
1.15%	-	129,433	-	13,505	942	25,161	7,997	138
1.20%	-	438,727	-	30,508	4,484	60,721	5,792	486
1.25%	-	56,931	-	5,180	3,649	58,516	667	990
1.30%	-	70,660	-	7,984	94	4,899	3,109	-
1.35%	-	76,588	-	5,642	280	24,622	268	818
1.40%	-	109,652	-	4,667	463	21,328	1,562	110
1.45%	-	7,246	-	272	4	5,702	16	-
1.50%	1,001	16,667	23,267	2,578	20	13,609	-	-
1.55%	-	23,188	-	1,321	-	7,082	3,414	-
1.60%	583	40,215	5,004	866	-	12,490	295	-
1.65%	2,235	20,279	15,017	818	70	13,804	-	-
1.70%	-	3,340	-	444	-	1,713	-	-
1.75%	547	22,241	8,226	1,310	-	7,078	118	-
1.80%	631	11,301	1,349	313	-	5,597	15	-
1.85%	-	3,492	-	-	45	2,118	-	-
1.90%	-	77	1,235	-	-	134	-	-
1.95%	428	29	11,537	-	-	18,852	-	-
2.00%	-	288	305	37	-	-	-	-
2.05%	826	2,284	6,372	37	-	5,607	-	-
2.10%	905	-	11,369	-	-	2,698	-	-
2.15%	-	352	-	-	-	877	-	-
2.20%	347	933	6,883	-	-	4,261	-	-
2.25%	-	20,469	-	-	-	2,897	597	1,236
2.35%	-	-	170	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	34	-	1,924	-	-	-	-	-
2.50%	556	-	270	-	-	-	-	-
2.60%	94	-	1,971	-	-	9,260	-	-

	$8,187	$2,362,428	$94,899	$301,073	$32,382	$498,766	$54,280	$12,514

	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3

0.95%	$119,461	$505,321	$196,863	$185,056	$276,889	$753,357	$-	$171,334
1.00%	23,899	162,562	41,143	42,133	117,341	301,503	-	84,614
1.05%	5,883	48,887	11,203	9,234	18,041	77,231	-	16,493
1.10%	63,270	345,497	200,136	111,078	143,262	253,282	477	42,076
1.15%	45,921	219,963	127,454	52,910	75,312	121,840	1	20,570
1.20%	90,790	333,214	150,736	88,846	184,035	495,002	-	107,466
1.25%	19,425	159,196	84,239	41,773	35,776	65,356	-	18,099
1.30%	15,000	47,071	16,099	13,957	58,164	74,527	-	19,446
1.35%	36,256	79,655	45,506	26,318	51,297	103,279	-	17,605
1.40%	27,853	174,619	84,041	41,590	42,052	116,514	-	19,808
1.45%	3,578	20,814	4,829	5,073	8,497	8,721	-	2,887
1.50%	23,148	58,269	41,885	32,730	8,403	40,660	-	15,516
1.55%	8,029	23,347	66,271	6,224	9,014	13,294	-	2,056
1.60%	27,872	114,404	34,994	25,869	14,235	28,756	-	4,166
1.65%	18,363	71,131	40,933	30,104	11,262	56,933	-	5,136
1.70%	33	7,570	2,565	5,055	1,951	1,985	-	346
1.75%	8,421	75,904	16,965	23,694	14,316	30,932	-	1,009
1.80%	1,404	40,845	10,806	9,231	5,025	18,945	-	2,689
1.85%	5,115	8,679	6,180	1,444	2,499	3,605	-	499
1.90%	528	3,515	1,799	7,214	315	6,035	-	79
1.95%	8,152	13,070	20,949	3,739	2,923	7,431	-	793
2.00%	-	2,017	-	1,631	484	408	-	11
2.05%	2,748	17,195	9,001	8,522	4,199	16,189	-	1,024
2.10%	7,759	19,410	20,224	16,055	915	5,760	-	-
2.15%	2,154	5,567	7,244	7,739	226	3,174	-	67
2.20%	13,459	15,750	15,079	18,459	1,970	3,910	-	674
2.25%	4,216	77,900	54,698	10,184	2,234	12,011	-	42
2.35%	298	6,828	1,520	323	-	1,136	-	-
2.40%	-	-	1,024	-	-	-	-	-
2.45%	-	2,346	2,163	1,019	-	34	-	-
2.50%	3,211	2,463	2,447	3,848	-	-	-	-
2.60%	3,466	1,346	1,958	4,800	-	1,589	-	-

	$589,712	$2,664,355	$31,320,954	$835,852	$1,090,637	$2,623,399	$478	$554,505

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1

0.95%	$-	$24,425	$-	$60,134	$-	$20,934	$3,642	$279,575
1.00%	-	7,028	-	25,251	-	9,671	437	134,159
1.05%	-	2,079	-	2,456	-	1,519	449	20,433
1.10%	-	9,285	-	31,929	-	9,348	1,490	126,601
1.15%	-	8,867	-	28,880	-	9,241	901	55,947
1.20%	-	25,804	-	42,045	-	13,564	1,825	156,053
1.25%	26	2,919	1,935	11,077	-	2,926	2,708	37,621
1.30%	-	11,850	-	5,559	-	1,360	297	13,005
1.35%	-	2,915	-	12,058	-	2,102	358	27,992
1.40%	-	3,470	-	10,057	-	4,834	6,616	31,772
1.45%	-	137	-	1,476	-	346	138	5,246
1.50%	-	516	1,535	4,938	1,456	1,455	5,099	14,123
1.55%	-	1,004	-	1,219	-	580	-	4,914
1.60%	-	2,402	119	8,996	328	6,666	1,200	9,100
1.65%	-	803	1,526	9,970	1,633	676	4,426	16,468
1.70%	-	66	-	664	-	162	8	2,051
1.75%	-	1,250	286	5,417	196	1,894	1,940	2,775
1.80%	-	1,747	-	3,076	14	1,675	855	4,152
1.85%	-	722	-	98	-	143	-	802
1.90%	-	-	-	491	72	100	841	703
1.95%	-	12	231	2,391	2,742	-	5,787	753
2.00%	-	36	-	368	-	154	27	248
2.05%	-	591	472	2,541	434	9	1,504	3,834
2.10%	-	-	377	1,503	514	-	4,243	-
2.15%	-	-	-	67	-	12	351	227
2.20%	-	658	496	1,850	2,432	2	3,827	3,680
2.25%	-	-	-	3,599	155	4	994	4,582
2.35%	-	-	30	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	4	27	-	-	-	-
2.50%	-	-	-	-	-	-	195	-
2.60%	-	-	20	990	116	-	3,692	-

	$26	$108,586	$7,031	$279,127	$10,092	$89,377	$53,850	$956,816

	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2

0.95%	$-	$153,396	$67,045	$-	$325,742	$-	$333,731	$-
1.00%	-	36,389	25,560	-	105,327	-	129,897	-
1.05%	-	7,710	3,768	-	14,237	-	19,870	-
1.10%	-	102,196	34,848	-	140,715	-	112,379	-
1.15%	-	56,122	16,075	-	60,652	-	55,258	-
1.20%	37,759	149,814	54,366	-	189,906	-	184,770	-
1.25%	-	22,098	9,371	-	31,163	-	34,174	-
1.30%	14,739	20,469	6,641	-	23,859	-	33,551	-
1.35%	12,700	34,922	13,312	-	43,035	-	32,202	-
1.40%	7,388	44,138	8,963	-	41,280	-	54,643	-
1.45%	-	2,271	923	-	6,081	-	4,361	-
1.50%	593	10,933	1,661	741	11,760	3,102	11,703	5,981
1.55%	-	6,057	6,614	-	6,643	-	5,696	-
1.60%	34	8,509	4,298	32	19,927	934	10,354	2,983
1.65%	2,010	13,508	3,448	518	12,918	2,444	8,743	3,908
1.70%	-	2,177	372	-	2,973	-	1,053	-
1.75%	217	2,792	4,336	722	12,522	899	4,812	1,457
1.80%	43	6,929	3,054	-	6,995	20	6,617	2,232
1.85%	339	768	290	-	2,039	-	821	-
1.90%	-	545	35	254	412	468	531	1,586
1.95%	-	95	12	1,611	78	1,476	83	2,637
2.00%	-	-	27	27	353	97	146	499
2.05%	347	5,751	1,397	850	2,386	491	1,963	1,624
2.10%	607	-	-	938	-	2,238	-	2,922
2.15%	-	4	167	-	209	-	1	370
2.20%	-	796	1,008	632	1,828	1,845	196	2,723
2.25%	-	730	-	-	-	-	-	-
2.35%	-	-	-	-	-	117	-	-
2.40%	-	-	-	-	11	-	-	-
2.45%	-	-	-	-	-	-	-	1,639
2.50%	-	-	-	-	-	-	-	510
2.60%	-	-	-	122	-	721	-	705

	$76,776	$689,119	$267,591	$6,447	$1,063,051	$14,852	$1,047,555	$31,776

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB

0.95%	$198,721	$40,719	$1,266,028	$-	$11,760	$52,540	$353,870	$-
1.00%	88,349	7,963	583,280	-	1,749	34,799	101,348	-
1.05%	15,998	1,599	105,450	-	899	7,992	13,645	-
1.10%	56,315	5,670	441,983	-	5,227	25,070	126,238	-
1.15%	33,733	8,028	235,412	-	5,675	28,888	65,208	-
1.20%	127,369	21,000	749,167	-	4,702	47,989	164,245	-
1.25%	18,040	4,372	147,537	-	2,784	10,002	28,358	165
1.30%	29,207	2,547	116,776	-	1,179	4,413	22,289	-
1.35%	28,373	4,254	158,228	-	897	14,579	47,865	-
1.40%	20,433	6,649	188,548	-	746	8,157	35,151	-
1.45%	2,424	92	28,891	-	94	1,305	7,884	-
1.50%	17,257	541	52,286	34,098	19	3,828	17,734	3,676
1.55%	4,726	192	24,198	-	50	3,994	6,928	-
1.60%	6,041	404	51,814	7,348	114	2,721	20,856	625
1.65%	20,308	3,539	51,726	27,292	579	6,970	18,647	4,898
1.70%	1,665	-	8,682	-	108	1,440	1,116	-
1.75%	11,945	-	23,634	13,803	61	2,172	9,097	174
1.80%	7,309	-	20,976	6,876	-	1,772	9,487	1,158
1.85%	2,426	-	3,865	-	-	2,813	1,929	-
1.90%	959	-	2,578	7,549	-	-	853	-
1.95%	8,832	-	1,156	26,602	-	6,479	7,742	3,916
2.00%	45	-	952	1,638	-	34	525	-
2.05%	12,136	-	7,399	8,994	-	744	4,694	3,100
2.10%	5,030	-	-	11,998	-	477	6,649	2,383
2.15%	4	-	12	231	-	-	13	295
2.20%	2,797	-	5,442	16,311	35	128	7,064	3,392
2.25%	-	8,610	52,266	-	-	2,103	174	-
2.35%	-	-	-	2,737	-	-	1,262	-
2.40%	-	-	12	-	-	-	18	-
2.45%	610	-	-	2,014	-	-	151	447
2.50%	-	-	-	235	-	-	585	46
2.60%	1,186	-	-	2,934	-	-	797	453

	$722,238	$116,179	$4,328,298	$170,660	$36,678	$271,409	$1,082,422	$24,728

	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1

0.95%	$-	$13,492	$182,166	$-	$248,866	$2,389	$65	$37,366
1.00%	-	5,124	67,864	-	67,927	107	-	16,605
1.05%	-	220	16,247	-	13,540	-	-	1,038
1.10%	-	12,321	79,923	-	63,417	9,465	-	13,239
1.15%	-	2,637	35,938	-	39,889	4,717	-	6,660
1.20%	-	9,635	106,578	-	188,358	406	-	30,678
1.25%	-	1,261	18,509	-	22,171	97	-	2,616
1.30%	-	1,177	21,200	-	19,183	182	-	3,587
1.35%	-	3,525	23,350	-	44,450	-	-	3,202
1.40%	-	3,262	26,378	-	30,480	13	-	4,469
1.45%	-	112	2,434	-	635	-	-	172
1.50%	1,447	5,176	7,420	2,647	9,432	-	-	705
1.55%	-	852	7,207	-	9,879	-	-	1,597
1.60%	870	875	6,793	441	10,307	-	77	2,350
1.65%	7,531	5,738	10,422	2,706	5,244	16	4	512
1.70%	-	313	529	-	289	-	-	492
1.75%	283	1,882	4,855	1,156	6,084	162	1,824	112
1.80%	409	1,784	8,762	555	5,820	-	-	317
1.85%	-	1,358	1,356	-	2,320	-	-	1,265
1.90%	-	1,378	-	315	2,272	-	-	-
1.95%	4,602	11,873	1,688	1,047	2,588	-	-	3,050
2.00%	-	27	118	65	116	-	-	-
2.05%	1,588	2,473	3,469	1,528	52	-	-	-
2.10%	1,082	2,933	115	7,183	807	-	-	237
2.15%	-	-	-	399	2,250	-	-	-
2.20%	1,047	4,497	126	513	2,359	-	-	527
2.25%	-	12,676	-	-	22,521	-	-	-
2.35%	-	348	-	1,036	226	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	100	-	-	728	-	-	-
2.50%	-	45	-	46	-	-	-	-
2.60%	216	809	-	471	658	-	-	-

	$19,075	$107,903	$633,447	$20,108	$822,868	$17,554	$1,970	$130,796

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	ACVMV2	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV

0.95%	$-	$-	$1,968	$74,564	$215,975	$-	$37	$470
1.00%	-	-	15	24,308	99,716	-	-	-
1.05%	-	-	-	2,655	27,143	-	-	-
1.10%	-	-	13,135	36,187	85,285	-	98	54
1.15%	-	-	6,701	20,183	43,298	-	-	9
1.20%	-	-	396	49,827	134,287	-	-	-
1.25%	3,198	-	361	12,295	22,001	-	61	-
1.30%	-	-	551	5,372	22,074	-	-	-
1.35%	-	-	-	22,504	27,034	-	-	-
1.40%	-	-	-	11,643	31,100	-	-	107
1.45%	-	-	-	3,237	3,036	-	-	-
1.50%	-	-	-	1,249	6,808	2,733	-	-
1.55%	-	-	-	1,866	5,163	-	203	19
1.60%	-	-	-	4,213	6,046	2,082	-	-
1.65%	-	-	73	1,970	6,307	4,065	-	-
1.70%	-	-	-	619	2,006	-	-	-
1.75%	-	1,263	-	2,825	2,270	1,271	-	-
1.80%	-	-	-	361	2,887	169	-	-
1.85%	-	-	-	916	883	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	801	1,971	2,585	-	-
2.00%	-	-	-	-	242	41	-	-
2.05%	-	-	-	1,143	1,863	2,539	-	-
2.10%	-	-	-	58	114	4,274	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	26	169	1,111	-	-
2.25%	4,232	-	-	10	2,693	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,608	-	-
2.50%	-	-	-	-	-	146	-	-
2.60%	-	-	-	-	-	1,451	-	-

	$7,430	$1,263	$23,200	$278,832	$750,371	$24,075	$399	$659

	FCA2S	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS

0.95%	$-	$-	$321,873	$-	$-	$10,918	$55,632	$666,272
1.00%	-	-	86,878	-	-	1,093	25,253	321,468
1.05%	-	-	23,328	-	-	-	3,806	70,081
1.10%	-	-	154,966	-	-	80,290	27,908	310,653
1.15%	-	-	90,536	-	-	32,173	13,812	138,166
1.20%	-	-	228,873	-	-	3,097	45,201	397,232
1.25%	-	-	41,680	-	-	1,428	7,210	69,415
1.30%	-	-	55,504	-	-	2,574	7,078	74,801
1.35%	-	-	69,526	-	-	43	12,929	100,085
1.40%	-	-	68,363	-	-	-	10,424	105,170
1.45%	-	-	8,318	-	-	-	781	8,553
1.50%	696	5,888	9,606	11,080	2,492	-	2,278	23,773
1.55%	-	-	16,115	-	-	-	2,584	18,565
1.60%	1,413	1,421	32,982	3,037	286	-	2,865	39,173
1.65%	314	4,734	21,492	12,453	1,589	-	1,769	29,696
1.70%	-	-	2,663	-	-	-	701	4,827
1.75%	-	3,200	33,671	4,776	2,395	-	2,866	18,064
1.80%	78	777	12,399	817	418	-	4,008	12,248
1.85%	-	-	2,972	-	-	-	1,681	4,337
1.90%	-	-	-	1,713	-	-	83	619
1.95%	1,350	4,468	55	12,922	1,368	-	3,865	3,240
2.00%	-	333	529	474	58	-	160	399
2.05%	1,633	7,906	1,602	12,006	1,039	-	88	6,444
2.10%	677	8,752	-	8,527	2,047	-	231	58
2.15%	136	216	84	5,062	-	-	1	8
2.20%	1,894	1,814	221	3,704	734	-	35	1,115
2.25%	-	-	1,660	-	-	-	-	15,426
2.35%	-	428	-	447	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	751	-	312	-	-	-	-
2.50%	-	-	-	151	-	-	-	-
2.60%	152	980	-	2,705	704	-	-	-

	$8,343	$41,668	$1,285,896	$80,186	$13,130	$131,616	$233,249	$2,439,888

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS

0.95%	$-	$27,971	$-	$28,077	$-	$11,567	$-	$753
1.00%	-	13,449	-	14,334	-	22,812	-	39
1.05%	-	551	-	2,563	-	613	-	-
1.10%	-	14,693	-	18,514	-	13,591	-	7,638
1.15%	-	6,516	-	3,602	-	5,237	-	1,318
1.20%	-	26,529	-	20,718	-	9,935	-	8
1.25%	-	390	170	2,279	652	1,907	2,748	-
1.30%	-	15,248	-	783	-	4,226	-	40
1.35%	-	1,660	-	918	-	2,262	-	-
1.40%	-	3,212	-	2,121	-	727	-	-
1.45%	-	-	-	416	-	-	-	-
1.50%	19,697	1,489	-	3,055	-	-	-	-
1.55%	-	94	-	1,322	-	-	-	-
1.60%	3,159	374	-	279	-	-	-	-
1.65%	13,283	5,378	-	283	-	15	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	4,674	1,873	-	-	-	-	-	-
1.80%	5,355	560	-	2,348	-	9	-	-
1.85%	-	-	-	589	-	-	-	-
1.90%	5,037	-	-	-	-	-	-	-
1.95%	10,330	-	-	1,017	-	-	-	-
2.00%	90	-	-	-	-	-	-	-
2.05%	4,997	-	-	-	-	-	-	-
2.10%	8,811	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	7,951	-	-	-	-	-	-	-
2.25%	-	-	1,018	-	1,972	-	2,137	-
2.35%	282	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	948	-	-	-	-	-	-	-
2.50%	46	-	-	-	-	-	-	-
2.60%	5,395	-	-	-	-	-	-	-

	$90,055	$119,987	$1,188	$103,218	$2,624	$72,901	$4,885	$9,796

	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS

0.95%	$512,574	$-	$155,551	$140,353	$213,643	$119,581	$-	$53,294
1.00%	287,615	-	78,717	35,567	56,990	39,676	-	33,011
1.05%	55,661	-	21,431	10,295	15,478	4,509	-	7,224
1.10%	191,660	-	56,111	36,301	55,490	55,858	-	9,225
1.15%	72,351	-	25,366	20,950	42,841	18,860	-	5,054
1.20%	315,161	-	80,942	335,924	154,667	77,077	-	31,319
1.25%	54,477	-	10,092	6,330	18,132	7,729	6,032	4,622
1.30%	59,271	-	18,853	20,286	28,694	10,683	-	4,684
1.35%	47,378	-	17,712	22,671	19,786	19,130	-	2,070
1.40%	50,324	-	12,603	12,686	30,858	19,644	-	2,072
1.45%	5,893	-	1,148	2,337	986	2,164	-	1,060
1.50%	23,143	8,747	5,276	2,694	5,355	2,843	11,979	1,720
1.55%	17,619	-	2,898	2,129	5,849	2,235	-	390
1.60%	9,899	2,203	4,129	2,443	6,033	5,948	4,272	196
1.65%	18,166	6,312	4,882	2,030	6,580	14,205	19,648	1,254
1.70%	3,486	-	75	851	1,825	383	-	23
1.75%	9,107	4,125	4,586	729	10,909	946	5,167	216
1.80%	6,724	15	1,985	680	3,651	1,026	1,525	168
1.85%	3,727	-	235	205	220	1,432	-	3
1.90%	429	741	-	-	1,315	86	2,455	-
1.95%	3,434	2,968	10	2	60	3,546	11,435	-
2.00%	265	382	-	11	-	106	3,333	-
2.05%	2,686	3,486	-	-	139	2,836	7,948	699
2.10%	237	4,858	-	-	-	235	13,102	-
2.15%	-	-	-	-	-	1	-	-
2.20%	435	6,851	1,380	75	223	1,078	3,040	641
2.25%	3,230	-	-	-	24,532	-	17,094	-
2.35%	-	-	-	-	-	-	525	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	1,155	-	-	-	-	2,682	-
2.50%	-	136	-	-	-	-	1,023	-
2.60%	-	1,490	-	-	-	-	1,151	-

	$1,754,952	$43,469	$503,982	$655,549	$704,256	$411,817	$112,411	$158,945

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2

0.95%	$-	$71,777	$38,081	$113,804	$-	$43,243	$23,993	$-
1.00%	-	23,239	12,931	56,281	-	12,138	14,530	-
1.05%	-	5,634	2,899	10,828	-	1,758	1,024	-
1.10%	-	33,633	14,939	47,008	-	16,187	29,284	-
1.15%	-	15,964	9,048	26,522	-	10,079	3,376	-
1.20%	-	61,506	21,786	135,972	-	34,260	15,786	-
1.25%	-	9,324	4,093	15,170	6,801	9,363	5,252	318
1.30%	-	10,057	3,510	53,786	-	2,394	2,627	-
1.35%	-	9,196	4,627	63,329	-	5,852	8,115	-
1.40%	-	22,980	5,496	30,598	-	5,045	5,545	-
1.45%	-	1,621	834	2,828	-	1,081	1,618	-
1.50%	5,853	2,046	207	6,083	-	703	369	-
1.55%	-	2,028	106	2,952	-	2,131	1,358	-
1.60%	5,103	2,205	5,246	7,996	-	2,565	5,051	-
1.65%	11,734	2,954	1,554	24,933	-	1,297	459	-
1.70%	-	97	303	1,383	-	36	-	-
1.75%	3,078	1,725	1,757	5,838	-	545	1,293	-
1.80%	496	2,060	364	6,407	-	445	23	-
1.85%	-	712	324	2,693	-	173	102	-
1.90%	1,924	-	-	-	-	-	76	-
1.95%	8,550	57	27	4,181	-	-	71	-
2.00%	1,004	129	-	306	-	-	193	-
2.05%	1,962	388	622	-	-	-	1,325	-
2.10%	4,159	-	-	236	-	-	-	-
2.15%	86	1	-	-	-	-	1	-
2.20%	5,041	468	-	119	-	11	-	-
2.25%	-	-	638	7,601	3,459	-	-	-
2.35%	3	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	684	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	811	-	-	-	-	-	-	-

	$50,488	$279,801	$129,392	$626,854	$10,260	$149,306	$121,471	$318

	TIF3	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMFAS

0.95%	$21,344	$178,591	$11,313	$45,892	$-	$18	$-	$3,339
1.00%	10,979	56,954	5,451	17,238	-	-	-	303
1.05%	1,358	8,695	691	5,796	-	-	-	-
1.10%	6,196	52,098	2,857	25,705	-	-	-	858
1.15%	4,262	28,797	749	24,707	-	-	-	283
1.20%	11,146	117,586	5,768	62,036	-	84	-	944
1.25%	4,787	16,174	1,712	11,299	-	97	-	375
1.30%	12,896	27,153	2,989	4,540	-	-	-	387
1.35%	2,353	24,439	2,907	11,057	-	-	-	1,063
1.40%	9,138	25,340	2,531	7,514	-	-	-	398
1.45%	45	2,569	530	444	-	-	-	-
1.50%	537	3,562	144	3,384	-	-	-	1,174
1.55%	78	8,354	120	556	-	-	-	-
1.60%	2,028	5,611	5,966	2,814	468	1,009	299	1,065
1.65%	201	13,502	-	6,062	-	277	-	912
1.70%	-	3,666	-	42	-	-	-	-
1.75%	508	6,176	-	5,480	2,783	3,458	598	1,073
1.80%	-	3,037	189	2,485	-	-	-	-
1.85%	124	5,015	146	39	-	-	-	-
1.90%	-	-	-	137	-	-	-	1,445
1.95%	512	12,732	587	2,635	-	-	-	716
2.00%	-	-	-	358	-	-	-	371
2.05%	-	-	-	293	-	-	-	757
2.10%	-	825	-	5,045	-	-	-	104
2.15%	1	-	-	-	-	-	-	292
2.20%	-	164	-	812	-	-	-	320
2.25%	-	-	-	7,966	-	-	-	-
2.35%	-	-	-	69	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	175
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	111

	$88,493	$601,040	$44,650	$254,405	$3,251	$4,943	$897	$16,465

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVGI	OVGIS	OVSC

0.95%	$23,370	$3,171	$222,366	$128,262	$-	$308,732	$-	$38,922
1.00%	11,312	250	51,682	35,563	-	165,031	-	10,862
1.05%	4,710	-	10,919	5,049	-	22,878	-	1,749
1.10%	8,355	16,449	95,787	76,409	-	121,126	-	18,975
1.15%	2,302	11,449	52,993	30,281	-	63,633	-	2,012
1.20%	30,631	532	171,863	106,550	-	177,733	-	11,258
1.25%	1,216	486	28,104	16,904	-	35,796	-	4,358
1.30%	704	333	26,074	13,417	-	30,328	-	621
1.35%	396	110	33,732	33,369	-	50,980	-	5,500
1.40%	479	-	45,701	31,120	-	42,896	-	2,203
1.45%	-	-	2,634	1,618	-	8,511	-	59
1.50%	94	-	13,303	6,532	5,121	13,824	8,745	1,669
1.55%	358	-	4,533	6,793	-	7,179	-	2,221
1.60%	1,000	-	21,192	11,637	1,191	8,251	2,314	280
1.65%	495	-	16,959	10,482	3,600	17,215	13,120	826
1.70%	417	-	1,901	574	-	1,453	-	316
1.75%	891	-	11,199	6,903	2,900	8,934	5,004	1,066
1.80%	29	-	5,762	8,051	2,290	10,926	1,085	-
1.85%	-	-	1,346	575	-	964	-	322
1.90%	181	-	4,381	756	516	824	1,415	-
1.95%	221	-	5,327	24	4,176	82	2,592	-
2.00%	-	-	1,472	1,736	-	237	93	-
2.05%	-	-	9,580	470	1,604	308	1,672	-
2.10%	137	-	2,789	606	2,353	-	5,589	-
2.15%	-	-	435	-	976	-	-	-
2.20%	-	-	6,687	400	2,179	988	2,498	-
2.25%	676	4	-	-	-	3,967	-	-
2.35%	-	-	3	-	901	-	534	-
2.40%	-	-	-	11	-	-	-	-
2.45%	177	-	1,551	-	97	-	218	-
2.50%	-	-	350	-	-	-	-	-
2.60%	-	-	1,864	-	153	-	758	-

	$88,151	$32,784	$852,489	$534,092	$28,057	$1,102,796	$45,637	$103,219

	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA

0.95%	$-	$170,025	$541	$-	$4,751	$28,700	$98,121	$1,947
1.00%	-	84,088	242	-	549	6,580	41,303	40
1.05%	-	15,763	15	-	105	1,624	14,217	-
1.10%	-	83,587	203	-	2,229	7,237	31,077	7,265
1.15%	-	38,976	236	-	641	3,303	22,575	3,954
1.20%	-	108,954	438	-	372	20,652	141,408	85
1.25%	2,096	28,464	62	52	534	1,148	10,360	40
1.30%	-	14,252	159	-	55	17,552	19,651	678
1.35%	-	23,037	207	-	-	1,844	14,315	-
1.40%	-	26,099	13	-	864	7,159	16,959	-
1.45%	-	3,463	-	-	28	558	429	-
1.50%	-	5,000	45	6,951	38	255	4,256	-
1.55%	-	1,256	25	-	309	1,158	2,956	-
1.60%	-	5,068	-	4,069	-	22	11,131	-
1.65%	-	9,584	-	22,263	10	295	4,152	-
1.70%	-	743	-	-	176	564	41	-
1.75%	-	1,599	7	6,298	-	69	2,781	-
1.80%	-	2,995	-	435	-	110	8,143	-
1.85%	-	616	-	-	120	1,223	960	-
1.90%	-	1,117	-	1,485	-	-	53	-
1.95%	-	73	-	9,148	544	3,401	606	-
2.00%	-	-	-	80	-	-	-	-
2.05%	-	47	-	2,254	-	-	-	-
2.10%	-	-	-	7,544	59	234	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	828	-	4,041	-	18	3,279	-
2.25%	-	4	-	-	-	-	7,125	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	602	-	-	-	-
2.50%	-	-	-	1,096	-	-	-	-
2.60%	-	-	-	764	-	-	-	-

	$2,096	$625,638	$2,193	$67,082	$11,384	$103,706	$455,898	$14,009

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2	ACEG	AVBV2	AVGI

0.95%	$5,271	$39,352	$-	$1,060	$-	$39	$-	$90
1.00%	144	21,892	-	58	-	-	-	-
1.05%	-	4,707	-	363	-	-	-	-
1.10%	19,097	17,028	-	301	-	38	-	216
1.15%	6,389	13,594	-	532	-	215	-	-
1.20%	178	8,895	-	1,674	-	-	-	-
1.25%	454	1,794	138	195	-	-	327	-
1.30%	343	1,298	-	-	-	57	-	-
1.35%	-	2,603	-	34	-	-	-	89
1.40%	-	2,668	-	79	-	22	-	-
1.45%	-	843	-	-	-	-	-	-
1.50%	-	1,756	-	4,522	19,703	-	-	-
1.55%	-	3,296	-	103	-	-	-	713
1.60%	-	541	-	946	4,754	-	-	-
1.65%	-	446	-	2,395	18,727	-	-	-
1.70%	-	1,339	-	-	-	-	-	-
1.75%	-	759	-	1,785	7,999	-	-	-
1.80%	-	111	-	1,034	2,325	-	-	-
1.85%	-	1,995	-	-	-	-	-	-
1.90%	-	-	-	798	5,976	-	-	-
1.95%	-	5,006	-	4,810	17,848	-	-	-
2.00%	-	-	-	842	1,035	-	-	-
2.05%	-	-	-	2,532	3,656	-	-	-
2.10%	-	531	-	1,819	10,669	-	-	-
2.15%	-	-	-	1,054	2,492	-	-	-
2.20%	-	5	-	3,302	6,800	-	-	-
2.25%	-	-	-	141	-	-	-	-
2.35%	-	-	-	164	322	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	635	932	-	-	-
2.50%	-	-	-	-	382	-	-	-
2.60%	-	-	-	348	3,301	-	-	-

	$31,876	$130,459	$138	$31,526	$106,921	$371	$327	$1,108

	AVCE2	IVKEI1	IVHS	IVRE	VYDS	ROCMC	SBLD	SBLJ

0.95%	$-	$1,017	$27	$249	$2,431	$196	$-	$66
1.00%	-	-	-	4	6,214	13	-	-
1.05%	-	-	-	-	333	-	-	-
1.10%	-	976	1,154	2,145	11,585	5,631	1,256	1,045
1.15%	-	217	103	1,263	1,431	3,310	1,035	172
1.20%	-	-	16	1	7,843	158	71	-
1.25%	-	227	86	100	1,577	33	-	163
1.30%	-	78	-	25	2,492	-	172	71
1.35%	-	28	-	-	290	-	-	-
1.40%	-	-	-	-	827	-	-	-
1.45%	-	-	-	-	25	-	-	-
1.50%	1,548	-	-	-	516	-	-	-
1.55%	-	28	-	-	438	-	-	-
1.60%	715	-	-	-	2,379	-	-	-
1.65%	725	-	-	-	156	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	660	-	-	-	-	-	-	-
1.80%	49	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	918	-	-	-	-	-	-	-
1.95%	2,143	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	1,734	-	-	-	-	-	-	-
2.10%	1,539	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	365	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,295	-	-	-	-	-	-	-
2.50%	136	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$11,827	$2,571	$1,386	$3,787	$38,537	$9,341	$2,534	$1,517

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2

0.95%	$10	$924	$418	$250	$1,229	$-	$-	$74,924
1.00%	-	33	2	14	22	-	-	24,646
1.05%	-	-	-	-	-	-	-	4,332
1.10%	1,064	3,937	3,535	5,828	12,731	994	199	12,864
1.15%	464	762	480	3,553	8,050	1	-	7,337
1.20%	33	544	-	352	880	-	-	20,208
1.25%	63	13	3	44	300	-	81	3,510
1.30%	50	-	164	304	177	-	-	4,229
1.35%	-	-	-	-	-	-	-	10,111
1.40%	-	-	-	-	-	-	-	7,743
1.45%	-	-	-	-	-	-	-	256
1.50%	-	-	-	-	-	-	-	718
1.55%	-	-	-	-	-	-	-	2,133
1.60%	-	-	-	-	-	-	-	1,915
1.65%	-	-	-	-	-	-	-	892
1.70%	-	-	-	-	-	-	-	157
1.75%	-	-	-	-	-	-	-	3,544
1.80%	-	-	-	-	-	-	-	269
1.85%	-	-	-	-	-	-	-	25
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	1,295
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1,618
2.10%	-	-	-	-	-	-	-	1,167
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	339
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	204

	$1,684	$6,213	$4,602	$10,345	$23,389	$995	$280	$184,436

	VWHAS	VWEM	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV

0.95%	$5,698	$76,848	$99,912	$495,242	$152,204	$306,766	$350,829	$57,824
1.00%	1,651	29,313	42,387	39,628	3,990	15,069	13,322	1,337
1.05%	22	6,533	7,061	10,800	1,610	3,475	3,275	82
1.10%	2,514	21,604	26,682	632,278	175,595	335,875	425,122	63,936
1.15%	3,648	10,761	13,278	292,310	91,621	153,185	178,686	31,232
1.20%	3,045	55,249	60,959	106,058	6,251	11,700	13,151	1,964
1.25%	725	5,046	5,847	41,262	8,757	24,055	21,350	3,083
1.30%	318	13,170	12,430	17,396	1,624	4,444	2,497	718
1.35%	191	10,186	12,601	35,123	6,665	9,821	17,674	4,016
1.40%	170	4,005	13,190	116,374	28,235	66,131	50,898	6,813
1.45%	216	1,170	674	41,975	11,071	20,351	24,258	4,064
1.50%	1,002	5,270	1,778	21,447	2,166	16,339	13,439	1,455
1.55%	248	2,254	1,682	75,352	14,619	29,464	36,393	7,407
1.60%	407	910	2,600	40,041	10,342	29,444	24,709	6,560
1.65%	68	1,379	1,317	19,340	6,363	12,260	13,918	1,355
1.70%	86	432	122	3,080	559	1,640	502	297
1.75%	-	987	1,948	2,944	1,075	2,161	1,194	-
1.80%	9	825	2,534	4,242	1,418	2,740	3,226	559
1.85%	392	344	736	6,318	2,123	2,047	4,039	109
1.90%	-	21	17	29	22	219	106	-
1.95%	676	880	1,209	9,843	982	1,279	597	-
2.00%	-	-	-	3,705	476	7,568	1,473	204
2.05%	-	415	1,849	279	2	11	2	7
2.10%	82	60	249	311	41	62	68	-
2.15%	-	-	-	-	85	520	-	-
2.20%	34	553	332	620	-	-	-	-
2.25%	-	-	97	1,833	95	3,522	735	37
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	110	-	-	-	-	-

	$21,202	$248,215	$311,601	$2,017,830	$527,991	$1,060,148	$1,201,463	$193,059

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP

0.95%	$19,475	$10,755	$58,145	$365,738	$238,063	$102,123	$42,850	$9,744
1.00%	499	546	704	12,566	9,483	2,194	355	908
1.05%	18	-	269	2,056	1,879	1,560	50	-
1.10%	38,553	4,432	87,343	409,304	295,336	121,807	49,576	20,200
1.15%	14,504	2,002	29,954	185,317	128,644	45,392	21,975	2,871
1.20%	1,540	190	3,857	15,614	10,465	5,861	2,145	60
1.25%	1,711	107	3,841	20,688	18,097	5,125	2,042	356
1.30%	14	23	765	4,134	1,441	116	223	42
1.35%	1,046	41	3,218	18,268	8,600	3,282	1,726	1,004
1.40%	1,912	560	15,979	61,735	37,508	16,251	7,169	2,784
1.45%	897	625	4,241	31,034	13,621	4,881	889	186
1.50%	82	2,348	2,255	14,830	9,583	5,372	2,514	-
1.55%	5,244	679	17,778	36,066	30,678	12,529	7,315	2,244
1.60%	1,617	-	4,830	25,370	24,100	5,140	1,425	1,023
1.65%	208	221	1,266	21,872	3,878	2,468	774	-
1.70%	22	307	413	1,580	997	596	195	-
1.75%	-	-	7	1,458	63	-	37	-
1.80%	918	-	1,056	3,064	1,930	703	435	-
1.85%	109	-	1,290	3,882	1,545	1,365	325	-
1.90%	-	-	4	112	8	15	-	-
1.95%	-	-	559	1,134	1,679	775	-	-
2.00%	144	-	243	866	1,420	1,143	79	102
2.05%	76	-	2	-	12	2	2	-
2.10%	287	-	44	37	120	-	-	-
2.15%	-	-	-	110	-	-	-	-
2.20%	-	-	-	-	5	-	-	-
2.25%	1	35	1,080	1,185	80	3,499	33	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$88,877	$22,871	$239,143	$1,238,020	$839,235	$342,199	$142,134	$41,524

	WRMIC	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

0.95%	$13,142	$43,492	$78,821	$22,039	$204,895	$176,324	$17,757	$124,840
1.00%	94	544	3,070	1,001	3,339	3,137	1,293	551
1.05%	149	323	2,470	46	1,019	914	139	846
1.10%	15,894	53,112	65,466	40,859	273,281	200,668	28,729	176,875
1.15%	7,238	22,531	39,698	11,100	101,373	84,684	11,113	91,569
1.20%	1,518	2,749	1,876	1,862	10,989	8,496	924	5,505
1.25%	836	3,338	3,522	1,527	8,747	10,319	1,543	7,030
1.30%	318	1,091	1,696	39	2,100	850	77	885
1.35%	1,059	1,912	3,712	3,574	13,498	10,474	2,037	7,902
1.40%	2,051	7,868	9,609	2,941	39,092	28,001	3,338	28,502
1.45%	192	3,045	2,995	155	6,789	4,245	927	13,629
1.50%	71	2,719	1,247	831	6,765	6,192	258	8,541
1.55%	758	5,237	7,908	4,664	29,208	17,187	1,868	13,704
1.60%	553	3,551	11,441	2,048	16,110	9,005	1,655	16,475
1.65%	12	2,520	1,103	664	4,341	4,642	492	9,442
1.70%	23	606	682	6	176	364	133	872
1.75%	2	37	-	-	464	166	-	524
1.80%	-	502	5,766	198	2,883	2,758	37	1,591
1.85%	1,304	1,036	21	281	2,512	3,034	678	2,504
1.90%	-	3	51	-	-	8	-	38
1.95%	-	-	634	-	690	476	-	794
2.00%	-	370	1,568	-	1,518	485	-	1,542
2.05%	-	2	-	2	5	2	2	2
2.10%	-	-	-	-	69	37	-	54
2.15%	-	-	-	-	62	-	-	76
2.20%	-	-	-	-	-	-	-	-
2.25%	-	764	3,328	144	74	882	-	877
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$45,214	$157,352	$246,684	$93,981	$729,999	$573,350	$73,000	$515,170

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SVOF	WFVSCG	JAGTS2	JAIGS2	AVCA	AVCA2	AVCD2	VWEMR

0.95%	$-	$13,769	$11,728	$57,430	$20	$311	$1,107	$15,106
1.00%	-	10,329	5,367	23,944	-	78	150	6,759
1.05%	-	2,512	530	4,364	-	-	20	1,508
1.10%	-	3,095	7,844	28,738	19	144	462	4,022
1.15%	-	2,844	3,309	11,422	107	394	85	1,561
1.20%	301	14,717	10,110	57,091	-	832	1,118	14,962
1.25%	-	2,744	2,769	8,439	-	105	397	899
1.30%	-	971	765	5,087	27	30	-	4,680
1.35%	-	2,629	2,772	11,902	-	52	28	2,341
1.40%	-	1,678	1,540	9,515	11	46	336	1,362
1.45%	-	74	75	1,341	-	-	-	142
1.50%	-	1,571	292	2,502	-	775	383	216
1.55%	-	864	177	1,133	-	51	-	534
1.60%	799	496	410	3,075	-	168	-	188
1.65%	77	10,151	509	4,983	-	523	398	279
1.70%	-	168	10	477	-	-	-	32
1.75%	2,801	-	771	2,368	-	223	34	362
1.80%	-	76	1,283	683	-	41	40	263
1.85%	-	45	54	270	-	-	-	6
1.90%	-	91	61	135	-	26	-	11
1.95%	-	-	-	213	-	452	59	-
2.00%	-	-	-	97	-	-	11	-
2.05%	-	2,335	301	899	-	88	286	108
2.10%	-	-	12	-	-	61	34	-
2.15%	-	-	-	32	-	180	54	-
2.20%	-	-	27	187	-	688	100	-
2.25%	-	-	-	-	-	81	91	-
2.35%	-	-	-	-	-	81	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	107	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	33	-	-

	$3,978	$71,159	$50,716	$236,327	$184	$5,570	$5,193	$55,341

	VWHAR	OVHI3	OVHI	OVHIS	AMRS

0.95%	$39,290	$2,440	$99	$-	$-
1.00%	18,490	875	48	-	-
1.05%	3,186	58	-	-	-
1.10%	10,820	643	106	-	-
1.15%	5,138	888	30	-	-
1.20%	28,881	1,774	30	-	-
1.25%	2,647	249	12	239	14
1.30%	6,445	196	-	-	-
1.35%	4,395	926	-	-	-
1.40%	4,408	332	7	-	-
1.45%	491	265	-	-	-
1.50%	1,423	124	72	-	-
1.55%	1,313	-	110	-	-
1.60%	1,071	-	-	-	-
1.65%	858	-	-	-	-
1.70%	145	-	-	-	-
1.75%	1,104	20	-	-	-
1.80%	1,778	54	-	-	-
1.85%	767	9	-	-	-
1.90%	9	-	-	-	-
1.95%	1,503	-	-	-	-
2.00%	-	-	-	-	-
2.05%	954	-	-	-	-
2.10%	216	-	-	-	-
2.15%	-	-	-	-	-
2.20%	238	-	-	-	-
2.25%	54	-	-	-	-
2.35%	-	-	-	-	-
2.40%	-	-	-	-	-
2.45%	-	-	-	-	-
2.50%	-	-	-	-	-
2.60%	61	-	-	-	-

	$135,685	$8,853	$514	$239	$14

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $35,115,035 and $57,410,587, respectively, and total transfers from the Account to the fixed account were $121,806,985 and $164,303,670, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $110 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $9,562,075 and $11,966,193 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$5,859,795,452	$0	$0	$5,859,795,452

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	$22,685	$73
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)	10,422	151,697
Sterling Capital Select Equity VIF (BBGI)	12,491	133,104
Global Allocation V.I. Fund - Class III (MLVGA3)	4,176,261	6,060,801
Stock Index Fund, Inc. - Initial Shares (DSIF)	22,674,349	51,435,440
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	1,146,793	7,765,085
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	378	15,755
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	2,121	5
VA International Equity Fund (HVIE)	28,515	9,603
VA Situs Fund (HVSIT)	452,998	268,225
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	12,271	4
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	1,545,463	294,202
Mid Cap Value Portfolio: Class 1 (JPMMV1)	4,917,668	2,668,072
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	7,843	6,897
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	3,581,907	17,965,241
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	16,195,539	5,638,067
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	71,918,288	17,046,367
Investors Growth Stock Series - Service Class (MIGSC)	17,838	42,107
Mid Cap Growth Series - Service Class (MMCGSC)	19,036	288,329
New Discovery Series - Service Class (MNDSC)	1,152,503	585,587
Value Series - Service Class (MVFSC)	3,665,267	6,894,983
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	3,024,463	1,470,683
Core Plus Fixed Income Portfolio - Class I (MSVFI)	863,377	1,581,304
Core Plus Fixed Income Portfolio - Class II (MSVF2)	39,881	81,610
Emerging Markets Debt Portfolio - Class I (MSEM)	462,933	1,990,139
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	5,757	2,417
U.S. Real Estate Portfolio - Class I (MSVRE)	38,441	123,587
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	7,058,554	27,251,066
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	200,094	747,854
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	4,602,509	4,582,321
American Funds NVIT Bond Fund - Class II (GVABD2)	2,550,007	5,817,916
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	2,424,562	4,871,850
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,782,153	7,467,600

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	1,878,609	3,004,129
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,159,076	4,616,343
Federated NVIT High Income Bond Fund - Class III (HIBF3)	10,333,446	12,806,274
NVIT Emerging Markets Fund - Class I (GEM)	20,888	187,805
NVIT Emerging Markets Fund - Class III (GEM3)	3,152,685	11,198,572
NVIT Emerging Markets Fund - Class VI (GEM6)	77,269	208,449
NVIT International Equity Fund - Class I (GIG)	463,746	1,013,433
NVIT International Equity Fund - Class III (GIG3)	391,755	4,814,755
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	13,787	14,538
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	5,719,010	14,197,783
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	1,482,927	965,011
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	208,547	828,575
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	2,625,162	1,927,606
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,088,659	1,325,731
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	3,167,455	5,251,528
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	4,920,552	5,926,166
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	1,194,405	1,940,228
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,174,674	1,616,191
NVIT Core Bond Fund - Class I (NVCBD1)	5,846,991	6,162,996
NVIT Core Bond Fund - Class II (NVCBD2)	163,540	190,698
NVIT Core Plus Bond Fund - Class II (NVLCP2)	2,547,983	2,318,585
NVIT Nationwide Fund - Class I (TRF)	1,695,923	17,890,798
NVIT Nationwide Fund - Class II (TRF2)	36,456	156,951
NVIT Government Bond Fund - Class I (GBF)	43,801,023	68,549,485
NVIT Government Bond Fund - Class II (GBF2)	420,558	1,630,469
American Century NVIT Growth Fund - Class I (CAF)	1,600,894	4,866,945
NVIT International Index Fund - Class VIII (GVIX8)	758,183	3,480,703
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	7,212,361	11,536,411
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,139,850	688,775
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	231,423	259,601
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	9,548,425	12,534,099
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,908,515	39,463,427
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,200,825	20,987,084
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,101,245	11,511,094
NVIT Mid Cap Index Fund - Class I (MCIF)	8,205,904	21,329,536
NVIT Money Market Fund - Class I (SAM)	52,161,914	102,031,473
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	54,190	1,271
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	489,865	9,296,794
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	16	212
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,455,426	3,053,359
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	28,960	71,065
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,904,007	5,479,214
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	14,016	148,376
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,640,140	2,683,046
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	109,751	838,370
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	8,030,679	17,338,881
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	707,632	1,176,967
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	6,558,473	11,771,310
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	931,535	5,621,736
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	26,973	129,897
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	1,003,686	18,009,305
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	21,396	247,207
NVIT Multi-Manager Small Company Fund - Class I (SCF)	948,384	18,499,888
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	22,815	288,045
NVIT Multi-Sector Bond Fund - Class I (MSBF)	8,293,379	12,491,718
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,176,467	3,574,602
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,899,792	76,243,363
NVIT Large Cap Growth Fund - Class II (NVOLG2)	220,199	2,829,588
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,218,537	728,097
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	1,827,350	5,207,676
NVIT Real Estate Fund - Class I (NVRE1)	13,214,865	18,628,507
VPS Growth and Income Portfolio - Class B (ALVGIB)	131,104	330,917
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	2,562	239,329
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	1,012,970	2,763,982
VP Income & Growth Fund - Class I (ACVIG)	3,389,257	11,049,068
VP Income & Growth Fund - Class II (ACVIG2)	80,554	278,379
American Century VP Inflation Protection Fund - Class II (ACVIP2)	11,421,792	16,912,664
VP International Fund - Class I (ACVI)	110,796	454,654
VP International Fund - Class III (ACVI3)	1,961	26,690
VP Mid Cap Value Fund - Class I (ACVMV1)	2,006,135	2,618,964
VP Mid Cap Value Fund - Class II (ACVMV2)	56,234	105,270
VP Ultra(R) Fund - Class I (ACVU1)	925,165	1,199,521
VP Value Fund - Class I (ACVV)	179,469	500,360
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	4,071,201	6,721,268
Appreciation Portfolio - Initial Shares (DCAP)	10,334,952	12,620,426
Appreciation Portfolio - Service Shares (DCAPS)	140,611	420,148
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	1,377	23,564
International Value Portfolio - Initial Shares (DVIV)	2,230	32,684
Managed Tail Risk Fund II: Service Shares (FCA2S)	31,016	221,471
High Income Bond Fund II - Service Shares (FHIBS)	396,813	598,260
Quality Bond Fund II - Primary Shares (FQB)	10,238,555	23,218,694
Quality Bond Fund II - Service Shares (FQBS)	251,920	993,778
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	6,143	298,295
VIP Contrafund Portfolio - Service Class (FCS)	313,715	1,144,575
VIP Energy Portfolio - Service Class 2 (FNRS2)	3,229,048	9,740,435
VIP Equity-Income Portfolio - Service Class (FEIS)	21,410,656	40,625,444
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	543,721	1,279,103
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,247,735	3,317,560
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	12,895	11,140

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,526,650	1,459,597
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	4,808	15,233
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,289,130	1,582,468
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	19,305	59,433
VIP Growth Opportunities Portfolio - Service Class (FGOS)	425,250	220,688
VIP Growth Portfolio - Service Class (FGS)	1,958,562	30,261,867
VIP Growth Portfolio - Service Class 2 (FG2)	184,733	621,590
VIP High Income Portfolio - Service Class (FHIS)	2,628,753	8,688,125
VIP High Income Portfolio - Service Class R (FHISR)	48,534,564	46,542,758
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	8,175,789	13,874,941
VIP Mid Cap Portfolio - Service Class (FMCS)	4,614,151	10,195,920
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	564,317	966,306
VIP Overseas Portfolio - Service Class (FOS)	359,996	2,566,622
VIP Overseas Portfolio - Service Class 2 R (FO2R)	123,875	645,200
VIP Overseas Portfolio - Service Class R (FOSR)	962,823	5,300,914
VIP Value Strategies Portfolio - Service Class (FVSS)	1,623,768	3,189,818
Franklin Income Securities Fund - Class 2 (FTVIS2)	9,373,155	7,887,649
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	26,721	144,798
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	973,702	5,097,202
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	4,651,159	2,717,314
Templeton Foreign Securities Fund - Class 2 (TIF2)	1,713	5,085
Templeton Foreign Securities Fund - Class 3 (TIF3)	2,126,771	1,445,951
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	6,072,586	14,394,098
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	575,394	1,492,429
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	3,268,393	6,038,122
Guardian Portfolio - I Class Shares (AMGP)	2,074	34,029
International Portfolio - S Class Shares (AMINS)	-	-
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	764	68,340
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	5,551	3,716
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	-	2,917
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	209,048	553,636
Socially Responsive Portfolio - I Class Shares (AMSRS)	720,078	2,114,987
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	85,949	492,254
Global Securities Fund/VA - Class 3 (OVGS3)	2,129,412	13,953,375
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,094,411	9,145,880
Global Securities Fund/VA - Service Class (OVGSS)	29,159	630,645
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	5,640,639	23,007,599
Main Street Fund(R)/VA - Service Class (OVGIS)	19,650	486,629
Main Street Small - & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	6,413,298	7,897,448
Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	1,850	17,595
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,863,866	11,247,534
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	1,373,880	117,138
Global Strategic Income Fund/VA: Service Shares (OVSBS)	589,478	980,979
All Asset Portfolio - Advisor Class (PMVAAD)	3,766,678	130,511
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,701,185	3,792,118
Low Duration Portfolio - Advisor Class (PMVLAD)	11,196,133	8,130,125
Real Return Portfolio - Administrative Class (PMVRRA)	667,140	710,002
Total Return Portfolio - Administrative Class (PMVTRA)	720,299	714,039
Total Return Portfolio - Advisor Class (PMVTRD)	13,676,243	3,400,352
Putnam VT Growth and Income Fund - Class IB (PVGIB)	336	1,145
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)	1,378,205	586,669
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)	181,182	1,475,368
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)	52,911	6,786
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)	29,601	76,761
V.I. Core Equity Fund - Series I (AVGI)	713	98,813
V.I. Core Equity Fund - Series II (AVCE2)	5,420	142,403
V.I. Equity and Income Fund - Series I (IVKEI1)	4,839	26,457
V.I. Global Health Care Fund - Series I (IVHS)	88,556	18,755
V.I. Global Real Estate Fund - Series I (IVRE)	78,868	70,091
Diversified Stock Fund Class A Shares (VYDS)	86,707	653,961
Micro-Cap Portfolio - Investment Class (ROCMC)	81,781	171,044
SBL Fund - Series D (MSCI EAFE Equal Weight Series (SBLD)	10,379	100,132
Series J (Mid Cap Growth Series) (SBLJ)	8,053	35,188
Series N (Managed Asset Allocation Series) (SBLN)	146,338	74,382
Blue Chip Growth Portfolio - II (TRBCG2)	-	-
Series O (All Cap Value Series) (SBLO)	68,430	638,778
Series P (High Yield Series) (SBLP)	196,888	189,360
Series Q (Small Cap Value Series) (SBLQ)	222,834	448,609
Series V (Mid Cap Value Series) (SBLV)	384,964	466,194
Series X (Small Cap Growth Series) (SBLX)	13,835	12,944
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)	12,615	2,625
Health Sciences Portfolio - II (TRHS2)	15,465,039	4,773,001
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	5,637,467	2,090,025
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	20,401,006	6,182,645
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	35,850,279	13,286,686
Variable Insurance Portfolios - Asset Strategy (WRASP)	4,272,512	40,098,716
Variable Insurance Portfolios - Balanced (WRBP)	5,098,818	8,601,221
Variable Insurance Portfolios - Bond (WRBDP)	8,761,096	14,305,002
Variable Insurance Portfolios - Core Equity (WRCEP)	11,701,094	21,801,245
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	819,573	4,546,627
Variable Insurance Portfolios - Energy (WRENG)	973,489	3,549,467
Variable Insurance Portfolios - Global Bond (WRGBP)	1,638,703	365,849
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	2,271,098	6,859,668
Variable Insurance Portfolios - Growth (WRGP)	8,827,735	23,262,249
Variable Insurance Portfolios - High Income (WRHIP)	13,411,104	9,669,074
Variable Insurance Portfolios - International Growth (WRIP)	3,993,446	6,778,453
Variable Insurance Portfolios - International Core Equity (WRI2P)	926,806	3,654,451
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	3,844,491	923,927
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	782,884	1,002,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)		3,160,742	2,830,349
Variable Insurance Portfolios - Money Market (WRMMP)		9,760,744	16,965,192
Variable Insurance Portfolios - Real Estate Securities (WRRESP)		550,370	2,242,965
Variable Insurance Portfolios - Science and Technology (WRSTP)		5,182,646	12,873,395
Variable Insurance Portfolios - Small Cap Growth (WRSCP)		1,732,034	10,167,783
Variable Insurance Portfolios - Small Cap Value (WRSCV)		767,007	2,225,007
Variable Insurance Portfolios - Value (WRVP)		4,714,873	10,989,592
Advantage VT Opportunity Fund - Class 2 (SVOF)		5,978	112,611
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)		1,245,642	2,896,201
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)		3,305,268	16,877,403
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)		1,486,817	64,787,880
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)		392	52,423
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)		252,783	1,438,923
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)		104,571	1,502,726
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)		1,171,526	16,356,848
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)		3,413,353	36,868,552
High Income Fund/VA - Class 3 (obsolete) (OVHI3)		521,673	1,437,188
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)		8,933	71,931
High Income Fund/VA - Service Class (obsolete) (OVHIS)		4,096	25,665

	Total	$804,709,548	$1,553,611,537

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2012	0.95% to 1.25%	2,307	$ 10.18 to $ 10.16	$23,439	0.10%	1.78% to 1.58%	****
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
2012	0.95% to 1.70%	37,711	11.96 to 10.99	435,345	0.86%	12.33% to 11.48%
2011	0.95% to 1.70%	50,679	10.65 to 9.86	517,872	0.76%	-8.20% to -8.89%
2010	0.95% to 1.70%	65,988	11.60 to 10.82	732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
Sterling Capital Select Equity VIF (BBGI)
2012	0.95% to 1.55%	67,944	11.43 to 10.69	759,483	0.99%	13.19% to 12.51%
2011	0.95% to 1.55%	78,794	10.10 to 9.50	779,932	1.01%	-4.94% to -5.52%
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.95% to 2.20%	2,743,720	13.68 to 13.05	37,242,186	1.47%	8.92% to 7.54%
2011	0.95% to 2.20%	2,904,957	12.56 to 12.14	36,272,862	2.51%	-4.55% to -5.76%
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.10 to 12.00	16,061,460	2.54%	21.01% to 19.95%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.95% to 2.25%	18,017,028	16.66 to 9.13	285,760,237	2.02%	14.64% to 13.13%
2011	0.95% to 2.25%	21,028,413	14.54 to 8.07	291,539,265	1.79%	0.91% to -0.41%
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.10	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.95% to 2.05%	2,809,210	13.48 to 8.22	36,750,060	0.84%	10.91% to 9.67%
2011	0.95% to 2.05%	3,319,842	12.16 to 7.50	39,202,256	0.90%	-0.06% to -1.16%
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.70 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2012	1.50% to 2.60%	5,926	11.73 to 10.41	67,889	0.54%	10.02% to 8.79%
2011	1.50% to 2.60%	7,281	10.66 to 9.57	75,087	0.69%	-0.86% to -1.96%
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	0.95% to 1.35%	212	10.25 to 10.22	2,167	0.00%	2.47% to 2.19%	****
VA International Equity Fund (HVIE)
2012	0.95% to 1.20%	9,241	10.21 to 10.16	94,163	1.52%	12.95% to 12.66%
2011	0.95% to 1.20%	7,372	9.04 to 9.01	66,604	1.12%	-12.39% to -12.61%
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	****
VA Situs Fund (HVSIT)
2012	0.95% to 1.60%	49,252	13.47 to 13.28	660,955	0.00%	21.46% to 20.66%
2011	0.95% to 1.60%	35,238	11.09 to 11.00	390,053	0.02%	-1.85% to -2.49%
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2012	0.95% to 1.20%	1,240	9.98 to 9.97	12,360	0.00%	-0.18% to -0.35%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2012	0.95% to 2.20%	116,100	9.76 to 9.68	1,131,369	0.00%	-2.36% to -3.20%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2012	0.95% to 2.20%	865,697	17.76 to 15.91	15,095,036	1.01%	19.23% to 17.72%
2011	0.95% to 2.20%	724,335	14.89 to 13.51	10,633,454	1.29%	1.19% to -0.08%
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	1.25%	4,547	17.13	77,878	2.53%	11.95%
2011	1.25%	4,875	15.23	74,580	2.33%	0.09%
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24.00%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.95% to 2.25%	8,117,046	16.58 to 9.58	90,254,217	0.56%	22.68% to 21.07%
2011	0.95% to 2.25%	9,423,318	9.26 to 7.91	85,603,175	0.24%	-7.86% to -9.03%
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.30%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.95% to 2.20%	5,219,721	$ 5.53 to $ 4.69	$28,306,341	0.00%	18.01% to 16.52%
2011	0.95% to 2.20%	3,262,667	4.68 to 4.03	15,067,549	0.00%	-9.62% to -10.66%
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.20 to 3.70	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.70 to 2.41	14,382,179	0.09%	-44.50% to -45.21%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.95% to 2.20%	7,024,388	13.46 to 11.42	92,636,043	0.75%	12.10% to 10.68%
2011	0.95% to 2.20%	3,758,384	12.01 to 10.32	44,427,214	0.37%	-32.98% to -33.83%
2010	0.95% to 2.20%	4,560,947	17.92 to 15.60	80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
Investors Growth Stock Series - Service Class (MIGSC)
2012	1.25% to 2.25%	12,260	14.13 to 12.84	173,051	0.23%	15.22% to 14.05%
2011	1.25% to 2.25%	13,950	12.27 to 11.26	170,920	0.26%	-1.88% to -0.88%
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.70	147,243	0.29%	-37.77% to -38.4%
Mid Cap Growth Series - Service Class (MMCGSC)
2012	1.50% to 2.60%	110,539	10.60 to 9.40	1,128,495	0.00%	14.67% to 13.39%
2011	1.50% to 2.60%	135,789	9.24 to 8.29	1,214,048	0.00%	-7.57% to -8.60%
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.50% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
New Discovery Series - Service Class (MNDSC)
2012	0.95% to 2.20%	102,754	10.25 to 14.82	1,380,983	0.00%	2.52% to 18.23%	****
2011	1.50% to 2.60%	58,141	13.43 to 12.05	750,462	0.00%	-11.83% to -12.82%
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.10%
Value Series - Service Class (MVFSC)
2012	0.95% to 2.60%	2,700,096	11.90 to 13.25	32,507,119	1.44%	14.78% to 12.86%
2011	0.95% to 2.60%	2,989,414	10.37 to 11.74	31,521,123	1.26%	-1.41% to -3.05%
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.95% to 2.60%	627,398	12.04 to 11.51	7,513,001	1.42%	14.83% to 12.91%
2011	0.95% to 2.60%	491,546	10.48 to 10.19	5,136,625	0.94%	-2.71% to -4.33%
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.95% to 1.95%	207,420	12.67 to 11.84	2,585,027	4.70%	8.40% to 7.30%
2011	0.95% to 1.95%	274,506	11.69 to 11.04	3,167,075	3.46%	4.65% to 3.59%
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.60% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.20%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2012	1.50% to 2.60%	59,721	12.53 to 11.24	721,725	4.41%	7.55% to 6.35%
2011	1.50% to 2.60%	62,432	11.65 to 10.57	704,601	3.47%	3.83% to 2.67%
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.90 to 9.29	731,256	4.73%	-11.80% to -12.78%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.95% to 2.15%	259,118	32.08 to 32.29	9,825,853	2.85%	16.84% to 15.42%
2011	0.95% to 2.15%	306,681	27.45 to 27.97	9,974,415	3.54%	6.02% to 4.74%
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2012	1.60% to 1.75%	4,783	10.50 to 10.30	49,287	0.00%	6.95% to 6.78%
2011	1.60% to 1.75%	4,859	9.82 to 9.64	46,886	0.28%	-8.60% to -8.74%
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	1.60% to 1.75%	27,707	35.74 to 31.93	953,958	0.86%	13.98% to 13.80%
2011	1.60% to 1.75%	29,336	31.36 to 28.06	884,976	0.83%	4.23% to 4.07%
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.50%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.95% to 2.25%	8,204,277	$ 15.89 to $ 15.14	$129,473,465	0.94%	13.57% to 12.08%
2011	0.95% to 2.25%	9,880,961	13.99 to 13.50	137,560,150	1.55%	-0.31% to -1.61%
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2012	1.50% to 2.60%	159,591	15.45 to 14.83	2,435,163	0.77%	12.73% to 11.46%
2011	1.50% to 2.60%	202,068	13.71 to 13.30	2,747,398	1.38%	-1.02% to -2.12%
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.95% to 2.20%	2,681,096	11.92 to 10.95	31,513,005	1.27%	14.61% to 13.17%
2011	0.95% to 2.20%	2,662,323	10.40 to 9.68	27,380,159	1.39%	-0.03% to -1.29%
2010	0.95% to 2.20%	3,070,605	10.40 to 9.81	31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.70%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.95% to 1.90%	1,768,019	12.11 to 11.35	21,163,670	2.18%	3.97% to 2.97%
2011	0.95% to 2.00%	2,054,466	11.65 to 10.96	23,692,513	2.32%	4.72% to 3.62%
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.95% to 2.20%	1,659,885	12.46 to 11.45	20,435,727	0.84%	20.92% to 19.40%
2011	0.95% to 2.20%	1,877,500	10.30 to 9.59	19,135,209	0.98%	-10.17% to -11.30%
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.40 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.95% to 2.05%	3,321,520	11.14 to 10.34	36,582,883	0.22%	16.28% to 14.99%
2011	0.95% to 2.05%	3,807,910	9.58 to 8.99	36,141,690	0.27%	-5.59% to -6.64%
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.95% to 2.20%	1,267,595	9.63 to 8.96	12,103,085	1.03%	15.95% to 14.48%
2011	0.95% to 2.20%	1,374,546	8.31 to 7.83	11,339,347	0.99%	-3.16% to -4.38%
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.95% to 2.20%	1,281,408	21.21 to 15.85	26,114,165	7.81%	13.47% to 12.03%
2011	0.95% to 2.20%	1,499,037	18.69 to 14.15	26,996,076	8.19%	2.83% to 1.54%
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.95% to 2.20%	1,969,531	15.82 to 14.35	30,763,762	7.77%	13.62% to 12.18%
2011	0.95% to 2.20%	2,286,315	13.93 to 12.80	31,488,000	7.96%	2.82% to 1.53%
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
NVIT Emerging Markets Fund - Class I (GEM)
2012	0.95% to 2.05%	45,909	23.93 to 20.87	1,081,590	0.49%	16.10% to 14.81%
2011	0.95% to 2.05%	53,088	20.61 to 18.18	1,074,164	0.64%	-23.11% to -23.96%
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.30 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.40 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.95% to 2.20%	1,117,157	26.24 to 22.92	28,762,555	0.44%	16.12% to 14.65%
2011	0.95% to 2.20%	1,447,881	22.60 to 19.99	32,179,315	0.66%	-23.13% to -24.10%
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
NVIT Emerging Markets Fund - Class VI (GEM6)
2012	1.50% to 2.60%	28,770	19.73 to 17.90	549,863	0.24%	15.16% to 13.87%
2011	1.50% to 2.60%	35,349	17.13 to 15.72	588,811	0.43%	-23.75% to -24.60%
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.50% to -58.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2012	0.95% to 2.20%	475,976	$ 12.56 to $ 10.75	$5,887,748	0.86%	14.51% to 13.06%
2011	0.95% to 2.20%	523,208	10.97 to 9.51	5,662,385	1.69%	-10.62% to -11.75%
2010	0.95% to 1.85%	62,717	12.28 to 11.18	754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.90	799,141	1.41%	-46.57% to -47.06%
NVIT International Equity Fund - Class III (GIG3)
2012	0.95% to 2.20%	975,577	19.92 to 17.40	19,096,114	0.80%	14.48% to 13.03%
2011	0.95% to 2.20%	1,215,140	17.40 to 15.39	20,803,714	1.25%	-10.62% to -11.75%
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	1.25%	13,008	7.88	102,496	0.62%	13.78%
2011	1.25%	12,973	6.92	89,837	1.20%	-11.12%
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.95% to 2.20%	6,918,204	9.06 to 8.54	62,260,709	1.39%	15.83% to 14.36%
2011	0.95% to 2.20%	8,487,495	7.82 to 7.46	66,039,952	0.56%	-12.46% to -13.56%
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.80 to 7.60	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	0.95% to 1.75%	432,385	10.37 to 9.98	4,460,561	1.30%	10.44% to 9.54%
2011	0.95% to 1.75%	381,863	9.39 to 9.11	3,567,543	0.70%	-4.10% to -4.87%
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8.00 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.06%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2012	0.95% to 1.65%	228,694	9.91 to 9.58	2,250,854	0.91%	15.05% to 14.23%
2011	0.95% to 1.65%	306,028	8.61 to 8.39	2,622,892	1.96%	-7.27% to -7.92%
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2012	0.95% to 1.90%	860,739	11.08 to 10.59	9,459,005	1.50%	10% to 8.95%
2011	0.95% to 1.90%	806,397	10.07 to 9.72	8,066,520	2.42%	-2.28% to -3.22%
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.90	3,028,279	1.57%	-20.62% to -20.99%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2012	0.95% to 1.80%	550,198	10.63 to 10.21	5,798,672	1.28%	12.56% to 11.59%
2011	0.95% to 1.80%	581,248	9.45 to 9.15	5,454,426	2.27%	-4.36% to -5.18%
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2012	0.95% to 1.80%	684,120	11.51 to 11.06	7,789,099	1.62%	6.48% to 5.56%
2011	0.95% to 1.80%	876,996	10.82 to 10.48	9,416,711	2.39%	0.45% to -0.36%
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.95% to 1.80%	1,704,961	10.87 to 10.44	18,383,499	1.39%	11.30% to 10.34%
2011	0.95% to 1.80%	1,828,979	9.76 to 9.46	17,749,205	2.32%	-3.26% to -4.09%
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9.00	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2012	0.95% to 1.6%	627,883	10.33 to 10.02	6,443,680	1.13%	13.49% to 12.75%
2011	0.95% to 2.00%	715,736	9.10 to 8.75	6,476,071	2.34%	-5.58% to -6.57%
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.50% to -31.86%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2012	0.95% to 1.85%	771,585	$ 11.28 to $ 10.81	$8,633,970	1.57%	9.00% to 8.00%
2011	0.95% to 1.95%	824,921	10.35 to 9.97	8,482,686	2.57%	-1.22% to -2.21%
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.70 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.95% to 1.95%	720,113	12.72 to 12.14	9,086,612	3.11%	6.73% to 5.65%
2011	0.95% to 1.85%	766,295	11.92 to 11.53	9,086,373	3.14%	5.58% to 4.63%
2010	0.95% to 1.90%	722,330	11.29 to 11.01	8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	****
NVIT Core Bond Fund - Class II (NVCBD2)
2012	1.50% to 2.50%	76,022	12.24 to 11.67	913,159	2.73%	5.87% to 4.79%
2011	1.50% to 2.50%	79,379	11.57 to 11.14	904,698	2.90%	4.65% to 3.59%
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2012	0.95% to 2.20%	468,113	13.58 to 12.80	6,304,056	2.12%	6.10% to 4.76%
2011	0.95% to 2.20%	463,061	12.80 to 12.22	5,887,019	2.49%	5.04% to 3.72%
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.80%	****
NVIT Nationwide Fund - Class I (TRF)
2012	0.95% to 2.20%	7,146,201	14.19 to 9.31	99,844,793	1.38%	13.13% to 11.70%
2011	0.95% to 2.20%	8,372,529	12.54 to 8.33	103,533,162	1.12%	-0.42% to -1.68%
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.90% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
NVIT Nationwide Fund - Class II (TRF2)
2012	1.50% to 2.60%	35,483	12.02 to 10.66	410,807	1.15%	12.14% to 10.88%
2011	1.50% to 2.60%	45,677	10.72 to 9.61	475,742	0.86%	-1.12% to -2.23%
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
NVIT Government Bond Fund - Class I (GBF)
2012	0.95% to 2.25%	10,447,542	19.32 to 15.46	188,677,693	2.07%	2.08% to 0.73%
2011	0.95% to 2.25%	12,293,357	18.93 to 15.34	217,827,584	2.89%	6.24% to 4.85%
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.20%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.70% to 4.84%
NVIT Government Bond Fund - Class II (GBF2)
2012	1.50% to 2.60%	336,649	13.89 to 12.32	4,533,019	1.73%	1.22% to 0.09%
2011	1.50% to 2.60%	438,421	13.72 to 12.31	5,851,405	2.55%	5.40% to 4.23%
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.60	10,524,843	3.10%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.95% to 2.05%	2,932,172	9.84 to 5.97	27,746,329	0.55%	12.94% to 11.68%
2011	0.95% to 2.05%	3,261,287	8.71 to 5.34	27,405,056	0.57%	-1.63% to -2.72%
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.50 to 4.70	29,698,562	0.56%	32.20% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
NVIT International Index Fund - Class VIII (GVIX8)
2012	0.95% to 1.85%	360,461	9.11 to 8.57	3,263,744	2.29%	17.09% to 16.02%
2011	0.95% to 1.85%	701,900	7.78 to 7.39	5,423,730	2.82%	-13.68% to -14.46%
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	8.48 to 8.20	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.95% to 2.60%	2,595,098	15.47 to 12.87	38,966,073	1.51%	14.80% to 12.88%
2011	0.95% to 2.60%	2,902,862	13.47 to 11.40	38,059,017	1.80%	-4.84% to -6.42%
2010	0.95% to 2.60%	3,478,795	14.16 to 12.19	48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1.00%	26.00% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.90 to 8.79	46,171,625	2.06%	-37.44% to -38.58%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.95% to 1.80%	377,590	$ 13.62 to $ 13.20	$5,119,938	1.82%	8.34% to 7.41%
2011	0.95% to 1.60%	349,250	12.57 to 12.35	4,375,034	2.15%	-0.07% to -0.73%
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.50	1,477,660	1.94%	15.66% to 15.00%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.95% to 1.40%	70,337	14.68 to 14.44	1,029,188	1.65%	11.18% to 10.67%
2011	0.95% to 1.35%	73,171	13.21 to 13.06	963,988	1.97%	-1.87% to -2.27%
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.95% to 2.60%	3,409,144	13.89 to 11.56	45,991,163	1.70%	4.17% to 2.43%
2011	0.95% to 2.60%	3,695,621	13.33 to 11.28	47,923,219	2.43%	1.95% to 0.26%
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.60%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.95% to 2.60%	13,526,513	15.09 to 12.56	198,495,540	1.57%	9.76% to 7.92%
2011	0.95% to 2.60%	15,869,278	12.27 to 11.63	212,855,992	2.11%	-0.99% to -2.63%
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.95% to 2.60%	6,299,513	15.51 to 12.91	94,676,446	1.54%	12.68% to 10.80%
2011	0.95% to 2.60%	7,590,233	13.76 to 11.65	101,570,285	2.00%	-3.05% to -4.67%
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.70 to 11.12	147,623,643	1.20%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.40%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.95% to 2.60%	4,348,864	14.78 to 12.30	62,377,300	1.63%	7.01% to 5.22%
2011	0.95% to 2.60%	4,970,184	13.81 to 11.69	66,830,206	2.30%	1.09% to -0.59%
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.20 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.95% to 2.20%	3,063,218	28.84 to 21.33	91,420,368	1.03%	16.35% to 14.88%
2011	0.95% to 2.20%	3,748,165	24.78 to 18.56	96,212,301	0.76%	-3.47% to -4.68%
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
NVIT Money Market Fund - Class I (SAM)
2012	0.95% to 2.60%	17,342,803	12.48 to 9.19	207,045,415	0.00%	0.95% to -2.61%
2011	0.95% to 2.60%	21,235,532	12.60 to 9.44	256,646,827	0.00%	-0.95% to -2.59%
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2012	1.10% to 1.10%	4,488	15.64 to 15.64	70,192	1.18%	14.58% to 14.58%
2011	1.10% to 1.15%	870	13.65 to 13.63	11,874	1.32%	-10.32% to -10.33%
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.80%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.95% to 2.25%	5,166,488	9.59 to 9.02	49,202,731	0.57%	14.68% to 13.17%
2011	0.95% to 2.25%	6,118,224	8.36 to 7.97	50,889,122	1.26%	-10.23% to -11.40%
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.10 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2012	1.25%	179	11.79	2,112	0.12%	15.58%
2011	1.25%	195	10.20	1,990	1.53%	-17.46%
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.95% to 2.20%	603,932	15.70 to 13.89	9,296,209	0.40%	16.12% to 14.65%
2011	0.95% to 2.20%	712,738	13.52 to 12.11	9,469,953	1.72%	-16.91% to -17.96%
2010	0.95% to 2.20%	905,151	16.28 to 14.77	14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.60% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.20	21,040,830	1.71%	-46.84% to -47.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2012	1.50% to 2.60%	30,450	$ 10.25 to $ 9.30	$306,774	0.16%	15.19% to 13.90%
2011	1.50% to 2.60%	32,579	8.90 to 8.17	284,539	1.58%	-17.65% to -18.57%
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.95% to 2.60%	2,143,624	10.31 to 9.53	21,714,092	0.47%	15.25% to 13.32%
2011	0.95% to 2.60%	2,538,927	8.94 to 8.41	22,413,289	0.01%	-3.83% to -5.43%
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.30	56,087	0.27%	-36.76% to -37.04%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2012	1.50% to 2.60%	47,902	9.94 to 9.43	467,975	0.20%	14.39% to 13.11%
2011	1.50% to 2.60%	62,261	8.69 to 8.34	533,955	0.00%	-4.68% to -5.74%
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.95% to 2.25%	701,373	11.37 to 10.98	7,935,795	1.35%	16.69% to 15.15%
2011	0.95% to 2.25%	806,019	9.75 to 9.53	7,833,141	1.06%	-6.72% to -7.95%
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2012	0.95% to 2.60%	307,809	9.63 to 8.91	2,878,555	1.02%	16.47% to 14.53%
2011	0.95% to 2.60%	390,315	8.27 to 7.78	3,151,706	0.80%	-6.98% to -8.53%
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.20% to 24.10%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.95% to 2.25%	7,505,685	10.66 to 10.02	79,409,521	0.00%	13.81% to 12.31%
2011	0.95% to 2.25%	9,057,308	9.36 to 8.92	84,331,712	0.00%	-5.14% to -6.38%
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.60% to -38.17%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2012	1.20% to 2.10%	549,050	10.40 to 9.97	5,689,561	0.00%	13.27% to 12.23%
2011	1.20% to 2.10%	641,306	9.18 to 8.88	5,872,533	0.00%	-5.60% to -6.45%
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.95% to 2.20%	5,061,320	11.46 to 10.80	57,485,284	1.08%	15.24% to 13.78%
2011	0.95% to 2.20%	6,072,780	9.95 to 9.50	59,973,772	0.78%	-3.25% to -4.47%
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.95% to 2.20%	1,396,829	16.15 to 13.58	22,006,733	0.00%	12.36% to 10.94%
2011	0.95% to 2.20%	1,683,899	14.38 to 12.24	23,650,834	0.00%	-1.60% to -2.83%
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2012	1.50% to 2.60%	30,452	10.86 to 9.63	317,793	0.00%	11.39% to 10.15%
2011	1.50% to 2.60%	39,878	9.75 to 8.74	374,304	0.00%	-2.35% to -3.43%
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.10 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6.00	588,793	0.00%	-47.34% to -47.93%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.95% to 2.40%	2,933,718	36.38 to 19.66	93,120,074	0.81%	19.30% to 17.55%
2011	0.95% to 2.40%	3,501,538	23.59 to 16.72	93,191,567	0.44%	-5.97% to -7.34%
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20.00 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16.00 to 13.60	120,429,640	1.07%	-32.80% to -34.17%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2012	1.50% to 2.60%	51,758	15.31 to 13.58	765,755	0.51%	18.50% to 17.17%
2011	1.50% to 2.60%	67,112	12.92 to 11.59	839,424	0.34%	-6.87% to -7.91%
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.95% to 2.20%	3,336,881	$ 24.99 to $ 21.74	$90,428,333	0.15%	14.40% to 12.96%
2011	0.95% to 2.20%	3,983,163	21.84 to 19.24	94,371,306	0.53%	-6.45% to -7.63%
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.10 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2012	1.50% to 2.60%	107,261	16.10 to 14.28	1,667,793	0.00%	13.49% to 12.22%
2011	1.50% to 2.60%	123,033	14.19 to 12.73	1,690,573	0.48%	-7.21% to -8.25%
2010	1.50% to 2.60%	180,903	15.29 to 13.87	2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.40	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.70	2,575,248	0.59%	-39.28% to -39.96%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.95% to 2.60%	3,260,113	19.40 to 15.24	61,682,321	2.50%	11.18% to 9.32%
2011	0.95% to 2.60%	3,529,900	17.45 to 13.94	60,182,019	4.23%	4.55% to 2.81%
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.20% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.95% to 1.65%	782,664	10.94 to 10.58	8,502,399	1.23%	2.54% to 1.81%
2011	0.95% to 1.65%	998,649	10.67 to 10.40	10,598,447	1.53%	0.34% to -0.37%
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.80	2,054,736	2.36%	-1.20% to -2.03%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.95% to 2.40%	22,889,891	15.92 to 15.08	362,380,774	0.68%	17.56% to 15.83%
2011	0.95% to 2.40%	27,561,260	13.54 to 13.02	371,745,104	0.66%	-3.16% to -4.58%
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.90	1,339,008	0.33%	29.77% to 28.98%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2012	1.50% to 2.60%	541,918	15.46 to 14.83	8,285,284	0.41%	16.64% to 15.34%
2011	1.50% to 2.60%	708,208	13.25 to 12.86	9,306,722	0.40%	-3.95% to -5.03%
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.95% to 2.20%	294,124	14.01 to 13.38	4,099,498	2.75%	18.43% to 16.93%
2011	0.95% to 2.20%	266,383	11.83 to 11.44	3,140,657	2.73%	-13.26% to -14.35%
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2012	0.95% to 2.20%	1,643,914	13.98 to 9.36	22,623,622	1.21%	17.34% to 15.85%
2011	0.95% to 2.20%	1,921,900	11.91 to 8.08	22,292,576	1.29%	-3.25% to -4.47%
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.95% to 2.60%	8,144,479	11.34 to 10.49	91,656,539	1.03%	14.68% to 12.77%
2011	0.95% to 2.60%	9,422,684	9.89 to 9.30	92,615,775	0.85%	5.49% to 3.74%
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2012	1.50% to 2.60%	102,976	12.79 to 11.34	1,263,347	1.35%	15.48% to 14.19%
2011	1.50% to 2.60%	118,845	11.07 to 9.93	1,270,742	1.10%	4.48% to 3.32%
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2012	1.50% to 2.60%	85,005	11.86 to 10.52	979,227	0.03%	14.38% to 13.10%
2011	1.50% to 2.60%	104,755	10.32 to 9.26	1,049,090	0.09%	-5.19% to -6.25%
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2012	0.95% to 2.60%	498,580	11.69 to 16.41	6,446,196	0.29%	17.34% to 15.38%
2011	0.95% to 2.60%	630,824	9.97 to 14.22	7,161,370	0.28%	-9.49% to -10.99%
2010	0.95% to 2.60%	751,905	11.01 to 15.98	9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.30% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2012	0.95% to 2.20%	3,486,389	$ 16.65 to $ 10.03	$54,588,819	2.07%	13.65% to 12.21%
2011	0.95% to 2.20%	4,001,635	14.65 to 8.93	55,628,696	1.52%	2.13% to 0.85%
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.50%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.40%
VP Income & Growth Fund - Class II (ACVIG2)
2012	1.50% to 2.60%	81,372	12.84 to 11.39	999,407	1.82%	12.74% to 11.47%
2011	1.50% to 2.60%	97,513	11.39 to 10.22	1,068,862	1.26%	1.32% to 0.19%
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.95% to 2.60%	4,443,914	15.40 to 13.09	67,281,061	2.41%	6.36% to 4.59%
2011	0.95% to 2.60%	4,977,859	14.47 to 12.51	70,999,847	3.96%	10.69% to 8.85%
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.50 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
VP International Fund - Class I (ACVI)
2012	0.95% to 1.75%	89,644	17.03 to 12.17	1,506,233	0.91%	20.01% to 19.04%
2011	0.95% to 1.75%	111,870	14.19 to 10.22	1,570,384	1.36%	-12.88% to -13.58%
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
VP International Fund - Class III (ACVI3)
2012	1.60% to 1.75%	7,644	14.56 to 14.33	109,611	0.90%	19.22% to 19.04%
2011	1.60% to 1.75%	9,402	12.22 to 12.04	113,260	1.38%	-13.45% to -13.58%
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.95% to 2.20%	851,917	13.85 to 12.72	11,680,827	1.99%	15.22% to 13.76%
2011	0.95% to 2.20%	958,698	12.02 to 11.18	11,406,526	1.35%	-1.63% to -2.87%
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
VP Mid Cap Value Fund - Class II (ACVMV2)
2012	1.25% to 2.25%	28,445	16.18 to 14.97	445,290	1.85%	14.77% to 13.61%
2011	1.25% to 2.25%	33,862	13.17 to 14.10	461,157	1.16%	-2.07% to -3.06%
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.90%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
VP Ultra(R) Fund - Class I (ACVU1)
2012	1.75% to 1.75%	1,197	11.58 to 11.58	13,858	0.00%	11.93% to 11.93%
2011	1.75%	22,767	10.34	235,497	0.00%	-0.70%
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.30 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
VP Value Fund - Class I (ACVV)
2012	0.95% to 1.30%	92,264	21.69 to 22.19	2,056,297	1.92%	13.50% to 13.04%
2011	0.95% to 1.65%	108,358	19.11 to 18.37	2,127,340	2.00%	0.05% to -0.65%
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17.00 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.80%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.90% to -28.71%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	6.74 to 8.38	6,061,323	0.00%	-49.11% to -49.80%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.95% to 2.25%	1,365,131	17.95 to 15.59	24,024,025	0.44%	14.64% to 13.13%
2011	0.95% to 2.25%	1,559,234	15.66 to 13.78	23,990,069	0.63%	-0.39% to -1.70%
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.40	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.30	29,718,594	0.83%	-31.57% to -32.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.95% to 2.25%	3,631,658	$ 19.22 to $ 11.14	$65,335,071	3.66%	9.38% to 7.94%
2011	0.95% to 2.25%	3,822,632	17.57 to 10.32	63,435,211	1.64%	7.98% to 6.56%
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.10	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
Appreciation Portfolio - Service Shares (DCAPS)
2012	1.50% to 2.60%	88,355	13.93 to 12.35	1,180,325	3.20%	8.48% to 7.27%
2011	1.50% to 2.60%	111,004	12.84 to 11.52	1,372,470	1.60%	7.11% to 5.92%
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.70	1,765,657	2.67%	20.40% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2012	0.95% to 1.55%	2,740	11.91 to 11.13	31,378	0.00%	19.42% to 18.69%
2011	0.95% to 1.55%	4,774	9.98 to 9.38	46,165	0.39%	-14.66% to -15.18%
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9.00 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.90	123,595	1.08%	-38.19% to -38.56%
International Value Portfolio - Initial Shares (DVIV)
2012	0.95% to 1.40%	4,058	14.62 to 13.90	59,124	3.45%	11.59% to 11.09%
2011	0.95% to 1.55%	6,452	13.10 to 12.32	83,013	2.09%	-19.25% to -19.74%
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2012	1.50% to 2.60%	30,241	11.21 to 9.95	325,343	0.26%	8.37% to 7.16%
2011	1.50% to 2.60%	50,099	10.35 to 9.28	496,562	0.47%	-6.92% to -7.96%
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
High Income Bond Fund II - Service Shares (FHIBS)
2012	1.50% to 2.60%	113,545	19.98 to 17.72	2,178,864	7.11%	12.59% to 11.33%
2011	1.50% to 2.60%	131,217	17.74 to 15.92	2,240,961	8.87%	3.35% to 2.20%
2010	1.50% to 2.60%	154,353	17.17 to 15.58	2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.20% to -28.02%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.95% to 2.25%	5,823,950	18.52 to 16.02	104,920,544	4.21%	8.68% to 7.25%
2011	0.95% to 2.25%	6,746,552	17.04 to 14.94	112,074,014	5.41%	1.29% to -0.02%
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
Quality Bond Fund II - Service Shares (FQBS)
2012	1.50% to 2.60%	284,778	14.67 to 13.01	4,020,956	3.90%	7.80% to 6.59%
2011	1.50% to 2.60%	345,820	13.61 to 12.21	4,539,246	5.21%	0.46% to -0.65%
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.70 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2012	1.50% to 2.60%	42,219	16.14 to 14.31	656,663	0.33%	25.15% to 23.75%
2011	1.50% to 2.60%	61,512	12.89 to 11.57	769,295	0.67%	-10.40% to -11.40%
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.80% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
VIP Contrafund Portfolio - Service Class (FCS)
2012	0.95% to 1.35%	507,700	24.13 to 22.76	11,968,609	1.26%	15.20% to -14.72%
2011	0.95% to 1.35%	545,334	20.95 to 19.84	11,175,941	0.87%	-3.56% to -3.92%
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.5%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.95% to 2.20%	1,612,415	10.29 to 9.45	16,496,248	0.67%	3.74% to 2.42%
2011	0.95% to 2.20%	2,263,082	9.92 to 9.23	22,325,584	0.76%	-6.10% to -7.28%
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	0.95% to 2.25%	12,322,376	$ 17.15 to $ 12.46	$209,206,883	2.88%	16.07% to 14.55%
2011	0.95% to 2.25%	14,580,614	14.78 to 10.88	213,749,641	2.23%	-0.10% to -1.41%
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.80% to 26.30%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.40	265,365,034	2.08%	-43.25% to -44.34%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2012	1.50% to 2.60%	368,868	13.12 to 11.64	4,675,223	2.73%	15.30% to 14.01%
2011	1.50% to 2.60%	459,405	11.38 to 10.21	5,066,400	2.05%	-0.85% to -1.96%
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.30	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.30%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.95% to 1.80%	805,672	12.63 to 11.92	10,064,363	1.67%	10.62% to 9.67%
2011	0.95% to 1.80%	915,875	11.41 to 10.87	10,333,207	2.19%	-1.23% to -2.08%
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2012	1.25% to 2.25%	4,864	13.51 to 12.50	62,155	1.74%	10.19% 9.07%
2011	1.25% to 2.25%	4,823	12.26 to 11.46	56,041	1.71%	-1.67% to -2.66%
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.95% to 1.95%	836,539	12.20 to 11.40	10,106,278	2.05%	12.11% to 10.98%
2011	0.95% to 1.95%	763,176	10.88 to 10.27	8,229,065	1.99%	-2.06% to -3.05%
2010	0.95% to 2.05%	767,233	11.11 to 10.54	8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2012	1.25% to 2.25%	10,554	13.66 to 12.64	137,177	1.75%	11.65% to 10.52%
2011	1.25% to 2.25%	11,497	12.23 to 11.43	134,787	1.82%	-2.47% to -3.45%
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.60	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.95% to 1.80%	569,456	11.78 to 11.12	6,650,619	1.97%	14.38% to 13.40%
2011	0.95% to 1.80%	605,991	10.30 to 9.81	6,195,674	2.16%	-3.62% to -4.44%
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.30 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2012	1.25% to 2.25%	23,092	13.56 to 12.54	305,870	1.83%	13.74% to 12.58%
2011	1.25% to 2.25%	26,670	11.92 to 11.13	311,288	1.97%	-4.04% to -5.01%
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.40% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2012	0.95% to 1.30%	83,048	12.52 to 11.53	977,697	0.34%	18.34% to 17.86%
2011	0.95% to 1.20%	65,159	10.58 to 9.92	650,728	0.05%	1.24% to 1.02%
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
VIP Growth Portfolio - Service Class (FGS)
2012	0.95% to 2.20%	9,695,757	16.04 to 8.87	147,152,178	0.47%	13.45% to 12.02%
2011	0.95% to 2.20%	11,526,597	14.14 to 7.92	154,239,022	0.24%	-0.81% to -2.06%
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.60 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
VIP Growth Portfolio - Service Class 2 (FG2)
2012	1.50% to 2.60%	189,748	11.89 to 10.55	2,176,630	0.33%	12.68% to 11.42%
2011	1.50% to 2.60%	224,696	10.55 to 9.47	2,294,256	0.12%	-1.53% to -2.63%
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.10% to -48.68%
VIP High Income Portfolio - Service Class (FHIS)
2012	0.95% to 2.20%	2,889,322	15.15 to 12.07	44,514,658	5.45%	13.11% to 11.68%
2011	0.95% to 2.20%	3,441,039	13.40 to 10.81	46,947,223	6.15%	2.94% to 1.65%
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP High Income Portfolio - Service Class R (FHISR)
2012	0.95% to 2.20%	4,789,971	$ 13.64 to $ 12.69	$64,630,282	6.17%	13.01% to 11.58%
2011	0.95% to 2.00%	4,959,858	12.07 to 11.48	59,333,297	7.93%	3.01% to 1.92%
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.30 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.95% to 2.20%	3,975,975	14.72 to 13.02	57,606,006	2.14%	4.76% to 3.44%
2011	0.95% to 2.05%	4,529,810	14.05 to 12.77	62,756,257	3.03%	6.19% to 5.02%
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.20%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.95% to 2.20%	2,847,168	16.07 to 11.06	33,890,768	0.48%	13.66% to 12.22%
2011	0.95% to 2.20%	3,553,566	10.59 to 9.85	37,259,289	0.13%	-11.56% to -12.68%
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.10	36,894,241	0.64%	38.69% to 36.50%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2012	1.50% to 2.60%	225,619	21.53 to 19.10	4,685,563	0.38%	12.84% to 11.58%
2011	1.50% to 2.60%	257,566	19.08 to 17.12	4,757,756	0.02%	-12.19% to -13.17%
2010	1.50% to 2.60%	352,256	21.73 to 19.71	7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
VIP Overseas Portfolio - Service Class (FOS)
2012	0.95% to 2.20%	979,779	14.93 to 10.57	14,631,223	1.78%	19.39% to 17.88%
2011	0.95% to 2.20%	1,153,475	12.51 to 8.96	14,432,905	1.18%	-18.01% to -19.05%
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.10	22,758,715	2.28%	-44.40% to -45.10%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2012	1.50% to 2.60%	197,646	13.98 to 12.40	2,673,230	1.67%	18.64% to 17.31%
2011	1.50% to 2.60%	239,221	11.79 to 10.57	2,734,899	1.10%	-18.63% to -19.54%
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.95% to 2.20%	1,616,873	15.07 to 13.16	23,901,516	1.78%	19.52% to 18.01%
2011	0.95% to 2.20%	1,944,416	12.61 to 11.15	24,106,625	1.18%	-18.09% to -19.12%
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.95% to 2.05%	680,153	17.28 to 15.34	11,549,104	0.50%	25.89% to 24.49%
2011	0.95% to 2.05%	774,871	13.73 to 12.32	10,470,435	0.80%	-9.71% to -10.71%
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.50%	55.90% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.95% to 2.20%	3,981,931	13.54 to 12.44	53,095,603	6.44%	11.58% to 10.17%
2011	0.95% to 2.20%	4,067,800	12.13 to 11.29	48,728,371	5.83%	1.41% to 0.14%
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.20	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2012	1.25% to 2.25%	47,724	14.66 to 12.71	676,912	1.62%	10.56% to 9.44%
2011	1.25% to 2.25%	55,911	13.26 to 11.61	717,755	1.48%	4.67% to 3.62%
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.50	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2012	0.95% to 2.20%	1,017,605	11.86 to 10.90	12,077,628	0.77%	17.26% to 15.78%
2011	0.95% to 1.85%	1,387,527	10.12 to 9.61	14,108,091	0.68%	-4.67% to -5.54%
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.20	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.95% to 2.15%	878,045	17.34 to 10.95	10,359,629	1.46%	12.08% to 10.72%
2011	0.95% to 2.15%	715,467	10.60 to 9.89	7,517,269	0.95%	-16.66% to -17.67%
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2012	1.25%	1,524	$16.35	$24,909	2.94%	16.75%
2011	1.25%	1,784	14.00	24,991	1.65%	-11.75%
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.95% to 2.15%	799,025	11.11 to 10.25	8,809,472	2.93%	17.18% to 15.75%
2011	0.95% to 2.15%	745,150	9.49 to 8.85	7,018,430	1.69%	-11.53% to -12.60%
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.40%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.95% to 2.20%	2,803,406	18.07 to 16.60	50,081,035	6.30%	13.97% to 12.52%
2011	0.95% to 2.20%	3,466,837	15.85 to 14.75	54,408,865	5.60%	-1.77% to -3.01%
2010	0.95% to 2.20%	3,633,038	16.14 to 15.21	58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.20% to 3.38%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.95% to 1.95%	345,064	10.38 to 9.90	3,546,176	3.07%	14.23% to 13.08%
2011	0.95% to 1.95%	452,981	9.09 to 8.76	4,084,106	0.01%	-2.48% to -3.46%
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.20%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.95% to 2.35%	1,803,378	11.14 to 9.71	19,676,659	2.89%	3.61% to 2.14%
2011	0.95% to 2.35%	2,113,398	10.75 to 9.50	22,278,758	3.64%	-0.66% to -2.06%
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
Guardian Portfolio - I Class Shares (AMGP)
2012	1.60% to 1.75%	13,209	18.45 to 12.39	173,493	0.26%	10.92% to 10.75%
2011	1.60% to 1.75%	15,702	16.64 to 11.18	184,483	0.47%	-4.49% to -4.64%
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.60% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.70%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2012	1.60% to 1.75%	14,902	22.01 to 15.46	248,502	0.00%	10.61% to 10.44%
2011	1.60% to 1.75%	17,132	19.90 to 14.00	264,073	0.00%	-1.13% to -1.28%
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15.00 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2012	1.60% to 1.75%	4,405	15.57 to 11.59	55,896	0.45%	14.73% to 14.55%
2011	1.60% to 1.75%	4,144	13.58 to 10.12	46,304	0.00%	-12.77% to -12.91%
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.40 to 6.90	45,631,990	0.46%	-52.85% to -53.60%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2011	1.25%	244	11.39	2,783	0.35%	-7.87%
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.95% to 2.60%	102,750	8.86 to 10.91	1,014,871	0.00%	7.78% to 5.99%
2011	0.95% to 2.60%	137,510	8.22 to 10.30	1,253,000	0.00%	-2.00% to -3.63%
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.95% to 2.10%	537,817	14.41 to 13.02	7,663,164	0.23%	9.92% to 8.64%
2011	0.95% to 2.45%	634,052	13.11 to 11.66	8,224,270	0.31%	-4.00% to -5.45%
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.90 to 9.09	3,549,018	0.04%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2012	0.95% to 1.35%	156,559	$ 16.82 to $ 17.43	$2,791,859	0.66%	13.03% to -12.60%
2011	0.95% to 1.35%	178,265	14.88 to 15.48	2,815,319	0.37%	-2.09% to -2.46%
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.80 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.95% to 2.60%	3,103,349	24.05 to 20.45	73,128,193	2.16%	20.07% to 18.07%
2011	0.95% to 2.60%	3,682,904	20.03 to 17.32	72,453,662	1.30%	-9.14% to -10.65%
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.60	91,407,219	1.60%	-40.76% to -41.86%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.95% to 2.40%	3,050,182	22.92 to 12.70	45,550,676	2.16%	20.11% to 18.35%
2011	0.95% to 2.40%	3,666,878	12.75 to 10.73	45,704,064	1.34%	-9.16% to -10.49%
2010	0.95% to 2.40%	4,726,587	14.03 to 11.99	64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
Global Securities Fund/VA - Service Class (OVGSS)
2012	1.50% to 2.60%	85,619	16.98 to 15.06	1,402,134	1.90%	19.13% to 17.80%
2011	1.50% to 2.60%	125,525	14.25 to 12.79	1,737,120	1.14%	-9.90% to -10.90%
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.95% to 2.25%	6,117,718	14.26 to 9.41	90,848,370	0.98%	15.76% to 14.24%
2011	0.95% to 2.25%	7,294,295	12.32 to 8.24	93,789,052	0.88%	-0.97% to -2.26%
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
Main Street Fund(R)/VA - Service Class (OVGIS)
2012	1.50% to 2.60%	197,383	12.76 to 11.32	2,448,732	0.66%	14.86% to 13.57%
2011	1.50% to 2.60%	233,999	11.11 to 9.96	2,533,407	0.61%	-1.81% to -2.90%
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.10	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.30	3,018,113	1.37%	-39.55% to -40.22%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.95% to 1.85%	1,043,075	11.36 to 10.69	11,787,120	0.43%	16.86% to 15.80%
2011	0.95% to 1.85%	1,204,457	9.72 to 9.23	11,651,166	0.57%	-3.14% to -4.02%
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2012	1.25%	10,227	16.31	166,865	0.33%	16.20%
2011	1.25%	11,138	14.04	156,394	0.41%	-3.60%
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	0.95% to 2.25%	3,506,895	14.08 to 5.39	53,390,563	0.00%	15.34% to 13.82%
2011	0.95% to 2.25%	4,099,641	12.20 to 4.74	54,135,465	0.00%	0.08% to -1.17%
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.95% to 1.75%	125,636	10.16 to 10.15	1,276,369	0.00%	1.62% to 1.47%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2012	1.50% to 2.60%	199,380	17.88 to 15.86	3,458,755	5.83%	11.45% to 10.20%
2011	1.50% to 2.60%	235,323	16.04 to 14.39	3,665,294	2.78%	-0.86% to -1.96%
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
All Asset Portfolio - Advisor Class (PMVAAD)
2012	0.95% to 2.10%	345,476	10.65 to 10.57	3,675,070	5.57%	6.50% to 5.67%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.95% to 1.85%	586,111	13.21 to 12.78	7,693,194	5.33%	4.23% to 3.28%
2011	0.95% to 2.20%	790,240	12.68 to 12.25	9,964,732	1.92%	7.39% to 6.04%
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.90 to 10.83	3,876,841	0.81%	8.97% to 8.27%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Low Duration Portfolio - Advisor Class (PMVLAD)
2012	0.95% to 2.20%	3,531,011	$ 11.98 to $ 11.44	$42,000,403	1.80%	4.74% to 3.42%
2011	0.95% to 2.20%	3,301,266	11.44 to 11.06	37,584,910	1.58%	0.05% to -1.21%
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	****
Real Return Portfolio - Administrative Class (PMVRRA)
2012	0.95% to 1.30%	79,167	15.33 to 14.98	1,201,582	1.05%	-7.73% to -7.31%
2011	0.95% to 1.30%	86,160	14.23 to 13.96	1,216,314	1.96%	10.57% to 10.27%
2010	0.95% to 1.30%	66,930	12.87 to 12.66	855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.95% to 1.30%	184,087	15.61 to 15.25	2,846,766	2.57%	-8.55% to -8.16%
2011	0.95% to 1.30%	189,504	14.38 to 14.10	2,705,068	2.62%	2.64% to 2.25%
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
Total Return Portfolio - Advisor Class (PMVTRD)
2012	0.95% to 2.20%	1,553,315	10.88 to 10.65	16,852,755	2.46%	8.46% to 7.09%
2011	0.95% to 2.10%	619,895	10.03 to 9.95	6,207,984	1.64%	0.28% to -0.50%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	1.25%	877	12.53	10,993	1.72%	17.64%
2011	1.25%	950	10.65	10,123	1.25%	-5.83%
2010	1.25%	1,028	11.31	11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.60%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
2012	0.95% to 2.60%	188,672	9.67 to 10.36	2,031,028	0.00%	-3.31% to 10.44%	****
2011	1.50% to 2.60%	113,135	10.45 to 9.38	1,140,716	0.00%	-7.79% to -8.82%
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.90 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
Van Kampen V.I. Comstock Fund - Series II Shares (ACC2)
2012	1.50% to 2.60%	412,036	13.92 to 12.34	5,548,327	1.42%	17.14% to 15.83%
2011	1.50% to 2.60%	512,532	11.88 to 10.66	5,900,442	1.36%	-3.57% to -4.65%
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
2012	0.95% to 1.40%	4,630	9.69 to 9.66	44,799	0.00%	-3.13% to -3.43%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2011	1.25%	6,785	9.47	64,249	0.61%	-4.60%
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.40	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.10 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
V.I. Core Equity Fund - Series I (AVGI)
2012	0.95% to 1.55%	4,438	15.22 to 14.23	64,665	0.74%	12.80% to 12.11%
2011	0.95% to 1.55%	11,470	13.50 to 12.69	147,542	0.49%	-1.01% to -1.61%
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.30%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
V.I. Core Equity Fund - Series II (AVCE2)
2012	1.50% to 2.50%	51,171	11.73 to 10.96	584,210	0.84%	11.91% to 10.77%
2011	1.50% to 2.50%	63,040	10.48 to 9.89	645,547	0.74%	-1.79% to -2.78%
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
V.I. Equity and Income Fund - Series I (IVKEI1)
2012	0.95% to 1.55%	23,707	10.20 to 10.10	241,404	1.84%	11.50% to 10.83%
2011	0.95% to 1.55%	26,106	9.15 to 9.11	238,623	0.28%	-8.52% to -8.89%	****
V.I. Global Health Care Fund - Series I (IVHS)
2012	0.95% to 1.25%	13,126	13.57 to 13.30	176,151	0.00%	19.77% to 19.39%
2011	0.95% to 1.25%	7,570	11.33 to 11.14	84,962	0.00%	3.00% to 2.67%
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.40%	26.50% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
V.I. Global Real Estate Fund - Series I (IVRE)
2012	0.95% to 1.30%	32,559	11.76 to 11.49	378,685	0.57%	26.86% to 26.40%
2011	0.95% to 1.30%	31,564	9.27 to 9.09	289,925	3.29%	-7.39% to -7.72%
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.60 to 8.49	310,149	0.00%	30.30% to 29.82%
2008	0.95% to 1.30%	32,265	6.60 to 6.54	212,007	5.42%	-45.18% to -45.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Diversified Stock Fund Class A Shares (VYDS)
2012	0.95% to 1.65%	248,424	$ 13.13 to $ 11.87	$3,167,471	0.95%	15.17% to 14.36%
2011	0.95% to 1.65%	294,187	11.40 to 10.38	3,264,930	0.64%	-7.71% to -8.36%
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.10 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
Micro-Cap Portfolio - Investment Class (ROCMC)
2012	0.95% to 1.25%	67,539	11.91 to 11.68	795,615	0.00%	6.53% to 6.28%
2011	0.95% to 1.25%	75,757	11.18 to 10.99	838,766	2.27%	-12.93% to -13.19%
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.10%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
SBL Fund - Series D (MSCI EAFE Equal Weight Series) (SBLD)
2012	1.10% to 1.30%	17,262	9.91 to 9.78	170,809	0.00%	15.23% to 15.06%
2011	1.10% to 1.30%	26,678	8.60 to 8.50	228,895	0.00%	-16.67% to -16.91%
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.8% to -39.17%
Series J (Mid Cap Growth Series) (SBLJ)
2012	1.10% to 1.30%	12,558	10.25 to 10.12	128,481	0.00%	14.53% to 14.35%
2011	0.95% to 1.30%	15,074	9.03 to 8.85	134,874	0.00%	-5.25% to -5.55%
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
Series N (Managed Asset Allocation Series) (SBLN)
2012	0.95% to 1.30%	14,756	12.72 to 12.43	185,513	0.00%	12.02% to 11.64%
2011	1.10% to 1.25%	8,621	11.24 to 11.14	96,775	0.00%	-0.44% to -0.63%
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
Series O (All Cap Value Series) (SBLO)
2012	0.95% to 1.20%	24,139	11.65 to 11.46	278,378	0.00%	14.44% to 14.14%
2011	0.95% to 1.20%	76,596	10.18 to 10.04	774,297	0.00%	-5.30% to -5.55%
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7.00	826,269	0.00%	-39.03% to -39.24%
Series P (High Yield Series) (SBLP)
2012	0.95% to 1.30%	29,664	16.38 to 16.01	481,279	0.00%	13.75% to 13.39%
2011	0.95% to 1.30%	29,110	14.40 to 14.12	416,021	0.00%	-0.96% to -1.33%
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.20% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
Series Q (Small Cap Value Series) (SBLQ)
2012	0.95% to 1.30%	58,150	14.93 to 14.59	858,607	0.00%	18.30% to 17.95%
2011	0.95% to 1.30%	73,734	12.62 to 12.37	921,474	0.00%	-5.47% to -5.86%
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.80%
2008	0.95% to 1.30%	64,592	7.16 to 7.10	460,344	0.00%	-39.17% to -39.37%
Series V (Mid Cap Value Series) (SBLV)
2012	0.95% to 1.30%	161,868	13.58 to 13.26	2,173,908	0.00%	16.07% to 15.61%
2011	0.95% to 1.30%	165,613	11.70 to 11.47	1,920,046	0.00%	-8.38% to -8.75%
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
Series X (Small Cap Growth Series) (SBLX)
2012	1.10% to 1.15%	8,905	10.35 to 10.32	92,155	0.00%	10.34% to 10.26%
2011	1.10% to 1.15%	8,735	9.38 to 9.36	81,932	0.00%	-3.10% to -3.01%
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
SBL Fund - Series Y (Large Cap Concentrated Growth Series) (SBLY)
2012	1.10% to 1.25%	2,881	9.86 to 9.76	28,340	0.00%	9.43% to 9.29%
2011	1.10% to 1.25%	1,849	9.01 to 8.93	16,622	0.00%	-5.36% to -5.50%
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.20	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.40 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.20% to -43.97%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	$ 8.81 to $ 8.46	$15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.10 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
Health Sciences Portfolio - II (TRHS2)
2012	0.95% to 2.60%	1,447,320	14.99 to 14.34	21,622,699	0.00%	29.75% to 27.59%
2011	0.95% to 2.60%	674,188	11.56 to 11.24	7,772,836	0.00%	9.34% to 7.52%
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2012	0.95% to 2.20%	327,050	9.66 to 9.58	3,156,795	1.06%	-3.37% to -4.19%	****
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.95% to 2.20%	905,469	25.22 to 29.13	30,746,409	0.00%	28.57% to 26.95%
2011	0.95% to 2.20%	475,910	19.62 to 22.95	11,979,501	1.09%	-26.44% to -27.37%
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.95% to 2.60%	900,815	29.47 to 31.92	32,107,037	0.77%	2.40% to 0.69%
2011	0.95% to 2.05%	354,656	28.78 to 34.08	11,990,469	1.22%	-17.24% to -18.16%
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.95% to 2.25%	6,695,505	26.09 to 21.82	170,977,693	1.16%	18.04% to 16.49%
2011	0.95% to 2.25%	8,197,211	22.11 to 18.73	177,547,335	1.05%	-8.09% to -9.29%
2010	0.95% to 2.25%	10,423,052	24.05 to 20.65	245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.50% to -27.59%
Variable Insurance Portfolios - Balanced (WRBP)
2012	0.95% to 2.25%	2,832,072	16.38 to 13.76	45,485,972	1.50%	10.68% to 9.23%
2011	0.95% to 2.25%	3,231,584	14.80 to 12.59	46,983,411	1.52%	2.33% to 0.99%
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
Variable Insurance Portfolios - Bond (WRBDP)
2012	0.95% to 2.25%	5,653,755	16.74 to 13.85	92,655,701	3.12%	4.77% to 3.39%
2011	0.95% to 2.25%	6,157,959	15.98 to 13.40	96,552,451	2.68%	6.29% to 4.90%
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.80%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
Variable Insurance Portfolios - Core Equity (WRCEP)
2012	0.95% to 2.25%	7,924,937	13.39 to 11.46	104,114,930	0.59%	17.47% to 15.93%
2011	0.95% to 2.25%	9,558,169	11.40 to 9.89	107,010,691	0.36%	0.70% to -0.62%
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.70 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2012	0.95% to 2.25%	1,093,997	14.65 to 13.07	15,813,876	1.10%	12.10% to 10.63%
2011	0.95% to 2.25%	1,359,638	13.07 to 11.81	17,548,996	1.05%	-5.59% to -6.83%
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1.00%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.40%
Variable Insurance Portfolios - Energy (WRENG)
2012	0.95% to 2.25%	580,041	11.25 to 10.30	6,448,904	0.00%	0.41% to -0.91%
2011	0.95% to 2.25%	805,071	11.20 to 10.40	8,933,064	0.00%	-9.94% to -11.12%
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.30 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.40 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
Variable Insurance Portfolios - Global Bond (WRGBP)
2012	0.95% to 2.25%	258,003	10.41 to 10.19	2,680,726	3.42%	5.40% to 4.01%
2011	0.95% to 2.25%	138,156	9.88 to 9.79	1,364,034	2.16%	-1.20% to -2.07%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2012	0.95% to 2.25%	1,371,424	12.98 to 11.74	17,549,749	0.00%	0.91% to -0.41%
2011	0.95% to 2.25%	1,820,540	12.86 to 11.79	23,104,191	0.00%	-22.19% to -23.21%
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.30	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Growth (WRGP)
2012	0.95% to 2.25%	8,850,476	$ 11.94 to $ 10.45	$103,583,897	0.06%	11.67% to 10.20%
2011	0.95% to 2.25%	10,732,698	10.69 to 9.48	112,624,107	0.40%	1.16% to -0.17%
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.30	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.70	151,814,844	0.00%	-36.88% to -37.83%
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.95% to 2.25%	3,437,628	24.38 to 20.63	82,139,540	6.30%	17.51% to 15.97%
2011	0.95% to 2.25%	3,451,947	20.75 to 17.79	70,365,113	7.33%	4.26% to 2.90%
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.70	56,854,592	0.61%	-22.56% to -23.76%
Variable Insurance Portfolios - International Growth (WRIP)
2012	0.95% to 2.25%	2,396,608	12.93 to 10.91	30,361,361	1.97%	16.93% to 15.39%
2011	0.95% to 2.25%	2,824,384	11.05 to 9.45	30,636,295	0.42%	-8.20% to -9.40%
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.70% to -43.62%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2012	0.95% to 2.25%	780,139	15.43 to 13.76	11,877,621	2.39%	12.25% to 10.77%
2011	0.95% to 2.05%	988,441	13.75 to 12.62	13,427,910	1.56%	-14.70% to -15.65%
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2012	0.95% to 2.00%	494,224	10.39 to 10.21	5,120,924	4.09%	2.39% to 1.30%
2011	0.95% to 1.60%	233,219	10.15 to 10.11	2,364,729	2.12%	1.50% to 1.06%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2012	0.95% to 1.85%	237,238	16.13 to 14.91	3,779,957	0.00%	10.78% to 9.77%
2011	0.95% to 1.85%	269,527	14.56 to 13.58	3,876,651	0.00%	-7.89% to -8.73%
2010	0.95% to 2.00%	360,541	15.81 to 14.73	5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.10 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.95% to 2.25%	799,639	18.05 to 16.33	14,247,875	0.00%	12.48% to 11%
2011	0.95% to 2.25%	849,997	16.05 to 14.71	13,490,037	0.01%	-1.50% to -2.79%
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.50 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
Variable Insurance Portfolios - Money Market (WRMMP)
2012	0.95% to 2.25%	1,805,265	10.98 to 9.33	19,441,214	0.02%	-0.93% to -2.24%
2011	0.95% to 2.25%	2,452,513	11.08 to 9.54	26,589,991	0.02%	-0.93% to -2.22%
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.90	37,949,287	1.07%	0.06% to -1.40%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2012	0.95% to 2.25%	462,722	17.46 to 15.62	7,968,210	0.73%	16.60% to 15.06%
2011	0.95% to 2.25%	565,907	14.97 to 13.57	8,362,297	0.76%	4.01% to 2.65%
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2012	0.95% to 2.25%	3,672,810	17.85 to 16.55	64,303,289	0.00%	26.61% to 24.95%
2011	0.95% to 2.25%	4,392,183	14.10 to 13.25	60,775,633	0.00%	-6.66% to -7.88%
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.80	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2012	0.95% to 2.25%	3,296,538	14.30 to 12.66	46,267,768	0.00%	4.16% to 2.79%
2011	0.95% to 2.25%	3,922,926	13.73 to 12.31	52,916,173	0.00%	-11.45% to -12.61%
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.30%
2008	0.95% to 2.45%	7,141,914	9.10 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2012	0.95% to 2.05%	400,259	15.19 to 13.79	5,996,555	0.46%	17.50% to 16.20%
2011	0.95% to 2.05%	531,829	12.93 to 11.87	6,794,860	0.49%	-13.62% to -14.57%
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.50%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Value (WRVP)
2012	0.95% to 2.25%	2,815,525	$ 15.59 to $ 13.36	$42,943,614	1.34%	17.75% to 16.20%
2011	0.95% to 2.25%	3,517,161	13.24 to 11.50	45,648,129	0.75%	-8.20% to -9.40%
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.40%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2012	1.60% to 1.75%	12,979	14.18 to 13.91	181,078	0.10%	13.67% to 13.50%
2011	1.60% to 1.75%	20,470	12.48 to 12.26	252,377	0.14%	-7.03% to -7.17%
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.95% to 2.05%	300,349	16.63 to 15.96	4,949,232	0.00%	6.84% to 5.65%
2011	0.95% to 2.05%	412,796	15.57 to 15.11	6,387,695	0.00%	-5.50% to -6.55%
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.95% to 2.20%	816,960	14.17 to 12.54	11,363,182	0.00%	-9.67% to -10.81%
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.60% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.30%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.95% to 2.20%	2,777,451	20.42 to 18.06	55,745,574	0.37%	-32.98% to -33.82%
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.60 to 21.49	111,311,388	0.42%	77.37% to 74.00%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.95% to 1.40%	4,899	9.39 to 8.97	45,091	0.12%	-8.78% to -9.20%
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	9.00 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95% to 2.60%	123,477	7.73 to 8.05	1,014,201	0.00%	-8.99% to -10.50%
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95% to 2.20%	125,245	8.77 to 10.87	1,137,977	0.00%	-8.25% to -9.41%
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)
2011	0.95% to 2.05%	606,157	21.22 to 19.48	12,704,561	1.14%	-26.46% to -27.28%
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	0.95% to 2.60%	1,173,183	29.47 to 25.91	34,128,221	1.21%	-17.19% to -18.57%
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.80 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	****
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
Credit Suisse Trust-International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.30%	****
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.95% to 2.20%	475,495	$ 15.26 to $ 10.19	$7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.10	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95% to 1.85%	347,539	2.78 to 2.67	956,113	12.28%	-2.81% to -3.69%
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.95% to 1.55%	21,860	3.01 to 2.91	64,938	11.64%	-3.26% to -3.85%
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.80%
2008	0.95% to 1.70%	58,162	2.20 to 2.29	128,455	8.37%	-78.88% to -79.10%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	1.25%	6,674	3.39	22,593	8.94%	-3.77%
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.50	23,306	7.46%	-78.84%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	9.29 to 10.11	3,287,420	1.67%	-41.60% to -42.01%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.95% to 1.95%	543,845	10.40 to 10.02	5,600,904	5.50%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	9.64 to 7.70	57,262,331	2.68%	-26.26% to -27.34%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.90 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
Mid Cap Growth VIF (obsolete) (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.95% to 2.15%	331,596	13.30 to 12.08	4,332,608	1.10%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.20	4,511,348	2.07%	-46.73% to -47.60%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.30%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51.00% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.95% to 2.60%	657,631	$ 12.17 to $ 10.65	$7,854,087	0.00%	24.60% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9.00	11,674,270	1.12%	-33.84% to -34.81%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	****
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
V.I. Basic Balanced Fund - Series I (obsolete) (AVB)
2010	0.95% to 1.55%	20,191	10.13 to 9.58	201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
V.I. Large Cap Growth Fund - Series I (obsolete) (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.60%

2012	Reserves for annuity contracts in payout phase:			73,557,624
2012	Contract owners equity:			$5,859,299,538
2011	Reserves for annuity contracts in payout phase:			73,413,778
2011	Contract owners equity:			$6,061,567,903
2010	Reserves for annuity contracts in payout phase:			84,463,089
2010	Contract owners equity:			$7,542,257,800
2009	Reserves for annuity contracts in payout phase:			81,634,158
2009	Contract owners equity:			$7,961,391,641
2008	Reserves for annuity contracts in payout phase:			67,678,494
2008	Contract owners equity:			$7,651,606,707

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company changed its method of accounting for insurance contract acquisition costs and applied the new method retrospectively.

/s/ KPMG LLP

Columbus, Ohio

March 1, 2013

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Policy charges	$1,670	$1,506	$1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Net realized investment gains (losses)	350	(1,609)	(236)
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(67)	(162)	(394)
Non-credit portion of loss recognized in other comprehensive income	36	95	174
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	7	3	2

Total revenues	$4,456	$2,208	$3,254

Benefits and expenses
Interest credited to policyholder account values	$1,038	$1,033	$1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of deferred policy acquisition costs	575	65	299
Interest expense	68	70	55
Other expenses, net of deferrals	795	760	722

Total benefits and expenses	$3,757	$3,057	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$699	$(849)	$171
Federal income tax expense (benefit)	99	(427)	12

Net income (loss)	$600	$(422)	$159
Less: Loss attributable to noncontrolling interest, net of tax	(61)	(56)	(60)

Net income (loss) attributable to Nationwide Life Insurance Company	$661	$(366)	$219

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income (loss)	$600	$(422)	$159

Other comprehensive income, net of tax
Changes in:
Net unrealized gains on available-for-sale securities	571	317	600
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(5)	12	18

Total other comprehensive income, net of tax	$566	$329	$618

Total comprehensive income (loss)	$1,166	$(93)	$777

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(61)	(56)	(60)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$1,227	$(37)	$837

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2012	2011
		(As Adjusted)
Assets
Investments
Fixed maturity securities, available-for-sale	$31,811	$29,201
Mortgage loans, net of allowance	5,827	5,748
Policy loans	980	1,008
Short-term investments	1,034	1,125
Other investments	639	586

Total investments	$40,291	$37,668
Cash and cash equivalents	62	49
Accrued investment income	566	560
Deferred policy acquisition costs	3,249	3,487
Value of business acquired	224	238
Goodwill	200	200
Other assets	4,138	4,590
Separate account assets	71,440	65,194

Total assets	$120,170	$111,986

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,154	$35,252
Short-term debt	300	777
Long-term debt	1,038	991
Other liabilities	4,507	4,230
Separate account liabilities	71,440	65,194

Total liabilities	$113,439	$106,444

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686

Total shareholder’s equity	$6,384	$5,197
Noncontrolling interest	347	345

Total equity	$6,731	$5,542

Total liabilities and equity	$120,170	$111,986

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2009	$4	$1,718	$3,510	$(266)	$4,966	$351	$5,317
Cumulative effect of adoption of accounting principle	$—	$—	$(565)	$(4)	$(569)	$—	$(569)

Adjusted balance as of December 31, 2009	$4	$1,718	$2,945	$(270)	$4,397	$351	$4,748
Cumulative effect of adoption of accounting principle	—	—	(9)	9	—	46	46
Comprehensive income (loss):
Net income (loss)	—	—	219	—	219	(60)	159
Other comprehensive income	—	—	—	618	618	—	618

Total comprehensive income (loss)	—	—	219	618	837	(60)	777
Change in noncontrolling interest	—	—	—	—	—	18	18

Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$600	$(422)	$159
Adjustments to net income (loss):
Net realized investment (gains) losses	(350)	1,609	236
Net other-than-temporary impairment losses recognized in earnings	31	67	220
Interest credited to policyholder account values	1,038	1,033	1,056
Capitalization of deferred policy acquisition costs	(470)	(604)	(501)
Amortization of deferred policy acquisition costs	575	65	299
Amortization and depreciation	80	48	(2)
Deferred tax expense (benefit)	243	(482)	103
Changes in:
Policy liabilities	(548)	(608)	(579)
Derivatives, net	(490)	(364)	(254)
Other, net	(84)	(265)	(51)

Net cash provided by operating activities	$625	$77	$686

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$2,909	$2,705	$3,251
Proceeds from sales of available-for-sale securities	796	1,585	2,168
Purchases of available-for-sale securities	(5,167)	(6,176)	(5,910)
Proceeds from repayments of mortgage loans	1,048	1,124	996
Issuance and purchases of mortgage loans	(1,114)	(751)	(373)
Net decrease (increase) in short-term investments	98	(61)	(44)
Collateral (paid) received, net	(208)	359	(23)
Other, net	(12)	104	(29)

Net cash (used in) provided by investing activities	$(1,650)	$(1,111)	$36

Cash flows from financing activities:
Net change in short-term debt	$(477)	$477	$150
Proceeds from issuance of long-term debt	13	13	272
Cash dividend paid to Nationwide Financial Services, Inc.	(40)	—	—
Investment and universal life insurance product deposits	5,566	5,314	4,540
Investment and universal life insurance product withdrawals	(4,063)	(5,024)	(5,405)
Other, net	39	(34)	9

Net cash provided by (used in) financing activities	$1,038	$746	$(434)

Net increase (decrease) in cash and cash equivalents	$13	$(288)	$288
Cash and cash equivalents, beginning of period	49	337	49

Cash and cash equivalents, end of period	$62	$49	$337

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC”, or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2012 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and Nationwide Investment Services Corporation (“NISC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2012 and 2011, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for a discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions during the second quarter. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.6% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 86% and 84%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, customer bank loans, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are related to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests are recorded in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Income (loss) attributable to noncontrolling interests is excluded from the net income (loss) attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value. These instruments are classified with the lowest priority in the fair value hierarchy. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2012 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2012 (5% in 2011 and 2010), 40% of the number of life insurance policies in force in 2012 (42% in 2011 and 45% in 2010). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total equity of $569 million, net of taxes, as of December 31, 2009.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets[1]	$4,348	$4,590	$242
Other liabilities[1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income[2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

Subsequent Events

The Company evaluated subsequent events through March 1, 2013, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting. The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets. The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity. This guidance changes the consolidation guidance applicable to a VIE. It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

Pending Accounting Standards

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of these disclosures. The Company will adopt both ASUs retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The amendments are effective prospectively for the Company’s annual and interim periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosure and may impact the presentation of the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income product, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. Lifetime Income is the only living benefit guarantee offered on new variable annuity contract sales.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$836	$14,963	$24	64	$999	$11,749	$175	63
Minimum return or anniversary contract value	2,048	29,787	561	68	2,233	28,754	1,882	67

Total GMDB	$2,884	$44,750	$585	66	$3,232	$40,503	$2,057	66

GMAB Return of net deposits	$165	$3,230	$12	64	$342	$4,138	$149	65
GLWB Minimum return or anniversary contract value	$128	$22,031	$613	65	$380	$17,533	$573	65
GMIB Minimum return or anniversary contract value	$49	$514	$1	65	$50	$556	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the reserve balances for variable annuity contracts with guarantees, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
GLWB	$600	$1,624
GMAB	$57	$218
GMDB	$65	$80
GMIB	$2	$3

Paid claims for GMDBs were $30 million and $40 million for the years ended December 31, 2012 and 2011, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Mutual funds:
Bond	$5,634	$5,117
Domestic equity	35,277	31,618
International equity	2,614	2,447

Total mutual funds	$43,525	$39,182
Money market funds	1,225	1,321

Total[1]	$44,750	$40,503

[1]

Excludes $26.7 billion and $24.7 billion as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no -lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $216 million and $162 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2012 and 2011.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$992	$328	$12,321	56
December 31, 2011	$843	$311	$9,777	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$3,487	$3,125	$3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)

Balance at end of year	$3,249	$3,487	$3,125

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $50 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

The following table summarizes changes in the VOBA balance for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$238	$259	$277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1

Balance at end of year	$224	$238	$259

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $16 million, $17 million and $18 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $583 million and $585 million and accumulated amortization was $359 million and $347 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$20
2014	$16
2015	$15
2016	$14
2017	$13

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states and political subdivisions	1,722	281	1	2,002
Debt securities issued by foreign governments	98	20	—	118
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Collateralized debt obligations	393	28	86	335
Other asset-backed securities	140	17	1	156

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$124	$—	$630
Obligations of states and political subdivisions	1,501	177	—	1,678
Debt securities issued by foreign governments	102	18	—	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213

Total fixed maturity securities	$27,477	$2,334	$610	$29,201
Equity securities	19	2	1	20

Total available-for-sale securities	$27,496	$2,336	$611	$29,221

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell debt securities in an unrealized loss position. Investment losses, however, may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2012. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,394	$1,433
Due after one year through five years	7,316	7,993
Due after five years through ten years	8,295	9,283
Due after ten years	5,659	6,607

Subtotal	$22,664	$25,316
Residential mortgage-backed securities	4,506	4,667
Commercial mortgage-backed securities	1,219	1,337
Collateralized debt obligations	393	335
Other asset-backed securities	140	156

Total fixed maturity securities	$28,922	$31,811

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,894	$1,725
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(4)	(8)

Net unrealized gains on available-for-sale securities, before adjustments and taxes	$2,890	$1,717
Adjustment to DAC and VOBA[1]	(482)	(347)
Adjustment to future policy benefits and claims	(295)	(183)
Adjustment to policyholder dividend obligation	(177)	(132)
Deferred federal income tax expense	(672)	(362)

Net unrealized gains on available-for-sale securities	$1,264	$693

[1]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$693	$376
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	990	896
Non-credit impairments and subsequent changes in fair value of those debt securities[1]	178	(11)
Net adjustments to DAC and VOBA[2]	(135)	(187)
Net adjustment to future policy benefits and claims	(112)	(210)
Net adjustment to policyholder dividend obligation	(45)	(42)
Related federal income tax expense	(308)	(147)

Change in unrealized gains on available-for-sale securities	$568	$299

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($2 and $10 as of December 31, 2012 and 2011, respectively)	(3)	(18)

Change in net unrealized gains on available-for-sale securities	$571	$317

Balance at end of year	$1,264	$693

[1]	The non-credit portion of other-than-temporary impairments was $(48) million and $(226) million as of December 31, 2012 and 2011, respectively.
[2]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Collateralized debt obligations	27	1	5	151	85	36	178	86	41
Other asset-backed securities	326	4	23	296	32	46	622	36	69

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

December 31, 2011
Fixed maturity securities:
Corporate public securities	$1,460	$62	150	$309	$49	54	$1,769	$111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	501	15	54	357	48	53	858	63	107

Total fixed maturity securities	$2,317	$88	266	$2,142	$522	386	$4,459	$610	652
Equity securities	7	1	10	—	—	31	7	1	41

Total	$2,324	$89	276	$2,142	$522	417	$4,466	$611	693

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2012			December 31, 2011
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$18	$85	$103	$83	$158	$241
Less than 80.0%
Residential mortgage-backed securities	—	50	50	—	191	191
Collateralized debt obligations	—	72	72	1	121	122
Other	—	36	36	5	52	57

Total	$18	$243	$261	$89	$522	$611

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows is equal to or greater than the amortized cost basis of the securities. These unrealized losses represent temporary fluctuations in non-credit factors that are not indicative of other-than-temporary impairment.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Amortized cost:
Loans with non-specific reserves	$5,820	$5,672
Loans with specific reserves	51	136

Total amortized cost	$5,871	$5,808
Valuation allowance:
Non-specific reserves	$33	$33
Specific reserves	11	27

Total valuation allowance	$44	$60

Mortgage loans, net of allowance	$5,827	$5,748

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$60	$96
Current period provision	1	25
Recoveries[1]	(15)	(7)
Charge offs and other	(2)	(54)

Balance at end of year	$44	$60

[1]	Includes recoveries on sales and increases in the valuations of loans with specific reserves.

The following table summarizes impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Amortized cost	$13	$26	$12	$—	$—	$51
Specific reserves	(2)	(7)	(2)	—	—	$(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$—	$40

December 31, 2011
Amortized cost	$8	$31	$20	$—	$77	$136
Specific reserves	(1)	(9)	(8)	—	(9)	(27)

Carrying value of impaired mortgage loans, net of allowance	$7	$22	$12	$—	$68	$109

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Average recorded investment	$9	$20	$11	$—	$34	$74
Interest income recognized	$1	$2	$1	$—	$6	$10
December 31, 2011
Average recorded investment	$7	$33	$23	$10	$91	$164
Interest income recognized	$1	$5	$3	$—	$8	$17

As of December 31, 2012 and 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Warehouse	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted-average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

December 31, 2011:
Apartment	$805	$245	$89	$1,139	$1,112	$23	$4	$1,139
Warehouse	1,015	123	149	1,287	1,153	53	81	1,287
Office	595	104	76	775	656	69	50	775
Retail	1,878	220	147	2,245	2,074	104	67	2,245
Other	172	63	127	362	284	11	67	362

Total	$4,465	$755	$588	$5,808	$5,279	$260	$269	$5,808

Weighted-average DSC ratio	1.77	1.29	1.15	1.64	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	68%	81%	89%	69%

While the loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Securities Lending

The fair value of loaned securities was $130 million and $103 million as of December 31, 2012 and 2011, respectively. The Company received $133 million and $105 million of cash collateral on securities lending as of December 31, 2012 and 2011, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit and Pledged as Collateral

Available-for-sale securities with a carrying value of $9 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2012 and 2011, respectively. Additionally, available-for-sale securities with a carrying value of $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other financing agreements as of December 31, 2012. The Company had no amount pledged as collateral as of December 31, 2011. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $859 million and $796 million in Tax Credit Funds to unrelated third parties as of December 31, 2012 and 2011, respectively. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027. The Company held immaterial reserves on these transactions as of December 31, 2012 and 2011. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $288 million. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. Net assets of all consolidated VIEs totaled $347 million and $345 million as of December 31, 2012 and 2011, respectively, which was composed primarily of other long-term investments of $348 million and $310 million as of December 31, 2012 and 2011, respectively. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two Tax Credit Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation. Previously, the Company was not deemed the primary beneficiary. As the managing member of the Tax Credit funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds. The impact of consolidation was an increase to noncontrolling interest of $46 million.

Unconsolidated VIEs

In addition to the consolidated VIEs described above, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $222 million and $220 million as of December 31, 2012 and 2011, respectively. In addition, the Company has made commitments for further investments in these VIEs of $66 million and $131 million as of December 31, 2012 and 2011, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Fixed maturity securities, available-for-sale	$1,506	$1,502	$1,474
Mortgage loans	366	370	396
Policy loans	53	56	55
Other	(45)	(34)	(41)

Gross investment income	$1,880	$1,894	$1,884

Investment expenses	55	50	59

Net investment income	$1,825	$1,844	$1,825

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Net derivative gains (losses)	$314	$(1,636)	$(385)
Realized gains on sales	48	64	176
Realized losses on sales	(23)	(45)	(43)
Other	11	8	16

Net realized investment gains (losses)	$350	$(1,609)	$(236)

Proceeds from the sale of available-for-sale securities were $796 million, $1.6 billion and $2.2 billion during the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of $47 million, $50 million and $172 million and gross losses of $20 million, $39 million and $17 million were realized on sales of available-for-sale securities during the years ended December 31, 2012, 2011 and 2010, respectively.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments, for the years ended:

(in millions)	Total	Included in other comprehensive income	Net
December 31, 2012
Fixed maturity securities	$68	$(36)	$32
Mortgage loans	(14)	—	(14)
Other	13	—	13

Other-than-temporary impairment losses	$67	$(36)	$31

December 31, 2011
Fixed maturity securities	$135	$(95)	$40
Mortgage loans	25	—	25
Other	2	—	2

Other-than-temporary impairment losses	$162	$(95)	$67

December 31, 2010
Fixed maturity securities	$330	$(174)	$156
Equity securities	5	—	5
Mortgage loans	59	—	59

Other-than-temporary impairment losses	$394	$(174)	$220

The following table summarizes cumulative credit losses, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative credit loss at beginning of year[1]	$328	$340	$417
New credit losses	18	8	31
Incremental credit losses	10	29	116
Losses related to securities included in the beginning balance sold or paid down during the period	(67)	(49)	(202)
Losses related to securities included in the beginning balance for which there was a change in intent	—	—	(22)

Cumulative credit loss at end of year[1]	$289	$328	$340

[1]

Cumulative credit losses are defined as the amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps and futures. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management. The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on specific corporate creditors. These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain liabilities and

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to economically hedge certain guaranteed benefit obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to economically hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps and futures are used to economically hedge foreign currency-denominated assets and liabilities and

•	credit default swaps are used to either buy or sell credit protection on a specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2012 and 2011, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total Return Swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$11	$145	$29	$310
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,182	$21,732	$2,142	$20,955
Equity contracts	1,004	7,162	—	—
Total Return Swaps	10	892	37	2,409
Other derivative contracts	1	13	7	17

Total derivative positions[1]	$3,208	$29,944	$2,215	$23,691

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s derivative positions, primarily offset by master netting agreements and collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held cash collateral from derivative counterparties of $798 million and $1.0 billion, respectively. The Company did not hold securities as off-balance sheet collateral as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had posted cash collateral of $228 million and $223 million, respectively, and pledged securities with a fair value of $148 million and $152 million, respectively, with derivative counterparties.

The fair value of embedded derivatives on life and annuity programs was $748 million and $1.9 billion as of December 31, 2012 and 2011, respectively, which is included in future policy benefits and claims in the consolidated balance sheets.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Derivatives designated and qualifying as hedging instruments	$(1)	$(4)	$(9)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(125)	$(44)	$(39)
Equity contracts	(665)	(45)	(389)
Total return swaps	(343)	(17)	(136)
Other derivative contracts	(1)	(6)	(20)
Net interest settlements	53	34	16

Total derivative losses[1]	$(1,082)	$(82)	$(577)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,185	(1,674)	98
Other revenue on guaranteed benefit annuity programs	211	120	94

Change in embedded derivative liabilities and related fees	$1,396	$(1,554)	$192

Net realized derivative gains (losses)	$314	$(1,636)	$(385)

[1]

Included in total derivative losses are economic hedging losses of $827 million, gains of $1.0 billion, and losses of $347 million related to the guaranteed benefit annuity programs for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]

As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on guaranteed benefit annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 includes updated assumptions in lapse, mortality, withdrawal behavior and benefit utilization. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2011 includes updated assumptions in lapse, mortality and withdrawal behavior. Refer to Note 2 for further discussion of the annual review of DAC model assumptions.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(8)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states and political subdivisions	—	2,002	—	2,002
Debt securities issued by foreign governments	73	45	—	118
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Collateralized debt obligations	—	53	282	335
Other asset-backed securities	—	147	9	156

Total fixed maturity securities at fair value	$1,150	$29,464	$1,197	$31,811
Equity securities	—	12	8	20
Short-term investments	45	989	—	1,034
Trading securities	—	—	54	54

Total other investments at fair value	$45	$1,001	$62	$1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(657)	$(657)
Indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,209	$2	$13	$69	$(187)	$40	$(374)	$772
Collateralized debt obligations	247	2	53	36	(56)	—	—	282
Other fixed maturity securities	135	—	11	2	(13)	11	(3)	143

Total fixed maturity securities at fair value[2]	$1,591	$4	$77	$107	$(256)	$51	$(377)	$1,197
Other investments at fair value	43	16	3	—	—	—	—	62
Derivative assets[3]	1,004	(353)	—	350	(179)	—	—	822
Separate account assets	1,952	73	—	—	—	—	—	2,025

Assets at fair value	$4,590	$(260)	$80	$457	$(435)	$51	$(377)	$4,106

Liabilities
Future policy benefits and claims:
Living benefits	$(1,842)	$1,185	$—	$—	$—	$—	$—	$(657)
Indexed products	(63)	(28)	—	—	—	—	—	(91)

Total future policy benefits and claims	$(1,905)	$1,157	$—	$—	$—	$—	$—	$(748)
Derivative liabilities[3]	(6)	1	—	—	—	—	—	(5)

Liabilities at fair value	$(1,911)	$1,158	$—	$—	$—	$—	$—	$(753)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees incorporates many inputs, including significant unobservable inputs for mortality, lapse rates, wait period and benefit utilization. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated as the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a standard deterministic approach.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2012:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	70%-100%
Non-performance risk	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]

To reflect non-performance risk, benefits paid to policyholders are assumed to be reduced by 10% within the discounted cash flows projection whenever the S&P index is simulated to go below a certain threshold designed to represent non-performance.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

Higher non-performance risk tends to decrease the value of the liability and lower non-performance risk tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.6 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630
Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,570	$30,626	$4,590	$98,786

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Indexed products	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	—	(2,209)	(6)	(2,215)

Liabilities at fair value	$—	$(2,209)	$(1,911)	$(4,120)

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of December 31, 2010	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,161	$(10)	$26	$161	$(242)	$163	$(50)	$1,209
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	143	5	4	57	(63)	4	(15)	135

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Indexed products	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder account values. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $154 million for derivative assets and $(1.7) million for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$5,827	$5,988	$—	$5,988	$5,748	$5,861
Policy loans	$980	$980	$—	$980	$1,008	$1,008

Liabilities
Investment contracts	$20,123	$19,561	$—	$19,561	$18,318	$17,992
Short-term debt	$300	$300	$—	$300	$777	$777
Long-term debt	$1,038	$1,323	$1,282	$41	$991	$1,081

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012	$25	$175	$200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2012, 2011 and 2010. As of the 2012, 2011 and 2010 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of December 31, 2012 and 2011 have not been previously impaired.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Liabilities:
Future policyholder benefits	$1,732	$1,761
Policyholder funds and accumulated dividends	142	143
Policyholder dividends payable	24	27
Policyholder dividend obligation	198	156
Other policy obligations and liabilities	32	26

Total liabilities	$2,128	$2,113

Assets:
Fixed maturity securities, available-for-sale	$1,511	$1,424
Mortgage loans, net of allowance	183	210
Policy loans	164	170
Other assets	77	105

Total assets	$1,935	$1,909

Excess of reported liabilities over assets	193	204

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$45	$42
Adjustment to policyholder dividend obligation	(45)	(42)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$193	$204

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,511	$1,424
Amortized cost	1,334	1,292
Shadow policyholder dividend obligation	(177)	(132)

Net unrealized appreciation	$—	$—

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Revenues:
Premiums	$73	$77	$83
Net investment income	98	102	101
Realized investment gains (losses)	1	(3)	(3)
Realized losses credited to policyholder benefit obligation	(5)	(1)	(1)

Total revenues	$167	$175	$180

Benefits and expenses:
Policy and contract benefits	$134	$145	$131
Change in future policyholder benefits and interest credited to policyholder accounts	(27)	(35)	(23)
Policyholder dividends	50	55	56
Change in policyholder dividend obligation	(8)	(8)	(3)
Other expenses	1	1	1

Total benefits and expenses	$150	$158	$162

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$204	$215	$227
Change during period	(11)	(11)	(12)

End of period	$193	$204	$215

Cumulative closed block earnings from inception through December 31, 2012, 2011 and 2010 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $21 million, $23 million and $31 million as of December 31, 2012, 2011 and 2010, respectively.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
$600 million commercial paper program (0.29% and 0.30%, respectively)	$300	$300
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)	$—	$477

Total short-term debt	$300	$777

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 21, 2013. The Company had $10.2 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2012. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2012 and 2011.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. LIBOR plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. As of December 31, 2012, the agreement was cancelled with no outstanding balance.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2012 and 2011.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2012 and 2011.

The amount of interest paid on short-term debt was $6 million in 2012, $5 million in 2011 and immaterial in 2010.

(12)	Long-Term Debt

The following table summarizes long-term debt, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	297	285
Other	41	6

Total long-term debt	$1,038	$991

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $313 million in 2016. The Company made interest payments on this surplus note totaling $10 million and $9 million for the years ending December 31, 2012 and 2011, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2012, 2011 and 2010. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Current tax (benefit) expense	$(144)	$55	$(91)
Deferred tax expense (benefit)	243	(482)	103

Total tax expense (benefit)	$99	$(427)	$12

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2012		December 31, 2011[1]		December 31, 2010[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$245	35%	$(297)	35%	$59	35%
Dividends received deduction	(75)	(11)%	(99)	12%	(50)	(29)%
Impact of noncontrolling interest	21	3%	20	(3)%	21	12%
Tax credits	(85)	(12)%	(30)	3%	(27)	(16)%
Change in tax contingency reserve	(4)	(1)%	(15)	2%	(5)	(3)%
Other, net	(3)	(1)%	(6)	1%	14	8%

Total	$99	14%	$(427)	50%	$12	7%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax receivable was $61 million and $16 million as of December 31, 2012 and 2011, respectively.

Total federal income taxes (refunded) paid were $(95) million, $121 million, and $(35) million for the years ended December 31, 2012, 2011, and 2010, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

No material changes in estimated income tax expense were recorded in 2012 or 2010. During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (“DRD”).

As of December 31, 2012, the Company has $87 million in low-income-housing credit carryforwards, which expire between 2024 and 2032, and $169 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company has $32 million in foreign tax credit carryforwards which expire between 2019 and 2022. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax (liability) asset included in other assets in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011[1]
Deferred tax assets:
Future policy benefits and claims	$1,295	$1,193
Derivatives	94	574
Tax credit carryforwards	288	185
Other	478	330

Gross deferred tax assets	$2,155	$2,282
Valuation allowance	(18)	(18)

Net deferred tax assets	$2,137	$2,264

Deferred tax liabilities:
Deferred policy acquisition costs	$(874)	$(963)
Available-for-sale securities	(1,338)	(840)
Value of business acquired	(81)	(86)
Other	(158)	(148)

Gross deferred tax liabilities	$(2,451)	$(2,037)

Net deferred tax (liability) asset	$(314)	$227

[1]	The balances reflect a change in accounting principle, as described in Note 2.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $18 million as of December 31, 2012 and 2011. There was no change in valuation allowance for the year ended December 31, 2012 or 2010, while there was a change of $6 million for the year ended December 31, 2011. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2012	2011	2010
Balance at beginning of period	$76	$119	$95
Additions for current year tax positions	(2)	9	18
Additions for prior years tax positions	25	—	19
Reductions for prior years tax positions	(63)	(52)	(13)

Balance at end of period	$36	$76	$119

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2008 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net income (loss)
NLIC	$764	$18	$560
NLAIC	$(65)	$(61)	$(50)

Statutory capital and surplus
NLIC	$3,837	$3,591	$3,686
NLAIC	$280	$302	$287

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. During the year ended December 31, 2011 and 2010, NLIC did not pay any dividends to NFS. As of January 1, 2013, NLIC has the ability to pay dividends to NFS totaling $724 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2012, 2011 and 2010, the Company made payments to NMIC and NSC totaling $283 million, $241 million and $250 million, respectively.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.2 billion and $3.0 billion as of December 31, 2012 and 2011, respectively. Total revenues from these contracts were $140 million, $148 million and $139 million for the years ended December 31, 2012, 2011 and 2010, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $113 million, $122 million and $115 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2012, 2011 and 2010, the Company made lease payments to NMIC of $15 million, $14 million and $20 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2012, 2011 and 2010 were $161 million, $203 million and $209 million, respectively, while benefits, claims and expenses ceded during these years were $167 million, $212 million and $241 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2012 and 2011, customer allocations to NFG funds totaled $45.0 billion and $39.7 billion, respectively. For the years ended December 31, 2012, 2011 and 2010, NFG paid the Company $144 million, $129 million and $103 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $854 million and $994 million as of December 31, 2012 and 2011, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2012, 2011 and 2010 were $54 million, $64 million and $61 million, respectively.

During 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million to NMIC. The sale resulted in a net realized loss of $5 million in 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2012 and 2011, the Company had notes receivable outstanding of $126 million and $148 million, respectively.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and twenty-one other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. The Company has until March 29, 2013 to file a notice of appeal. The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The complaint seeks certification as a class action. NMIC and NLIC filed a motion to dismiss. By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit. On January 30, 2012, plaintiffs filed their appeal. On October 24, 2012, the Court of Appeals affirmed the dismissal. On November 9, 2012, plaintiffs filed a petition for rehearing en banc. On December 14, 2012, the Court of Appeals denied the petition for rehearing. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. NMIC and NLIC have filed an opposition memorandum.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action suit in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008 the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and answers of defendants are due on March 5, 2013.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Premiums
Direct	$890	$832	$808
Assumed	—	—	5
Ceded	(255)	(301)	(329)

Net	$635	$531	$484

Life, accident and health insurance in force
Direct	$216,002	$209,732	$208,920
Assumed	5	5	10
Ceded	(59,895)	(60,499)	(64,755)

Net	$156,112	$149,238	$144,175

Total amounts recoverable under reinsurance contracts totaled $684 million, $704 million and $739 million as of December 31, 2012, 2011 and 2010, respectively.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; and fixed universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment; other-than-temporary impairment losses and other revenues and expenses not allocated to other segments.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	301	—	635
Net investment income	551	736	536	2	1,825
Non-operating net realized investment gains[1]	—	—	—	459	459
Other-than-temporary impairment losses	—	—	—	(31)	(31)
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,514	$452	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	615	17	1,227
Policyholder dividends	—	—	54	—	54
Amortization of DAC	185	14	150	226	575
Interest expense	—	—	—	68	68
Other operating expenses	285	163	255	92	795

Total benefits and expenses	$1,440	$634	$1,273	$410	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$241	$42	$699

Less: non-operating net realized investment gains[1]	—	—	—	(459)
Less: non-operating net other-than-temporary impairment losses	—	—	—	31
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$241	$(82)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses[1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Interest expense	—	—	—	70	70
Other operating expenses	269	166	238	87	760

Total benefits and expenses	$1,199	$618	$1,176	$64	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$283	$(1,609)	$(849)

Less: non-operating net realized investment losses[1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$283	$(55)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2010[3]
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses[1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues[2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	192	9	136	(38)	299
Interest expense	—	—	—	55	55
Other operating expenses	244	165	237	76	722

Total benefits and expenses	$1,181	$598	$1,174	$130	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$161	$191	$263	$(444)	$171

Less: non-operating net realized investment gains[1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(48)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$161	$191	$263	$(35)

Assets as of year end	$52,786	$25,502	$22,434	$5,828	$106,550

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$597	$597
Obligations of states and political subdivisions	1,722	2,002	2,002
Debt securities issued by foreign governments	98	118	118
Public utilities	2,374	2,684	2,684
All other corporate	24,252	26,410	26,410

Total fixed maturity securities, available-for-sale	$28,922	$31,811	$31,811

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$5	$8	$8
Nonredeemable preferred stocks	10	12	12

Total equity securities, available-for-sale	$15	$20	$20

Trading assets	49	54	54
Mortgage loans, net of allowance	5,871		5,827	[1]
Policy loans	980		980
Other investments	565		565
Short-term investments	1,034		1,034

Total investments	$37,436		$40,291

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

2010
IPS - Annuity	$1,761	$10,541			$209
Retirement Plans	172	11,874			—
IPS - Life and NBSG	1,354	9,163			275
Corporate and Other	(162)	1,098			—

Total	$3,125	$32,676			$484

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

2010
IPS - Annuity	$569	$745	$192	$244
Retirement Plans	691	424	9	165
IPS - Life and NBSG	510	801	136	237
Corporate and Other	55	37	(38)	131

Total	$1,825	$2,007	$299	$777

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	The 2011 and 2010 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance [1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance [1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

2010

Life, accident and health insurance in force	$208,920	$(64,755)	$10	$144,175	—

Premiums:
Life insurance [1]	$570	$(88)	$1	$483	0.2%
Accident and health insurance	238	(241)	4	1	NM

Total	$808	$(329)	$5	$484	1.0%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011, and 2010 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44
2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60
2010
Valuation allowances - mortgage loans	$77	$66	$—	$47	$96

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-9:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously on June 4, 1998 with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed previously on June 4, 1998 with initial Registration Statement (File No.333-56073) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not applicable.
(8)	Form of Participation Agreements –
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"
(6)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated July 15, 1989, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidiifpa99h6.htm"
(7)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"
(8)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"
(9)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm"
(10)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"
(11)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"
(12)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm"
(13)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"
(14)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"
(15)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"
(16)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(17)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(18)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) as amended, dated April 13, 2004, as document "blackrockfpa.htm".
(19)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm".
(20)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002, as document "roycefpa.htm".

(21)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".
(22)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, as document "waddellreedfpa.htm".
(23)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".
The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and are hereby incorporated by reference.
(24)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company, dated June 9, 2006, as document "sbl_fpa.htm".
The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 24(b), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, as document "jpmorganfpa.htm".
The following Fund Participation Agreement was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference.
(26)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(27)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Fund Participation Agreement was previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 24(b), and is hereby incorporated by reference.
(28)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document " delawarefpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 13,299 and 881 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Security Distributors, Inc. ("SDI")
(a)	Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
And of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
(b)	Directors and Officers of SDI:

Michael K. Reidy	President and Chairman of the Board
Lorette Ziegler	Treasurer
Kurt E. Auleta	Vice President and Director
Ken DiFrancesca	Vice President and Director
James J. Kiley	Vice President, Education Markets
Paula K. Dell	Vice President
Christopher D. Swickard	Vice President, Secretary and Director
Kevin M. Watt	Vice President
Donald A. Wiley	Vice President
James R. Schmank	Vice President
Mark Turner	Vice President
Ryan Johnson	Vice President
Carmen R. Hill	Second Vice President and Assistant Secretary
Kenneth J. Rathke	Assistant Vice President
Yolande C. Nichols	Chief Compliance Officer
SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Security Distributors, Inc.	$362,966	$0	$0	$0
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 25, 2013.
Nationwide Variable Account-9
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 25, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact